UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2014

Item 1. Reports to Stockholders.

Semiannual Report

JANUARY 31, 2014

CLASSIC PROFUNDS

	Investor Class	Service Class
Bull	BLPIX	BLPSX
Mid-Cap	MDPIX	MDPSX
Small-Cap	SLPIX	SLPSX
NASDAQ-100	OTPIX	OTPSX
Large-Cap Value	LVPIX	LVPSX
Large-Cap Growth	LGPIX	LGPSX
Mid-Cap Value	MLPIX	MLPSX
Mid-Cap Growth	MGPIX	MGPSX
Small-Cap Value	SVPIX	SVPSX
Small-Cap Growth	SGPIX	SGPSX
Europe 30	UEPIX	UEPSK

ULTRA PROFUNDS

UltraBull	ULPIX	ULPSX
UltraMid-Cap	UMPIX	UMPSX
UltraSmall-Cap	UAPIX	UAPSX
UltraDow 30	UDPIX	UDPSX
UltraNASDAQ-100	UOPIX	UOPSX
UltraInternational	UNPIX	UNPSX
UltraEmerging Markets	UUPIX	UUPSX
UltraLatin America	UBPIX	UBPSX
UltraChina	UGPIX	UGPSX
UltraJapan	UJPIX	UJPSX

INVERSE PROFUNDS

Bear	BRPIX	BRPSX
Short Small-Cap	SHPIX	SHPSX
Short NASDAQ-100	SOPIX	SOPSX
UltraBear	URPIX	URPSX
UltraShort Mid-Cap	UIPIX	UIPSX
UltraShort Small-Cap	UCPIX	UCPSX
UltraShort Dow 30	UWPIX	UWPSX
UltraShort NASDAQ-100	USPIX	USPSX
UltraShort International	UXPIX	UXPSX
UltraShort Emerging Markets	UVPIX	UVPSX
UltraShort Latin America	UFPIX	UFPSX
UltraShort China	UHPIX	UHPXS
UltraShort Japan	UKPIX	UKPSX

ULTRASECTOR PROFUNDS

Banks	BKPIX	BKPSX
Basic Materials	BMPIX	BMPSX
Biotechnology	BIPIX	BIPSX
Consumer Goods	CNPIX	CNPSX
Consumer Services	CYPIX	CYPSX
Financials	FNPIX	FNPSX
Health Care	HCPIX	HCPSX
Industrials	IDPIX	IDPSX
Internet	INPIX	INPSX
Mobile Telecommunications	WCPIX	WCPSX
Oil & Gas	ENPIX	ENPSX
Oil Equipment, Services & Distribution	OEPIX	OEPSX
Pharmaceuticals	PHPIX	PHPSX
Precious Metals	PMPIX	PMPSX
Real Estate	REPIX	REPSX
Semiconductor	SMPIX	SMPSX
Technology	TEPIX	TEPSX
Telecommunications	TCPIX	TCPSX
Utilities	UTPIX	UTPSX

INVERSE SECTOR PROFUNDS

Short Oil & Gas	SNPIX	SNPSX
Short Precious Metals	SPPIX	SPPSX
Short Real Estate	SRPIX	SRPSX

NON-EQUITY PROFUNDS

U.S. Government Plus	GVPIX	GVPSX
Rising Rates Opportunity 10	RTPIX	RTPSX
Rising Rates Opportunity	RRPIX	RRPSX
Rising U.S. Dollar	RDPIX	RDPSX
Falling U.S. Dollar	FDPIX	FDPSX

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Index Composition
27	Expense Examples

Schedules of Portfolio Investments
36	Bull ProFund
38	Mid-Cap ProFund
43	Small-Cap ProFund
45	NASDAQ-100 ProFund
47	Large-Cap Value ProFund
51	Large-Cap Growth ProFund
55	Mid-Cap Value ProFund
59	Mid-Cap Growth ProFund
63	Small-Cap Value ProFund
69	Small-Cap Growth ProFund
74	Europe 30 ProFund
75	UltraBull ProFund
77	UltraMid-Cap ProFund
82	UltraSmall-Cap ProFund
85	UltraDow 30 ProFund
87	UltraNASDAQ-100 ProFund
89	UltraInternational ProFund
90	UltraEmerging Markets ProFund
92	UltraLatin America ProFund
94	UltraChina ProFund
96	UltraJapan ProFund
97	Bear ProFund
98	Short Small-Cap ProFund
99	Short NASDAQ-100 ProFund
100	UltraBear ProFund
101	UltraShort Mid-Cap ProFund
102	UltraShort Small-Cap ProFund
103	UltraShort Dow 30 ProFund
104	UltraShort NASDAQ-100 ProFund
105	UltraShort International ProFund
106	UltraShort Emerging Markets ProFund
107	UltraShort Latin America ProFund
108	UltraShort China ProFund
109	UltraShort Japan ProFund
110	Banks UltraSector ProFund
112	Basic Materials UltraSector ProFund
114	Biotechnology UltraSector ProFund
115	Consumer Goods UltraSector ProFund
117	Consumer Services UltraSector ProFund
120	Financials UltraSector ProFund
124	Health Care UltraSector ProFund
126	Industrials UltraSector ProFund
130	Internet UltraSector ProFund
132	Mobile Telecommunications UltraSector ProFund
133	Oil & Gas UltraSector ProFund
135	Oil Equipment, Services & Distribution UltraSector ProFund
137	Pharmaceuticals UltraSector ProFund
138	Precious Metals UltraSector ProFund
139	Real Estate UltraSector ProFund
141	Semiconductor UltraSector ProFund
142	Technology UltraSector ProFund
144	Telecommunications UltraSector ProFund
145	Utilities UltraSector ProFund
147	Short Oil & Gas ProFund
148	Short Precious Metals ProFund
149	Short Real Estate ProFund
150	U.S. Government Plus ProFund
151	Rising Rates Opportunity 10 ProFund
152	Rising Rates Opportunity ProFund
153	Rising U.S. Dollar ProFund
155	Falling U.S. Dollar ProFund
157	Statements of Assets and Liabilities
171	Statements of Operations
185	Statements of Changes in Net Assets
211	Financial Highlights
243	Notes to Financial Statements
279	Board Approval of Investment Advisory Agreement

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Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds Semiannual Report to shareholders for the six months ended January 31, 2014.

Equity Markets Mixed

Equity markets around the world posted strong gains during the last five months of 2013 but took a spill in January 2014, as fears surrounding emerging markets drove investors into safe haven assets. In the United States, the S&P 500® gained 6.9% and The Dow® was up 2.5% for the six-month period. Small- and mid-cap stocks were stronger, with the Russell 2000® and S&P MidCap 400® returning 8.9% and 7.4%, respectively.

Nine of the ten Dow Jones U.S. Industry Indices increased during the six months ended January 31, 2014. The best performers were technology, industrials and health care, up 13.4%, 11.3% and 10.8%, respectively. The weakest performers were telecommunications and utilities, down 0.7% and up 1.7%, respectively.

Developed markets outside North America delivered solid gains, with the MSCI EAFE index up 7.6%, the MSCI Europe index up 9.8% and Japan’s Nikkei Index up 9.9% in U.S. dollar terms. But emerging markets, as measured by the MSCI Emerging Markets Index, lost 0.2%. Concern about slowing growth in China and other emerging markets triggered selling in emerging market stocks, which spilled over into developed markets. The U.S. Federal Reserve’s decision to continue to withdraw monetary stimulus, which had been a key catalyst for flows into emerging markets in recent years, exacerbated the problem.

The U.S. dollar declined against the basket of major currencies that compose the U.S. Dollar Index®, losing 0.2%.

Fixed Income Markets Stable

U.S. fixed income markets delivered modestly positive results for the six months ended January 31, 2014, with the Barclays U.S. Aggregate Bond Index® up 1.8%. Treasurys appreciated slightly, with the Ryan Labs 30 Year Treasury Index up 2.2% and the Ryan Labs 10 Year Treasury Index up 0.7%. A flight to quality in January 2014, following a somewhat volatile period in 2013, contributed to these positive results. Credit markets delivered solid gains, with the Markit iBoxx® $ Liquid High Yield Index up 4.1% and the Markit iBoxx® $ Liquid Investment Grade Index up 3.6%.

ProFunds offers tools to help you express your view and manage risk, whatever your take on the market.

Thank you for the trust and confidence you have placed in us by investing in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

This Page Intentionally Left Blank

Allocation of Portfolio Holdings and Index Composition

4 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Bull ProFund

Investment Objective: The Bull ProFund seeks investment results that, before fees and expenses, correspond to the performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	42%
Futures Contracts	5%
Swap Agreements	53%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	1.2%
Exxon Mobil Corp.	1.1%
Google, Inc.	0.9%
Microsoft Corp.	0.8%
General Electric Co.	0.7%

S&P 500 — Composition

% of Index
Consumer, Non-cyclical	23%
Financial	17%
Technology	12%
Communications	12%
Industrial	11%
Energy	10%
Consumer, Cyclical	9%
Basic Materials	3%
Utilities	3%

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks investment results that, before fees and expenses, correspond to the performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Futures Contracts	13%
Swap Agreements	26%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Green Mountain Coffee Roasters, Inc.	0.4%
Affiliated Managers Group, Inc.	0.4%
Henry Schein, Inc.	0.4%
Equinix, Inc.	0.4%
HollyFrontier Corp.	0.4%

S&P MidCap 400 — Composition

% of Index
Financial	22%
Industrial	19%
Consumer, Non-cyclical	19%
Consumer, Cyclical	12%
Technology	10%
Energy	5%
Utilities	5%
Basic Materials	4%
Communications	4%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks investment results that, before fees and expenses, correspond to the performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	35%
Futures Contracts	13%
Swap Agreements	52%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Isis Pharmaceuticals, Inc.	0.1%
Acuity Brands, Inc.	0.1%
The Middleby Corp.	0.1%
athenahealth, Inc.	0.1%
CoStar Group, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financial	23%
Consumer, Non-cyclical	21%
Industrial	14%
Consumer, Cyclical	13%
Technology	10%
Communications	7%
Energy	5%
Basic Materials	4%
Utilities	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 5

NASDAQ-100 ProFund

Investment Objective: The NASDAQ-100 ProFund seeks investment results that, before fees and expenses, correspond to the performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Futures Contracts	18%
Swap Agreements	13%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	7.7%
Google, Inc.	5.7%
Microsoft Corp.	5.4%
Amazon.com, Inc.	2.8%
Qualcomm, Inc.	2.2%

NASDAQ-100 Index — Composition

% of Index
Technology	37%
Communications	36%
Consumer, Non-cyclical	19%
Consumer, Cyclical	7%
Industrial	1%

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks investment result that, before fees and expenses, correspond to the performance of the S&P 500 Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	5.3%
General Electric Co.	3.3%
Wells Fargo & Co.	2.8%
Chevron Corp.	2.8%
J.P. Morgan Chase & Co.	2.7%

S&P 500 Value Index — Composition

% of Index
Financial	24%
Consumer, Non-cyclical	18%
Energy	15%
Industrial	10%
Consumer, Cyclical	9%
Communications	8%
Technology	7%
Utilities	6%
Basic Materials	3%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks investment results that, before fees and expenses, correspond to the performance of the S&P 500 Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	5.5%
Google, Inc.	4.2%
Microsoft Corp.	3.5%
Johnson & Johnson	1.8%
Comcast Corp.	1.7%

S&P 500 Growth Index — Composition

% of Index
Consumer, Non-cyclical	25%
Technology	18%
Communications	16%
Industrial	12%
Financial	10%
Consumer, Cyclical	10%
Energy	6%
Basic Materials	3%

6 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks investment results that, before fees and expenses, correspond to the performance of the S&P MidCap 400 Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HollyFrontier Corp.	1.3%
SL Green Realty Corp.	1.2%
Fidelity National Title Group, Inc.	1.2%
Realty Income Corp.	1.2%
New York Community Bancorp	1.0%

S&P MidCap 400 Value Index — Composition

% of Index
Financial	30%
Industrial	16%
Consumer, Non-cyclical	14%
Consumer, Cyclical	11%
Utilities	8%
Basic Materials	7%
Technology	6%
Energy	4%
Communications	4%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks investment results that, before fees and expenses, correspond to the performance of the S&P MidCap 400 Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Green Mountain Coffee Roasters, Inc.	1.4%
Affiliated Managers Group, Inc.	1.3%
Under Armour, Inc.	1.2%
Trimble Navigation, Ltd.	1.1%
LKQ Corp.	1.1%

S&P MidCap 400 Growth Index — Composition

% of Index
Consumer, Non-cyclical	23%
Industrial	21%
Financial	16%
Consumer, Cyclical	14%
Technology	13%
Energy	6%
Communications	4%
Basic Materials	2%
Utilities	1%

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks investment results that, before fees and expenses, correspond to the performance of the S&P SmallCap 600 Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Centene Corp.	1.0%
Prospect Capital Corp.	0.9%
ProAssurance Corp.	0.9%
Curtiss-Wright Corp	0.9%
EMCOR Group, Inc.	0.8%

S&P SmallCap 600 Value Index — Composition

% of Index
Financial	22%
Industrial	19%
Consumer, Cyclical	15%
Consumer, Non-cyclical	15%
Technology	9%
Utilities	7%
Basic Materials	5%
Energy	4%
Communications	4%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 7

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks investment results that, before fees and expenses, correspond to the performance of the S&P SmallCap 600 Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
FEI Co.	1.2%
Questcor Pharmaceuticals, Inc.	1.2%
Fifth & Pacific Cos., Inc.	1.1%
Cognex Corp.	1.0%
West Pharmaceutical Services, Inc.	1.0%

S&P SmallCap 600 Growth Index — Composition

% of Index
Financial	21%
Consumer, Non-cyclical	18%
Industrial	18%
Consumer, Cyclical	18%
Technology	12%
Communications	5%
Energy	4%
Basic Materials	4%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks investment results that, before fees and expenses, correspond to the performance of the ProFunds Europe 30 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
HSBC Holdings PLC	5.4%
Royal Dutch Shell PLC	5.3%
Vodafone Group PLC	5.2%
BHP Billiton PLC	4.9%
BP PLC	4.6%

ProFunds Europe 30 Index — Composition

% of Index
Financial	18%
Consumer, Non-cyclical	18%
Energy	18%
Communications	13%
Basic Materials	11%
Industrial	9%
Technology	8%
Consumer, Cyclical	3%
Utilities	2%
Country Composition
United Kingdom	44%
Netherlands	16%
Germany	7%
France	7%
Spain	7%
Other	19%

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Futures Contracts	8%
Swap Agreements	142%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	1.4%
Exxon Mobil Corp.	1.3%
Google, Inc.	1.1%
Microsoft Corp.	0.9%
General Electric Co.	0.8%

S&P 500 — Composition

% of Index
Consumer, Non-cyclical	23%
Financial	17%
Technology	12%
Communications	12%
Industrial	11%
Energy	10%
Consumer, Cyclical	9%
Basic Materials	3%
Utilities	3%

8 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Futures Contracts	19%
Swap Agreements	121%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Green Mountain Coffee Roasters, Inc.	0.4%
Affiliated Managers Group, Inc.	0.4%
Henry Schein, Inc.	0.4%
Equinix, Inc.	0.4%
HollyFrontier Corp.	0.4%

S&P MidCap 400 — Composition

% of Index
Financial	22%
Industrial	19%
Consumer, Non-cyclical	19%
Consumer, Cyclical	12%
Technology	10%
Energy	5%
Utilities	5%
Basic Materials	4%
Communications	4%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Futures Contracts	13%
Swap Agreements	130%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Isis Pharmaceuticals, Inc.	0.2%
Acuity Brands, Inc.	0.2%
The Middleby Corp.	0.2%
athenahealth, Inc	0.2%
CoStar Group, Inc.	0.2%

Russell 2000 Index — Composition

% of Index
Financial	23%
Consumer, Non-cyclical	21%
Industrial	14%
Consumer, Cyclical	13%
Technology	10%
Communications	7%
Energy	5%
Basic Materials	4%
Utilities	3%

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Dow Jones Industrial Average.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	45%
Futures Contracts	14%
Swap Agreements	142%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Visa, Inc.	4.0%
International Business Machines Corp.	3.3%
The Goldman Sachs Group, Inc.	3.0%
3M Co.	2.4%
Boeing Co.	2.3%

Dow Jones Industrial Average — Composition

% of Index
Industrial	20%
Financial	25%
Consumer, Non-cyclical	15%
Consumer, Cyclical	13%
Technology	10%
Energy	8%
Communications	7%
Basic Materials	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 9

UltraNASDAQ-100 ProFund

Investment Objective: The UltraNASDAQ-100 ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	47%
Futures Contracts	18%
Swap Agreements	135%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	5.4%
Google, Inc.	3.9%
Microsoft Corp.	3.8%
Amazon.com, Inc.	2.0%
Qualcomm, Inc.	1.5%

NASDAQ-100 Index — Composition

% of Index
Technology	37%
Communications	36%
Consumer, Non-cyclical	19%
Consumer, Cyclical	7%
Industrial	1%

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

% of Index
Financial	26%
Consumer, Non-cyclical	22%
Consumer, Cyclical	12%
Industrial	12%
Communications	8%
Basic Materials	7%
Energy	6%
Utilities	4%
Technology	2%
Diversified	1%
Country Composition
Japan	21%
United Kingdom	19%
Switzerland	10%
France	10%
Other	40%

10 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the BNY Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	124%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd	6.0%
China Mobile, Ltd.	4.8%
American Movil S.A.B. de C.V.	4.6%
Baidu, Inc.	4.0%
Itau Unibanco Holding S.A. — Preferred	2.9%

BNY Mellon Emerging Markets 50 ADR Index — Composition

% of Index
Communications	29%
Financial	16%
Energy	15%
Basic Materials	13%
Technology	13%
Consumer, Non-cyclical	8%
Industrial	3%
Utilities	2%
Consumer, Cyclical	1%
Country Composition
Brazil	26%
China	26%
Mexico	11%
Taiwan	10%
South Korea	9%
Other	18%

UltraLatin America ProFund

Investment Objective: The UltraLatin America ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the BNY Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	121%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Vale S.A.	8.3%
Ambev S.A.	6.9%
Petroleo Brasileiro S.A.	5.9%
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)	4.5%
BRF-Brazil Foods S.A.	4.4%

BNY Mellon Latin America 35 ADR Index — Composition

% of Index
Consumer, Non-cyclical	26%
Basic Materials	21%
Financial	14%
Energy	13%
Communications	11%
Utilities	7%
Industrial	5%
Consumer, Cyclical	3%
Country Composition
Brazil	62%
Mexico	20%
Chile	10%
Colombia	6%
Argentina	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 11

UltraChina ProFund

Investment Objective: The UltraChina ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the BNY Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	126%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
China Mobile, Ltd.	7.1%
Baidu, Inc.	6.5%
CNOOC, Ltd.	4.4%
China Petroleum and Chemical Corp.	4.3%
China Life Insurance Co., Ltd.	4.1%

BNY Mellon China Select ADR Index — Composition

% of Index
Communications	48%
Energy	21%
Consumer, Non-cyclical	9%
Financial	6%
Technology	6%
Consumer, Cyclical	4%
Basic Materials	2%
Utilities	2%
Industrial	2%

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results that, before fees and expenses, correspond to twice (2x) the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts (currency)	(107)%
Futures Contracts (index)	94%
Swap Agreements	107%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer, Cyclical	27%
Industrial	24%
Consumer, Non-cyclical	17%
Communications	12%
Financial	7%
Basic Materials	7%
Technology	6%

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(6)%
Swap Agreements	(94)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Consumer, Non-cyclical	23%
Financial	17%
Technology	12%
Communications	12%
Industrial	11%
Energy	10%
Consumer, Cyclical	9%
Basic Materials	3%
Utilities	3%

12 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(9)%
Swap Agreements	(91)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financial	23%
Consumer, Non-cyclical	21%
Industrial	14%
Consumer, Cyclical	13%
Technology	10%
Communications	7%
Energy	5%
Basic Materials	4%
Utilities	3%

Short NASDAQ-100 ProFund

Investment Objective: The Short NASDAQ-100 ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(5)%
Swap Agreements	(95)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short NASDAQ-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	37%
Communications	36%
Consumer, Non-cyclical	19%
Consumer, Cyclical	7%
Industrial	1%

UltraBear ProFund

Investment Objective: The UltraBear ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(8)%
Swap Agreements	(192)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Consumer, Non-cyclical	23%
Financial	17%
Technology	12%
Communications	12%
Industrial	11%
Energy	10%
Consumer, Cyclical	9%
Basic Materials	3%
Utilities	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 13

UltraShort Mid-Cap ProFund

Investment Objective: The UltraShort Mid-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(14)%
Swap Agreements	(186)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financial	22%
Industrial	19%
Consumer, Non-cyclical	19%
Consumer, Cyclical	12%
Technology	10%
Energy	5%
Utilities	5%
Basic Materials	4%
Communications	4%

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(10)%
Swap Agreements	(189)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financial	23%
Consumer, Non-cyclical	21%
Industrial	14%
Consumer, Cyclical	13%
Technology	10%
Communications	7%
Energy	5%
Basic Materials	4%
Utilities	3%

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(181)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrial	20%
Financial	25%
Consumer, Non-cyclical	15%
Consumer, Cyclical	13%
Technology	10%
Energy	8%
Communications	7%
Basic Materials	2%

14 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraShort NASDAQ-100 ProFund

Investment Objective: The UltraShort NASDAQ-100 ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(11)%
Swap Agreements	(189)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort NASDAQ-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Technology	37%
Communications	36%
Consumer, Non-cyclical	19%
Consumer, Cyclical	7%
Industrial	1%

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

% of Index
Financial	26%
Consumer, Non-cyclical	22%
Consumer, Cyclical	12%
Industrial	12%
Communications	8%
Basic Materials	7%
Energy	6%
Utilities	4%
Technology	2%
Diversified	1%
Country Composition
Japan	21%
United Kingdom	19%
Switzerland	10%
France	10%
Other	40%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 15

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the BNY Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Emerging Markets 50 ADR Index — Composition

% of Index
Communications	29%
Financial	16%
Energy	15%
Basic Materials	13%
Technology	13%
Consumer, Non-cyclical	8%
Industrial	3%
Utilities	2%
Consumer, Cyclical	1%
Country Composition
Brazil	26%
China	26%
Mexico	11%
Taiwan	10%
South Korea	9%
Other	18%

UltraShort Latin America ProFund

Investment Objective: The UltraShort Latin America ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the BNY Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Latin America 35 ADR Index — Composition

% of Index
Consumer, Non-cyclical	26%
Basic Materials	21%
Financial	14%
Energy	13%
Communications	11%
Utilities	7%
Industrial	5%
Consumer, Cyclical	3%
Country Composition
Brazil	62%
Mexico	20%
Chile	10%
Colombia	6%
Argentina	2%

UltraShort China ProFund

Investment Objective: The UltraShort China ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the BNY Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

BNY Mellon China Select ADR Index — Composition

% of Index
Communications	48%
Energy	21%
Consumer, Non-cyclical	9%
Financial	6%
Technology	6%
Consumer, Cyclical	4%
Basic Materials	2%
Utilities	2%
Industrial	2%

16 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results that, before fees and expenses, correspond to twice the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts (currency)	109%
Futures Contracts (index)	(92)%
Swap Agreements	(108)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer, Cyclical	27%
Industrial	24%
Consumer, Non-cyclical	17%
Communications	12%
Financial	7%
Basic Materials	7%
Technology	6%

Banks UltraSector ProFund

Investment Objective: The Banks Ultrasector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	83%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	13.0%
J.P. Morgan Chase & Co.	12.4%
Bank of America Corp.	10.7%
Citigroup, Inc.	8.6%
U.S. Bancorp	4.3%

Dow Jones U.S. Banks Index — Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	79%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	6.5%
Monsanto Co.	6.5%
The Dow Chemical Co.	6.4%
Praxair, Inc.	4.3%
LyondellBasell Industries N.V.	4.0%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	75%
Industrial Metals	15%
Mining	6%
Forestry and Paper	4%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 17

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	85%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Gilead Sciences, Inc.	13.3%
Amgen, Inc.	9.6%
AbbVie, Inc.	8.4%
Biogen Idec, Inc.	7.9%
Celgene Corp.	6.7%

Dow Jones U.S. Biotechnology Index — Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Goods Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	79%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	8.1%
Coca-Cola Co.	5.6%
Philip Morris International, Inc.	4.8%
PepsiCo, Inc.	4.8%
Altria Group, Inc.	2.7%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Household Goods	19%
Beverages	19%
Food Producers	17%
Personal Goods	16%
Automobiles and Parts	14%
Tobacco	12%
Leisure Goods	3%

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Comcast Corp.	4.2%
Amazon.com, Inc.	4.0%
Wal-Mart Stores, Inc.	3.6%
Walt Disney Co.	3.5%
The Home Depot, Inc.	3.2%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
General Retailers	36%
Media	29%
Travel and Leisure	21%
Food and Drug Retailers	14%

18 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	77%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	4.6%
J.P. Morgan Chase & Co.	4.4%
Berkshire Hathaway, Inc.	4.2%
Bank of America Corp.	3.8%
Citigroup, Inc.	3.1%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	33%
General Financial	26%
Nonlife Insurance	18%
Real Estate Investment Trusts	17%
Life Insurance	6%

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	85%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	7.1%
Pfizer, Inc.	5.6%
Merck & Co., Inc.	4.4%
Gilead Sciences, Inc.	3.5%
Amgen, Inc.	2.6%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals and Biotechnology	66%
Health Care Equipment and Services	34%

Industrials UltraSector ProFund

Investment Objective: The Industrials UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	79%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	7.3%
United Technologies Corp.	2.8%
Boeing Co.	2.5%
3M Co.	2.3%
Union Pacific Corp.	2.3%

Dow Jones U.S. Industrials Index — Composition

% of Index
General Industrials	20%
Aerospace and Defense	18%
Support Services	16%
Industrial Engineering	16%
Industrial Transportation	13%
Electronic & Electrical Equipment	11%
Construction and Materials	6%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 19

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Internet Composite Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	81%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc.	7.0%
Facebook, Inc.	5.1%
Amazon.com, Inc.	4.7%
eBay, Inc.	3.7%
Priceline.com, Inc.	3.6%

Dow Jones Internet Composite Index — Composition

The Dow Jones Internet Composite Index is comprised of a single sector.

Mobile Telecommunications UltraSector ProFund

Investment Objective: The Mobile Telecommunications UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Mobile Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	52%
Swap Agreements	98%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Crown Castle International Corp.	23.0%
SBA Communications Corp.	11.6%
T-Mobile U.S., Inc.	7.5%
Sprint Corp.	6.9%
Telephone & Data Systems, Inc.	2.6%

Dow Jones U.S. Mobile Telecommunications Index — Composition

The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	16.6%
Chevron Corp.	8.8%
Schlumberger, Ltd.	4.7%
ConocoPhillips	3.3%
Occidental Petroleum Corp.	2.9%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil and Gas Producers	74%
Oil Equipment, Services and Distribution	26%

20 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Oil Equipment, Services & Distribution UltraSector ProFund

Investment Objective: The Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	81%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	17.6%
Halliburton Co.	6.3%
National Oilwell Varco, Inc.	4.9%
The Williams Cos., Inc.	4.2%
Baker Hughes, Inc.	3.8%

Dow Jones U.S. Oil Equipment, Services & Distribution Index — Composition

The Dow Jones U.S. Oil Equipment, Services & Distribution Index is comprised of a single sector.

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	84%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	17.8%
Pfizer, Inc.	14.1%
Merck & Co., Inc.	11.1%
Bristol-Myers Squibb Co.	5.9%
Eli Lilly & Co.	3.8%

Dow Jones U.S. Pharmaceuticals Index — Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	85%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Freeport-McMoRan Copper & Gold, Inc.	18.5%
Barrick Gold Corp.	12.3%
Goldcorp, Inc.	11.1%
Newport Mining Corp.	5.9%
Randgold Resources, Ltd.	3.4%

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 21

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	80%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	5.5%
American Tower Corp.	3.7%
Public Storage, Inc.	2.6%
Prologis, Inc.	2.2%
Equity Residential	2.1%

Dow Jones U.S. Real Estate Index — Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Semiconductors Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	82%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	20.1%
Texas Instruments, Inc.	7.6%
Micron Technology, Inc.	4.0%
Applied Materials, Inc.	3.3%
Broadcom Corp.	2.6%

Dow Jones U.S. Semiconductors Index — Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	80%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	10.8%
Google, Inc.	7.7%
Microsoft Corp.	7.0%
International Business Machines Corp.	4.4%
Oracle Corp.	3.2%

Dow Jones U.S. Technology Index — Composition

% of Index
Software and Computer Services	51%
Technology Hardware and Equipment	49%

22 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	54%
Swap Agreements	95%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	23.7%
Verizon Communications, Inc.	18.5%
Crown Castle International Corp.	3.2%
CenturyLink, Inc.	2.3%
SBA Communications Corp.	1.5%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Fixed Line Telecommunications	87%
Mobile Telecommunications	13%

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	85%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	5.6%
Dominion Resources, Inc.	4.5%
Southern Co.	4.1%
NextEra Energy, Inc.	3.2%
Exelon Corp.	2.8%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electricity	68%
Gas,Water & MultiUtilities	32%

Short Oil & Gas ProFund

Investment Objective: The Short Oil & Gas ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil and Gas Producers	74%
Oil Equipment, Services and Distribution	26%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 23

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index — Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	47%
Swap Agreements	77%
Total Exposure	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

24 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the basket of currencies included in the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 25

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks investment results that, before fees and expenses, correspond to the performance of the basket of currencies included in the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

This Page Intentionally Left Blank

Expense Examples

28 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at August 1, 2013 and held for the entire period from August 1, 2013 through January 31, 2014.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Expenses Paid During Period* 8/1/13 - 1/31/14	Annualized Expense Ratio During Period 8/1/13 - 1/31/14
Investor Class
Bull ProFund	$1,000.00	$1,057.30	$8.19	1.58%
Mid-Cap ProFund	1,000.00	1,065.30	7.39	1.42%
Small-Cap ProFund	1,000.00	1,080.00	9.33	1.78%
NASDAQ-100 ProFund	1,000.00	1,135.40	8.88	1.65%
Large-Cap Value ProFund	1,000.00	1,031.40	9.52	1.86%
Large-Cap Growth ProFund	1,000.00	1,082.60	10.29	1.96%
Mid-Cap Value ProFund	1,000.00	1,060.80	9.25	1.78%
Mid-Cap Growth ProFund	1,000.00	1,066.20	9.27	1.78%
Small-Cap Value ProFund	1,000.00	1,077.80	8.59	1.64%
Small-Cap Growth ProFund	1,000.00	1,092.00	9.39	1.78%
Europe 30 ProFund	1,000.00	1,098.40	9.10	1.72%
UltraBull ProFund	1,000.00	1,118.60	8.38	1.57%
UltraMid-Cap ProFund	1,000.00	1,129.10	8.48	1.58%
UltraSmall-Cap ProFund	1,000.00	1,162.00	9.05	1.66%
UltraDow 30 ProFund	1,000.00	1,029.00	9.10	1.78%
UltraNASDAQ-100 ProFund	1,000.00	1,289.90	9.12	1.58%
UltraInternational ProFund	1,000.00	1,105.20	9.29	1.75%
UltraEmerging Markets ProFund	1,000.00	922.00	8.67	1.79%
UltraLatin America ProFund	1,000.00	799.50	8.48	1.87%
UltraChina ProFund	1,000.00	1,214.50	9.99	1.79%
UltraJapan ProFund	1,000.00	1,085.70	9.15	1.74%
Bear ProFund	1,000.00	922.90	8.29	1.71%
Short Small-Cap ProFund	1,000.00	896.80	8.41	1.76%
Short NASDAQ-100 ProFund	1,000.00	850.70	8.26	1.77%
UltraBear ProFund	1,000.00	855.70	7.81	1.67%
UltraShort Mid-Cap ProFund	1,000.00	836.60	8.24	1.78%
UltraShort Small-Cap ProFund	1,000.00	805.60	8.10	1.78%
UltraShort Dow 30 ProFund	1,000.00	928.70	8.65	1.78%
UltraShort NASDAQ-100 ProFund	1,000.00	737.00	7.79	1.78%
UltraShort International ProFund	1,000.00	845.40	8.93	1.92%
UltraShort Emerging Markets ProFund	1,000.00	999.20	8.97	1.78%
UltraShort Latin America ProFund	1,000.00	1,120.60	9.51	1.78%
UltraShort China ProFund	1,000.00	727.00	7.75	1.78%
UltraShort Japan ProFund	1,000.00	786.10	8.01	1.78%
Banks UltraSector ProFund	1,000.00	1,040.60	8.95	1.74%
Basic Materials UltraSector ProFund	1,000.00	1,144.10	9.51	1.76%
Biotechnology UltraSector ProFund	1,000.00	1,308.90	9.02	1.55%
Consumer Goods UltraSector ProFund	1,000.00	1,007.90	9.01	1.78%
Consumer Services UltraSector ProFund	1,000.00	1,104.60	9.02	1.70%
Financials UltraSector ProFund	1,000.00	1,053.10	9.21	1.78%
Health Care UltraSector ProFund	1,000.00	1,149.10	9.37	1.73%
Industrials UltraSector ProFund	1,000.00	1,157.90	9.25	1.70%
Internet UltraSector ProFund	1,000.00	1,329.70	9.22	1.57%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,164.90	9.71	1.78%
Oil & Gas UltraSector ProFund	1,000.00	1,014.80	8.38	1.65%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,054.90	9.22	1.78%

Expense Examples (unaudited) :: 29

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Expenses Paid During Period* 8/1/13 - 1/31/14	Annualized Expense Ratio During Period 8/1/13 - 1/31/14
Pharmaceuticals UltraSector ProFund	$1,000.00	$1,102.00	$9.38	1.77%
Precious Metals UltraSector ProFund	1,000.00	962.70	8.61	1.74%
Real Estate UltraSector ProFund	1,000.00	988.40	8.92	1.78%
Semiconductor UltraSector ProFund	1,000.00	1,148.70	9.64	1.78%
Technology UltraSector ProFund	1,000.00	1,190.00	9.83	1.78%
Telecommunications UltraSector ProFund	1,000.00	974.90	8.86	1.78%
Utilities UltraSector ProFund	1,000.00	1,008.40	9.01	1.78%
Short Oil & Gas ProFund	1,000.00	966.50	8.82	1.78%
Short Precious Metals ProFund	1,000.00	937.00	8.69	1.78%
Short Real Estate ProFund	1,000.00	974.90	8.86	1.78%
U.S. Government Plus ProFund	1,000.00	1,016.40	7.17	1.41%
Rising Rates Opportunity 10 ProFund	1,000.00	980.60	8.09	1.62%
Rising Rates Opportunity ProFund	1,000.00	958.20	7.75	1.57%
Rising U.S. Dollar ProFund	1,000.00	984.40	8.40	1.68%
Falling U.S. Dollar ProFund	1,000.00	996.40	8.96	1.78%

Service Class
Bull ProFund	1,000.00	1,051.80	26.47	2.58%
Mid-Cap ProFund	1,000.00	1,060.00	24.93	2.42%
Small-Cap ProFund	1,000.00	1,074.40	28.83	2.78%
NASDAQ-100 ProFund	1,000.00	1,129.40	28.21	2.65%
Large-Cap Value ProFund	1,000.00	1,026.00	28.97	2.86%
Large-Cap Growth ProFund	1,000.00	1,077.50	30.75	2.96%
Mid-Cap Value ProFund	1,000.00	1,055.80	28.58	2.78%
Mid-Cap Growth ProFund	1,000.00	1,060.70	28.64	2.78%
Small-Cap Value ProFund	1,000.00	1,071.90	27.35	2.64%
Small-Cap Growth ProFund	1,000.00	1,086.10	29.00	2.78%
Europe 30 ProFund	1,000.00	1,092.50	28.46	2.72%
UltraBull ProFund	1,000.00	1,113.30	27.16	2.57%
UltraMid-Cap ProFund	1,000.00	1,123.20	27.39	2.58%
UltraSmall-Cap ProFund	1,000.00	1,155.80	28.67	2.66%
UltraDow 30 ProFund	1,000.00	1,023.30	28.12	2.78%
UltraNASDAQ-100 ProFund	1,000.00	1,283.50	29.46	2.58%
UltraInternational ProFund	1,000.00	1,099.80	28.87	2.75%
UltraEmerging Markets ProFund	1,000.00	917.70	26.75	2.79%
UltraLatin America ProFund	1,000.00	796.60	25.78	2.87%
UltraChina ProFund	1,000.00	1,209.20	30.82	2.79%
UltraJapan ProFund	1,000.00	1,079.60	28.49	2.74%
Bear ProFund	1,000.00	919.00	26.00	2.71%
Short Small-Cap ProFund	1,000.00	895.00	26.15	2.76%
Short NASDAQ-100 ProFund	1,000.00	847.20	25.58	2.77%
UltraBear ProFund	1,000.00	850.50	24.70	2.67%
UltraShort Mid-Cap ProFund	1,000.00	833.10	25.48	2.78%
UltraShort Small-Cap ProFund	1,000.00	800.50	25.03	2.78%
UltraShort Dow 30 ProFund	1,000.00	922.50	26.72	2.78%
UltraShort NASDAQ-100 ProFund	1,000.00	733.40	24.09	2.78%
UltraShort International ProFund	1,000.00	841.70	26.89	2.92%
UltraShort Emerging Markets ProFund	1,000.00	994.00	27.72	2.78%
UltraShort Latin America ProFund	1,000.00	1,115.30	29.40	2.78%
UltraShort China ProFund	1,000.00	721.20	23.92	2.78%
UltraShort Japan ProFund	1,000.00	782.00	24.77	2.78%
Banks UltraSector ProFund	1,000.00	1,035.70	27.89	2.74%
Basic Materials UltraSector ProFund	1,000.00	1,138.50	29.51	2.76%
Biotechnology UltraSector ProFund	1,000.00	1,302.30	29.35	2.55%
Consumer Goods UltraSector ProFund	1,000.00	1,002.90	27.84	2.78%
Consumer Services UltraSector ProFund	1,000.00	1,099.20	28.34	2.70%
Financials UltraSector ProFund	1,000.00	1,048.00	28.47	2.78%
Health Care UltraSector ProFund	1,000.00	1,143.70	29.26	2.73%
Industrials UltraSector ProFund	1,000.00	1,152.10	29.05	2.70%
Internet UltraSector ProFund	1,000.00	1,322.80	29.85	2.57%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,158.90	30.01	2.78%
Oil & Gas UltraSector ProFund	1,000.00	1,009.40	26.62	2.65%

30 :: Expense Examples (unaudited)

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Expenses Paid During Period* 8/1/13 - 1/31/14	Annualized Expense Ratio During Period 8/1/13 - 1/31/14
Oil Equipment, Services & Distribution UltraSector ProFund	$1,000.00	$1,050.80	$28.51	2.78%
Pharmaceuticals UltraSector ProFund	1,000.00	1,096.20	29.03	2.77%
Precious Metals UltraSector ProFund	1,000.00	957.80	26.82	2.74%
Real Estate UltraSector ProFund	1,000.00	983.20	27.57	2.78%
Semiconductor UltraSector ProFund	1,000.00	1,142.80	29.78	2.78%
Technology UltraSector ProFund	1,000.00	1,184.10	30.36	2.78%
Telecommunications UltraSector ProFund	1,000.00	970.60	27.39	2.78%
Utilities UltraSector ProFund	1,000.00	1,003.30	27.85	2.78%
Short Oil & Gas ProFund	1,000.00	962.10	27.27	2.78%
Short Precious Metals ProFund	1,000.00	932.40	26.86	2.78%
Short Real Estate ProFund	1,000.00	971.40	27.40	2.78%
U.S. Government Plus ProFund	1,000.00	1,010.10	24.22	2.41%
Rising Rates Opportunity 10 ProFund	1,000.00	976.00	25.89	2.62%
Rising Rates Opportunity ProFund	1,000.00	954.20	25.11	2.57%
Rising U.S. Dollar ProFund	1,000.00	979.30	16.63	1.68%
Falling U.S. Dollar ProFund	1,000.00	991.70	27.68	2.78%

*                 Expenses are equal to the average account value, multiplied by the ProFund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Expense Examples (unaudited) ::  31

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Expenses Paid During Period* 8/1/13 - 1/31/14	Annualized Expense Ratio During Period 8/1/13 - 1/31/14
Investor Class
Bull ProFund	$1,000.00	$1,017.24	$8.03	1.58%
Mid-Cap ProFund	1,000.00	1,018.05	7.22	1.42%
Small-Cap ProFund	1,000.00	1,016.23	9.05	1.78%
NASDAQ-100 ProFund	1,000.00	1,016.89	8.39	1.65%
Large-Cap Value ProFund	1,000.00	1,015.83	9.45	1.86%
Large-Cap Growth ProFund	1,000.00	1,015.32	9.96	1.96%
Mid-Cap Value ProFund	1,000.00	1,016.23	9.05	1.78%
Mid-Cap Growth ProFund	1,000.00	1,016.23	9.05	1.78%
Small-Cap Value ProFund	1,000.00	1,016.94	8.34	1.64%
Small-Cap Growth ProFund	1,000.00	1,016.23	9.05	1.78%
Europe 30 ProFund	1,000.00	1,016.53	8.74	1.72%
UltraBull ProFund	1,000.00	1,017.29	7.98	1.57%
UltraMid-Cap ProFund	1,000.00	1,017.24	8.03	1.58%
UltraSmall-Cap ProFund	1,000.00	1,016.84	8.44	1.66%
UltraDow 30 ProFund	1,000.00	1,016.23	9.05	1.78%
UltraNASDAQ-100 ProFund	1,000.00	1,017.24	8.03	1.58%
UltraInternational ProFund	1,000.00	1,016.38	8.89	1.75%
UltraEmerging Markets ProFund	1,000.00	1,016.18	9.10	1.79%
UltraLatin America ProFund	1,000.00	1,015.78	9.50	1.87%
UltraChina ProFund	1,000.00	1,016.18	9.10	1.79%
UltraJapan ProFund	1,000.00	1,016.43	8.84	1.74%
Bear ProFund	1,000.00	1,016.59	8.69	1.71%
Short Small-Cap ProFund	1,000.00	1,016.33	8.94	1.76%
Short NASDAQ-100 ProFund	1,000.00	1,016.28	9.00	1.77%
UltraBear ProFund	1,000.00	1,016.79	8.49	1.67%
UltraShort Mid-Cap ProFund	1,000.00	1,016.23	9.05	1.78%
UltraShort Small-Cap ProFund	1,000.00	1,016.23	9.05	1.78%
UltraShort Dow 30 ProFund	1,000.00	1,016.23	9.05	1.78%
UltraShort NASDAQ-100 ProFund	1,000.00	1,016.23	9.05	1.78%
UltraShort International ProFund	1,000.00	1,015.53	9.75	1.92%
UltraShort Emerging Markets ProFund	1,000.00	1,016.23	9.05	1.78%
UltraShort Latin America ProFund	1,000.00	1,016.23	9.05	1.78%
UltraShort China ProFund	1,000.00	1,016.23	9.05	1.78%
UltraShort Japan ProFund	1,000.00	1,016.23	9.05	1.78%
Banks UltraSector ProFund	1,000.00	1,016.43	8.84	1.74%
Basic Materials UltraSector ProFund	1,000.00	1,016.33	8.94	1.76%
Biotechnology UltraSector ProFund	1,000.00	1,017.39	7.88	1.55%
Consumer Goods UltraSector ProFund	1,000.00	1,016.23	9.05	1.78%
Consumer Services UltraSector ProFund	1,000.00	1,016.64	8.64	1.70%
Financials UltraSector ProFund	1,000.00	1,016.23	9.05	1.78%
Health Care UltraSector ProFund	1,000.00	1,016.48	8.79	1.73%
Industrials UltraSector ProFund	1,000.00	1,016.64	8.64	1.70%
Internet UltraSector ProFund	1,000.00	1,017.29	7.98	1.57%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,016.23	9.05	1.78%
Oil & Gas UltraSector ProFund	1,000.00	1,016.89	8.39	1.65%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,016.23	9.05	1.78%
Pharmaceuticals UltraSector ProFund	1,000.00	1,016.28	9.00	1.77%
Precious Metals UltraSector ProFund	1,000.00	1,016.43	8.84	1.74%
Real Estate UltraSector ProFund	1,000.00	1,016.23	9.05	1.78%
Semiconductor UltraSector ProFund	1,000.00	1,016.23	9.05	1.78%
Technology UltraSector ProFund	1,000.00	1,016.23	9.05	1.78%
Telecommunications UltraSector ProFund	1,000.00	1,016.23	9.05	1.78%
Utilities UltraSector ProFund	1,000.00	1,016.23	9.05	1.78%
Short Oil & Gas ProFund	1,000.00	1,016.23	9.05	1.78%
Short Precious Metals ProFund	1,000.00	1,016.23	9.05	1.78%

32 :: Expense Examples (unaudited)

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Expenses Paid During Period* 8/1/13 - 1/31/14	Annualized Expense Ratio During Period 8/1/13 - 1/31/14
Short Real Estate ProFund	$1,000.00	$1,016.23	$9.05	1.78%
U.S. Government Plus ProFund	1,000.00	1,018.10	7.17	1.41%
Rising Rates Opportunity 10 ProFund	1,000.00	1,017.04	8.24	1.62%
Rising Rates Opportunity ProFund	1,000.00	1,017.29	7.98	1.57%
Rising U.S. Dollar ProFund	1,000.00	1,016.74	8.54	1.68%
Falling U.S. Dollar ProFund	1,000.00	1,016.23	9.05	1.78%

Service Class
Bull ProFund	1,000.00	1,012.20	13.09	2.58%
Mid-Cap ProFund	1,000.00	1,013.01	12.28	2.42%
Small-Cap ProFund	1,000.00	1,011.19	14.09	2.78%
NASDAQ-100 ProFund	1,000.00	1,011.85	13.44	2.65%
Large-Cap Value ProFund	1,000.00	1,010.79	14.50	2.86%
Large-Cap Growth ProFund	1,000.00	1,010.28	15.00	2.96%
Mid-Cap Value ProFund	1,000.00	1,011.19	14.09	2.78%
Mid-Cap Growth ProFund	1,000.00	1,011.19	14.09	2.78%
Small-Cap Value ProFund	1,000.00	1,011.90	13.39	2.64%
Small-Cap Growth ProFund	1,000.00	1,011.19	14.09	2.78%
Europe 30 ProFund	1,000.00	1,011.49	13.79	2.72%
UltraBull ProFund	1,000.00	1,012.25	13.03	2.57%
UltraMid-Cap ProFund	1,000.00	1,012.20	13.09	2.58%
UltraSmall-Cap ProFund	1,000.00	1,011.80	13.49	2.66%
UltraDow 30 ProFund	1,000.00	1,011.19	14.09	2.78%
UltraNASDAQ-100 ProFund	1,000.00	1,012.20	13.09	2.58%
UltraInternational ProFund	1,000.00	1,011.34	13.94	2.75%
UltraEmerging Markets ProFund	1,000.00	1,011.14	14.14	2.79%
UltraLatin America ProFund	1,000.00	1,010.74	14.55	2.87%
UltraChina ProFund	1,000.00	1,011.14	14.14	2.79%
UltraJapan ProFund	1,000.00	1,011.39	13.89	2.74%
Bear ProFund	1,000.00	1,011.54	13.74	2.71%
Short Small-Cap ProFund	1,000.00	1,011.29	13.99	2.76%
Short NASDAQ-100 ProFund	1,000.00	1,011.24	14.04	2.77%
UltraBear ProFund	1,000.00	1,011.75	13.54	2.67%
UltraShort Mid-Cap ProFund	1,000.00	1,011.19	14.09	2.78%
UltraShort Small-Cap ProFund	1,000.00	1,011.19	14.09	2.78%
UltraShort Dow 30 ProFund	1,000.00	1,011.19	14.09	2.78%
UltraShort NASDAQ-100 ProFund	1,000.00	1,011.19	14.09	2.78%
UltraShort International ProFund	1,000.00	1,010.49	14.80	2.92%
UltraShort Emerging Markets ProFund	1,000.00	1,011.19	14.09	2.78%
UltraShort Latin America ProFund	1,000.00	1,011.19	14.09	2.78%
UltraShort China ProFund	1,000.00	1,011.19	14.09	2.78%
UltraShort Japan ProFund	1,000.00	1,011.19	14.09	2.78%
Banks UltraSector ProFund	1,000.00	1,011.39	13.89	2.74%
Basic Materials UltraSector ProFund	1,000.00	1,011.29	13.99	2.76%
Biotechnology UltraSector ProFund	1,000.00	1,012.35	12.93	2.55%
Consumer Goods UltraSector ProFund	1,000.00	1,011.19	14.09	2.78%
Consumer Services UltraSector ProFund	1,000.00	1,011.59	13.69	2.70%
Financials UltraSector ProFund	1,000.00	1,011.19	14.09	2.78%
Health Care UltraSector ProFund	1,000.00	1,011.44	13.84	2.73%
Industrials UltraSector ProFund	1,000.00	1,011.59	13.69	2.70%
Internet UltraSector ProFund	1,000.00	1,012.25	13.03	2.57%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,011.19	14.09	2.78%
Oil & Gas UltraSector ProFund	1,000.00	1,011.85	13.44	2.65%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,011.19	14.09	2.78%
Pharmaceuticals UltraSector ProFund	1,000.00	1,011.24	14.04	2.77%
Precious Metals UltraSector ProFund	1,000.00	1,011.39	13.89	2.74%
Real Estate UltraSector ProFund	1,000.00	1,011.19	14.09	2.78%
Semiconductor UltraSector ProFund	1,000.00	1,011.19	14.09	2.78%
Technology UltraSector ProFund	1,000.00	1,011.19	14.09	2.78%
Telecommunications UltraSector ProFund	1,000.00	1,011.19	14.09	2.78%
Utilities UltraSector ProFund	1,000.00	1,011.19	14.09	2.78%
Short Oil & Gas ProFund	1,000.00	1,011.19	14.09	2.78%

Expense Examples (unaudited) :: 33

	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Expenses Paid During Period* 8/1/13 - 1/31/14	Annualized Expense Ratio During Period 8/1/13 - 1/31/14
Short Precious Metals ProFund	$1,000.00	$1,011.19	$14.09	2.78%
Short Real Estate ProFund	1,000.00	1,011.19	14.09	2.78%
U.S. Government Plus ProFund	1,000.00	1,013.06	12.23	2.41%
Rising Rates Opportunity 10 ProFund	1,000.00	1,012.00	13.29	2.62%
Rising Rates Opportunity ProFund	1,000.00	1,012.25	13.03	2.57%
Rising U.S. Dollar ProFund	1,000.00	1,016.74	8.54	1.68%
Falling U.S. Dollar ProFund	1,000.00	1,011.19	14.09	2.78%

*                 Expenses are equal to the average account value multiplied by the ProFund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

This Page Intentionally Left Blank

Schedules of Portfolio Investments

36 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (41.9%)

	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.2%	2,392	$306,631
AbbVie, Inc. (Pharmaceuticals)	0.2%	5,888	289,866
Amazon.com, Inc.* (Internet)	0.3%	1,380	494,992
American Express Co. (Diversified Financial Services)	0.2%	3,404	289,407
Amgen, Inc. (Biotechnology)	0.2%	2,806	333,774
Apple Computer, Inc. (Computers)	1.2%	3,358	1,681,015
AT&T, Inc. (Telecommunications)	0.5%	19,550	651,406
Bank of America Corp. (Banks)	0.5%	39,606	663,401
Berkshire Hathaway, Inc.— Class B* (Insurance)	0.5%	6,670	744,372
Biogen Idec, Inc.* (Biotechnology)	0.2%	874	273,247
Boeing Co. (Aerospace/ Defense)	0.2%	2,576	322,670
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.2%	6,118	305,716
Chevron Corp. (Oil & Gas)	0.6%	7,130	795,922
Cisco Systems, Inc. (Telecommunications)	0.3%	19,872	435,396
Citigroup, Inc. (Banks)	0.4%	11,270	534,536
Coca-Cola Co. (Beverages)	0.4%	14,122	534,093
Comcast Corp.—Class A (Media)	0.4%	9,660	525,988
ConocoPhillips (Oil & Gas)	0.2%	4,554	295,782
CVS Caremark Corp. (Retail)	0.2%	4,416	299,052
Exxon Mobil Corp. (Oil & Gas)	1.1%	16,238	1,496,494
Facebook, Inc.—Class A* (Internet)	0.3%	6,118	382,802
General Electric Co. (Miscellaneous Manufacturing)	0.7%	37,582	944,437
Gilead Sciences, Inc.* (Biotechnology)	0.3%	5,704	460,027
Google, Inc.—Class A* (Internet)	0.9%	1,058	1,249,466
Intel Corp. (Semiconductors)	0.3%	18,446	452,665
International Business Machines Corp. (Computers)	0.5%	3,772	666,437
J.P. Morgan Chase & Co. (Banks)	0.6%	13,938	771,607
Johnson & Johnson (Pharmaceuticals)	0.7%	10,488	927,874
MasterCard, Inc.—Class A (Commercial Services)	0.2%	3,772	285,466
McDonald’s Corp. (Retail)	0.2%	3,680	346,546
Merck & Co., Inc. (Pharmaceuticals)	0.4%	10,856	575,042
Microsoft Corp. (Software)	0.8%	28,198	1,067,294
Oracle Corp. (Software)	0.3%	13,018	480,364
PepsiCo, Inc. (Beverages)	0.3%	5,704	458,373
Pfizer, Inc. (Pharmaceuticals)	0.5%	24,058	731,364
Philip Morris International, Inc. (Agriculture)	0.3%	5,934	463,683
Procter & Gamble Co. (Cosmetics/Personal Care)	0.5%	10,074	771,870
Qualcomm, Inc. (Semiconductors)	0.3%	6,256	464,321
Schlumberger, Ltd. (Oil & Gas Services)	0.3%	4,876	426,991
The Home Depot, Inc. (Retail)	0.3%	5,244	403,000
U.S. Bancorp (Banks)	0.2%	6,762	268,654
Union Pacific Corp. (Transportation)	0.2%	1,702	296,555
United Technologies Corp. (Aerospace/Defense)	0.2%	3,128	356,655
UnitedHealth Group, Inc. (Healthcare-Services)	0.2%	3,726	269,316
Verizon Communications, Inc. (Telecommunications)	0.4%	10,626	510,261
Visa, Inc.—Class A (Diversified Financial Services)	0.3%	1,886	406,301
Wal-Mart Stores, Inc. (Retail)	0.3%	6,026	450,021
Walt Disney Co. (Media)	0.3%	6,072	440,888
Wells Fargo & Co. (Banks)	0.6%	17,802	807,142
Other Common Stocks	22.5%	623,577	31,703,937
TOTAL COMMON STOCKS (Cost $42,133,706)			59,113,119

Repurchase Agreements(a)(b) (57.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $80,489,018	$80,489,000	$80,489,000
TOTAL REPURCHASE AGREEMENTS (Cost $80,489,000)		80,489,000
TOTAL INVESTMENT SECURITIES (Cost $122,622,706)—99.0%		139,602,119
Net other assets (liabilities)—1.0%		1,348,846
NET ASSETS—100.0%		$140,950,965

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $10,449,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $6,927,375)	78	$5,138

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 37

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	(0.67)%	2/28/14	$30,769,346	$52,297
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(0.47)%	2/28/14	44,167,333	38,538
				$90,835

Bull ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Advertising	$95,637	0.1%
Aerospace/Defense	1,241,249	0.9%
Agriculture	944,473	0.7%
Airlines	151,123	0.1%
Apparel	363,909	0.3%
Auto Manufacturers	446,229	0.3%
Auto Parts & Equipment	247,336	0.2%
Automobiles	51,079	NM
Banks	4,529,076	3.3%
Beverages	1,273,087	0.9%
Biotechnology	1,563,235	1.1%
Building Materials	56,623	NM
Chemicals	1,505,057	1.1%
Coal	48,180	NM
Commercial Services	918,728	0.7%
Computers	3,334,379	2.4%
Cosmetics/Personal Care	1,062,223	0.8%
Distribution/Wholesale	164,366	0.1%
Diversified Financial Services	1,620,027	1.1%
Electric	1,462,091	1.0%
Electrical Components & Equipment	365,183	0.3%
Electronics	816,693	0.6%
Engineering & Construction	76,143	0.1%
Entertainment	13,276	NM
Environmental Control	32,414	NM
Food	1,004,539	0.7%
Forest Products & Paper	102,287	0.1%
Gas	175,942	0.1%
Hand/Machine Tools	46,285	NM
Healthcare-Products	1,123,313	0.8%
Healthcare-Services	720,738	0.5%
Home Builders	75,030	0.1%
Home Furnishings	60,580	NM
Household Products/Wares	214,697	0.2%
Housewares	32,692	NM
Insurance	2,437,115	1.7%
Internet	2,955,609	2.1%
Iron/Steel	95,920	0.1%
Leisure Time	63,096	NM
Lodging	198,305	0.1%
Machinery	23,035	NM
Machinery-Construction & Mining	242,168	0.2%
Machinery-Diversified	372,585	0.3%
Media	2,149,352	1.5%
Metal Fabricate/Hardware	140,622	0.1%
Mining	210,510	0.1%
Miscellaneous Manufacturing	1,981,243	1.4%
Office/Business Equipment	64,949	NM
Oil & Gas	4,680,601	3.3%
Oil & Gas Services	890,481	0.6%
Packaging & Containers	84,544	0.1%
Pharmaceuticals	4,323,671	3.2%
Pipelines	329,780	0.2%
Real Estate	26,858	NM
REIT	1,156,214	0.8%
Retail	3,605,082	2.6%
Savings & Loans	32,797	NM
Semiconductors	1,665,659	1.2%
Software	2,307,868	1.6%
Telecommunications	2,010,224	1.4%
Textiles	32,701	NM
Toys/Games/Hobbies	67,333	NM
Transportation	1,026,878	0.7%
Other**	81,837,846	58.1%
Total	$140,950,965	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

38 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (60.8%)

	Shares	Value
3D Systems Corp.* (Computers)	5,369	$417,332
Aaron’s, Inc. (Commercial Services)	4,130	111,056
Abercrombie & Fitch Co.—Class A (Retail)	4,130	146,119
ACI Worldwide, Inc.* (Software)	2,065	125,160
Acuity Brands, Inc. (Electrical Components & Equipment)	2,478	314,805
Acxiom Corp.* (Software)	4,130	148,515
ADTRAN, Inc. (Telecommunications)	3,304	83,889
Advance Auto Parts, Inc. (Retail)	4,130	474,166
Advanced Micro Devices, Inc.* (Semiconductors)	34,279	117,577
Advent Software, Inc. (Software)	2,065	67,856
Aecom Technology Corp.* (Engineering & Construction)	5,369	153,929
Affiliated Managers Group, Inc.* (Diversified Financial Services)	2,891	576,004
AGCO Corp. (Machinery-Diversified)	4,956	264,303
Alaska Air Group, Inc. (Airlines)	3,717	293,903
Albemarle Corp. (Chemicals)	4,543	291,570
Alexander & Baldwin, Inc. (Real Estate)	2,478	96,915
Alexandria Real Estate Equities, Inc. (REIT)	4,130	289,637
Align Technology, Inc.* (Healthcare-Products)	4,130	245,405
Alleghany Corp.* (Insurance)	826	307,545
Alliant Energy Corp. (Electric)	6,195	321,892
Alliant Techsystems, Inc. (Aerospace/Defense)	1,652	237,392
Allscripts Healthcare Solutions, Inc.* (Software)	8,673	143,625
Alpha Natural Resources, Inc.* (Coal)	12,390	70,375
AMC Networks, Inc.*—Class A (Media)	3,304	212,910
American Campus Communities, Inc. (REIT)	5,782	200,982
American Eagle Outfitters, Inc. (Retail)	9,499	128,521
American Financial Group, Inc. (Insurance)	4,130	226,820
ANN, Inc.* (Retail)	2,478	80,139
ANSYS, Inc.* (Software)	5,369	421,628
AOL, Inc.* (Internet)	4,543	209,341
Apollo Group, Inc.*—Class A (Commercial Services)	5,369	173,365
Apollo Investment Corp. (Investment Companies)	12,390	104,572
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,717	237,145
Aqua America, Inc. (Water)	9,912	237,392
Arrow Electronics, Inc.* (Distribution/Wholesale)	5,782	297,080
Arthur J. Gallagher & Co. (Insurance)	7,434	343,674
Ascena Retail Group, Inc.* (Retail)	7,021	131,714
Ashland, Inc. (Chemicals)	4,130	383,305
Aspen Insurance Holdings, Ltd. (Insurance)	3,717	144,591
Associated Banc-Corp. (Banks)	9,086	149,646
Astoria Financial Corp. (Savings & Loans)	4,543	60,149
Atmel Corp.* (Semiconductors)	23,954	200,255
Atmos Energy Corp. (Gas)	4,956	237,938
Atwood Oceanics, Inc.* (Oil & Gas)	3,304	156,610
Avnet, Inc. (Electronics)	7,847	322,276
Bally Technologies, Inc.* (Entertainment)	2,065	151,406
BancorpSouth, Inc. (Banks)	4,543	107,079
Bank of Hawaii Corp. (Banks)	2,478	140,701
BE Aerospace, Inc.* (Aerospace/Defense)	5,369	426,675
Big Lots, Inc.* (Retail)	3,304	88,514
Bill Barrett Corp.* (Oil & Gas)	2,891	80,977
BioMed Realty Trust, Inc. (REIT)	10,738	209,498
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	1,239	157,502
Black Hills Corp. (Electric)	2,478	135,869
Bob Evans Farms, Inc. (Retail)	1,652	83,013
BRE Properties, Inc.—Class A (REIT)	4,130	244,083
Brinker International, Inc. (Retail)	3,717	179,754
Broadridge Financial Solutions, Inc. (Software)	6,608	239,804
Brown & Brown, Inc. (Insurance)	6,608	208,086
Brunswick Corp. (Leisure Time)	4,956	205,476
Cabela’s, Inc.* (Retail)	2,478	165,679
Cabot Corp. (Chemicals)	3,304	160,806
Cadence Design Systems, Inc.* (Computers)	16,107	227,431
Camden Property Trust (REIT)	4,956	306,380
CARBO Ceramics, Inc. (Oil & Gas Services)	1,239	142,634
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,717	277,028
Carpenter Technology Corp. (Iron/Steel)	2,891	167,996
Carter’s, Inc. (Apparel)	2,891	194,420
Cathay Bancorp, Inc. (Banks)	4,130	97,055
CBOE Holdings, Inc. (Diversified Financial Services)	4,956	257,811
Charles River Laboratories International, Inc.* (Biotechnology)	2,478	140,081
Chico’s FAS, Inc. (Retail)	8,673	143,972
Church & Dwight, Inc. (Household Products/Wares)	7,847	506,759
Ciena Corp.* (Telecommunications)	5,782	134,893
Cimarex Energy Co. (Oil & Gas)	4,956	485,589
Cinemark Holdings, Inc. (Entertainment)	5,782	169,470
City National Corp. (Banks)	2,478	179,283
Clarcor, Inc. (Miscellaneous Manufacturing)	2,891	160,219
Clean Harbors, Inc.* (Environmental Control)	2,891	162,127
Cleco Corp. (Electric)	3,304	161,433
Commerce Bancshares, Inc. (Banks)	4,543	197,484
Commercial Metals Co. (Iron/Steel)	6,608	125,948
Community Health Systems, Inc.* (Healthcare-Services)	6,195	256,541
CommVault Systems, Inc.* (Software)	2,478	171,155
Compass Minerals International, Inc. (Mining)	2,065	162,350
Compuware Corp. (Software)	11,977	121,447
Concur Technologies, Inc.* (Software)	2,478	300,681
Convergys Corp. (Commercial Services)	5,782	117,779
Con-way, Inc. (Transportation)	3,304	127,105
Copart, Inc.* (Retail)	6,195	212,365
CoreLogic, Inc.* (Commercial Services)	5,369	171,003
Corporate Office Properties Trust (REIT)	4,956	123,157
Corrections Corp. of America (REIT)	6,608	221,831
Covance, Inc.* (Healthcare-Services)	3,304	312,426
Crane Co. (Miscellaneous Manufacturing)	2,891	182,596
Cree, Inc.* (Semiconductors)	6,608	399,256
CST Brands, Inc. (Retail)	4,130	131,871
Cubist Pharmaceuticals, Inc.* (Biotechnology)	4,130	301,862
Cullen/Frost Bankers, Inc. (Banks)	2,891	213,992
Cypress Semiconductor Corp. (Semiconductors)	7,847	78,784
Cytec Industries, Inc. (Chemicals)	2,065	185,788
Dean Foods Co.* (Food)	5,369	84,830
Deckers Outdoor Corp.* (Apparel)	2,065	160,967
Deluxe Corp. (Commercial Services)	2,891	140,358
DeVry, Inc. (Commercial Services)	3,304	119,407
Dick’s Sporting Goods, Inc. (Retail)	5,782	303,555

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 39

Common Stocks, continued

	Shares	Value
Diebold, Inc. (Computers)	3,717	$124,854
Domino’s Pizza, Inc. (Retail)	3,304	233,295
Domtar Corp. (Forest Products & Paper)	1,652	177,441
Donaldson Co., Inc. (Miscellaneous Manufacturing)	7,434	306,727
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	4,130	139,346
Dresser-Rand Group, Inc.* (Oil & Gas Services)	4,130	235,410
Dril-Quip, Inc.* (Oil & Gas Services)	2,065	207,656
DST Systems, Inc. (Computers)	1,652	150,332
Duke Realty Corp. (REIT)	18,172	285,482
Eagle Materials, Inc. (Building Materials)	2,891	227,666
East West Bancorp, Inc. (Banks)	7,847	262,561
Eaton Vance Corp. (Diversified Financial Services)	6,608	251,567
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	6,608	435,335
Energen Corp. (Oil & Gas)	4,130	292,074
Energizer Holdings, Inc. (Electrical Components & Equipment)	3,304	312,228
Equinix, Inc.* (Internet)	2,891	535,413
Equity One, Inc. (REIT)	3,717	84,227
Essex Property Trust, Inc. (REIT)	2,065	327,034
Esterline Technologies Corp.* (Aerospace/Defense)	1,652	170,073
Everest Re Group, Ltd. (Insurance)	2,478	358,715
Exelis, Inc. (Aerospace/Defense)	10,325	202,267
Extra Space Storage, Inc. (REIT)	6,195	282,864
FactSet Research Systems, Inc. (Media)	2,065	218,415
Fair Isaac Corp. (Software)	2,065	112,253
Fairchild Semiconductor International, Inc.* (Semiconductors)	7,021	89,588
Federal Realty Investment Trust (REIT)	3,717	405,153
Federated Investors, Inc.—Class B (Diversified Financial Services)	5,369	144,372
Fidelity National Title Group, Inc.—Class A (Insurance)	15,281	481,962
First American Financial Corp. (Insurance)	5,782	149,869
First Horizon National Corp. (Banks)	13,216	155,420
First Niagara Financial Group, Inc. (Savings & Loans)	19,824	171,279
FirstMerit Corp. (Banks)	9,086	184,900
Flowers Foods, Inc. (Food)	9,912	207,656
Foot Locker, Inc. (Retail)	8,260	318,837
Fortinet, Inc.* (Computers)	7,434	157,601
Fortune Brands Home & Security, Inc. (Building Materials)	9,086	409,415
FTI Consulting, Inc.* (Commercial Services)	2,065	76,550
Fulton Financial Corp. (Banks)	10,738	132,614
Gartner Group, Inc.* (Commercial Services)	4,956	348,555
GATX Corp. (Trucking & Leasing)	2,478	143,476
General Cable Corp. (Electrical Components & Equipment)	2,891	82,480
Genesee & Wyoming, Inc.*—Class A (Transportation)	2,891	261,173
Gentex Corp. (Electronics)	8,260	267,541
Global Payments, Inc. (Commercial Services)	4,130	272,952
Graco, Inc. (Machinery-Diversified)	3,304	229,595
Granite Construction, Inc. (Engineering & Construction)	2,065	68,744
Great Plains Energy, Inc. (Electric)	8,673	214,050
Green Mountain Coffee Roasters, Inc.* (Beverages)	7,434	602,154
Greenhill & Co., Inc. (Diversified Financial Services)	1,652	85,821
Greif, Inc.—Class A (Packaging & Containers)	1,652	83,641
GUESS?, Inc. (Retail)	3,304	92,677
Gulfport Energy Corp.* (Oil & Gas)	4,543	276,896
Hancock Holding Co. (Banks)	4,543	157,188
Hanesbrands, Inc. (Apparel)	5,369	381,951
Hanover Insurance Group, Inc. (Insurance)	2,478	137,603
Harsco Corp. (Miscellaneous Manufacturing)	4,543	115,347
Hawaiian Electric Industries, Inc. (Electric)	5,369	139,701
HCC Insurance Holdings, Inc. (Insurance)	5,782	248,106
Health Net, Inc.* (Healthcare-Services)	4,543	149,419
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,369	109,474
Henry Schein, Inc.* (Healthcare-Products)	4,956	569,394
Herman Miller, Inc. (Office Furnishings)	3,304	92,611
Highwoods Properties, Inc. (REIT)	4,956	184,066
Hill-Rom Holdings, Inc. (Healthcare-Products)	3,304	119,836
Hillshire Brands Co. (Food)	7,021	250,088
HMS Holdings Corp.* (Commercial Services)	4,956	114,137
HNI Corp. (Office Furnishings)	2,478	85,020
HollyFrontier Corp. (Oil & Gas)	11,151	516,290
Hologic, Inc.* (Healthcare-Products)	15,281	326,402
Home Properties, Inc. (REIT)	3,304	184,198
Hospitality Properties Trust (REIT)	8,260	212,282
HSN, Inc. (Retail)	1,652	90,480
Hubbell, Inc.—Class B (Electrical Components & Equipment)	2,891	337,467
Huntington Ingalls Industries, Inc. (Shipbuilding)	2,891	274,703
IDACORP, Inc. (Electric)	2,891	152,442
IDEX Corp. (Machinery-Diversified)	4,543	327,141
IDEXX Laboratories, Inc.* (Healthcare-Products)	2,891	330,326
Informatica Corp.* (Software)	6,195	250,030
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	8,673	216,998
Ingredion, Inc. (Food)	4,130	257,299
Integrated Device Technology, Inc.* (Semiconductors)	7,847	75,724
InterDigital, Inc. (Telecommunications)	2,478	71,243
International Bancshares Corp. (Banks)	3,304	77,347
International Rectifier Corp.* (Semiconductors)	4,130	107,421
International Speedway Corp.—Class A (Entertainment)	1,652	55,458
Intersil Corp.—Class A (Semiconductors)	7,021	79,618
Intrepid Potash, Inc.* (Chemicals)	2,891	42,498
Itron, Inc.* (Electronics)	2,065	83,385
ITT Corp. (Miscellaneous Manufacturing)	4,956	202,948
J.B. Hunt Transport Services, Inc. (Transportation)	4,956	371,948
J.C. Penney Co., Inc.* (Retail)	16,933	100,243
Jack Henry & Associates, Inc. (Computers)	4,956	276,446
Janus Capital Group, Inc. (Diversified Financial Services)	8,260	90,777
Jarden Corp.* (Household Products/Wares)	6,608	399,453
JDS Uniphase Corp.* (Telecommunications)	12,803	170,151
JetBlue Airways Corp.* (Airlines)	11,977	104,919
John Wiley & Sons, Inc. (Media)	2,478	134,159
Jones Lang LaSalle, Inc. (Real Estate)	2,478	283,136

See accompanying notes to the financial statements.

40 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
KB Home (Home Builders)	4,543	$87,862
KBR, Inc. (Engineering & Construction)	8,260	258,538
Kemper Corp. (Insurance)	2,891	106,244
Kennametal, Inc. (Hand/Machine Tools)	4,543	196,894
Kilroy Realty Corp. (REIT)	4,543	239,870
Kirby Corp.* (Transportation)	3,304	329,706
Lamar Advertising Co.*—Class A (Advertising)	3,717	180,869
Lancaster Colony Corp. (Food)	1,239	107,694
Landstar System, Inc. (Transportation)	2,478	142,336
Leidos Holdings, Inc. (Commercial Services)	4,130	187,254
Lennox International, Inc. (Building Materials)	2,478	214,496
Lexmark International, Inc.—Class A (Computers)	3,304	129,484
Liberty Property Trust (REIT)	8,260	300,664
Life Time Fitness, Inc.* (Leisure Time)	2,065	84,995
LifePoint Hospitals, Inc.* (Healthcare-Services)	2,478	131,359
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	4,543	314,375
LKQ Corp.* (Distribution/Wholesale)	16,933	458,376
Louisiana-Pacific Corp.* (Building Materials)	7,847	137,558
M.D.C. Holdings, Inc.* (Home Builders)	2,065	63,788
Mack-Cali Realty Corp. (REIT)	4,956	100,260
Mallinckrodt PLC* (Pharmaceuticals)	3,304	191,070
Manpower, Inc. (Commercial Services)	4,543	353,900
ManTech International Corp.—Class A (Software)	1,239	36,055
Martin Marietta Materials (Building Materials)	2,478	270,127
Masimo Corp.* (Healthcare-Products)	2,891	84,562
Matson, Inc. (Transportation)	2,478	59,299
Matthews International Corp.—Class A (Commercial Services)	1,652	70,243
MDU Resources Group, Inc. (Electric)	10,738	344,046
Mednax, Inc.* (Healthcare-Services)	5,782	321,710
Mentor Graphics Corp. (Computers)	5,369	111,675
Mercury General Corp. (Insurance)	2,065	94,639
Meredith Corp. (Media)	2,065	94,536
Mettler Toledo International, Inc.* (Electronics)	1,652	406,888
Micros Systems, Inc.* (Computers)	4,130	229,339
Mid-America Apartment Communities, Inc. (REIT)	4,130	266,550
Mine Safety Appliances Co. (Environmental Control)	1,652	83,228
Minerals Technologies, Inc. (Chemicals)	2,065	106,719
MSC Industrial Direct Co.—Class A (Retail)	2,891	242,901
MSCI, Inc.*—Class A (Software)	6,608	282,294
Murphy USA, Inc.* (Oil & Gas)	2,478	95,998
National Fuel Gas Co. (Gas)	4,543	342,360
National Instruments Corp. (Electronics)	5,369	155,701
National Retail Properties, Inc. (REIT)	6,608	219,386
NCR Corp.* (Computers)	9,086	319,736
NeuStar, Inc.*—Class A (Telecommunications)	3,304	111,973
New York Community Bancorp (Savings & Loans)	24,780	401,189
NewMarket Corp. (Chemicals)	826	276,594
Nordson Corp. (Machinery-Diversified)	3,304	229,033
NVR, Inc.* (Home Builders)	413	476,357
Oceaneering International, Inc. (Oil & Gas Services)	6,195	422,190
Office Depot, Inc.* (Retail)	26,432	129,252
OGE Energy Corp. (Electric)	11,151	379,915
Oil States International, Inc.* (Oil & Gas Services)	2,891	271,609
Old Dominion Freight Line, Inc.* (Transportation)	3,717	201,610
Old Republic International Corp. (Insurance)	13,629	212,885
Olin Corp. (Chemicals)	4,543	116,801
OMEGA Healthcare Investors, Inc. (REIT)	7,021	224,251
Omnicare, Inc. (Pharmaceuticals)	5,782	361,144
ONE Gas, Inc.* (Pipelines)	2,415	82,400
Oshkosh Truck Corp. (Auto Manufacturers)	4,956	268,318
Owens & Minor, Inc. (Distribution/Wholesale)	3,717	128,757
Packaging Corp. of America (Packaging & Containers)	5,369	346,837
Panera Bread Co.*—Class A (Retail)	1,652	279,304
Patterson-UTI Energy, Inc. (Oil & Gas)	7,847	201,589
Plantronics, Inc. (Telecommunications)	2,478	106,381
PNM Resources, Inc. (Electric)	4,543	111,985
Polaris Industries, Inc. (Leisure Time)	3,717	465,369
Polycom, Inc.* (Telecommunications)	7,847	93,615
Post Holdings, Inc.* (Food)	1,652	88,432
Potlatch Corp. (REIT)	2,065	82,600
Primerica, Inc. (Insurance)	2,891	121,798
Prosperity Bancshares, Inc. (Banks)	3,304	206,698
Protective Life Corp. (Insurance)	4,543	222,652
PTC, Inc.* (Software)	6,608	235,773
Questar Corp. (Gas)	9,912	231,148
R.R. Donnelley & Sons Co. (Commercial Services)	10,325	190,703
Rackspace Hosting, Inc.* (Internet)	6,195	225,560
Raymond James Financial Corp. (Diversified Financial Services)	7,021	357,439
Rayonier, Inc. (REIT)	7,021	310,749
Realty Income Corp. (REIT)	11,564	471,580
Regal-Beloit Corp. (Hand/Machine Tools)	2,478	183,595
Regency Centers Corp. (REIT)	4,956	238,582
Reinsurance Group of America, Inc. (Insurance)	4,130	308,387
Reliance Steel & Aluminum Co. (Iron/Steel)	4,130	288,894
RenaissanceRe Holdings (Insurance)	2,478	224,779
Rent-A-Center, Inc. (Commercial Services)	2,891	72,102
ResMed, Inc. (Healthcare-Products)	7,847	342,207
RF Micro Devices, Inc.* (Telecommunications)	15,694	83,649
Riverbed Technology, Inc.* (Computers)	9,086	179,176
Rock-Tenn Co.—Class A (Packaging & Containers)	4,130	419,112
Rollins, Inc. (Commercial Services)	3,717	107,124
Rosetta Resources, Inc.* (Oil & Gas)	3,304	140,783
Rovi Corp.* (Semiconductors)	5,782	122,636
Royal Gold, Inc. (Mining)	3,717	207,929
RPM, Inc. (Chemicals)	7,434	294,907
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	3,304	321,611
Science Applications International Corp. (Commercial Services)	2,478	91,711
Scientific Games Corp.*—Class A (Entertainment)	2,891	40,705
SEI Investments Co. (Commercial Services)	7,847	267,269
Semtech Corp.* (Semiconductors)	3,717	84,785
Senior Housing Properties Trust (REIT)	10,325	232,519
Sensient Technologies Corp. (Chemicals)	2,891	141,428
Service Corp. International (Commercial Services)	11,977	211,992
Signature Bank* (Banks)	2,478	302,464
Signet Jewelers, Ltd. (Retail)	4,543	361,397
Silgan Holdings, Inc. (Packaging & Containers)	2,478	113,567

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 41

Common Stocks, continued

	Shares	Value
Silicon Laboratories, Inc.* (Semiconductors)	2,065	$97,551
Sirona Dental Systems, Inc.* (Healthcare-Products)	3,304	237,690
Skyworks Solutions, Inc.* (Semiconductors)	10,325	312,331
SL Green Realty Corp. (REIT)	5,369	503,451
SM Energy Co. (Oil & Gas)	3,717	307,619
Smith Corp. (Miscellaneous Manufacturing)	4,130	195,019
Solarwinds, Inc.* (Software)	3,717	148,271
Solera Holdings, Inc. (Software)	3,717	248,407
Sonoco Products Co. (Packaging & Containers)	5,782	239,259
Sotheby’s—Class A (Commercial Services)	3,717	178,119
SPX Corp. (Miscellaneous Manufacturing)	2,478	246,734
StanCorp Financial Group, Inc. (Insurance)	2,478	159,212
Steel Dynamics, Inc. (Iron/Steel)	12,390	204,435
STERIS Corp. (Healthcare-Products)	3,304	151,621
SunEdison, Inc.* (Semiconductors)	13,629	189,579
Superior Energy Services, Inc.* (Oil & Gas Services)	9,086	214,793
SUPERVALU, Inc.* (Food)	11,151	64,453
SVB Financial Group* (Banks)	2,478	278,106
Synopsys, Inc.* (Computers)	8,673	345,705
Synovus Financial Corp. (Banks)	54,103	181,245
Taubman Centers, Inc. (REIT)	3,717	241,679
TCF Financial Corp. (Banks)	9,086	146,285
Tech Data Corp.* (Electronics)	2,065	111,345
Techne Corp. (Healthcare-Products)	1,652	150,117
Teleflex, Inc. (Healthcare-Products)	2,478	232,040
Telephone & Data Systems, Inc. (Telecommunications)	5,369	145,070
Tempur-Pedic International, Inc.* (Home Furnishings)	3,304	162,854
Teradyne, Inc.* (Semiconductors)	10,738	201,982
Terex Corp. (Machinery-Diversified)	6,195	253,995
The Brink’s Co. (Commercial Services)	2,891	91,471
The Cheesecake Factory, Inc. (Retail)	2,478	110,370
The Cooper Cos., Inc. (Healthcare-Products)	2,891	359,292
The Corporate Executive Board Co. (Commercial Services)	2,065	150,952
The Hain Celestial Group, Inc.* (Food)	2,478	227,704
The New York Times Co.—Class A (Media)	7,021	99,277
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	2,478	147,168
The Timken Co. (Metal Fabricate/Hardware)	4,543	255,907
The Valspar Corp. (Chemicals)	4,543	319,282
The Wendy’s Co. (Retail)	15,694	142,344
Thor Industries, Inc. (Home Builders)	2,478	127,295
Thoratec Corp.* (Healthcare-Products)	3,304	115,442
Tibco Software, Inc.* (Internet)	8,673	184,648
Tidewater, Inc. (Transportation)	2,891	149,898
Toll Brothers, Inc.* (Home Builders)	8,673	318,733
Tootsie Roll Industries, Inc. (Food)	1,239	37,591
Towers Watson & Co.—Class A (Commercial Services)	3,717	434,592
Trimble Navigation, Ltd.* (Electronics)	14,455	467,330
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,543	264,539
Triumph Group, Inc. (Aerospace/Defense)	2,891	197,802
Trustmark Corp. (Banks)	3,717	88,316
Tupperware Corp. (Household Products/Wares)	2,891	226,539
tw telecom, Inc.* (Telecommunications)	7,847	231,173
UDR, Inc. (REIT)	14,042	341,782
UGI Corp. (Gas)	6,195	268,801
Under Armour, Inc.*—Class A (Apparel)	4,543	491,144
Unit Corp.* (Oil & Gas)	2,478	123,826
United Natural Foods, Inc.* (Food)	2,891	195,345
United Rentals, Inc.* (Commercial Services)	5,369	434,566
United Therapeutics Corp.* (Biotechnology)	2,478	254,292
Universal Corp. (Agriculture)	1,239	63,585
Universal Health Services, Inc.—Class B (Healthcare-Services)	4,956	406,491
URS Corp. (Engineering & Construction)	4,130	207,326
UTI Worldwide, Inc. (Transportation)	4,956	77,611
Valley National Bancorp (Banks)	11,151	108,053
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,652	241,820
ValueClick, Inc.* (Internet)	3,304	71,036
VCA Antech, Inc.* (Pharmaceuticals)	4,956	158,295
Vectren Corp. (Gas)	4,543	165,910
VeriFone Systems, Inc.* (Software)	6,195	179,717
Vishay Intertechnology, Inc.* (Electronics)	7,434	100,954
W.R. Berkley Corp. (Insurance)	6,195	240,118
Wabtec Corp. (Machinery-Diversified)	5,369	396,287
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	4,956	321,248
Washington Federal, Inc. (Savings & Loans)	5,782	126,510
Waste Connections, Inc. (Environmental Control)	7,021	287,019
Watsco, Inc. (Distribution/Wholesale)	1,652	156,312
Webster Financial Corp. (Banks)	4,956	150,365
Weingarten Realty Investors (REIT)	6,195	179,593
WellCare Health Plans, Inc.* (Healthcare-Services)	2,478	161,343
Werner Enterprises, Inc. (Transportation)	2,478	64,577
Westamerica Bancorp (Banks)	1,652	81,543
Westar Energy, Inc. (Electric)	7,021	232,887
WEX, Inc.* (Commercial Services)	2,065	170,073
WGL Holdings, Inc. (Gas)	2,891	109,222
Whitewave Foods Co.* (Food)	9,499	229,971
Williams-Sonoma, Inc. (Retail)	4,956	270,201
Woodward, Inc. (Electronics)	3,304	141,576
World Fuel Services Corp. (Retail)	4,130	176,434
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,891	117,201
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	2,891	158,889
TOTAL COMMON STOCKS (Cost $76,045,106)		84,030,082

Repurchase Agreements(a)(b) (38.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $53,270,012	$53,270,000	$53,270,000
TOTAL REPURCHASE AGREEMENTS (Cost $53,270,000)		53,270,000
TOTAL INVESTMENT SECURITIES (Cost $129,315,106)—99.3%		137,300,082
Net other assets (liabilities)—0.7%		922,940
NET ASSETS—100.0%		$138,223,022

See accompanying notes to the financial statements.

42 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $4,691,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $17,806,480)	136	$371,721

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	(0.57)%	2/28/14	$20,749,167	$176,385
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	(0.42)%	2/28/14	15,761,119	119,859
				$296,244

Mid-Cap ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Advertising	$180,869	0.1%
Aerospace/Defense	1,234,209	0.9%
Agriculture	63,585	NM
Airlines	398,822	0.3%
Apparel	1,228,481	0.9%
Auto Manufacturers	268,318	0.2%
Banks	3,598,345	2.6%
Beverages	602,154	0.4%
Biotechnology	853,737	0.6%
Building Materials	1,259,262	0.9%
Chemicals	2,319,697	1.7%
Coal	70,375	0.1%
Commercial Services	4,657,233	3.4%
Computers	2,669,112	1.9%
Distribution/Wholesale	1,257,523	0.9%
Diversified Financial Services	2,085,039	1.5%
Electric	2,194,219	1.6%
Electrical Components & Equipment	1,046,980	0.8%
Electronics	2,056,996	1.5%
Engineering & Construction	688,537	0.5%
Entertainment	556,385	0.4%
Environmental Control	532,374	0.4%
Food	1,751,062	1.3%
Forest Products & Paper	177,441	0.1%
Gas	1,355,379	1.0%
Hand/Machine Tools	694,864	0.5%
Healthcare-Products	3,264,335	2.4%
Healthcare-Services	1,739,289	1.3%
Home Builders	1,074,035	0.8%
Home Furnishings	162,854	0.1%
Household Products/Wares	1,279,920	0.9%
Insurance	4,297,686	3.1%
Internet	1,225,999	0.9%
Investment Companies	104,572	0.1%
Iron/Steel	787,273	0.6%
Leisure Time	755,840	0.5%
Machinery-Diversified	1,859,243	1.3%
Media	759,296	0.5%
Metal Fabricate/Hardware	614,928	0.4%
Mining	370,279	0.3%
Miscellaneous Manufacturing	2,188,301	1.6%
Office Furnishings	177,631	0.1%
Oil & Gas	2,678,251	1.9%
Oil & Gas Services	1,603,766	1.2%
Packaging & Containers	1,202,416	0.9%
Pharmaceuticals	1,467,455	1.1%
Pipelines	82,400	0.1%
Real Estate	380,051	0.3%
REIT	7,514,391	5.3%
Retail	4,817,117	3.5%
Savings & Loans	759,127	0.5%
Semiconductors	2,157,087	1.6%
Shipbuilding	274,703	0.2%
Software	3,232,671	2.3%
Telecommunications	1,232,037	0.9%
Transportation	1,785,263	1.3%
Trucking & Leasing	143,476	0.1%
Water	237,392	0.2%
Other**	54,192,940	39.2%
Total	$138,223,022	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 43

Common Stocks (35.0%)

	Percentage of Net Assets	Shares	Value
Acuity Brands, Inc. (Electrical Components & Equipment)	0.1%	306	$38,874
Align Technology, Inc.* (Healthcare-Products)	0.1%	510	30,303
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	0.1%	408	34,133
ARRIS Group, Inc.* (Telecommunications)	0.1%	867	22,454
Aspen Technology, Inc.* (Software)	0.1%	663	30,213
athenahealth, Inc.* (Software)	0.1%	255	37,588
Brunswick Corp. (Leisure Time)	0.1%	663	27,489
Buffalo Wild Wings, Inc.* (Retail)	0.0%	153	21,705
Centene Corp.* (Healthcare-Services)	0.1%	408	24,725
Cepheid, Inc.* (Healthcare-Products)	0.1%	510	26,959
Cleco Corp. (Electric)	0.1%	459	22,426
CNO Financial Group, Inc. (Insurance)	0.1%	1,581	26,783
Cognex Corp.* (Machinery-Diversified)	0.1%	612	24,143
CommVault Systems, Inc.* (Software)	0.1%	357	24,658
CoStar Group, Inc.* (Commercial Services)	0.1%	204	35,097
Curtiss-Wright Corp. (Aerospace/Defense)	0.0%	357	21,927
EnerSys (Electrical Components & Equipment)	0.1%	357	24,297
FEI Co. (Electronics)	0.1%	255	23,898
Fifth & Pacific Cos., Inc.* (Retail)	0.1%	867	24,882
Financial Engines, Inc. (Diversified Financial Services)	0.0%	357	21,747
FirstMerit Corp. (Banks)	0.1%	1,173	23,871
HEICO Corp. (Aerospace/Defense)	0.1%	510	27,142
Highwoods Properties, Inc. (REIT)	0.1%	612	22,730
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	0.1%	816	41,664
LaSalle Hotel Properties (REIT)	0.0%	714	21,963
Live Nation, Inc.* (Commercial Services)	0.0%	1,020	21,695
Medidata Solutions, Inc.* (Software)	0.1%	408	25,745
NPS Pharmaceuticals, Inc.* (Biotechnology)	0.1%	765	27,372
PolyOne Corp. (Chemicals)	0.1%	714	25,390
Prosperity Bancshares, Inc. (Banks)	0.1%	459	28,715
PTC, Inc.* (Software)	0.1%	867	30,934
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	0.1%	357	23,922
Rite Aid Corp.* (Retail)	0.1%	5,355	29,719
RLJ Lodging Trust (REIT)	0.1%	918	22,931
Sotheby’s—Class A (Commercial Services)	0.1%	510	24,439
SunEdison, Inc.* (Semiconductors)	0.1%	1,734	24,120
Targa Resources Corp. (Oil & Gas Services)	0.1%	255	23,024
Team Health Holdings, Inc.* (Commercial Services)	0.1%	510	22,011
Teledyne Technologies, Inc.* (Aerospace/Defense)	0.1%	255	23,427
Tenneco, Inc.* (Auto Parts & Equipment)	0.1%	459	26,089
The Hain Celestial Group, Inc.* (Food)	0.1%	255	23,433
The Middleby Corp.* (Machinery-Diversified)	0.1%	153	37,728
The Ultimate Software Group, Inc.* (Software)	0.1%	204	33,300
Tyler Technologies, Inc.* (Software)	0.1%	255	26,890
United Natural Foods, Inc.* (Food)	0.1%	357	24,123
West Pharmaceutical Services, Inc. (Healthcare- Products)	0.1%	510	24,200
Woodward, Inc. (Electronics)	0.0%	510	21,853
Other Common Stocks	30.9%	602,945	9,575,254
TOTAL COMMON STOCKS (Cost $7,614,324)			10,827,985

Contingent Right (0.0%)

Trius Therapeutics, Inc.*(a) (Biotechnology)	357	—
TOTAL CONTINGENT RIGHT (Cost $—)		—

Warrant (0.0%)

Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	143	—
TOTAL WARRANT (Cost $—)		—

Repurchase Agreements(b)(c) (71.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $22,219,005	$22,219,000	$22,219,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,219,000)		22,219,000
TOTAL INVESTMENT SECURITIES (Cost $29,833,324)—106.7%		33,046,985
Net other assets (liabilities)—(6.7)%		(2,075,506)
NET ASSETS—100.0%		$30,971,479

See accompanying notes to the financial statements.

44 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

*	Non-income producing security
(a)	Rights entitle the fund to cash based on certain commercial sales milestones.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $2,795,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 3/24/14 (Underlying notional amount at value $4,171,010)	37	$56,879

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	(0.32)%	2/28/14	$1,423,984	$9,342
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	0.03%	2/28/14	14,598,292	37,492
				$46,834

Small-Cap ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Advertising	$18,679	0.1%
Aerospace/Defense	164,289	0.5%
Agriculture	30,937	0.1%
Airlines	51,209	0.2%
Apparel	86,507	0.3%
Auto Manufacturers	7,691	NM
Auto Parts & Equipment	124,394	0.4%
Banks	685,740	2.3%
Biotechnology	340,617	1.1%
Building Materials	129,970	0.4%
Chemicals	229,681	0.7%
Coal	44,439	0.1%
Commercial Services	677,485	2.2%
Computers	218,696	0.7%
Cosmetics/Personal Care	5,532	NM
Distribution/Wholesale	91,873	0.3%
Diversified Financial Services	238,409	0.8%
Electric	229,396	0.7%
Electrical Components & Equipment	180,554	0.6%
Electronics	226,727	0.7%
Energy-Alternate Sources	28,301	0.1%
Engineering & Construction	80,085	0.3%
Entertainment	68,879	0.2%
Environmental Control	56,847	0.2%
Food	180,930	0.6%
Forest Products & Paper	65,058	0.2%
Gas	98,929	0.3%
Hand/Machine Tools	14,223	NM
Healthcare-Products	446,338	1.4%
Healthcare-Services	183,262	0.6%
Holding Companies-Diversified	19,229	0.1%
Home Builders	80,738	0.3%
Home Furnishings	54,512	0.2%
Household Products/Wares	40,579	0.1%
Housewares	4,394	NM
Insurance	273,348	0.9%
Internet	306,242	1.0%
Investment Companies	115,684	0.4%
Iron/Steel	30,568	0.1%
Leisure Time	61,266	0.2%
Lodging	26,731	0.1%
Machinery-Construction & Mining	5,692	NM
Machinery-Diversified	123,499	0.4%
Media	112,062	0.4%
Metal Fabricate/Hardware	74,700	0.2%
Mining	96,621	0.3%
Miscellaneous Manufacturing	182,889	0.6%
Office Furnishings	51,296	0.2%
Oil & Gas	307,547	1.0%
Oil & Gas Services	180,793	0.6%
Packaging & Containers	24,118	0.1%
Pharmaceuticals	365,026	1.2%
Pipelines	42,008	0.1%
Private Equity	13,981	NM
Real Estate	35,431	0.1%
REIT	815,412	2.7%
Retail	627,732	2.0%
Savings & Loans	126,978	0.4%
Semiconductors	395,308	1.3%
Software	599,230	1.9%
Storage/Warehousing	19,812	0.1%
Telecommunications	353,425	1.1%
Textiles	8,551	NM
Toys/Games/Hobbies	4,806	NM
Transportation	196,277	0.6%
Trucking & Leasing	24,010	0.1%
Water	21,813	0.1%
Other**	20,143,494	65.0%
Total	$30,971,479	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: NASDAQ-100 ProFund :: 45

Common Stocks (68.1%)

	Shares	Value
Activision Blizzard, Inc. (Software)	6,960	$119,225
Adobe Systems, Inc.* (Software)	4,992	295,476
Akamai Technologies, Inc.* (Software)	1,776	84,680
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,968	312,381
Altera Corp. (Semiconductors)	3,216	107,511
Amazon.com, Inc.* (Internet)	4,560	1,635,627
Amgen, Inc. (Biotechnology)	7,536	896,407
Analog Devices, Inc. (Semiconductors)	3,120	150,602
Apple Computer, Inc. (Computers)	8,976	4,493,386
Applied Materials, Inc. (Semiconductors)	12,000	201,840
Autodesk, Inc.* (Software)	2,256	115,620
Automatic Data Processing, Inc. (Commercial Services)	4,800	367,680
Avago Technologies, Ltd. (Semiconductors)	2,496	136,381
Baidu, Inc.*ADR (Internet)	2,736	428,184
Bed Bath & Beyond, Inc.* (Retail)	2,160	137,916
Biogen Idec, Inc.* (Biotechnology)	2,352	735,329
Broadcom Corp.—Class A (Semiconductors)	5,184	154,276
C.H. Robinson Worldwide, Inc. (Transportation)	1,536	89,917
CA, Inc. (Software)	4,512	144,745
Catamaran Corp.* (Pharmaceuticals)	2,064	100,352
Celgene Corp.* (Biotechnology)	4,128	627,167
Cerner Corp.* (Software)	3,408	193,881
Charter Communications, Inc.*—Class A (Media)	1,056	144,672
Check Point Software Technologies, Ltd.* (Software)	1,968	128,766
Cisco Systems, Inc. (Telecommunications)	53,424	1,170,520
Citrix Systems, Inc.* (Software)	1,872	101,219
Cognizant Technology Solutions Corp.* (Computers)	3,024	293,086
Comcast Corp.—Class A (Media)	21,360	1,163,051
Costco Wholesale Corp. (Retail)	4,368	490,788
DIRECTV*—Class A (Media)	5,232	363,258
Discovery Communications, Inc.*—Class A (Media)	1,488	118,713
DISH Network Corp.*—Class A (Media)	2,208	124,487
Dollar Tree, Inc.* (Retail)	2,064	104,273
eBay, Inc.* (Internet)	12,960	689,472
Equinix, Inc.* (Internet)	480	88,896
Expedia, Inc. (Internet)	1,152	74,857
Expeditors International of Washington, Inc. (Transportation)	2,064	84,335
Express Scripts Holding Co.* (Pharmaceuticals)	8,064	602,301
F5 Networks, Inc.* (Internet)	768	82,176
Facebook, Inc.*—Class A (Internet)	18,720	1,171,310
Fastenal Co. (Distribution/Wholesale)	2,976	130,736
Fiserv, Inc.* (Software)	2,592	145,282
Garmin, Ltd. (Electronics)	1,968	88,658
Gilead Sciences, Inc.* (Biotechnology)	15,312	1,234,913
Google, Inc.*—Class A (Internet)	2,784	3,287,820
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,488	120,528
Henry Schein, Inc.* (Healthcare-Products)	864	99,265
Illumina, Inc.* (Biotechnology)	1,248	189,696
Intel Corp. (Semiconductors)	49,680	1,219,147
Intuit, Inc. (Software)	2,832	207,444
Intuitive Surgical, Inc.* (Healthcare-Products)	384	156,511
KLA-Tencor Corp. (Semiconductors)	1,680	103,270
Kraft Foods Group, Inc. (Food)	5,952	311,587
Liberty Global PLC*—Class A (Media)	2,208	176,485
Liberty Media Corp.* (Media)	1,056	138,959
Liberty Media Holding Corp.-Interactive Series A* (Internet)	4,800	128,208
Linear Technology Corp. (Semiconductors)	2,352	104,758
Marriott International, Inc.—Class A (Lodging)	2,976	146,717
Mattel, Inc. (Toys/Games/Hobbies)	3,360	127,142
Maxim Integrated Products, Inc. (Semiconductors)	2,832	85,696
Micron Technology, Inc.* (Semiconductors)	10,512	242,196
Microsoft Corp. (Software)	83,424	3,157,599
Mondelez International, Inc.—Class A (Food)	17,520	573,781
Monster Beverage Corp.* (Beverages)	1,680	114,072
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,840	174,374
NetApp, Inc. (Computers)	3,408	144,295
Netflix, Inc.* (Internet)	576	235,774
NVIDIA Corp. (Semiconductors)	5,664	88,925
NXP Semiconductors NV* (Semiconductors)	2,448	118,361
O’Reilly Automotive, Inc.* (Retail)	1,056	138,315
PACCAR, Inc. (Auto Manufacturers)	3,552	198,912
Paychex, Inc. (Software)	3,648	152,559
Priceline.com, Inc.* (Internet)	528	604,502
Qualcomm, Inc. (Semiconductors)	16,896	1,254,022
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	960	277,046
Ross Stores, Inc. (Retail)	2,160	146,686
SanDisk Corp. (Computers)	2,256	156,905
SBA Communications Corp.*—Class A (Telecommunications)	1,296	120,204
Seagate Technology PLC (Computers)	3,264	172,535
Sigma-Aldrich Corp. (Chemicals)	1,200	111,564
Sirius XM Holdings, Inc.* (Media)	61,344	219,612
Staples, Inc. (Retail)	6,528	85,908
Starbucks Corp. (Retail)	7,536	535,960
Stericycle, Inc.* (Commercial Services)	864	101,140
Symantec Corp. (Internet)	6,960	149,014
Tesla Motors, Inc.* (Auto Manufacturers)	1,248	226,400
Texas Instruments, Inc. (Semiconductors)	10,944	464,026
Tractor Supply Co. (Retail)	1,392	92,582
TripAdvisor, Inc.* (Internet)	1,296	100,038
Twenty-First Century Fox, Inc.—Class A (Media)	14,832	471,954
Verisk Analytics, Inc.*—Class A (Commercial Services)	1,680	107,285
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,352	185,902
Viacom, Inc.—Class B (Media)	3,936	323,146
VimpelCom, Ltd.ADR (Telecommunications)	16,512	160,001
Vodafone Group PLCADR (Telecommunications)	9,888	366,449
Western Digital Corp. (Computers)	2,352	202,672
Whole Foods Market, Inc. (Food)	3,696	193,153
Wynn Resorts, Ltd. (Lodging)	1,008	219,159
Xilinx, Inc. (Semiconductors)	2,688	124,777
Yahoo!, Inc.* (Internet)	10,128	364,810
TOTAL COMMON STOCKS (Cost $25,513,900)		39,604,200

See accompanying notes to the financial statements.

46 :: NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Repurchase Agreements(a)(b) (32.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $19,165,004	$19,165,000	$19,165,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,165,000)		19,165,000
TOTAL INVESTMENT SECURITIES (Cost $44,678,900)—101.0%		58,769,200
Net other assets (liabilities)—(1.0)%		(559,952)
NET ASSETS—100.0%		$58,209,248

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $1,472,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $10,259,420)	146	$120,791

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	(0.72)%	2/28/14	$2,955,425	$(4,182)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(0.47)%	2/28/14	4,382,536	159,941
				$155,759

NASDAQ-100 ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Auto Manufacturers	$425,312	0.7%
Beverages	234,600	0.4%
Biotechnology	4,458,841	7.7%
Chemicals	111,564	0.2%
Commercial Services	576,105	1.0%
Computers	5,462,879	9.4%
Distribution/Wholesale	130,736	0.2%
Electronics	88,658	0.2%
Food	1,078,520	1.9%
Healthcare-Products	255,776	0.4%
Internet	9,040,689	15.6%
Lodging	365,876	0.6%
Media	3,244,337	5.6%
Pharmaceuticals	877,026	1.5%
Retail	1,732,429	3.0%
Semiconductors	4,555,788	7.8%
Software	4,846,496	8.3%
Telecommunications	1,817,174	3.1%
Toys/Games/Hobbies	127,142	0.2%
Transportation	174,252	0.3%
Other**	18,605,048	31.9%
Total	$58,209,248	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 47

Common Stocks (99.3%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	3,196	$117,165
Accenture PLC—Class A (Computers)	544	43,455
ACE, Ltd. (Insurance)	680	63,791
Aetna, Inc. (Healthcare-Services)	748	51,111
AFLAC, Inc. (Insurance)	952	59,767
Agilent Technologies, Inc. (Electronics)	204	11,862
AGL Resources, Inc. (Gas)	272	12,996
Air Products & Chemicals, Inc. (Chemicals)	204	21,449
Airgas, Inc. (Chemicals)	68	7,020
Alcoa, Inc. (Mining)	2,176	25,046
Allegheny Technologies, Inc. (Iron/Steel)	204	6,414
Allegion PLC* (Electronics)	136	6,712
Allstate Corp. (Insurance)	952	48,742
Altera Corp. (Semiconductors)	408	13,639
Altria Group, Inc. (Agriculture)	1,972	69,454
Ameren Corp. (Electric)	476	18,012
American Electric Power, Inc. (Electric)	1,020	49,786
American International Group, Inc. (Insurance)	3,060	146,758
AmerisourceBergen Corp. (Pharmaceuticals)	272	18,284
Anadarko Petroleum Corp. (Oil & Gas)	476	38,408
Analog Devices, Inc. (Semiconductors)	340	16,412
Apache Corp. (Oil & Gas)	816	65,492
Apartment Investment & Management Co.—Class A (REIT)	136	3,804
Applied Materials, Inc. (Semiconductors)	1,088	18,300
Archer-Daniels-Midland Co. (Agriculture)	1,360	53,693
Assurant, Inc. (Insurance)	136	8,888
AT&T, Inc. (Telecommunications)	10,880	362,521
AutoNation, Inc.* (Retail)	136	6,717
AvalonBay Communities, Inc. (REIT)	136	16,796
Avery Dennison Corp. (Household Products/ Wares)	204	10,051
Avon Products, Inc. (Cosmetics/Personal Care)	544	8,100
Baker Hughes, Inc. (Oil & Gas Services)	884	50,069
Ball Corp. (Packaging & Containers)	136	6,962
Bank of America Corp. (Banks)	22,032	369,036
Bank of New York Mellon Corp. (Banks)	2,380	76,065
Baxter International, Inc. (Healthcare-Products)	544	37,156
BB&T Corp. (Banks)	1,428	53,421
Beam, Inc. (Beverages)	340	28,322
Bemis Co., Inc. (Packaging & Containers)	204	7,856
Berkshire Hathaway, Inc.*—Class B (Insurance)	3,740	417,383
Best Buy Co., Inc. (Retail)	272	6,403
Boston Properties, Inc. (REIT)	136	14,700
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,156	57,765
Broadcom Corp.—Class A (Semiconductors)	1,088	32,379
Brown-Forman Corp.—Class B (Beverages)	136	10,472
C.H. Robinson Worldwide, Inc. (Transportation)	340	19,904
CA, Inc. (Software)	204	6,544
Cablevision Systems Corp. NY—Class A (Media)	408	6,544
Cameron International Corp.* (Oil & Gas Services)	476	28,546
Campbell Soup Co. (Food)	204	8,407
Capital One Financial Corp. (Banks)	1,156	81,625
Cardinal Health, Inc. (Pharmaceuticals)	680	46,254
CareFusion Corp.* (Healthcare-Products)	272	11,089
CarMax, Inc.* (Retail)	204	9,202
Carnival Corp.—Class A (Leisure Time)	884	34,644
Caterpillar, Inc. (Machinery-Construction & Mining)	1,292	121,332
CBRE Group, Inc.*—Class A (Real Estate)	204	5,414
CenterPoint Energy, Inc. (Gas)	884	20,686
CenturyLink, Inc. (Telecommunications)	1,224	35,325
CF Industries Holdings, Inc. (Chemicals)	68	15,698
Chesapeake Energy Corp. (Oil & Gas)	544	14,639
Chevron Corp. (Oil & Gas)	3,944	440,269
Cincinnati Financial Corp. (Insurance)	272	13,178
Cisco Systems, Inc. (Telecommunications)	11,016	241,361
Citigroup, Inc. (Banks)	3,400	161,262
Citrix Systems, Inc.* (Software)	136	7,354
Cliffs Natural Resources, Inc. (Iron/Steel)	340	6,569
Clorox Co. (Household Products/Wares)	136	12,005
CME Group, Inc. (Diversified Financial Services)	680	50,837
CMS Energy Corp. (Electric)	544	15,118
Coach, Inc. (Retail)	204	9,770
Coca-Cola Co. (Beverages)	2,652	100,298
Colgate-Palmolive Co. (Cosmetics/Personal Care)	680	41,636
Computer Sciences Corp. (Computers)	272	16,432
ConAgra Foods, Inc. (Food)	884	28,102
ConocoPhillips (Oil & Gas)	2,516	163,414
CONSOL Energy, Inc. (Coal)	476	17,779
Consolidated Edison, Inc. (Electric)	612	33,299
Corning, Inc. (Telecommunications)	2,992	51,492
Costco Wholesale Corp. (Retail)	884	99,326
Covidien PLC (Healthcare-Products)	476	32,482
CSX Corp. (Transportation)	748	20,129
Cummins, Inc. (Machinery-Diversified)	136	17,269
CVS Caremark Corp. (Retail)	2,448	165,779
D.R. Horton, Inc. (Home Builders)	612	14,369
Darden Restaurants, Inc. (Retail)	272	13,448
DaVita, Inc.* (Healthcare-Services)	136	8,830
Deere & Co. (Machinery-Diversified)	816	70,144
Delphi Automotive PLC (Auto Parts & Equipment)	340	20,703
Denbury Resources, Inc.* (Oil & Gas)	748	12,020
DENTSPLY International, Inc. (Healthcare-Products)	136	6,275
Devon Energy Corp. (Oil & Gas)	816	48,324
Diamond Offshore Drilling, Inc. (Oil & Gas)	136	6,601
Dollar General Corp.* (Retail)	340	19,149
Dominion Resources, Inc. (Electrical Components & Equipment)	612	41,561
Dover Corp. (Miscellaneous Manufacturing)	136	11,772
Dr. Pepper Snapple Group, Inc. (Beverages)	204	9,768
DTE Energy Co. (Electric)	340	23,195
Duke Energy Corp. (Electric)	1,428	100,845
E*TRADE Financial Corp.* (Diversified Financial Services)	204	4,084
E.I. du Pont de Nemours & Co. (Chemicals)	816	49,784
Eaton Corp. (Miscellaneous Manufacturing)	544	39,761
eBay, Inc.* (Internet)	816	43,411
Edison International (Electric)	680	32,749
Edwards Lifesciences Corp.* (Healthcare-Products)	136	8,856
Eli Lilly & Co. (Pharmaceuticals)	2,040	110,180
EMC Corp. (Computers)	4,216	102,196
Emerson Electric Co. (Electrical Components & Equipment)	544	35,871
Ensco PLC—Class A (Oil & Gas)	476	23,976
Entergy Corp. (Electric)	340	21,430

See accompanying notes to the financial statements.

48 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Equity Residential (REIT)	340	$18,829
Exelon Corp. (Electric)	1,768	51,272
Expedia, Inc. (Internet)	68	4,419
Expeditors International of Washington, Inc. (Transportation)	204	8,335
Express Scripts Holding Co.* (Pharmaceuticals)	1,632	121,894
Exxon Mobil Corp. (Oil & Gas)	9,044	833,495
F5 Networks, Inc.* (Internet)	68	7,276
Family Dollar Stores, Inc. (Retail)	204	12,611
FedEx Corp. (Transportation)	340	45,328
First Horizon National Corp. (Banks)	1	10
FirstEnergy Corp. (Electric)	884	27,837
FLIR Systems, Inc. (Electronics)	68	2,157
Fluor Corp. (Engineering & Construction)	340	25,827
Ford Motor Co. (Auto Manufacturers)	8,160	122,073
Forest Laboratories, Inc.* (Pharmaceuticals)	204	13,525
Freeport-McMoRan Copper & Gold, Inc. (Mining)	2,108	68,321
Frontier Communications Corp. (Telecommunications)	2,040	9,588
GameStop Corp.—Class A (Retail)	136	4,770
Gannett Co., Inc. (Media)	476	13,104
Garmin, Ltd. (Electronics)	136	6,127
General Dynamics Corp. (Aerospace/Defense)	340	34,445
General Electric Co. (Miscellaneous Manufacturing)	20,876	524,615
General Growth Properties, Inc. (REIT)	612	12,326
General Mills, Inc. (Food)	612	29,388
General Motors Co.* (Auto Manufacturers)	2,380	85,870
Genuine Parts Co. (Distribution/Wholesale)	204	16,779
Genworth Financial, Inc.*—Class A (Insurance)	1,020	15,045
H & R Block, Inc. (Commercial Services)	204	6,202
Harris Corp. (Telecommunications)	136	9,430
Hartford Financial Services Group, Inc. (Insurance)	952	31,654
Hasbro, Inc. (Toys/Games/Hobbies)	136	6,680
HCP, Inc. (REIT)	952	37,271
Health Care REIT, Inc. (REIT)	204	11,816
Hess Corp. (Oil & Gas)	612	46,200
Hewlett-Packard Co. (Computers)	3,944	114,376
Honeywell International, Inc. (Electronics)	544	49,629
Hormel Foods Corp. (Food)	136	6,180
Hospira, Inc.* (Healthcare-Products)	204	8,978
Host Hotels & Resorts, Inc. (REIT)	544	10,004
Hudson City Bancorp, Inc. (Savings & Loans)	952	8,606
Humana, Inc. (Healthcare-Services)	340	33,082
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	408	32,179
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	272	15,991
Integrys Energy Group, Inc. (Electric)	136	7,390
Intel Corp. (Semiconductors)	10,268	251,978
International Business Machines Corp. (Computers)	1,156	204,242
International Flavors & Fragrances, Inc. (Chemicals)	68	5,894
International Game Technology (Entertainment)	204	2,944
International Paper Co. (Forest Products & Paper)	884	42,202
Iron Mountain, Inc. (Commercial Services)	204	5,388
J.P. Morgan Chase & Co. (Banks)	7,752	429,151
Jabil Circuit, Inc. (Electronics)	408	7,332
Jacobs Engineering Group, Inc.* (Engineering & Construction)	272	16,513
Johnson & Johnson (Pharmaceuticals)	2,380	210,559
Joy Global, Inc. (Machinery-Construction & Mining)	204	10,769
Juniper Networks, Inc.* (Telecommunications)	1,020	27,142
Kellogg Co. (Food)	272	15,771
Kimberly-Clark Corp. (Household Products/ Wares)	340	37,186
Kimco Realty Corp. (REIT)	476	9,953
Kohls Corp. (Retail)	408	20,657
Kroger Co. (Food)	1,088	39,277
L Brands, Inc. (Retail)	204	10,681
L-3 Communications Holdings, Inc. (Aerospace/Defense)	204	22,658
Laboratory Corp. of America Holdings* (Healthcare-Services)	68	6,108
Lam Research Corp.* (Semiconductors)	136	6,883
Legg Mason, Inc. (Diversified Financial Services)	204	8,639
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	272	8,165
Lennar Corp.—Class A (Home Builders)	204	8,193
Leucadia National Corp. (Diversified Financial Services)	340	9,292
Life Technologies Corp.* (Healthcare-Products)	134	10,193
Lincoln National Corp. (Insurance)	272	13,064
Linear Technology Corp. (Semiconductors)	204	9,086
Lockheed Martin Corp. (Aerospace/Defense)	204	30,786
Loews Corp. (Insurance)	612	27,289
Lowe’s Cos., Inc. (Retail)	884	40,920
LSI Logic Corp. (Semiconductors)	340	3,750
M&T Bank Corp. (Banks)	272	30,331
Macy’s, Inc. (Retail)	748	39,794
Marathon Oil Corp. (Oil & Gas)	1,428	46,824
Marathon Petroleum Corp. (Oil & Gas)	340	29,597
Marriott International, Inc.—Class A (Lodging)	205	10,089
Marsh & McLennan Cos., Inc. (Insurance)	408	18,650
Masco Corp. (Building Materials)	272	5,756
Mattel, Inc. (Toys/Games/Hobbies)	272	10,293
McCormick & Co., Inc. (Food)	136	8,728
McDonald’s Corp. (Retail)	884	83,245
McGraw Hill Financial, Inc. (Commercial Services)	204	15,512
McKesson Corp. (Pharmaceuticals)	272	47,440
MeadWestvaco Corp. (Forest Products & Paper)	340	12,264
Medtronic, Inc. (Healthcare-Products)	884	50,000
Merck & Co., Inc. (Pharmaceuticals)	3,196	169,292
MetLife, Inc. (Insurance)	2,312	113,404
Molson Coors Brewing Co.—Class B (Beverages)	340	17,898
Mondelez International, Inc.—Class A (Food)	3,604	118,030
Morgan Stanley Dean Witter & Co. (Banks)	2,856	84,281
Motorola Solutions, Inc. (Telecommunications)	272	17,353
Murphy Oil Corp. (Oil & Gas)	340	19,247
Nabors Industries, Ltd. (Oil & Gas)	544	9,292
NASDAQ Stock Market, Inc. (Diversified Financial Services)	272	10,377
National Oilwell Varco, Inc. (Oil & Gas Services)	476	35,705
Neilsen Holdings N.V. (Media)	204	8,627

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 49

Common Stocks, continued

	Shares	Value
NetApp, Inc. (Computers)	204	$8,637
Newell Rubbermaid, Inc. (Housewares)	272	8,405
Newfield Exploration Co.* (Oil & Gas)	136	3,369
Newmont Mining Corp. (Mining)	1,020	22,032
NextEra Energy, Inc. (Electric)	884	81,266
NiSource, Inc. (Gas)	680	23,372
Noble Corp. PLC (Oil & Gas)	544	16,880
Nordstrom, Inc. (Retail)	136	7,813
Northeast Utilities System (Electric)	680	29,784
Northern Trust Corp. (Banks)	476	28,665
Northrop Grumman Corp. (Aerospace/Defense)	272	31,430
NRG Energy, Inc. (Electric)	680	18,938
Nucor Corp. (Iron/Steel)	680	32,877
NVIDIA Corp. (Semiconductors)	612	9,608
Occidental Petroleum Corp. (Oil & Gas)	884	77,412
ONEOK, Inc. (Pipelines)	408	27,944
Oracle Corp. (Software)	3,332	122,951
Owens-Illinois, Inc.* (Packaging & Containers)	136	4,357
Pall Corp. (Miscellaneous Manufacturing)	68	5,447
Parker Hannifin Corp. (Miscellaneous Manufacturing)	136	15,418
Patterson Cos., Inc. (Healthcare-Products)	204	8,152
Paychex, Inc. (Software)	204	8,531
Peabody Energy Corp. (Coal)	544	9,275
Pentair, Ltd. (Miscellaneous Manufacturing)	136	10,109
People’s United Financial, Inc. (Savings & Loans)	340	4,831
Pepco Holdings, Inc. (Electric)	544	10,570
PepsiCo, Inc. (Beverages)	1,360	109,289
PerkinElmer, Inc. (Electronics)	136	5,930
PetSmart, Inc. (Retail)	136	8,568
Pfizer, Inc. (Pharmaceuticals)	6,800	206,720
PG&E Corp. (Electric)	952	40,127
Philip Morris International, Inc. (Agriculture)	1,428	111,584
Phillips 66 (Oil & Gas)	1,224	89,463
Pinnacle West Capital Corp. (Electric)	204	10,737
Plum Creek Timber Co., Inc. (REIT)	136	5,858
PNC Financial Services Group (Banks)	1,088	86,909
PPL Corp. (Electric)	1,292	39,496
Praxair, Inc. (Chemicals)	272	33,924
Principal Financial Group, Inc. (Insurance)	272	11,851
Procter & Gamble Co. (Cosmetics/Personal Care)	2,720	208,407
Progressive Corp. (Insurance)	1,156	26,865
Prologis, Inc. (REIT)	408	15,814
Public Service Enterprise Group, Inc. (Electric)	1,020	34,007
Public Storage, Inc. (REIT)	136	21,432
PulteGroup, Inc. (Home Builders)	680	13,818
PVH Corp. (Retail)	68	8,219
QEP Resources, Inc. (Oil & Gas)	340	10,503
Quanta Services, Inc.* (Commercial Services)	272	8,478
Quest Diagnostics, Inc. (Healthcare-Services)	272	14,280
Ralph Lauren Corp. (Apparel)	68	10,669
Raytheon Co. (Aerospace/Defense)	340	32,324
Regions Financial Corp. (Banks)	1,428	14,523
Republic Services, Inc. (Environmental Control)	544	17,424
Reynolds American, Inc. (Agriculture)	340	16,490
Rockwell Collins, Inc. (Aerospace/Defense)	136	10,276
Roper Industries, Inc. (Machinery-Diversified)	68	9,332
Rowan Cos. PLC*—Class A (Oil & Gas)	272	8,533
Ryder System, Inc. (Transportation)	136	9,682
SCANA Corp. (Electric)	272	12,857
Sempra Energy (Gas)	476	44,129
Sigma-Aldrich Corp. (Chemicals)	136	12,644
Simon Property Group, Inc. (REIT)	272	42,116
Snap-on, Inc. (Machinery)	68	6,810
Southern Co. (Electric)	1,836	75,717
Southwestern Energy Co.* (Oil & Gas)	340	13,835
Spectra Energy Corp. (Pipelines)	748	26,891
Stanley Black & Decker, Inc. (Hand/Machine Tools)	340	26,316
Staples, Inc. (Retail)	1,360	17,898
State Street Corp. (Banks)	408	27,316
SunTrust Banks, Inc. (Banks)	1,088	40,278
Symantec Corp. (Internet)	680	14,559
Sysco Corp. (Food)	1,224	42,938
Target Corp. (Retail)	1,292	73,179
TE Connectivity, Ltd. (Electronics)	340	19,213
TECO Energy, Inc. (Electric)	408	6,683
Tenet Healthcare Corp.* (Healthcare-Services)	136	6,257
Teradata Corp.* (Computers)	136	5,592
Tesoro Petroleum Corp. (Oil & Gas)	272	14,013
Texas Instruments, Inc. (Semiconductors)	884	37,482
The ADT Corp. (Commercial Services)	408	12,256
The AES Corp. (Electric)	1,360	19,122
The Chubb Corp. (Insurance)	544	45,990
The Dow Chemical Co. (Chemicals)	2,516	114,504
The Gap, Inc. (Retail)	204	7,768
The Goldman Sachs Group, Inc. (Banks)	884	145,082
The Home Depot, Inc. (Retail)	1,020	78,387
The JM Smucker Co.—Class A (Food)	136	13,109
The Mosaic Co. (Chemicals)	680	30,369
The Travelers Cos., Inc. (Insurance)	748	60,797
The Williams Cos., Inc. (Pipelines)	748	30,286
Time Warner, Inc. (Media)	816	51,269
Transocean, Ltd. (Oil & Gas)	680	29,430
Twenty-First Century Fox, Inc.—Class A (Media)	1,836	58,422
Tyco International, Ltd. (Electronics)	476	19,273
Tyson Foods, Inc.—Class A (Food)	544	20,346
U.S. Bancorp (Banks)	1,768	70,243
United States Steel Corp. (Iron/Steel)	272	7,102
United Technologies Corp. (Aerospace/Defense)	748	85,287
UnitedHealth Group, Inc. (Healthcare-Services)	2,108	152,367
UnumProvident Corp. (Insurance)	544	17,517
Urban Outfitters, Inc.* (Retail)	68	2,436
Valero Energy Corp. (Oil & Gas)	1,088	55,597
Varian Medical Systems, Inc.* (Healthcare-Products)	68	5,529
Ventas, Inc. (REIT)	340	21,213
Verizon Communications, Inc. (Telecommunications)	2,856	137,145
Vornado Realty Trust (REIT)	136	12,489
Vulcan Materials Co. (Building Materials)	136	8,395
Walgreen Co. (Retail)	952	54,597
Wal-Mart Stores, Inc. (Retail)	3,332	248,834
Walt Disney Co. (Media)	1,088	79,000
Waste Management, Inc. (Commercial Services)	408	17,046
Waters Corp.* (Electronics)	68	7,362
WellPoint, Inc. (Healthcare-Services)	612	52,632
Wells Fargo & Co. (Banks)	9,860	447,051
Western Union Co. (Commercial Services)	408	6,283

See accompanying notes to the financial statements.

50 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Weyerhaeuser Co. (REIT)	1,224	$36,573
Whirlpool Corp. (Home Furnishings)	136	18,129
Whole Foods Market, Inc. (Food)	272	14,215
Windstream Holdings, Inc. (Telecommunications)	1,224	9,156
Wisconsin Energy Corp. (Electric)	476	20,311
WPX Energy, Inc.* (Oil & Gas)	408	7,772
Xcel Energy, Inc. (Electric)	1,020	29,488
Xerox Corp. (Office/Business Equipment)	2,380	25,823
Xilinx, Inc. (Semiconductors)	272	12,626
XL Group PLC (Insurance)	612	17,589
Xylem, Inc. (Machinery-Diversified)	136	4,537
YUM! Brands, Inc. (Retail)	340	22,831
Zimmer Holdings, Inc. (Healthcare-Products)	136	12,780
Zions Bancorp (Banks)	204	5,865
Zoetis, Inc. (Pharmaceuticals)	340	10,322
TOTAL COMMON STOCKS (Cost $11,266,629)		15,693,457
TOTAL INVESTMENT SECURITIES (Cost $11,266,629)—99.3%		15,693,457
Net other assets (liabilities)—0.7%		115,584
NET ASSETS—100.0%		$15,809,041

*	Non-income producing security

Large-Cap Value ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$247,206	1.6%
Agriculture	251,221	1.6%
Apparel	10,669	0.1%
Auto Manufacturers	207,944	1.3%
Auto Parts & Equipment	20,703	0.1%
Banks	2,151,114	13.7%
Beverages	276,047	1.7%
Building Materials	14,151	0.1%
Chemicals	291,285	1.8%
Coal	27,054	0.2%
Commercial Services	71,165	0.5%
Computers	494,930	3.1%
Cosmetics/Personal Care	258,143	1.6%
Distribution/Wholesale	16,779	0.1%
Diversified Financial Services	83,229	0.5%
Electric	810,036	5.1%
Electrical Components & Equipment	77,432	0.5%
Electronics	135,597	0.9%
Engineering & Construction	42,340	0.3%
Entertainment	2,944	NM
Environmental Control	17,424	0.1%
Food	344,491	2.2%
Forest Products & Paper	54,466	0.3%
Gas	101,183	0.6%
Hand/Machine Tools	26,316	0.2%
Healthcare-Products	191,490	1.2%
Healthcare-Services	324,667	2.1%
Home Builders	36,380	0.2%
Home Furnishings	18,129	0.1%
Household Products/Wares	59,242	0.4%
Housewares	8,405	0.1%
Insurance	1,158,222	7.4%
Internet	69,665	0.4%
Iron/Steel	52,962	0.3%
Leisure Time	34,644	0.2%
Lodging	10,089	0.1%
Machinery	6,810	NM
Machinery-Construction & Mining	132,101	0.8%
Machinery-Diversified	101,282	0.6%
Media	216,966	1.4%
Mining	115,398	0.7%
Miscellaneous Manufacturing	663,456	4.2%
Office/Business Equipment	25,823	0.2%
Oil & Gas	2,124,605	13.5%
Oil & Gas Services	114,320	0.7%
Packaging & Containers	19,175	0.1%
Pharmaceuticals	1,129,400	7.2%
Pipelines	85,121	0.5%
Real Estate	5,414	NM
REIT	290,994	1.8%
Retail	1,073,003	6.8%
Savings & Loans	13,437	0.1%
Semiconductors	412,143	2.6%
Software	145,380	0.9%
Telecommunications	900,514	5.7%
Toys/Games/Hobbies	16,973	0.1%
Transportation	103,378	0.7%
Other**	115,584	0.7%
Total	$15,809,041	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 51

Common Stocks (99.9%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,360	$302,528
AbbVie, Inc. (Pharmaceuticals)	5,782	284,648
Accenture PLC—Class A (Computers)	1,298	103,684
Actavis PLC* (Pharmaceuticals)	590	111,498
Adobe Systems, Inc.* (Software)	1,652	97,782
Agilent Technologies, Inc. (Electronics)	826	48,032
Air Products & Chemicals, Inc. (Chemicals)	472	49,626
Airgas, Inc. (Chemicals)	118	12,182
Akamai Technologies, Inc.* (Software)	590	28,131
Alexion Pharmaceuticals, Inc.* (Biotechnology)	708	112,381
Allegion PLC* (Electronics)	118	5,823
Allergan, Inc. (Pharmaceuticals)	1,062	121,705
Alliance Data Systems Corp.* (Commercial Services)	118	28,280
Altera Corp. (Semiconductors)	472	15,779
Altria Group, Inc. (Agriculture)	3,776	132,991
Amazon.com, Inc.* (Internet)	1,298	465,580
American Express Co. (Diversified Financial Services)	3,304	280,905
American Tower Corp. (REIT)	1,416	114,526
Ameriprise Financial, Inc. (Diversified Financial Services)	708	74,793
AmerisourceBergen Corp. (Pharmaceuticals)	354	23,796
Ametek, Inc. (Electrical Components & Equipment)	944	46,652
Amgen, Inc. (Biotechnology)	2,714	322,830
Amphenol Corp.—Class A (Electronics)	590	51,259
Anadarko Petroleum Corp. (Oil & Gas)	944	76,171
Analog Devices, Inc. (Semiconductors)	472	22,783
Aon PLC (Insurance)	1,062	85,449
Apartment Investment & Management Co.—Class A (REIT)	236	6,601
Apple Computer, Inc. (Computers)	3,304	1,653,983
Applied Materials, Inc. (Semiconductors)	2,478	41,680
Autodesk, Inc.* (Software)	826	42,333
Automatic Data Processing, Inc. (Commercial Services)	1,770	135,582
AutoZone, Inc.* (Retail)	118	58,417
AvalonBay Communities, Inc. (REIT)	236	29,146
Avon Products, Inc. (Cosmetics/Personal Care)	590	8,785
Ball Corp. (Packaging & Containers)	236	12,081
Bard (C.R.), Inc. (Healthcare-Products)	236	30,583
Baxter International, Inc. (Healthcare-Products)	944	64,475
Becton, Dickinson & Co. (Healthcare-Products)	708	76,550
Bed Bath & Beyond, Inc.* (Retail)	826	52,740
Best Buy Co., Inc. (Retail)	472	11,111
Biogen Idec, Inc.* (Biotechnology)	826	258,241
BlackRock, Inc. (Diversified Financial Services)	472	141,822
Boeing Co. (Aerospace/Defense)	2,478	310,394
BorgWarner, Inc. (Auto Parts & Equipment)	826	44,356
Boston Properties, Inc. (REIT)	236	25,509
Boston Scientific Corp.* (Healthcare-Products)	4,838	65,458
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,894	194,583
Brown-Forman Corp.—Class B (Beverages)	354	27,258
CA, Inc. (Software)	826	26,498
Cabot Oil & Gas Corp. (Oil & Gas)	1,534	61,329
Campbell Soup Co. (Food)	354	14,588
CareFusion Corp.* (Healthcare-Products)	354	14,433
CarMax, Inc.* (Retail)	472	21,292
CBRE Group, Inc.*—Class A (Real Estate)	708	18,790
CBS Corp.—Class B (Media)	2,006	117,792
Celgene Corp.* (Biotechnology)	1,534	233,061
Cerner Corp.* (Software)	1,062	60,417
CF Industries Holdings, Inc. (Chemicals)	118	27,241
Chesapeake Energy Corp. (Oil & Gas)	944	25,403
Chipotle Mexican Grill, Inc.* (Retail)	118	65,131
CIGNA Corp. (Healthcare-Services)	944	81,477
Cintas Corp. (Commercial Services)	354	20,203
Citigroup, Inc. (Banks)	5,074	240,660
Citrix Systems, Inc.* (Software)	472	25,521
Clorox Co. (Household Products/Wares)	236	20,832
Coach, Inc. (Retail)	590	28,255
Coca-Cola Co. (Beverages)	9,086	343,632
Coca-Cola Enterprises, Inc. (Beverages)	826	35,758
Cognizant Technology Solutions Corp.* (Computers)	1,062	102,929
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,888	115,602
Comcast Corp.—Class A (Media)	9,440	514,009
Comerica, Inc. (Banks)	708	32,426
Constellation Brands, Inc.* (Beverages)	590	45,235
Covidien PLC (Healthcare-Products)	826	56,366
Crown Castle International Corp.* (Telecommunications)	1,180	83,733
CSX Corp. (Transportation)	2,360	63,508
Cummins, Inc. (Machinery-Diversified)	472	59,934
Danaher Corp. (Miscellaneous Manufacturing)	2,124	158,004
DaVita, Inc.* (Healthcare-Services)	354	22,985
Delphi Automotive PLC (Auto Parts & Equipment)	472	28,740
Delta Air Lines, Inc. (Airlines)	3,068	93,912
DENTSPLY International, Inc. (Healthcare-Products)	236	10,889
DIRECTV*—Class A (Media)	1,770	122,891
Discover Financial Services (Diversified Financial Services)	1,770	94,961
Discovery Communications, Inc.*—Class A (Media)	826	65,898
Dollar General Corp.* (Retail)	472	26,583
Dollar Tree, Inc.* (Retail)	708	35,768
Dominion Resources, Inc. (Electrical Components & Equipment)	1,062	72,120
Dover Corp. (Miscellaneous Manufacturing)	472	40,856
Dr. Pepper Snapple Group, Inc. (Beverages)	354	16,950
Dun & Bradstreet Corp. (Software)	118	12,980
E*TRADE Financial Corp.* (Diversified Financial Services)	590	11,812
E.I. du Pont de Nemours & Co. (Chemicals)	1,888	115,187
Eastman Chemical Co. (Chemicals)	590	45,996
Eaton Corp. (Miscellaneous Manufacturing)	708	51,748
eBay, Inc.* (Internet)	2,832	150,662
Ecolab, Inc. (Chemicals)	944	94,910
Edwards Lifesciences Corp.* (Healthcare-Products)	236	15,368
Electronic Arts, Inc.* (Software)	1,062	28,037
Emerson Electric Co. (Electrical Components & Equipment)	1,534	101,152
EOG Resources, Inc. (Oil & Gas)	944	155,986
EQT Corp. (Oil & Gas)	590	54,758
Equifax, Inc. (Commercial Services)	472	33,068
Equity Residential (REIT)	590	32,674
Expedia, Inc. (Internet)	236	15,335
Expeditors International of Washington, Inc. (Transportation)	354	14,464

See accompanying notes to the financial statements.

52 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
F5 Networks, Inc.* (Internet)	236	$25,252
Facebook, Inc.*—Class A (Internet)	5,900	369,162
Fastenal Co. (Distribution/Wholesale)	944	41,470
FedEx Corp. (Transportation)	472	62,927
Fidelity National Information Services, Inc. (Software)	1,062	53,843
Fifth Third Bancorp (Banks)	3,186	66,970
First Horizon National Corp. (Banks)	1	9
First Solar, Inc.* (Semiconductors)	236	11,937
Fiserv, Inc.* (Software)	944	52,911
FLIR Systems, Inc. (Electronics)	354	11,229
Flowserve Corp. (Machinery-Diversified)	472	34,140
FMC Corp. (Chemicals)	472	33,337
FMC Technologies, Inc.* (Oil & Gas Services)	826	40,837
Forest Laboratories, Inc.* (Pharmaceuticals)	472	31,294
Fossil Group, Inc.* (Distribution/Wholesale)	236	26,392
Franklin Resources, Inc. (Diversified Financial Services)	1,416	73,646
GameStop Corp.—Class A (Retail)	236	8,277
Garmin, Ltd. (Electronics)	236	10,632
General Dynamics Corp. (Aerospace/Defense)	590	59,773
General Growth Properties, Inc. (REIT)	826	16,636
General Mills, Inc. (Food)	1,298	62,330
Genuine Parts Co. (Distribution/Wholesale)	236	19,411
Gilead Sciences, Inc.* (Biotechnology)	5,546	447,285
Google, Inc.*—Class A (Internet)	1,062	1,254,191
H & R Block, Inc. (Commercial Services)	708	21,523
Halliburton Co. (Oil & Gas Services)	3,068	150,363
Harley-Davidson, Inc. (Automobiles)	826	50,956
Harman International Industries, Inc. (Home Furnishings)	236	24,409
Harris Corp. (Telecommunications)	236	16,364
Hasbro, Inc. (Toys/Games/Hobbies)	236	11,592
Health Care REIT, Inc. (REIT)	708	41,007
Helmerich & Payne, Inc. (Oil & Gas)	354	31,166
Honeywell International, Inc. (Electronics)	1,888	172,242
Hormel Foods Corp. (Food)	354	16,086
Hospira, Inc.* (Healthcare-Products)	236	10,386
Host Hotels & Resorts, Inc. (REIT)	1,770	32,550
Huntington Bancshares, Inc. (Banks)	2,950	26,757
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	826	65,147
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	590	34,686
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	472	98,549
International Business Machines Corp. (Computers)	1,652	291,876
International Flavors & Fragrances, Inc. (Chemicals)	118	10,228
International Game Technology (Entertainment)	590	8,514
Intuit, Inc. (Software)	1,062	77,792
Intuitive Surgical, Inc.* (Healthcare-Products)	118	48,094
Invesco, Ltd. (Diversified Financial Services)	1,652	54,929
Iron Mountain, Inc. (Commercial Services)	236	6,233
Johnson & Johnson (Pharmaceuticals)	6,018	532,412
Johnson Controls, Inc. (Auto Parts & Equipment)	2,478	114,286
Kansas City Southern Industries, Inc. (Transportation)	354	37,379
Kellogg Co. (Food)	472	27,367
KeyCorp (Banks)	3,186	40,653
Kimberly-Clark Corp. (Household Products/ Wares)	826	90,339
Kimco Realty Corp. (REIT)	708	14,804
Kinder Morgan, Inc. (Pipelines)	2,478	84,277
KLA-Tencor Corp. (Semiconductors)	590	36,267
Kraft Foods Group, Inc. (Food)	2,124	111,191
L Brands, Inc. (Retail)	590	30,892
Laboratory Corp. of America Holdings* (Healthcare-Services)	118	10,600
Lam Research Corp.* (Semiconductors)	236	11,944
Lennar Corp.—Class A (Home Builders)	236	9,478
Leucadia National Corp. (Diversified Financial Services)	472	12,900
Life Technologies Corp.* (Healthcare-Products)	372	28,298
Lincoln National Corp. (Insurance)	472	22,670
Linear Technology Corp. (Semiconductors)	472	21,023
Lockheed Martin Corp. (Aerospace/Defense)	590	89,037
Lorillard, Inc. (Agriculture)	1,298	63,888
Lowe’s Cos., Inc. (Retail)	2,242	103,782
LSI Logic Corp. (Semiconductors)	1,298	14,317
LyondellBasell Industries N.V.—Class A (Chemicals)	1,534	120,818
Marathon Petroleum Corp. (Oil & Gas)	472	41,088
Marriott International, Inc.—Class A (Lodging)	473	23,304
Marsh & McLennan Cos., Inc. (Insurance)	1,298	59,332
Masco Corp. (Building Materials)	826	17,478
MasterCard, Inc.—Class A (Commercial Services)	3,658	276,838
Mattel, Inc. (Toys/Games/Hobbies)	708	26,791
McCormick & Co., Inc. (Food)	236	15,146
McDonald’s Corp. (Retail)	2,006	188,905
McGraw Hill Financial, Inc. (Commercial Services)	590	44,864
McKesson Corp. (Pharmaceuticals)	354	61,741
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	708	54,438
Medtronic, Inc. (Healthcare-Products)	2,006	113,460
Merck & Co., Inc. (Pharmaceuticals)	4,956	262,519
Michael Kors Holdings, Ltd.* (Apparel)	590	47,159
Microchip Technology, Inc. (Semiconductors)	708	31,761
Micron Technology, Inc.* (Semiconductors)	3,776	86,999
Microsoft Corp. (Software)	27,494	1,040,648
Mohawk Industries, Inc.* (Textiles)	236	33,554
Monsanto Co. (Chemicals)	1,888	201,167
Monster Beverage Corp.* (Beverages)	472	32,049
Moody’s Corp. (Commercial Services)	708	52,803
Motorola Solutions, Inc. (Telecommunications)	354	22,585
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,416	64,301
National Oilwell Varco, Inc. (Oil & Gas Services)	708	53,107
Neilsen Holdings N.V. (Media)	472	19,961
NetApp, Inc. (Computers)	826	34,973
Netflix, Inc.* (Internet)	236	96,602
Newell Rubbermaid, Inc. (Housewares)	590	18,231
Newfield Exploration Co.* (Oil & Gas)	354	8,769
News Corp.*—Class A (Media)	1,770	28,249
NIKE, Inc.—Class B (Apparel)	2,714	197,715
Noble Energy, Inc. (Oil & Gas)	1,298	80,904
Nordstrom, Inc. (Retail)	236	13,558
Norfolk Southern Corp. (Transportation)	1,062	98,331
Northrop Grumman Corp. (Aerospace/Defense)	354	40,905

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 53

Common Stocks, continued

	Shares	Value
NVIDIA Corp. (Semiconductors)	1,062	$16,673
Occidental Petroleum Corp. (Oil & Gas)	1,298	113,666
Omnicom Group, Inc. (Advertising)	944	68,515
Oracle Corp. (Software)	6,844	252,544
O’Reilly Automotive, Inc.* (Retail)	354	46,367
Owens-Illinois, Inc.* (Packaging & Containers)	354	11,342
PACCAR, Inc. (Auto Manufacturers)	1,298	72,688
Pall Corp. (Miscellaneous Manufacturing)	236	18,904
Parker Hannifin Corp. (Miscellaneous Manufacturing)	354	40,133
Paychex, Inc. (Software)	826	34,543
Pentair, Ltd. (Miscellaneous Manufacturing)	472	35,084
People’s United Financial, Inc. (Savings & Loans)	590	8,384
PepsiCo, Inc. (Beverages)	3,186	256,027
PerkinElmer, Inc. (Electronics)	236	10,290
Perrigo Co. PLC (Pharmaceuticals)	472	73,472
PetSmart, Inc. (Retail)	236	14,868
Pfizer, Inc. (Pharmaceuticals)	11,446	347,958
Philip Morris International, Inc. (Agriculture)	3,304	258,174
Pioneer Natural Resources Co. (Oil & Gas)	472	79,919
Pitney Bowes, Inc. (Office/Business Equipment)	708	17,827
Plum Creek Timber Co., Inc. (REIT)	354	15,247
PPG Industries, Inc. (Chemicals)	472	86,074
Praxair, Inc. (Chemicals)	590	73,585
Precision Castparts Corp. (Metal Fabricate/ Hardware)	472	120,242
Priceline.com, Inc.* (Internet)	236	270,194
Principal Financial Group, Inc. (Insurance)	472	20,565
Procter & Gamble Co. (Cosmetics/Personal Care)	4,956	379,729
Prologis, Inc. (REIT)	1,062	41,163
Prudential Financial, Inc. (Insurance)	1,652	139,412
Public Storage, Inc. (REIT)	354	55,787
PVH Corp. (Retail)	236	28,525
Qualcomm, Inc. (Semiconductors)	6,136	455,414
Quanta Services, Inc.* (Commercial Services)	236	7,356
Ralph Lauren Corp. (Apparel)	118	18,513
Range Resources Corp. (Oil & Gas)	590	50,852
Raytheon Co. (Aerospace/Defense)	590	56,091
Red Hat, Inc.* (Software)	708	40,002
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	236	68,107
Regions Financial Corp. (Banks)	2,478	25,201
Reynolds American, Inc. (Agriculture)	590	28,615
Robert Half International, Inc. (Commercial Services)	472	19,720
Rockwell Automation, Inc. (Machinery-Diversified)	472	54,204
Rockwell Collins, Inc. (Aerospace/Defense)	236	17,832
Roper Industries, Inc. (Machinery-Diversified)	236	32,389
Ross Stores, Inc. (Retail)	826	56,094
Safeway, Inc. (Food)	944	29,491
Salesforce.com, Inc.* (Software)	2,006	121,423
SanDisk Corp. (Computers)	826	57,448
Schlumberger, Ltd. (Oil & Gas Services)	4,720	413,331
Scripps Networks Interactive—Class A (Media)	354	25,672
Seagate Technology PLC (Computers)	1,180	62,375
Sealed Air Corp. (Packaging & Containers)	708	22,083
Sherwin-Williams Co. (Chemicals)	354	64,874
Sigma-Aldrich Corp. (Chemicals)	236	21,941
Simon Property Group, Inc. (REIT)	708	109,628
SLM Corp. (Diversified Financial Services)	1,534	34,914
Snap-on, Inc. (Machinery)	118	11,818
Southwest Airlines Co. (Airlines)	2,478	51,914
Southwestern Energy Co.* (Oil & Gas)	708	28,809
Spectra Energy Corp. (Pipelines)	1,180	42,421
St. Jude Medical, Inc. (Healthcare-Products)	1,062	64,495
Starbucks Corp. (Retail)	2,714	193,020
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	708	52,895
State Street Corp. (Banks)	826	55,301
Stericycle, Inc.* (Commercial Services)	354	41,440
Stryker Corp. (Healthcare-Products)	1,062	82,412
Symantec Corp. (Internet)	1,416	30,317
T. Rowe Price Group, Inc. (Diversified Financial Services)	944	74,047
TE Connectivity, Ltd. (Electronics)	826	46,678
Tenet Healthcare Corp.* (Healthcare-Services)	118	5,429
Teradata Corp.* (Computers)	354	14,556
Texas Instruments, Inc. (Semiconductors)	2,360	100,064
Textron, Inc. (Miscellaneous Manufacturing)	1,062	37,701
The Charles Schwab Corp. (Diversified Financial Services)	4,248	105,435
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	944	64,891
The Gap, Inc. (Retail)	590	22,467
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	944	22,335
The Hershey Co. (Food)	590	58,646
The Home Depot, Inc. (Retail)	3,304	253,911
The Interpublic Group of Cos., Inc. (Advertising)	1,534	25,035
The JM Smucker Co.—Class A (Food)	118	11,374
The Macerich Co. (REIT)	472	26,715
The Williams Cos., Inc. (Pipelines)	1,062	43,000
Thermo Fisher Scientific, Inc. (Electronics)	1,298	149,451
Tiffany & Co. (Retail)	354	29,449
Time Warner Cable, Inc. (Media)	1,062	141,533
Time Warner, Inc. (Media)	1,770	111,209
TJX Cos., Inc. (Retail)	2,596	148,907
Torchmark Corp. (Insurance)	354	26,603
Total System Services, Inc. (Commercial Services)	590	17,629
Tractor Supply Co. (Retail)	472	31,393
TripAdvisor, Inc.* (Internet)	354	27,325
Twenty-First Century Fox, Inc.—Class A (Media)	3,894	123,907
Tyco International, Ltd. (Electronics)	944	38,223
U.S. Bancorp (Banks)	3,540	140,644
Union Pacific Corp. (Transportation)	1,652	287,845
United Parcel Service, Inc.—Class B (Transportation)	2,596	247,217
United Technologies Corp. (Aerospace/Defense)	1,652	188,361
Urban Outfitters, Inc.* (Retail)	236	8,454
V.F. Corp. (Apparel)	1,416	82,765
Varian Medical Systems, Inc.* (Healthcare-Products)	236	19,189
Ventas, Inc. (REIT)	472	29,448
VeriSign, Inc.* (Internet)	472	27,730
Verizon Communications, Inc. (Telecommunications)	5,428	260,652
Vertex Pharmaceuticals, Inc.* (Biotechnology)	826	65,287
Viacom, Inc.—Class B (Media)	1,416	116,254

See accompanying notes to the financial statements.

54 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Visa, Inc.—Class A (Diversified Financial Services)	1,888	$406,732
Vornado Realty Trust (REIT)	354	32,508
Vulcan Materials Co. (Building Materials)	236	14,568
W.W. Grainger, Inc. (Distribution/Wholesale)	236	55,337
Walgreen Co. (Retail)	1,534	87,975
Walt Disney Co. (Media)	4,012	291,311
Waste Management, Inc. (Commercial Services)	826	34,510
Waters Corp.* (Electronics)	236	25,552
Western Digital Corp. (Computers)	708	61,008
Western Union Co. (Commercial Services)	1,298	19,989
Whole Foods Market, Inc. (Food)	826	43,167
Wyndham Worldwide Corp. (Lodging)	472	33,484
Wynn Resorts, Ltd. (Lodging)	236	51,311
Xilinx, Inc. (Semiconductors)	590	27,388
Xylem, Inc. (Machinery-Diversified)	354	11,809
Yahoo!, Inc.* (Internet)	3,422	123,260
YUM! Brands, Inc. (Retail)	944	63,390
Zimmer Holdings, Inc. (Healthcare-Products)	354	33,265
Zions Bancorp (Banks)	354	10,178
Zoetis, Inc. (Pharmaceuticals)	1,180	35,825
TOTAL COMMON STOCKS (Cost $25,316,753)		30,077,087
TOTAL INVESTMENT SECURITIES (Cost $25,316,753)—99.9%		30,077,087
Net other assets (liabilities)—0.1%		36,395
NET ASSETS—100.0%		$30,113,482

*	Non-income producing security

Large-Cap Growth ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Advertising	$93,550	0.3%
Aerospace/Defense	762,393	2.5%
Agriculture	483,668	1.6%
Airlines	145,826	0.5%
Apparel	346,152	1.1%
Auto Manufacturers	72,688	0.2%
Auto Parts & Equipment	209,717	0.7%
Automobiles	50,956	0.2%
Banks	638,799	2.1%
Beverages	756,909	2.5%
Biotechnology	1,507,192	5.0%
Building Materials	32,046	0.1%
Chemicals	957,166	3.2%
Commercial Services	760,037	2.5%
Computers	2,382,831	7.9%
Cosmetics/Personal Care	569,007	1.9%
Distribution/Wholesale	142,610	0.5%
Diversified Financial Services	1,465,446	4.9%
Electrical Components & Equipment	219,925	0.7%
Electronics	569,410	1.9%
Entertainment	8,514	NM
Food	389,386	1.3%
Healthcare-Products	733,721	2.4%
Healthcare-Services	120,491	0.4%
Home Builders	9,478	NM
Home Furnishings	24,409	0.1%
Household Products/Wares	111,171	0.4%
Housewares	18,231	0.1%
Insurance	354,031	1.2%
Internet	2,855,610	9.5%
Lodging	160,994	0.5%
Machinery	11,818	NM
Machinery-Diversified	192,477	0.6%
Media	1,678,686	5.6%
Metal Fabricate/Hardware	120,242	0.4%
Miscellaneous Manufacturing	784,791	2.6%
Office/Business Equipment	17,827	0.1%
Oil & Gas	808,820	2.7%
Oil & Gas Services	657,638	2.2%
Packaging & Containers	45,506	0.2%
Pharmaceuticals	2,200,189	7.3%
Pipelines	169,698	0.6%
Real Estate	18,790	0.1%
REIT	623,949	2.1%
Retail	1,629,532	5.4%
Savings & Loans	8,384	NM
Semiconductors	894,029	3.0%
Software	1,995,405	6.6%
Telecommunications	383,335	1.3%
Textiles	33,554	0.1%
Toys/Games/Hobbies	38,383	0.1%
Transportation	811,670	2.7%
Other**	36,395	0.1%
Total	$30,113,482	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 55

Common Stocks (99.8%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	2,691	$72,361
Abercrombie & Fitch Co.—Class A (Retail)	2,691	95,208
ADTRAN, Inc. (Telecommunications)	1,053	26,736
Advance Auto Parts, Inc. (Retail)	1,053	120,895
Advanced Micro Devices, Inc.* (Semiconductors)	11,349	38,927
Aecom Technology Corp.* (Engineering & Construction)	3,393	97,277
AGCO Corp. (Machinery-Diversified)	3,159	168,469
Albemarle Corp. (Chemicals)	1,521	97,618
Alexandria Real Estate Equities, Inc. (REIT)	2,457	172,309
Alleghany Corp.* (Insurance)	585	217,813
Alliant Energy Corp. (Electric)	3,861	200,618
Alliant Techsystems, Inc. (Aerospace/Defense)	585	84,065
Allscripts Healthcare Solutions, Inc.* (Software)	2,574	42,625
Alpha Natural Resources, Inc.* (Coal)	7,722	43,861
American Campus Communities, Inc. (REIT)	3,627	126,075
American Eagle Outfitters, Inc. (Retail)	5,850	79,151
American Financial Group, Inc. (Insurance)	2,457	134,938
ANN, Inc.* (Retail)	1,638	52,973
AOL, Inc.* (Internet)	2,691	124,001
Apollo Group, Inc.*—Class A (Commercial Services)	3,510	113,339
Apollo Investment Corp. (Investment Companies)	7,839	66,161
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,053	67,181
Aqua America, Inc. (Water)	3,159	75,658
Arrow Electronics, Inc.* (Distribution/ Wholesale)	3,510	180,343
Arthur J. Gallagher & Co. (Insurance)	1,989	91,951
Ascena Retail Group, Inc.* (Retail)	4,446	83,407
Ashland, Inc. (Chemicals)	2,457	228,035
Aspen Insurance Holdings, Ltd. (Insurance)	2,340	91,026
Astoria Financial Corp. (Savings & Loans)	2,925	38,727
Atmel Corp.* (Semiconductors)	8,424	70,425
Atmos Energy Corp. (Gas)	3,159	151,664
Atwood Oceanics, Inc.* (Oil & Gas)	1,989	94,279
Avnet, Inc. (Electronics)	4,797	197,013
Bank of Hawaii Corp. (Banks)	819	46,503
Big Lots, Inc.* (Retail)	1,989	53,285
Bill Barrett Corp.* (Oil & Gas)	936	26,217
BioMed Realty Trust, Inc. (REIT)	6,669	130,112
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	702	89,238
Black Hills Corp. (Electric)	1,521	83,396
Bob Evans Farms, Inc. (Retail)	468	23,517
BRE Properties, Inc.—Class A (REIT)	936	55,318
Brown & Brown, Inc. (Insurance)	1,989	62,634
Cabela’s, Inc.* (Retail)	819	54,758
Cabot Corp. (Chemicals)	2,106	102,499
Cadence Design Systems, Inc.* (Computers)	3,276	46,257
Camden Property Trust (REIT)	2,925	180,824
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,053	78,480
Carpenter Technology Corp. (Iron/Steel)	702	40,793
Chico’s FAS, Inc. (Retail)	3,042	50,497
Church & Dwight, Inc. (Household Products/ Wares)	2,223	143,561
Cimarex Energy Co. (Oil & Gas)	1,170	114,636
Cinemark Holdings, Inc. (Entertainment)	1,989	58,297
Clarcor, Inc. (Miscellaneous Manufacturing)	819	45,389
Clean Harbors, Inc.* (Environmental Control)	1,872	104,982
Cleco Corp. (Electric)	2,106	102,899
Commerce Bancshares, Inc. (Banks)	1,638	71,204
Commercial Metals Co. (Iron/Steel)	4,095	78,051
Community Health Systems, Inc.* (Healthcare-Services)	3,862	159,922
Compass Minerals International, Inc. (Mining)	702	55,191
Compuware Corp. (Software)	4,446	45,082
Convergys Corp. (Commercial Services)	3,510	71,499
Con-way, Inc. (Transportation)	1,053	40,509
Corporate Office Properties Trust (REIT)	3,042	75,594
Corrections Corp. of America (REIT)	3,978	133,541
Crane Co. (Miscellaneous Manufacturing)	819	51,728
CST Brands, Inc. (Retail)	2,574	82,188
Cullen/Frost Bankers, Inc. (Banks)	1,053	77,943
Cypress Semiconductor Corp. (Semiconductors)	2,808	28,192
Cytec Industries, Inc. (Chemicals)	702	63,159
Dean Foods Co.* (Food)	3,276	51,761
DeVry, Inc. (Commercial Services)	1,989	71,882
Dick’s Sporting Goods, Inc. (Retail)	3,510	184,275
Diebold, Inc. (Computers)	1,287	43,230
Domtar Corp. (Forest Products & Paper)	1,170	125,670
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,872	77,239
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,053	60,021
DST Systems, Inc. (Computers)	468	42,588
Duke Realty Corp. (REIT)	7,020	110,284
Eaton Vance Corp. (Diversified Financial Services)	1,638	62,359
Energen Corp. (Oil & Gas)	1,053	74,468
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,170	110,565
Equinix, Inc.* (Internet)	702	130,010
Equity One, Inc. (REIT)	1,287	29,163
Essex Property Trust, Inc. (REIT)	585	92,646
Esterline Technologies Corp.* (Aerospace/Defense)	1,053	108,406
Everest Re Group, Ltd. (Insurance)	1,638	237,117
Exelis, Inc. (Aerospace/Defense)	6,552	128,354
FactSet Research Systems, Inc. (Media)	468	49,500
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,446	56,731
Federal Realty Investment Trust (REIT)	1,053	114,777
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,638	44,046
Fidelity National Title Group, Inc.—Class A (Insurance)	9,477	298,906
First American Financial Corp. (Insurance)	3,627	94,012
First Horizon National Corp. (Banks)	8,190	96,315
First Niagara Financial Group, Inc. (Savings & Loans)	12,285	106,142
FirstMerit Corp. (Banks)	2,925	59,524
Flowers Foods, Inc. (Food)	1,872	39,218
Foot Locker, Inc. (Retail)	5,148	198,712
Fortinet, Inc.* (Computers)	2,925	62,010
FTI Consulting, Inc.* (Commercial Services)	585	21,686
Fulton Financial Corp. (Banks)	6,669	82,362
GATX Corp. (Trucking & Leasing)	1,638	94,840

See accompanying notes to the financial statements.

56 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
General Cable Corp. (Electrical Components & Equipment)	1,755	$50,070
Granite Construction, Inc. (Engineering & Construction)	1,287	42,844
Great Plains Energy, Inc. (Electric)	5,382	132,828
Greenhill & Co., Inc. (Diversified Financial Services)	468	24,313
Greif, Inc.—Class A (Packaging & Containers)	1,053	53,313
GUESS?, Inc. (Retail)	2,106	59,073
Hancock Holding Co. (Banks)	2,808	97,158
Hanover Insurance Group, Inc. (Insurance)	1,521	84,461
Harsco Corp. (Miscellaneous Manufacturing)	1,521	38,618
Hawaiian Electric Industries, Inc. (Electric)	3,510	91,330
HCC Insurance Holdings, Inc. (Insurance)	3,510	150,614
Health Net, Inc.* (Healthcare-Services)	2,808	92,355
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,393	69,183
Henry Schein, Inc.* (Healthcare-Products)	1,287	147,862
Herman Miller, Inc. (Office Furnishings)	702	19,677
Highwoods Properties, Inc. (REIT)	1,755	65,181
Hill-Rom Holdings, Inc. (Healthcare-Products)	936	33,949
Hillshire Brands Co. (Food)	4,329	154,199
HMS Holdings Corp.* (Commercial Services)	1,053	24,251
HollyFrontier Corp. (Oil & Gas)	6,903	319,608
Hologic, Inc.* (Healthcare-Products)	3,861	82,471
Home Properties, Inc. (REIT)	1,989	110,887
Hospitality Properties Trust (REIT)	5,148	132,304
HSN, Inc. (Retail)	1,170	64,081
Hubbell, Inc.—Class B (Electrical Components & Equipment)	819	95,602
Huntington Ingalls Industries, Inc. (Shipbuilding)	819	77,821
IDACORP, Inc. (Electric)	1,755	92,541
IDEXX Laboratories, Inc.* (Healthcare-Products)	702	80,211
Ingram Micro, Inc.*—Class A (Distribution/ Wholesale)	5,382	134,658
Ingredion, Inc. (Food)	2,691	167,648
Integrated Device Technology, Inc.* (Semiconductors)	1,755	16,936
InterDigital, Inc. (Telecommunications)	936	26,910
International Bancshares Corp. (Banks)	1,989	46,562
International Rectifier Corp.* (Semiconductors)	2,457	63,907
International Speedway Corp.—Class A (Entertainment)	936	31,422
Intersil Corp.—Class A (Semiconductors)	4,446	50,418
Intrepid Potash, Inc.* (Chemicals)	1,872	27,518
Itron, Inc.* (Electronics)	1,404	56,694
ITT Corp. (Miscellaneous Manufacturing)	1,872	76,658
J.C. Penney Co., Inc.* (Retail)	10,647	63,030
Janus Capital Group, Inc. (Diversified Financial Services)	5,148	56,577
JDS Uniphase Corp.* (Telecommunications)	2,925	38,873
JetBlue Airways Corp.* (Airlines)	7,605	66,620
John Wiley & Sons, Inc. (Media)	1,638	88,681
Jones Lang LaSalle, Inc. (Real Estate)	1,521	173,789
KB Home (Home Builders)	2,925	56,570
KBR, Inc. (Engineering & Construction)	5,148	161,133
Kemper Corp. (Insurance)	1,755	64,496
Kennametal, Inc. (Hand/Machine Tools)	1,638	70,991
Kilroy Realty Corp. (REIT)	1,521	80,309
Lamar Advertising Co.*—Class A (Advertising)	819	39,853
Lancaster Colony Corp. (Food)	351	30,509
Landstar System, Inc. (Transportation)	936	53,764
Leidos Holdings, Inc. (Commercial Services)	2,574	116,705
Lennox International, Inc. (Building Materials)	468	40,510
Lexmark International, Inc.—Class A (Computers)	2,106	82,534
Liberty Property Trust (REIT)	2,574	93,694
Life Time Fitness, Inc.* (Leisure Time)	1,404	57,789
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,638	86,830
Louisiana-Pacific Corp.* (Building Materials)	2,574	45,122
M.D.C. Holdings, Inc.* (Home Builders)	1,404	43,370
Mack-Cali Realty Corp. (REIT)	3,042	61,540
Mallinckrodt PLC* (Pharmaceuticals)	1,989	115,024
Manpower, Inc. (Commercial Services)	2,691	209,629
ManTech International Corp.—Class A (Software)	819	23,833
Martin Marietta Materials (Building Materials)	819	89,279
Matson, Inc. (Transportation)	1,521	36,398
Matthews International Corp.—Class A (Commercial Services)	585	24,874
MDU Resources Group, Inc. (Electric)	6,552	209,926
Mednax, Inc.* (Healthcare-Services)	1,170	65,099
Mercury General Corp. (Insurance)	1,287	58,983
Meredith Corp. (Media)	468	21,425
Micros Systems, Inc.* (Computers)	936	51,976
Mid-America Apartment Communities, Inc. (REIT)	1,521	98,165
Mine Safety Appliances Co. (Environmental Control)	468	23,578
Minerals Technologies, Inc. (Chemicals)	468	24,186
MSC Industrial Direct Co.—Class A (Retail)	819	68,812
Murphy USA, Inc.* (Oil & Gas)	1,521	58,924
National Fuel Gas Co. (Gas)	1,638	123,440
National Instruments Corp. (Electronics)	1,170	33,930
National Retail Properties, Inc. (REIT)	4,212	139,838
NCR Corp.* (Computers)	2,574	90,579
New York Community Bancorp (Savings & Loans)	15,327	248,145
NewMarket Corp. (Chemicals)	117	39,179
NVR, Inc.* (Home Builders)	117	134,948
Office Depot, Inc.* (Retail)	9,477	46,343
OGE Energy Corp. (Electric)	6,903	235,186
Olin Corp. (Chemicals)	2,808	72,194
Omnicare, Inc. (Pharmaceuticals)	2,223	138,848
ONE Gas, Inc.* (Pipelines)	1,755	59,881
Oshkosh Truck Corp. (Auto Manufacturers)	3,042	164,694
Owens & Minor, Inc. (Distribution/Wholesale)	2,223	77,005
Plantronics, Inc. (Telecommunications)	585	25,114
PNM Resources, Inc. (Electric)	2,808	69,217
Polycom, Inc.* (Telecommunications)	4,914	58,624
Post Holdings, Inc.* (Food)	1,170	62,630
Potlatch Corp. (REIT)	702	28,080
Primerica, Inc. (Insurance)	1,872	78,868
Prosperity Bancshares, Inc. (Banks)	819	51,237
Protective Life Corp. (Insurance)	2,691	131,886
Questar Corp. (Gas)	3,276	76,396
R.R. Donnelley & Sons Co. (Commercial Services)	2,457	45,381
Raymond James Financial Corp. (Diversified Financial Services)	4,329	220,388
Rayonier, Inc. (REIT)	2,574	113,925

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 57

Common Stocks, continued

	Shares	Value
Realty Income Corp. (REIT)	7,137	$291,046
Regal-Beloit Corp. (Hand/Machine Tools)	1,521	112,691
Regency Centers Corp. (REIT)	1,755	84,486
Reinsurance Group of America, Inc. (Insurance)	2,457	183,464
Reliance Steel & Aluminum Co. (Iron/Steel)	2,691	188,235
RenaissanceRe Holdings (Insurance)	1,170	106,131
Rent-A-Center, Inc. (Commercial Services)	1,872	46,688
ResMed, Inc. (Healthcare-Products)	1,755	76,536
RF Micro Devices, Inc.* (Telecommunications)	9,828	52,383
Riverbed Technology, Inc.* (Computers)	2,457	48,452
Rock-Tenn Co.—Class A (Packaging & Containers)	1,404	142,478
Rollins, Inc. (Commercial Services)	819	23,604
Rovi Corp.* (Semiconductors)	3,510	74,446
Royal Gold, Inc. (Mining)	2,223	124,355
RPM, Inc. (Chemicals)	2,106	83,545
Science Applications International Corp. (Commercial Services)	1,404	51,962
Semtech Corp.* (Semiconductors)	1,170	26,688
Senior Housing Properties Trust (REIT)	3,627	81,680
Sensient Technologies Corp. (Chemicals)	1,755	85,855
Service Corp. International (Commercial Services)	3,042	53,843
Signet Jewelers, Ltd. (Retail)	1,287	102,381
Silgan Holdings, Inc. (Packaging & Containers)	1,521	69,707
Silicon Laboratories, Inc.* (Semiconductors)	1,404	66,325
Sirona Dental Systems, Inc.* (Healthcare-Products)	819	58,919
Skyworks Solutions, Inc.* (Semiconductors)	2,340	70,785
SL Green Realty Corp. (REIT)	3,276	307,190
Solera Holdings, Inc. (Software)	819	54,734
Sonoco Products Co. (Packaging & Containers)	3,510	145,245
SPX Corp. (Miscellaneous Manufacturing)	1,521	151,447
StanCorp Financial Group, Inc. (Insurance)	1,521	97,724
Steel Dynamics, Inc. (Iron/Steel)	7,722	127,413
STERIS Corp. (Healthcare-Products)	819	37,584
SunEdison, Inc.* (Semiconductors)	2,691	37,432
Superior Energy Services, Inc.* (Oil & Gas Services)	5,499	129,997
Synopsys, Inc.* (Computers)	3,042	121,255
Taubman Centers, Inc. (REIT)	1,053	68,466
TCF Financial Corp. (Banks)	5,733	92,301
Tech Data Corp.* (Electronics)	1,287	69,395
Techne Corp. (Healthcare-Products)	468	42,527
Teleflex, Inc. (Healthcare-Products)	702	65,735
Telephone & Data Systems, Inc. (Telecommunications)	3,393	91,679
Teradyne, Inc.* (Semiconductors)	6,669	125,443
The Brink’s Co. (Commercial Services)	1,638	51,826
The Cheesecake Factory, Inc. (Retail)	585	26,056
The Cooper Cos., Inc. (Healthcare-Products)	702	87,245
The New York Times Co.—Class A (Media)	4,329	61,212
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	819	48,640
The Timken Co. (Metal Fabricate/Hardware)	2,808	158,174
The Valspar Corp. (Chemicals)	1,287	90,450
Thor Industries, Inc. (Home Builders)	819	42,072
Thoratec Corp.* (Healthcare-Products)	936	32,704
Tibco Software, Inc.* (Internet)	2,457	52,310
Tidewater, Inc. (Transportation)	1,755	90,997
Tootsie Roll Industries, Inc. (Food)	351	10,649
Triumph Group, Inc. (Aerospace/Defense)	1,755	120,077
Trustmark Corp. (Banks)	2,340	55,598
tw telecom, Inc.* (Telecommunications)	2,340	68,936
UDR, Inc. (REIT)	5,031	122,455
UGI Corp. (Gas)	3,978	172,605
Unit Corp.* (Oil & Gas)	1,521	76,004
United Natural Foods, Inc.* (Food)	1,755	118,586
Universal Corp. (Agriculture)	819	42,031
URS Corp. (Engineering & Construction)	2,574	129,215
UTI Worldwide, Inc. (Transportation)	3,159	49,470
Valley National Bancorp (Banks)	6,903	66,890
Valmont Industries, Inc. (Metal Fabricate/ Hardware)	468	68,506
VCA Antech, Inc.* (Pharmaceuticals)	1,521	48,581
Vectren Corp. (Gas)	2,808	102,548
VeriFone Systems, Inc.* (Software)	3,744	108,614
Vishay Intertechnology, Inc.* (Electronics)	4,680	63,554
W.R. Berkley Corp. (Insurance)	3,861	149,652
Waste Connections, Inc. (Environmental Control)	1,521	62,178
Watsco, Inc. (Distribution/Wholesale)	585	55,353
Webster Financial Corp. (Banks)	1,404	42,597
Weingarten Realty Investors (REIT)	2,106	61,053
WellCare Health Plans, Inc.* (Healthcare-Services)	1,521	99,032
Werner Enterprises, Inc. (Transportation)	1,638	42,686
Westamerica Bancorp (Banks)	468	23,100
Westar Energy, Inc. (Electric)	4,446	147,474
WGL Holdings, Inc. (Gas)	1,755	66,304
Whitewave Foods Co.* (Food)	2,808	67,982
Williams-Sonoma, Inc. (Retail)	1,170	63,788
Woodward, Inc. (Electronics)	1,170	50,135
World Fuel Services Corp. (Retail)	2,457	104,963
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	702	38,582
TOTAL COMMON STOCKS (Cost $22,739,115)		25,350,471

Repurchase Agreements(a) (0.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $84,000	$84,000	$84,000
TOTAL REPURCHASE AGREEMENTS (Cost $84,000)		84,000
TOTAL INVESTMENT SECURITIES (Cost $22,823,115)—100.1%		25,434,471
Net other assets (liabilities)—(0.1)%		(34,242)
NET ASSETS—100.0%		$25,400,229

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

58 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Mid-Cap Value ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Advertising	$39,853	0.2%
Aerospace/Defense	440,902	1.7%
Agriculture	42,031	0.2%
Airlines	66,620	0.3%
Auto Manufacturers	164,694	0.6%
Banks	909,294	3.6%
Biotechnology	89,238	0.4%
Building Materials	174,911	0.7%
Chemicals	914,237	3.6%
Coal	43,861	0.2%
Commercial Services	999,529	3.9%
Computers	588,881	2.3%
Distribution/Wholesale	447,359	1.8%
Diversified Financial Services	407,683	1.6%
Electric	1,365,415	5.4%
Electrical Components & Equipment	256,237	1.0%
Electronics	470,720	1.9%
Engineering & Construction	430,469	1.7%
Entertainment	89,719	0.4%
Environmental Control	190,738	0.8%
Food	703,183	2.8%
Forest Products & Paper	125,670	0.5%
Gas	692,957	2.7%
Hand/Machine Tools	183,682	0.7%
Healthcare-Products	745,743	2.9%
Healthcare-Services	503,238	2.0%
Home Builders	276,960	1.1%
Household Products/Wares	192,202	0.8%
Insurance	2,334,675	9.1%
Internet	306,321	1.2%
Investment Companies	66,161	0.3%
Iron/Steel	434,492	1.7%
Leisure Time	57,789	0.2%
Machinery-Diversified	207,051	0.8%
Media	220,819	0.9%
Metal Fabricate/Hardware	226,680	0.9%
Mining	179,546	0.7%
Miscellaneous Manufacturing	586,740	2.3%
Office Furnishings	19,677	0.1%
Oil & Gas	764,138	3.0%
Oil & Gas Services	259,201	1.0%
Packaging & Containers	410,743	1.6%
Pharmaceuticals	302,453	1.2%
Pipelines	59,881	0.2%
Real Estate	173,789	0.7%
REIT	3,160,941	12.3%
Retail	1,677,394	6.6%
Savings & Loans	393,014	1.5%
Semiconductors	726,655	2.9%
Shipbuilding	77,821	0.3%
Software	274,888	1.1%
Telecommunications	389,255	1.5%
Transportation	313,823	1.2%
Trucking & Leasing	94,840	0.4%
Water	75,658	0.3%
Other**	49,758	0.2%
Total	$25,400,229	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 59

Common Stocks (100.1%)

	Shares		Value
3D Systems Corp.* (Computers)	3,690		$286,824
ACI Worldwide, Inc.* (Software)	1,435		86,975
Acuity Brands, Inc. (Electrical Components & Equipment)	1,640		208,346
Acxiom Corp.* (Software)	3,075		110,577
ADTRAN, Inc. (Telecommunications)	1,025		26,025
Advance Auto Parts, Inc. (Retail)	1,640		188,288
Advanced Micro Devices, Inc.* (Semiconductors)	11,480		39,376
Advent Software, Inc. (Software)	1,640		53,890
Affiliated Managers Group, Inc.* (Diversified Financial Services)	2,050		408,442
Alaska Air Group, Inc. (Airlines)	2,665		210,722
Albemarle Corp. (Chemicals)	1,640		105,255
Alexander & Baldwin, Inc. (Real Estate)	1,640		64,140
Align Technology, Inc.* (Healthcare-Products)	2,870		170,535
Alliant Techsystems, Inc. (Aerospace/Defense)	615		88,376
Allscripts Healthcare Solutions, Inc.* (Software)	3,485		57,712
AMC Networks, Inc.*—Class A (Media)	2,255		145,312
ANSYS, Inc.* (Software)	3,690		289,776
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,435		91,553
Aqua America, Inc. (Water)	3,485		83,466
Arthur J. Gallagher & Co. (Insurance)	2,870		132,680
Associated Banc-Corp. (Banks)	6,355		104,667
Atmel Corp.* (Semiconductors)	7,175		59,983
Bally Technologies, Inc.* (Entertainment)	1,640		120,244
BancorpSouth, Inc. (Banks)	3,280		77,310
Bank of Hawaii Corp. (Banks)	820		46,560
BE Aerospace, Inc.* (Aerospace/Defense)	3,895		309,535
Bill Barrett Corp.* (Oil & Gas)	820		22,968
Bob Evans Farms, Inc. (Retail)	410		20,603
BRE Properties, Inc.—Class A (REIT)	2,050		121,155
Brinker International, Inc. (Retail)	2,665		128,879
Broadridge Financial Solutions, Inc. (Software)	4,715		171,107
Brown & Brown, Inc. (Insurance)	2,460		77,465
Brunswick Corp. (Leisure Time)	3,690		152,987
Cabela’s, Inc.* (Retail)	820		54,825
Cadence Design Systems, Inc.* (Computers)	7,585		107,100
CARBO Ceramics, Inc. (Oil & Gas Services)	820		94,398
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,230		91,672
Carpenter Technology Corp. (Iron/Steel)	1,230		71,475
Carter’s, Inc. (Apparel)	2,255		151,649
Cathay Bancorp, Inc. (Banks)	2,870		67,445
CBOE Holdings, Inc. (Diversified Financial Services)	3,485		181,290
Charles River Laboratories International, Inc.* (Biotechnology)	1,845		104,298
Chico’s FAS, Inc. (Retail)	2,665		44,239
Church & Dwight, Inc. (Household Products/Wares)	3,075		198,584
Ciena Corp.* (Telecommunications)	4,100		95,654
Cimarex Energy Co. (Oil & Gas)	2,255		220,944
Cinemark Holdings, Inc. (Entertainment)	1,845		54,077
City National Corp. (Banks)	1,845		133,486
Clarcor, Inc. (Miscellaneous Manufacturing)	1,025		56,806
Commerce Bancshares, Inc. (Banks)	1,435		62,379
Community Health Systems, Inc.* (Healthcare-Services)	—	†	4
CommVault Systems, Inc.* (Software)	1,845		127,434
Compass Minerals International, Inc. (Mining)	615		48,351
Compuware Corp. (Software)	3,485		35,338
Concur Technologies, Inc.* (Software)	1,845		223,872
Con-way, Inc. (Transportation)	1,025		39,432
Copart, Inc.* (Retail)	4,510		154,602
CoreLogic, Inc.* (Commercial Services)	3,690		117,527
Covance, Inc.* (Healthcare-Services)	2,255		213,233
Crane Co. (Miscellaneous Manufacturing)	1,025		64,739
Cree, Inc.* (Semiconductors)	4,715		284,881
Cubist Pharmaceuticals, Inc.* (Biotechnology)	2,870		209,768
Cullen/Frost Bankers, Inc. (Banks)	820		60,696
Cypress Semiconductor Corp. (Semiconductors)	2,255		22,640
Cytec Industries, Inc. (Chemicals)	615		55,332
Deckers Outdoor Corp.* (Apparel)	1,435		111,858
Deluxe Corp. (Commercial Services)	2,050		99,528
Diebold, Inc. (Computers)	1,025		34,430
Domino’s Pizza, Inc. (Retail)	2,255		159,226
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,280		135,333
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	2,870		96,834
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,845		105,165
Dril-Quip, Inc.* (Oil & Gas Services)	1,640		164,918
DST Systems, Inc. (Computers)	615		55,965
Duke Realty Corp. (REIT)	4,920		77,293
Eagle Materials, Inc. (Building Materials)	2,050		161,438
East West Bancorp, Inc. (Banks)	5,535		185,201
Eaton Vance Corp. (Diversified Financial Services)	3,075		117,065
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	4,510		297,120
Energen Corp. (Oil & Gas)	1,640		115,981
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,025		96,863
Equinix, Inc.* (Internet)	1,025		189,830
Equity One, Inc. (REIT)	1,025		23,227
Essex Property Trust, Inc. (REIT)	820		129,863
Extra Space Storage, Inc. (REIT)	4,305		196,565
FactSet Research Systems, Inc. (Media)	1,025		108,414
Fair Isaac Corp. (Software)	1,435		78,007
Federal Realty Investment Trust (REIT)	1,230		134,070
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,845		49,612
FirstMerit Corp. (Banks)	3,280		66,748
Flowers Foods, Inc. (Food)	4,715		98,779
Fortinet, Inc.* (Computers)	2,050		43,460
Fortune Brands Home & Security, Inc. (Building Materials)	6,560		295,594
FTI Consulting, Inc.* (Commercial Services)	820		30,397
Gartner Group, Inc.* (Commercial Services)	3,690		259,518
Genesee & Wyoming, Inc.*—Class A (Transportation)	2,050		185,197
Gentex Corp. (Electronics)	5,740		185,919
Global Payments, Inc. (Commercial Services)	2,870		189,678
Graco, Inc. (Machinery-Diversified)	2,460		170,945
Green Mountain Coffee Roasters, Inc.* (Beverages)	5,125		415,124
Greenhill & Co., Inc. (Diversified Financial Services)	615		31,949
Gulfport Energy Corp.* (Oil & Gas)	3,280		199,916
Hanesbrands, Inc. (Apparel)	3,895		277,090
Harsco Corp. (Miscellaneous Manufacturing)	1,435		36,435
Henry Schein, Inc.* (Healthcare-Products)	1,845		211,972
Herman Miller, Inc. (Office Furnishings)	1,435		40,223
Highwoods Properties, Inc. (REIT)	1,640		60,910

See accompanying notes to the financial statements.

60 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,230	$44,612
HMS Holdings Corp.* (Commercial Services)	2,255	51,933
HNI Corp. (Office Furnishings)	1,845	63,302
Hologic, Inc.* (Healthcare-Products)	6,355	135,743
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,230	143,578
Huntington Ingalls Industries, Inc. (Shipbuilding)	1,025	97,396
IDEX Corp. (Machinery-Diversified)	3,280	236,193
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,230	140,540
Informatica Corp.* (Software)	4,305	173,750
Integrated Device Technology, Inc.* (Semiconductors)	3,485	33,630
InterDigital, Inc. (Telecommunications)	615	17,681
ITT Corp. (Miscellaneous Manufacturing)	1,435	58,763
J.B. Hunt Transport Services, Inc. (Transportation)	3,690	276,934
Jack Henry & Associates, Inc. (Computers)	3,485	194,393
Jarden Corp.* (Household Products/Wares)	4,715	285,022
JDS Uniphase Corp.* (Telecommunications)	5,945	79,009
Kennametal, Inc. (Hand/Machine Tools)	1,230	53,308
Kilroy Realty Corp. (REIT)	1,435	75,768
Kirby Corp.* (Transportation)	2,255	225,026
Lamar Advertising Co.*—Class A (Advertising)	1,640	79,802
Lancaster Colony Corp. (Food)	410	35,637
Landstar System, Inc. (Transportation)	820	47,101
Lennox International, Inc. (Building Materials)	1,230	106,469
Liberty Property Trust (REIT)	2,870	104,468
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,280	226,976
LKQ Corp.* (Distribution/Wholesale)	11,890	321,862
Louisiana-Pacific Corp.* (Building Materials)	2,665	46,717
Martin Marietta Materials (Building Materials)	820	89,388
Masimo Corp.* (Healthcare-Products)	2,050	59,963
Matthews International Corp.—Class A (Commercial Services)	410	17,433
Mednax, Inc.* (Healthcare-Services)	2,665	148,281
Mentor Graphics Corp. (Computers)	3,895	81,016
Meredith Corp. (Media)	820	37,540
Mettler Toledo International, Inc.* (Electronics)	1,230	302,949
Micros Systems, Inc.* (Computers)	1,845	102,453
Mid-America Apartment Communities, Inc. (REIT)	1,230	79,384
Mine Safety Appliances Co. (Environmental Control)	615	30,984
Minerals Technologies, Inc. (Chemicals)	820	42,378
MSC Industrial Direct Co.—Class A (Retail)	1,025	86,121
MSCI, Inc.*—Class A (Software)	4,715	201,425
National Fuel Gas Co. (Gas)	1,435	108,141
National Instruments Corp. (Electronics)	2,460	71,340
NCR Corp.* (Computers)	3,690	129,851
NeuStar, Inc.*—Class A (Telecommunications)	2,460	83,369
NewMarket Corp. (Chemicals)	205	68,646
Nordson Corp. (Machinery-Diversified)	2,460	170,527
NVR, Inc.* (Home Builders)	205	236,450
Oceaneering International, Inc. (Oil & Gas Services)	4,305	293,387
Office Depot, Inc.* (Retail)	8,200	40,098
Oil States International, Inc.* (Oil & Gas Services)	2,255	211,857
Old Dominion Freight Line, Inc.* (Transportation)	2,665	144,550
Old Republic International Corp. (Insurance)	9,635	150,499
OMEGA Healthcare Investors, Inc. (REIT)	4,920	157,145
Omnicare, Inc. (Pharmaceuticals)	1,640	102,434
Packaging Corp. of America (Packaging & Containers)	3,895	251,617
Panera Bread Co.*—Class A (Retail)	1,025	173,297
Patterson-UTI Energy, Inc. (Oil & Gas)	5,740	147,461
Plantronics, Inc. (Telecommunications)	1,025	44,003
Polaris Industries, Inc. (Leisure Time)	2,460	307,992
Potlatch Corp. (REIT)	820	32,800
Prosperity Bancshares, Inc. (Banks)	1,230	76,949
PTC, Inc.* (Software)	4,715	168,231
Questar Corp. (Gas)	3,280	76,490
R.R. Donnelley & Sons Co. (Commercial Services)	4,510	83,300
Rackspace Hosting, Inc.* (Internet)	4,510	164,209
Rayonier, Inc. (REIT)	2,050	90,733
Regency Centers Corp. (REIT)	1,640	78,950
RenaissanceRe Holdings (Insurance)	410	37,191
ResMed, Inc. (Healthcare-Products)	3,690	160,921
Riverbed Technology, Inc.* (Computers)	3,690	72,767
Rock-Tenn Co.—Class A (Packaging & Containers)	1,230	124,820
Rollins, Inc. (Commercial Services)	1,640	47,265
Rosetta Resources, Inc.* (Oil & Gas)	2,460	104,821
RPM, Inc. (Chemicals)	2,870	113,853
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	2,460	239,456
Scientific Games Corp.*—Class A (Entertainment)	1,845	25,978
SEI Investments Co. (Commercial Services)	5,740	195,504
Semtech Corp.* (Semiconductors)	1,435	32,732
Senior Housing Properties Trust (REIT)	3,280	73,866
Service Corp. International (Commercial Services)	4,920	87,084
Signature Bank* (Banks)	1,845	225,200
Signet Jewelers, Ltd. (Retail)	1,640	130,462
Sirona Dental Systems, Inc.* (Healthcare-Products)	1,230	88,486
Skyworks Solutions, Inc.* (Semiconductors)	4,715	142,629
SM Energy Co. (Oil & Gas)	2,665	220,555
Smith Corp. (Miscellaneous Manufacturing)	3,075	145,202
Solarwinds, Inc.* (Software)	2,665	106,307
Solera Holdings, Inc. (Software)	1,845	123,301
Sotheby’s—Class A (Commercial Services)	2,665	127,707
STERIS Corp. (Healthcare-Products)	1,435	65,852
SunEdison, Inc.* (Semiconductors)	6,765	94,101
SUPERVALU, Inc.* (Food)	7,790	45,026
SVB Financial Group* (Banks)	1,845	207,064
Synopsys, Inc.* (Computers)	2,665	106,227
Synovus Financial Corp. (Banks)	38,540	129,109
Taubman Centers, Inc. (REIT)	1,230	79,975
Techne Corp. (Healthcare-Products)	820	74,513
Teleflex, Inc. (Healthcare-Products)	820	76,785
Tempur-Pedic International, Inc.* (Home Furnishings)	2,460	121,253
Terex Corp. (Machinery-Diversified)	4,510	184,910
The Cheesecake Factory, Inc. (Retail)	1,230	54,784
The Cooper Cos., Inc. (Healthcare-Products)	1,230	152,864
The Corporate Executive Board Co. (Commercial Services)	1,230	89,913
The Hain Celestial Group, Inc.* (Food)	1,845	169,538
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	820	48,700

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 61

Common Stocks, continued

	Shares	Value
The Valspar Corp. (Chemicals)	1,845	$129,667
The Wendy’s Co. (Retail)	11,070	100,405
Thor Industries, Inc. (Home Builders)	820	42,123
Thoratec Corp.* (Healthcare-Products)	1,230	42,976
Tibco Software, Inc.* (Internet)	3,280	69,831
Toll Brothers, Inc.* (Home Builders)	6,355	233,546
Tootsie Roll Industries, Inc. (Food)	410	12,439
Towers Watson & Co.—Class A (Commercial Services)	2,460	287,624
Trimble Navigation, Ltd.* (Electronics)	10,250	331,383
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,075	179,056
Tupperware Corp. (Household Products/Wares)	2,050	160,638
tw telecom, Inc.* (Telecommunications)	3,075	90,590
UDR, Inc. (REIT)	4,100	99,794
Under Armour, Inc.*—Class A (Apparel)	3,280	354,601
United Rentals, Inc.* (Commercial Services)	3,690	298,668
United Therapeutics Corp.* (Biotechnology)	1,845	189,334
Universal Health Services, Inc.—Class B (Healthcare-Services)	3,485	285,839
Valmont Industries, Inc. (Metal Fabricate/Hardware)	615	90,024
ValueClick, Inc.* (Internet)	2,460	52,890
VCA Antech, Inc.* (Pharmaceuticals)	1,845	58,929
Wabtec Corp. (Machinery-Diversified)	3,895	287,489
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	3,485	225,898
Washington Federal, Inc. (Savings & Loans)	4,100	89,708
Waste Connections, Inc. (Environmental Control)	3,280	134,086
Watsco, Inc. (Distribution/Wholesale)	410	38,794
Webster Financial Corp. (Banks)	2,050	62,197
Weingarten Realty Investors (REIT)	2,050	59,430
Westamerica Bancorp (Banks)	410	20,238
WEX, Inc.* (Commercial Services)	1,640	135,070
Whitewave Foods Co.* (Food)	3,690	89,335
Williams-Sonoma, Inc. (Retail)	2,255	122,943
Woodward, Inc. (Electronics)	1,025	43,921
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,050	83,107
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	1,230	67,601
TOTAL COMMON STOCKS (Cost $26,249,710)		30,629,712

Repurchase Agreements(a) (NM)

	Principal Amount
Repurchase Agreement with various counterparties, rate 0.01%, dated 1/31/14, due 2/3/14, total to be received $1,000	$1,000	$1,000
(Cost $1,000)		1,000
TOTAL INVESTMENT SECURITIES (Cost $26,250,710)—100.1%		30,630,712
Net other assets (liabilities)—(0.1)%		(37,851)
NET ASSETS—100.0%		$30,592,861

†	Number of shares is less than 0.50
*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

Mid-Cap Growth ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Advertising	$79,802	0.3%
Aerospace/Defense	397,911	1.3%
Airlines	210,722	0.7%
Apparel	895,198	2.9%
Banks	1,525,249	4.9%
Beverages	415,125	1.4%
Biotechnology	503,400	1.6%
Building Materials	699,606	2.3%
Chemicals	515,130	1.7%
Commercial Services	2,118,149	6.8%
Computers	1,214,486	4.0%
Distribution/Wholesale	360,657	1.2%
Diversified Financial Services	1,014,256	3.3%
Electrical Components & Equipment	448,786	1.5%
Electronics	935,511	3.1%
Entertainment	297,133	1.0%
Environmental Control	165,070	0.5%
Food	450,754	1.5%
Gas	184,631	0.6%
Hand/Machine Tools	280,284	0.9%
Healthcare-Products	1,425,763	4.7%
Healthcare-Services	647,357	2.1%
Home Builders	512,119	1.7%
Home Furnishings	121,253	0.4%
Household Products/Wares	692,943	2.3%
Insurance	397,835	1.3%
Internet	476,760	1.6%
Iron/Steel	71,475	0.2%
Leisure Time	460,979	1.5%
Machinery-Diversified	1,117,666	3.7%
Media	291,266	1.0%
Metal Fabricate/Hardware	173,131	0.6%
Mining	48,351	0.2%
Miscellaneous Manufacturing	859,559	2.8%
Office Furnishings	103,525	0.3%
Oil & Gas	1,032,647	3.4%
Oil & Gas Services	869,725	2.8%
Packaging & Containers	376,437	1.2%
Pharmaceuticals	697,939	2.3%
Real Estate	64,140	0.2%
REIT	1,675,395	5.4%
Retail	1,458,772	4.8%
Savings & Loans	89,708	0.3%
Semiconductors	709,972	2.3%
Shipbuilding	97,396	0.3%
Software	2,007,703	6.5%
Telecommunications	436,330	1.4%
Transportation	918,240	3.0%

See accompanying notes to the financial statements.

62 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

	Value	% of Net Assets
Water	$83,466	0.3%
Other**	(36,851)	(0.1)%
Total	$30,592,861	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 63

Common Stocks (100.0%)

	Shares	Value
A.M. Castle & Co.* (Metal Fabricate/Hardware)	6,028	$82,704
AAR Corp. (Aerospace/Defense)	14,248	379,709
Abaxis, Inc.* (Healthcare-Products)	3,836	146,420
ABM Industries, Inc. (Commercial Services)	18,632	496,728
Acadia Realty Trust (REIT)	13,152	334,718
Actuant Corp.—Class A (Miscellaneous Manufacturing)	16,988	581,329
Aegion Corp.* (Engineering & Construction)	13,700	281,124
Aeropostale, Inc.* (Retail)	28,496	200,897
Aerovironment, Inc.* (Aerospace/Defense)	4,384	130,731
Affymetrix, Inc.* (Healthcare-Products)	13,700	128,643
Agilysys, Inc.* (Computers)	2,192	28,715
Agree Realty Corp. (REIT)	5,480	156,673
AK Steel Holding Corp.* (Iron/Steel)	31,784	224,713
Albany International Corp.—Class A (Machinery-Diversified)	6,028	208,388
ALLETE, Inc. (Electric)	13,152	657,337
Alliance One International, Inc.* (Agriculture)	29,592	76,051
Almost Family, Inc.* (Healthcare-Services)	3,288	99,988
AMCOL International Corp. (Mining)	8,768	298,726
Amedisys, Inc.* (Healthcare-Services)	11,508	173,656
American Assets Trust, Inc. (REIT)	6,028	201,757
American Science & Engineering, Inc. (Electronics)	1,644	112,433
American States Water Co. (Water)	8,220	233,448
American Woodmark Corp.* (Home Furnishings)	2,192	76,961
Amerisafe, Inc. (Insurance)	2,192	90,683
AMN Healthcare Services, Inc.* (Commercial Services)	16,440	248,408
AmSurg Corp.* (Healthcare-Services)	3,836	160,153
Analogic Corp. (Electronics)	2,192	209,665
Anixter International, Inc. (Telecommunications)	9,864	865,269
Annie’s, Inc.* (Food)	3,288	131,914
Applied Industrial Technologies, Inc. (Machinery-Diversified)	15,344	775,486
Approach Resources, Inc.* (Oil & Gas)	12,604	253,214
Arch Coal, Inc. (Coal)	76,172	322,969
Arkansas Best Corp. (Transportation)	4,384	150,327
ArQule, Inc.* (Biotechnology)	8,768	20,079
ARRIS Group, Inc.* (Telecommunications)	13,700	354,830
Associated Estates Realty Corp. (REIT)	13,700	218,789
Astec Industries, Inc. (Machinery-Construction & Mining)	6,576	244,627
Atlantic Tele-Network, Inc. (Telecommunications)	3,836	223,447
Atlas Air Worldwide Holdings, Inc.* (Transportation)	8,768	309,773
ATMI, Inc.* (Semiconductors)	6,576	182,024
Avid Technology, Inc.* (Software)	10,960	76,062
Avista Corp. (Electric)	21,372	616,155
B&G Foods, Inc.—Class A (Food)	9,864	323,243
Badger Meter, Inc. (Electronics)	2,740	139,576
Bank Mutual Corp. (Savings & Loans)	6,028	41,232
Banner Corp. (Banks)	7,124	262,376
Barnes & Noble, Inc.* (Retail)	13,152	177,289
Barnes Group, Inc. (Miscellaneous Manufacturing)	7,124	266,723
Basic Energy Services, Inc.* (Oil & Gas Services)	4,384	75,098
Bel Fuse, Inc.—Class B (Electronics)	3,836	73,536
Benchmark Electronics, Inc.* (Electronics)	19,180	435,961
Big 5 Sporting Goods Corp. (Retail)	6,576	112,844
Biglari Holdings, Inc.* (Retail)	548	239,454
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	4,932	132,621
BJ’s Restaurants, Inc.* (Retail)	8,768	248,660
Black Box Corp. (Telecommunications)	5,480	150,207
Blue Nile, Inc.* (Internet)	2,192	94,388
Blyth, Inc. (Household Products/Wares)	3,288	30,841
Boise Cascade Co.* (Building Materials)	11,508	350,879
Bottomline Technologies, Inc.* (Software)	6,576	227,661
Boyd Gaming Corp.* (Lodging)	13,700	144,672
Brady Corp.—Class A (Electronics)	10,960	299,866
Briggs & Stratton Corp. (Machinery-Diversified)	16,988	357,937
Bristow Group, Inc. (Transportation)	7,672	550,773
Brookline Bancorp, Inc. (Savings & Loans)	25,208	224,351
Brooks Automation, Inc. (Semiconductors)	24,112	244,737
Brown Shoe Co., Inc. (Retail)	14,796	350,369
Cabot Microelectronics Corp.* (Semiconductors)	4,932	198,858
CACI International, Inc.*—Class A (Computers)	8,220	608,445
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	7,124	81,712
Calavo Growers, Inc. (Food)	2,740	83,241
Calgon Carbon Corp.* (Environmental Control)	8,768	178,078
Callaway Golf Co. (Leisure Time)	26,852	219,381
Cal-Maine Foods, Inc. (Food)	5,480	276,082
Capstead Mortgage Corp. (REIT)	34,524	435,693
Cardinal Financial Corp. (Banks)	6,576	112,121
Career Education Corp.* (Commercial Services)	20,824	113,283
Casey’s General Stores, Inc. (Retail)	6,576	451,574
Cash America International, Inc. (Retail)	9,864	362,305
Cbeyond, Inc.* (Telecommunications)	9,864	71,613
CDI Corp. (Commercial Services)	4,932	84,436
CEC Entertainment, Inc. (Retail)	3,288	177,420
Cedar Realty Trust, Inc. (REIT)	22,468	141,773
Centene Corp.* (Healthcare-Services)	19,728	1,195,517
Central Garden & Pet Co.*—Class A (Household Products/Wares)	14,796	92,327
Century Aluminum Co.* (Mining)	18,632	217,435
CEVA, Inc.* (Semiconductors)	5,480	95,297
Checkpoint Systems, Inc.* (Electronics)	14,796	197,379
Chemed Corp. (Commercial Services)	6,576	518,979
Christopher & Banks Corp.* (Retail)	13,152	93,905
CIBER, Inc.* (Computers)	24,112	93,555
Cincinnati Bell, Inc.* (Telecommunications)	75,076	259,763
Cirrus Logic, Inc.* (Semiconductors)	13,700	239,887
City Holding Co. (Banks)	2,740	122,259
Clearwater Paper Corp.* (Forest Products & Paper)	7,672	436,920
Cloud Peak Energy, Inc.* (Coal)	21,920	410,562
Coherent, Inc.* (Electronics)	3,836	256,398
Cohu, Inc. (Semiconductors)	8,220	85,159
Columbia Banking System, Inc. (Banks)	5,480	143,083
Comfort Systems USA, Inc. (Building Materials)	6,028	102,717
Community Bank System, Inc. (Banks)	8,220	292,632

See accompanying notes to the financial statements.

64 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Computer Programs & Systems, Inc. (Software)	1,644	$109,852
Comstock Resources, Inc. (Oil & Gas)	15,892	272,548
Comtech Telecommunications Corp. (Telecommunications)	6,028	183,372
CONMED Corp. (Healthcare-Products)	9,864	413,795
Consolidated Graphics, Inc.* (Commercial Services)	2,740	177,662
Contango Oil & Gas Co.* (Oil & Gas)	5,480	229,941
Cousins Properties, Inc. (REIT)	63,568	683,356
Cracker Barrel Old Country Store, Inc. (Retail)	3,836	379,802
Crocs, Inc.* (Apparel)	31,784	487,884
Cross Country Healthcare, Inc.* (Commercial Services)	9,864	106,531
CSG Systems International, Inc. (Software)	4,384	131,345
CTS Corp. (Electronics)	4,932	92,179
Cubic Corp. (Aerospace/Defense)	7,672	379,994
Curtiss-Wright Corp. (Aerospace/Defense)	16,988	1,043,403
CVB Financial Corp. (Banks)	16,988	253,461
Cynosure, Inc.*—Class A (Healthcare-Products)	2,192	58,811
Darling International, Inc.* (Environmental Control)	19,728	385,880
Deltic Timber Corp. (Forest Products & Paper)	2,192	140,968
Diamond Foods, Inc.* (Food)	3,836	101,117
DiamondRock Hospitality Co. (REIT)	35,072	406,134
Dice Holdings, Inc.* (Internet)	5,480	38,360
Digi International, Inc.* (Software)	9,316	95,955
Digital Generation, Inc.* (Media)	7,672	103,572
Digital River, Inc.* (Software)	6,028	105,972
Dime Community Bancshares, Inc. (Savings & Loans)	10,412	170,132
DineEquity, Inc. (Retail)	3,288	255,839
Diodes, Inc.* (Semiconductors)	13,152	301,312
DSP Group, Inc.* (Semiconductors)	4,384	39,281
DTS, Inc.* (Home Furnishings)	3,288	68,160
EastGroup Properties, Inc. (REIT)	6,028	357,702
Ebix, Inc. (Software)	11,508	156,279
El Paso Electric Co. (Electric)	14,796	539,018
Electro Scientific Industries, Inc. (Electronics)	6,576	71,284
EMCOR Group, Inc. (Engineering & Construction)	24,112	1,025,001
Emergent Biosolutions, Inc.* (Biotechnology)	6,576	157,364
Encore Wire Corp. (Electrical Components & Equipment)	2,192	111,989
Engility Holdings, Inc.* (Engineering & Construction)	6,028	230,933
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	4,932	357,767
Entropic Communications, Inc.* (Semiconductors)	21,372	89,121
EPIQ Systems, Inc. (Software)	3,288	47,216
EPR Properties (REIT)	18,632	951,722
ESCO Technologies, Inc. (Electronics)	9,316	325,128
Ethan Allen Interiors, Inc. (Home Furnishings)	9,316	235,135
Exar Corp.* (Semiconductors)	8,220	90,502
ExlService Holdings, Inc.* (Commercial Services)	6,028	151,604
Exponent, Inc. (Engineering & Construction)	1,644	118,730
Exterran Holdings, Inc.* (Oil & Gas Services)	21,372	742,462
EZCORP, Inc.*—Class A (Retail)	19,728	216,613
F.N.B. Corp. (Banks)	56,992	674,785
First Bancorp* (Banks)	24,112	117,908
First Commonwealth Financial Corp. (Banks)	15,344	125,974
First Financial Bancorp (Banks)	20,824	345,262
Forest Oil Corp.* (Oil & Gas)	25,756	78,556
Forrester Research, Inc. (Commercial Services)	2,192	82,288
Forward Air Corp. (Transportation)	5,480	244,079
Franklin Electric Co., Inc. (Hand/Machine Tools)	4,932	196,491
Franklin Street Properties Corp. (REIT)	31,236	374,520
Fred’s, Inc.—Class A (Retail)	12,056	210,739
FTD Cos., Inc.* (Internet)	6,576	203,856
FutureFuel Corp. (Energy-Alternate Sources)	3,288	53,792
FXCM, Inc. (Diversified Financial Services)	13,152	225,425
G & K Services, Inc.—Class A (Textiles)	3,836	214,394
General Communication, Inc.*—Class A (Telecommunications)	4,932	47,988
Genesco, Inc.* (Retail)	8,768	615,690
Gentiva Health Services, Inc.* (Healthcare-Services)	6,576	74,703
Getty Realty Corp. (REIT)	9,864	187,416
Gibraltar Industries, Inc.* (Building Materials)	10,412	185,958
G-III Apparel Group, Ltd.* (Apparel)	2,740	191,718
Glatfelter (Forest Products & Paper)	15,344	475,510
Globe Specialty Metals, Inc. (Mining)	12,604	220,318
Government Properties Income Trust (REIT)	19,728	487,282
Greatbatch, Inc.* (Healthcare-Products)	3,288	139,773
Green Dot Corp.*—Class A (Commercial Services)	4,384	98,728
Green Plains Renewable Energy (Energy-Alternate Sources)	8,220	183,142
Griffon Corp. (Building Materials)	15,892	199,604
Group 1 Automotive, Inc. (Retail)	7,672	468,990
GT Advanced Technologies, Inc.* (Semiconductors)	20,824	213,863
Gulf Island Fabrication, Inc. (Oil & Gas Services)	4,384	88,820
Haemonetics Corp.* (Healthcare-Products)	10,960	415,274
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	7,124	240,862
Hanmi Financial Corp. (Banks)	11,508	248,228
Harte-Hanks, Inc. (Advertising)	15,892	108,860
Haverty Furniture Cos., Inc. (Retail)	3,836	106,718
Hawkins, Inc. (Chemicals)	3,288	115,770
Haynes International, Inc. (Metal Fabricate/Hardware)	4,384	224,198
Headwaters, Inc.* (Building Materials)	12,604	140,156
Healthcare Realty Trust, Inc. (REIT)	34,524	791,291
Healthcare Services Group, Inc. (Commercial Services)	10,960	297,345
Healthways, Inc.* (Healthcare-Services)	12,604	192,967
Heartland Express, Inc. (Transportation)	8,768	184,654
Heartland Payment Systems, Inc. (Commercial Services)	6,028	259,866
Heidrick & Struggles International, Inc. (Commercial Services)	6,028	100,547
Helen of Troy, Ltd.* (Household Products/Wares)	4,384	241,296
Hibbett Sports, Inc.* (Retail)	4,384	263,084
Higher One Holdings, Inc.* (Diversified Financial Services)	7,672	59,535
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	1,644	71,119

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 65

Common Stocks, continued

	Shares	Value
Hittite Microwave Corp.* (Semiconductors)	6,576	$377,134
Horace Mann Educators Corp. (Insurance)	14,248	397,519
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	11,508	491,507
Hub Group, Inc.*—Class A (Transportation)	12,604	522,437
ICU Medical, Inc.* (Healthcare-Products)	4,932	318,163
II-VI, Inc.* (Electronics)	19,728	301,247
Impax Laboratories, Inc.* (Pharmaceuticals)	23,016	532,591
Independent Bank Corp. (Banks)	8,220	297,235
Infinity Property & Casualty Corp. (Insurance)	4,384	309,510
Inland Real Estate Corp. (REIT)	9,316	98,191
Innophos Holdings, Inc. (Chemicals)	7,672	358,052
Insight Enterprises, Inc.* (Computers)	15,344	323,758
Insperity, Inc. (Commercial Services)	8,220	271,424
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	4,932	229,141
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	18,084	383,381
Interface, Inc. (Office Furnishings)	12,604	264,054
Interval Leisure Group, Inc. (Leisure Time)	6,576	173,606
Intevac, Inc.* (Machinery-Diversified)	5,480	40,662
Invacare Corp. (Healthcare-Products)	10,412	210,114
Investment Technology Group, Inc.* (Diversified Financial Services)	4,932	81,378
ION Geophysical Corp.* (Oil & Gas Services)	26,304	79,701
iRobot Corp.* (Home Furnishings)	4,384	154,931
ITT Educational Services, Inc.* (Commercial Services)	3,288	96,667
Ixia* (Telecommunications)	9,864	126,161
J & J Snack Foods Corp. (Food)	2,740	241,394
Jack in the Box, Inc.* (Retail)	7,124	360,261
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	6,028	34,721
John Bean Technologies Corp. (Miscellaneous Manufacturing)	4,384	135,334
Jos. A. Bank Clothiers, Inc.* (Retail)	6,576	369,703
Kaiser Aluminum Corp. (Mining)	6,576	459,071
Kaman Corp.—Class A (Aerospace/Defense)	9,864	382,329
Kelly Services, Inc.—Class A (Commercial Services)	9,864	236,539
Kindred Healthcare, Inc. (Healthcare-Services)	19,728	373,648
Kite Realty Group Trust (REIT)	47,128	303,976
Knight Transportation, Inc. (Transportation)	13,152	280,795
Kopin Corp.* (Semiconductors)	14,248	54,712
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	7,124	281,398
Korn/Ferry International* (Commercial Services)	17,536	411,395
Kraton Performance Polymers, Inc.* (Chemicals)	11,508	287,815
Kulicke & Soffa Industries, Inc.* (Semiconductors)	27,400	318,936
Laclede Group, Inc. (Gas)	10,960	502,954
Landauer, Inc. (Commercial Services)	1,644	75,903
LaSalle Hotel Properties (REIT)	19,180	589,977
Lexington Realty Trust (REIT)	48,772	527,225
LHC Group, Inc.* (Healthcare-Services)	4,384	100,569
Lindsay Manufacturing Co. (Machinery-Diversified)	2,192	186,320
Liquidity Services, Inc.* (Internet)	9,316	221,441
Littelfuse, Inc. (Electrical Components & Equipment)	3,836	343,322
Live Nation, Inc.* (Commercial Services)	22,468	477,894
LivePerson, Inc.* (Computers)	9,864	136,419
LSB Industries, Inc.* (Miscellaneous Manufacturing)	7,124	235,876
LTC Properties, Inc. (REIT)	7,672	291,152
Luminex Corp.* (Healthcare-Products)	6,576	120,144
Lydall, Inc.* (Miscellaneous Manufacturing)	2,740	48,416
M/I Schottenstein Homes, Inc.* (Home Builders)	8,768	215,605
Magellan Health Services, Inc.* (Healthcare-Services)	9,864	590,163
Marcus Corp. (Lodging)	6,576	85,883
Marriott Vacations Worldwide Corp.* (Entertainment)	10,960	524,765
Materion Corp. (Mining)	7,672	203,845
Meadowbrook Insurance Group, Inc. (Insurance)	16,440	99,626
Medical Properties Trust, Inc. (REIT)	19,180	254,519
Medifast, Inc.* (Commercial Services)	4,384	116,308
Mercury Computer Systems, Inc.* (Computers)	12,056	128,999
Meridian Bioscience, Inc. (Healthcare-Products)	7,124	162,285
Merit Medical Systems, Inc.* (Healthcare-Products)	14,796	212,619
Meritage Homes Corp.* (Home Builders)	12,056	585,560
Micrel, Inc. (Semiconductors)	16,440	164,071
Microsemi Corp.* (Semiconductors)	13,700	321,128
MKS Instruments, Inc. (Semiconductors)	19,180	577,894
Molina Healthcare, Inc.* (Healthcare-Services)	10,412	374,832
Momenta Pharmaceuticals, Inc.* (Biotechnology)	8,768	156,947
Monolithic Power Systems, Inc.* (Semiconductors)	6,028	197,055
Monro Muffler Brake, Inc. (Commercial Services)	3,836	212,936
Monster Worldwide, Inc.* (Commercial Services)	37,812	231,409
Moog, Inc.*—Class A (Aerospace/Defense)	6,576	394,955
Mueller Industries, Inc. (Metal Fabricate/Hardware)	10,412	648,043
Myers Industries, Inc. (Miscellaneous Manufacturing)	5,480	104,942
Nanometrics, Inc.* (Semiconductors)	4,932	83,548
National Penn Bancshares, Inc. (Banks)	24,660	255,971
National Presto Industries, Inc.* (Aerospace/Defense)	1,644	125,092
Navigant Consulting Co.* (Commercial Services)	7,124	125,169
NBT Bancorp, Inc. (Banks)	15,344	368,870
Neenah Paper, Inc. (Forest Products & Paper)	6,028	261,856
NETGEAR, Inc.* (Telecommunications)	13,700	437,167
NetScout Systems, Inc.* (Computers)	7,124	251,620
New Jersey Resources Corp. (Gas)	15,344	699,686
Newport Corp.* (Electronics)	8,220	149,111
Northwest Bancshares, Inc. (Savings & Loans)	33,976	477,702
Northwest Natural Gas Co. (Gas)	9,864	409,948
NorthWestern Corp. (Electric)	13,700	619,377
NTELOS Holdings Corp. (Telecommunications)	3,288	53,956
Nutrisystem, Inc. (Food)	4,932	70,133
Old National Bancorp (Banks)	16,440	230,160
Olympic Steel, Inc. (Metal Fabricate/Hardware)	3,288	91,045
OM Group, Inc.* (Chemicals)	11,508	372,169

See accompanying notes to the financial statements.

66 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Oplink Communications, Inc.* (Telecommunications)	6,576	$111,332
Orbital Sciences Corp.* (Aerospace/Defense)	12,056	294,769
Orion Marine Group, Inc.* (Engineering & Construction)	9,864	110,477
OSI Systems, Inc.* (Electronics)	3,836	222,219
Outerwall, Inc.* (Diversified Financial Services)	3,288	211,451
Oxford Industries, Inc. (Apparel)	2,192	165,430
PAREXEL International Corp.* (Commercial Services)	8,768	427,966
Park Electrochemical Corp. (Electronics)	7,672	231,464
Parkway Properties, Inc. (REIT)	13,152	233,316
PC-Tel, Inc. (Internet)	2,740	22,495
PDC Energy, Inc.* (Oil & Gas)	6,576	327,879
Penn Virginia Corp.* (Oil & Gas)	9,316	111,699
Pennsylvania REIT (REIT)	24,660	459,909
Pericom Semiconductor Corp.* (Semiconductors)	7,672	63,524
Perry Ellis International, Inc.* (Apparel)	4,384	68,697
PetMed Express, Inc. (Retail)	4,384	58,000
PetroQuest Energy, Inc.* (Oil & Gas)	14,248	54,997
PharMerica Corp.* (Pharmaceuticals)	10,412	253,428
Piedmont Natural Gas Co., Inc. (Gas)	27,400	904,748
Pioneer Energy Services Corp.* (Oil & Gas Services)	22,468	188,282
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	5,480	215,254
Plexus Corp.* (Electronics)	12,056	471,391
PolyOne Corp. (Chemicals)	14,796	526,145
Pool Corp. (Distribution/Wholesale)	7,672	415,669
Post Properties, Inc. (REIT)	12,604	591,506
Powell Industries, Inc. (Electrical Components & Equipment)	1,644	100,958
Power Integrations, Inc. (Semiconductors)	4,384	259,664
ProAssurance Corp. (Insurance)	22,468	1,043,863
Procera Networks, Inc.* (Telecommunications)	4,384	50,679
Progress Software Corp.* (Software)	10,412	251,658
Prospect Capital Corp. (Investment Companies)	102,476	1,113,914
Provident Financial Services, Inc. (Savings & Loans)	19,180	332,197
PS Business Parks, Inc. (REIT)	3,288	258,338
QLogic Corp.* (Semiconductors)	31,236	361,401
Quaker Chemical Corp. (Chemicals)	2,192	151,489
Quality Systems, Inc. (Software)	7,672	141,242
Quanex Building Products Corp. (Building Materials)	13,152	249,230
Quiksilver, Inc.* (Apparel)	46,032	324,526
QuinStreet, Inc.* (Internet)	7,124	58,915
Regis Corp. (Retail)	15,892	195,948
Resources Connection, Inc. (Commercial Services)	14,248	192,063
RLI Corp. (Insurance)	6,576	273,956
Roadrunner Transportation Systems, Inc.* (Transportation)	3,288	86,310
Rofin-Sinar Technologies, Inc.* (Electronics)	9,864	227,858
Rogers Corp.* (Electronics)	3,288	199,582
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	4,384	136,430
Rubicon Technology, Inc.* (Semiconductors)	6,576	72,139
Ruby Tuesday, Inc.* (Retail)	20,824	116,614
Rudolph Technologies, Inc.* (Semiconductors)	12,056	132,495
S&T Bancorp, Inc. (Banks)	10,960	256,354
Safety Insurance Group, Inc. (Insurance)	4,384	237,087
Sanderson Farms, Inc. (Food)	7,124	529,669
Sanmina Corp.* (Electronics)	30,140	503,941
Saul Centers, Inc. (REIT)	2,192	102,147
ScanSource, Inc.* (Distribution/Wholesale)	9,864	370,295
Scholastic Corp. (Media)	9,316	307,335
Schulman (A.), Inc. (Chemicals)	10,412	353,696
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	6,576	303,351
SEACOR Holdings, Inc.* (Oil & Gas Services)	6,576	553,568
Select Comfort Corp.* (Home Furnishings)	13,152	215,298
Selective Insurance Group, Inc. (Insurance)	20,276	476,892
Seneca Foods Corp.*—Class A (Food)	2,740	79,652
Sigma Designs, Inc.* (Semiconductors)	10,960	51,402
Simmons First National Corp.—Class A (Banks)	6,028	208,147
Simpson Manufacturing Co., Inc. (Building Materials)	9,316	303,702
Skechers U.S.A., Inc.*—Class A (Apparel)	14,248	411,625
SkyWest, Inc. (Airlines)	18,632	242,402
Snyders-Lance, Inc. (Food)	17,536	468,387
Sonic Automotive, Inc.—Class A (Retail)	12,056	270,416
South Jersey Industries, Inc. (Gas)	11,508	613,837
Southwest Gas Corp. (Gas)	16,440	883,321
Sovran Self Storage, Inc. (REIT)	6,576	446,576
Spartan Motors, Inc. (Auto Parts & Equipment)	12,056	69,322
Spartan Stores, Inc. (Food)	13,152	297,104
Stage Stores, Inc. (Retail)	11,508	225,557
Standard Motor Products, Inc. (Auto Parts & Equipment)	3,836	125,476
Standard Pacific Corp.* (Home Builders)	53,704	472,595
Standex International Corp. (Miscellaneous Manufacturing)	4,384	249,362
Stein Mart, Inc. (Retail)	9,864	122,116
Stepan Co. (Chemicals)	6,576	416,853
Sterling Bancorp (Savings & Loans)	28,496	359,050
Stewart Information Services Corp. (Insurance)	7,672	249,417
Stifel Financial Corp.* (Diversified Financial Services)	9,864	445,361
Stillwater Mining Co.* (Mining)	26,852	336,724
Strayer Education, Inc.* (Commercial Services)	3,836	134,107
SunCoke Energy, Inc.* (Coal)	13,152	291,711
Super Micro Computer, Inc.* (Computers)	11,508	236,604
Superior Industries International, Inc. (Auto Parts & Equipment)	8,220	149,686
Supertex, Inc.* (Semiconductors)	3,836	102,421
Susquehanna Bancshares, Inc. (Banks)	67,404	729,985
Swift Energy Co.* (Oil & Gas)	15,892	196,743
SWS Group, Inc.* (Diversified Financial Services)	10,412	79,964
Sykes Enterprises, Inc.* (Computers)	6,576	137,833
Symmetry Medical, Inc.* (Healthcare-Products)	13,152	127,837
SYNNEX Corp.* (Software)	9,316	523,093
Take-Two Interactive Software, Inc.* (Software)	21,372	409,915
Tanger Factory Outlet Centers, Inc. (REIT)	16,988	567,059
Tangoe, Inc.* (Software)	7,124	129,871
Taylor Capital Group, Inc.* (Banks)	2,192	48,947
Teledyne Technologies, Inc.* (Aerospace/Defense)	6,028	553,792
TeleTech Holdings, Inc.* (Commercial Services)	3,836	83,702
Tennant Co. (Machinery-Diversified)	2,192	140,573
Tessera Technologies, Inc. (Semiconductors)	10,412	206,678

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 67

Common Stocks, continued

	Shares	Value
TETRA Tech, Inc.* (Environmental Control)	23,016	$679,202
TETRA Technologies, Inc.* (Oil & Gas Services)	28,496	294,079
Texas Industries, Inc.* (Building Materials)	4,384	329,765
The Andersons, Inc. (Agriculture)	2,740	226,708
The Buckle, Inc. (Retail)	6,028	267,161
The Cato Corp.—Class A (Retail)	9,864	275,797
The Children’s Place Retail Stores, Inc.* (Retail)	8,220	432,947
The Ensign Group, Inc. (Healthcare-Services)	2,192	91,889
The Finish Line, Inc.—Class A (Retail)	17,536	449,799
The Geo Group, Inc. (REIT)	25,756	862,311
The Men’s Wearhouse, Inc. (Retail)	8,220	394,889
The Navigators Group, Inc.* (Insurance)	3,836	228,741
The Pep Boys - Manny, Moe & Jack* (Retail)	19,180	229,009
The Ryland Group, Inc. (Home Builders)	6,576	293,553
Titan International, Inc. (Auto Parts & Equipment)	19,180	321,457
Tompkins Financial Corp. (Banks)	4,384	205,610
Toro Co. (Housewares)	8,220	520,819
Tower Group International, Ltd. (Insurance)	14,248	35,620
Tredegar Corp. (Miscellaneous Manufacturing)	9,316	230,944
TreeHouse Foods, Inc.* (Food)	13,152	865,927
TriQuint Semiconductor, Inc.* (Semiconductors)	57,540	477,582
TrueBlue, Inc.* (Commercial Services)	4,932	120,982
TrustCo Bank Corp. (Banks)	21,372	139,559
TTM Technologies, Inc.* (Electronics)	19,728	158,021
Tuesday Morning Corp.* (Retail)	7,672	100,810
UIL Holdings Corp. (Electric)	20,276	784,073
Ultratech Stepper, Inc.* (Semiconductors)	6,576	166,373
UMB Financial Corp. (Banks)	7,124	422,382
UniFirst Corp. (Textiles)	3,288	347,870
United Bankshares, Inc. (Banks)	22,468	671,569
United Fire Group, Inc. (Insurance)	7,672	192,567
United Stationers, Inc. (Distribution/Wholesale)	14,248	590,295
Universal Forest Products, Inc. (Building Materials)	7,124	374,366
Universal Health Realty Income Trust (REIT)	2,192	92,941
Universal Technical Institute, Inc. (Commercial Services)	7,672	90,299
UNS Energy Corp. (Electric)	14,796	885,984
Urstadt Biddle Properties—Class A (REIT)	6,028	113,085
USA Mobility, Inc. (Telecommunications)	7,672	109,403
VASCO Data Security International, Inc.* (Internet)	10,412	77,778
Veeco Instruments, Inc.* (Semiconductors)	14,248	541,567
Viad Corp. (Commercial Services)	7,124	187,290
ViaSat, Inc.* (Telecommunications)	5,480	326,115
Vicor Corp.* (Electrical Components & Equipment)	3,288	33,965
ViewPoint Financial Group, Inc. (Banks)	7,672	188,885
Vitamin Shoppe, Inc.* (Retail)	10,960	491,227
VOXX International Corp.* (Home Furnishings)	7,124	94,963
WageWorks, Inc.* (Diversified Financial Services)	3,836	238,561
Watts Water Technologies, Inc.—Class A (Electronics)	6,028	337,688
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	17,536	239,542
Wintrust Financial Corp. (Banks)	14,248	624,490
World Acceptance Corp.* (Diversified Financial Services)	1,644	157,314
Zale Corp.* (Retail)	5,480	82,858
Zep, Inc. (Chemicals)	8,220	131,849
Zumiez, Inc.* (Retail)	3,288	70,758
TOTAL COMMON STOCKS (Cost $112,806,446)		121,908,820
TOTAL INVESTMENT SECURITIES (Cost $112,806,446)—100.0%		121,908,820
Net other assets (liabilities)—NM		58,147
NET ASSETS—100.0%		$121,966,967

*	Non-income producing security

Small-Cap Value ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Advertising	$108,860	0.1%
Aerospace/Defense	3,684,774	3.0%
Agriculture	302,759	0.2%
Airlines	242,402	0.2%
Apparel	1,649,880	1.4%
Auto Parts & Equipment	665,941	0.5%
Banks	7,346,253	6.1%
Biotechnology	334,390	0.3%
Building Materials	2,236,377	1.8%
Chemicals	2,713,838	2.2%
Coal	1,025,242	0.8%
Commercial Services	6,228,458	5.1%
Computers	1,945,948	1.6%
Distribution/Wholesale	1,376,258	1.1%
Diversified Financial Services	2,179,336	1.8%
Electric	4,101,944	3.4%
Electrical Components & Equipment	590,234	0.5%
Electronics	5,015,926	4.1%
Energy-Alternate Sources	236,933	0.2%
Engineering & Construction	1,766,264	1.4%
Entertainment	524,765	0.4%
Environmental Control	1,243,160	1.0%
Food	3,467,865	2.8%
Forest Products & Paper	1,858,147	1.5%
Gas	4,014,495	3.3%
Hand/Machine Tools	196,491	0.2%
Healthcare-Products	2,923,881	2.4%
Healthcare-Services	3,560,707	2.9%
Home Builders	1,567,313	1.3%
Home Furnishings	845,449	0.7%
Household Products/Wares	364,464	0.3%
Housewares	520,819	0.4%
Insurance	3,635,481	3.0%
Internet	717,233	0.6%
Investment Companies	1,113,914	0.9%
Iron/Steel	224,713	0.2%
Leisure Time	392,987	0.3%
Lodging	230,555	0.2%
Machinery-Construction & Mining	244,627	0.2%
Machinery-Diversified	1,709,365	1.4%
Media	410,907	0.3%
Metal Fabricate/Hardware	1,182,420	1.0%
Mining	1,736,119	1.4%
Miscellaneous Manufacturing	2,492,090	2.0%

See accompanying notes to the financial statements.

68 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

	Value	% of Net Assets
Office Furnishings	$264,054	0.2%
Oil & Gas	1,525,577	1.3%
Oil & Gas Services	2,513,517	2.1%
Pharmaceuticals	857,138	0.7%
REIT	11,521,054	9.5%
Retail	9,446,063	7.8%
Savings & Loans	1,604,665	1.3%
Semiconductors	6,309,766	5.2%
Software	2,406,120	2.0%
Telecommunications	3,371,301	2.8%
Textiles	562,264	0.5%
Toys/Games/Hobbies	34,721	NM
Transportation	2,329,148	1.9%
Water	233,448	0.2%
Other**	58,147	NM
Total	$121,966,967	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 69

Common Stocks (100.0%)

	Shares	Value
AAON, Inc. (Building Materials)	1,206	$35,770
Abaxis, Inc.* (Healthcare-Products)	402	15,344
ABIOMED, Inc.* (Healthcare-Products)	1,474	40,520
Acadia Realty Trust (REIT)	804	20,462
Acorda Therapeutics, Inc.* (Biotechnology)	1,742	51,128
Actuant Corp.—Class A (Miscellaneous Manufacturing)	1,072	36,684
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,608	43,898
Aerovironment, Inc.* (Aerospace/Defense)	268	7,992
Affymetrix, Inc.* (Healthcare-Products)	1,474	13,841
Agilysys, Inc.* (Computers)	402	5,266
Air Methods Corp.* (Healthcare-Services)	1,474	75,807
AK Steel Holding Corp.* (Iron/Steel)	2,010	14,211
Akorn, Inc.* (Pharmaceuticals)	3,082	69,961
Albany International Corp.—Class A (Machinery-Diversified)	536	18,530
Allegiant Travel Co. (Airlines)	670	61,017
American Assets Trust, Inc. (REIT)	804	26,910
American Public Education, Inc.* (Commercial Services)	804	34,033
American Science & Engineering, Inc. (Electronics)	134	9,164
American States Water Co. (Water)	670	19,028
American Vanguard Corp. (Chemicals)	1,072	24,913
American Woodmark Corp.* (Home Furnishings)	268	9,409
Amerisafe, Inc. (Insurance)	536	22,174
AmSurg Corp.* (Healthcare-Services)	938	39,161
Analogic Corp. (Electronics)	268	25,634
Anika Therapeutics, Inc.* (Pharmaceuticals)	536	17,833
Annie’s, Inc.* (Food)	268	10,752
Apogee Enterprises, Inc. (Building Materials)	1,206	40,762
Arctic Cat, Inc. (Leisure Time)	536	22,694
Arkansas Best Corp. (Transportation)	536	18,379
ArQule, Inc.* (Biotechnology)	1,206	2,762
ARRIS Group, Inc.* (Telecommunications)	3,350	86,764
Associated Estates Realty Corp. (REIT)	804	12,840
ATMI, Inc.* (Semiconductors)	536	14,836
AZZ, Inc. (Miscellaneous Manufacturing)	1,072	44,820
B of I Holdings, Inc.* (Savings & Loans)	536	44,354
B&G Foods, Inc.—Class A (Food)	1,206	39,520
Badger Meter, Inc. (Electronics)	268	13,652
Balchem Corp. (Chemicals)	1,340	73,057
Bank Mutual Corp. (Savings & Loans)	1,206	8,249
Bank of the Ozarks, Inc. (Banks)	1,340	84,956
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,206	45,153
Basic Energy Services, Inc.* (Oil & Gas Services)	670	11,477
BBCN Bancorp, Inc. (Banks)	3,350	50,418
Belden, Inc. (Electrical Components & Equipment)	1,876	121,396
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	402	10,810
Blackbaud, Inc. (Software)	2,010	69,266
Blucora, Inc.* (Internet)	1,742	44,613
Blue Nile, Inc.* (Internet)	268	11,540
Boston Beer Co., Inc.*—Class A (Beverages)	402	83,741
Boston Private Financial Holdings, Inc. (Banks)	3,484	42,818
Bottomline Technologies, Inc.* (Software)	804	27,834
Boyd Gaming Corp.* (Lodging)	1,608	16,980
Brady Corp.—Class A (Electronics)	670	18,331
Bristow Group, Inc. (Transportation)	670	48,099
Buffalo Wild Wings, Inc.* (Retail)	804	114,056
C&J Energy Services, Inc.* (Oil & Gas Services)	2,010	46,993
Cabot Microelectronics Corp.* (Semiconductors)	402	16,209
Calamp Corp.* (Telecommunications)	1,474	43,454
Calavo Growers, Inc. (Food)	268	8,142
Calgon Carbon Corp.* (Environmental Control)	1,206	24,494
Cambrex Corp.* (Biotechnology)	1,340	25,152
Cantel Medical Corp. (Healthcare-Products)	1,474	46,726
Capella Education Co. (Commercial Services)	536	33,441
Cardinal Financial Corp. (Banks)	536	9,139
Cardtronics, Inc.* (Commercial Services)	1,876	72,264
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,742	71,597
Casey’s General Stores, Inc. (Retail)	938	64,412
CEC Entertainment, Inc. (Retail)	402	21,692
CEVA, Inc.* (Semiconductors)	268	4,661
CIRCOR International, Inc. (Metal Fabricate/Hardware)	804	57,904
Cirrus Logic, Inc.* (Semiconductors)	1,072	18,771
City Holding Co. (Banks)	268	11,958
Cognex Corp.* (Machinery-Diversified)	3,618	142,730
Coherent, Inc.* (Electronics)	536	35,826
Columbia Banking System, Inc. (Banks)	1,474	38,486
Comfort Systems USA, Inc. (Building Materials)	938	15,984
Community Bank System, Inc. (Banks)	804	28,622
Computer Programs & Systems, Inc. (Software)	268	17,908
comScore, Inc.* (Internet)	1,474	40,402
CoreSite Realty Corp. (REIT)	938	28,778
CorVel Corp.* (Commercial Services)	536	25,385
Cracker Barrel Old Country Store, Inc. (Retail)	536	53,069
CryoLife, Inc. (Healthcare-Products)	1,072	11,567
CSG Systems International, Inc. (Software)	938	28,102
CTS Corp. (Electronics)	804	15,027
CVB Financial Corp. (Banks)	2,010	29,989
Cyberonics, Inc.* (Healthcare-Products)	1,072	71,610
Cynosure, Inc.*—Class A (Healthcare-Products)	536	14,381
Daktronics, Inc. (Home Furnishings)	1,608	23,493
Darling International, Inc.* (Environmental Control)	4,422	86,495
DealerTrack Holdings, Inc.* (Internet)	1,876	87,516
Deltic Timber Corp. (Forest Products & Paper)	268	17,235
Diamond Foods, Inc.* (Food)	402	10,597
DiamondRock Hospitality Co. (REIT)	4,154	48,103
Dice Holdings, Inc.* (Internet)	938	6,566
Digital River, Inc.* (Software)	536	9,423
DineEquity, Inc. (Retail)	268	20,853
Dorman Products, Inc.* (Auto Parts & Equipment)	1,340	69,894
Drew Industries, Inc. (Building Materials)	938	45,108
DSP Group, Inc.* (Semiconductors)	402	3,602
DTS, Inc.* (Home Furnishings)	402	8,333
DXP Enterprises, Inc.* (Machinery-Diversified)	402	38,607
Dycom Industries, Inc.* (Engineering & Construction)	1,474	41,022
E.W. Scripps Co.*—Class A (Media)	1,340	24,669
EastGroup Properties, Inc. (REIT)	536	31,806
eHealth, Inc.* (Insurance)	804	42,957

See accompanying notes to the financial statements.

70 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Electro Scientific Industries, Inc. (Electronics)	402	$4,358
Electronics for Imaging, Inc.* (Computers)	2,010	85,164
Emergent Biosolutions, Inc.* (Biotechnology)	536	12,826
Employers Holdings, Inc. (Insurance)	1,340	32,924
Encore Capital Group, Inc.* (Diversified Financial Services)	1,072	51,016
Encore Wire Corp. (Electrical Components & Equipment)	536	27,384
EnerSys (Electrical Components & Equipment)	2,010	136,801
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	402	29,161
Entropic Communications, Inc.* (Semiconductors)	1,340	5,588
EPIQ Systems, Inc. (Software)	938	13,470
Era Group, Inc.* (Transportation)	804	23,549
Evercore Partners, Inc.—Class A (Diversified Financial Services)	1,474	82,308
Exar Corp.* (Semiconductors)	1,072	11,803
ExlService Holdings, Inc.* (Commercial Services)	670	16,851
Exponent, Inc. (Engineering & Construction)	402	29,032
FARO Technologies, Inc.* (Electronics)	670	34,652
Federal Signal Corp.* (Miscellaneous Manufacturing)	2,680	33,018
FEI Co. (Electronics)	1,742	163,260
Fifth & Pacific Cos., Inc.* (Retail)	5,226	149,986
Financial Engines, Inc. (Diversified Financial Services)	2,144	130,613
First Bancorp* (Banks)	1,474	7,208
First Cash Financial Services, Inc.* (Retail)	1,206	59,263
First Commonwealth Financial Corp. (Banks)	2,278	18,702
First Financial Bankshares, Inc. (Banks)	1,340	81,968
First Midwest Bancorp, Inc. (Banks)	3,216	51,360
Flotek Industries, Inc.* (Oil & Gas Services)	2,010	43,235
Forest Oil Corp.* (Oil & Gas)	2,010	6,131
Forestar Group, Inc.* (Real Estate)	1,474	29,480
Forrester Research, Inc. (Commercial Services)	268	10,061
Forward Air Corp. (Transportation)	670	29,842
Francesca’s Holdings Corp.* (Retail)	1,742	33,098
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,072	42,708
Fuller (H.B.) Co. (Chemicals)	2,144	99,869
FutureFuel Corp. (Energy-Alternate Sources)	536	8,769
G & K Services, Inc.—Class A (Textiles)	402	22,468
GenCorp, Inc.* (Aerospace/Defense)	2,680	45,614
General Communication, Inc.*—Class A (Telecommunications)	670	6,519
Gentiva Health Services, Inc.* (Healthcare-Services)	402	4,567
Geospace Technologies Corp.* (Oil & Gas Services)	536	42,623
G-III Apparel Group, Ltd.* (Apparel)	402	28,128
Glacier Bancorp, Inc. (Banks)	3,216	85,000
Globe Specialty Metals, Inc. (Mining)	1,340	23,423
Greatbatch, Inc.* (Healthcare-Products)	670	28,482
Green Dot Corp.*—Class A (Commercial Services)	402	9,053
GT Advanced Technologies, Inc.* (Semiconductors)	3,216	33,028
Haemonetics Corp.* (Healthcare-Products)	938	35,541
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	670	22,653
Harmonic, Inc.* (Telecommunications)	4,288	28,129
Haverty Furniture Cos., Inc. (Retail)	402	11,184
HCI Group, Inc. (Insurance)	402	17,097
Headwaters, Inc.* (Building Materials)	1,608	17,881
Healthcare Services Group, Inc. (Commercial Services)	1,742	47,260
HealthStream, Inc.* (Internet)	938	27,221
Heartland Express, Inc. (Transportation)	1,072	22,576
Heartland Payment Systems, Inc. (Commercial Services)	804	34,660
Helen of Troy, Ltd.* (Household Products/ Wares)	804	44,252
HFF, Inc.—Class A (Real Estate)	1,474	43,601
Hibbett Sports, Inc.* (Retail)	536	32,165
Higher One Holdings, Inc.* (Diversified Financial Services)	536	4,159
Hillenbrand, Inc. (Miscellaneous Manufacturing)	2,680	72,547
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	268	11,594
Hittite Microwave Corp.* (Semiconductors)	536	30,740
Home Bancshares, Inc. (Banks)	2,010	61,988
Iconix Brand Group, Inc.* (Apparel)	2,278	84,742
iGATE Corp.* (Computers)	1,206	40,703
Inland Real Estate Corp. (REIT)	2,546	26,835
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	402	18,677
Inter Parfums, Inc. (Cosmetics/Personal Care)	670	21,802
Interactive Intelligence Group, Inc.* (Software)	670	50,881
Interface, Inc. (Office Furnishings)	1,072	22,458
Interval Leisure Group, Inc. (Leisure Time)	938	24,763
Intevac, Inc.* (Machinery-Diversified)	402	2,983
Investment Technology Group, Inc.* (Diversified Financial Services)	938	15,477
ION Geophysical Corp.* (Oil & Gas Services)	2,144	6,496
IPC The Hospitalist Co.* (Healthcare-Services)	670	35,765
iRobot Corp.* (Home Furnishings)	670	23,678
ITT Educational Services, Inc.* (Commercial Services)	402	11,819
Ixia* (Telecommunications)	1,206	15,425
J & J Snack Foods Corp. (Food)	268	23,611
j2 Global, Inc. (Computers)	1,876	85,076
Jack in the Box, Inc.* (Retail)	938	47,435
John Bean Technologies Corp. (Miscellaneous Manufacturing)	670	20,683
Jos. A. Bank Clothiers, Inc.* (Retail)	402	22,600
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	3,484	97,447
Kirkland’s, Inc.* (Retail)	670	12,616
Knight Transportation, Inc. (Transportation)	1,072	22,887
Kopin Corp.* (Semiconductors)	938	3,602
Landauer, Inc. (Commercial Services)	134	6,187
LaSalle Hotel Properties (REIT)	2,144	65,949
La-Z-Boy, Inc. (Home Furnishings)	2,278	61,323
Lexington Realty Trust (REIT)	2,948	31,868
Ligand Phamaceuticals, Inc.*—Class B (Biotechnology)	938	58,100
Lindsay Manufacturing Co. (Machinery-Diversified)	268	22,780
Lithia Motors, Inc.—Class A (Retail)	938	52,800
Littelfuse, Inc. (Electrical Components & Equipment)	536	47,972

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 71

Common Stocks, continued

	Shares	Value
Live Nation, Inc.* (Commercial Services)	3,350	$71,255
LivePerson, Inc.* (Computers)	938	12,973
LogMeIn, Inc.* (Telecommunications)	938	31,854
LTC Properties, Inc. (REIT)	536	20,341
Lumber Liquidators Holdings, Inc.* (Retail)	1,206	107,322
Luminex Corp.* (Healthcare-Products)	804	14,689
Lumos Networks Corp. (Telecommunications)	804	15,284
Lydall, Inc.* (Miscellaneous Manufacturing)	402	7,103
Manhattan Associates, Inc.* (Computers)	3,216	108,445
MarineMax, Inc.* (Retail)	1,072	15,812
MarketAxess Holdings, Inc. (Diversified Financial Services)	1,608	100,886
Matrix Service Co.* (Oil & Gas Services)	1,072	28,172
MAXIMUS, Inc. (Commercial Services)	2,948	124,906
MB Financial, Inc. (Banks)	2,412	67,777
Measurement Specialties, Inc.* (Electronics)	670	36,964
Medical Properties Trust, Inc. (REIT)	4,690	62,236
Medidata Solutions, Inc.* (Software)	2,144	135,285
Meridian Bioscience, Inc. (Healthcare-Products)	938	21,368
Methode Electronics, Inc. (Electronics)	1,474	49,615
Microsemi Corp.* (Semiconductors)	2,412	56,536
MicroStrategy, Inc.*—Class A (Software)	402	50,531
Mobile Mini, Inc.* (Storage/Warehousing)	1,742	67,363
Momenta Pharmaceuticals, Inc.* (Biotechnology)	938	16,790
Monarch Casino & Resort, Inc.* (Lodging)	402	7,747
Monolithic Power Systems, Inc.* (Semiconductors)	804	26,283
Monotype Imaging Holdings, Inc. (Software)	1,742	50,814
Monro Muffler Brake, Inc. (Commercial Services)	804	44,630
Moog, Inc.*—Class A (Aerospace/Defense)	1,206	72,432
Movado Group, Inc. (Miscellaneous Manufacturing)	804	30,351
MTS Systems Corp. (Computers)	670	47,121
Multimedia Games Holding Co., Inc.* (Entertainment)	1,206	38,303
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	536	99,835
Myers Industries, Inc. (Miscellaneous Manufacturing)	536	10,264
Nanometrics, Inc.* (Semiconductors)	402	6,810
National Penn Bancshares, Inc. (Banks)	2,010	20,864
Natus Medical, Inc.* (Healthcare-Products)	1,206	31,223
Navigant Consulting Co.* (Commercial Services)	1,206	21,189
Neogen Corp.* (Pharmaceuticals)	1,608	67,568
NetScout Systems, Inc.* (Computers)	804	28,397
Newpark Resources, Inc.* (Oil & Gas Services)	3,752	42,623
Newport Corp.* (Electronics)	670	12,154
NIC, Inc. (Internet)	2,546	55,350
Northern Oil & Gas, Inc.* (Oil & Gas)	2,412	35,071
NTELOS Holdings Corp. (Telecommunications)	268	4,398
Nutrisystem, Inc. (Food)	670	9,527
NuVasive, Inc.* (Healthcare-Products)	1,876	70,237
Old National Bancorp (Banks)	2,412	33,768
Omnicell, Inc.* (Software)	1,474	38,059
On Assignment, Inc.* (Commercial Services)	2,010	59,658
OpenTable, Inc.* (Internet)	938	70,612
Orbital Sciences Corp.* (Aerospace/Defense)	1,206	29,487
Oritani Financial Corp. (Savings & Loans)	1,742	27,419
OSI Systems, Inc.* (Electronics)	402	23,288
Outerwall, Inc.* (Diversified Financial Services)	804	51,706
Oxford Industries, Inc. (Apparel)	402	30,339
PacWest Bancorp (Banks)	1,608	64,497
Papa John’s International, Inc. (Retail)	1,340	64,494
PAREXEL International Corp.* (Commercial Services)	1,474	71,946
Parkway Properties, Inc. (REIT)	1,072	19,017
PC-Tel, Inc. (Internet)	402	3,300
PDC Energy, Inc.* (Oil & Gas)	670	33,406
Penn Virginia Corp.* (Oil & Gas)	1,206	14,460
Perficient, Inc.* (Internet)	1,474	30,261
PetMed Express, Inc. (Retail)	402	5,318
PetroQuest Energy, Inc.* (Oil & Gas)	804	3,103
Pinnacle Entertainment, Inc.* (Entertainment)	2,546	55,630
Pinnacle Financial Partners, Inc. (Banks)	1,474	48,111
PolyOne Corp. (Chemicals)	2,412	85,771
Pool Corp. (Distribution/Wholesale)	1,072	58,081
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	2,144	107,672
Post Properties, Inc. (REIT)	804	37,732
Powell Industries, Inc. (Electrical Components & Equipment)	268	16,458
Power Integrations, Inc. (Semiconductors)	804	47,620
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	2,278	68,932
PrivateBancorp, Inc. (Banks)	2,814	80,452
Procera Networks, Inc.* (Telecommunications)	402	4,647
Progress Software Corp.* (Software)	938	22,671
PS Business Parks, Inc. (REIT)	402	31,585
Quaker Chemical Corp. (Chemicals)	268	18,521
Quality Systems, Inc. (Software)	938	17,269
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	2,412	161,628
QuinStreet, Inc.* (Internet)	402	3,325
Red Robin Gourmet Burgers, Inc.* (Retail)	536	34,534
RLI Corp. (Insurance)	804	33,495
Roadrunner Transportation Systems, Inc.* (Transportation)	670	17,588
Rogers Corp.* (Electronics)	402	24,401
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	804	25,020
Ruth’s Hospitality Group, Inc. (Retail)	1,474	19,295
Sabra Health Care REIT, Inc. (REIT)	1,608	46,519
Saia, Inc.* (Transportation)	1,072	36,084
Saul Centers, Inc. (REIT)	268	12,489
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	536	24,726
Select Comfort Corp.* (Home Furnishings)	804	13,161
Simpson Manufacturing Co., Inc. (Building Materials)	670	21,842
Sonic Corp.* (Retail)	2,278	40,526
Sovran Self Storage, Inc. (REIT)	536	36,400
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,278	19,158
Stamps.com, Inc.* (Internet)	670	26,438
Standard Motor Products, Inc. (Auto Parts & Equipment)	402	13,149
Steven Madden, Ltd.* (Apparel)	2,546	82,974
Stifel Financial Corp.* (Diversified Financial Services)	1,340	60,501

See accompanying notes to the financial statements.

72 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Stillwater Mining Co.* (Mining)	1,876	$23,525
Stone Energy Corp.* (Oil & Gas)	2,144	66,357
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	804	61,241
SunCoke Energy, Inc.* (Coal)	1,340	29,721
SurModics, Inc.* (Healthcare-Products)	670	16,335
Sykes Enterprises, Inc.* (Computers)	938	19,660
Synaptics, Inc.* (Computers)	1,474	86,023
Synchronoss Technologies, Inc.* (Software)	1,340	35,724
Take-Two Interactive Software, Inc.* (Software)	1,474	28,271
Tanger Factory Outlet Centers, Inc. (REIT)	2,010	67,094
Tangoe, Inc.* (Software)	536	9,771
Taylor Capital Group, Inc.* (Banks)	402	8,977
Teledyne Technologies, Inc.* (Aerospace/ Defense)	938	86,174
TeleTech Holdings, Inc.* (Commercial Services)	402	8,772
Tennant Co. (Machinery-Diversified)	536	34,374
Tesco Corp.* (Oil & Gas Services)	1,340	28,301
Tessera Technologies, Inc. (Semiconductors)	804	15,959
Texas Capital Bancshares, Inc.* (Banks)	1,742	103,598
Texas Industries, Inc.* (Building Materials)	402	30,238
Texas Roadhouse, Inc.—Class A (Retail)	2,546	61,741
The Andersons, Inc. (Agriculture)	402	33,261
The Buckle, Inc. (Retail)	536	23,756
The Ensign Group, Inc. (Healthcare-Services)	536	22,469
The Medicines Co.* (Biotechnology)	2,814	97,815
The Men’s Wearhouse, Inc. (Retail)	938	45,062
The Ryland Group, Inc. (Home Builders)	1,206	53,836
Toro Co. (Housewares)	1,474	93,393
TrueBlue, Inc.* (Commercial Services)	1,206	29,583
TrustCo Bank Corp. (Banks)	1,474	9,625
Tuesday Morning Corp.* (Retail)	670	8,804
Tyler Technologies, Inc.* (Software)	1,206	127,174
Ultratech Stepper, Inc.* (Semiconductors)	402	10,171
UMB Financial Corp. (Banks)	804	47,669
Umpqua Holdings Corp. (Banks)	4,824	84,709
UniFirst Corp. (Textiles)	268	28,354
United Community Banks, Inc.* (Banks)	1,608	26,821
Universal Electronics, Inc.* (Home Furnishings)	670	23,946
Universal Health Realty Income Trust (REIT)	268	11,363
Urstadt Biddle Properties—Class A (REIT)	402	7,542
ViaSat, Inc.* (Telecommunications)	1,072	63,795
Vicor Corp.* (Electrical Components & Equipment)	402	4,153
ViewPoint Financial Group, Inc. (Banks)	670	16,495
Virtus Investment Partners, Inc.* (Diversified Financial Services)	268	48,846
Virtusa Corp.* (Computers)	1,072	36,748
WageWorks, Inc.* (Diversified Financial Services)	804	50,001
Watts Water Technologies, Inc.—Class A (Electronics)	536	30,027
WD-40 Co. (Household Products/Wares)	670	46,049
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,948	139,882
Wilshire Bancorp, Inc. (Banks)	2,948	29,362
Winnebago Industries, Inc.* (Home Builders)	1,206	28,896
Wolverine World Wide, Inc. (Apparel)	4,288	119,636
World Acceptance Corp.* (Diversified Financial Services)	268	25,645
XO Group, Inc.* (Internet)	1,072	13,003
Zale Corp.* (Retail)	804	12,156
Zumiez, Inc.* (Retail)	536	11,535
TOTAL COMMON STOCKS (Cost $9,832,071)		13,808,503

Repurchase Agreements(a) (0.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $70,000	$70,000	$70,000
TOTAL REPURCHASE AGREEMENTS (Cost $70,000)		70,000
TOTAL INVESTMENT SECURITIES (Cost $9,902,071)—100.5%		13,878,503
Net other assets (liabilities)—(0.5)%		(69,258)
NET ASSETS—100.0%		$13,809,245

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap Growth ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$241,698	1.8%
Agriculture	33,261	0.2%
Airlines	61,017	0.4%
Apparel	345,818	2.5%
Auto Parts & Equipment	83,044	0.6%
Banks	1,245,338	8.9%
Beverages	83,741	0.6%
Biotechnology	283,730	2.1%
Building Materials	207,586	1.5%
Chemicals	302,130	2.2%
Coal	29,721	0.2%
Commercial Services	732,952	5.3%
Computers	555,575	4.0%
Cosmetics/Personal Care	21,802	0.2%
Distribution/Wholesale	157,916	1.1%
Diversified Financial Services	728,829	5.3%
Electrical Components & Equipment	398,062	2.9%
Electronics	496,353	3.6%
Energy-Alternate Sources	8,769	0.1%
Engineering & Construction	70,054	0.5%
Entertainment	93,933	0.7%
Environmental Control	110,988	0.8%
Food	102,150	0.7%
Forest Products & Paper	139,408	1.0%
Hand/Machine Tools	42,708	0.3%
Healthcare-Products	613,075	4.4%
Healthcare-Services	188,580	1.4%
Home Builders	82,732	0.6%
Home Furnishings	163,345	1.2%

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 73

	Value	% of Net Assets
Household Products/Wares	$90,301	0.7%
Housewares	93,393	0.7%
Insurance	148,648	1.1%
Internet	420,148	3.0%
Iron/Steel	14,211	0.1%
Leisure Time	47,457	0.3%
Lodging	24,727	0.2%
Machinery-Diversified	260,004	1.9%
Media	24,669	0.2%
Metal Fabricate/Hardware	82,925	0.6%
Mining	46,948	0.3%
Miscellaneous Manufacturing	391,025	2.8%
Office Furnishings	22,458	0.2%
Oil & Gas	230,124	1.7%
Oil & Gas Services	249,921	1.8%
Pharmaceuticals	397,516	2.9%
Real Estate	73,081	0.5%
REIT	645,869	4.7%
Retail	1,145,583	8.3%
Savings & Loans	80,022	0.6%
Semiconductors	306,219	2.2%
Software	732,452	5.3%
Storage/Warehousing	67,363	0.5%
Telecommunications	300,270	2.2%
Textiles	50,822	0.4%
Transportation	219,004	1.6%
Water	19,028	0.1%
Other**	742	NM
Total	$13,809,245	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

74 :: Europe 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (100.1%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	6,293	$603,436
ArcelorMittalNYS (Iron/Steel)	27,811	458,325
ARM Holdings PLCADR (Semiconductors)	8,729	402,145
ASML Holding N.V.NYS (Semiconductors)	5,684	481,037
AstraZeneca PLCADR (Pharmaceuticals)	10,962	696,087
Banco Santander S.A.ADR (Banks)	81,200	701,568
Barclays PLCADR (Banks)	36,134	646,799
BHP Billiton PLCADR (Mining)	16,443	969,479
BP PLCADR (Oil & Gas)	19,285	904,274
Diageo PLCADR (Beverages)	5,278	633,624
GlaxoSmithKline PLCADR (Pharmaceuticals)	10,556	544,056
HSBC Holdings PLCADR (Banks)	20,706	1,066,151
ING Groep N.V.*ADR (Insurance)	41,818	552,416
Koninklijke Phillips Electronics N.V.NYS (Electronics)	14,007	486,043
National Grid PLCADR (Gas)	8,729	565,465
Nokia Corp.*ADR (Telecommunications)	61,915	428,452
Rio Tinto PLCADR (Mining)	13,601	722,893
Royal Bank of Scotland Group PLC*ADR (Banks)	55,013	612,295
Royal Dutch Shell PLCADR—Class A (Oil & Gas)	15,225	1,052,047
Ryanair Holdings PLC*ADR (Airlines)	14,210	671,423
Sanofi-AventisADR (Pharmaceuticals)	10,556	516,188
SAP AGADR (Software)	8,932	682,583
Siemens AGADR (Miscellaneous Manufacturing)	5,887	743,470
Statoil ASAADR (Oil & Gas)	27,811	659,399
Telefonaktiebolaget LM EricssonADR (Telecommunications)	43,645	536,397
Telefonica S.A.ADR (Telecommunications)	40,194	617,380
Tenaris S.A.ADR (Metal Fabricate/Hardware)	10,962	487,590
Total S.A.ADR (Oil & Gas)	15,022	858,808
Unilever N.V.NYS (Food)	14,007	523,021
Vodafone Group PLCADR (Telecommunications)	27,608	1,023,152
TOTAL COMMON STOCKS (Cost $17,867,175)		19,846,003
TOTAL INVESTMENT SECURITIES (Cost $17,867,175)—100.1%		19,846,003
Net other assets (liabilities)—(0.1)%		(10,484)
NET ASSETS—100.0%		$19,835,519

*	Non-income producing security
ADR	American Depositary Receipt
NYS	New York Shares

Europe 30 ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Airlines	$671,423	3.4%
Banks	3,026,813	15.3%
Beverages	1,237,060	6.2%
Electronics	486,043	2.5%
Food	523,021	2.6%
Gas	565,465	2.9%
Insurance	552,416	2.8%
Iron/Steel	458,325	2.3%
Metal Fabricate/Hardware	487,590	2.5%
Mining	1,692,372	8.5%
Miscellaneous Manufacturing	743,469	3.7%
Oil & Gas	3,474,528	17.5%
Pharmaceuticals	1,756,332	8.9%
Semiconductors	883,182	4.5%
Software	682,583	3.4%
Telecommunications	2,605,381	13.1%
Other**	(10,484)	(0.1)%
Total	$19,835,519	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of January 31, 2014:

	Value	% of Net Assets
Belgium	$603,436	3.0%
Finland	428,452	2.2%
France	1,374,996	6.9%
Germany	1,426,053	7.2%
Ireland	671,423	3.4%
Luxembourg	945,915	4.8%
Netherlands	3,094,564	15.6%
Norway	659,399	3.3%
Spain	1,318,948	6.6%
Sweden	536,397	2.7%
United Kingdom	8,786,420	44.4%
Other**	(10,484)	(0.1)%
Total	$19,835,519	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 75

Common Stocks (50.0%)

	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.3%	2,392	$306,631
AbbVie, Inc. (Pharmaceuticals)	0.3%	5,888	289,866
Amazon.com, Inc.* (Internet)	0.4%	1,380	494,992
American Express Co. (Diversified Financial Services)	0.3%	3,404	289,407
Amgen, Inc. (Biotechnology)	0.3%	2,806	333,774
Apple Computer, Inc. (Computers)	1.4%	3,358	1,681,014
AT&T, Inc. (Telecommunications)	0.6%	19,550	651,406
Bank of America Corp. (Banks)	0.6%	39,606	663,401
Berkshire Hathaway, Inc.— Class B* (Insurance)	0.6%	6,670	744,372
Biogen Idec, Inc.* (Biotechnology)	0.2%	874	273,247
Boeing Co. (Aerospace/Defense)	0.3%	2,576	322,670
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.3%	6,118	305,716
Chevron Corp. (Oil & Gas)	0.7%	7,130	795,922
Cisco Systems, Inc. (Telecommunications)	0.4%	19,872	435,396
Citigroup, Inc. (Banks)	0.5%	11,270	534,536
Coca-Cola Co. (Beverages)	0.4%	14,122	534,093
Comcast Corp.—Class A (Media)	0.4%	9,660	525,988
ConocoPhillips (Oil & Gas)	0.3%	4,554	295,782
CVS Caremark Corp. (Retail)	0.3%	4,416	299,052
Exxon Mobil Corp. (Oil & Gas)	1.3%	16,238	1,496,494
Facebook, Inc.—Class A* (Internet)	0.3%	6,118	382,802
General Electric Co. (Miscellaneous Manufacturing)	0.8%	37,582	944,437
Gilead Sciences, Inc.* (Biotechnology)	0.4%	5,704	460,027
Google, Inc.—Class A* (Internet)	1.1%	1,058	1,249,466
Intel Corp. (Semiconductors)	0.4%	18,446	452,665
International Business Machines Corp. (Computers)	0.6%	3,772	666,437
J.P. Morgan Chase & Co. (Banks)	0.7%	13,938	771,607
Johnson & Johnson (Pharmaceuticals)	0.8%	10,488	927,874
MasterCard, Inc.—Class A (Commercial Services)	0.2%	3,772	285,466
McDonald’s Corp. (Retail)	0.3%	3,680	346,546
Merck & Co., Inc. (Pharmaceuticals)	0.5%	10,856	575,043
Microsoft Corp. (Software)	0.9%	28,198	1,067,294
Oracle Corp. (Software)	0.4%	13,018	480,364
PepsiCo, Inc. (Beverages)	0.4%	5,704	458,373
Pfizer, Inc. (Pharmaceuticals)	0.6%	24,058	731,364
Philip Morris International, Inc. (Agriculture)	0.4%	5,934	463,683
Procter & Gamble Co. (Cosmetics/Personal Care)	0.7%	10,074	771,870
Qualcomm, Inc. (Semiconductors)	0.4%	6,256	464,321
Schlumberger, Ltd. (Oil & Gas Services)	0.4%	4,876	426,991
The Home Depot, Inc. (Retail)	0.4%	5,244	403,000
U.S. Bancorp (Banks)	0.2%	6,762	268,654
Union Pacific Corp. (Transportation)	0.3%	1,702	296,555
United Technologies Corp. (Aerospace/Defense)	0.3%	3,128	356,655
UnitedHealth Group, Inc. (Healthcare-Services)	0.2%	3,726	269,316
Verizon Communications, Inc. (Telecommunications)	0.4%	10,626	510,261
Visa, Inc.—Class A (Diversified Financial Services)	0.3%	1,886	406,301
Wal-Mart Stores, Inc. (Retail)	0.4%	6,026	450,021
Walt Disney Co. (Media)	0.4%	6,072	440,888
Wells Fargo & Co. (Banks)	0.7%	17,802	807,142
Other Common Stocks	29.2%	623,381	31,689,021
TOTAL COMMON STOCKS (Cost $39,677,868)			59,098,203

Repurchase Agreements(a)(b) (28.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $33,260,007	$33,260,000	$33,260,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,260,000)		33,260,000
TOTAL INVESTMENT SECURITIES (Cost $72,937,868)—78.1%		92,358,203
Net other assets (liabilities)—21.9%		25,853,249
NET ASSETS—100.0%		$118,211,452

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $14,911,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $9,325,313)	105	$7,608

See accompanying notes to the financial statements.

76 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	(0.67)%	2/28/14	$46,120,083	$72,556
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P 500 ETF	(0.58)%	2/28/14	35,476,318	51,083
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(0.47)%	2/28/14	59,299,817	53,133
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P 500 ETF	(0.47)%	2/28/14	26,881,399	12,232
				$189,004

UltraBull ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Advertising	$95,637	0.1%
Aerospace/Defense	1,241,249	1.1%
Agriculture	944,473	0.8%
Airlines	151,123	0.1%
Apparel	363,909	0.3%
Auto Manufacturers	446,229	0.4%
Auto Parts & Equipment	247,336	0.2%
Automobiles	51,079	NM
Banks	4,529,075	3.8%
Beverages	1,273,087	1.1%
Biotechnology	1,563,235	1.3%
Building Materials	56,623	NM
Chemicals	1,505,057	1.3%
Coal	48,180	NM
Commercial Services	918,728	0.8%
Computers	3,334,379	2.8%
Cosmetics/Personal Care	1,062,223	0.9%
Distribution/Wholesale	164,366	0.1%
Diversified Financial Services	1,620,027	1.4%
Electric	1,462,091	1.2%
Electrical Components & Equipment	365,183	0.3%
Electronics	816,693	0.7%
Engineering & Construction	76,143	0.1%
Entertainment	13,276	NM
Environmental Control	32,414	NM
Food	1,004,539	0.8%
Forest Products & Paper	102,287	0.1%
Gas	175,942	0.1%
Hand/Machine Tools	46,285	NM
Healthcare-Products	1,108,403	0.9%
Healthcare-Services	720,738	0.6%
Home Builders	75,030	0.1%
Home Furnishings	60,580	0.1%
Household Products/Wares	214,697	0.2%
Housewares	32,692	NM
Insurance	2,437,115	2.1%
Internet	2,955,609	2.5%
Iron/Steel	95,920	0.1%
Leisure Time	63,096	0.1%
Lodging	198,300	0.2%
Machinery	23,035	NM
Machinery-Construction & Mining	242,168	0.2%
Machinery-Diversified	372,585	0.3%
Media	2,149,352	1.8%
Metal Fabricate/Hardware	140,622	0.1%
Mining	210,510	0.2%
Miscellaneous Manufacturing	1,981,243	1.7%
Office/Business Equipment	64,949	0.1%
Oil & Gas	4,680,601	3.9%
Oil & Gas Services	890,481	0.8%
Packaging & Containers	84,544	0.1%
Pharmaceuticals	4,323,671	3.7%
Pipelines	329,780	0.3%
Real Estate	26,858	NM
REIT	1,156,214	1.0%
Retail	3,605,082	3.0%
Savings & Loans	32,797	NM
Semiconductors	1,665,659	1.4%
Software	2,307,868	2.0%
Telecommunications	2,010,224	1.7%
Textiles	32,701	NM
Toys/Games/Hobbies	67,333	0.1%
Transportation	1,026,878	0.9%
Other**	59,113,249	50.0%
Total	$118,211,452	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 77

Common Stocks (59.7%)

	Shares	Value
3D Systems Corp.* (Computers)	2,639	$205,129
Aaron’s, Inc. (Commercial Services)	2,030	54,587
Abercrombie & Fitch Co.—Class A (Retail)	2,030	71,821
ACI Worldwide, Inc.* (Software)	1,015	61,519
Acuity Brands, Inc. (Electrical Components & Equipment)	1,218	154,735
Acxiom Corp.* (Software)	2,030	72,999
ADTRAN, Inc. (Telecommunications)	1,624	41,233
Advance Auto Parts, Inc. (Retail)	2,030	233,063
Advanced Micro Devices, Inc.* (Semiconductors)	16,849	57,792
Advent Software, Inc. (Software)	1,015	33,353
Aecom Technology Corp.* (Engineering & Construction)	2,639	75,660
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,421	283,121
AGCO Corp. (Machinery-Diversified)	2,436	129,912
Alaska Air Group, Inc. (Airlines)	1,827	144,461
Albemarle Corp. (Chemicals)	2,233	143,314
Alexander & Baldwin, Inc. (Real Estate)	1,218	47,636
Alexandria Real Estate Equities, Inc. (REIT)	2,030	142,364
Align Technology, Inc.* (Healthcare-Products)	2,030	120,623
Alleghany Corp.* (Insurance)	406	151,166
Alliant Energy Corp. (Electric)	3,045	158,218
Alliant Techsystems, Inc. (Aerospace/Defense)	812	116,685
Allscripts Healthcare Solutions, Inc.* (Software)	4,263	70,595
Alpha Natural Resources, Inc.* (Coal)	6,090	34,591
AMC Networks, Inc.*—Class A (Media)	1,624	104,651
American Campus Communities, Inc. (REIT)	2,842	98,788
American Eagle Outfitters, Inc. (Retail)	4,669	63,172
American Financial Group, Inc. (Insurance)	2,030	111,488
ANN, Inc.* (Retail)	1,218	39,390
ANSYS, Inc.* (Software)	2,639	207,242
AOL, Inc.* (Internet)	2,233	102,897
Apollo Group, Inc.*—Class A (Commercial Services)	2,639	85,213
Apollo Investment Corp. (Investment Companies)	6,090	51,400
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,827	116,563
Aqua America, Inc. (Water)	4,872	116,684
Arrow Electronics, Inc.* (Distribution/Wholesale)	2,842	146,022
Arthur J. Gallagher & Co. (Insurance)	3,654	168,924
Ascena Retail Group, Inc.* (Retail)	3,451	64,741
Ashland, Inc. (Chemicals)	2,030	188,405
Aspen Insurance Holdings, Ltd. (Insurance)	1,827	71,070
Associated Banc-Corp. (Banks)	4,466	73,555
Astoria Financial Corp. (Savings & Loans)	2,233	29,565
Atmel Corp.* (Semiconductors)	11,774	98,431
Atmos Energy Corp. (Gas)	2,436	116,952
Atwood Oceanics, Inc.* (Oil & Gas)	1,624	76,978
Avnet, Inc. (Electronics)	3,857	158,407
Bally Technologies, Inc.* (Entertainment)	1,015	74,420
BancorpSouth, Inc. (Banks)	2,233	52,632
Bank of Hawaii Corp. (Banks)	1,218	69,158
BE Aerospace, Inc.* (Aerospace/Defense)	2,639	209,722
Big Lots, Inc.* (Retail)	1,624	43,507
Bill Barrett Corp.* (Oil & Gas)	1,421	39,802
BioMed Realty Trust, Inc. (REIT)	5,278	102,974
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	609	77,416
Black Hills Corp. (Electric)	1,218	66,783
Bob Evans Farms, Inc. (Retail)	812	40,803
BRE Properties, Inc.—Class A (REIT)	2,030	119,973
Brinker International, Inc. (Retail)	1,827	88,354
Broadridge Financial Solutions, Inc. (Software)	3,248	117,870
Brown & Brown, Inc. (Insurance)	3,248	102,280
Brunswick Corp. (Leisure Time)	2,436	100,997
Cabela’s, Inc.* (Retail)	1,218	81,435
Cabot Corp. (Chemicals)	1,624	79,040
Cadence Design Systems, Inc.* (Computers)	7,917	111,788
Camden Property Trust (REIT)	2,436	150,594
CARBO Ceramics, Inc. (Oil & Gas Services)	609	70,108
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,827	136,166
Carpenter Technology Corp. (Iron/Steel)	1,421	82,574
Carter’s, Inc. (Apparel)	1,421	95,562
Cathay Bancorp, Inc. (Banks)	2,030	47,705
CBOE Holdings, Inc. (Diversified Financial Services)	2,436	126,721
Charles River Laboratories International, Inc.* (Biotechnology)	1,218	68,854
Chico’s FAS, Inc. (Retail)	4,263	70,766
Church & Dwight, Inc. (Household Products/Wares)	3,857	249,085
Ciena Corp.* (Telecommunications)	2,842	66,304
Cimarex Energy Co. (Oil & Gas)	2,436	238,680
Cinemark Holdings, Inc. (Entertainment)	2,842	83,299
City National Corp. (Banks)	1,218	88,122
Clarcor, Inc. (Miscellaneous Manufacturing)	1,421	78,752
Clean Harbors, Inc.* (Environmental Control)	1,421	79,690
Cleco Corp. (Electric)	1,624	79,349
Commerce Bancshares, Inc. (Banks)	2,233	97,069
Commercial Metals Co. (Iron/Steel)	3,248	61,907
Community Health Systems, Inc.* (Healthcare-Services)	3,045	126,107
CommVault Systems, Inc.* (Software)	1,218	84,127
Compass Minerals International, Inc. (Mining)	1,015	79,799
Compuware Corp. (Software)	5,887	59,694
Concur Technologies, Inc.* (Software)	1,218	147,793
Convergys Corp. (Commercial Services)	2,842	57,892
Con-way, Inc. (Transportation)	1,624	62,475
Copart, Inc.* (Retail)	3,045	104,383
CoreLogic, Inc.* (Commercial Services)	2,639	84,052
Corporate Office Properties Trust (REIT)	2,436	60,535
Corrections Corp. of America (REIT)	3,248	109,035
Covance, Inc.* (Healthcare-Services)	1,624	153,565
Crane Co. (Miscellaneous Manufacturing)	1,421	89,750
Cree, Inc.* (Semiconductors)	3,248	196,244
CST Brands, Inc. (Retail)	2,030	64,818
Cubist Pharmaceuticals, Inc.* (Biotechnology)	2,030	148,372
Cullen/Frost Bankers, Inc. (Banks)	1,421	105,182
Cypress Semiconductor Corp. (Semiconductors)	3,857	38,724
Cytec Industries, Inc. (Chemicals)	1,015	91,320
Dean Foods Co.* (Food)	2,639	41,696
Deckers Outdoor Corp.* (Apparel)	1,015	79,119
Deluxe Corp. (Commercial Services)	1,421	68,990
DeVry, Inc. (Commercial Services)	1,624	58,691
Dick’s Sporting Goods, Inc. (Retail)	2,842	149,205

See accompanying notes to the financial statements.

78 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Diebold, Inc. (Computers)	1,827	$61,369
Domino’s Pizza, Inc. (Retail)	1,624	114,671
Domtar Corp. (Forest Products & Paper)	812	87,217
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,654	150,765
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	2,030	68,492
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,030	115,710
Dril-Quip, Inc.* (Oil & Gas Services)	1,015	102,068
DST Systems, Inc. (Computers)	812	73,892
Duke Realty Corp. (REIT)	8,932	140,322
Eagle Materials, Inc. (Building Materials)	1,421	111,904
East West Bancorp, Inc. (Banks)	3,857	129,055
Eaton Vance Corp. (Diversified Financial Services)	3,248	123,651
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,248	213,979
Energen Corp. (Oil & Gas)	2,030	143,562
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,624	153,468
Equinix, Inc.* (Internet)	1,421	263,170
Equity One, Inc. (REIT)	1,827	41,400
Essex Property Trust, Inc. (REIT)	1,015	160,746
Esterline Technologies Corp.* (Aerospace/Defense)	812	83,595
Everest Re Group, Ltd. (Insurance)	1,218	176,318
Exelis, Inc. (Aerospace/Defense)	5,075	99,419
Extra Space Storage, Inc. (REIT)	3,045	139,035
FactSet Research Systems, Inc. (Media)	1,015	107,357
Fair Isaac Corp. (Software)	1,015	55,175
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,451	44,035
Federal Realty Investment Trust (REIT)	1,827	199,142
Federated Investors, Inc.—Class B (Diversified Financial Services)	2,639	70,963
Fidelity National Title Group, Inc.—Class A (Insurance)	7,511	236,897
First American Financial Corp. (Insurance)	2,842	73,665
First Horizon National Corp. (Banks)	6,496	76,393
First Niagara Financial Group, Inc. (Savings & Loans)	9,744	84,188
FirstMerit Corp. (Banks)	4,466	90,883
Flowers Foods, Inc. (Food)	4,872	102,068
Foot Locker, Inc. (Retail)	4,060	156,716
Fortinet, Inc.* (Computers)	3,654	77,465
Fortune Brands Home & Security, Inc. (Building Materials)	4,466	201,238
FTI Consulting, Inc.* (Commercial Services)	1,015	37,626
Fulton Financial Corp. (Banks)	5,278	65,183
Gartner Group, Inc.* (Commercial Services)	2,436	171,323
GATX Corp. (Trucking & Leasing)	1,218	70,522
General Cable Corp. (Electrical Components & Equipment)	1,421	40,541
Genesee & Wyoming, Inc.*—Class A (Transportation)	1,421	128,373
Gentex Corp. (Electronics)	4,060	131,503
Global Payments, Inc. (Commercial Services)	2,030	134,163
Graco, Inc. (Machinery-Diversified)	1,624	112,852
Granite Construction, Inc. (Engineering & Construction)	1,015	33,789
Great Plains Energy, Inc. (Electric)	4,263	105,211
Green Mountain Coffee Roasters, Inc.* (Beverages)	3,654	295,974
Greenhill & Co., Inc. (Diversified Financial Services)	812	42,183
Greif, Inc.—Class A (Packaging & Containers)	812	41,112
GUESS?, Inc. (Retail)	1,624	45,553
Gulfport Energy Corp.* (Oil & Gas)	2,233	136,101
Hancock Holding Co. (Banks)	2,233	77,262
Hanesbrands, Inc. (Apparel)	2,639	187,738
Hanover Insurance Group, Inc. (Insurance)	1,218	67,636
Harsco Corp. (Miscellaneous Manufacturing)	2,233	56,696
Hawaiian Electric Industries, Inc. (Electric)	2,639	68,667
HCC Insurance Holdings, Inc. (Insurance)	2,842	121,950
Health Net, Inc.* (Healthcare-Services)	2,233	73,443
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,639	53,809
Henry Schein, Inc.* (Healthcare-Products)	2,436	279,872
Herman Miller, Inc. (Office Furnishings)	1,624	45,520
Highwoods Properties, Inc. (REIT)	2,436	90,473
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,624	58,902
Hillshire Brands Co. (Food)	3,451	122,925
HMS Holdings Corp.* (Commercial Services)	2,436	56,101
HNI Corp. (Office Furnishings)	1,218	41,790
HollyFrontier Corp. (Oil & Gas)	5,481	253,769
Hologic, Inc.* (Healthcare-Products)	7,511	160,435
Home Properties, Inc. (REIT)	1,624	90,538
Hospitality Properties Trust (REIT)	4,060	104,342
HSN, Inc. (Retail)	812	44,473
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,421	165,873
Huntington Ingalls Industries, Inc. (Shipbuilding)	1,421	135,023
IDACORP, Inc. (Electric)	1,421	74,929
IDEX Corp. (Machinery-Diversified)	2,233	160,798
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,421	162,363
Informatica Corp.* (Software)	3,045	122,896
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	4,263	106,660
Ingredion, Inc. (Food)	2,030	126,470
Integrated Device Technology, Inc.* (Semiconductors)	3,857	37,220
InterDigital, Inc. (Telecommunications)	1,218	35,018
International Bancshares Corp. (Banks)	1,624	38,018
International Rectifier Corp.* (Semiconductors)	2,030	52,800
International Speedway Corp.—Class A (Entertainment)	812	27,259
Intersil Corp.—Class A (Semiconductors)	3,451	39,134
Intrepid Potash, Inc.* (Chemicals)	1,421	20,889
Itron, Inc.* (Electronics)	1,015	40,986
ITT Corp. (Miscellaneous Manufacturing)	2,436	99,754
J.B. Hunt Transport Services, Inc. (Transportation)	2,436	182,823
J.C. Penney Co., Inc.* (Retail)	8,323	49,272
Jack Henry & Associates, Inc. (Computers)	2,436	135,880
Janus Capital Group, Inc. (Diversified Financial Services)	4,060	44,619
Jarden Corp.* (Household Products/Wares)	3,248	196,341
JDS Uniphase Corp.* (Telecommunications)	6,293	83,633
JetBlue Airways Corp.* (Airlines)	5,887	51,570
John Wiley & Sons, Inc. (Media)	1,218	65,942

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 79

Common Stocks, continued

	Shares	Value
Jones Lang LaSalle, Inc. (Real Estate)	1,218	$139,169
KB Home (Home Builders)	2,233	43,186
KBR, Inc. (Engineering & Construction)	4,060	127,078
Kemper Corp. (Insurance)	1,421	52,222
Kennametal, Inc. (Hand/Machine Tools)	2,233	96,778
Kilroy Realty Corp. (REIT)	2,233	117,902
Kirby Corp.* (Transportation)	1,624	162,059
Lamar Advertising Co.*—Class A (Advertising)	1,827	88,902
Lancaster Colony Corp. (Food)	609	52,934
Landstar System, Inc. (Transportation)	1,218	69,962
Leidos Holdings, Inc. (Commercial Services)	2,030	92,040
Lennox International, Inc. (Building Materials)	1,218	105,430
Lexmark International, Inc.—Class A (Computers)	1,624	63,645
Liberty Property Trust (REIT)	4,060	147,784
Life Time Fitness, Inc.* (Leisure Time)	1,015	41,777
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,218	64,566
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,233	154,523
LKQ Corp.* (Distribution/Wholesale)	8,323	225,304
Louisiana-Pacific Corp.* (Building Materials)	3,857	67,613
M.D.C. Holdings, Inc.* (Home Builders)	1,015	31,353
Mack-Cali Realty Corp. (REIT)	2,436	49,280
Mallinckrodt PLC* (Pharmaceuticals)	1,624	93,916
Manpower, Inc. (Commercial Services)	2,233	173,951
ManTech International Corp.—Class A (Software)	609	17,722
Martin Marietta Materials (Building Materials)	1,218	132,774
Masimo Corp.* (Healthcare-Products)	1,421	41,564
Matson, Inc. (Transportation)	1,218	29,147
Matthews International Corp.—Class A (Commercial Services)	812	34,526
MDU Resources Group, Inc. (Electric)	5,278	169,107
Mednax, Inc.* (Healthcare—Services)	2,842	158,129
Mentor Graphics Corp. (Computers)	2,639	54,891
Mercury General Corp. (Insurance)	1,015	46,517
Meredith Corp. (Media)	1,015	46,467
Mettler Toledo International, Inc.* (Electronics)	812	199,996
Micros Systems, Inc.* (Computers)	2,030	112,726
Mid-America Apartment Communities, Inc. (REIT)	2,030	131,016
Mine Safety Appliances Co. (Environmental Control)	812	40,909
Minerals Technologies, Inc. (Chemicals)	1,015	52,455
MSC Industrial Direct Co.—Class A (Retail)	1,421	119,392
MSCI, Inc.*—Class A (Software)	3,248	138,755
Murphy USA, Inc.* (Oil & Gas)	1,218	47,185
National Fuel Gas Co. (Gas)	2,233	168,279
National Instruments Corp. (Electronics)	2,639	76,531
National Retail Properties, Inc. (REIT)	3,248	107,834
NCR Corp.* (Computers)	4,466	157,159
NeuStar, Inc.*—Class A (Telecommunications)	1,624	55,037
New York Community Bancorp (Savings & Loans)	12,180	197,194
NewMarket Corp. (Chemicals)	406	135,953
Nordson Corp. (Machinery-Diversified)	1,624	112,576
NVR, Inc.* (Home Builders)	203	234,143
Oceaneering International, Inc. (Oil & Gas Services)	3,045	207,517
Office Depot, Inc.* (Retail)	12,992	63,531
OGE Energy Corp. (Electric)	5,481	186,738
Oil States International, Inc.* (Oil & Gas Services)	1,421	133,503
Old Dominion Freight Line, Inc.* (Transportation)	1,827	99,096
Old Republic International Corp. (Insurance)	6,699	104,638
Olin Corp. (Chemicals)	2,233	57,410
OMEGA Healthcare Investors, Inc. (REIT)	3,451	110,225
Omnicare, Inc. (Pharmaceuticals)	2,842	177,511
ONE Gas, Inc.* (Pipelines)	1,421	48,485
Oshkosh Truck Corp. (Auto Manufacturers)	2,436	131,885
Owens & Minor, Inc. (Distribution/Wholesale)	1,827	63,287
Packaging Corp. of America (Packaging & Containers)	2,639	170,479
Panera Bread Co.*—Class A (Retail)	812	137,285
Patterson-UTI Energy, Inc. (Oil & Gas)	3,857	99,086
Plantronics, Inc. (Telecommunications)	1,218	52,289
PNM Resources, Inc. (Electric)	2,233	55,043
Polaris Industries, Inc. (Leisure Time)	1,827	228,740
Polycom, Inc.* (Telecommunications)	3,857	46,014
Post Holdings, Inc.* (Food)	812	43,466
Potlatch Corp. (REIT)	1,015	40,600
Primerica, Inc. (Insurance)	1,421	59,866
Prosperity Bancshares, Inc. (Banks)	1,624	101,597
Protective Life Corp. (Insurance)	2,233	109,439
PTC, Inc.* (Software)	3,248	115,889
Questar Corp. (Gas)	4,872	113,615
R.R. Donnelley & Sons Co. (Commercial Services)	5,075	93,735
Rackspace Hosting, Inc.* (Internet)	3,045	110,868
Raymond James Financial Corp. (Diversified Financial Services)	3,451	175,690
Rayonier, Inc. (REIT)	3,451	152,741
Realty Income Corp. (REIT)	5,684	231,793
Regal-Beloit Corp. (Hand/Machine Tools)	1,218	90,242
Regency Centers Corp. (REIT)	2,436	117,269
Reinsurance Group of America, Inc. (Insurance)	2,030	151,580
Reliance Steel & Aluminum Co. (Iron/Steel)	2,030	141,999
RenaissanceRe Holdings (Insurance)	1,218	110,485
Rent-A-Center, Inc. (Commercial Services)	1,421	35,440
ResMed, Inc. (Healthcare-Products)	3,857	168,204
RF Micro Devices, Inc.* (Telecommunications)	7,714	41,116
Riverbed Technology, Inc.* (Computers)	4,466	88,070
Rock-Tenn Co.—Class A (Packaging & Containers)	2,030	206,004
Rollins, Inc. (Commercial Services)	1,827	52,654
Rosetta Resources, Inc.* (Oil & Gas)	1,624	69,199
Rovi Corp.* (Semiconductors)	2,842	60,279
Royal Gold, Inc. (Mining)	1,827	102,203
RPM, Inc. (Chemicals)	3,654	144,954
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,624	158,080
Science Applications International Corp. (Commercial Services)	1,218	45,078
Scientific Games Corp.*—Class A (Entertainment)	1,421	20,008
SEI Investments Co. (Commercial Services)	3,857	131,369
Semtech Corp.* (Semiconductors)	1,827	41,674
Senior Housing Properties Trust (REIT)	5,075	114,289
Sensient Technologies Corp. (Chemicals)	1,421	69,515
Service Corp. International (Commercial Services)	5,887	104,200
Signature Bank* (Banks)	1,218	148,669
Signet Jewelers, Ltd. (Retail)	2,233	177,635

See accompanying notes to the financial statements.

80 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Silgan Holdings, Inc. (Packaging & Containers)	1,218	$55,821
Silicon Laboratories, Inc.* (Semiconductors)	1,015	47,949
Sirona Dental Systems, Inc.* (Healthcare-Products)	1,624	116,831
Skyworks Solutions, Inc.* (Semiconductors)	5,075	153,519
SL Green Realty Corp. (REIT)	2,639	247,458
SM Energy Co. (Oil & Gas)	1,827	151,203
Smith Corp. (Miscellaneous Manufacturing)	2,030	95,857
Solarwinds, Inc.* (Software)	1,827	72,879
Solera Holdings, Inc. (Software)	1,827	122,098
Sonoco Products Co. (Packaging & Containers)	2,842	117,602
Sotheby’s—Class A (Commercial Services)	1,827	87,550
SPX Corp. (Miscellaneous Manufacturing)	1,218	121,276
StanCorp Financial Group, Inc. (Insurance)	1,218	78,257
Steel Dynamics, Inc. (Iron/Steel)	6,090	100,485
STERIS Corp. (Healthcare-Products)	1,624	74,525
SunEdison, Inc.* (Semiconductors)	6,699	93,183
Superior Energy Services, Inc.* (Oil & Gas Services)	4,466	105,576
SUPERVALU, Inc.* (Food)	5,481	31,680
SVB Financial Group* (Banks)	1,218	136,696
Synopsys, Inc.* (Computers)	4,263	169,922
Synovus Financial Corp. (Banks)	26,593	89,087
Taubman Centers, Inc. (REIT)	1,827	118,792
TCF Financial Corp. (Banks)	4,466	71,903
Tech Data Corp.* (Electronics)	1,015	54,729
Techne Corp. (Healthcare-Products)	812	73,786
Teleflex, Inc. (Healthcare-Products)	1,218	114,054
Telephone & Data Systems, Inc. (Telecommunications)	2,639	71,306
Tempur-Pedic International, Inc.* (Home Furnishings)	1,624	80,047
Teradyne, Inc.* (Semiconductors)	5,278	99,279
Terex Corp. (Machinery-Diversified)	3,045	124,845
The Brink’s Co. (Commercial Services)	1,421	44,960
The Cheesecake Factory, Inc. (Retail)	1,218	54,250
The Cooper Cos., Inc. (Healthcare-Products)	1,421	176,602
The Corporate Executive Board Co. (Commercial Services)	1,015	74,197
The Hain Celestial Group, Inc.* (Food)	1,218	111,923
The New York Times Co.—Class A (Media)	3,451	48,797
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,218	72,337
The Timken Co. (Metal Fabricate/Hardware)	2,233	125,784
The Valspar Corp. (Chemicals)	2,233	156,935
The Wendy’s Co. (Retail)	7,714	69,966
Thor Industries, Inc. (Home Builders)	1,218	62,569
Thoratec Corp.* (Healthcare-Products)	1,624	56,743
Tibco Software, Inc.* (Internet)	4,263	90,759
Tidewater, Inc. (Transportation)	1,421	73,679
Toll Brothers, Inc.* (Home Builders)	4,263	156,665
Tootsie Roll Industries, Inc. (Food)	609	18,477
Towers Watson & Co.—Class A (Commercial Services)	1,827	213,613
Trimble Navigation, Ltd.* (Electronics)	7,105	229,704
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,233	130,028
Triumph Group, Inc. (Aerospace/Defense)	1,421	97,225
Trustmark Corp. (Banks)	1,827	43,410
Tupperware Corp. (Household Products/Wares)	1,421	111,350
tw telecom, Inc.* (Telecommunications)	3,857	113,627
UDR, Inc. (REIT)	6,902	167,994
UGI Corp. (Gas)	3,045	132,123
Under Armour, Inc.*—Class A (Apparel)	2,233	241,411
Unit Corp.* (Oil & Gas)	1,218	60,863
United Natural Foods, Inc.* (Food)	1,421	96,017
United Rentals, Inc.* (Commercial Services)	2,639	213,601
United Therapeutics Corp.* (Biotechnology)	1,218	124,991
Universal Corp. (Agriculture)	609	31,254
Universal Health Services, Inc.—Class B (Healthcare-Services)	2,436	199,801
URS Corp. (Engineering & Construction)	2,030	101,906
UTI Worldwide, Inc. (Transportation)	2,436	38,148
Valley National Bancorp (Banks)	5,481	53,111
Valmont Industries, Inc. (Metal Fabricate/Hardware)	812	118,861
ValueClick, Inc.* (Internet)	1,624	34,916
VCA Antech, Inc.* (Pharmaceuticals)	2,436	77,806
Vectren Corp. (Gas)	2,233	81,549
VeriFone Systems, Inc.* (Software)	3,045	88,335
Vishay Intertechnology, Inc.* (Electronics)	3,654	49,621
W.R. Berkley Corp. (Insurance)	3,045	118,024
Wabtec Corp. (Machinery-Diversified)	2,639	194,785
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,436	157,902
Washington Federal, Inc. (Savings & Loans)	2,842	62,183
Waste Connections, Inc. (Environmental Control)	3,451	141,076
Watsco, Inc. (Distribution/Wholesale)	812	76,831
Webster Financial Corp. (Banks)	2,436	73,908
Weingarten Realty Investors (REIT)	3,045	88,275
WellCare Health Plans, Inc.* (Healthcare-Services)	1,218	79,304
Werner Enterprises, Inc. (Transportation)	1,218	31,741
Westamerica Bancorp (Banks)	812	40,080
Westar Energy, Inc. (Electric)	3,451	114,470
WEX, Inc.* (Commercial Services)	1,015	83,595
WGL Holdings, Inc. (Gas)	1,421	53,685
Whitewave Foods Co.* (Food)	4,669	113,036
Williams-Sonoma, Inc. (Retail)	2,436	132,811
Woodward, Inc. (Electronics)	1,624	69,588
World Fuel Services Corp. (Retail)	2,030	86,722
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,421	57,607
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	1,421	78,098
TOTAL COMMON STOCKS (Cost $27,087,179)		41,310,915

Repurchase Agreements(a)(b) (33.8%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $23,380,005	$23,380,000	$23,380,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,380,000)		23,380,000
TOTAL INVESTMENT SECURITIES (Cost $50,467,179)—93.5%		64,690,915
Net other assets (liabilities)—6.5%		4,520,978
NET ASSETS—100.0%		$69,211,893

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 81

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $10,911,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $13,223,930)	101	$276,057

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	(0.57)%	2/28/14	$20,056,843	$208,920
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P MidCap 400 ETF	(0.32)%	2/28/14	10,341,808	124,459
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	(0.42)%	2/28/14	35,628,977	203,128
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P MidCap 400 ETF	(0.42)%	2/28/14	17,983,318	116,672
				$653,179

UltraMid-Cap ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Advertising	$88,902	0.1%
Aerospace/Defense	606,645	0.9%
Agriculture	31,254	NM
Airlines	196,031	0.3%
Apparel	603,830	0.9%
Auto Manufacturers	131,885	0.2%
Banks	1,768,678	2.6%
Beverages	295,974	0.4%
Biotechnology	419,633	0.6%
Building Materials	618,959	0.9%
Chemicals	1,140,190	1.6%
Coal	34,591	NM
Commercial Services	2,289,148	3.3%
Computers	1,311,936	1.9%
Distribution/Wholesale	618,105	0.9%
Diversified Financial Services	1,024,850	1.5%
Electric	1,078,515	1.6%
Electrical Components & Equipment	514,617	0.7%
Electronics	1,011,066	1.5%
Engineering & Construction	338,433	0.5%
Entertainment	273,478	0.4%
Environmental Control	261,675	0.4%
Food	860,692	1.2%
Forest Products & Paper	87,217	0.1%
Gas	666,203	1.0%
Hand/Machine Tools	341,543	0.5%
Healthcare-Products	1,604,504	2.3%
Healthcare-Services	854,915	1.2%
Home Builders	527,916	0.8%
Home Furnishings	80,047	0.1%
Household Products/Wares	629,113	0.9%
Insurance	2,112,422	3.1%
Internet	602,610	0.9%
Investment Companies	51,400	0.1%
Iron/Steel	386,965	0.6%
Leisure Time	371,514	0.5%
Machinery-Diversified	913,865	1.3%
Media	373,213	0.5%
Metal Fabricate/Hardware	302,253	0.4%
Mining	182,002	0.3%
Miscellaneous Manufacturing	1,075,606	1.6%
Office Furnishings	87,310	0.1%
Oil & Gas	1,316,429	1.9%
Oil & Gas Services	788,292	1.1%
Packaging & Containers	591,018	0.9%
Pharmaceuticals	721,291	1.0%
Pipelines	48,485	0.1%
Real Estate	186,805	0.3%
REIT	3,693,514	5.3%
Retail	2,367,735	3.4%
Savings & Loans	373,130	0.5%
Semiconductors	1,060,263	1.5%
Shipbuilding	135,023	0.2%
Software	1,588,940	2.3%
Telecommunications	605,577	0.9%
Transportation	877,502	1.3%
Trucking & Leasing	70,522	0.1%
Water	116,684	0.2%
Other**	27,900,978	40.3%
Total	$69,211,893	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

82 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (56.8%)

	Percentage of Net Assets	Shares	Value
Acuity Brands, Inc. (Electrical Components & Equipment)	0.2%	1,170	$148,636
Align Technology, Inc.* (Healthcare-Products)	0.2%	1,950	115,869
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	0.2%	1,560	130,509
ARRIS Group, Inc.* (Telecommunications)	0.1%	3,315	85,858
Aspen Technology, Inc.* (Software)	0.2%	2,535	115,519
athenahealth, Inc.* (Software)	0.2%	975	143,715
Brunswick Corp. (Leisure Time)	0.2%	2,535	105,102
Buffalo Wild Wings, Inc.* (Retail)	0.1%	585	82,987
Centene Corp.* (Healthcare-Services)	0.1%	1,560	94,536
Cepheid, Inc.* (Healthcare-Products)	0.1%	1,950	103,077
Cleco Corp. (Electric)	0.1%	1,755	85,748
CNO Financial Group, Inc. (Insurance)	0.1%	6,045	102,401
Cognex Corp.* (Machinery-Diversified)	0.1%	2,340	92,313
CommVault Systems, Inc.* (Software)	0.1%	1,365	94,281
CoStar Group, Inc.* (Commercial Services)	0.2%	780	134,190
Curtiss-Wright Corp. (Aerospace/Defense)	0.1%	1,365	83,838
EnerSys (Electrical Components & Equipment)	0.1%	1,365	92,902
FEI Co. (Electronics)	0.1%	975	91,376
Fifth & Pacific Cos., Inc.* (Retail)	0.1%	3,315	95,140
Financial Engines, Inc. (Diversified Financial Services)	0.1%	1,365	83,157
FirstMerit Corp. (Banks)	0.1%	4,485	91,269
HEICO Corp. (Aerospace/Defense)	0.2%	1,950	103,778
Highwoods Properties, Inc. (REIT)	0.1%	2,340	86,909
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	0.2%	3,120	159,306
LaSalle Hotel Properties (REIT)	0.1%	2,730	83,976
Live Nation, Inc.* (Commercial Services)	0.1%	3,900	82,953
Medidata Solutions, Inc.* (Software)	0.1%	1,560	98,436
NPS Pharmaceuticals, Inc.* (Biotechnology)	0.1%	2,925	104,656
PolyOne Corp. (Chemicals)	0.1%	2,730	97,078
Prosperity Bancshares, Inc. (Banks)	0.1%	1,755	109,792
PTC, Inc.* (Software)	0.2%	3,315	118,280
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	0.1%	1,365	91,468
Rite Aid Corp.* (Retail)	0.2%	20,475	113,636
RLJ Lodging Trust (REIT)	0.1%	3,510	87,680
Sotheby’s—Class A (Commercial Services)	0.1%	1,950	93,445
SunEdison, Inc.* (Semiconductors)	0.1%	6,630	92,222
Targa Resources Corp. (Oil & Gas Services)	0.1%	975	88,033
Team Health Holdings, Inc.* (Commercial Services)	0.1%	1,950	84,161
Teledyne Technologies, Inc.* (Aerospace/Defense)	0.1%	975	89,573
Tenneco, Inc.* (Auto Parts & Equipment)	0.1%	1,755	99,754
The Hain Celestial Group, Inc.* (Food)	0.1%	975	89,593
The Middleby Corp.* (Machinery-Diversified)	0.2%	585	144,248
The Ultimate Software Group, Inc.* (Software)	0.2%	780	127,318
Tyler Technologies, Inc.* (Software)	0.1%	975	102,813
United Natural Foods, Inc.* (Food)	0.1%	1,365	92,233
West Pharmaceutical Services, Inc. (Healthcare-Products)	0.1%	1,950	92,528
Woodward, Inc. (Electronics)	0.1%	1,950	83,558
Other Common Stocks	50.8%	2,304,866	36,609,855
TOTAL COMMON STOCKS (Cost $30,930,526)			41,399,705

Contingent Right (0.0%)

Trius Therapeutics, Inc.*(a) (Biotechnology)	1,015	—
TOTAL CONTINGENT RIGHT (Cost $—)		—

Warrant (0.0%)

Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	406	—
TOTAL WARRANT (Cost $—)		—

Repurchase Agreements(b)(c) (41.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $30,186,007	$30,186,000	$30,186,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,186,000)		30,186,000
TOTAL INVESTMENT SECURITIES (Cost $61,116,526)—98.3%		71,585,705
Net other assets (liabilities)—1.7%		1,211,963
NET ASSETS—100.0%		$72,797,668

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 83

*	Non-income producing security
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $13,574,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 3/24/14 (Underlying notional amount at value $9,694,780)	86	$250,977

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the iShares Russell 2000 ETF	(0.12)%	2/28/14	$16,114,252	$53,014
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	(0.32)%	2/28/14	16,150,461	55,092
Equity Index Swap Agreement with UBS AG, based on the iShares Russell 2000 ETF	0.18%	2/28/14	27,010,980	63,331
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	0.03%	2/28/14	35,187,433	243,660
				$415,097

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Advertising	$71,419	0.1%
Aerospace/Defense	628,163	0.9%
Agriculture	118,289	0.2%
Airlines	195,800	0.3%
Apparel	330,762	0.5%
Auto Manufacturers	29,408	NM
Auto Parts & Equipment	475,625	0.7%
Banks	2,621,946	3.6%
Biotechnology	1,302,358	1.8%
Building Materials	496,946	0.7%
Chemicals	878,190	1.2%
Coal	169,233	0.2%
Commercial Services	2,589,622	3.6%
Computers	836,189	1.1%
Cosmetics/Personal Care	21,154	NM
Distribution/Wholesale	351,281	0.5%
Diversified Financial Services	911,565	1.3%
Electric	877,104	1.2%
Electrical Components & Equipment	690,355	0.9%
Electronics	866,898	1.2%
Energy-Alternate Sources	108,211	0.1%
Engineering & Construction	306,207	0.4%
Entertainment	263,359	0.4%
Environmental Control	217,355	0.3%
Food	691,792	1.0%
Forest Products & Paper	248,752	0.3%
Gas	378,257	0.5%
Hand/Machine Tools	54,382	0.1%
Healthcare-Products	1,706,587	2.3%
Healthcare-Services	700,707	1.0%
Holding Companies-Diversified	73,523	0.1%
Home Builders	308,703	0.4%
Home Furnishings	208,428	0.3%
Household Products/Wares	155,154	0.2%
Housewares	16,801	NM
Insurance	1,045,153	1.4%
Internet	1,170,916	1.6%
Investment Companies	442,320	0.6%
Iron/Steel	116,879	0.2%
Leisure Time	234,254	0.3%
Lodging	102,207	0.1%
Machinery-Construction & Mining	21,762	NM
Machinery-Diversified	472,202	0.6%
Media	428,472	0.6%
Metal Fabricate/Hardware	285,618	0.4%
Mining	369,431	0.5%
Miscellaneous Manufacturing	699,282	1.0%
Office Furnishings	196,131	0.3%
Oil & Gas	1,175,914	1.6%
Oil & Gas Services	691,267	0.9%
Packaging & Containers	92,216	0.1%
Pharmaceuticals	1,395,689	1.9%
Pipelines	160,618	0.2%
Private Equity	53,455	0.1%
Real Estate	135,470	0.2%
REIT	3,117,792	4.4%
Retail	2,400,152	3.3%
Savings & Loans	485,505	0.7%
Semiconductors	1,511,472	2.1%
Software	2,291,172	3.1%
Storage/Warehousing	75,752	0.1%
Telecommunications	1,351,332	1.9%
Textiles	32,696	NM
Toys/Games/Hobbies	18,377	NM
Transportation	750,469	1.0%
Trucking & Leasing	91,802	0.1%

See accompanying notes to the financial statements.

84 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

	Value	% of Net Assets
Water	$83,403	0.1%
Other**	31,397,963	43.2%
Total	$72,797,668	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2013 (unaudited) :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 85

Common Stocks (45.4%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	5,488	$703,507
American Express Co. (Diversified Financial Services)	5,488	466,590
AT&T, Inc. (Telecommunications)	5,488	182,860
Boeing Co. (Aerospace/Defense)	5,488	687,426
Caterpillar, Inc. (Machinery-Construction & Mining)	5,488	515,378
Chevron Corp. (Oil & Gas)	5,488	612,626
Cisco Systems, Inc. (Telecommunications)	5,488	120,242
Coca-Cola Co. (Beverages)	5,488	207,556
E.I. du Pont de Nemours & Co. (Chemicals)	5,488	334,823
Exxon Mobil Corp. (Oil & Gas)	5,488	505,774
General Electric Co. (Miscellaneous Manufacturing)	5,488	137,913
Intel Corp. (Semiconductors)	5,488	134,676
International Business Machines Corp. (Computers)	5,488	969,619
J.P. Morgan Chase & Co. (Banks)	5,488	303,816
Johnson & Johnson (Pharmaceuticals)	5,488	485,524
McDonald’s Corp. (Retail)	5,488	516,804
Merck & Co., Inc. (Pharmaceuticals)	5,488	290,699
Microsoft Corp. (Software)	5,488	207,721
NIKE, Inc.—Class B (Apparel)	5,488	399,801
Pfizer, Inc. (Pharmaceuticals)	5,488	166,835
Procter & Gamble Co. (Cosmetics/Personal Care)	5,488	420,491
The Goldman Sachs Group, Inc. (Banks)	5,488	900,690
The Home Depot, Inc. (Retail)	5,488	421,753
The Travelers Cos., Inc. (Insurance)	5,488	446,065
United Technologies Corp. (Aerospace/Defense)	5,488	625,742
UnitedHealth Group, Inc. (Healthcare-Services)	5,488	396,673
Verizon Communications, Inc. (Telecommunications)	5,488	263,534
Visa, Inc.—Class A (Diversified Financial Services)	5,488	1,182,279
Wal-Mart Stores, Inc. (Retail)	5,488	409,844
Walt Disney Co. (Media)	5,488	398,484
TOTAL COMMON STOCKS (Cost $7,872,895)		13,415,745

Repurchase Agreements(a)(b) (18.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $5,428,001	$5,428,000	$5,428,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,428,000)		5,428,000
TOTAL INVESTMENT SECURITIES (Cost $13,300,895)—63.7%		18,843,745
Net other assets (liabilities)—36.3%		10,749,145
NET ASSETS—100.0%		$29,592,890

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $3,223,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts expiring 3/24/14 (Underlying notional amount at value $4,064,320)	52	$(33,662)

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	(0.72)%	2/28/14	$1,636,859	$(14,629)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR Dow Jones Industrial Average ETF	(0.54)%	2/28/14	1,755,611	(15,004)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(0.47)%	2/28/14	22,468,345	(124,156)
Equity Index Swap Agreement with UBS AG, based on the SPDR Dow Jones Industrial Average ETF	(0.42)%	2/28/14	16,082,067	(53,109)
				$(206,898)

See accompanying notes to the financial statements.

86 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

UltraDow 30 ProFund invested in the following industries as of January 31, 2014:

		% of
	Value	Net Assets
Aerospace/Defense	$1,313,168	4.4%
Apparel	399,801	1.4%
Banks	1,204,505	4.1%
Beverages	207,556	0.7%
Chemicals	334,823	1.1%
Computers	969,620	3.3%
Cosmetics/Personal Care	420,491	1.4%
Diversified Financial Services	1,648,869	5.7%
Healthcare-Services	396,673	1.3%
Insurance	446,065	1.5%
Machinery-Construction & Mining	515,378	1.7%
Media	398,484	1.3%
Miscellaneous Manufacturing	841,420	2.8%
Oil & Gas	1,118,400	3.8%
Pharmaceuticals	943,058	3.2%
Retail	1,348,401	4.6%
Semiconductors	134,676	0.5%
Software	207,721	0.7%
Telecommunications	566,636	1.9%
Other**	16,177,145	54.6%
Total	$29,592,890	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: UltraNASDAQ-100 ProFund :: 87

Common Stocks (47.2%)

	Shares	Value
Activision Blizzard, Inc. (Software)	21,460	$367,610
Adobe Systems, Inc.* (Software)	15,392	911,052
Akamai Technologies, Inc.* (Software)	5,476	261,096
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,068	963,174
Altera Corp. (Semiconductors)	9,916	331,492
Amazon.com, Inc.* (Internet)	14,060	5,043,182
Amgen, Inc. (Biotechnology)	23,236	2,763,922
Analog Devices, Inc. (Semiconductors)	9,620	464,357
Apple Computer, Inc. (Computers)	27,676	13,854,605
Applied Materials, Inc. (Semiconductors)	37,000	622,340
Autodesk, Inc.* (Software)	6,956	356,495
Automatic Data Processing, Inc. (Commercial Services)	14,800	1,133,680
Avago Technologies, Ltd. (Semiconductors)	7,696	420,509
Baidu, Inc.*ADR (Internet)	8,436	1,320,234
Bed Bath & Beyond, Inc.* (Retail)	6,660	425,241
Biogen Idec, Inc.* (Biotechnology)	7,252	2,267,265
Broadcom Corp.—Class A (Semiconductors)	15,984	475,684
C.H. Robinson Worldwide, Inc. (Transportation)	4,736	277,245
CA, Inc. (Software)	13,912	446,297
Catamaran Corp.* (Pharmaceuticals)	6,364	309,418
Celgene Corp.* (Biotechnology)	12,728	1,933,765
Cerner Corp.* (Software)	10,508	597,800
Charter Communications, Inc.*—Class A (Media)	3,256	446,072
Check Point Software Technologies, Ltd.* (Software)	6,068	397,029
Cisco Systems, Inc. (Telecommunications)	164,724	3,609,103
Citrix Systems, Inc.* (Software)	5,772	312,092
Cognizant Technology Solutions Corp.* (Computers)	9,324	903,682
Comcast Corp.—Class A (Media)	65,860	3,586,076
Costco Wholesale Corp. (Retail)	13,468	1,513,264
DIRECTV*—Class A (Media)	16,132	1,120,045
Discovery Communications, Inc.*—Class A (Media)	4,588	366,031
DISH Network Corp.*—Class A (Media)	6,808	383,835
Dollar Tree, Inc.* (Retail)	6,364	321,509
eBay, Inc.* (Internet)	39,960	2,125,872
Equinix, Inc.* (Internet)	1,480	274,096
Expedia, Inc. (Internet)	3,552	230,809
Expeditors International of Washington, Inc. (Transportation)	6,364	260,033
Express Scripts Holding Co.* (Pharmaceuticals)	24,864	1,857,093
F5 Networks, Inc.* (Internet)	2,368	253,376
Facebook, Inc.*—Class A (Internet)	57,720	3,611,540
Fastenal Co. (Distribution/Wholesale)	9,176	403,102
Fiserv, Inc.* (Software)	7,992	447,952
Garmin, Ltd. (Electronics)	6,068	273,363
Gilead Sciences, Inc.* (Biotechnology)	47,212	3,807,648
Google, Inc.*—Class A (Internet)	8,584	10,137,446
Green Mountain Coffee Roasters, Inc.* (Beverages)	4,588	371,628
Henry Schein, Inc.* (Healthcare-Products)	2,664	306,067
Illumina, Inc.* (Biotechnology)	3,848	584,896
Intel Corp. (Semiconductors)	153,180	3,759,037
Intuit, Inc. (Software)	8,732	639,619
Intuitive Surgical, Inc.* (Healthcare-Products)	1,184	482,575
KLA-Tencor Corp. (Semiconductors)	5,180	318,415
Kraft Foods Group, Inc. (Food)	18,352	960,727
Liberty Global PLC*—Class A (Media)	6,808	544,163
Liberty Media Corp.* (Media)	3,256	428,457
Liberty Media Holding Corp.—Interactive Series A* (Internet)	14,800	395,308
Linear Technology Corp. (Semiconductors)	7,252	323,004
Marriott International, Inc.—Class A (Lodging)	9,176	452,377
Mattel, Inc. (Toys/Games/Hobbies)	10,360	392,022
Maxim Integrated Products, Inc. (Semiconductors)	8,732	264,230
Micron Technology, Inc.* (Semiconductors)	32,412	746,772
Microsoft Corp. (Software)	257,224	9,735,929
Mondelez International, Inc.—Class A (Food)	54,020	1,769,156
Monster Beverage Corp.* (Beverages)	5,180	351,722
Mylan Laboratories, Inc.* (Pharmaceuticals)	11,840	537,654
NetApp, Inc. (Computers)	10,508	444,909
Netflix, Inc.* (Internet)	1,776	726,970
NVIDIA Corp. (Semiconductors)	17,464	274,185
NXP Semiconductors NV* (Semiconductors)	7,548	364,946
O’Reilly Automotive, Inc.* (Retail)	3,256	426,471
PACCAR, Inc. (Auto Manufacturers)	10,952	613,312
Paychex, Inc. (Software)	11,248	470,391
Priceline.com, Inc.* (Internet)	1,628	1,863,881
Qualcomm, Inc. (Semiconductors)	52,096	3,866,566
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,960	854,226
Ross Stores, Inc. (Retail)	6,660	452,281
SanDisk Corp. (Computers)	6,956	483,790
SBA Communications Corp.*—Class A (Telecommunications)	3,996	370,629
Seagate Technology PLC (Computers)	10,064	531,983
Sigma-Aldrich Corp. (Chemicals)	3,700	343,989
Sirius XM Holdings, Inc.* (Media)	189,144	677,136
Staples, Inc. (Retail)	20,128	264,884
Starbucks Corp. (Retail)	23,236	1,652,544
Stericycle, Inc.* (Commercial Services)	2,664	311,848
Symantec Corp. (Internet)	21,460	459,459
Tesla Motors, Inc.* (Auto Manufacturers)	3,848	698,066
Texas Instruments, Inc. (Semiconductors)	33,744	1,430,746
Tractor Supply Co. (Retail)	4,292	285,461
TripAdvisor, Inc.* (Internet)	3,996	308,451
Twenty-First Century Fox, Inc.—Class A (Media)	45,732	1,455,192
Verisk Analytics, Inc.*—Class A (Commercial Services)	5,180	330,795
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,252	573,198
Viacom, Inc.—Class B (Media)	12,136	996,366
VimpelCom, Ltd.ADR (Telecommunications)	50,912	493,337
Vodafone Group PLCADR (Telecommunications)	30,488	1,129,885
Western Digital Corp. (Computers)	7,252	624,905
Whole Foods Market, Inc. (Food)	11,396	595,555
Wynn Resorts, Ltd. (Lodging)	3,108	675,741
Xilinx, Inc. (Semiconductors)	8,288	384,729
Yahoo!, Inc.* (Internet)	31,228	1,124,833
TOTAL COMMON STOCKS (Cost $54,730,304)		122,112,949

See accompanying notes to the financial statements.

88 :: UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Repurchase Agreements(a)(b) (43.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $112,776,025	$112,776,000	$112,776,000
TOTAL REPURCHASE AGREEMENTS (Cost $112,776,000)		112,776,000
TOTAL INVESTMENT SECURITIES (Cost $167,506,304)—90.8%		234,888,949
Net other assets (liabilities)—9.2%		23,698,137
NET ASSETS—100.0%		$258,587,086

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $49,536,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $46,167,390)	657	$316,643

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	(0.72)%	2/28/14	$29,211,280	$177,876
Equity Index Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ Trust, Series 1 ETF	(0.52)%	2/28/14	35,890,232	99,175
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(0.47)%	2/28/14	175,227,678	714,920
Equity Index Swap Agreement with UBS AG, based on the PowerShares QQQ Trust, Series 1 ETF	(0.42)%	2/28/14	108,736,042	548,306
				$1,540,277

UltraNASDAQ-100 ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Auto Manufacturers	$1,311,378	0.5%
Beverages	723,350	0.3%
Biotechnology	13,748,094	5.3%
Chemicals	343,989	0.1%
Commercial Services	1,776,323	0.7%
Computers	16,843,874	6.5%
Distribution/Wholesale	403,102	0.2%
Electronics	273,363	0.1%
Food	3,325,437	1.3%
Healthcare-Products	788,642	0.3%
Internet	27,875,458	10.7%
Lodging	1,128,118	0.4%
Media	10,003,373	3.9%
Pharmaceuticals	2,704,164	1.0%
Retail	5,341,656	2.1%
Semiconductors	14,047,012	5.4%
Software	14,943,362	5.8%
Telecommunications	5,602,954	2.2%
Toys/Games/Hobbies	392,022	0.2%
Transportation	537,278	0.2%
Other**	136,474,137	52.8%
Total	$258,587,086	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: UltraInternational ProFund :: 89

Repurchase Agreements(a)(b) (106.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $56,684,012	$56,684,000	$56,684,000
TOTAL REPURCHASE AGREEMENTS (Cost $56,684,000)		56,684,000
TOTAL INVESTMENT SECURITIES (Cost $56,684,000)—106.1%		56,684,000
Net other assets (liabilities)—(6.1)%		(3,268,463)
NET ASSETS—100.0%		$53,415,537

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $3,069,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements*

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	(0.42)%	2/28/14	$1,221,493	$(17,262)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(0.92)%	2/28/14	105,634,282	(1,568,452)
				$(1,585,714)

*

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

90 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (64.3%)

	Shares	Value
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors)	23,940	$108,209
Ambev S.A.ADR (Beverages)	88,620	579,574
America Movil S.A.B. de C.V.ADR (Telecommunications)	44,310	942,030
Baidu, Inc.*ADR (Internet)	5,250	821,625
BRF-Brazil Foods S.A.ADR (Food)	12,600	222,768
Cemex S.A.B. de C.V.*ADR (Building Materials)	22,050	272,759
China Life Insurance Co., Ltd.ADR (Insurance)	9,660	393,548
China Mobile, Ltd.ADR (Telecommunications)	20,370	974,704
China Petroleum and Chemical Corp.ADR (Oil & Gas)	5,040	397,303
China Telecom Corp., Ltd.ADR (Telecommunications)	2,730	124,652
China Unicom, Ltd.ADR (Telecommunications)	8,820	115,013
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	7,350	216,090
CNOOC, Ltd.ADR (Oil & Gas)	3,150	485,195
Ctrip.com International, Ltd.*ADR (Internet)	2,520	99,565
Ecopetrol S.A.ADR (Oil & Gas)	4,830	165,476
Embraer S.A.ADR (Aerospace/Defense)	3,150	96,674
Enersis S.A.ADR (Electric)	7,560	100,321
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	3,570	322,157
Grupo Televisa S.A.ADR (Media)	7,560	219,694
HDFC Bank, Ltd.ADR (Banks)	7,560	236,553
ICICI Bank, Ltd.ADR (Banks)	5,460	175,648
Infosys Technologies, Ltd.ADR (Computers)	9,450	553,580
KB Financial Group, Inc.*ADR (Diversified Financial Services)	7,560	253,638
Korea Electric Power Corp.*ADR (Electric)	10,080	164,405
Latam Airlines Group S.A.ADR (Airlines)	6,300	87,570
LG Display Co., Ltd.*ADR (Electronics)	8,610	100,995
Mobile TeleSystemsADR (Telecommunications)	9,870	170,258
Netease.com, Inc.*ADR (Internet)	1,470	110,206
PetroChina Co., Ltd.ADR (Oil & Gas)	4,200	402,822
Petroleo Brasileiro S.A.ADR (Oil & Gas)	28,980	324,866
Philippine Long Distance Telephone Co.ADR (Telecommunications)	1,680	100,094
POSCOADR (Iron/Steel)	6,090	414,059
PT Telekomunikasi IndonesiaADR (Telecommunications)	4,410	159,951
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	1,470	148,588
Sasol, Ltd.ADR (Chemicals)	9,870	475,635
Shinhan Financial Group Co., Ltd.*ADR (Diversified Financial Services)	9,240	382,444
SK Telecom Co., Ltd.ADR (Telecommunications)	6,930	152,044
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	71,820	1,215,194
Tata Motors, Ltd.ADR (Auto Manufacturers)	3,570	99,425
Ultrapar Participacoes S.A.ADR (Chemicals)	7,980	175,959
Vale S.A.ADR (Iron/Steel)	25,410	345,576
Wipro, Ltd.ADR (Computers)	11,340	146,740
YPF S.A.ADR (Oil & Gas)	3,780	83,878
TOTAL COMMON STOCKS (Cost $10,978,840)		13,137,485

Preferred Stocks (11.5%)

Banco Bradesco S.A.ADR (Banks)	40,950	431,204
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	2,520	96,440
Gerdau S.A.ADR (Iron/Steel)	17,430	122,882
Itau Unibanco Holding S.A.ADR (Banks)	48,930	598,903
Petroleo Brasileiro S.A.ADR (Oil & Gas)	39,900	474,810
Telefonica Brasil S.A.ADR (Telecommunications)	5,670	107,730
Vale S.A.ADR (Iron/Steel)	41,160	505,444
TOTAL PREFERRED STOCKS (Cost $2,448,971)		2,337,413

Repurchase Agreements(a)(b) (25.0%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $5,101,001	$5,101,000	$5,101,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,101,000)		5,101,000
TOTAL INVESTMENT SECURITIES (Cost $18,528,811)—100.8%		20,575,898
Net other assets (liabilities)—(0.8)%		(173,299)
NET ASSETS—100.0%		$20,402,599

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $785,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the BNY Mellon Emerging Markets 50 ADR Index	(0.57)%	2/28/14	$10,909,141	$(78,124)
Equity Index Swap Agreement with UBS AG, based on the BNY Mellon Emerging Markets 50 ADR Index	(0.37)%	2/28/14	14,428,715	(92,450)
				$(170,574)

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 91

UltraEmerging Markets ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$96,674	0.5%
Airlines	87,570	0.4%
Auto Manufacturers	99,425	0.5%
Banks	1,442,307	7.1%
Beverages	901,732	4.4%
Building Materials	272,759	1.3%
Chemicals	651,594	3.2%
Computers	700,321	3.4%
Diversified Financial Services	636,082	3.1%
Electric	264,726	1.3%
Electronics	100,995	0.5%
Food	319,208	1.6%
Insurance	393,548	1.9%
Internet	1,179,984	5.8%
Iron/Steel	1,387,961	6.8%
Media	219,694	1.1%
Oil & Gas	2,334,349	11.4%
Semiconductors	1,323,403	6.5%
Telecommunications	3,062,566	15.0%
Other**	4,927,701	24.2%
Total	$20,402,599	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of January 31, 2014:

	Value	% of Net Assets
Argentina	$83,878	0.4%
Brazil	4,082,830	20.1%
Chile	187,891	0.9%
China	4,073,221	20.0%
Colombia	165,476	0.8%
India	1,211,946	5.9%
Indonesia	159,951	0.8%
Mexico	1,756,640	8.6%
Philippines	100,094	0.5%
Russia	170,258	0.8%
South Africa	475,635	2.3%
South Korea	1,467,585	7.2%
Taiwan	1,539,493	7.5%
Other**	4,927,701	24.2%
Total	$20,402,599	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

92 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (57.4%)

	Shares	Value
Ambev S.A.ADR (Beverages)	98,820	$646,283
America Movil S.A.B. de C.V.ADR (Telecommunications)	14,400	306,144
Banco Santander Brasil S.A.ADR (Banks)	20,400	93,228
Banco Santander Chile S.A.ADR (Banks)	6,420	125,062
Bancolombia S.A.ADR (Banks)	3,540	155,548
BRF-Brazil Foods S.A.ADR (Food)	22,920	405,226
Cemex S.A.B. de C.V.*ADR (Building Materials)	13,620	168,479
Cencosud S.A.ADR (Food)	11,520	97,459
Coca-Cola Femsa S.A.B. de C.V. (Femsa)ADR (Beverages)	1,200	127,488
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water)	13,020	118,873
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	28,140	130,288
Ecopetrol S.A.ADR (Oil & Gas)	7,560	259,005
Embraer S.A.ADR (Aerospace/Defense)	4,620	141,788
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	3,240	124,999
Enersis S.A.ADR (Electric)	11,640	154,463
Fibria Celulose S.A.*ADR (Forest Products & Paper)	7,440	83,105
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	4,620	416,909
Grupo Aeroportuario del Sureste, S.A.B. de C.V.ADR (Engineering & Construction)	660	74,329
Grupo Financiero Santander Mexico S.A.B de C.V.ADR (Banks)	9,960	110,158
Grupo Televisa S.A.ADR (Media)	8,640	251,078
Latam Airlines Group S.A.ADR (Airlines)	13,320	185,148
Petroleo Brasileiro S.A.ADR (Oil & Gas)	20,040	224,648
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	3,180	79,214
Tim Participacoes S.A.ADR (Telecommunications)	4,140	107,764
Ultrapar Participacoes S.A.ADR (Chemicals)	14,760	325,458
Vale S.A.ADR (Iron/Steel)	23,160	314,976
YPF S.A.ADR (Oil & Gas)	4,980	110,506
TOTAL COMMON STOCKS (Cost $3,634,847)		5,337,626

Preferred Stocks (21.1%)

Banco Bradesco S.A.ADR (Banks)	23,640	$248,929
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	5,520	211,250
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	20,880	120,478
Gerdau S.A.ADR (Iron/Steel)	22,920	161,586
Itau Unibanco Holding S.A.ADR (Banks)	24,000	293,760
Petroleo Brasileiro S.A.ADR (Oil & Gas)	27,480	327,012
Telefonica Brasil S.A.ADR (Telecommunications)	7,440	141,360
Vale S.A.ADR (Iron/Steel)	37,260	457,553
TOTAL PREFERRED STOCKS (Cost $1,536,614)		1,961,928

Repurchase Agreements(a)(b) (26.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $2,430,001	$2,430,000	$2,430,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,430,000)		2,430,000
TOTAL INVESTMENT SECURITIES (Cost $7,601,461)—104.6%		9,729,554
Net other assets (liabilities)—(4.6)%		(425,831)
NET ASSETS—100.0%		$9,303,723

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $287,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the BNY Mellon Latin America 35 ADR Index	(0.57)%	2/28/14	$7,091,068	$(92,868)
Equity Index Swap Agreement with UBS AG, based on the BNY Mellon Latin America 35 ADR Index	(0.47)%	2/28/14	4,209,005	(66,328)
				$(159,196)

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 93

UltraLatin America ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$141,788	1.5%
Airlines	185,148	2.0%
Banks	1,026,684	11.0%
Beverages	1,190,680	12.9%
Building Materials	168,479	1.8%
Chemicals	404,672	4.3%
Electric	399,940	4.3%
Engineering & Construction	74,329	0.8%
Food	713,935	7.7%
Forest Products & Paper	83,105	0.9%
Iron/Steel	1,064,403	11.4%
Media	251,078	2.7%
Oil & Gas	921,172	9.9%
Telecommunications	555,268	6.0%
Water	118,873	1.3%
Other**	2,004,169	21.5%
Total	$9,303,723	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of January 31, 2014:

	Value	% of Net Assets
Argentina	$110,506	1.2%
Brazil	4,553,565	49.0%
Chile	766,345	8.2%
Colombia	414,553	4.5%
Mexico	1,454,585	15.6%
Other**	2,004,169	21.5%
Total	$9,303,723	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

94 :: UltraChina ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (74.4%)

	Shares	Value
21Vianet Group, Inc.*ADR (Internet)	6,364	$143,635
51job, Inc.*ADR (Commercial Services)	1,376	100,462
58.Com, Inc.*ADR (Internet)	2,064	77,627
Aluminum Corp. of China, Ltd.*ADR (Mining)	17,372	153,916
AutoNavi Holdings, Ltd.*ADR (Software)	4,730	73,788
Baidu, Inc.*ADR (Internet)	6,278	982,507
Bitauto Holdings, Ltd.*ADR (Internet)	2,924	89,621
Changyou.com, Ltd.*ADR (Software)	2,064	61,982
China Distance Education Holdings, Ltd.ADR (Commercial Services)	3,010	60,832
China Eastern Airlines Corp., Ltd.*ADR (Airlines)	5,418	90,372
China Life Insurance Co., Ltd.ADR (Insurance)	15,394	627,152
China Lodging Group, Ltd.*ADR (Lodging)	3,182	86,391
China Mobile, Ltd.ADR (Telecommunications)	22,704	1,086,387
China Petroleum and Chemical Corp.ADR (Oil & Gas)	8,256	650,820
China Southern Airlines Co., Ltd.ADR (Airlines)	4,988	85,295
China Telecom Corp., Ltd.ADR (Telecommunications)	7,912	361,262
China Unicom, Ltd.ADR (Telecommunications)	25,886	337,553
CNOOC, Ltd.ADR (Oil & Gas)	4,386	675,576
Ctrip.com International, Ltd.*ADR (Internet)	7,740	305,807
E-Commerce China Dangdang, Inc.*ADR—Class A (Internet)	9,116	85,964
Giant Interactive Group, Inc.ADR (Internet)	12,470	137,295
Guangshen Railway Co., Ltd.ADR (Transportation)	4,214	88,915
Home Inns & Hotels Management, Inc.*ADR (Lodging)	2,838	97,315
Huaneng Power International, Inc.ADR (Electric)	6,450	236,328
JA Solar Holdings Co., Ltd.*ADR (Energy-Alternative Sources)	6,450	59,469
JinkoSolar Holding Co., Ltd.*ADR (Energy-Alternative Sources)	3,612	105,290
Mindray Medical International, Ltd.ADR (Healthcare-Products)	6,536	229,021
Netease.com, Inc.*ADR (Internet)	4,644	348,161
New Oriental Education & Technology Group, Inc.ADR (Commercial Services)	9,546	280,079
Noah Holdings, Ltd.ADR (Diversified Financial Services)	3,354	45,346
NQ Mobile, Inc.*ADR (Software)	5,676	96,605
Pactera Technology International, Ltd.*ADR (Software)	11,954	85,591
Perfect World Co., Ltd.ADR (Internet)	5,074	98,182
PetroChina Co., Ltd.ADR (Oil & Gas)	6,536	626,868
Phoenix New Media, Ltd.*ADR (Media)	6,536	63,072
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	4,558	460,723
Qunar Cayman Islands, Ltd.*ADR (Leisure Time)	2,236	58,203
RDA Microelectronics, Inc.ADR (Semiconductors)	4,300	77,959
Semiconductor Manufacturing International Corp.*ADR (Semiconductors)	45,666	224,677
Shanda Games, Ltd.*ADR (Software)	13,588	87,643
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	4,386	122,326
SouFun Holdings, Ltd.ADR (Internet)	1,892	153,990
TAL Education Group*ADR (Commercial Services)	4,988	119,463
Trina Solar, Ltd.*ADR (Energy-Alternate Sources)	9,718	144,312
Vipshop Holdings, Ltd.*ADR (Internet)	1,892	198,830
WuXi PharmaTech Cayman, Inc.*ADR (Commercial Services)	6,450	225,105
Xinyuan Real Estate Co., Ltd.ADR (Real Estate)	10,320	49,639
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	19,178	142,684
Yingli Green Energy Holding Co., Ltd.*ADR (Electrical Components & Equipment)	18,318	111,557
Youku.com, Inc.*ADR (Internet)	9,288	268,980
YY, Inc.*ADR (Internet)	1,978	125,207
TOTAL COMMON STOCKS (Cost $7,833,177)		11,305,784

Repurchase Agreements(a)(b) (23.6%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $3,582,001	$3,582,000	$3,582,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,582,000)		3,582,000
TOTAL INVESTMENT SECURITIES (Cost $11,415,177)—98.0%		14,887,784
Net other assets (liabilities)—2.0%		310,098
NET ASSETS—100.0%		$15,197,882

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $443,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the BNY Mellon China Select ADR Index	(0.57)%	2/28/14	$9,366,598	$65,398
Equity Index Swap Agreement with UBS AG, based on the BNY Mellon China Select ADR Index	(0.12)%	2/28/14	9,742,955	105,866
				$171,264

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: UltraChina ProFund :: 95

UltraChina ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
AirlinesAirlines	$175,667	1.2%
Chemicals	122,326	0.8%
Coal	142,684	0.9%
Commercial Services	785,941	5.2%
Diversified Financial Services	45,346	0.3%
Electric	236,328	1.6%
Electrical Components & Equipment	111,557	0.7%
Energy-Alternate Sources	144,312	0.9%
Energy-Alternative Sources	164,759	1.1%
Healthcare-Products	229,021	1.5%
Insurance	627,152	4.1%
Internet	3,476,529	22.9%
Leisure Time	58,203	0.4%
Lodging	183,706	1.2%
Media	63,072	0.4%
Mining	153,916	1.0%
Oil & Gas	1,953,264	12.9%
Real Estate	49,639	0.3%
Semiconductors	302,636	2.0%
Software	405,609	2.7%
Telecommunications	1,785,202	11.7%
Transportation	88,915	0.6%
Other**	3,892,098	25.6%
Total	$15,197,882	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of January 31, 2014:

	Value	% of Net Assets
China	$11,305,784	74.4%
Other**	3,892,098	25.6%
Total	$15,197,882	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

96 :: UltraJapan ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Repurchase Agreements(a)(b) (97.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $55,400,012	$55,400,000	$55,400,000
TOTAL REPURCHASE AGREEMENTS (Cost $55,400,000)		55,400,000
TOTAL INVESTMENT SECURITIES (Cost $55,400,000)—97.5%		55,400,000
Net other assets (liabilities)—2.5%		1,414,260
NET ASSETS—100.0%		$56,814,260

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $2,550,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts expiring 3/14/14 (Underlying notional amount at value $53,142,500)	725	$(4,033,083)

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
Japanese Yen Futures Contracts expiring 3/18/14 (Underlying notional amount at value $60,575,625)	495	$(589,042)

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MAXIS Nikkei 225 Index ETF	(0.52)%	2/28/14	$60,553,407	$(1,333,895)

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Bear ProFund :: 97

Repurchase Agreements(a)(b) (98.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $46,050,010	$46,050,000	$46,050,000
TOTAL REPURCHASE AGREEMENTS (Cost $46,050,000)		46,050,000
TOTAL INVESTMENT SECURITIES (Cost $46,050,000)—98.5%		46,050,000
Net other assets (liabilities)—1.5%		721,363
NET ASSETS—100.0%		$46,771,363

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $6,610,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $2,842,000)	32	$(2,696)

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	0.42%	2/28/14	$(24,658,234)	$42,895
Equity Index Swap Agreement with UBS AG, based on the S&P 500	0.27%	2/28/14	(19,200,932)	7,121
				$50,016

See accompanying notes to the financial statements.

98 :: Short Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Repurchase Agreements(a)(b) (64.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $2,468,001	$2,468,000	$2,468,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,468,000)		2,468,000
TOTAL INVESTMENT SECURITIES (Cost $2,468,000)—64.6%		2,468,000
Net other assets (liabilities)—35.4%		1,353,375
NET ASSETS—100.0%		$3,821,375

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $400,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 3/24/14 (Underlying notional amount at value $338,190)	3	$11,404

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	(0.18)%	2/28/14	$(3,059,230)	$(5,464)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(0.48)%	2/28/14	(416,036)	(3,528)
				$(8,992)

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Short NASDAQ-100 ProFund :: 99

Repurchase Agreements(a)(b) (30.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $7,257,002	$7,257,000	$7,257,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,257,000)		7,257,000
TOTAL INVESTMENT SECURITIES (Cost $7,257,000)—30.4%		7,257,000
Net other assets (liabilities)—69.6%		16,587,417
NET ASSETS—100.0%		$23,844,417

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $387,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $1,194,590)	17	$6,943

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	0.42%	2/28/14	$(17,701,111)	$(14,236)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	0.22%	2/28/14	(4,927,601)	(429)
				$(14,665)

See accompanying notes to the financial statements.

100 :: UltraBear ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Repurchase Agreements(a)(b) (100.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $24,074,005	$24,074,000	$24,074,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,074,000)		24,074,000
TOTAL INVESTMENT SECURITIES (Cost $24,074,000)—100.2%		24,074,000
Net other assets (liabilities)—(0.2)%		(40,140)
NET ASSETS—100.0%		$24,033,860

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $8,169,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $1,865,063)	21	$28,898

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	0.42%	2/28/14	$(8,776,093)	$1,120
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P 500 ETF	0.33%	2/28/14	(8,364,401)	16,766
Equity Index Swap Agreement with UBS AG, based on the S&P 500	0.27%	2/28/14	(12,480,579)	(24,035)
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P 500 ETF	0.12%	2/28/14	(16,557,459)	(15,511)
				$(21,660)

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Mid-Cap ProFund :: 101

Repurchase Agreements(a)(b) (96.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $4,547,001	$4,547,000	$4,547,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,547,000)		4,547,000
TOTAL INVESTMENT SECURITIES (Cost $4,547,000)—96.6%		4,547,000
Net other assets (liabilities)—3.4%		159,558
NET ASSETS—100.0%		$4,706,558

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $1,352,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $654,650)	5	$(13,684)

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	0.12%	2/28/14	$(973,719)	$(8,023)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P MidCap 400 ETF	(0.13)%	2/28/14	(1,916,337)	(19,824)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	0.02%	2/28/14	(3,007,155)	(23,560)
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P MidCap 400 ETF	(0.13)%	2/28/14	(2,864,940)	(25,603)
				$(77,010)

See accompanying notes to the financial statements.

102 :: UltraShort Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Repurchase Agreements(a)(b) (80.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $20,764,005	$20,764,000	$20,764,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,764,000)		20,764,000
TOTAL INVESTMENT SECURITIES (Cost $20,764,000)—80.2%		20,764,000
Net other assets (liabilities)—19.8%		5,120,352
NET ASSETS—100.0%		$25,884,352

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $4,498,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 3/24/14 (Underlying notional amount at value $2,592,790)	23	$(11,671)

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the iShares Russell 2000 ETF	(0.38)%	2/28/14	$(25,493,773)	$(71,942)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	(0.18)%	2/28/14	(17,058,226)	(40,508)
Equity Index Swap Agreement with UBS AG, based on the iShares Russell 2000 ETF	(0.58)%	2/28/14	(2,558,661)	(35,072)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(0.48)%	2/28/14	(3,892,810)	(32,521)
				$(180,043)

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Dow 30 ProFund :: 103

Repurchase Agreements(a)(b) (226.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $8,932,002	$8,932,000	$8,932,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,932,000)		8,932,000
TOTAL INVESTMENT SECURITIES (Cost $8,932,000)—226.8%		8,932,000
Net other assets (liabilities)—(126.8)%		(4,993,923)
NET ASSETS—100.0%		$3,938,077

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $3,682,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts expiring 3/24/14 (Underlying notional amount at value $781,600)	10	$40,306

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	0.42%	2/28/14	$(937,310)	$8,345
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR Dow Jones Industrial Average ETF	0.24%	2/28/14	(462,294)	3,935
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	0.22%	2/28/14	(1,803,881)	28,336
Equity Index Swap Agreement with UBS AG, based on the SPDR Dow Jones Industrial Average ETF	0.12%	2/28/14	(3,909,805)	91,787
				$132,403

See accompanying notes to the financial statements.

104 :: UltraShort NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Repurchase Agreements(a)(b) (99.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $13,083,003	$13,083,000	$13,083,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,083,000)		13,083,000
TOTAL INVESTMENT SECURITIES (Cost $13,083,000)—99.6%		13,083,000
Net other assets (liabilities)—0.4%		51,325
NET ASSETS—100.0%		$13,134,325

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $2,778,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $1,475,670)	21	$30,215

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	0.42%	2/28/14	$(8,628,619)	$(41,122)
Equity Index Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ Trust, Series 1 ETF	0.22%	2/28/14	(13,641,089)	(62,898)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	0.22%	2/28/14	(1,289,798)	(3,388)
Equity Index Swap Agreement with UBS AG, based on the PowerShares QQQ Trust, Series 1 ETF	0.02%	2/28/14	(1,240,618)	(5,316)
				$(112,724)

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: UltraShort International ProFund :: 105

Repurchase Agreements(a)(b) (97.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $4,579,001	$4,579,000	$4,579,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,579,000)		4,579,000
TOTAL INVESTMENT SECURITIES (Cost $4,579,000)—97.0%		4,579,000
Net other assets (liabilities)—3.0%		139,995
NET ASSETS—100.0%		$4,718,995

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $260,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements††

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	0.28%	2/28/14	$(1,944,844)	$27,330
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	0.18%	2/28/14	(7,498,584)	92,204
				$119,534

††                    In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

106 :: UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Repurchase Agreements(a)(b) (97.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $15,136,003	$15,136,000	$15,136,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,136,000)		15,136,000
TOTAL INVESTMENT SECURITIES (Cost $15,136,000)—97.4%		15,136,000
Net other assets (liabilities)—2.6%		404,840
NET ASSETS—100.0%		$15,540,840

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $749,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the BNY Mellon Emerging Markets 50 ADR Index	0.38%	2/28/14	$(10,754,890)	$75,876
Equity Index Swap Agreement with UBS AG, based on the BNY Mellon Emerging Markets 50 ADR Index	0.33%	2/28/14	(20,435,570)	106,938
				$182,814

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Latin America ProFund :: 107

Repurchase Agreements(a)(b) (92.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $7,527,002	$7,527,000	$7,527,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,527,000)		7,527,000
TOTAL INVESTMENT SECURITIES (Cost $7,527,000)—92.1%		7,527,000
Net other assets (liabilities)—7.9%		646,464
NET ASSETS—100.0%		$8,173,464

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $422,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the BNY Mellon Latin America 35 ADR Index	0.48%	2/28/14	$(1,916,010)	$24,866
Equity Index Swap Agreement with UBS AG, based on the BNY Mellon Latin America 35 ADR Index	0.43%	2/28/14	(14,469,714)	131,694
				$156,560

See accompanying notes to the financial statements.

108 :: UltraShort China ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Repurchase Agreements(a)(b) (107.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $3,984,001	$3,984,000	$3,984,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,984,000)		3,984,000
TOTAL INVESTMENT SECURITIES (Cost $3,984,000)—107.2%		3,984,000
Net other assets (liabilities)—(7.2)%		(266,101)
NET ASSETS—100.0%		$3,717,899

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $157,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the BNY Mellon China Select ADR Index	0.88%	2/28/14	$(1,265,524)	$(9,038)
Equity Index Swap Agreement with UBS AG, based on the BNY Mellon China Select ADR Index	1.33%	2/28/14	(6,180,505)	(14,638)
				$(23,676)

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Japan ProFund :: 109

Repurchase Agreements(a)(b) (80.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $2,440,001	$2,440,000	$2,440,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,440,000)		2,440,000
TOTAL INVESTMENT SECURITIES (Cost $2,440,000)—80.7%		2,440,000
Net other assets (liabilities)—19.3%		582,355
NET ASSETS—100.0%		$3,022,355

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $90,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
Japanese Yen Futures Contracts expiring 3/18/14 (Underlying notional amount at value $3,304,125)	27	$69,575

Futures Contracts Sold

	Contracts	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts expiring 3/14/14 (Underlying notional amount at value $2,785,400)	38	$218,343

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the MAXIS Nikkei 225 Index ETF	0.88%	2/28/14	$(3,262,469)	$54,380

See accompanying notes to the financial statements.

110 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (66.6%)

	Shares	Value
Associated Banc-Corp. (Banks)	2,236	$36,827
BancorpSouth, Inc. (Banks)	1,204	28,378
Bank of America Corp. (Banks)	149,124	2,497,827
Bank of Hawaii Corp. (Banks)	688	39,065
BB&T Corp. (Banks)	9,804	366,768
BOK Financial Corp. (Banks)	344	22,105
CapitalSource, Inc. (Banks)	2,752	37,785
Capitol Federal Financial, Inc. (Savings & Loans)	1,892	22,647
Cathay Bancorp, Inc. (Banks)	1,032	24,252
Citigroup, Inc. (Banks)	42,312	2,006,858
City National Corp. (Banks)	688	49,777
Comerica, Inc. (Banks)	2,580	118,164
Commerce Bancshares, Inc. (Banks)	1,204	52,338
Cullen/Frost Bankers, Inc. (Banks)	688	50,926
East West Bancorp, Inc. (Banks)	1,892	63,306
F.N.B. Corp. (Banks)	2,236	26,474
Fifth Third Bancorp (Banks)	12,384	260,312
First Financial Bankshares, Inc. (Banks)	344	21,042
First Horizon National Corp. (Banks)	3,268	38,437
First Niagara Financial Group, Inc. (Savings & Loans)	4,988	43,096
First Republic Bank (Banks)	1,720	83,472
FirstMerit Corp. (Banks)	2,236	45,503
Fulton Financial Corp. (Banks)	2,752	33,987
Glacier Bancorp, Inc. (Banks)	1,032	27,276
Hancock Holding Co. (Banks)	1,204	41,658
Hudson City Bancorp, Inc. (Savings & Loans)	6,708	60,640
Huntington Bancshares, Inc. (Banks)	11,524	104,523
IBERIABANK Corp. (Banks)	344	22,649
International Bancshares Corp. (Banks)	860	20,133
J.P. Morgan Chase & Co. (Banks)	52,460	2,904,186
KeyCorp (Banks)	12,556	160,215
M&T Bank Corp. (Banks)	1,892	210,977
MB Financial, Inc. (Banks)	688	19,333
National Penn Bancshares, Inc. (Banks)	1,548	16,068
New York Community Bancorp (Savings & Loans)	6,192	100,249
Old National Bancorp (Banks)	1,376	19,264
People’s United Financial, Inc. (Savings & Loans)	4,472	63,547
PNC Financial Services Group (Banks)	7,396	590,792
Popular, Inc.* (Banks)	1,376	36,326
PrivateBancorp, Inc. (Banks)	860	24,587
Prosperity Bancshares, Inc. (Banks)	860	53,802
Regions Financial Corp. (Banks)	19,264	195,915
Signature Bank* (Banks)	688	83,977
SunTrust Banks, Inc. (Banks)	7,396	273,800
Susquehanna Bancshares, Inc. (Banks)	2,580	27,941
SVB Financial Group* (Banks)	688	77,214
Synovus Financial Corp. (Banks)	13,588	45,520
TCF Financial Corp. (Banks)	2,236	36,000
Texas Capital Bancshares, Inc.* (Banks)	516	30,687
Trustmark Corp. (Banks)	860	20,434
U.S. Bancorp (Banks)	25,456	1,011,367
UMB Financial Corp. (Banks)	516	30,594
Umpqua Holdings Corp. (Banks)	1,548	27,183
United Bankshares, Inc. (Banks)	860	25,705
Valley National Bancorp (Banks)	2,752	26,667
Washington Federal, Inc. (Savings & Loans)	1,376	30,107
Webster Financial Corp. (Banks)	1,204	36,529
Wells Fargo & Co. (Banks)	67,080	3,041,406
Westamerica Bancorp (Banks)	344	16,980
Wintrust Financial Corp. (Banks)	516	22,616
Zions Bancorp (Banks)	2,580	74,175
TOTAL COMMON STOCKS (Cost $8,650,927)		15,580,388

Repurchase Agreements(a)(b) (36.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $8,597,002	$8,597,000	$8,597,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,597,000)		8,597,000
TOTAL INVESTMENT SECURITIES (Cost $17,247,927)—103.3%		24,177,388
Net other assets (liabilities)—(3.3)%		(769,283)
NET ASSETS—100.0%		$23,408,105

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $4,725,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	(0.62)%	2/25/14	$9,806,410	$(359,377)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Banks Index	(0.47)%	2/25/14	9,703,085	(318,684)
				$(678,061)

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 111

Banks UltraSector ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Banks	$15,260,102	65.2%
Savings & Loans	320,286	1.4%
Other**	7,827,717	33.4%
Total	$23,408,105	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

112 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (70.8%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	5,760	$605,606
Airgas, Inc. (Chemicals)	1,824	188,310
Albemarle Corp. (Chemicals)	2,208	141,709
Alcoa, Inc. (Mining)	29,376	338,118
Allegheny Technologies, Inc. (Iron/Steel)	2,976	93,565
Alpha Natural Resources, Inc.* (Coal)	6,048	34,353
Ashland, Inc. (Chemicals)	2,016	187,105
Axiall Corp. (Chemicals)	1,920	76,608
Cabot Corp. (Chemicals)	1,632	79,429
Carpenter Technology Corp. (Iron/Steel)	1,440	83,678
Celanese Corp. (Chemicals)	4,320	218,765
CF Industries Holdings, Inc. (Chemicals)	1,536	354,601
Chemtura Corp.* (Chemicals)	2,688	67,415
Cliffs Natural Resources, Inc. (Iron/Steel)	4,224	81,608
Coeur d’Alene Mines Corp.* (Mining)	2,784	28,258
Commercial Metals Co. (Iron/Steel)	3,168	60,382
Compass Minerals International, Inc. (Mining)	960	75,475
CONSOL Energy, Inc. (Coal)	6,240	233,063
Cytec Industries, Inc. (Chemicals)	960	86,371
Domtar Corp. (Forest Products & Paper)	864	92,802
E.I. du Pont de Nemours & Co. (Chemicals)	25,440	1,552,095
Eastman Chemical Co. (Chemicals)	4,224	329,303
Ecolab, Inc. (Chemicals)	7,392	743,192
FMC Corp. (Chemicals)	3,648	257,658
Freeport-McMoRan Copper & Gold, Inc. (Mining)	28,512	924,073
Fuller (H.B.) Co. (Chemicals)	1,344	62,604
Huntsman Corp. (Chemicals)	5,376	117,842
International Flavors & Fragrances, Inc. (Chemicals)	2,208	191,389
International Paper Co. (Forest Products & Paper)	12,192	582,046
Kaiser Aluminum Corp. (Mining)	480	33,509
LyondellBasell Industries N.V.—Class A (Chemicals)	12,000	945,119
Minerals Technologies, Inc. (Chemicals)	960	49,613
Monsanto Co. (Chemicals)	14,400	1,534,321
NewMarket Corp. (Chemicals)	288	96,440
Newmont Mining Corp. (Mining)	13,632	294,451
Nucor Corp. (Iron/Steel)	8,736	422,387
Olin Corp. (Chemicals)	2,208	56,768
Peabody Energy Corp. (Coal)	7,392	126,034
PolyOne Corp. (Chemicals)	2,688	95,585
Polypore International, Inc.* (Miscellaneous Manufacturing)	1,248	41,371
PPG Industries, Inc. (Chemicals)	3,936	717,769
Praxair, Inc. (Chemicals)	8,064	1,005,742
Reliance Steel & Aluminum Co. (Iron/Steel)	2,112	147,734
Resolute Forest Products, Inc.* (Forest Products & Paper)	2,592	50,026
Rockwood Holdings, Inc. (Chemicals)	2,016	138,156
Royal Gold, Inc. (Mining)	1,824	102,035
RPM, Inc. (Chemicals)	3,648	144,716
Sensient Technologies Corp. (Chemicals)	1,344	65,748
Sigma-Aldrich Corp. (Chemicals)	3,264	303,454
Steel Dynamics, Inc. (Iron/Steel)	6,048	99,792
Stillwater Mining Co.* (Mining)	3,264	40,931
The Dow Chemical Co. (Chemicals)	33,312	1,516,029
The Mosaic Co. (Chemicals)	9,312	415,874
United States Steel Corp. (Iron/Steel)	3,936	102,769
W.R. Grace & Co.* (Chemicals)	2,112	199,204
Westlake Chemical Corp. (Chemicals)	576	70,007
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,440	58,378
TOTAL COMMON STOCKS (Cost $11,631,941)		16,761,385

Repurchase Agreements(a)(b) (33.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $7,853,002	$7,853,000	$7,853,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,853,000)		7,853,000
TOTAL INVESTMENT SECURITIES (Cost $19,484,941)—103.9%		24,614,385
Net other assets (liabilities)—(3.9)%		(923,393)
NET ASSETS—100.0%		$23,690,992

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $4,917,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic Materials Index	(0.62)%	2/25/14	$9,684,694	$(396,623)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic Materials Index	(0.42)%	2/25/14	9,087,058	(374,122)
				$(770,745)

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 113

Basic Materials UltraSector ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Chemicals	$12,614,547	53.2%
Coal	393,450	1.7%
Forest Products & Paper	724,874	3.1%
Iron/Steel	1,091,915	4.6%
Metal Fabricate/Hardware	58,378	0.2%
Mining	1,836,850	7.8%
Miscellaneous Manufacturing	41,371	0.2%
Other**	6,929,607	29.2%
Total	$23,690,992	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

114 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (64.5%)

	Shares	Value
AbbVie, Inc. (Pharmaceuticals)	952,776	$46,905,163
Acorda Therapeutics, Inc.* (Biotechnology)	24,060	706,161
Alexion Pharmaceuticals, Inc.* (Biotechnology)	117,092	18,586,013
Alkermes PLC* (Pharmaceuticals)	86,616	4,216,467
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	32,080	2,683,813
Amgen, Inc. (Biotechnology)	452,328	53,804,416
Arena Pharmaceuticals, Inc.* (Biotechnology)	131,528	833,888
Biogen Idec, Inc.* (Biotechnology)	141,152	44,129,761
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	85,012	5,855,627
Celgene Corp.* (Biotechnology)	247,016	37,529,141
Cepheid, Inc.* (Healthcare-Products)	40,100	2,119,686
Charles River Laboratories International, Inc.* (Biotechnology)	28,872	1,632,134
Cubist Pharmaceuticals, Inc.* (Biotechnology)	44,912	3,282,618
Gilead Sciences, Inc.* (Biotechnology)	919,092	74,124,770
Illumina, Inc.* (Biotechnology)	75,388	11,458,976
Incyte Corp.* (Biotechnology)	86,616	5,675,080
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	68,972	3,521,710
Medivation, Inc.* (Pharmaceuticals)	44,912	3,574,995
Myriad Genetics, Inc.* (Biotechnology)	44,912	1,240,919
Nektar Therapeutics, Inc.* (Pharmaceuticals)	73,784	1,003,462
PDL BioPharma, Inc. (Biotechnology)	83,408	759,013
Pharmacyclics, Inc.* (Pharmaceuticals)	40,100	5,336,107
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	46,516	13,424,052
Seattle Genetics, Inc.* (Biotechnology)	67,368	3,022,128
Techne Corp. (Healthcare-Products)	19,248	1,749,066
United Therapeutics Corp.* (Biotechnology)	27,268	2,798,242
Vertex Pharmaceuticals, Inc.* (Biotechnology)	139,548	11,029,874
TOTAL COMMON STOCKS (Cost $267,267,407)		361,003,282

Repurchase Agreements(a)(b) (37.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $207,828,045	$207,828,000	$207,828,000
TOTAL REPURCHASE AGREEMENTS (Cost $207,828,000)		207,828,000
TOTAL INVESTMENT SECURITIES (Cost $475,095,407)—101.7%		568,831,282
Net other assets (liabilities)—(1.7)%		(9,702,175)
NET ASSETS—100.0%		$559,129,107

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $101,501,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	(0.62)%	2/25/14	$237,007,314	$(4,900,255)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Biotechnology Index	(0.47)%	2/25/14	240,523,203	(5,104,991)
				$(10,005,246)

Biotechnology UltraSector ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Biotechnology	$286,720,999	51.2%
Healthcare-Products	3,868,752	0.7%
Pharmaceuticals	70,413,531	12.6%
Other**	198,125,825	35.5%
Total	$559,129,107	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 115

Common Stocks (71.0%)

	Shares	Value
Activision Blizzard, Inc. (Software)	855	$14,646
Altria Group, Inc. (Agriculture)	3,971	139,859
Archer-Daniels-Midland Co. (Agriculture)	1,311	51,758
Autoliv, Inc. (Auto Parts & Equipment)	190	17,227
Avon Products, Inc. (Cosmetics/Personal Care)	855	12,731
B&G Foods, Inc.—Class A (Food)	114	3,736
Beam, Inc. (Beverages)	323	26,906
BorgWarner, Inc. (Auto Parts & Equipment)	456	24,487
Brown-Forman Corp.—Class B (Beverages)	323	24,871
Brunswick Corp. (Leisure Time)	171	7,090
Bunge, Ltd. (Agriculture)	285	21,592
Campbell Soup Co. (Food)	361	14,877
Carter’s, Inc. (Apparel)	114	7,667
Church & Dwight, Inc. (Household Products/Wares)	266	17,178
Clorox Co. (Household Products/Wares)	247	21,803
Coach, Inc. (Retail)	551	26,388
Coca-Cola Co. (Beverages)	7,524	284,558
Coca-Cola Enterprises, Inc. (Beverages)	475	20,563
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,748	107,030
ConAgra Foods, Inc. (Food)	836	26,576
Constellation Brands, Inc.* (Beverages)	323	24,764
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	114	2,668
Crocs, Inc.* (Apparel)	171	2,625
D.R. Horton, Inc. (Home Builders)	570	13,384
Dana Holding Corp. (Auto Parts & Equipment)	285	5,392
Darling International, Inc.* (Environmental Control)	323	6,318
Dean Foods Co.* (Food)	190	3,002
Deckers Outdoor Corp.* (Apparel)	76	5,924
Delphi Automotive PLC (Auto Parts & Equipment)	551	33,551
Dr. Pepper Snapple Group, Inc. (Beverages)	399	19,104
Electronic Arts, Inc.* (Software)	608	16,052
Energizer Holdings, Inc. (Electrical Components & Equipment)	114	10,773
Fifth & Pacific Cos., Inc.* (Retail)	247	7,089
Flowers Foods, Inc. (Food)	342	7,165
Ford Motor Co. (Auto Manufacturers)	7,828	117,107
Fossil Group, Inc.* (Distribution/Wholesale)	95	10,624
General Mills, Inc. (Food)	1,254	60,217
General Motors Co.* (Auto Manufacturers)	2,261	81,576
Gentex Corp. (Electronics)	285	9,231
Genuine Parts Co. (Distribution/Wholesale)	304	25,004
Green Mountain Coffee Roasters, Inc.* (Beverages)	266	21,546
Hanesbrands, Inc. (Apparel)	190	13,517
Harley-Davidson, Inc. (Automobiles)	437	26,959
Harman International Industries, Inc. (Home Furnishings)	133	13,756
Hasbro, Inc. (Toys/Games/Hobbies)	228	11,199
Herbalife, Ltd. (Pharmaceuticals)	171	11,007
Herman Miller, Inc. (Office Furnishings)	114	3,195
Hillshire Brands Co. (Food)	247	8,798
HNI Corp. (Office Furnishings)	95	3,260
Hormel Foods Corp. (Food)	266	12,087
Iconix Brand Group, Inc.* (Apparel)	95	3,534
Ingredion, Inc. (Food)	152	9,470
Jarden Corp.* (Household Products/Wares)	228	13,783
Johnson Controls, Inc. (Auto Parts & Equipment)	1,349	62,216
Kellogg Co. (Food)	513	29,744
Kimberly-Clark Corp. (Household Products/Wares)	760	83,121
Kraft Foods Group, Inc. (Food)	1,178	61,667
Lancaster Colony Corp. (Food)	38	3,303
Lear Corp. (Auto Parts & Equipment)	152	10,994
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	285	8,556
Lennar Corp.—Class A (Home Builders)	323	12,972
Leucadia National Corp. (Diversified Financial Services)	627	17,136
LKQ Corp.* (Distribution/Wholesale)	589	15,944
Lorillard, Inc. (Agriculture)	722	35,537
Lululemon Athleitca, Inc.* (Retail)	209	9,549
M.D.C. Holdings, Inc.* (Home Builders)	76	2,348
Mattel, Inc. (Toys/Games/Hobbies)	665	25,164
McCormick & Co., Inc. (Food)	266	17,072
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	399	30,679
Michael Kors Holdings, Ltd.* (Apparel)	361	28,855
Mohawk Industries, Inc.* (Textiles)	114	16,209
Molson Coors Brewing Co.—Class B (Beverages)	304	16,003
Mondelez International, Inc.—Class A (Food)	3,477	113,871
Monster Beverage Corp.* (Beverages)	266	18,061
Newell Rubbermaid, Inc. (Housewares)	570	17,613
NIKE, Inc.—Class B (Apparel)	1,482	107,963
Nu Skin Enterprises, Inc.—Class A (Retail)	114	9,707
PepsiCo, Inc. (Beverages)	3,040	244,294
Philip Morris International, Inc. (Agriculture)	3,173	247,937
Polaris Industries, Inc. (Leisure Time)	133	16,651
Pool Corp. (Distribution/Wholesale)	95	5,147
Post Holdings, Inc.* (Food)	57	3,051
Procter & Gamble Co. (Cosmetics/Personal Care)	5,396	413,441
PulteGroup, Inc. (Home Builders)	684	13,898
PVH Corp. (Retail)	171	20,669
Ralph Lauren Corp. (Apparel)	114	17,885
Reynolds American, Inc. (Agriculture)	627	30,410
Snap-on, Inc. (Machinery)	114	11,417
Stanley Black & Decker, Inc. (Hand/Machine Tools)	304	23,530
Steven Madden, Ltd.* (Apparel)	114	3,715
Take-Two Interactive Software, Inc.* (Software)	190	3,644
Tempur-Pedic International, Inc.* (Home Furnishings)	114	5,619
Tenneco, Inc.* (Auto Parts & Equipment)	114	6,480
Tesla Motors, Inc.* (Auto Manufacturers)	171	31,021
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	513	35,264
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	494	11,688
The Hain Celestial Group, Inc.* (Food)	95	8,730
The Hershey Co. (Food)	304	30,218
The JM Smucker Co.—Class A (Food)	209	20,146
The Middleby Corp.* (Machinery-Diversified)	38	9,370
The Ryland Group, Inc. (Home Builders)	95	4,241

See accompanying notes to the financial statements.

116 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	95	$5,642
Thor Industries, Inc. (Home Builders)	95	4,880
TiVo, Inc.* (Home Furnishings)	247	3,060
Toll Brothers, Inc.* (Home Builders)	323	11,870
TreeHouse Foods, Inc.* (Food)	76	5,004
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	228	16,906
Tupperware Corp. (Household Products/Wares)	95	7,444
Tyson Foods, Inc.—Class A (Food)	532	19,897
Under Armour, Inc.*—Class A (Apparel)	152	16,433
Universal Corp. (Agriculture)	38	1,950
V.F. Corp. (Apparel)	684	39,979
Visteon Corp.* (Auto Parts & Equipment)	95	7,696
WABCO Holdings, Inc.* (Auto Parts & Equipment)	114	9,829
Whirlpool Corp. (Home Furnishings)	152	20,262
Whitewave Foods Co.* (Food)	342	8,280
Wolverine World Wide, Inc. (Apparel)	190	5,301
TOTAL COMMON STOCKS (Cost $2,783,002)		3,642,407

Repurchase Agreements(a)(b) (28.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $1,446,000	$1,446,000	$1,446,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,446,000)		1,446,000
TOTAL INVESTMENT SECURITIES (Cost $4,229,002)—99.2%		5,088,407
Net other assets (liabilities)—0.8%		40,865
NET ASSETS—100.0%		$5,129,272

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $1,101,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Goods Index	(0.62)%	2/25/14	$1,400,479	$(52,746)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Goods Index	(0.47)%	2/25/14	2,633,755	(78,951)
				$(131,697)

Consumer Goods UltraSector ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Agriculture	$529,043	10.3%
Apparel	253,399	4.9%
Auto Manufacturers	229,705	4.5%
Auto Parts & Equipment	209,134	4.1%
Automobiles	26,959	0.5%
Beverages	700,669	13.8%
Cosmetics/Personal Care	568,466	11.1%
Distribution/Wholesale	56,719	1.1%
Diversified Financial Services	17,136	0.3%
Electrical Components & Equipment	10,773	0.2%
Electronics	9,231	0.2%
Environmental Control	6,318	0.1%
Food	466,911	9.1%
Hand/Machine Tools	23,530	0.5%
Home Builders	63,593	1.2%
Home Furnishings	42,697	0.8%
Household Products/Wares	148,971	2.9%
Housewares	17,613	0.3%
Leisure Time	23,741	0.5%
Machinery	11,417	0.2%
Machinery-Diversified	9,370	0.2%
Miscellaneous Manufacturing	8,556	0.2%
Office Furnishings	6,455	0.1%
Pharmaceuticals	41,686	0.8%
Retail	73,401	1.4%
Software	34,342	0.7%
Textiles	16,209	0.3%
Toys/Games/Hobbies	36,363	0.7%
Other**	1,486,865	29.0%
Total	$5,129,272	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund ::  117

Common Stocks (76.2%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	924	$24,846
Abercrombie & Fitch Co.—Class A (Retail)	924	32,691
Acxiom Corp.* (Software)	924	33,227
Advance Auto Parts, Inc. (Retail)	770	88,404
Aeropostale, Inc.* (Retail)	924	6,514
Alaska Air Group, Inc. (Airlines)	770	60,884
Amazon.com, Inc.* (Internet)	4,312	1,546,672
AMC Networks, Inc.*—Class A (Media)	616	39,695
American Airlines Group, Inc.* (Airlines)	2,156	72,334
American Eagle Outfitters, Inc. (Retail)	2,002	27,087
AmerisourceBergen Corp. (Pharmaceuticals)	2,618	175,982
ANN, Inc.* (Retail)	462	14,941
Apollo Group, Inc.*—Class A (Commercial Services)	1,232	39,781
Ascena Retail Group, Inc.* (Retail)	1,540	28,890
AutoNation, Inc.* (Retail)	770	38,030
AutoZone, Inc.* (Retail)	462	228,718
Avis Budget Group, Inc.* (Commercial Services)	1,232	46,459
Bally Technologies, Inc.* (Entertainment)	462	33,874
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	616	23,279
Bed Bath & Beyond, Inc.* (Retail)	2,464	157,326
Best Buy Co., Inc. (Retail)	3,234	76,128
Big Lots, Inc.* (Retail)	616	16,503
Bob Evans Farms, Inc. (Retail)	308	15,477
Brinker International, Inc. (Retail)	770	37,237
Cabela’s, Inc.* (Retail)	616	41,186
Cablevision Systems Corp. NY—Class A (Media)	2,464	39,523
Cardinal Health, Inc. (Pharmaceuticals)	4,004	272,352
CarMax, Inc.* (Retail)	2,618	118,098
Carnival Corp.—Class A (Leisure Time)	5,082	199,163
Casey’s General Stores, Inc. (Retail)	462	31,726
CBS Corp.—Class B (Media)	6,468	379,801
Charter Communications, Inc.*—Class A (Media)	770	105,490
Chemed Corp. (Commercial Services)	154	12,154
Chico’s FAS, Inc. (Retail)	1,848	30,677
Chipotle Mexican Grill, Inc.* (Retail)	308	170,004
Choice Hotels International, Inc. (Lodging)	308	14,947
Cinemark Holdings, Inc. (Entertainment)	1,232	36,110
Comcast Corp.—Class A (Media)	30,184	1,643,518
Copart, Inc.* (Retail)	1,232	42,233
Costco Wholesale Corp. (Retail)	5,082	571,014
Cracker Barrel Old Country Store, Inc. (Retail)	308	30,495
CST Brands, Inc. (Retail)	924	29,503
CVS Caremark Corp. (Retail)	13,860	938,599
Darden Restaurants, Inc. (Retail)	1,540	76,138
Delta Air Lines, Inc. (Airlines)	9,856	301,691
DeVry, Inc. (Commercial Services)	616	22,262
Dick’s Sporting Goods, Inc. (Retail)	1,232	64,680
Dillards, Inc.—Class A (Retail)	308	26,888
DIRECTV*—Class A (Media)	5,698	395,612
Discovery Communications, Inc.*—Class A (Media)	2,618	208,864
DISH Network Corp.*—Class A (Media)	2,464	138,920
Dolby Laboratories, Inc.*—Class A (Entertainment)	616	25,250
Dollar General Corp.* (Retail)	3,388	190,812
Dollar Tree, Inc.* (Retail)	2,464	124,481
Domino’s Pizza, Inc. (Retail)	616	43,496
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	770	25,980
DSW, Inc.—Class A (Retail)	924	34,789
Dun & Bradstreet Corp. (Software)	462	50,820
Dunkin’ Brands Group, Inc. (Retail)	1,232	57,325
eBay, Inc.* (Internet)	13,552	720,966
Expedia, Inc. (Internet)	1,232	80,055
Express, Inc.* (Retail)	924	16,004
FactSet Research Systems, Inc. (Media)	462	48,866
Family Dollar Stores, Inc. (Retail)	1,078	66,642
Foot Locker, Inc. (Retail)	1,694	65,388
GameStop Corp.—Class A (Retail)	1,386	48,607
Gannett Co., Inc. (Media)	2,618	72,074
Genesco, Inc.* (Retail)	308	21,628
GNC Holdings, Inc.—Class A (Retail)	1,078	55,097
Group 1 Automotive, Inc. (Retail)	308	18,828
Groupon, Inc.* (Internet)	4,312	45,104
GUESS?, Inc. (Retail)	616	17,279
H & R Block, Inc. (Commercial Services)	3,234	98,315
Hertz Global Holdings, Inc.* (Commercial Services)	5,236	136,241
Hillenbrand, Inc. (Miscellaneous Manufacturing)	770	20,844
HSN, Inc. (Retail)	462	25,304
Hyatt Hotels Corp.*—Class A (Lodging)	616	29,439
IHS, Inc.*—Class A (Computers)	770	87,326
International Game Technology (Entertainment)	2,926	42,223
J.C. Penney Co., Inc.* (Retail)	3,542	20,969
Jack in the Box, Inc.* (Retail)	462	23,363
JetBlue Airways Corp.* (Airlines)	2,464	21,585
John Wiley & Sons, Inc. (Media)	462	25,013
Kar Auction Services, Inc. (Commercial Services)	1,540	42,843
Kohls Corp. (Retail)	2,310	116,955
Kroger Co. (Food)	6,006	216,817
L Brands, Inc. (Retail)	2,772	145,142
Lamar Advertising Co.*—Class A (Advertising)	770	37,468
Las Vegas Sands Corp. (Lodging)	4,466	341,738
Liberty Global PLC*—Class A (Media)	4,312	344,658
Liberty Media Corp.* (Media)	1,232	162,119
Liberty Media Holding Corp.—Interactive Series A* (Internet)	5,544	148,080
Liberty Ventures* (Internet)	462	53,592
Life Time Fitness, Inc.* (Leisure Time)	462	19,016
Live Nation, Inc.* (Commercial Services)	1,694	36,031
Lowe’s Cos., Inc. (Retail)	12,166	563,164
Lumber Liquidators Holdings, Inc.* (Retail)	308	27,409
Macy’s, Inc. (Retail)	4,312	229,398
Madison Square Garden, Inc.*—Class A (Entertainment)	770	44,683
Marriott International, Inc.—Class A (Lodging)	2,618	129,075
Marriott Vacations Worldwide Corp.* (Entertainment)	308	14,747
McDonald’s Corp. (Retail)	11,550	1,087,664
McKesson Corp. (Pharmaceuticals)	2,618	456,605
Meredith Corp. (Media)	462	21,150
MGM Resorts International* (Lodging)	3,850	93,786
Morningstar, Inc. (Commercial Services)	308	23,778
Murphy USA, Inc.* (Oil & Gas)	462	17,898

See accompanying notes to the financial statements.

118 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Neilsen Holdings N.V. (Media)	2,926	$123,741
Netflix, Inc.* (Internet)	616	252,147
News Corp.*—Class A (Media)	5,852	93,398
Nordstrom, Inc. (Retail)	1,694	97,320
Norwegian Cruise Line Holdings, Ltd.* (Leisure Time)	770	26,965
Omnicare, Inc. (Pharmaceuticals)	1,232	76,951
Omnicom Group, Inc. (Advertising)	2,926	212,369
OpenTable, Inc.* (Internet)	308	23,186
O’Reilly Automotive, Inc.* (Retail)	1,232	161,367
Outerwall, Inc.* (Diversified Financial Services)	308	19,807
Panera Bread Co.*—Class A (Retail)	308	52,074
Papa John’s International, Inc. (Retail)	308	14,824
Penn National Gaming, Inc.* (Entertainment)	770	9,032
PetSmart, Inc. (Retail)	1,232	77,616
Pier 1 Imports, Inc. (Retail)	1,232	23,544
Priceline.com, Inc.* (Internet)	616	705,253
Regal Entertainment Group—Class A (Entertainment)	924	18,018
Rent-A-Center, Inc. (Commercial Services)	616	15,363
Rite Aid Corp.* (Retail)	10,472	58,120
Rollins, Inc. (Commercial Services)	770	22,191
Ross Stores, Inc. (Retail)	2,464	167,330
Royal Caribbean Cruises, Ltd. (Leisure Time)	1,848	91,661
Safeway, Inc. (Food)	2,926	91,408
Sally Beauty Holdings, Inc.* (Retail)	1,540	43,705
Scripps Networks Interactive—Class A (Media)	1,232	89,345
Sears Holdings Corp.* (Retail)	462	16,803
Service Corp. International (Commercial Services)	2,464	43,613
Shutterfly, Inc.* (Internet)	462	21,880
Signet Jewelers, Ltd. (Retail)	924	73,504
Sinclair Broadcast Group, Inc.—Class A (Media)	924	29,032
Sirius XM Holdings, Inc.* (Media)	34,958	125,150
Six Flags Entertainment Corp. (Entertainment)	1,078	38,689
Sotheby’s—Class A (Commercial Services)	770	36,898
Southwest Airlines Co. (Airlines)	8,162	170,994
Spirit Airlines, Inc.* (Airlines)	770	36,113
Staples, Inc. (Retail)	7,700	101,332
Starbucks Corp. (Retail)	8,778	624,291
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,156	161,075
Starz - Liberty Capital* (Media)	1,078	30,162
Sysco Corp. (Food)	6,776	237,702
Target Corp. (Retail)	7,392	418,683
The Buckle, Inc. (Retail)	308	13,651
The Cheesecake Factory, Inc. (Retail)	616	27,437
The Children’s Place Retail Stores, Inc.* (Retail)	308	16,222
The Fresh Market, Inc.* (Food)	462	16,152
The Gap, Inc. (Retail)	3,080	117,286
The Home Depot, Inc. (Retail)	16,324	1,254,499
The Interpublic Group of Cos., Inc. (Advertising)	4,774	77,912
The Men’s Wearhouse, Inc. (Retail)	462	22,194
The New York Times Co.—Class A (Media)	1,386	19,598
The Wendy’s Co. (Retail)	3,234	29,332
Tiffany & Co. (Retail)	1,232	102,490
Time Warner Cable, Inc. (Media)	3,234	430,995
Time Warner, Inc. (Media)	10,472	657,956
TJX Cos., Inc. (Retail)	8,316	477,006
Tractor Supply Co. (Retail)	1,694	112,668
TripAdvisor, Inc.* (Internet)	1,232	95,098
Twenty-First Century Fox, Inc.—Class A (Media)	22,792	725,240
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	770	65,997
United Continental Holdings, Inc.* (Airlines)	4,158	190,603
United Natural Foods, Inc.* (Food)	616	41,623
Urban Outfitters, Inc.* (Retail)	1,232	44,130
Vail Resorts, Inc. (Entertainment)	462	31,485
ValueClick, Inc.* (Internet)	770	16,555
VCA Antech, Inc.* (Pharmaceuticals)	1,078	34,431
Viacom, Inc.—Class B (Media)	4,774	391,945
Vitamin Shoppe, Inc.* (Retail)	308	13,805
Walgreen Co. (Retail)	10,164	582,905
Wal-Mart Stores, Inc. (Retail)	18,788	1,403,087
Walt Disney Co. (Media)	18,942	1,375,379
Weight Watchers International, Inc. (Commercial Services)	308	8,325
Whole Foods Market, Inc. (Food)	4,312	225,345
Williams-Sonoma, Inc. (Retail)	1,078	58,773
Wyndham Worldwide Corp. (Lodging)	1,540	109,248
Wynn Resorts, Ltd. (Lodging)	924	200,896
YUM! Brands, Inc. (Retail)	5,236	351,597
TOTAL COMMON STOCKS (Cost $24,354,970)		29,615,077

Repurchase Agreements(a)(b) (28.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $11,063,002	$11,063,000	$11,063,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,063,000)		11,063,000
TOTAL INVESTMENT SECURITIES (Cost $35,417,970)—104.7%		40,678,077
Net other assets (liabilities)—(4.7)%		(1,824,629)
NET ASSETS—100.0%		$38,853,448

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $7,265,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 119

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Services Index	(0.62)%	2/25/14	$14,502,076	$(459,366)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Services Index	(0.47)%	2/25/14	14,188,945	(471,516)
				$(930,882)

Consumer Services UltraSector ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Advertising	$327,749	0.8%
Airlines	854,204	2.2%
Commercial Services	609,099	1.6%
Computers	87,326	0.2%
Distribution/Wholesale	23,279	0.1%
Diversified Financial Services	19,807	0.1%
Entertainment	320,091	0.8%
Food	829,047	2.1%
Internet	3,708,588	9.5%
Leisure Time	336,806	0.9%
Lodging	1,080,203	2.8%
Media	7,717,245	19.8%
Miscellaneous Manufacturing	20,844	0.1%
Oil & Gas	17,898	NM
Pharmaceuticals	1,016,321	2.6%
Retail	12,562,523	32.4%
Software	84,047	0.2%
Other**	9,238,371	23.8%
Total	$38,853,448	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

120 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (72.2%)

	Shares	Value
ACE, Ltd. (Insurance)	760	$71,296
Affiliated Managers Group, Inc.* (Diversified Financial Services)	95	18,928
AFLAC, Inc. (Insurance)	1,140	71,569
Alexander & Baldwin, Inc. (Real Estate)	95	3,715
Alexandria Real Estate Equities, Inc. (REIT)	190	13,325
Allied World Assurance Co. Holdings, Ltd. (Insurance)	95	9,777
Allstate Corp. (Insurance)	1,045	53,504
American Campus Communities, Inc. (REIT)	285	9,907
American Capital Agency Corp. (REIT)	855	17,912
American Express Co. (Diversified Financial Services)	2,185	185,768
American Financial Group, Inc. (Insurance)	190	10,435
American International Group, Inc. (Insurance)	3,420	164,023
American Realty Capital Properties, Inc. (REIT)	1,520	21,037
American Tower Corp. (REIT)	950	76,836
Ameriprise Financial, Inc. (Diversified Financial Services)	475	50,179
Annaly Mortgage Management, Inc. (REIT)	2,185	23,532
Aon PLC (Insurance)	665	53,506
Apartment Investment & Management Co.—Class A (REIT)	380	10,629
Arch Capital Group, Ltd.* (Insurance)	285	15,336
Argo Group International Holdings, Ltd. (Insurance)	95	4,274
ARMOUR Residential REIT, Inc. (REIT)	855	3,514
Arthur J. Gallagher & Co. (Insurance)	285	13,176
Aspen Insurance Holdings, Ltd. (Insurance)	190	7,391
Associated Banc-Corp. (Banks)	380	6,259
Assurant, Inc. (Insurance)	190	12,417
Assured Guaranty, Ltd. (Insurance)	380	8,037
AvalonBay Communities, Inc. (REIT)	285	35,198
Axis Capital Holdings, Ltd. (Insurance)	285	12,831
BancorpSouth, Inc. (Banks)	190	4,478
Bank of America Corp. (Banks)	24,985	418,499
Bank of Hawaii Corp. (Banks)	95	5,394
Bank of New York Mellon Corp. (Banks)	2,660	85,014
BB&T Corp. (Banks)	1,615	60,417
Berkshire Hathaway, Inc.*—Class B (Insurance)	4,180	466,489
BioMed Realty Trust, Inc. (REIT)	475	9,267
BlackRock, Inc. (Diversified Financial Services)	285	85,634
BOK Financial Corp. (Banks)	95	6,105
Boston Properties, Inc. (REIT)	380	41,074
Brandywine Realty Trust (REIT)	380	5,415
BRE Properties, Inc.—Class A (REIT)	190	11,229
Brown & Brown, Inc. (Insurance)	285	8,975
Camden Property Trust (REIT)	190	11,746
Capital One Financial Corp. (Banks)	1,330	93,911
CapitalSource, Inc. (Banks)	475	6,522
Capitol Federal Financial, Inc. (Savings & Loans)	285	3,411
Cash America International, Inc. (Retail)	95	3,489
Cathay Bancorp, Inc. (Banks)	190	4,465
CBL & Associates Properties, Inc. (REIT)	380	6,456
CBOE Holdings, Inc. (Diversified Financial Services)	190	9,884
CBRE Group, Inc.*—Class A (Real Estate)	665	17,649
Chimera Investment Corp. (REIT)	2,375	7,410
Cincinnati Financial Corp. (Insurance)	380	18,411
CIT Group, Inc. (Banks)	475	22,111
Citigroup, Inc. (Banks)	7,125	337,939
City National Corp. (Banks)	95	6,873
CME Group, Inc. (Diversified Financial Services)	760	56,818
CNO Financial Group, Inc. (Insurance)	475	8,047
Columbia Property Trust, Inc. (REIT)	285	6,926
Comerica, Inc. (Banks)	475	21,755
Commerce Bancshares, Inc. (Banks)	190	8,259
CommonWealth REIT (REIT)	285	7,005
Corporate Office Properties Trust (REIT)	190	4,722
Corrections Corp. of America (REIT)	285	9,568
CubeSmart (REIT)	285	4,697
Cullen/Frost Bankers, Inc. (Banks)	95	7,032
CYS Investments, Inc. (REIT)	380	3,010
DCT Industrial Trust, Inc. (REIT)	760	5,472
DDR Corp. (REIT)	665	10,421
DiamondRock Hospitality Co. (REIT)	475	5,501
Digital Realty Trust, Inc. (REIT)	285	14,532
Discover Financial Services (Diversified Financial Services)	1,140	61,161
Douglas Emmett, Inc. (REIT)	285	7,248
Duke Realty Corp. (REIT)	760	11,940
DuPont Fabros Technology, Inc. (REIT)	190	4,938
E*TRADE Financial Corp.* (Diversified Financial Services)	665	13,313
East West Bancorp, Inc. (Banks)	285	9,536
EastGroup Properties, Inc. (REIT)	95	5,637
Eaton Vance Corp. (Diversified Financial Services)	285	10,850
Endurance Specialty Holdings, Ltd. (Insurance)	95	4,977
EPR Properties (REIT)	95	4,853
Equity Lifestyle Properties, Inc. (REIT)	190	7,469
Equity Residential (REIT)	760	42,088
Erie Indemnity Co.—Class A (Insurance)	95	6,666
Essex Property Trust, Inc. (REIT)	95	15,045
Everest Re Group, Ltd. (Insurance)	95	13,752
Extra Space Storage, Inc. (REIT)	285	13,013
F.N.B. Corp. (Banks)	380	4,499
Federal Realty Investment Trust (REIT)	190	20,710
Federated Investors, Inc.—Class B (Diversified Financial Services)	190	5,109
Fidelity National Title Group, Inc.—Class A (Insurance)	665	20,974
Fifth Third Bancorp (Banks)	2,090	43,932
Financial Engines, Inc. (Diversified Financial Services)	95	5,787
First American Financial Corp. (Insurance)	285	7,387
First Financial Bankshares, Inc. (Banks)	95	5,811
First Horizon National Corp. (Banks)	571	6,712
First Niagara Financial Group, Inc. (Savings & Loans)	855	7,387
First Republic Bank (Banks)	285	13,831
FirstMerit Corp. (Banks)	380	7,733
Forest City Enterprises, Inc.*—Class A (Real Estate)	380	6,912
Franklin Resources, Inc. (Diversified Financial Services)	950	49,410
Franklin Street Properties Corp. (REIT)	190	2,278
Fulton Financial Corp. (Banks)	475	5,866

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 121

Common Stocks, continued

	Shares	Value
Gaming & Leisure Properties, Inc. (REIT)	190	$6,593
General Growth Properties, Inc. (REIT)	1,235	24,873
Genworth Financial, Inc.*—Class A (Insurance)	1,140	16,815
Glacier Bancorp, Inc. (Banks)	190	5,022
Greenhill & Co., Inc. (Diversified Financial Services)	95	4,935
Hancock Holding Co. (Banks)	190	6,574
Hanover Insurance Group, Inc. (Insurance)	95	5,275
Hartford Financial Services Group, Inc. (Insurance)	1,045	34,746
Hatteras Financial Corp. (REIT)	190	3,409
HCC Insurance Holdings, Inc. (Insurance)	190	8,153
HCP, Inc. (REIT)	1,045	40,912
Health Care REIT, Inc. (REIT)	665	38,517
Healthcare Realty Trust, Inc. (REIT)	190	4,355
Highwoods Properties, Inc. (REIT)	190	7,057
Home Properties, Inc. (REIT)	95	5,296
Hospitality Properties Trust (REIT)	380	9,766
Host Hotels & Resorts, Inc. (REIT)	1,805	33,194
Hudson City Bancorp, Inc. (Savings & Loans)	1,140	10,306
Huntington Bancshares, Inc. (Banks)	1,900	17,233
IBERIABANK Corp. (Banks)	95	6,255
ING US, Inc. (Insurance)	285	9,624
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	285	59,505
International Bancshares Corp. (Banks)	95	2,224
Invesco Mortgage Capital, Inc. (REIT)	285	4,477
Invesco, Ltd. (Diversified Financial Services)	1,045	34,746
J.P. Morgan Chase & Co. (Banks)	8,835	489,105
Janus Capital Group, Inc. (Diversified Financial Services)	380	4,176
Jones Lang LaSalle, Inc. (Real Estate)	95	10,855
Kemper Corp. (Insurance)	95	3,491
KeyCorp (Banks)	2,090	26,668
Kilroy Realty Corp. (REIT)	190	10,032
Kimco Realty Corp. (REIT)	950	19,865
LaSalle Hotel Properties (REIT)	285	8,767
Legg Mason, Inc. (Diversified Financial Services)	285	12,070
Lexington Realty Trust (REIT)	475	5,135
Liberty Property Trust (REIT)	380	13,832
Lincoln National Corp. (Insurance)	570	27,377
Loews Corp. (Insurance)	760	33,888
LPL Financial Holdings, Inc. (Diversified Financial Services)	190	10,171
M&T Bank Corp. (Banks)	285	31,780
Mack-Cali Realty Corp. (REIT)	190	3,844
Marsh & McLennan Cos., Inc. (Insurance)	1,330	60,794
MasterCard, Inc.—Class A (Commercial Services)	2,850	215,688
MB Financial, Inc. (Banks)	95	2,670
MBIA, Inc.* (Insurance)	380	4,157
McGraw Hill Financial, Inc. (Commercial Services)	665	50,567
Medical Properties Trust, Inc. (REIT)	380	5,043
Mercury General Corp. (Insurance)	95	4,354
MetLife, Inc. (Insurance)	2,660	130,473
MFA Financial, Inc. (REIT)	855	6,233
MGIC Investment Corp.* (Insurance)	760	6,452
Mid-America Apartment Communities, Inc. (REIT)	190	12,263
Montpelier Re Holdings, Ltd. (Insurance)	95	2,648
Moody’s Corp. (Commercial Services)	475	35,425
Morgan Stanley Dean Witter & Co. (Banks)	3,230	95,317
MSCI, Inc.*—Class A (Software)	285	12,175
NASDAQ Stock Market, Inc. (Diversified Financial Services)	285	10,873
National Penn Bancshares, Inc. (Banks)	285	2,958
National Retail Properties, Inc. (REIT)	285	9,462
New York Community Bancorp (Savings & Loans)	1,045	16,918
Northern Trust Corp. (Banks)	570	34,325
Ocwen Financial Corp.* (Diversified Financial Services)	285	12,580
Old National Bancorp (Banks)	190	2,660
Old Republic International Corp. (Insurance)	570	8,903
OMEGA Healthcare Investors, Inc. (REIT)	285	9,103
PartnerRe, Ltd. (Insurance)	95	9,326
People’s United Financial, Inc. (Savings & Loans)	760	10,800
Piedmont Office Realty Trust, Inc.—Class A (REIT)	380	6,335
Platinum Underwriters Holdings, Ltd. (Insurance)	95	5,400
Plum Creek Timber Co., Inc. (REIT)	380	16,367
PNC Financial Services Group (Banks)	1,235	98,652
Popular, Inc.* (Banks)	285	7,524
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	95	4,771
Post Properties, Inc. (REIT)	95	4,458
Potlatch Corp. (REIT)	95	3,800
Primerica, Inc. (Insurance)	95	4,002
Principal Financial Group, Inc. (Insurance)	665	28,974
PrivateBancorp, Inc. (Banks)	190	5,432
ProAssurance Corp. (Insurance)	190	8,827
Progressive Corp. (Insurance)	1,330	30,909
Prologis, Inc. (REIT)	1,140	44,185
Prosperity Bancshares, Inc. (Banks)	95	5,943
Protective Life Corp. (Insurance)	190	9,312
Prudential Financial, Inc. (Insurance)	1,045	88,188
Public Storage, Inc. (REIT)	380	59,883
Radian Group, Inc. (Insurance)	380	5,654
Raymond James Financial Corp. (Diversified Financial Services)	285	14,509
Rayonier, Inc. (REIT)	285	12,614
Realogy Holdings Corp.* (Real Estate)	380	17,317
Realty Income Corp. (REIT)	475	19,371
Redwood Trust, Inc. (REIT)	190	3,553
Regency Centers Corp. (REIT)	190	9,147
Regions Financial Corp. (Banks)	3,230	32,849
Reinsurance Group of America, Inc. (Insurance)	190	14,187
RenaissanceRe Holdings (Insurance)	95	8,617
Retail Properties of America, Inc. (REIT)	475	6,265
RLJ Lodging Trust (REIT)	285	7,119
Ryman Hospitality Properties, Inc. (REIT)	95	3,929
SEI Investments Co. (Commercial Services)	380	12,943
Selective Insurance Group, Inc. (Insurance)	95	2,234
Senior Housing Properties Trust (REIT)	475	10,697
Signature Bank* (Banks)	95	11,596
Simon Property Group, Inc. (REIT)	760	117,677
SL Green Realty Corp. (REIT)	190	17,816

See accompanying notes to the financial statements.

122 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
SLM Corp. (Diversified Financial Services)	1,045	$23,784
Sovran Self Storage, Inc. (REIT)	95	6,451
Spirit Realty Capital, Inc. (REIT)	855	9,063
St. Joe Co.* (Real Estate)	190	3,414
StanCorp Financial Group, Inc. (Insurance)	95	6,104
Starwood Property Trust, Inc. (REIT)	475	14,345
State Street Corp. (Banks)	1,045	69,963
Stifel Financial Corp.* (Diversified Financial Services)	95	4,289
Sunstone Hotel Investors, Inc. (REIT)	475	6,094
SunTrust Banks, Inc. (Banks)	1,235	45,720
Susquehanna Bancshares, Inc. (Banks)	475	5,144
SVB Financial Group* (Banks)	95	10,662
Synovus Financial Corp. (Banks)	2,280	7,638
T. Rowe Price Group, Inc. (Diversified Financial Services)	570	44,711
Tanger Factory Outlet Centers, Inc. (REIT)	190	6,342
Taubman Centers, Inc. (REIT)	190	12,354
TCF Financial Corp. (Banks)	380	6,118
TD Ameritrade Holding Corp. (Diversified Financial Services)	570	17,813
Texas Capital Bancshares, Inc.* (Banks)	95	5,650
The Charles Schwab Corp. (Diversified Financial Services)	2,755	68,379
The Chubb Corp. (Insurance)	570	48,188
The Geo Group, Inc. (REIT)	190	6,361
The Goldman Sachs Group, Inc. (Banks)	950	155,914
The Howard Hughes Corp.* (Real Estate)	95	11,853
The Macerich Co. (REIT)	285	16,131
The Travelers Cos., Inc. (Insurance)	855	69,494
Torchmark Corp. (Insurance)	190	14,279
Trustmark Corp. (Banks)	190	4,514
Two Harbors Investment Corp. (REIT)	855	8,405
U.S. Bancorp (Banks)	4,275	169,846
UDR, Inc. (REIT)	570	13,874
UMB Financial Corp. (Banks)	95	5,633
Umpqua Holdings Corp. (Banks)	285	5,005
United Bankshares, Inc. (Banks)	95	2,840
UnumProvident Corp. (Insurance)	570	18,354
Validus Holdings, Ltd. (Insurance)	190	6,825
Valley National Bancorp (Banks)	475	4,603
Ventas, Inc. (REIT)	665	41,489
Visa, Inc.—Class A (Diversified Financial Services)	1,235	266,056
Vornado Realty Trust (REIT)	380	34,895
W.R. Berkley Corp. (Insurance)	285	11,047
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	190	12,316
Washington Federal, Inc. (Savings & Loans)	285	6,236
Washington REIT (REIT)	190	4,427
Webster Financial Corp. (Banks)	190	5,765
Weingarten Realty Investors (REIT)	285	8,262
Wells Fargo & Co. (Banks)	11,210	508,260
Westamerica Bancorp (Banks)	95	4,689
Western Union Co. (Commercial Services)	1,330	20,482
Weyerhaeuser Co. (REIT)	1,330	39,740
Willis Group Holdings PLC (Insurance)	380	16,363
Wintrust Financial Corp. (Banks)	95	4,164
WP Carey, Inc. (Real Estate)	95	5,613
XL Group PLC (Insurance)	665	19,113
Zions Bancorp (Banks)	475	13,656
TOTAL COMMON STOCKS (Cost $4,258,813)		7,966,038

Repurchase Agreements(a)(b) (29.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $3,215,001	$3,215,000	$3,215,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,215,000)		3,215,000
TOTAL INVESTMENT SECURITIES (Cost $7,473,813)—101.4%		11,181,038
Net other assets (liabilities)—(1.4)%		(157,066)
NET ASSETS—100.0%		$11,023,972

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $1,962,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Financials Index	(0.62)%	2/25/14	$3,127,958	$(110,235)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Financials Index	(0.37)%	2/25/14	5,413,847	(152,077)
				$(262,312)

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 123

Financials UltraSector ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Banks	$3,113,525	28.2%
Commercial Services	335,105	3.0%
Diversified Financial Services	1,158,525	10.5%
Insurance	1,845,797	16.8%
Real Estate	77,328	0.7%
REIT	1,365,036	12.4%
Retail	3,489	NM
Savings & Loans	55,058	0.5%
Software	12,175	0.1%
Other**	3,057,934	27.8%
Total	$11,023,972	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

124 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (65.3%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	15,548	$569,990
AbbVie, Inc. (Pharmaceuticals)	15,886	782,068
Acorda Therapeutics, Inc.* (Biotechnology)	338	9,920
Actavis PLC* (Pharmaceuticals)	1,690	319,376
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	169	10,137
Aetna, Inc. (Healthcare-Services)	3,718	254,051
Alere, Inc.* (Healthcare-Products)	845	32,026
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,028	321,904
Align Technology, Inc.* (Healthcare-Products)	676	40,168
Alkermes PLC* (Pharmaceuticals)	1,352	65,815
Allergan, Inc. (Pharmaceuticals)	3,042	348,613
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	507	42,416
Amgen, Inc. (Biotechnology)	7,605	904,615
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,197	13,929
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,859	13,738
Bard (C.R.), Inc. (Healthcare-Products)	845	109,504
Baxter International, Inc. (Healthcare-Products)	5,408	369,366
Becton, Dickinson & Co. (Healthcare-Products)	2,028	219,267
Biogen Idec, Inc.* (Biotechnology)	2,366	739,706
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,352	93,126
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	169	21,483
Boston Scientific Corp.* (Healthcare-Products)	13,351	180,639
Bristol-Myers Squibb Co. (Pharmaceuticals)	16,562	827,603
Brookdale Senior Living, Inc.* (Healthcare-Services)	1,014	27,844
CareFusion Corp.* (Healthcare-Products)	2,197	89,572
Celgene Corp.* (Biotechnology)	4,056	616,228
Centene Corp.* (Healthcare-Services)	507	30,724
Cepheid, Inc.* (Healthcare-Products)	676	35,733
Charles River Laboratories International, Inc.* (Biotechnology)	507	28,661
CIGNA Corp. (Healthcare-Services)	2,704	233,382
Community Health Systems, Inc.* (Healthcare-Services)	1,184	49,012
Covance, Inc.* (Healthcare-Services)	507	47,942
Covidien PLC (Healthcare-Products)	4,563	311,379
Cubist Pharmaceuticals, Inc.* (Biotechnology)	676	49,409
DaVita, Inc.* (Healthcare-Services)	1,690	109,732
DENTSPLY International, Inc. (Healthcare-Products)	1,352	62,381
Edwards Lifesciences Corp.* (Healthcare-Products)	1,014	66,032
Eli Lilly & Co. (Pharmaceuticals)	9,971	538,534
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,183	77,936
Express Scripts Holding Co.* (Pharmaceuticals)	8,112	605,885
Forest Laboratories, Inc.* (Pharmaceuticals)	2,366	156,866
Gilead Sciences, Inc.* (Biotechnology)	15,379	1,240,317
Haemonetics Corp.* (Healthcare-Products)	507	19,210
HCA Holdings, Inc.* (Healthcare-Services)	3,042	152,921
Health Net, Inc.* (Healthcare-Services)	845	27,792
Healthcare Services Group, Inc. (Commercial Services)	676	18,340
HealthSouth Corp. (Healthcare-Services)	845	26,296
Henry Schein, Inc.* (Healthcare-Products)	845	97,082
Hill-Rom Holdings, Inc. (Healthcare-Products)	507	18,389
HMS Holdings Corp.* (Commercial Services)	845	19,460
Hologic, Inc.* (Healthcare-Products)	2,704	57,757
Hospira, Inc.* (Healthcare-Products)	1,690	74,377
Humana, Inc. (Healthcare-Services)	1,521	147,993
IDEXX Laboratories, Inc.* (Healthcare-Products)	507	57,930
Illumina, Inc.* (Biotechnology)	1,183	179,816
Impax Laboratories, Inc.* (Pharmaceuticals)	676	15,643
Incyte Corp.* (Biotechnology)	1,521	99,656
Intuitive Surgical, Inc.* (Healthcare-Products)	338	137,762
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,183	60,404
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	507	76,892
Johnson & Johnson (Pharmaceuticals)	28,223	2,496,888
Laboratory Corp. of America Holdings* (Healthcare-Services)	845	75,906
LifePoint Hospitals, Inc.* (Healthcare-Services)	507	26,876
Magellan Health Services, Inc.* (Healthcare-Services)	338	20,223
Mallinckrodt PLC* (Pharmaceuticals)	507	29,320
Masimo Corp.* (Healthcare-Products)	507	14,830
Medivation, Inc.* (Pharmaceuticals)	676	53,810
Mednax, Inc.* (Healthcare-Services)	1,014	56,419
Medtronic, Inc. (Healthcare-Products)	9,971	563,961
Merck & Co., Inc. (Pharmaceuticals)	29,237	1,548,684
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,887	176,509
Myriad Genetics, Inc.* (Biotechnology)	676	18,678
Nektar Therapeutics, Inc.* (Pharmaceuticals)	1,352	18,387
Owens & Minor, Inc. (Distribution/Wholesale)	676	23,417
PAREXEL International Corp.* (Commercial Services)	507	24,747
Patterson Cos., Inc. (Healthcare-Products)	845	33,766
PDL BioPharma, Inc. (Biotechnology)	1,352	12,303
Perrigo Co. PLC (Pharmaceuticals)	1,352	210,452
Pfizer, Inc. (Pharmaceuticals)	64,896	1,972,837
Pharmacyclics, Inc.* (Pharmaceuticals)	676	89,955
Quest Diagnostics, Inc. (Healthcare-Services)	1,521	79,853
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	507	33,974
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	845	243,859
ResMed, Inc. (Healthcare-Products)	1,352	58,961
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	676	65,802
Seattle Genetics, Inc.* (Biotechnology)	1,183	53,069
Sirona Dental Systems, Inc.* (Healthcare-Products)	507	36,474
St. Jude Medical, Inc. (Healthcare-Products)	2,873	174,477
STERIS Corp. (Healthcare-Products)	507	23,266
Stryker Corp. (Healthcare-Products)	2,873	222,945
Team Health Holdings, Inc.* (Commercial Services)	676	29,176
Techne Corp. (Healthcare-Products)	338	30,714
Teleflex, Inc. (Healthcare-Products)	338	31,650
Tenet Healthcare Corp.* (Healthcare-Services)	1,014	46,654

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 125

Common Stocks, continued

	Shares	Value
The Cooper Cos., Inc. (Healthcare-Products)	507	$63,010
Theravance, Inc.* (Pharmaceuticals)	845	31,113
Thermo Fisher Scientific, Inc. (Electronics)	3,549	408,632
Thoratec Corp.* (Healthcare-Products)	507	17,715
United Therapeutics Corp.* (Biotechnology)	507	52,028
UnitedHealth Group, Inc. (Healthcare-Services)	10,140	732,919
Universal Health Services, Inc.—Class B (Healthcare-Services)	845	69,307
Varian Medical Systems, Inc.* (Healthcare-Products)	1,014	82,448
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,366	187,009
VIVUS, Inc.* (Pharmaceuticals)	1,014	7,524
Waters Corp.* (Electronics)	845	91,488
WellCare Health Plans, Inc.* (Healthcare-Services)	507	33,011
WellPoint, Inc. (Healthcare-Services)	3,042	261,612
West Pharmaceutical Services, Inc. (Healthcare-Products)	676	32,076
Zimmer Holdings, Inc. (Healthcare-Products)	1,690	158,809
Zoetis, Inc. (Pharmaceuticals)	5,070	153,925
TOTAL COMMON STOCKS (Cost $17,277,819)		22,936,217

Repurchase Agreements(a)(b) (35.9%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $12,601,003	$12,601,000	$12,601,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,601,000)		12,601,000
TOTAL INVESTMENT SECURITIES (Cost $29,878,819)—101.2%		35,537,217
Net other assets (liabilities)—(1.2)%		(410,555)
NET ASSETS—100.0%		$35,126,662

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $7,258,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health Care Index	(0.62)%	2/25/14	$15,469,192	$(539,056)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health Care Index	(0.42)%	2/25/14	14,296,826	(612,769)
				$(1,151,825)

Health Care UltraSector ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Biotechnology	$4,858,880	13.9%
Commercial Services	91,723	0.3%
Distribution/Wholesale	23,417	0.1%
Electronics	500,120	1.4%
Healthcare-Products	3,523,675	10.0%
Healthcare-Services	2,510,470	7.1%
Pharmaceuticals	11,427,932	32.5%
Other**	12,190,445	34.7%
Total	$35,126,662	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

126 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (70.8%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	4,620	$592,239
ABM Industries, Inc. (Commercial Services)	396	10,557
Acacia Research Corp. (Commercial Services)	396	5,473
Accenture PLC—Class A (Computers)	4,620	369,045
Actuant Corp.—Class A (Miscellaneous Manufacturing)	528	18,068
Acuity Brands, Inc. (Electrical Components & Equipment)	264	33,539
Advisory Board Co.* (Commercial Services)	264	16,714
Aecom Technology Corp.* (Engineering & Construction)	660	18,922
AGCO Corp. (Machinery-Diversified)	660	35,198
Agilent Technologies, Inc. (Electronics)	2,376	138,165
Air Lease Corp. (Diversified Financial Services)	660	20,777
Allegion PLC* (Electronics)	660	32,571
Alliance Data Systems Corp.* (Commercial Services)	396	94,905
Alliant Techsystems, Inc. (Aerospace/Defense)	264	37,937
Ametek, Inc. (Electrical Components & Equipment)	1,848	91,328
Amphenol Corp.—Class A (Electronics)	1,188	103,214
Anixter International, Inc. (Telecommunications)	132	11,579
Applied Industrial Technologies, Inc. (Machinery-Diversified)	264	13,343
AptarGroup, Inc. (Miscellaneous Manufacturing)	528	33,686
Arrow Electronics, Inc.* (Distribution/Wholesale)	792	40,693
Automatic Data Processing, Inc. (Commercial Services)	3,564	273,003
Avery Dennison Corp. (Household Products/Wares)	660	32,518
Avnet, Inc. (Electronics)	1,056	43,370
Babcock & Wilcox Co. (Machinery-Diversified)	792	27,150
Ball Corp. (Packaging & Containers)	1,056	54,057
BE Aerospace, Inc.* (Aerospace/Defense)	660	52,450
Belden, Inc. (Electrical Components & Equipment)	264	17,083
Bemis Co., Inc. (Packaging & Containers)	792	30,500
Benchmark Electronics, Inc.* (Electronics)	396	9,001
Boeing Co. (Aerospace/Defense)	5,016	628,304
Brady Corp.—Class A (Electronics)	396	10,835
Broadridge Financial Solutions, Inc. (Software)	924	33,532
C.H. Robinson Worldwide, Inc. (Transportation)	1,056	61,818
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	528	39,352
Caterpillar, Inc. (Machinery-Construction & Mining)	4,620	433,864
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	792	59,392
Cintas Corp. (Commercial Services)	792	45,199
Clarcor, Inc. (Miscellaneous Manufacturing)	396	21,946
Clean Harbors, Inc.* (Environmental Control)	396	22,208
Cognex Corp.* (Machinery-Diversified)	660	26,037
Colfax Corp.* (Miscellaneous Manufacturing)	660	39,765
Convergys Corp. (Commercial Services)	792	16,133
Con-way, Inc. (Transportation)	396	15,234
CoreLogic, Inc.* (Commercial Services)	660	21,021
CoStar Group, Inc.* (Commercial Services)	264	45,419
Covanta Holding Corp. (Environmental Control)	924	16,632
Crane Co. (Miscellaneous Manufacturing)	396	25,011
Crown Holdings, Inc.* (Packaging & Containers)	1,056	43,402
CSX Corp. (Transportation)	7,392	198,919
Cummins, Inc. (Machinery-Diversified)	1,320	167,614
Curtiss-Wright Corp. (Aerospace/Defense)	396	24,322
Danaher Corp. (Miscellaneous Manufacturing)	4,356	324,043
Deere & Co. (Machinery-Diversified)	2,772	238,280
Deluxe Corp. (Commercial Services)	396	19,226
DigitalGlobe, Inc.* (Telecommunications)	528	20,159
Donaldson Co., Inc. (Miscellaneous Manufacturing)	924	38,124
Dover Corp. (Miscellaneous Manufacturing)	1,188	102,833
Eagle Materials, Inc. (Building Materials)	396	31,185
Eaton Corp. (Miscellaneous Manufacturing)	3,432	250,845
EMCOR Group, Inc. (Engineering & Construction)	528	22,445
Emerson Electric Co. (Electrical Components & Equipment)	5,148	339,459
EnerSys (Electrical Components & Equipment)	396	26,952
Equifax, Inc. (Commercial Services)	924	64,735
Esterline Technologies Corp.* (Aerospace/Defense)	264	27,179
Euronet Worldwide, Inc.* (Commercial Services)	396	16,973
Exelis, Inc. (Aerospace/Defense)	1,320	25,859
Expeditors International of Washington, Inc. (Transportation)	1,452	59,329
Fastenal Co. (Distribution/Wholesale)	1,980	86,981
FedEx Corp. (Transportation)	2,112	281,572
FEI Co. (Electronics)	264	24,742
Fidelity National Information Services, Inc. (Software)	2,112	107,079
Fiserv, Inc.* (Software)	1,848	103,580
FleetCor Technologies, Inc.* (Commercial Services)	528	56,137
FLIR Systems, Inc. (Electronics)	1,056	33,496
Flowserve Corp. (Machinery-Diversified)	1,056	76,380
Fluor Corp. (Engineering & Construction)	1,188	90,240
Fortune Brands Home & Security, Inc. (Building Materials)	1,188	53,531
Forward Air Corp. (Transportation)	264	11,759
Foster Wheeler AG* (Engineering & Construction)	660	19,787
FTI Consulting, Inc.* (Commercial Services)	264	9,786
GATX Corp. (Trucking & Leasing)	396	22,928
Generac Holdings, Inc. (Electrical Components & Equipment)	528	25,412
General Cable Corp. (Electrical Components & Equipment)	396	11,298
General Dynamics Corp. (Aerospace/Defense)	2,376	240,713
General Electric Co. (Miscellaneous Manufacturing)	73,788	1,854,293
Genesee & Wyoming, Inc.*—Class A (Transportation)	396	35,775
Genpact, Ltd.* (Commercial Services)	792	13,440
Global Payments, Inc. (Commercial Services)	528	34,896
Graco, Inc. (Machinery-Diversified)	396	27,518
Greif, Inc.—Class A (Packaging & Containers)	264	13,366
Harsco Corp. (Miscellaneous Manufacturing)	528	13,406

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 127

Common Stocks, continued

	Shares	Value
HEICO Corp. (Aerospace/Defense)	396	$21,075
Hexcel Corp.* (Miscellaneous Manufacturing)	792	33,011
Honeywell International, Inc. (Electronics)	5,676	517,820
Hub Group, Inc.*—Class A (Transportation)	264	10,943
Hubbell, Inc.—Class B (Electrical Components & Equipment)	396	46,225
Huntington Ingalls Industries, Inc. (Shipbuilding)	396	37,628
Huron Consulting Group, Inc.* (Commercial Services)	1	66
IDEX Corp. (Machinery-Diversified)	528	38,021
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,036	239,449
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,980	116,404
IPG Photonics Corp.* (Telecommunications)	264	17,654
Iron Mountain, Inc. (Commercial Services)	1,188	31,375
Itron, Inc.* (Electronics)	264	10,660
ITT Corp. (Miscellaneous Manufacturing)	660	27,027
J.B. Hunt Transport Services, Inc. (Transportation)	660	49,533
Jabil Circuit, Inc. (Electronics)	1,320	23,720
Jack Henry & Associates, Inc. (Computers)	660	36,815
Jacobs Engineering Group, Inc.* (Engineering & Construction)	924	56,096
Joy Global, Inc. (Machinery-Construction & Mining)	792	41,810
Kansas City Southern Industries, Inc. (Transportation)	792	83,627
KBR, Inc. (Engineering & Construction)	1,056	33,053
Kennametal, Inc. (Hand/Machine Tools)	528	22,884
Kirby Corp.* (Transportation)	396	39,517
L-3 Communications Holdings, Inc. (Aerospace/Defense)	660	73,306
Landstar System, Inc. (Transportation)	396	22,746
Lennox International, Inc. (Building Materials)	396	34,278
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	660	45,671
LinkedIn Corp.*—Class A (Internet)	660	142,039
Littelfuse, Inc. (Electrical Components & Equipment)	132	11,814
Lockheed Martin Corp. (Aerospace/Defense)	1,980	298,802
Louisiana-Pacific Corp.* (Building Materials)	1,056	18,512
Manitowoc Co. (Machinery-Diversified)	924	26,288
Manpower, Inc. (Commercial Services)	528	41,131
Martin Marietta Materials (Building Materials)	396	43,168
Masco Corp. (Building Materials)	2,640	55,862
Matson, Inc. (Transportation)	264	6,318
MAXIMUS, Inc. (Commercial Services)	528	22,371
MDU Resources Group, Inc. (Electric)	1,320	42,293
MeadWestvaco Corp. (Forest Products & Paper)	1,320	47,612
Mettler Toledo International, Inc.* (Electronics)	264	65,023
Mine Safety Appliances Co. (Environmental Control)	264	13,300
Moog, Inc.*—Class A (Aerospace/Defense)	396	23,784
MRC Global, Inc.* (Oil & Gas Services)	792	22,113
MSC Industrial Direct Co.—Class A (Retail)	396	33,272
Mueller Industries, Inc. (Metal Fabricate/ Hardware)	264	16,431
National Instruments Corp. (Electronics)	660	19,140
Navistar International Corp.* (Auto Manufacturers)	528	16,273
NeuStar, Inc.*—Class A (Telecommunications)	396	13,420
Nordson Corp. (Machinery-Diversified)	396	27,451
Norfolk Southern Corp. (Transportation)	2,244	207,772
Northrop Grumman Corp. (Aerospace/Defense)	1,584	183,031
Old Dominion Freight Line, Inc.* (Transportation)	528	28,639
Oshkosh Truck Corp. (Auto Manufacturers)	660	35,732
Owens Corning, Inc.* (Building Materials)	792	30,215
Owens-Illinois, Inc.* (Packaging & Containers)	1,188	38,064
PACCAR, Inc. (Auto Manufacturers)	2,640	147,840
Packaging Corp. of America (Packaging & Containers)	660	42,636
Pall Corp. (Miscellaneous Manufacturing)	792	63,439
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,056	119,719
Paychex, Inc. (Software)	2,376	99,364
Pentair, Ltd. (Miscellaneous Manufacturing)	1,452	107,927
PerkinElmer, Inc. (Electronics)	792	34,531
PHH Corp.* (Commercial Services)	396	9,611
Precision Castparts Corp. (Metal Fabricate/ Hardware)	1,056	269,017
Quanta Services, Inc.* (Commercial Services)	1,584	49,373
R.R. Donnelley & Sons Co. (Commercial Services)	1,320	24,380
Raytheon Co. (Aerospace/Defense)	2,376	225,886
Regal-Beloit Corp. (Hand/Machine Tools)	264	19,560
Republic Services, Inc. (Environmental Control)	1,980	63,420
Robert Half International, Inc. (Commercial Services)	1,056	44,120
Rock-Tenn Co.—Class A (Packaging & Containers)	528	53,581
Rockwell Automation, Inc. (Machinery-Diversified)	1,056	121,271
Rockwell Collins, Inc. (Aerospace/Defense)	924	69,817
Roper Industries, Inc. (Machinery-Diversified)	660	90,578
Ryder System, Inc. (Transportation)	396	28,191
Sealed Air Corp. (Packaging & Containers)	1,452	45,288
Sensata Tech Holding N.V.* (Electronics)	1,056	39,537
Sherwin-Williams Co. (Chemicals)	660	120,952
Silgan Holdings, Inc. (Packaging & Containers)	264	12,099
Simpson Manufacturing Co., Inc. (Building Materials)	264	8,606
Smith Corp. (Miscellaneous Manufacturing)	528	24,932
Sonoco Products Co. (Packaging & Containers)	792	32,773
Spirit Aerosystems Holdings, Inc.*—Class A (Aerospace/Defense)	792	26,857
SPX Corp. (Miscellaneous Manufacturing)	396	39,430
Stericycle, Inc.* (Commercial Services)	660	77,261
TE Connectivity, Ltd. (Electronics)	3,036	171,563
Teledyne Technologies, Inc.* (Aerospace/Defense)	264	24,254
Terex Corp. (Machinery-Diversified)	792	32,472
TETRA Tech, Inc.* (Environmental Control)	528	15,581
Texas Industries, Inc.* (Building Materials)	132	9,929
Textron, Inc. (Miscellaneous Manufacturing)	2,112	74,976
The ADT Corp. (Commercial Services)	1,452	43,618
The Brink’s Co. (Commercial Services)	396	12,529
The Corporate Executive Board Co. (Commercial Services)	264	19,298
The Timken Co. (Metal Fabricate/Hardware)	528	29,742
The Valspar Corp. (Chemicals)	528	37,108

See accompanying notes to the financial statements.

128 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Toro Co. (Housewares)	396	$25,091
Total System Services, Inc. (Commercial Services)	1,188	35,497
Towers Watson & Co.—Class A (Commercial Services)	528	61,734
TransDigm Group, Inc. (Aerospace/Defense)	396	66,144
Trimble Navigation, Ltd.* (Electronics)	1,848	59,746
Trinity Industries, Inc. (Miscellaneous Manufacturing)	528	30,745
Triumph Group, Inc. (Aerospace/Defense)	396	27,094
Tyco International, Ltd. (Electronics)	3,432	138,962
Union Pacific Corp. (Transportation)	3,300	574,991
United Parcel Service, Inc.—Class B (Transportation)	5,280	502,814
United Rentals, Inc.* (Commercial Services)	660	53,420
United Stationers, Inc. (Distribution/Wholesale)	264	10,938
United Technologies Corp. (Aerospace/Defense)	6,204	707,381
Universal Display Corp.* (Electrical Components & Equipment)	264	8,575
URS Corp. (Engineering & Construction)	528	26,506
USG Corp.* (Building Materials)	660	20,196
UTI Worldwide, Inc. (Transportation)	660	10,336
Valmont Industries, Inc. (Metal Fabricate/Hardware)	132	19,322
Veeco Instruments, Inc.* (Semiconductors)	264	10,035
Verisk Analytics, Inc.*—Class A (Commercial Services)	1,056	67,437
Vishay Intertechnology, Inc.* (Electronics)	924	12,548
Vulcan Materials Co. (Building Materials)	924	57,038
W.W. Grainger, Inc. (Distribution/Wholesale)	396	92,854
Wabtec Corp. (Machinery-Diversified)	660	48,715
Waste Connections, Inc. (Environmental Control)	924	37,773
Waste Management, Inc. (Commercial Services)	3,168	132,360
Watsco, Inc. (Distribution/Wholesale)	132	12,490
WESCO International, Inc.* (Distribution/Wholesale)	264	21,901
WEX, Inc.* (Commercial Services)	264	21,743
Woodward, Inc. (Electronics)	396	16,969
Xerox Corp. (Office/Business Equipment)	8,448	91,661
Xylem, Inc. (Machinery-Diversified)	1,320	44,035
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	396	21,764
TOTAL COMMON STOCKS (Cost $14,880,189)		18,000,950

Repurchase Agreements(a)(b) (34.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $8,682,002	$8,682,000	$8,682,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,682,000)		8,682,000
TOTAL INVESTMENT SECURITIES (Cost $23,562,189)—105.0%		26,682,950
Net other assets (liabilities)—(5.0)%		(1,271,652)
NET ASSETS—100.0%		$25,411,298

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $5,348,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Industrials Index	(0.62)%	2/25/14	$9,924,179	$(533,376)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Industrials Index	(0.42)%	2/25/14	10,261,387	(334,896)
				$(868,272)

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 129

Industrials UltraSector ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$2,784,195	11.0%
Auto Manufacturers	199,845	0.8%
Building Materials	362,521	1.4%
Chemicals	158,059	0.6%
Commercial Services	1,490,940	5.9%
Computers	405,860	1.6%
Distribution/Wholesale	265,857	1.0%
Diversified Financial Services	20,777	0.1%
Electric	42,293	0.2%
Electrical Components & Equipment	611,685	2.4%
Electronics	1,505,614	5.9%
Engineering & Construction	326,441	1.3%
Environmental Control	168,914	0.7%
Forest Products & Paper	47,612	0.2%
Hand/Machine Tools	88,115	0.3%
Household Products/Wares	32,518	0.1%
Housewares	25,091	0.1%
Internet	142,039	0.6%
Machinery-Construction & Mining	475,674	1.9%
Machinery-Diversified	1,062,116	4.2%
Metal Fabricate/Hardware	334,512	1.3%
Miscellaneous Manufacturing	4,230,671	16.6%
Office/Business Equipment	91,661	0.4%
Oil & Gas Services	22,113	0.1%
Packaging & Containers	365,765	1.4%
Retail	33,272	0.1%
Semiconductors	10,035	NM
Shipbuilding	37,628	0.1%
Software	343,555	1.4%
Telecommunications	62,812	0.2%
Transportation	2,229,832	8.8%
Trucking & Leasing	22,928	0.1%
Other**	7,410,348	29.2%
Total	$25,411,298	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

130 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (69.1%)

	Shares	Value
Akamai Technologies, Inc.* (Software)	37,842	$1,804,307
Allscripts Healthcare Solutions, Inc.* (Software)	67,734	1,121,675
Amazon.com, Inc.* (Internet)	13,356	4,790,664
Concur Technologies, Inc.* (Software)	13,992	1,697,789
Cornerstone OnDemand, Inc.* (Software)	20,352	1,161,082
DealerTrack Holdings, Inc.* (Internet)	21,306	993,925
Digital River, Inc.* (Software)	30,210	531,092
E*TRADE Financial Corp.* (Diversified Financial Services)	76,320	1,527,926
EarthLink Holdings Corp. (Telecommunications)	106,530	462,340
eBay, Inc.* (Internet)	71,232	3,789,542
Ebix, Inc. (Software)	37,206	505,257
Equinix, Inc.* (Internet)	10,176	1,884,595
Expedia, Inc. (Internet)	24,486	1,591,100
Facebook, Inc.*—Class A (Internet)	83,952	5,252,876
Google, Inc.*—Class A (Internet)	6,042	7,135,422
Groupon, Inc.* (Internet)	120,840	1,263,986
IAC/InterActiveCorp (Internet)	22,260	1,559,090
j2 Global, Inc. (Computers)	20,988	951,806
Juniper Networks, Inc.* (Telecommunications)	89,358	2,377,816
LinkedIn Corp.*—Class A (Internet)	10,812	2,326,851
LivePerson, Inc.* (Computers)	49,290	681,681
Monster Worldwide, Inc.* (Commercial Services)	102,714	628,610
Netflix, Inc.* (Internet)	6,678	2,733,506
NETGEAR, Inc.* (Telecommunications)	24,804	791,496
NetSuite, Inc.* (Software)	11,448	1,204,101
OpenTable, Inc.* (Internet)	11,448	861,805
Priceline.com, Inc.* (Internet)	3,180	3,640,750
Rackspace Hosting, Inc.* (Internet)	36,570	1,331,514
Salesforce.com, Inc.* (Software)	53,424	3,233,754
Sapient Corp.* (Internet)	55,332	886,972
Sonus Networks, Inc.* (Telecommunications)	228,324	684,972
TD Ameritrade Holding Corp. (Diversified Financial Services)	54,060	1,689,375
Tibco Software, Inc.* (Internet)	50,880	1,083,235
TripAdvisor, Inc.* (Internet)	21,624	1,669,157
United Online, Inc. (Internet)	27,030	327,333
ValueClick, Inc.* (Internet)	37,524	806,766
VeriSign, Inc.* (Internet)	28,620	1,681,425
VirnetX Holding Corp.* (Internet)	35,934	645,375
Vocus, Inc.* (Internet)	38,160	466,315
Yahoo!, Inc.* (Internet)	77,592	2,794,864
TOTAL COMMON STOCKS (Cost $54,550,807)		70,572,147

Repurchase Agreements(a)(b) (33.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $34,432,007	$34,432,000	$34,432,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,432,000)		34,432,000
TOTAL INVESTMENT SECURITIES (Cost $88,982,807)—102.8%		105,004,147
Net other assets (liabilities)—(2.8)%		(2,839,396)
NET ASSETS—100.0%		$102,164,751

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $18,914,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Internet Composite Index	(0.62)%	2/25/14	$42,051,052	$(1,047,628)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Internet Composite Index	(0.42)%	2/25/14	40,628,974	(806,049)
				$(1,853,677)

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 131

	Value	% of Net Assets
Commercial Services	$628,610	0.6%
Computers	1,633,487	1.6%
Diversified Financial Services	3,217,301	3.1%
Internet	49,517,068	48.6%
Software	11,259,057	11.0%
Telecommunications	4,316,624	4.2%
Other**	31,592,604	30.9%
Total	$102,164,751	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

132 :: Mobile Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (52.1%)

	Shares	Value
Crown Castle International Corp.* (Telecommunications)	26,700	$1,894,632
NII Holdings, Inc.*—Class B (Telecommunications)	13,884	41,791
SBA Communications Corp.*—Class A (Telecommunications)	10,324	957,551
Sprint Corp.* (Telecommunications)	68,708	568,215
Telephone & Data Systems, Inc. (Telecommunications)	7,832	211,621
T-Mobile U.S., Inc.* (Telecommunications)	20,292	620,326
TOTAL COMMON STOCKS (Cost $2,694,941)		4,294,136

Repurchase Agreements(a)(b) (33.7%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $2,782,001	$2,782,000	$2,782,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,782,000)		2,782,000
TOTAL INVESTMENT SECURITIES (Cost $5,476,941)—85.8%		7,076,136
Net other assets (liabilities)—14.2%		1,166,948
NET ASSETS—100.0%		$8,243,084

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $1,395,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Mobile Telecommunications Index	(0.62)%	2/25/14	$3,169,064	$(120,698)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Mobile Telecommunications Index	(0.42)%	2/25/14	4,917,084	(126,182)
				$(246,880)

Mobile Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Telecommunications	$4,294,136	52.1%
Other**	3,948,948	47.9%
Total	$8,243,084	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 133

Common Stocks (72.6%)

	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	7,072	$570,640
Apache Corp. (Oil & Gas)	5,616	450,740
Atwood Oceanics, Inc.* (Oil & Gas)	832	39,437
Baker Hughes, Inc. (Oil & Gas Services)	6,240	353,434
Bristow Group, Inc. (Transportation)	520	37,331
Cabot Oil & Gas Corp. (Oil & Gas)	5,928	237,001
Cameron International Corp.* (Oil & Gas Services)	3,328	199,580
CARBO Ceramics, Inc. (Oil & Gas Services)	312	35,917
Chart Industries, Inc.* (Machinery-Diversified)	416	35,543
Cheniere Energy, Inc.* (Oil & Gas)	3,120	137,093
Chesapeake Energy Corp. (Oil & Gas)	7,072	190,308
Chevron Corp. (Oil & Gas)	26,936	3,006,866
Cimarex Energy Co. (Oil & Gas)	1,248	122,279
Cobalt International Energy, Inc.* (Oil & Gas)	4,160	68,099
Concho Resources, Inc.* (Oil & Gas)	1,456	142,382
ConocoPhillips (Oil & Gas)	17,160	1,114,542
Continental Resources, Inc.* (Oil & Gas)	624	68,765
Core Laboratories N.V. (Oil & Gas Services)	624	111,646
Denbury Resources, Inc.* (Oil & Gas)	5,096	81,893
Devon Energy Corp. (Oil & Gas)	5,304	314,103
Diamond Offshore Drilling, Inc. (Oil & Gas)	936	45,433
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,040	59,280
Dril-Quip, Inc.* (Oil & Gas Services)	520	52,291
Energen Corp. (Oil & Gas)	1,040	73,549
Energy XXI (Bermuda), Ltd. (Oil & Gas)	1,040	23,868
Ensco PLC—Class A (Oil & Gas)	3,224	162,394
EOG Resources, Inc. (Oil & Gas)	3,848	635,844
EQT Corp. (Oil & Gas)	2,080	193,044
EXCO Resources, Inc. (Oil & Gas)	2,392	12,271
Exterran Holdings, Inc.* (Oil & Gas Services)	832	28,904
Exxon Mobil Corp. (Oil & Gas)	61,256	5,645,353
First Solar, Inc.* (Semiconductors)	1,040	52,603
FMC Technologies, Inc.* (Oil & Gas Services)	3,328	164,536
Gulfport Energy Corp.* (Oil & Gas)	1,144	69,727
Halliburton Co. (Oil & Gas Services)	11,856	581,063
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,352	27,567
Helmerich & Payne, Inc. (Oil & Gas)	1,456	128,186
Hess Corp. (Oil & Gas)	3,952	298,336
HollyFrontier Corp. (Oil & Gas)	2,808	130,010
Kinder Morgan, Inc. (Pipelines)	9,464	321,871
Kodiak Oil & Gas Corp.* (Oil & Gas)	3,744	39,724
Marathon Oil Corp. (Oil & Gas)	9,776	320,555
Marathon Petroleum Corp. (Oil & Gas)	4,264	371,181
McDermott International, Inc.* (Engineering & Construction)	3,328	27,756
Murphy Oil Corp. (Oil & Gas)	2,496	141,299
Nabors Industries, Ltd. (Oil & Gas)	3,640	62,171
National Oilwell Varco, Inc. (Oil & Gas Services)	6,032	452,460
Newfield Exploration Co.* (Oil & Gas)	1,872	46,369
Noble Corp. PLC (Oil & Gas)	3,536	109,722
Noble Energy, Inc. (Oil & Gas)	4,992	311,151
Oasis Petroleum, Inc.* (Oil & Gas)	1,352	56,527
Occidental Petroleum Corp. (Oil & Gas)	11,336	992,694
Oceaneering International, Inc. (Oil & Gas Services)	1,560	106,314
OGE Energy Corp. (Electric)	2,808	95,669
Oil States International, Inc.* (Oil & Gas Services)	728	68,396
ONEOK, Inc.* (Pipelines)	2,912	174,720
Patterson-UTI Energy, Inc. (Oil & Gas)	1,976	50,763
Phillips 66 (Oil & Gas)	8,424	615,711
Pioneer Natural Resources Co. (Oil & Gas)	1,976	334,576
QEP Resources, Inc. (Oil & Gas)	2,496	77,101
Range Resources Corp. (Oil & Gas)	2,288	197,203
Rosetta Resources, Inc.* (Oil & Gas)	832	35,452
Rowan Cos. PLC*—Class A (Oil & Gas)	1,768	55,462
SandRidge Energy, Inc.* (Oil & Gas)	4,992	30,701
Schlumberger, Ltd. (Oil & Gas Services)	18,408	1,611,988
SEACOR Holdings, Inc.* (Oil & Gas Services)	312	26,264
SemGroup Corp.—Class A (Pipelines)	624	38,538
SM Energy Co. (Oil & Gas)	936	77,463
Southwestern Energy Co.* (Oil & Gas)	4,888	198,893
Spectra Energy Corp. (Pipelines)	9,360	336,492
Superior Energy Services, Inc.* (Oil & Gas Services)	2,184	51,630
Teekay Shipping Corp. (Transportation)	520	28,168
Tesoro Petroleum Corp. (Oil & Gas)	1,872	96,445
The Williams Cos., Inc. (Pipelines)	9,568	387,408
Tidewater, Inc. (Transportation)	728	37,747
Transocean, Ltd. (Oil & Gas)	4,784	207,052
Ultra Petroleum Corp.* (Oil & Gas)	2,184	52,307
Unit Corp.* (Oil & Gas)	624	31,181
Valero Energy Corp. (Oil & Gas)	7,592	387,951
Weatherford International, Ltd.* (Oil & Gas Services)	10,816	146,449
Western Refining, Inc. (Oil & Gas)	728	28,472
Whiting Petroleum Corp.* (Oil & Gas)	1,664	97,144
World Fuel Services Corp. (Retail)	1,040	44,429
WPX Energy, Inc.* (Oil & Gas)	2,808	53,492
TOTAL COMMON STOCKS (Cost $9,171,294)		24,736,919

Repurchase Agreements(a)(b) (31.3%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $10,686,002	$10,686,000	$10,686,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,686,000)		10,686,000
TOTAL INVESTMENT SECURITIES (Cost $19,857,294)—103.9%		35,422,919
Net other assets (liabilities)—(3.9)%		(1,334,049)
NET ASSETS—100.0%		$34,088,870

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $6,662,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

134 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	(0.62)%	2/25/14	$12,442,985	$(438,725)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	(0.42)%	2/25/14	13,956,358	(504,522)
				$(943,247)

Oil & Gas UltraSector ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Electric	$95,669	0.3%
Engineering & Construction	27,756	0.1%
Machinery-Diversified	35,543	0.1%
Oil & Gas	19,040,925	55.8%
Oil & Gas Services	4,077,719	12.0%
Pipelines	1,259,029	3.7%
Retail	44,429	0.1%
Semiconductors	52,603	0.2%
Transportation	103,246	0.3%
Other**	9,351,951	27.4%
Total	$34,088,870	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Oil Equipment, Services & Distribution UltraSector ProFund :: 135

Common Stocks (68.8%)

	Shares	Value
Atwood Oceanics, Inc.* (Oil & Gas)	1,248	$59,155
Baker Hughes, Inc. (Oil & Gas Services)	9,504	538,307
Bristow Group, Inc. (Transportation)	768	55,134
Cameron International Corp.* (Oil & Gas Services)	5,088	305,127
CARBO Ceramics, Inc. (Oil & Gas Services)	384	44,206
Chart Industries, Inc.* (Machinery-Diversified)	672	57,416
Core Laboratories N.V. (Oil & Gas Services)	960	171,763
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,536	74,557
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,632	93,024
Dril-Quip, Inc.* (Oil & Gas Services)	864	86,884
Ensco PLC—Class A (Oil & Gas)	4,992	251,446
Exterran Holdings, Inc.* (Oil & Gas Services)	1,248	43,356
FMC Technologies, Inc.* (Oil & Gas Services)	5,088	251,551
Halliburton Co. (Oil & Gas Services)	18,144	889,237
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,112	43,064
Helmerich & Payne, Inc. (Oil & Gas)	2,304	202,844
Kinder Morgan, Inc. (Pipelines)	14,400	489,744
McDermott International, Inc.* (Engineering & Construction)	5,088	42,434
Nabors Industries, Ltd. (Oil & Gas)	5,568	95,101
National Oilwell Varco, Inc. (Oil & Gas Services)	9,216	691,292
Noble Corp. PLC (Oil & Gas)	5,472	169,796
Oceaneering International, Inc. (Oil & Gas Services)	2,304	157,018
OGE Energy Corp. (Electric)	4,224	143,912
Oil States International, Inc.* (Oil & Gas Services)	1,152	108,230
Patterson-UTI Energy, Inc. (Oil & Gas)	3,072	78,920
Rowan Cos. PLC*—Class A (Oil & Gas)	2,688	84,323
Schlumberger, Ltd. (Oil & Gas Services)	28,224	2,471,576
SEACOR Holdings, Inc.* (Oil & Gas Services)	384	32,325
SemGroup Corp.—Class A (Pipelines)	864	53,361
Spectra Energy Corp. (Pipelines)	14,400	517,680
Superior Energy Services, Inc.* (Oil & Gas Services)	3,456	81,700
Teekay Shipping Corp. (Transportation)	864	46,803
The Williams Cos., Inc. (Pipelines)	14,688	594,717
Tidewater, Inc. (Transportation)	1,056	54,754
Transocean, Ltd. (Oil & Gas)	7,296	315,772
Unit Corp.* (Oil & Gas)	960	47,971
Weatherford International, Ltd.* (Oil & Gas Services)	16,512	223,572
TOTAL COMMON STOCKS (Cost $5,951,323)		9,668,072

Repurchase Agreements(a)(b) (34.0%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/14, due 2/3/14, total to be received $4,778,001	$4,778,000	$4,778,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,778,000)		4,778,000
TOTAL INVESTMENT SECURITIES (Cost $10,729,323)—102.8%		14,446,072
Net other assets (liabilities)—(2.8)%		(388,050)
NET ASSETS—100.0%		$14,058,022

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $2,620,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	(0.62)%	2/25/14	$5,019,464	$(154,471)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	(0.47)%	2/25/14	6,396,965	(138,849)
				$(293,320)

See accompanying notes to the financial statements.

136 :: Oil Equipment, Services & Distribution UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Electric	$143,912	1.0%
Engineering & Construction	42,434	0.3%
Machinery-Diversified	57,416	0.4%
Oil & Gas	1,379,886	9.8%
Oil & Gas Services	6,232,231	44.4%
Pipelines	1,655,502	11.8%
Transportation	156,691	1.1%
Other**	4,389,950	31.2%
Total	$14,058,022	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Pharmaceuticals UltraSector ProFund :: 137

Common Stocks (65.5%)

	Shares	Value
Actavis PLC* (Pharmaceuticals)	1,904	$359,817
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	224	13,436
Allergan, Inc. (Pharmaceuticals)	3,360	385,056
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,016	14,898
Bristol-Myers Squibb Co. (Pharmaceuticals)	18,256	912,252
Eli Lilly & Co. (Pharmaceuticals)	10,976	592,814
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,232	81,164
Forest Laboratories, Inc.* (Pharmaceuticals)	2,688	178,214
Hospira, Inc.* (Healthcare-Products)	1,792	78,866
Impax Laboratories, Inc.* (Pharmaceuticals)	672	15,550
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	560	84,930
Johnson & Johnson (Pharmaceuticals)	31,360	2,774,420
Mallinckrodt PLC* (Pharmaceuticals)	672	38,862
Merck & Co., Inc. (Pharmaceuticals)	32,480	1,720,466
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,256	193,265
Perrigo Co. PLC (Pharmaceuticals)	1,456	226,641
Pfizer, Inc. (Pharmaceuticals)	72,016	2,189,286
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	672	45,031
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	672	65,412
Theravance, Inc.* (Pharmaceuticals)	896	32,991
VIVUS, Inc.* (Pharmaceuticals)	1,120	8,310
Zoetis, Inc. (Pharmaceuticals)	5,600	170,016
TOTAL COMMON STOCKS (Cost $7,407,776)		10,181,697

Repurchase Agreements(a)(b) (32.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $4,999,001	$4,999,000	$4,999,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,999,000)		4,999,000
TOTAL INVESTMENT SECURITIES (Cost $12,406,776)—97.6%		15,180,697
Net other assets (liabilities)—2.4%		371,472
NET ASSETS—100.0%		$15,552,169

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $2,791,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	(0.62)%	2/25/14	$6,225,948	$(190,499)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Pharmaceuticals Index	(0.47)%	2/25/14	6,923,977	(177,011)
				$(367,510)

Pharmaceuticals UltraSector ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Biotechnology	$28,334	0.2%
Healthcare-Products	78,866	0.5%
Pharmaceuticals	10,074,497	64.8%
Other**	5,370,472	34.5%
Total	$15,552,169	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

138 :: Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (64.8%)

	Shares	Value
Agnico-Eagle Mines, Ltd. (Mining)	24,057	$747,692
Allied Nevada Gold Corp.* (Mining)	13,365	65,622
AngloGold Ashanti, Ltd.ADR (Mining)	55,890	818,230
Barrick Gold Corp. (Mining)	161,595	3,115,551
Companhia de Minas Buenaventura S.A.ADR (Mining)	25,515	316,386
Freeport-McMoRan Copper & Gold, Inc. (Mining)	144,099	4,670,248
Gold Fields, Ltd.ADR (Mining)	106,920	372,082
Goldcorp, Inc. (Mining)	112,752	2,806,397
Harmony Gold Mining Co., Ltd.ADR (Mining)	50,787	146,267
Newmont Mining Corp. (Mining)	69,012	1,490,659
Pan American Silver Corp. (Mining)	20,898	263,315
Randgold Resources, Ltd.ADR (Mining)	12,636	870,620
Royal Gold, Inc. (Mining)	8,991	502,957
Stillwater Mining Co.* (Mining)	16,524	207,211
TOTAL COMMON STOCKS (Cost $16,253,298)		16,393,237

Repurchase Agreements(a)(b) (33.4%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $8,437,002	$8,437,000	$8,437,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,437,000)		8,437,000
TOTAL INVESTMENT SECURITIES (Cost $24,690,298)—98.2%		24,830,237
Net other assets (liabilities)—1.8%		466,357
NET ASSETS—100.0%		$25,296,594

*                                    Non-income producing security

(a)                            A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $4,602,000.

(b)                            The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                       American Depositary Receipt

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	(0.62)%	2/25/14	$11,978,524	$(153,853)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	(0.72)%	2/25/14	9,591,988	(201,421)
				$(355,274)

Precious Metals UltraSector ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Mining	$16,393,237	64.8%
Other**	8,903,357	35.2%
Total	$25,296,594	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 139

Common Stocks (70.3%)

	Shares	Value
Alexander & Baldwin, Inc. (Real Estate)	936	$36,607
Alexandria Real Estate Equities, Inc. (REIT)	1,584	111,086
American Campus Communities, Inc. (REIT)	2,376	82,590
American Capital Agency Corp. (REIT)	8,640	181,008
American Realty Capital Properties, Inc. (REIT)	13,032	180,363
American Tower Corp. (REIT)	8,928	722,098
Annaly Mortgage Management, Inc. (REIT)	21,384	230,306
Apartment Investment & Management Co.—Class A (REIT)	3,312	92,637
ARMOUR Residential REIT, Inc. (REIT)	8,352	34,327
AvalonBay Communities, Inc. (REIT)	2,736	337,896
BioMed Realty Trust, Inc. (REIT)	4,320	84,283
Boston Properties, Inc. (REIT)	3,456	373,559
Brandywine Realty Trust (REIT)	3,528	50,274
BRE Properties, Inc.—Class A (REIT)	1,728	102,125
Camden Property Trust (REIT)	1,944	120,178
CBL & Associates Properties, Inc. (REIT)	3,816	64,834
CBRE Group, Inc.*—Class A (Real Estate)	6,264	166,247
Chimera Investment Corp. (REIT)	23,184	72,334
Columbia Property Trust, Inc. (REIT)	2,808	68,234
CommonWealth REIT (REIT)	2,521	61,954
Corporate Office Properties Trust (REIT)	1,944	48,308
Corrections Corp. of America (REIT)	2,592	87,013
CubeSmart (REIT)	2,952	48,649
CYS Investments, Inc. (REIT)	3,744	29,652
DCT Industrial Trust, Inc. (REIT)	7,128	51,322
DDR Corp. (REIT)	6,552	102,670
DiamondRock Hospitality Co. (REIT)	4,392	50,859
Digital Realty Trust, Inc. (REIT)	2,880	146,851
Douglas Emmett, Inc. (REIT)	2,952	75,069
Duke Realty Corp. (REIT)	7,344	115,374
DuPont Fabros Technology, Inc. (REIT)	1,440	37,426
EastGroup Properties, Inc. (REIT)	720	42,725
EPR Properties (REIT)	1,152	58,844
Equity Lifestyle Properties, Inc. (REIT)	1,800	70,758
Equity Residential (REIT)	7,560	418,673
Essex Property Trust, Inc. (REIT)	864	136,832
Extra Space Storage, Inc. (REIT)	2,448	111,776
Federal Realty Investment Trust (REIT)	1,440	156,960
Forest City Enterprises, Inc.*—Class A (Real Estate)	3,528	64,174
Franklin Street Properties Corp. (REIT)	1,944	23,309
Gaming & Leisure Properties, Inc. (REIT)	1,584	54,965
General Growth Properties, Inc. (REIT)	12,096	243,613
Hatteras Financial Corp. (REIT)	2,232	40,042
HCP, Inc. (REIT)	10,296	403,088
Health Care REIT, Inc. (REIT)	6,480	375,322
Healthcare Realty Trust, Inc. (REIT)	2,160	49,507
Highwoods Properties, Inc. (REIT)	2,016	74,874
Home Properties, Inc. (REIT)	1,296	72,252
Hospitality Properties Trust (REIT)	3,312	85,118
Host Hotels & Resorts, Inc. (REIT)	17,064	313,807
Invesco Mortgage Capital, Inc. (REIT)	3,024	47,507
Jones Lang LaSalle, Inc. (Real Estate)	1,008	115,174
Kilroy Realty Corp. (REIT)	1,872	98,842
Kimco Realty Corp. (REIT)	9,216	192,707
LaSalle Hotel Properties (REIT)	2,376	73,086
Lexington Realty Trust (REIT)	4,608	49,812
Liberty Property Trust (REIT)	3,312	120,557
Mack-Cali Realty Corp. (REIT)	2,016	40,784
Medical Properties Trust, Inc. (REIT)	3,672	48,727
MFA Financial, Inc. (REIT)	8,280	60,361
Mid-America Apartment Communities, Inc. (REIT)	1,656	106,878
National Retail Properties, Inc. (REIT)	2,736	90,835
OMEGA Healthcare Investors, Inc. (REIT)	2,736	87,388
Piedmont Office Realty Trust, Inc.—Class A (REIT)	3,744	62,412
Plum Creek Timber Co., Inc. (REIT)	3,960	170,557
Post Properties, Inc. (REIT)	1,224	57,442
Potlatch Corp. (REIT)	936	37,440
Prologis, Inc. (REIT)	11,232	435,352
Public Storage, Inc. (REIT)	3,240	510,592
Rayonier, Inc. (REIT)	2,880	127,469
Realogy Holdings Corp.* (Real Estate)	3,312	150,928
Realty Income Corp. (REIT)	4,680	190,850
Redwood Trust, Inc. (REIT)	1,872	35,006
Regency Centers Corp. (REIT)	2,088	100,516
Retail Properties of America, Inc. (REIT)	4,176	55,081
RLJ Lodging Trust (REIT)	2,736	68,345
Ryman Hospitality Properties, Inc. (REIT)	1,152	47,647
Senior Housing Properties Trust (REIT)	4,248	95,665
Simon Property Group, Inc. (REIT)	6,984	1,081,403
SL Green Realty Corp. (REIT)	2,160	202,543
Sovran Self Storage, Inc. (REIT)	720	48,895
Spirit Realty Capital, Inc. (REIT)	7,920	83,952
St. Joe Co.* (Real Estate)	2,088	37,521
Starwood Property Trust, Inc. (REIT)	4,392	132,638
Sunstone Hotel Investors, Inc. (REIT)	4,104	52,654
Tanger Factory Outlet Centers, Inc. (REIT)	2,160	72,101
Taubman Centers, Inc. (REIT)	1,440	93,629
The Geo Group, Inc. (REIT)	1,656	55,443
The Howard Hughes Corp.* (Real Estate)	720	89,834
The Macerich Co. (REIT)	3,168	179,309
Two Harbors Investment Corp. (REIT)	8,208	80,685
UDR, Inc. (REIT)	5,688	138,446
Ventas, Inc. (REIT)	6,624	413,271
Vornado Realty Trust (REIT)	3,888	357,035
Washington REIT (REIT)	1,512	35,230
Weingarten Realty Investors (REIT)	2,520	73,055
Weyerhaeuser Co. (REIT)	13,104	391,548
WP Carey, Inc. (Real Estate)	1,296	76,568
TOTAL COMMON STOCKS (Cost $7,571,207)		13,736,492

Repurchase Agreements(a)(b) (23.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $4,533,001	$4,533,000	$4,533,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,533,000)		4,533,000
TOTAL INVESTMENT SECURITIES (Cost $12,104,207)—93.5%		18,269,492
Net other assets (liabilities)—6.5%		1,269,218
NET ASSETS—100.0%		$19,538,710

See accompanying notes to the financial statements.

140 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $3,271,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	(0.62)%	2/25/14	$8,910,307	$(22,459)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	(0.32)%	2/25/14	6,664,658	(16,583)
				$(39,042)

Real Estate UltraSector ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Real Estate	$737,053	3.8%
REIT	12,999,439	66.5%
Other**	5,802,218	29.7%
Total	$19,538,710	100.0%

**                             Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                       Real Estate Investment Trust

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 141

Common Stocks (68.2%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors)	10,600	$36,358
Altera Corp. (Semiconductors)	5,600	187,208
Analog Devices, Inc. (Semiconductors)	5,400	260,658
Applied Materials, Inc. (Semiconductors)	20,600	346,492
Atmel Corp.* (Semiconductors)	7,400	61,864
Avago Technologies, Ltd. (Semiconductors)	4,200	229,488
Broadcom Corp.—Class A (Semiconductors)	9,200	273,792
Cavium, Inc.* (Semiconductors)	800	29,736
Cirrus Logic, Inc.* (Semiconductors)	1,000	17,510
Cree, Inc.* (Semiconductors)	2,000	120,840
Cypress Semiconductor Corp. (Semiconductors)	2,400	24,096
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,200	28,072
Hittite Microwave Corp.* (Semiconductors)	600	34,410
Integrated Device Technology, Inc.* (Semiconductors)	2,400	23,160
Intel Corp. (Semiconductors)	85,400	2,095,716
InterDigital, Inc. (Telecommunications)	800	23,000
International Rectifier Corp.* (Semiconductors)	1,200	31,212
KLA-Tencor Corp. (Semiconductors)	2,800	172,116
Lam Research Corp.* (Semiconductors)	2,800	141,708
Linear Technology Corp. (Semiconductors)	4,000	178,160
LSI Logic Corp. (Semiconductors)	9,400	103,682
Marvell Technology Group, Ltd. (Semiconductors)	7,000	104,510
Maxim Integrated Products, Inc. (Semiconductors)	4,800	145,248
Microchip Technology, Inc. (Semiconductors)	3,400	152,524
Micron Technology, Inc.* (Semiconductors)	18,000	414,720
Microsemi Corp.* (Semiconductors)	1,600	37,504
NVIDIA Corp. (Semiconductors)	10,000	157,000
ON Semiconductor Corp.* (Semiconductors)	7,800	65,208
PMC-Sierra, Inc.* (Semiconductors)	3,400	22,270
RF Micro Devices, Inc.* (Telecommunications)	4,800	25,584
SanDisk Corp. (Computers)	3,800	264,290
Semtech Corp.* (Semiconductors)	1,200	27,372
Silicon Laboratories, Inc.* (Semiconductors)	600	28,344
Skyworks Solutions, Inc.* (Semiconductors)	3,200	96,800
SunEdison, Inc.* (Semiconductors)	4,200	58,422
Synaptics, Inc.* (Computers)	600	35,016
Teradyne, Inc.* (Semiconductors)	3,200	60,192
Texas Instruments, Inc. (Semiconductors)	18,800	797,120
Xilinx, Inc. (Semiconductors)	4,600	213,532
TOTAL COMMON STOCKS (Cost $6,993,749)		7,124,934

Repurchase Agreements(a)(b) (34.5%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $3,612,001	$3,612,000	$3,612,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,612,000)		3,612,000
TOTAL INVESTMENT SECURITIES (Cost $10,605,749)—102.7%		10,736,934
Net other assets (liabilities)—(2.7)%		(281,042)
NET ASSETS—100.0%		$10,455,892

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $1,703,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	(0.62)%	2/25/14	$3,701,904	$(94,216)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Semiconductors Index	(0.47)%	2/25/14	4,859,952	(118,665)
				$(212,881)

Semiconductor UltraSector ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Computers	$299,306	2.9%
Semiconductors	6,777,044	64.8%
Telecommunications	48,584	0.5%
Other**	3,330,958	31.8%
Total	$10,455,892	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

142 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (69.7%)

	Shares	Value
3D Systems Corp.* (Computers)	850	$66,070
ACI Worldwide, Inc.* (Software)	425	25,759
Adobe Systems, Inc.* (Software)	4,250	251,557
ADTRAN, Inc. (Telecommunications)	425	10,791
Advanced Micro Devices, Inc.* (Semiconductors)	5,950	20,409
Akamai Technologies, Inc.* (Software)	1,700	81,056
Allscripts Healthcare Solutions, Inc.* (Software)	1,700	28,152
Altera Corp. (Semiconductors)	2,975	99,454
Amdocs, Ltd. (Telecommunications)	1,700	73,542
Analog Devices, Inc. (Semiconductors)	2,975	143,603
ANSYS, Inc.* (Software)	850	66,751
AOL, Inc.* (Internet)	850	39,168
Apple Computer, Inc. (Computers)	8,500	4,255,099
Applied Materials, Inc. (Semiconductors)	11,475	193,009
ARRIS Group, Inc.* (Telecommunications)	1,275	33,023
Aruba Networks, Inc.* (Telecommunications)	850	16,754
Aspen Technology, Inc.* (Software)	850	38,735
athenahealth, Inc.* (Software)	425	62,645
Atmel Corp.* (Semiconductors)	4,250	35,530
Autodesk, Inc.* (Software)	2,125	108,906
Avago Technologies, Ltd. (Semiconductors)	2,550	139,332
Broadcom Corp.—Class A (Semiconductors)	5,100	151,776
Brocade Communications Systems, Inc.* (Computers)	4,250	39,695
CA, Inc. (Software)	2,975	95,438
CACI International, Inc.*—Class A (Computers)	425	31,459
Cadence Design Systems, Inc.* (Computers)	2,550	36,006
Cavium, Inc.* (Semiconductors)	425	15,797
Cerner Corp.* (Software)	2,975	169,247
Ciena Corp.* (Telecommunications)	850	19,831
Cirrus Logic, Inc.* (Semiconductors)	425	7,442
Cisco Systems, Inc. (Telecommunications)	51,000	1,117,409
Citrix Systems, Inc.* (Software)	1,700	91,919
Cognizant Technology Solutions Corp.* (Computers)	2,975	288,337
CommVault Systems, Inc.* (Software)	425	29,355
Computer Sciences Corp. (Computers)	1,275	77,023
Compuware Corp. (Software)	2,125	21,548
Concur Technologies, Inc.* (Software)	425	51,570
Corning, Inc. (Telecommunications)	14,025	241,369
Cree, Inc.* (Semiconductors)	1,275	77,036
Cypress Semiconductor Corp. (Semiconductors)	1,275	12,801
Diebold, Inc. (Computers)	425	14,276
DST Systems, Inc. (Computers)	425	38,675
Electronics for Imaging, Inc.* (Computers)	425	18,007
EMC Corp. (Computers)	19,550	473,892
Equinix, Inc.* (Internet)	425	78,710
F5 Networks, Inc.* (Internet)	850	90,950
Facebook, Inc.*—Class A (Internet)	15,725	983,912
Fair Isaac Corp. (Software)	425	23,103
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,275	16,269
Finisar Corp.* (Telecommunications)	850	20,154
Fortinet, Inc.* (Computers)	1,275	27,030
Garmin, Ltd. (Electronics)	1,275	57,439
Gartner Group, Inc.* (Commercial Services)	850	59,781
Google, Inc.*—Class A (Internet)	2,550	3,011,473
Guidewire Software, Inc.* (Software)	425	20,064
Harris Corp. (Telecommunications)	850	58,939
Hewlett-Packard Co. (Computers)	18,275	529,974
Hittite Microwave Corp.* (Semiconductors)	425	24,374
IAC/InterActiveCorp (Internet)	850	59,534
Informatica Corp.* (Software)	850	34,306
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	1,275	31,901
Integrated Device Technology, Inc.* (Semiconductors)	1,275	12,304
Intel Corp. (Semiconductors)	47,600	1,168,103
InterDigital, Inc. (Telecommunications)	425	12,219
International Business Machines Corp. (Computers)	9,775	1,727,046
International Rectifier Corp.* (Semiconductors)	850	22,109
Intuit, Inc. (Software)	2,550	186,787
j2 Global, Inc. (Computers)	425	19,274
JDS Uniphase Corp.* (Telecommunications)	2,125	28,241
Juniper Networks, Inc.* (Telecommunications)	4,675	124,402
KLA-Tencor Corp. (Semiconductors)	1,700	104,499
Lam Research Corp.* (Semiconductors)	1,700	86,037
Leidos Holdings, Inc. (Commercial Services)	850	38,539
Lexmark International, Inc.—Class A (Computers)	425	16,656
Linear Technology Corp. (Semiconductors)	2,125	94,648
LSI Logic Corp. (Semiconductors)	5,100	56,253
Marvell Technology Group, Ltd. (Semiconductors)	3,825	57,107
Maxim Integrated Products, Inc. (Semiconductors)	2,550	77,163
Medidata Solutions, Inc.* (Software)	425	26,818
Mentor Graphics Corp. (Computers)	850	17,680
Microchip Technology, Inc. (Semiconductors)	1,700	76,262
Micron Technology, Inc.* (Semiconductors)	10,200	235,007
Micros Systems, Inc.* (Computers)	850	47,201
Microsemi Corp.* (Semiconductors)	850	19,924
Microsoft Corp. (Software)	72,675	2,750,748
Motorola Solutions, Inc. (Telecommunications)	2,125	135,574
NCR Corp.* (Computers)	1,700	59,823
NetApp, Inc. (Computers)	3,400	143,956
NetSuite, Inc.* (Software)	425	44,702
Nuance Communications, Inc.* (Software)	2,550	39,092
NVIDIA Corp. (Semiconductors)	5,525	86,743
ON Semiconductor Corp.* (Semiconductors)	4,250	35,530
Oracle Corp. (Software)	33,575	1,238,917
Palo Alto Networks, Inc.* (Telecommunications)	425	25,266
Pandora Media, Inc.* (Internet)	1,700	61,319
Pitney Bowes, Inc. (Office/Business Equipment)	2,125	53,508
Plantronics, Inc. (Telecommunications)	425	18,245
PMC-Sierra, Inc.* (Semiconductors)	2,125	13,919
Polycom, Inc.* (Telecommunications)	1,275	15,211
Progress Software Corp.* (Software)	425	10,272
PTC, Inc.* (Software)	1,275	45,492
QLIK Technologies, Inc.* (Software)	850	22,967
Qualcomm, Inc. (Semiconductors)	16,150	1,198,652
Rackspace Hosting, Inc.* (Internet)	1,275	46,423
Red Hat, Inc.* (Software)	1,700	96,050
RF Micro Devices, Inc.* (Telecommunications)	2,550	13,592

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 143

Common Stocks, continued

	Shares	Value
Riverbed Technology, Inc.* (Computers)	1,700	$33,524
Rovi Corp.* (Semiconductors)	850	18,029
Salesforce.com, Inc.* (Software)	5,100	308,702
SanDisk Corp. (Computers)	2,125	147,794
Science Applications International Corp. (Commercial Services)	425	15,729
Seagate Technology PLC (Computers)	2,975	157,259
Semtech Corp.* (Semiconductors)	850	19,389
Servicenow, Inc.* (Software)	850	53,915
Silicon Laboratories, Inc.* (Semiconductors)	425	20,077
Skyworks Solutions, Inc.* (Semiconductors)	1,700	51,425
Solarwinds, Inc.* (Software)	425	16,953
Solera Holdings, Inc. (Software)	850	56,806
Splunk, Inc.* (Internet)	850	65,476
SS&C Technologies Holdings, Inc.* (Software)	425	16,499
SunEdison, Inc.* (Semiconductors)	2,550	35,471
Symantec Corp. (Internet)	6,800	145,588
Synaptics, Inc.* (Computers)	425	24,803
Synopsys, Inc.* (Computers)	1,275	50,822
Tech Data Corp.* (Electronics)	425	22,916
Teradata Corp.* (Computers)	1,700	69,904
Teradyne, Inc.* (Semiconductors)	1,700	31,977
Texas Instruments, Inc. (Semiconductors)	10,625	450,499
The Ultimate Software Group, Inc.* (Software)	425	69,373
Tibco Software, Inc.* (Internet)	1,275	27,145
Twitter, Inc.* (Internet)	850	54,825
Tyler Technologies, Inc.* (Software)	425	44,816
Vantiv, Inc.* (Commercial Services)	1,275	38,684
VeriFone Systems, Inc.* (Software)	850	24,659
VeriSign, Inc.* (Internet)	1,275	74,906
ViaSat, Inc.* (Telecommunications)	425	25,292
VMware, Inc.*—Class A (Software)	850	76,619
Western Digital Corp. (Computers)	2,125	183,111
Workday, Inc.* (Software)	425	38,055
Xilinx, Inc. (Semiconductors)	2,550	118,371
Yahoo!, Inc.* (Internet)	8,925	321,479
TOTAL COMMON STOCKS (Cost $24,408,309)		27,358,338

Repurchase Agreements(a)(b) (37.0%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $14,537,003	$14,537,000	$14,537,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,537,000)		14,537,000
TOTAL INVESTMENT SECURITIES (Cost $38,945,309)—106.7%		41,895,338
Net other assets (liabilities)—(6.7)%		(2,647,182)
NET ASSETS—100.0%		$39,248,156

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $8,554,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	(0.62)%	2/25/14	$14,425,704	$(504,087)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Technology Index	(0.42)%	2/25/14	17,083,042	(437,129)
				$(941,216)

Technology UltraSector ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Commercial Services	$152,732	0.4%
Computers	8,594,396	21.9%
Distribution/Wholesale	31,901	0.1%
Electronics	80,355	0.2%
Internet	5,060,909	12.9%
Office/Business Equipment	53,508	0.1%
Semiconductors	5,026,331	12.8%
Software	6,368,352	16.2%
Telecommunications	1,989,854	5.1%
Other**	11,889,818	30.3%
Total	$39,248,156	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

144 :: Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (54.2%)

	Shares	Value
AT&T, Inc. (Telecommunications)	31,490	$1,049,246
CenturyLink, Inc. (Telecommunications)	3,551	102,482
Crown Castle International Corp.* (Telecommunications)	2,010	142,630
Frontier Communications Corp. (Telecommunications)	5,963	28,026
Level 3 Communications, Inc.* (Telecommunications)	938	30,110
NII Holdings, Inc.*—Class B (Telecommunications)	1,005	3,025
SBA Communications Corp.*—Class A (Telecommunications)	737	68,357
Sprint Corp.* (Telecommunications)	5,159	42,665
Telephone & Data Systems, Inc. (Telecommunications)	603	16,293
T-Mobile U.S., Inc.* (Telecommunications)	1,541	47,109
tw telecom, Inc.* (Telecommunications)	871	25,660
Verizon Communications, Inc. (Telecommunications)	17,085	820,421
Windstream Holdings, Inc. (Telecommunications)	3,551	26,561
TOTAL COMMON STOCKS (Cost $1,824,751)		2,402,585

Repurchase Agreements(a)(b) (44.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $1,954,000	$1,954,000	$1,954,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,954,000)		1,954,000
TOTAL INVESTMENT SECURITIES (Cost $3,778,751)—98.3%		4,356,585
Net other assets (liabilities)—1.7%		77,638
NET ASSETS—100.0%		$4,434,223

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $826,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	(0.62)%	2/25/14	$1,935,933	$(23,082)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Telecommunications Index	(0.47)%	2/25/14	2,291,064	(12,357)
				$(35,439)

Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Telecommunications	$2,402,585	54.2%
Other**	2,031,638	45.8%
Total	$4,434,223	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 145

Common Stocks (64.8%)

	Shares	Value
AGL Resources, Inc. (Gas)	1,342	$64,121
ALLETE, Inc. (Electric)	427	21,341
Alliant Energy Corp. (Electric)	1,281	66,561
Ameren Corp. (Electric)	2,745	103,871
American Electric Power, Inc. (Electric)	5,551	270,944
American Water Works Co., Inc. (Water)	2,013	85,694
Aqua America, Inc. (Water)	2,013	48,211
Atmos Energy Corp. (Gas)	1,037	49,786
Avista Corp. (Electric)	671	19,345
Black Hills Corp. (Electric)	488	26,757
Calpine Corp.* (Electric)	3,965	75,256
CenterPoint Energy, Inc. (Gas)	4,880	114,192
Cleco Corp. (Electric)	671	32,785
CMS Energy Corp. (Electric)	3,050	84,760
Consolidated Edison, Inc. (Electric)	3,355	182,546
Dominion Resources, Inc. (Electrical Components & Equipment)	6,649	451,534
DTE Energy Co. (Electric)	2,013	137,327
Duke Energy Corp. (Electric)	8,052	568,633
Dynegy, Inc.* (Electric)	1,098	22,355
Edison International (Electric)	3,721	179,203
El Paso Electric Co. (Electric)	488	17,778
Entergy Corp. (Electric)	2,013	126,879
Exelon Corp. (Electric)	9,821	284,808
FirstEnergy Corp. (Electric)	4,758	149,829
Great Plains Energy, Inc. (Electric)	1,769	43,659
Hawaiian Electric Industries, Inc. (Electric)	1,159	30,157
IDACORP, Inc. (Electric)	549	28,949
Integrys Energy Group, Inc. (Electric)	915	49,721
ITC Holdings Corp. (Electric)	610	63,135
National Fuel Gas Co. (Gas)	976	73,551
New Jersey Resources Corp. (Gas)	488	22,253
NextEra Energy, Inc. (Electric)	3,477	319,640
NiSource, Inc. (Gas)	3,599	123,698
Northeast Utilities System (Electric)	3,599	157,636
Northwest Natural Gas Co. (Gas)	305	12,676
NorthWestern Corp. (Electric)	427	19,305
NRG Energy, Inc. (Electric)	3,721	103,630
ONE Gas, Inc.* (Pipelines)	549	18,732
Pepco Holdings, Inc. (Electric)	2,867	55,706
PG&E Corp. (Electric)	5,124	215,977
Piedmont Natural Gas Co., Inc. (Gas)	854	28,199
Pinnacle West Capital Corp. (Electric)	1,281	67,419
PNM Resources, Inc. (Electric)	915	22,555
Portland General Electric Co. (Electric)	915	27,615
PPL Corp. (Electric)	7,198	220,043
Public Service Enterprise Group, Inc. (Electric)	5,795	193,205
Questar Corp. (Gas)	2,013	46,943
SCANA Corp. (Electric)	1,586	74,970
Sempra Energy (Gas)	2,623	243,177
South Jersey Industries, Inc. (Gas)	366	19,522
Southern Co. (Electric)	10,065	415,080
Southwest Gas Corp. (Gas)	549	29,498
TECO Energy, Inc. (Electric)	2,318	37,969
The AES Corp. (Electric)	7,503	105,492
UGI Corp. (Gas)	1,281	55,583
UIL Holdings Corp. (Electric)	671	25,948
UNS Energy Corp. (Electric)	488	29,221
Vectren Corp. (Gas)	915	33,416
Westar Energy, Inc. (Electric)	1,464	48,561
WGL Holdings, Inc. (Gas)	610	23,046
Wisconsin Energy Corp. (Electric)	2,562	109,321
Xcel Energy, Inc. (Electric)	5,673	164,006
TOTAL COMMON STOCKS (Cost $4,656,817)		6,543,730

Repurchase Agreements(a)(b) (27.2%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%—0.02%, dated 1/31/14, due 2/3/14, total to be received $2,754,001	$2,754,000	$2,754,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,754,000)		2,754,000
TOTAL INVESTMENT SECURITIES (Cost $7,410,817)—92.0%		9,297,730
Net other assets (liabilities)—8.0%		810,492
NET ASSETS—100.0%		$10,108,222

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $1,669,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Utilities Index	(0.62)%	2/25/14	$4,694,809	$81,272
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Utilities Index	(0.42)%	2/25/14	3,908,733	43,625
				$124,897

See accompanying notes to the financial statements.

146 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Utilities UltraSector ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Electric	$4,999,898	49.5%
Electrical Components & Equipment	451,534	4.5%
Gas	939,661	9.3%
Pipelines	18,732	0.2%
Water	133,905	1.3%
Other**	3,564,492	35.2%
Total	$10,108,222	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Short Oil & Gas ProFund :: 147

Repurchase Agreements(a)(b) (79.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/14, due 2/3/14, total to be received $3,452,001	$3,452,000	$3,452,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,452,000)		3,452,000
TOTAL INVESTMENT SECURITIES (Cost $3,452,000)—79.3%		3,452,000
Net other assets (liabilities)—20.7%		902,133
NET ASSETS—100.0%		$4,354,133

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $752,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	0.27%	2/25/14	$(2,883,380)	$67,978
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	0.02%	2/25/14	(1,463,501)	52,771
				$120,749

See accompanying notes to the financial statements.

148 :: Short Precious Metals ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Repurchase Agreements(a)(b) (102.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/14, due 2/3/14, total to be received $9,674,002	$9,674,000	$9,674,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,674,000)		9,674,000
TOTAL INVESTMENT SECURITIES (Cost $9,674,000)—102.6%		9,674,000
Net other assets (liabilities)—(2.6)%		(248,372)
NET ASSETS—100.0%		$9,425,628

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $4,561,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	0.02%	2/25/14	$(4,616,560)	$3,292
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	(0.08)%	2/25/14	(4,796,047)	22,800
				$26,092

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Short Real Estate ProFund :: 149

Repurchase Agreements(a)(b) (100.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/14, due 2/3/14, total to be received $3,299,001	$3,299,000	$3,299,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,299,000)		3,299,000
TOTAL INVESTMENT SECURITIES (Cost $3,299,000)—100.5%		3,299,000
Net other assets (liabilities)—(0.5)%		(14,810)
NET ASSETS—100.0%		$3,284,190

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $797,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	0.27%	2/25/14	$(1,248,669)	$(19,781)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	(0.13)%	2/25/14	(2,032,118)	(4,743)
				$(24,524)

See accompanying notes to the financial statements.

150 :: U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

U.S. Treasury Obligation (46.5%)

	Principal Amount	Value
U.S. Treasury Bonds, 3.75%, 11/15/43	$9,720,000	$9,978,947
TOTAL U.S. TREASURY OBLIGATION (Cost $9,591,002)		9,978,947

Repurchase Agreements(a)(b) (71.0%)

Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/14, due 2/3/14, total to be received $15,251,003	15,251,000	15,251,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,251,000)		15,251,000
TOTAL INVESTMENT SECURITIES (Cost $24,842,002)—117.5%		25,229,947
Net other assets (liabilities)—(17.5)%		(3,756,556)
NET ASSETS—100.0%		$21,473,391

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $510,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.75% due on 11/15/43	0.16%	2/6/14	$10,369,070	$524,038
Swap Agreement with Credit Suisse International, based on the 30-Year U.S. Treasury Bond, 3.75% due on 11/15/43	(0.10)%	2/6/14	6,365,172	346,906
				$870,944

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Rising Rates Opportunity 10 ProFund :: 151

Repurchase Agreements(a)(b) (102.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/14, due 2/3/14, total to be received $48,602,011	$48,602,000	$48,602,000
TOTAL REPURCHASE AGREEMENTS (Cost $48,602,000)		48,602,000
TOTAL INVESTMENT SECURITIES (Cost $48,602,000)—102.5%		48,602,000
Net other assets (liabilities)—(2.5)%		(1,168,204)
NET ASSETS—100.0%		$47,433,796

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $764,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 10-Year U.S. Treasury Note, 2.75% due on 11/15/23	0.14%	2/6/14	$(46,701,508)	$(1,391,734)
Swap Agreement with Credit Suisse International, based on the 10-Year U.S. Treasury Note, 2.75% due on 11/15/23	(0.10)%	2/6/14	(504,336)	(14,355)
				$(1,406,089)

See accompanying notes to the financial statements.

152 :: Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Repurchase Agreements(a)(b) (105.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/14, due 2/3/14, total to be received $126,484,028	$126,484,000	$126,484,000
TOTAL REPURCHASE AGREEMENTS (Cost $126,484,000)		126,484,000
TOTAL INVESTMENT SECURITIES (Cost $126,484,000)—105.3%		126,484,000
Net other assets (liabilities)—(5.3)%		(6,329,095)
NET ASSETS—100.0%		$120,154,905

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $9,220,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.75% due on 11/15/43	0.14%	2/6/14	$(132,436,641)	$(7,880,213)
Swap Agreement with Credit Suisse International, based on the 30-Year U.S. Treasury Bond, 3.75% due on 11/15/43	(0.10)%	2/6/14	(16,426,250)	(897,589)
				$(8,777,802)

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 153

Repurchase Agreements(a)(b) (100.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/14, due 2/3/14, total to be received $25,651,006	$25,651,000	$25,651,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,651,000)		25,651,000
TOTAL INVESTMENT SECURITIES (Cost $25,651,000)—100.4%		25,651,000
Net other assets (liabilities)—(0.4)%		(108,583)
NET ASSETS—100.0%		$25,542,417

(a)                   A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2014, the aggregate amount held in a segregated account was $3,584,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

154 :: Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

At January 31, 2014, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	2/7/14	1,596,050	$2,627,387	$2,623,312	$4,075
Canadian dollar vs. U.S. dollar	2/7/14	2,654,762	2,455,498	2,383,586	71,912
Euro vs. U.S. dollar	2/7/14	7,105,403	9,670,838	9,582,343	88,495
Japanese yen vs. U.S. dollar	2/7/14	96,044,835	916,541	940,263	(23,722)
Swedish krona vs. U.S. dollar	2/7/14	5,926,827	903,047	905,095	(2,048)
Swiss franc vs. U.S. dollar	2/7/14	702,944	774,181	775,569	(1,388)
Total Short Contracts			$17,347,492	$17,210,168	$137,324

Long:
British pound vs. U.S. dollar	2/7/14	273,218	$451,722	$449,068	$(2,654)
Canadian dollar vs. U.S. dollar	2/7/14	282,551	255,199	253,689	(1,510)
Euro vs. U.S. dollar	2/7/14	1,586,274	2,160,103	2,139,248	(20,855)
Japanese yen vs. U.S. dollar	2/7/14	58,757,464	566,301	575,226	8,925
Swedish krona vs. U.S. dollar	2/7/14	1,150,884	178,455	175,754	(2,701)
Swiss franc vs. U.S. dollar	2/7/14	127,304	140,912	140,456	(456)
Total Long Contracts			$3,752,692	$3,733,441	$(19,251)

At January 31, 2014, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	2/7/14	625,758	$1,030,031	$1,028,513	$1,518
Canadian dollar vs. U.S. dollar	2/7/14	383,594	355,160	344,411	10,749
Euro vs. U.S. dollar	2/7/14	5,922,052	8,063,241	7,986,476	76,765
Japanese yen vs. U.S. dollar	2/7/14	342,480,149	3,268,308	3,352,823	(84,515)
Swedish krona vs. U.S. dollar	2/7/14	2,541,519	387,404	388,119	(715)
Swiss franc vs. U.S. dollar	2/7/14	301,605	332,118	332,766	(648)
Total Short Contracts			$13,436,262	$13,433,108	$3,154
Long:
British pound vs. U.S. dollar	2/7/14	98,190	$161,451	$161,388	$(63)
Canadian dollar vs. U.S. dollar	2/7/14	166,014	149,092	149,056	(36)
Euro vs. U.S. dollar	2/7/14	524,957	707,959	707,957	(2)
Japanese yen vs. U.S. dollar	2/7/14	24,665,353	241,442	241,470	28
Swedish krona vs. U.S. dollar	2/7/14	289,314	44,162	44,182	20
Swiss franc vs. U.S. dollar	2/7/14	42,969	47,412	47,408	(4)
Total Long Contracts			$1,351,518	$1,351,461	$(57)

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 155

Repurchase Agreements(a)(b) (107.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/14, due 2/3/14, total to be received $5,494,001	$5,494,000	$5,494,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,494,000)		5,494,000
TOTAL INVESTMENT SECURITIES (Cost $5,494,000)—107.6%		5,494,000
Net other assets (liabilities)—(7.6)%		(388,960)
NET ASSETS—100.0%		$5,105,040

(a)                   A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2014, the aggregate amount held in a segregated account was $560,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

156 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

At January 31, 2014, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	2/7/14	193,173	$317,935	$317,504	$(431)
Canadian dollar vs. U.S. dollar	2/7/14	352,511	326,351	316,503	(9,848)
Euro vs. U.S. dollar	2/7/14	1,070,297	1,456,942	1,443,402	(13,540)
Japanese yen vs. U.S. dollar	2/7/14	29,079,607	277,453	284,684	7,231
Swedish krona vs. U.S. dollar	2/7/14	1,083,241	165,028	165,423	395
Swiss franc vs. U.S. dollar	2/7/14	60,378	66,479	66,616	137
Total Long Contracts			$2,610,188	$2,594,132	$(16,056)

At January 31, 2014, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	2/7/14	38,446	$63,411	$63,191	$220
Canadian dollar vs. U.S. dollar	2/7/14	52,614	47,273	47,239	34
Euro vs. U.S. dollar	2/7/14	202,226	274,048	272,722	1,326
Japanese yen vs. U.S. dollar	2/7/14	7,728,461	75,561	75,660	(99)
Swedish krona vs. U.S. dollar	2/7/14	125,776	19,352	19,207	145
Swiss franc vs. U.S. dollar	2/7/14	15,538	17,204	17,144	60
Total Short Contracts			$496,849	$495,163	$1,686

Long:
British pound vs. U.S. dollar	2/7/14	215,424	$354,870	$354,077	$(793)
Canadian dollar vs. U.S. dollar	2/7/14	218,159	200,656	195,874	(4,782)
Euro vs. U.S. dollar	2/7/14	1,315,583	1,792,387	1,774,194	(18,193)
Japanese yen vs. U.S. dollar	2/7/14	49,682,609	474,821	486,384	11,563
Swedish krona vs. U.S. dollar	2/7/14	448,417	68,649	68,479	(170)
Swiss franc vs. U.S. dollar	2/7/14	122,048	134,541	134,657	116
Total Long Contracts			$3,025,924	$3,013,665	$(12,259)

See accompanying notes to the financial statements.

Statements of Assets and Liabilities

158 :: Statements of Assets and Liabilities :: January 31, 2014 (unaudited)

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$122,622,706	$129,315,106	$29,833,324	$44,678,900
Securities, at value	59,113,119	84,030,082	10,827,985	39,604,200
Repurchase agreements, at value	80,489,000	53,270,000	22,219,000	19,165,000
Total Investment Securities, at value	139,602,119	137,300,082	33,046,985	58,769,200
Cash	747	243	3,651	931
Segregated cash balances with brokers	359,450	1,022,040	211,262	538,740
Segregated cash balances with custodian	—	—	159	—
Dividends and interest receivable	56,037	39,552	3,831	11,102
Receivable for investments sold	6,652	70,200	—	—
Receivable for capital shares issued	1,507,108	54,256	232,374	628,229
Unrealized gain on swap agreements	90,835	296,244	46,834	159,941
Prepaid expenses	32,042	36,389	30,533	29,122
TOTAL ASSETS	141,654,990	138,819,006	33,575,629	60,137,265
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	6,654	82,410	—	—
Payable for capital shares redeemed	386,971	177,495	2,511,333	1,747,647
Unrealized loss on swap agreements	—	—	—	4,182
Variation margin on futures contracts	44,264	95,200	34,133	31,390
Advisory fees payable	97,753	88,923	17,186	42,110
Management services fees payable	19,551	17,785	3,437	9,023
Administration fees payable	4,757	4,330	840	2,197
Distribution and services fees payable—Service Class	8,571	2,857	3,278	8,353
Transfer agency fees payable	10,303	5,584	2,781	6,388
Fund accounting fees payable	9,210	8,382	1,626	4,254
Compliance services fees payable	575	730	115	347
Service fees payable	185	168	33	85
Other accrued expenses	115,231	112,120	29,388	72,041
TOTAL LIABILITIES	704,025	595,984	2,604,150	1,928,017
NET ASSETS	$140,950,965	$138,223,022	$30,971,479	$58,209,248
NET ASSETS CONSIST OF:
Capital	$154,389,449	$129,660,239	$50,947,401	$43,232,854
Accumulated net investment income (loss)	(144,174)	(246,381)	(435,094)	(184,099)
Accumulated net realized gains (losses) on investments	(30,369,696)	156,223	(22,858,202)	793,643
Net unrealized appreciation (depreciation) on investments	17,075,386	8,652,941	3,317,374	14,366,850
NET ASSETS	$140,950,965	$138,223,022	$30,971,479	$58,209,248
NET ASSETS:
Investor Class	$132,016,442	$134,709,760	$25,872,095	$46,603,946
Service Class	8,934,523	3,513,262	5,099,384	11,605,302
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,630,911	2,034,462	410,135	422,724
Service Class	126,173	59,506	91,657	121,386
NET ASSET VALUE: (offering and redemption price per share):
Investor Class	$80.95	$66.21	$63.08	$110.25
Service Class	70.81	59.04	55.64	95.61

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Statements of Assets and Liabilities :: 159

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$11,266,629	$25,316,753	$22,823,115	$26,250,710	$112,806,446	$9,902,071
15,693,457	30,077,087	25,350,471	30,629,712	121,908,820	13,808,503
—	—	84,000	1,000	—	70,000
15,693,457	30,077,087	25,434,471	30,630,712	121,908,820	13,878,503
—	—	—	3,524	—	835
—	—	—	—	—	—
—	—	—	—	—	—
23,150	16,303	12,011	9,595	83,304	6,644
234,116	254,614	61,049	—	889,721	103,032
3,442	34,002	10,328	14,475	62,554	29,600
—	—	—	—	—	—
22,881	24,776	22,685	19,386	56,871	25,813
15,977,046	30,406,782	25,540,544	30,677,692	123,001,270	14,044,427

91,360	78,310	1,444	—	308,985	—
3,515	—	72,311	2,671	181,514	—
30,704	149,051	20,892	36,959	387,368	190,525
—	—	—	—	—	—
—	—	—	—	—	—
13,803	17,764	13,052	13,032	78,948	13,357
2,761	3,553	2,610	2,607	15,790	2,671
535	865	773	689	3,842	650
2,883	4,414	6,389	6,911	3,967	3,725
2,454	2,811	3,252	2,940	5,551	2,388
1,036	1,674	1,496	1,333	7,438	1,259
110	95	72	94	719	166
21	34	30	27	149	25
18,823	34,729	17,994	17,568	40,032	20,416
168,005	293,300	140,315	84,831	1,034,303	235,182
$15,809,041	$30,113,482	$25,400,229	$30,592,861	$121,966,967	$13,809,245

$11,494,445	$25,466,960	$23,366,062	$41,387,248	$137,075,895	$10,966,017
21,661	(53,904)	(144,166)	(220,757)	(265,404)	(329,912)
(133,893)	(59,908)	(433,023)	(14,953,632)	(23,945,898)	(803,292)
4,426,828	4,760,334	2,611,356	4,380,002	9,102,374	3,976,432
$15,809,041	$30,113,482	$25,400,229	$30,592,861	$121,966,967	$13,809,245

$13,192,860	$24,757,514	$19,169,295	$23,249,632	$118,000,770	$9,511,890
2,616,181	5,355,968	6,230,934	7,343,229	3,966,197	4,297,355

271,613	451,249	305,275	375,166	1,824,740	143,836
57,633	109,072	111,351	134,728	68,956	73,593

$48.57	$54.86	$62.79	$61.97	$64.67	$66.13
45.39	49.10	55.96	54.50	57.52	58.39

See accompanying notes to the financial statements.

160 :: Statements of Assets and Liabilities :: January 31, 2014 (unaudited)

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$17,867,175	$72,937,868	$50,467,179	$61,116,526
Securities, at value	19,846,003	59,098,203	41,310,915	41,399,705
Repurchase agreements, at value	—	33,260,000	23,380,000	30,186,000
Total Investment Securities, at value	19,846,003	92,358,203	64,690,915	71,585,705
Cash	—	135	988	10,765
Segregated cash balances with brokers	—	508,366	759,015	482,883
Segregated cash balances with custodian	—	—	91	496
Dividends and interest receivable	54,019	46,249	19,440	14,617
Receivable for investments sold	—	6,073	34,505	—
Receivable for capital shares issued	142,376	31,088,118	4,092,911	11,910,861
Unrealized gain on swap agreements	—	189,004	653,179	415,097
Prepaid and other expenses	25,760	21,119	22,716	28,377
TOTAL ASSETS	20,068,158	124,217,267	70,273,760	84,448,801
LIABILITIES:
Cash overdraft	170,199	—	—	—
Payable for investments purchased	—	5,142,699	48,490	—
Payable for capital shares redeemed	40,818	647,854	821,745	11,446,482
Unrealized loss on swap agreements	—	—	—	—
Variation margin on futures contracts	—	62,261	70,700	78,107
Advisory fees payable	12,394	52,183	46,123	46,387
Management services fees payable	2,479	10,437	9,225	9,277
Administration fees payable	653	2,537	2,244	2,255
Distribution and services fees payable—Service Class	2,937	5,712	1,412	3,247
Transfer agency fees payable	1,774	9,379	5,372	7,370
Fund accounting fees payable	1,264	4,911	4,344	4,366
Compliance services fees payable	96	412	316	297
Service fees payable	25	98	87	88
Other accrued expenses	—	67,332	51,809	53,257
TOTAL LIABILITIES	232,639	6,005,815	1,061,867	11,651,133
NET ASSETS	$19,835,519	$118,211,452	$69,211,893	$72,797,668
NET ASSETS CONSIST OF:
Capital	$28,828,476	$170,272,196	$57,442,230	$84,423,955
Accumulated net investment income (loss)	171,282	(85,616)	(583,553)	(767,613)
Accumulated net realized gains (losses) on investments	(11,143,067)	(71,592,075)	(2,799,756)	(21,993,927)
Net unrealized appreciation (depreciation) on investments	1,978,828	19,616,947	15,152,972	11,135,253
NET ASSETS	$19,835,519	$118,211,452	$69,211,893	$72,797,668
NET ASSETS:
Investor Class	$17,265,528	$103,156,643	$67,987,561	$68,500,581
Service Class	2,569,991	15,054,809	1,224,332	4,297,087
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,140,640	1,342,339	891,542	1,922,230
Service Class	165,105	223,641	18,122	137,949
NET ASSET VALUE: (offering and redemption price per share):
Investor Class	$15.14	$76.85	$76.26	$35.64
Service Class	15.57	67.32	67.56	31.15

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Statements of Assets and Liabilities :: 161

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund

$13,300,895	$167,506,304	$56,684,000	$18,528,811	$7,601,461	$11,415,177
13,415,745	122,112,949	—	15,474,898	7,299,554	11,305,784
5,428,000	112,776,000	56,684,000	5,101,000	2,430,000	3,582,000
18,843,745	234,888,949	56,684,000	20,575,898	9,729,554	14,887,784
901	913	284	3,707	5,081	21
172,582	2,313,630	—	—	—	—
—	507	—	—	—	—
13,290	33,721	12	34,649	30,891	1
—	—	—	—	—	—
10,975,798	22,291,007	178,584	2,202,746	238,517	666,141
—	1,540,277	—	—	—	171,264
18,704	36,235	9,509	9,008	15,918	20,677
30,025,020	261,105,239	56,872,389	22,826,008	10,019,961	15,745,888

—	—	—	—	—	—
—	—	—	1,842,471	—	—
135,176	1,880,896	1,726,612	369,676	532,014	520,393
206,898	—	1,585,714	170,574	159,196	—
35,138	134,921	—	—	—	—
15,880	163,267	36,951	12,369	6,797	10,377
3,176	32,654	7,390	2,474	1,359	2,076
771	7,946	1,794	599	328	521
1,798	50,186	418	494	301	875
2,342	33,990	2,544	1,737	999	2,241
1,493	15,384	3,474	1,159	636	1,008
113	893	134	111	65	113
30	308	70	23	13	20
29,315	197,708	91,751	21,722	14,530	10,382
432,130	2,518,153	3,456,852	2,423,409	716,238	548,006
$29,592,890	$258,587,086	$53,415,537	$20,402,599	$9,303,723	$15,197,882

$38,353,914	$451,125,863	$81,107,912	$287,650,467	$30,104,207	$18,967,233
(105,280)	(331,068)	(599,305)	(43,881)	17,207	(134,845)
(13,958,034)	(261,447,274)	(25,507,356)	(269,080,500)	(22,786,588)	(7,278,377)
5,302,290	69,239,565	(1,585,714)	1,876,513	1,968,897	3,643,871
$29,592,890	$258,587,086	$53,415,537	$20,402,599	$9,303,723	$15,197,882

$27,910,405	$193,984,768	$53,061,121	$19,900,455	$9,084,874	$14,277,458
1,682,485	64,602,318	354,416	502,144	218,849	920,424

549,832	3,156,965	3,391,013	2,268,962	1,748,798	1,355,301
36,145	1,215,478	23,997	59,278	42,994	92,569

$50.76	$61.45	$15.65	$8.77	$5.19	$10.53
46.55	53.15	14.77	8.47	5.09	9.94

See accompanying notes to the financial statements.

162 :: Statements of Assets and Liabilities :: January 31, 2014 (unaudited)

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$55,400,000	$46,050,000	$2,468,000	$7,257,000
Repurchase agreements, at value	55,400,000	46,050,000	2,468,000	7,257,000
Total Investment Securities, at value	55,400,000	46,050,000	2,468,000	7,257,000
Cash	111	946	876	327
Segregated cash balances with brokers	5,232,290	140,160	11,310	47,403
Segregated cash balances with custodian	—	—	958	—
Interest receivable	12	10	1	2
Receivable for capital shares issued	905,711	1,056,735	1,381,890	16,645,257
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized gain on swap agreements	—	50,016	—	—
Variation margin on futures contracts	—	20,000	2,460	3,852
Prepaid expenses	24,483	38,776	11,041	13,859
TOTAL ASSETS	61,562,607	47,356,643	3,876,536	23,967,700
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for capital shares redeemed	954,803	513,995	26,010	100,159
Unrealized loss on swap agreements	1,333,895	—	8,992	14,665
Variation margin on futures contracts	2,333,540	—	—	—
Advisory fees payable	55,211	18,908	2,225	2,561
Management services fees payable	9,202	3,782	445	512
Administration fees payable	2,225	922	176	199
Distribution and services fees payable—Service Class	1,683	8,172	1,507	524
Transfer agency fees payable	5,135	3,299	761	606
Fund accounting fees payable	4,307	1,786	340	386
Compliance services fees payable	305	197	40	37
Service fees payable	86	36	7	8
Other accrued expenses	47,955	34,183	14,658	3,626
TOTAL LIABILITIES	4,748,347	585,280	55,161	123,283
NET ASSETS	$56,814,260	$46,771,363	$3,821,375	$23,844,417
NET ASSETS CONSIST OF:
Capital	$163,006,454	$134,363,293	$56,791,522	$49,395,119
Accumulated net investment income (loss)	(174,499)	(52,038)	(222,329)	(206,897)
Accumulated net realized gains (losses) on investments	(100,061,675)	(87,587,212)	(52,750,230)	(25,336,083)
Net unrealized appreciation (depreciation) on investments	(5,956,020)	47,320	2,412	(7,722)
NET ASSETS	$56,814,260	$46,771,363	$3,821,375	$23,844,417
NET ASSETS:
Investor Class	$55,718,934	$37,152,566	$3,365,251	$22,066,138
Service Class	1,095,326	9,618,797	456,124	1,778,279
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	4,108,988	3,199,625	140,868	932,935
Service Class	89,676	847,624	18,785	79,270
NET ASSET VALUE: (offering and redemption price per share):
Investor Class	$13.56	$11.61	$23.89	$23.65
Service Class	12.21	11.35	24.28	22.43

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Statements of Assets and Liabilities :: 163

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund

$24,074,000	$4,547,000	$20,764,000	$8,932,000	$13,083,000	$4,579,000
24,074,000	4,547,000	20,764,000	8,932,000	13,083,000	4,579,000
24,074,000	4,547,000	20,764,000	8,932,000	13,083,000	4,579,000
227	210	603	780	—	619
91,981	31,175	86,710	72,943	58,800	—
—	—	322	—	278	—
5	1	4	2	3	1
214,446	303,884	5,676,613	13,897	590,588	156,744
—	—	—	—	—	1,564
17,886	—	—	132,403	—	119,534
13,125	3,500	18,860	15,608	4,515	—
20,167	17,925	27,281	27,465	15,272	10,046

24,431,837	4,903,695	26,574,393	9,195,098	13,752,456	4,867,508

—	—	—	—	583	—
310,713	113,937	475,784	5,239,757	479,668	140,213
39,546	77,010	180,043	—	112,724	—
—	—	—	—	—	—
14,940	1,465	8,619	1,837	5,343	—
2,988	293	1,724	368	1,069	—
730	114	422	282	362	80
1,133	135	1,358	245	329	138
1,910	406	1,361	880	1,258	273
1,413	220	818	546	701	154
123	14	96	65	59	26
28	4	16	11	14	3
24,453	3,539	19,800	13,030	16,021	7,626
397,977	197,137	690,041	5,257,021	618,131	148,513
$24,033,860	$4,706,558	$25,884,352	$3,938,077	$13,134,325	$4,718,995

$258,874,226	$28,538,269	$164,126,539	$26,747,090	$215,254,010	$70,559,370
(62,263)	(60,933)	(416,813)	(180,544)	(17,911)	(177,178)
(234,785,341)	(23,680,084)	(137,633,660)	(22,801,178)	(202,019,265)	(65,782,731)
7,238	(90,694)	(191,714)	172,709	(82,509)	119,534
$24,033,860	$4,706,558	$25,884,352	$3,938,077	$13,134,325	$4,718,995

$23,102,669	$4,408,148	$24,174,048	$3,489,301	$12,665,325	$4,502,080
931,191	298,410	1,710,304	448,776	469,000	216,915

2,745,051	610,698	868,911	383,075	594,811	160,673
115,222	43,656	61,982	52,397	21,724	8,089

$8.42	$7.22	$27.82	$9.11	$21.29	$28.02
8.08	6.84	27.59	8.56	21.59	26.82

See accompanying notes to the financial statements.

164 :: Statements of Assets and Liabilities :: January 31, 2014 (unaudited)

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
ASSETS:
Total Investment Securities, at cost	$15,136,000	$7,527,000	$3,984,000	$2,440,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	15,136,000	7,527,000	3,984,000	2,440,000
Total Investment Securities, at value	15,136,000	7,527,000	3,984,000	2,440,000
Cash	726	129	870	66
Segregated cash balances with brokers	—	—	—	204,592
Segregated cash balances with custodian	—	6	—	—
Dividends and interest receivable	3	1	1	1
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	519,639	842,451	20,551	282,462
Due from Advisor under an expense limitation agreement	—	—	542	—
Unrealized gain on swap agreements	182,814	156,560	—	54,380
Variation margin on futures contracts	—	—	—	98,987
Prepaid expenses	7,542	14,737	17,132	18,984
TOTAL ASSETS	15,846,724	8,540,884	4,023,096	3,099,472
LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	281,842	359,064	278,427	72,841
Unrealized loss on swap agreements	—	—	23,676	—
Advisory fees payable	6,837	1,292	—	501
Management services fees payable	1,367	258	—	83
Administration fees payable	391	151	64	99
Distribution and services fees payable—Service Class	2,002	698	59	6
Transfer agency fees payable	1,170	635	305	551
Fund accounting fees payable	757	293	124	193
Compliance services fees payable	57	26	14	18
Service fees payable	15	6	2	4
Other accrued expenses	11,446	4,997	2,526	2,821
TOTAL LIABILITIES	305,884	367,420	305,197	77,117
NET ASSETS	$15,540,840	$8,173,464	$3,717,899	$3,022,355
NET ASSETS CONSIST OF:
Capital	$114,560,437	$26,558,671	$13,691,658	$12,772,995
Accumulated net investment income (loss)	(207,973)	(82,250)	(50,480)	(86,464)
Accumulated net realized gains (losses) on investments	(98,994,438)	(18,459,517)	(9,899,603)	(10,006,474)
Net unrealized appreciation (depreciation) on investments	182,814	156,560	(23,676)	342,298
NET ASSETS	$15,540,840	$8,173,464	$3,717,899	$3,022,355
NET ASSETS:
Investor Class	$12,884,652	$7,959,463	$3,643,824	$3,017,800
Service Class	2,656,188	214,001	74,075	4,555
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,078,110	413,850	144,219	100,760
Service Class	230,009	11,828	3,106	159
NET ASSET VALUE: (offering and redemption price per share):
Investor Class	$11.95	$19.23	$25.27	$29.95
Service Class	11.55	18.09	23.85	28.70 (a)

(a)  Net asset value is calculated using unrounded net assets of $4,554.94 divided by the unrounded shares outstanding of 158.70.

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Statements of Assets and Liabilities :: 165

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund

$17,247,927	$19,484,941	$475,095,407	$4,229,002	$35,417,970	$7,473,813
15,580,388	16,761,385	361,003,282	3,642,407	29,615,077	7,966,038
8,597,000	7,853,000	207,828,000	1,446,000	11,063,000	3,215,000
24,177,388	24,614,385	568,831,282	5,088,407	40,678,077	11,181,038
216	993	30,537	470	573	659
—	—	—	—	—	—
—	—	—	—	—	841
5,445	19,849	347,416	6,649	9,908	8,930
—	—	—	383,358	—	32,970
314,016	43,623	3,510,793	59,226	87,619	199,477
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
16,147	18,824	28,935	19,132	31,993	16,778
24,513,212	24,697,674	572,748,963	5,557,242	40,808,170	11,440,693

5,142	—	330,083	—	—	—
373,432	176,457	2,426,221	282,815	937,446	121,823
678,061	770,745	10,005,246	131,697	930,882	262,312
14,894	21,588	335,884	2,959	31,216	8,046
2,979	4,318	67,177	592	6,243	1,609
725	1,049	16,403	187	1,517	399
1,406	3,665	20,047	1,060	4,289	1,721
2,239	2,364	27,159	611	3,346	1,324
1,403	2,031	31,756	361	2,938	772
103	108	2,160	36	208	63
28	41	637	7	59	15
24,695	24,316	357,083	7,645	36,578	18,637
1,105,107	1,006,682	13,619,856	427,970	1,954,722	416,721
$23,408,105	$23,690,992	$559,129,107	$5,129,272	$38,853,448	$11,023,972

$27,115,976	$63,449,687	$421,883,261	$5,643,760	$33,346,536	$24,283,494
(143,800)	(127,314)	(1,418,443)	(43,425)	(114,676)	(184,644)
(9,815,471)	(43,990,080)	54,933,660	(1,198,771)	1,292,363	(16,519,791)
6,251,400	4,358,699	83,730,629	727,708	4,329,225	3,444,913
$23,408,105	$23,690,992	$559,129,107	$5,129,272	$38,853,448	$11,023,972

$21,740,998	$20,695,699	$533,825,127	$4,001,140	$36,265,404	$9,411,305
1,667,107	2,995,293	25,303,980	1,128,132	2,588,044	1,612,667

800,143	413,033	10,338,580	60,353	585,476	790,143
63,229	63,610	568,968	18,018	45,512	150,727

$27.17	$50.11	$51.63	$66.30	$61.94	$11.91
26.37	47.09	44.47	62.61	56.87	10.70

See accompanying notes to the financial statements.

166 :: Statements of Assets and Liabilities :: January 31, 2014 (unaudited)

				Mobile
	Health Care	Industrials	Internet	Telecommunications
	UltraSector	UltraSector	UltraSector	UltraSector
	ProFund	ProFund	ProFund	ProFund
ASSETS:
Total Investment Securities, at cost	$29,878,819	$23,562,189	$88,982,807	$5,476,941
Securities, at value	22,936,217	18,000,950	70,572,147	4,294,136
Repurchase agreements, at value	12,601,000	8,682,000	34,432,000	2,782,000
Total Investment Securities, at value	35,537,217	26,682,950	105,004,147	7,076,136
Cash	865	177	319	61
Segregated cash balances with custodian	59	—	—	19
Dividends and interest receivable	22,041	15,772	7	1
Receivable for investments sold	—	—	—	1,507,565
Receivable for capital shares issued	867,083	81,529	1,073,796	152,206
Prepaid expenses	19,706	23,191	16,526	11,523
TOTAL ASSETS	36,446,971	26,803,619	106,094,795	8,747,511
LIABILITIES:
Payable for investments purchased	2,299	91,672	—	—
Payable for capital shares redeemed	95,973	391,513	1,907,416	241,003
Unrealized loss on swap agreements	1,151,825	868,272	1,853,677	246,880
Advisory fees payable	27,332	22,796	65,701	4,843
Management services fees payable	5,466	4,559	13,140	969
Administration fees payable	1,331	1,108	3,201	268
Distribution and services fees payable—Service Class	3,482	2,850	6,993	472
Transfer agency fees payable	3,092	2,369	7,091	643
Fund accounting fees payable	2,578	2,146	6,196	519
Compliance services fees payable	149	165	372	48
Service fees payable	52	43	124	10
Other accrued expenses	26,730	4,828	66,133	8,772
TOTAL LIABILITIES	1,320,309	1,392,321	3,930,044	504,427
NET ASSETS	$35,126,662	$25,411,298	$102,164,751	$8,243,084
NET ASSETS CONSIST OF:
Capital	$31,937,862	$22,474,366	$82,699,929	$14,188,216
Accumulated net investment income (loss)	(222,512)	(149,306)	(388,010)	(268,658)
Accumulated net realized gains (losses) on investments	(1,095,261)	833,749	5,685,169	(7,028,789)
Net unrealized appreciation (depreciation) on investments	4,506,573	2,252,489	14,167,663	1,352,315
NET ASSETS	$35,126,662	$25,411,298	$102,164,751	$8,243,084
NET ASSETS:
Investor Class	$30,125,009	$22,301,282	$94,014,684	$7,636,001
Service Class	5,001,653	3,110,016	8,150,067	607,083
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	878,240	362,482	2,576,737	151,388
Service Class	162,778	54,446	262,905	13,825
NET ASSET VALUE: (offering and redemption price per share):
Investor Class	$34.30	$61.52	$36.49	$50.44
Service Class	30.73	57.12	31.00	43.91

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Statements of Assets and Liabilities :: 167

	Oil Equipment,
	Services &
Oil & Gas	Distribution	Pharmaceuticals	Precious Metals	Real Estate	Semiconductor
UltraSector	UltraSector	UltraSector	UltraSector	UltraSector	UltraSector
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund

$19,857,294	$10,729,323	$12,406,776	$24,690,298	$12,104,207	$10,605,749
24,736,919	9,668,072	10,181,697	16,393,237	13,736,492	7,124,934
10,686,000	4,778,000	4,999,000	8,437,000	4,533,000	3,612,000
35,422,919	14,446,072	15,180,697	24,830,237	18,269,492	10,736,934
507	222	283	274	675	24
1	—	—	—	—	643
6,641	8,202	7,075	55,040	29,971	6,496
—	—	727,164	—	—	—
58,534	1,717	125,819	1,208,096	1,355,754	38,799
12,086	9,287	11,352	28,744	15,236	10,326
35,500,688	14,465,500	16,052,390	26,122,391	19,671,128	10,793,222

174,741	—	—	—	—	—
221,372	82,374	96,755	411,109	61,340	105,744
943,247	293,320	367,510	355,274	39,042	212,881
22,952	9,888	10,668	17,135	11,133	4,400
4,591	1,978	2,134	3,427	2,227	880
1,115	481	516	836	589	307
3,309	548	4,772	1,639	539	5,240
2,798	943	2,076	3,233	1,071	1,823
2,158	931	998	1,618	1,141	594
189	69	71	151	102	15
43	19	20	32	23	12
35,303	16,927	14,701	31,343	15,211	5,434
1,411,818	407,478	500,221	825,797	132,418	337,330
$34,088,870	$14,058,022	$15,552,169	$25,296,594	$19,538,710	$10,455,892

$31,509,558	$39,486,172	$12,676,295	$131,160,487	$37,476,311	$24,600,896
(129,537)	(115,393)	(42,427)	(24,866)	(9,761)	(48,144)
(11,913,529)	(28,736,186)	511,890	(105,623,692)	(24,054,083)	(14,015,164)
14,622,378	3,423,429	2,406,411	(215,335)	6,126,243	(81,696)
$34,088,870	$14,058,022	$15,552,169	$25,296,594	$19,538,710	$10,455,892

$30,555,610	$13,477,560	$10,095,832	$22,705,491	$18,187,115	$3,616,390
3,533,260	580,462	5,456,337	2,591,103	1,351,595	6,839,502

609,948	565,246	547,798	1,830,619	622,773	193,882
80,644	26,211	317,968	228,059	47,173	412,717

$50.10	$23.84	$18.43	$12.40	$29.20	$18.65
43.81	22.15	17.16	11.36	28.65	16.57

See accompanying notes to the financial statements.

168 :: Statements of Assets and Liabilities :: January 31, 2014 (unaudited)

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
ASSETS:
Total Investment Securities, at cost	$38,945,309	$3,778,751	$7,410,817	$3,452,000
Securities, at value	27,358,338	2,402,585	6,543,730	—
Repurchase agreements, at value	14,537,000	1,954,000	2,754,000	3,452,000
Total Investment Securities, at value	41,895,338	4,356,585	9,297,730	3,452,000
Cash	784	3	715	240
Segregated cash balances with custodian	713	32	92	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	3,669	24,244	6,987	1
Receivable for investments sold	119,876	179,273	168,522	—
Receivable for capital shares issued	107,741	12,081	552,935	800,598
Receivable for closed forward currency contracts	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—
Unrealized gain on swap agreements	—	—	124,897	120,749
Prepaid expenses	21,279	20,143	12,744	15,033
TOTAL ASSETS	42,149,400	4,592,361	10,164,622	4,388,621
LIABILITIES:
Payable for investments purchased	—	—	18,734	—
Payable for capital shares redeemed	1,879,241	119,993	22,104	29,313
Unrealized loss on swap agreements	941,216	35,439	—	—
Advisory fees payable	25,161	171	4,342	1,078
Management services fees payable	5,032	34	868	216
Administration fees payable	1,232	115	236	135
Distribution and services fees payable—Service Class	16,996	667	914	544
Transfer agency fees payable	6,159	408	927	619
Fund accounting fees payable	2,386	222	456	261
Compliance services fees payable	87	23	37	19
Service fees payable	48	4	9	5
Other accrued expenses	23,686	1,062	7,773	2,298
TOTAL LIABILITIES	2,901,244	158,138	56,400	34,488
NET ASSETS	$39,248,156	$4,434,223	$10,108,222	$4,354,133
NET ASSETS CONSIST OF:
Capital	$42,137,329	$6,044,590	$24,970,909	$24,180,376
Accumulated net investment income (loss)	(160,030)	(72,504)	(49,792)	(68,990)
Accumulated net realized gains (losses) on investments	(4,737,956)	(2,080,258)	(16,824,705)	(19,878,002)
Net unrealized appreciation (depreciation) on investments	2,008,813	542,395	2,011,810	120,749
NET ASSETS	$39,248,156	$4,434,223	$10,108,222	$4,354,133
NET ASSETS:
Investor Class	$16,819,383	$3,670,860	$8,742,411	$3,743,369
Service Class	22,428,773	763,363	1,365,811	610,764
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	365,777	195,025	326,923	589,757
Service Class	547,424	42,034	53,151	96,259
NET ASSET VALUE: (offering and redemption price per share):
Investor Class	$45.98	$18.82	$26.74	$6.35
Service Class	40.97	18.16	25.70	6.35

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Statements of Assets and Liabilities :: 169

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund

$9,674,000	$3,299,000	$24,842,002	$48,602,000	$126,484,000	$25,651,000
—	—	9,978,947	—	—	—
9,674,000	3,299,000	15,251,000	48,602,000	126,484,000	25,651,000
9,674,000	3,299,000	25,229,947	48,602,000	126,484,000	25,651,000
788	841	301	521	293	167
—	—	—	—	—	—
—	—	—	—	—	121,170
2	1	77,920	11	28	6
—	—	3,104,784	—	—	—
29,902	10,017	2,739,938	474,742	3,407,874	1,027,804
—	—	—	—	—	448,418
—	—	—	—	—	836,952
26,092	—	870,944	—	—	—
22,074	14,202	17,559	26,526	32,225	27,499
9,752,858	3,324,061	32,041,393	49,103,800	129,924,420	28,113,016

—	—	—	—	—	—
296,821	4,381	10,525,832	181,366	748,898	2,505,797
—	24,524	—	1,406,089	8,777,802	—
6,325	3,198	7,744	31,441	80,984	18,190
1,265	639	2,323	6,288	16,197	3,638
307	179	567	1,530	3,936	887
4,016	39	4,041	1,032	6,108	8,425
1,677	785	2,935	2,003	8,442	3,411
594	346	1,099	2,963	7,620	1,716
77	49	158	214	649	284
12	7	22	59	153	34
16,136	5,724	23,281	37,019	118,726	28,217
327,230	39,871	10,568,002	1,670,004	9,769,515	2,570,599
$9,425,628	$3,284,190	$21,473,391	$47,433,796	$120,154,905	$25,542,417

$31,765,557	$63,895,297	$31,143,005	$69,972,846	$292,070,251	$31,537,627
(234,066)	(116,160)	54,256	(761,832)	(2,227,370)	(1,269,778)
(22,131,955)	(60,470,423)	(10,982,759)	(20,371,129)	(160,910,174)	(4,846,602)
26,092	(24,524)	1,258,889	(1,406,089)	(8,777,802)	121,170
$9,425,628	$3,284,190	$21,473,391	$47,433,796	$120,154,905	$25,542,417

$4,869,956	$3,239,381	$17,186,952	$46,262,681	$112,850,665	$15,615,220
4,555,672	44,809	4,286,439	1,171,115	7,304,240	9,927,197

564,747	128,428	399,974	2,611,997	14,482,585	620,206
507,870	1,883	103,674	67,073	1,000,474	419,188

$8.62	$25.22	$42.97	$17.71	$7.79	$25.18
8.97	23.80	41.35	17.46	7.30	23.68

See accompanying notes to the financial statements.

170 :: Statements of Assets and Liabilities :: January 31, 2014 (unaudited)

Falling U.S. Dollar ProFund
ASSETS:
Total Investment Securities, at cost	$5,494,000
Repurchase agreements, at value	5,494,000
Total Investment Securities, at value	5,494,000
Cash	737
Segregated cash balances with custodian	901
Interest receivable	1
Receivable for capital shares issued	811,161
Due from Advisor under an expense limitation agreement	3,605
Prepaid expenses	22,339
TOTAL ASSETS	6,332,744
LIABILITIES:
Payable for capital shares redeemed	1,191,326
Unrealized depreciation on forward currency contracts	26,629
Administration fees payable	165
Distribution and services fees payable—Service Class	1,323
Transfer agency fees payable	636
Fund accounting fees payable	319
Compliance services fees payable	39
Service fees payable	6
Other accrued expenses	7,261
TOTAL LIABILITIES	1,227,704
NET ASSETS	$5,105,040
NET ASSETS CONSIST OF:
Capital	$6,782,229
Accumulated net investment income (loss)	(168,310)
Accumulated net realized gains (losses) on investments	(1,482,250)
Net unrealized appreciation (depreciation) on investments	(26,629)
NET ASSETS	$5,105,040
NET ASSETS:
Investor Class	$3,561,683
Service Class	1,543,357
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	162,163
Service Class	71,902
NET ASSET VALUE: (offering and redemption price per share):
Investor Class	$21.96
Service Class	21.46

See accompanying notes to the financial statements.

Statements of Operations

172 :: Statements of Operations :: January 31, 2014 (unaudited)

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014
INVESTMENT INCOME:
Dividends	$483,944	$541,407	$64,564	$231,670
Interest	6,088	6,218	1,279	2,802
Foreign tax withholding	(35)	—	(19)	—
TOTAL INVESTMENT INCOME	489,997	547,625	65,824	234,472
EXPENSES:
Advisory fees	431,721	540,131	90,805	229,439
Management services fees	86,345	108,027	18,161	49,166
Administration fees	23,054	30,309	5,239	13,696
Distribution and services fees—Service Class	46,370	12,070	15,511	48,504
Transfer agency fees	53,315	36,255	17,443	39,472
Administrative services fees	185,911	140,372	35,341	101,395
Registration and filing fees	30,313	40,303	27,591	34,023
Custody fees	7,674	6,916	5,900	5,398
Fund accounting fees	45,537	59,247	15,010	26,328
Trustee fees	1,243	1,760	308	761
Compliance services fees	580	830	125	346
Service fees	892	1,175	203	530
Other fees	43,988	56,507	14,078	41,315
Recoupment of prior expenses reduced by the Advisor	—	2,627	—	—
Total Gross Expenses before reductions	956,943	1,036,529	245,715	590,373
Expenses reduced and reimbursed by the Advisor	—	—	(14,693)	—
TOTAL NET EXPENSES	956,943	1,036,529	231,022	590,373
NET INVESTMENT INCOME (LOSS)	(466,946)	(488,904)	(165,198)	(355,901)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,352,768	588,300	134,641	67,168
Net realized gains (losses) on futures contracts	421,112	725,911	191,342	1,437,442
Net realized gains (losses) on swap agreements	3,033,785	2,506,117	221,164	3,006,482
Change in net unrealized appreciation/depreciation on investments	616,505	3,893,935	540,839	4,552,299
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,424,170	7,714,263	1,087,986	9,063,391
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,957,224	$7,225,359	$922,788	$8,707,490

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Statements of Operations :: 173

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund
Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014

$269,682	$202,375	$128,062	$76,850	$1,041,660	$134,727
2	4	3	2	19	3
(27)	(14)	—	—	—	—
269,657	202,365	128,065	76,852	1,041,679	134,730

82,237	80,617	64,430	69,546	524,635	118,762
16,448	16,124	12,886	13,909	104,927	23,752
4,040	4,857	3,606	3,933	23,864	5,484
17,097	26,301	21,128	28,607	21,869	29,575
16,030	16,135	15,089	16,105	31,916	16,859
24,185	31,555	21,616	23,565	93,049	41,192
22,321	22,005	23,702	20,371	56,773	24,077
22,410	16,532	14,611	11,618	28,415	32,505
9,164	10,470	7,921	8,230	46,956	12,177
233	258	224	237	1,416	315
59	113	75	102	651	123
157	188	139	152	926	214
11,615	11,922	7,847	8,352	44,070	11,117
—	—	—	—	187,777	—
225,996	237,077	193,274	204,727	1,167,244	316,152
(4,594)	—	(19,232)	(11,063)	—	(4,789)
221,402	237,077	174,042	193,664	1,167,244	311,363
48,255	(34,712)	(45,977)	(116,812)	(125,565)	(176,633)

3,620,975	900,054	1,099,665	1,190,300	6,679,775	2,649,370
—	—	—	—	—	—
—	—	—	—	—	—
(3,219,330)	371,922	(904,974)	234,372	2,297,318	(318,242)
401,645	1,271,976	194,691	1,424,672	8,977,093	2,331,128
$449,900	$1,237,264	$148,714	$1,307,860	$8,851,528	$2,154,495

See accompanying notes to the financial statements.

174 :: Statements of Operations :: January 31, 2014 (unaudited)

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014
INVESTMENT INCOME:
Dividends	$301,391	$492,962	$256,495	$208,610
Interest	2	2,739	1,949	2,685
Foreign tax withholding	(33,297)	(36)	—	(82)
TOTAL INVESTMENT INCOME	268,096	495,665	258,444	211,213
EXPENSES:
Advisory fees	82,205	297,083	238,167	230,942
Management services fees	16,441	59,417	47,634	46,189
Administration fees	2,879	15,926	12,556	12,002
Distribution and services fees—Service Class	13,146	61,133	9,939	16,518
Transfer agency fees	6,569	61,519	29,512	39,155
Administrative services fees	22,498	87,149	100,200	82,133
Registration and filing fees	17,888	20,654	19,266	25,355
Custody fees	4,029	15,534	5,238	8,626
Fund accounting fees	5,545	31,886	25,359	27,579
Trustee fees	164	934	712	689
Compliance services fees	69	401	298	296
Service fees	112	615	486	465
Other fees	4,911	30,422	24,135	30,599
Recoupment of prior expenses reduced by the Advisor	25,000	—	—	8,050
Total Gross Expenses before reductions	201,456	682,673	513,502	528,598
Expenses reduced and reimbursed by the Advisor	(188)	—	—	—
TOTAL NET EXPENSES	201,268	682,673	513,502	528,598
NET INVESTMENT INCOME (LOSS)	66,828	(187,008)	(255,058)	(317,385)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	554,364	939,733	1,209,516	432,982
Net realized gains (losses) on futures contracts	—	366,211	1,254,484	1,076,313
Net realized gains (losses) on swap agreements	—	5,629,172	3,362,582	5,270,226
Change in net unrealized appreciation/depreciation on investments	705,110	1,264,226	1,420,788	2,205,765
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,259,474	8,199,342	7,247,370	8,985,286
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,326,302	$8,012,334	$6,992,312	$8,667,901

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Statements of Operations :: 175

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund
Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014

$176,245	$717,297	$—	$183,507	$152,644	$85,788
789	6,028	2,709	593	344	547
—	—	—	(22,297)	(13,600)	(9,425)
177,034	723,325	2,709	161,803	139,388	76,910

86,471	677,476	115,706	83,145	48,700	78,583
17,294	135,496	23,141	16,629	9,740	15,717
4,919	36,609	7,853	4,383	2,553	3,672
10,417	86,210	5,015	4,930	2,908	7,621
14,613	145,782	12,909	13,313	7,611	14,077
36,031	207,733	55,487	30,898	15,889	21,642
23,304	38,139	17,490	16,380	15,700	16,682
4,297	7,511	3,862	9,071	7,596	8,221
9,451	69,576	14,854	8,550	5,016	7,162
283	2,048	404	256	152	211
109	927	178	100	54	88
190	1,414	303	170	99	142
12,828	104,319	17,575	14,996	8,445	10,970
—	—	—	—	—	10,960
220,207	1,513,240	274,777	202,821	124,463	195,748
(4,564)	—	—	—	—	—
215,643	1,513,240	274,777	202,821	124,463	195,748
(38,609)	(789,915)	(272,068)	(41,018)	14,925	(118,838)

239,895	756,295	—	(702,136)	(499,594)	151,725
150,013	4,102,486	—	—	—	—
266,716	25,370,242	(1,054,191)	(765,670)	(1,247,921)	1,576,204
(493,079)	11,689,952	(1,602,742)	(90,597)	(469,314)	1,014,108
163,545	41,918,975	(2,656,933)	(1,558,403)	(2,216,829)	2,742,037
$124,936	$41,129,060	$(2,929,001)	$(1,599,421)	$(2,201,904)	$2,623,199

See accompanying notes to the financial statements.

176 :: Statements of Operations :: January 31, 2014 (unaudited)

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014
INVESTMENT INCOME:
Interest	$4,924	$3,703	$708	$988
TOTAL INVESTMENT INCOME	4,924	3,703	708	988
EXPENSES:
Advisory fees	266,152	146,124	29,274	33,806
Management services fees	44,359	29,225	5,855	6,761
Administration fees	11,412	8,181	1,799	1,495
Distribution and services fees—Service Class	7,155	55,417	8,428	4,078
Transfer agency fees	26,794	27,901	5,864	3,769
Administrative services fees	91,559	49,226	12,622	10,286
Registration and filing fees	22,959	36,695	18,115	21,629
Custody fees	3,367	4,026	7,311	3,117
Fund accounting fees	21,597	15,464	3,404	2,841
Trustee fees	638	520	106	99
Compliance services fees	259	192	28	24
Service fees	441	316	70	58
Other fees	18,912	15,503	4,808	4,643
Recoupment of prior expenses reduced by the Advisor	5,605	—	—	—
Total Gross Expenses before reductions	521,209	388,790	97,684	92,606
Expenses reduced and reimbursed by the Advisor	—	—	(19,778)	(8,295)
TOTAL NET EXPENSES	521,209	388,790	77,906	84,311
NET INVESTMENT INCOME (LOSS)	(516,285)	(385,087)	(77,198)	(83,323)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	6,809,244	(675,024)	(187,348)	(198,722)
Net realized gains (losses) on swap agreements	1,493,663	(2,712,220)	(676,973)	(1,220,634)
Change in net unrealized appreciation/depreciation on investments	(6,251,470)	198,418	63,457	19,742
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,051,437	(3,188,826)	(800,864)	(1,399,614)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,535,152	$(3,573,913)	$(878,062)	$(1,482,937)

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Statements of Operations :: 177

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund
Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014

$2,279	$270	$1,985	$855	$1,082	$427
2,279	270	1,985	855	1,082	427

90,147	11,307	74,221	37,541	43,318	17,908
18,029	2,261	14,844	7,508	8,664	3,582
4,761	614	4,157	2,211	2,493	1,079
13,382	801	10,931	17,817	1,757	3,174
13,677	2,374	13,803	8,989	8,926	4,022
32,666	4,538	25,763	13,490	17,201	6,914
18,720	13,582	24,057	31,002	19,830	17,240
3,605	2,927	4,584	4,447	4,705	3,652
8,997	1,161	7,863	4,171	4,712	2,041
277	37	261	123	146	70
105	13	90	63	54	20
184	24	161	85	96	42
9,892	1,560	10,585	6,390	7,776	3,724
—	—	—	—	—	—
214,442	41,199	191,320	133,837	119,678	63,468
—	(13,563)	(4,239)	(26,921)	(15,112)	(14,613)
214,442	27,636	187,081	106,916	104,566	48,855
(212,163)	(27,366)	(185,096)	(106,061)	(103,484)	(48,428)

(176,968)	(59,736)	(414,520)	(246,345)	(392,836)	—
(2,688,934)	(323,209)	(4,088,427)	(2,149,215)	(3,395,200)	(1,436,842)
117,019	(18,096)	61,779	161,942	135,901	136,727
(2,748,883)	(401,041)	(4,441,168)	(2,233,618)	(3,652,135)	(1,300,115)
$(2,961,046)	$(428,407)	$(4,626,264)	$(2,339,679)	$(3,755,619)	$(1,348,543)

See accompanying notes to the financial statements.

178 :: Statements of Operations :: January 31, 2014 (unaudited)

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	995	385	216	326
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	995	385	216	326
EXPENSES:
Advisory fees	42,700	16,900	8,992	17,690
Management services fees	8,540	3,380	1,798	2,948
Administration fees	2,453	950	495	743
Distribution and services fees—Service Class	11,379	1,860	902	221
Transfer agency fees	8,007	3,608	2,057	3,860
Administrative services fees	15,993	6,516	3,095	3,275
Registration and filing fees	14,716	14,080	13,935	14,249
Custody fees	3,193	2,509	2,805	2,497
Fund accounting fees	4,633	1,788	932	1,409
Trustee fees	150	57	29	48
Compliance services fees	60	24	12	14
Service fees	95	37	19	29
Other fees	7,209	3,012	1,976	1,708
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	119,128	54,721	37,047	48,691
Expenses reduced and reimbursed by the Advisor	(6,407)	(12,751)	(14,804)	(13,484)
TOTAL NET EXPENSES	112,721	41,970	22,243	35,207
NET INVESTMENT INCOME (LOSS)	(111,726)	(41,585)	(22,027)	(34,881)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	(130,580)
Net realized gains (losses) on swap agreements	(886,283)	163,483	(887,797)	(511,611)
Change in net unrealized appreciation/depreciation on investments	132,647	104,271	21,087	(203,269)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(753,636)	267,754	(866,710)	(845,460)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(865,362)	$226,169	$(888,737)	$(880,341)

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Statements of Operations :: 179

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund
Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014

$137,803	$155,248	$931,831	$56,246	$188,421	$77,839
626	883	17,002	225	1,670	431
—	—	—	—	(144)	—
138,429	156,131	948,833	56,471	189,947	78,270

82,796	90,444	1,618,063	27,975	162,781	52,300
16,559	18,089	323,614	5,595	32,556	10,460
4,667	4,734	84,259	1,442	8,384	2,954
6,942	12,577	90,934	5,794	21,515	10,493
14,085	10,080	135,816	4,153	17,882	9,307
33,127	40,553	789,541	11,827	73,756	20,329
15,969	19,454	31,629	15,315	24,735	17,859
4,221	5,203	10,702	4,079	5,937	4,656
9,056	9,168	159,445	3,196	16,585	6,716
287	253	4,782	88	474	185
95	116	2,202	28	202	53
180	183	3,257	56	325	115
10,744	11,686	186,868	3,500	19,671	6,412
—	1,897	—	—	6,019	—
198,728	224,437	3,441,112	83,048	390,822	141,839
—	—	—	(10,860)	—	(7,221)
198,728	224,437	3,441,112	72,188	390,822	134,618
(60,299)	(68,306)	(2,492,279)	(15,717)	(200,875)	(56,348)

161,606	(260,500)	2,228,499	122,624	50,056	162,471
—	—	—	—	—	—
(447,265)	1,997,300	88,302,911	22,007	2,816,456	(140,098)
(338,318)	349,529	29,433,273	(213,464)	158,724	(70,974)
(623,977)	2,086,329	119,964,683	(68,833)	3,025,236	(48,601)
$(684,276)	$2,018,023	$117,472,404	$(84,550)	$2,824,361	$(104,949)

See accompanying notes to the financial statements.

180 :: Statements of Operations :: January 31, 2014 (unaudited)

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014
INVESTMENT INCOME:
Dividends	$133,323	$183,387	$49,160	$3,349
Interest	917	1,183	2,700	312
Foreign tax withholding	—	(12)	—	—
TOTAL INVESTMENT INCOME	134,240	184,558	51,860	3,661
EXPENSES:
Advisory fees	111,935	119,206	278,259	35,235
Management services fees	22,387	23,841	55,652	7,047
Administration fees	5,648	4,839	14,507	1,807
Distribution and services fees—Service Class	18,662	12,415	24,784	2,496
Transfer agency fees	13,607	9,226	31,425	3,920
Administrative services fees	47,306	44,275	119,200	15,675
Registration and filing fees	22,117	17,486	16,719	14,777
Custody fees	4,098	4,834	4,223	3,386
Fund accounting fees	11,021	9,847	27,556	3,445
Trustee fees	320	231	802	104
Compliance services fees	141	124	392	34
Service fees	218	188	561	70
Other fees	13,674	11,486	33,348	5,112
Recoupment of prior expenses reduced by the Advisor	6,166	24,928	—	—
Total Gross Expenses before reductions	277,300	282,926	607,428	93,108
Expenses reduced and reimbursed by the Advisor	—	—	—	(6,988)
TOTAL NET EXPENSES	277,300	282,926	607,428	86,120
NET INVESTMENT INCOME (LOSS)	(143,060)	(98,368)	(555,568)	(82,459)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	119,309	156,921	(657,661)	296,992
Net realized gains (losses) on swap agreements	2,557,624	3,622,989	13,152,731	538,933
Change in net unrealized appreciation/depreciation on investments	(249,753)	633,946	5,777,768	674,174
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,427,180	4,413,856	18,272,838	1,510,099
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,284,120	$4,315,488	$17,717,270	$1,427,640

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Statements of Operations :: 181

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund
Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014

$274,975	$79,710	$99,974	$248,048	$140,507	$25,640
969	475	454	1,157	761	105
(65)	(89)	—	(12,885)	—	—
275,879	80,096	100,428	236,320	141,268	25,745

140,316	51,912	53,908	121,441	79,417	15,146
28,063	10,383	10,782	24,288	15,884	3,029
7,507	2,831	2,954	6,646	3,951	965
19,638	5,527	25,447	12,858	3,647	6,888
18,398	6,040	11,842	24,151	6,738	5,203
58,664	23,744	16,474	42,856	35,915	4,015
16,266	15,335	13,752	29,106	19,499	13,543
4,934	3,657	3,396	4,241	4,430	2,734
14,523	5,490	5,675	12,678	7,834	1,918
437	159	169	405	237	55
165	64	65	140	77	22
291	110	114	258	153	37
18,378	7,091	7,743	16,157	10,622	2,790
—	—	563	—	3,728	—
327,580	132,343	152,884	295,225	192,132	56,345
—	(3,610)	—	—	—	(13,510)
327,580	128,733	152,884	295,225	192,132	42,835
(51,701)	(48,637)	(52,456)	(58,905)	(50,864)	(17,090)

1,774,359	991,303	302,825	(6,726,310)	4,980	723,326
975,840	123,466	924,433	(1,966,200)	(1,718,307)	351,548
(1,855,693)	(837,978)	(220,785)	6,468,279	684,254	(853,611)
894,506	276,791	1,006,473	(2,224,231)	(1,029,073)	221,263
$842,805	$228,154	$954,017	$(2,283,136)	$(1,079,937)	$204,173

See accompanying notes to the financial statements.

182 :: Statements of Operations :: January 31, 2014 (unaudited)

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014
INVESTMENT INCOME:
Dividends	$59,879	$55,366	$140,402	$—
Interest	539	209	347	367
TOTAL INVESTMENT INCOME	60,418	55,575	140,749	367
EXPENSES:
Advisory fees	65,558	20,487	35,185	14,067
Management services fees	13,112	4,097	7,037	2,813
Administration fees	3,872	880	1,879	685
Distribution and services fees—Service Class	26,824	3,322	5,340	3,176
Transfer agency fees	17,874	2,589	6,474	3,274
Administrative services fees	19,904	7,519	12,211	4,133
Registration and filing fees	18,899	21,532	15,047	15,380
Custody fees	4,332	3,127	4,330	2,850
Fund accounting fees	7,666	1,717	3,780	1,296
Trustee fees	210	50	118	35
Compliance services fees	111	16	40	15
Service fees	149	34	73	26
Licensing fees	2,251	409	827	385
Other fees	7,325	2,584	4,298	2,200
Total Gross Expenses before reductions	188,087	68,363	96,639	50,335
Expenses reduced and reimbursed by the Advisor	(5,672)	(16,419)	(7,792)	(13,774)
TOTAL NET EXPENSES	182,415	51,944	88,847	36,561
NET INVESTMENT INCOME (LOSS)	(121,997)	3,631	51,902	(36,194)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	91,763	(283,761)	106,905	—
Net realized gains (losses) on swap agreements	2,414,432	(430,667)	(524,295)	(221,473)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	(214,936)	(26,875)	(107,451)	93,129
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,291,259	(741,303)	(524,841)	(128,344)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,169,262	$(737,672)	$(472,939)	$(164,538)

See accompanying notes to the financial statements.

January 31, 2014 (unaudited) :: Statements of Operations :: 183

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund
Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014	Six Months Ended January 31, 2014

$—	$—	$—	$—	$—	$—
1,168	729	319,818	3,929	12,302	3,874
1,168	729	319,818	3,929	12,302	3,874

47,937	30,370	92,293	165,921	491,776	183,555
9,587	6,074	27,688	33,184	98,356	36,711
2,703	1,537	7,627	8,686	26,635	8,719
21,590	427	31,275	21,216	53,911	50,622
12,898	4,862	29,273	13,405	57,382	24,737
13,537	13,061	41,830	78,563	212,001	59,406
15,827	14,638	24,352	22,663	34,648	24,580
4,114	4,247	5,572	2,580	5,734	4,874
5,129	2,921	14,474	16,451	50,480	16,464
151	76	520	517	1,573	536
70	33	127	186	575	138
105	60	296	336	1,031	337
1,141	808	—	—	—	26,226
4,606	4,201	15,518	15,432	48,056	25,365
139,395	83,315	290,845	379,140	1,082,158	462,270
(4,034)	(10,811)	—	—	—	—
135,361	72,504	290,845	379,140	1,082,158	462,270
(134,193)	(71,775)	28,973	(375,211)	(1,069,856)	(458,396)

—	—	(1,325,140)	—	—	—
(3,445,271)	(318,835)	(1,608,551)	265,412	3,644,235	—
—	—	—	—	—	(4,493,023)
(418,676)	(210,470)	845,009	(901,920)	(8,256,230)	3,004,591
(3,863,947)	(529,305)	(2,088,682)	(636,508)	(4,611,995)	(1,488,432)
$(3,998,140)	$(601,080)	$(2,059,709)	$(1,011,719)	$(5,681,851)	$(1,946,828)

See accompanying notes to the financial statements.

184 :: Statements of Operations :: January 31, 2014 (unaudited)

Falling U.S. Dollar ProFund
Six Months Ended January 31, 2014
INVESTMENT INCOME:
Interest	$697
TOTAL INVESTMENT INCOME	697
EXPENSES:
Advisory fees	27,411
Management services fees	5,482
Administration fees	1,424
Distribution and services fees—Service Class	7,408
Transfer agency fees	4,435
Administrative services fees	9,889
Registration and filing fees	19,668
Custody fees	3,929
Fund accounting fees	2,692
Trustee fees	85
Compliance services fees	28
Service fees	55
Licensing fees	6,048
Other fees	4,096
Total Gross Expenses before reductions	92,650
Expenses reduced and reimbursed by the Advisor	(20,188)
TOTAL NET EXPENSES	72,462
NET INVESTMENT INCOME (LOSS)	(71,765)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	332,378
Change in net unrealized appreciation/depreciation on investments	(274,346)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	58,032
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,733)

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

186 :: Statements of Changes in Net Assets :: January 31, 2014

	Bull ProFund		Mid-Cap ProFund
	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(466,946)	$(593,010)	$(488,904)	$(311,301)
Net realized gains (losses) on investments	4,807,665	9,602,664	3,820,328	5,306,532
Change in net unrealized appreciation/depreciation on investments	616,505	7,330,776	3,893,935	2,591,625
Change in net assets resulting from operations	4,957,224	16,340,430	7,225,359	7,586,856
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	(2,347,689)	—
Service Class	—	—	(39,095)	—
Change in net assets resulting from distributions	—	—	(2,386,784)	—
Change in net assets resulting from capital transactions	45,685,557	(19,386,555)	105,589,088	(6,224,319)
Change in net assets	50,642,781	(3,046,125)	110,427,663	1,362,537
NET ASSETS:
Beginning of period	90,308,184	93,354,309	27,795,359	26,432,822
End of period	$140,950,965	$90,308,184	$138,223,022	$27,795,359
Accumulated net investment income (loss)	$(144,174)	$(412,180)	$(246,381)	$(542,942)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$564,044,727	$444,384,197	$210,342,237	$245,097,843
Dividends reinvested	—	—	837,282	—
Value of shares redeemed	(520,378,989)	(449,288,787)	(108,162,763)	(250,960,688)
Service Class
Proceeds from shares issued	37,182,735	96,994,178	8,098,655	10,219,744
Dividends reinvested	—	—	37,048	—
Value of shares redeemed	(35,162,916)	(111,476,143)	(5,563,371)	(10,581,218)
Change in net assets resulting from capital transactions	$45,685,557	$(19,386,555)	$105,589,088	$(6,224,319)
SHARE TRANSACTIONS:
Investor Class
Issued	7,128,092	6,437,419	3,253,087	4,496,981
Reinvested	—	—	12,915	—
Redeemed	(6,592,724)	(6,548,743)	(1,655,736)	(4,599,495)
Service Class
Issued	532,918	1,651,856	136,831	214,650
Reinvested	—	—	640	—
Redeemed	(502,239)	(1,880,928)	(95,318)	(217,563)
Change in shares	566,047	(340,396)	1,652,419	(105,427)

See accompanying notes to the financial statements.

January 31, 2014 :: Statements of Changes in Net Assets :: 187

Small-Cap ProFund		NASDAQ-100 ProFund		Large-Cap Value ProFund
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013

$(165,198)	$(202,520)	$(355,901)	$(540,036)	$48,255	$363,061
547,147	1,253,050	4,511,092	9,302,953	3,620,975	7,786,476
540,839	1,807,842	4,552,299	(1,437,258)	(3,219,330)	2,170,895
922,788	2,858,372	8,707,490	7,325,659	449,900	10,320,432

—	—	—	—	(205,881)	(356,307)
—	—	—	—	(18,354)	—

—	—	(1,444,034)	(800,990)	(999,482)	(129,997)
—	—	(519,186)	(95,627)	(134,008)	(13,748)
—	—	(1,963,220)	(896,617)	(1,357,725)	(500,052)
(4,589,264)	11,871,584	14,401,931	(10,274,608)	(11,463,255)	(24,398,523)
(3,666,476)	14,729,956	21,146,201	(3,845,566)	(12,371,080)	(14,578,143)

34,637,955	19,907,999	37,063,047	40,908,613	28,180,121	42,758,264
$30,971,479	$34,637,955	$58,209,248	$37,063,047	$15,809,041	$28,180,121
$(435,094)	$(444,339)	$(184,099)	$(373,762)	$21,661	$200,211

$204,496,896	$345,513,135	$746,449,284	$1,252,907,925	$33,613,714	$186,046,640
—	—	1,387,406	780,291	1,203,775	485,723
(212,077,444)	(334,211,495)	(739,131,095)	(1,262,919,911)	(44,420,183)	(210,088,424)

39,944,267	99,609,679	139,946,826	140,133,530	22,776,882	33,214,717
—	—	239,156	89,810	149,170	12,319
(36,952,983)	(99,039,735)	(134,489,646)	(141,266,253)	(24,786,613)	(34,069,498)
$(4,589,264)	$11,871,584	$14,401,931	$(10,274,608)	$(11,463,255)	$(24,398,523)

3,341,586	6,805,580	7,038,815	13,822,573	654,247	4,288,243
—	—	12,780	9,130	24,230	11,821
(3,491,711)	(6,678,564)	(6,945,861)	(13,916,762)	(880,285)	(4,788,746)

736,551	2,215,059	1,509,655	1,747,621	476,178	792,405
—	—	2,537	1,193	3,240	317
(681,865)	(2,200,170)	(1,453,875)	(1,762,547)	(518,770)	(825,201)
(95,439)	141,905	164,051	(98,792)	(241,160)	(521,161)

See accompanying notes to the financial statements.

188 :: Statements of Changes in Net Assets :: January 31, 2014

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(34,712)	$39,592	$(45,977)	$34,353
Net realized gains (losses) on investments	900,054	8,599,594	1,099,665	1,823,112
Change in net unrealized appreciation/depreciation on investments	371,922	(3,136,596)	(904,974)	1,992,583
Change in net assets resulting from operations	1,237,264	5,502,590	148,714	3,850,048
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	(78,726)	—	(30,565)
Net realized gains on investments
Investor Class	(498,182)	—	—	—
Service Class	(210,129)	—	—	—
Change in net assets resulting from distributions	(708,311)	(78,726)	—	(30,565)
Change in net assets resulting from capital transactions	9,096,050	(33,107,431)	(758,434)	17,624,887
Change in net assets	9,625,003	(27,683,567)	(609,720)	21,444,370
NET ASSETS:
Beginning of period	20,488,479	48,172,046	26,009,949	4,565,579
End of period	$30,113,482	$20,488,479	$25,400,229	$26,009,949
Accumulated net investment income (loss)	$(53,904)	$(15,301)	$(144,166)	$(97,347)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$78,662,780	$146,842,815	$39,150,004	$122,060,798
Dividends reinvested	494,765	78,643	—	30,538
Value of shares redeemed	(71,539,055)	(179,143,076)	(41,491,325)	(107,660,645)
Service Class
Proceeds from shares issued	18,998,360	27,358,005	34,963,801	42,176,609
Dividends reinvested	203,338	—	—	—
Value of shares redeemed	(17,724,138)	(28,243,818)	(33,380,914)	(38,982,413)
Change in net assets resulting from capital transactions	$9,096,050	$(33,107,431)	$(758,434)	$17,624,887
SHARE TRANSACTIONS:
Investor Class
Issued	1,419,146	3,079,034	633,968	2,349,543
Reinvested	9,097	1,764	—	639
Redeemed	(1,295,418)	(3,748,092)	(690,602)	(2,070,529)
Service Class
Issued	380,739	623,755	630,798	907,125
Reinvested	4,171	—	—	—
Redeemed	(352,903)	(642,621)	(606,023)	(842,750)
Change in shares	164,832	(686,160)	(31,859)	344,028

See accompanying notes to the financial statements.

January 31, 2014 :: Statements of Changes in Net Assets :: 189

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013

$(116,812)	$(121,191)	$(125,565)	$(32,388)	$(176,633)	$(161,773)
1,190,300	3,040,774	6,679,775	1,745,363	2,649,370	2,330,512
234,372	1,239,858	2,297,318	3,959,427	(318,242)	1,933,189
1,307,860	4,159,441	8,851,528	5,672,402	2,154,495	4,101,928

—	—	—	(5,199)	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	(5,199)	—	—
13,702,643	(4,287,067)	70,014,170	7,190,649	(12,998,960)	11,690,904
15,010,503	(127,626)	78,865,698	12,857,852	(10,844,465)	15,792,832

15,582,358	15,709,984	43,101,269	30,243,417	24,653,710	8,860,878
$30,592,861	$15,582,358	$121,966,967	$43,101,269	$13,809,245	$24,653,710
$(220,757)	$(247,531)	$(265,404)	$(137,023)	$(329,912)	$(237,934)

$79,209,734	$84,523,498	$221,859,627	$177,097,836	$96,431,476	$78,647,567
—	—	—	5,070	—	—
(68,125,900)	(89,700,761)	(146,564,087)	(175,160,913)	(109,464,876)	(67,187,383)

25,956,722	33,568,322	39,438,929	45,503,407	39,558,285	30,324,300
—	—	—	—	—	—
(23,337,913)	(32,678,126)	(44,720,299)	(40,254,751)	(39,523,845)	(30,093,580)
$13,702,643	$(4,287,067)	$70,014,170	$7,190,649	$(12,998,960)	$11,690,904

1,298,404	1,688,124	3,595,876	3,432,345	1,484,996	1,472,489
—	—	—	106	—	—
(1,115,094)	(1,781,520)	(2,338,144)	(3,480,212)	(1,682,899)	(1,262,637)

482,566	741,776	692,469	962,360	692,909	629,589
—	—	—	—	—	—
(434,079)	(724,420)	(792,758)	(864,680)	(692,954)	(620,847)
231,797	(76,040)	1,157,443	49,919	(197,948)	218,594

See accompanying notes to the financial statements.

190 :: Statements of Changes in Net Assets :: January 31, 2014

	Europe 30 ProFund		UltraBull ProFund
	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$66,828	$158,623	$(187,008)	$(214,002)
Net realized gains (losses) on investments	554,364	1,094,763	6,935,116	22,296,635
Change in net unrealized appreciation/depreciation on investments	705,110	689,748	1,264,226	5,292,436
Change in net assets resulting from operations	1,326,302	1,943,134	8,012,334	27,375,069
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(106,478)	—	—	—
Service Class	(2,837)	—	—	—
Change in net assets resulting from distributions	(109,315)	—	—	—
Change in net assets resulting from capital transactions	9,389,028	1,106,922	17,858,629	(15,368,072)
Change in net assets	10,606,015	3,050,056	25,870,963	12,006,997
NET ASSETS:
Beginning of period	9,229,504	6,179,448	92,340,489	80,333,492
End of period	$19,835,519	$9,229,504	$118,211,452	$92,340,489
Accumulated net investment income (loss)	$171,282	$213,769	$(85,616)	$(213,581)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$87,867,181	$131,135,403	$923,246,584	$1,603,842,624
Dividends reinvested	106,242	—	—	—
Value of shares redeemed	(77,900,870)	(130,283,987)	(900,616,384)	(1,633,609,756)
Service Class
Proceeds from shares issued	7,304,811	5,978,172	122,072,507	60,780,424
Dividends reinvested	2,313	—	—	—
Value of shares redeemed	(7,990,649)	(5,722,666)	(126,844,078)	(46,381,364)
Change in net assets resulting from capital transactions	$9,389,028	$1,106,922	$17,858,629	$(15,368,072)
SHARE TRANSACTIONS:
Investor Class
Issued	5,906,811	9,911,205	12,456,547	29,716,312
Reinvested	7,699	—	—	—
Redeemed	(5,215,453)	(9,797,029)	(12,176,232)	(30,333,225)
Service Class
Issued	472,243	432,110	1,952,743	1,172,797
Reinvested	162	—	—	—
Redeemed	(523,539)	(417,656)	(2,049,630)	(935,514)
Change in shares	647,923	128,630	183,428	(379,630)

See accompanying notes to the financial statements.

January 31, 2014 :: Statements of Changes in Net Assets :: 191

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013

$(255,058)	$(336,504)	$(317,385)	$(257,155)	$(38,609)	$(61,417)
5,826,582	16,527,174	6,779,521	17,256,980	656,624	5,088,359
1,420,788	6,378,452	2,205,765	6,131,295	(493,079)	2,022,312
6,992,312	22,569,122	8,667,901	23,131,120	124,936	7,049,254

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
2,630,239	9,339,935	14,795,281	(1,271,121)	7,406,843	(652,789)
9,622,551	31,909,057	23,463,182	21,859,999	7,531,779	6,396,465

59,589,342	27,680,285	49,334,486	27,474,487	22,061,111	15,664,646
$69,211,893	$59,589,342	$72,797,668	$49,334,486	$29,592,890	$22,061,111
$(583,553)	$(599,566)	$(767,613)	$(762,561)	$(105,280)	$(193,824)

$200,399,790	$357,604,014	$454,822,262	$686,381,971	$155,612,874	$386,779,394
—	—	—	—	—	—
(196,425,102)	(347,589,190)	(440,812,877)	(689,051,210)	(148,381,155)	(385,767,758)

4,619,996	24,980,307	20,968,345	29,056,893	4,456,093	17,700,724
—	—	—	—	—	—
(5,964,445)	(25,655,196)	(20,182,449)	(27,658,775)	(4,280,969)	(19,365,149)
$2,630,239	$9,339,935	$14,795,281	$(1,271,121)	$7,406,843	$(652,789)

2,752,722	6,899,328	13,413,882	31,000,832	2,966,393	10,222,290
—	—	—	—	—	—
(2,709,150)	(6,706,047)	(12,998,953)	(31,023,628)	(2,834,700)	(10,204,174)

70,837	539,719	709,974	1,378,408	96,819	470,780
—	—	—	—	—	—
(91,201)	(545,241)	(687,190)	(1,312,233)	(92,162)	(501,110)
23,208	187,759	437,713	43,379	136,350	(12,214)

See accompanying notes to the financial statements.

192 :: Statements of Changes in Net Assets :: January 31, 2014

	UltraNASDAQ-100 ProFund		UltraInternational ProFund
	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(789,915)	$(732,565)	$(272,068)	$(580,397)
Net realized gains (losses) on investments	30,229,023	36,239,866	(1,054,191)	6,617,901
Change in net unrealized appreciation/depreciation on investments	11,689,952	8,137,896	(1,602,742)	535,455
Change in net assets resulting from operations	41,129,060	43,645,197	(2,929,001)	6,572,959
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	65,341,953	(19,604,448)	50,114,305	(30,738,627)
Change in net assets	106,471,013	24,040,749	47,185,304	(24,165,668)
NET ASSETS:
Beginning of period	152,116,073	128,075,324	6,230,233	30,395,901
End of period	$258,587,086	$152,116,073	$53,415,537	$6,230,233
Accumulated net investment income (loss)	$(331,068)	$(572,256)	$(599,305)	$(812,297)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$1,144,024,924	$1,450,786,660	$101,613,978	$154,526,671
Dividends reinvested	—	—	—	—
Value of shares redeemed	(1,137,377,311)	(1,468,660,308)	(51,366,636)	(185,214,101)
Service Class
Proceeds from shares issued	66,965,729	17,563,623	2,085,674	2,131,524
Value of shares redeemed	(8,271,389)	(19,294,423)	(2,218,711)	(2,182,721)
Change in net assets resulting from capital transactions	$65,341,953	$(19,604,448)	$50,114,305	$(30,738,627)
SHARE TRANSACTIONS:
Investor Class
Issued	20,392,924	37,108,711	6,207,426	12,516,292
Reinvested	—	—	—	—
Redeemed	(20,322,420)	(37,500,967)	(3,229,034)	(15,225,418)
Service Class
Issued	1,257,684	517,254	136,839	187,449
Redeemed	(164,724)	(570,833)	(141,848)	(186,621)
Change in shares	1,163,464	(445,835)	2,973,383	(2,708,298)

See accompanying notes to the financial statements.

January 31, 2014 :: Statements of Changes in Net Assets :: 193

UltraEmerging Markets ProFund		UltraLatin America ProFund		UltraChina ProFund
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013

$(41,018)	$15,452	$14,925	$29,193	$(118,838)	$(111,063)
(1,467,806)	(526,180)	(1,747,515)	(683,643)	1,727,929	1,801,495
(90,597)	(1,373,841)	(469,314)	(1,891,882)	1,014,108	743,774
(1,599,421)	(1,884,569)	(2,201,904)	(2,546,332)	2,623,199	2,434,206

(22,117)	(21,104)	(14,408)	(101,066)	—	—
(22,117)	(21,104)	(14,408)	(101,066)	—	—
3,666,935	(8,790,573)	(1,081,389)	(5,007,637)	1,710,497	(4,848,064)
2,045,397	(10,696,246)	(3,297,701)	(7,655,035)	4,333,696	(2,413,858)

18,357,202	29,053,448	12,601,424	20,256,459	10,864,186	13,278,044
$20,402,599	$18,357,202	$9,303,723	$12,601,424	$15,197,882	$10,864,186
$(43,881)	$19,254	$17,207	$16,690	$(134,845)	$(114,007)

$76,204,291	$168,574,661	$36,010,414	$58,623,123	$82,872,985	$123,992,070
19,533	19,934	13,856	98,247	—	—
(70,288,411)	(179,257,038)	(36,907,607)	(63,502,224)	(80,901,852)	(129,320,584)

1,215,635	11,209,482	1,076,740	1,636,389	4,717,749	4,850,209
(3,484,113)	(9,337,612)	(1,274,792)	(1,863,172)	(4,978,385)	(4,369,759)
$3,666,935	$(8,790,573)	$(1,081,389)	$(5,007,637)	$1,710,497	$(4,848,064)

7,294,092	14,844,228	5,314,598	6,939,085	7,539,798	16,744,343
1,834	1,639	2,077	10,385	—	—
(6,652,562)	(15,754,824)	(5,425,776)	(7,310,366)	(7,337,698)	(17,599,580)

118,638	1,043,830	157,068	186,055	454,707	697,589
(372,291)	(859,272)	(197,381)	(210,403)	(468,139)	(663,372)
389,711	(724,399)	(149,414)	(385,244)	188,668	(821,020)

See accompanying notes to the financial statements.

194 :: Statements of Changes in Net Assets :: January 31, 2014

	UltraJapan ProFund		Bear ProFund
	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(516,285)	$(685,530)	$(385,087)	$(625,293)
Net realized gains (losses) on investments	8,302,907	9,325,055	(3,387,244)	(8,612,576)
Change in net unrealized appreciation/depreciation on investments	(6,251,470)	(256,327)	198,418	62,197
Change in net assets resulting from operations	1,535,152	8,383,198	(3,573,913)	(9,175,672)
Change in net assets resulting from capital transactions	(640,258)	35,200,066	6,234,291	14,418,149
Change in net assets	894,894	43,583,264	2,660,378	5,242,477
NET ASSETS:
Beginning of period	55,919,366	12,336,102	44,110,985	38,868,508
End of period	$56,814,260	$55,919,366	$46,771,363	$44,110,985
Accumulated net investment income (loss)	$(174,499)	$(668,660)	$(52,038)	$(380,310)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$152,765,809	$365,109,668 (a)	$158,967,427	$182,336,009
Value of shares redeemed	(153,398,654)	(329,905,362)	(152,390,243)	(170,781,283)
Service Class
Proceeds from shares issued	6,709,484	16,012,602 (a)	14,529,472	33,673,694
Value of shares redeemed	(6,716,897)	(16,016,842)	(14,872,365)	(30,810,271)
Change in net assets resulting from capital transactions	$(640,258)	$35,200,066	$6,234,291	$14,418,149
SHARE TRANSACTIONS:
Investor Class
Issued	10,697,741	32,958,782	13,163,612	13,059,506
Redeemed	(10,981,920)	(30,714,089)	(12,600,426)	(12,194,034)
Service Class
Issued	515,338	1,460,096	1,229,958	2,395,418
Redeemed	(516,726)	(1,430,628)	(1,269,021)	(2,141,742)
Change in shares	(285,567)	2,274,161	524,123	1,119,148

(a)         Amount includes $985,955 and $35,845 for the Investor Class and Services Class, respectively, related to a voluntary capital contribution from the Advisor.

(b)         As described in Note 11, share amounts have been adjusted for 1:5 reverse stock split that occurred on February 21, 2014.

(c)          As described in Note 10, share amounts have been adjusted for 1:4 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

January 31, 2014 :: Statements of Changes in Net Assets :: 195

Short Small-Cap ProFund				Short NASDAQ-100 ProFund				UltraBear ProFund
Six Months Ended January 31, 2014 (unaudited)		Year Ended July 31, 2013		Six Months Ended January 31, 2014 (unaudited)		Year Ended July 31, 2013		Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013

$(77,198)		$(227,156)		$(83,323)		$(237,730)		$(212,163)	$(577,649)
(864,321)		(4,595,724)		(1,419,356)		(3,388,852)		(2,865,902)	(18,642,400)
63,457		(218,458)		19,742		(35,640)		117,019	(101,402)
(878,062)		(5,041,338)		(1,482,937)		(3,662,222)		(2,961,046)	(19,321,451)
(7,983,277)		9,654,797		21,365,737		3,577,482		6,212,840	11,001,058
(8,861,339)		4,613,459		19,882,800		(84,740)		3,251,794	(8,320,393)

12,682,714		8,069,255		3,961,617		4,046,357		20,782,066	29,102,459
$3,821,375		$12,682,714		$23,844,417		$3,961,617		$24,033,860	$20,782,066
$(222,329)		$(372,297)		$(206,897)		$(331,229)		$(62,263)	$(348,446)

$119,176,829		$329,254,357		$464,369,591		$806,060,463		$124,794,735	$546,439,255
(124,750,141)		(321,614,474)		(444,647,152)		(802,574,967)		(118,275,976)	(537,924,456)

30,502,202		119,721,511		36,557,455		77,743,632		115,078,554	77,717,292
(32,912,167)		(117,706,597)		(34,914,157)		(77,651,646)		(115,384,473)	(75,231,033)
$(7,983,277)		$9,654,797		$21,365,737		$3,577,482		$6,212,840	$11,001,058

4,730,446	(b)	10,322,549	(b)	18,254,759	(b)	25,301,628	(b)	13,960,980	40,855,530	(c)
(4,952,571	)(b)	(10,132,499	)(b)	(17,453,724	)(b)	(25,269,657	)(b)	(13,203,826)	(40,588,493	)(c)

1,195,647	(b)	3,643,915	(b)	1,501,526	(b)	2,558,219	(b)	13,508,290	7,414,481	(c)
(1,287,754	)(b)	(3,572,453	)(b)	(1,433,471	)(b)	(2,564,260	)(b)	(13,521,748)	(7,329,322	)(c)
(314,232)		261,512		869,090		25,930		743,696	352,196

See accompanying notes to the financial statements.

196 :: Statements of Changes in Net Assets :: January 31, 2014

	UltraShort Mid-Cap ProFund			UltraShort Small-Cap ProFund
	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013		Six Months Ended January 31, 2014 (unaudited)		Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(27,366)	$(57,904)		$(185,096)		$(348,165)
Net realized gains (losses) on investments	(382,945)	(1,695,203)		(4,502,947)		(13,280,285)
Change in net unrealized appreciation/depreciation on investments	(18,096)	(127,293)		61,779		(623,286)
Change in net assets resulting from operations	(428,407)	(1,880,400)		(4,626,264)		(14,251,736)
Change in net assets resulting from capital transactions	1,806,718	2,146,600		7,735,838		20,821,653
Change in net assets	1,378,311	266,200		3,109,574		6,569,917
NET ASSETS:
Beginning of period	3,328,247	3,062,047		22,774,778		16,204,861
End of period	$4,706,558	$3,328,247		$25,884,352		$22,774,778
Accumulated net investment income (loss)	$(60,933)	$(94,775)		$(416,813)		$(533,107)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$34,911,117	$80,764,802		$160,825,498		$454,977,609
Value of shares redeemed	(33,261,819)	(78,648,534)		(153,261,318)		(437,824,290)
Service Class
Proceeds from shares issued	618,751	2,334,285		16,920,788		42,255,342
Value of shares redeemed	(461,331)	(2,303,953)		(16,749,130)		(38,587,008)
Change in net assets resulting from capital transactions	$1,806,718	$2,146,600		$7,735,838		$20,821,653
SHARE TRANSACTIONS:
Investor Class
Issued	4,442,708	6,819,050	(a)	5,398,313	(b)	8,941,248	(b)
Redeemed	(4,197,921)	(6,617,579	)(a)	(5,125,174	)(b)	(8,567,017	)(b)
Service Class
Issued	84,754	216,038	(a)	541,381	(b)	866,416	(b)
Redeemed	(61,806)	(217,613	)(a)	(543,223	)(b)	(815,592	)(b)
Change in shares	267,735	199,896		271,297		425,055

(a)         As described in Note 10, share amounts have been adjusted for 1:7 reverse stock split that occurred on November 19, 2012.

(b)         As described in Note 11, share amounts have been adjusted for 1:8 reverse stock split that occurred on February 21, 2014.

(c)          As described in Note 10, share amounts have been adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

(d)         As described in Note 11, share amounts have been adjusted for 1:5 reverse stock split that occurred on February 21, 2014.

See accompanying notes to the financial statements.

January 31, 2014 :: Statements of Changes in Net Assets :: 197

UltraShort Dow 30 ProFund			UltraShort NASDAQ-100 ProFund				UltraShort International ProFund
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013		Six Months Ended January 31, 2014 (unaudited)		Year Ended July 31, 2013		Six Months Ended January 31, 2014 (unaudited)		Year Ended July 31, 2013

$(106,061)	$(130,951)		$(103,484)		$(296,126)		$(48,428)		$(249,294)
(2,395,560)	(5,037,729)		(3,788,036)		(6,787,242)		(1,436,842)		(8,328,059)
161,942	(17,512)		135,901		(284,317)		136,727		(312,312)
(2,339,679)	(5,186,192)		(3,755,619)		(7,367,685)		(1,348,543)		(8,889,665)
1,356,930	4,266,009		6,023,527		525,829		53,281		(2,273,574)
(982,749)	(920,183)		2,267,908		(6,841,856)		(1,295,262)		(11,163,239)

4,920,826	5,841,009		10,866,417		17,708,273		6,014,257		17,177,496
$3,938,077	$4,920,826		$13,134,325		$10,866,417		$4,718,995		$6,014,257
$(180,544)	$(201,374)		$(17,911)		$(169,105)		$(177,178)		$(428,597)

$99,494,712	$247,016,009		$104,210,252		$394,075,610		$31,103,183		$91,270,490
(100,583,780)	(242,878,353)		(98,242,115)		(393,800,027)		(29,448,704)		(94,201,115)

24,790,390	1,586,410		605,385		4,012,230		204,974		2,465,296
(22,344,392)	(1,458,057)		(549,995)		(3,761,984)		(1,806,172)		(1,808,245)
$1,356,930	$4,266,009		$6,023,527		$525,829		$53,281		$(2,273,574)

11,092,044	17,987,147	(c)	4,487,392	(d)	10,392,474	(d)	1,041,836	(b)	2,208,611	(b)
(11,176,631)	(17,874,194	)(c)	(4,250,978	)(d)	(10,427,051	)(d)	(1,002,109	)(b)	(2,353,917	)(b)

2,495,986	125,479	(c)	26,389	(d)	101,300	(d)	7,114	(b)	68,578	(b)
(2,479,096)	(110,419	)(c)	(22,125	)(d)	(95,568	)(d)	(62,227	)(b)	(46,680	)(b)
(67,697)	128,013		240,678		(28,845)		(15,386)		(123,408)

See accompanying notes to the financial statements.

198 :: Statements of Changes in Net Assets :: January 31, 2014

	UltraShort Emerging Markets ProFund		UltraShort Latin America ProFund
	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(111,726)	$(133,778)	$(41,585)	$(70,555)
Net realized gains (losses) on investments	(886,283)	(449,675)	163,483	1,218,452
Change in net unrealized appreciation/depreciation on investments	132,647	(139,001)	104,271	(124,271)
Change in net assets resulting from operations	(865,362)	(722,454)	226,169	1,023,626
Change in net assets resulting from capital transactions	(261,682)	8,465,791	970,076	841,291
Change in net assets	(1,127,044)	7,743,337	1,196,245	1,864,917
NET ASSETS:
Beginning of period	16,667,884	8,924,547	6,977,219	5,112,302
End of period	$15,540,840	$16,667,884	$8,173,464	$6,977,219
Accumulated net investment income (loss)	$(207,973)	$(206,040)	$(82,250)	$(122,150)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$59,553,813	$110,181,671	$45,352,871	$53,017,285
Value of shares redeemed	(61,763,979)	(102,234,280)	(44,399,985)	(52,073,616)
Service Class
Proceeds from shares issued	3,106,585	4,915,013	2,108,408	3,122,058
Value of shares redeemed	(1,158,101)	(4,396,613)	(2,091,218)	(3,224,436)
Change in net assets resulting from capital transactions	$(261,682)	$8,465,791	$970,076	$841,291
SHARE TRANSACTIONS:
Investor Class
Issued	5,529,450	9,666,184	2,898,339	3,639,318
Redeemed	(5,773,047)	(9,054,442)	(2,879,011)	(3,562,467)
Service Class
Issued	269,502	415,250	132,800	205,710
Redeemed	(113,632)	(368,081)	(133,845)	(214,746)
Change in shares	(87,727)	658,911	18,283	67,815

(a)         As described in Note 11, share amounts have been adjusted for 1:10 reverse stock split that occurred on February 21, 2014.

(b)         As described in Note 11, share amounts have been adjusted for 1:5 reverse stock split that occurred on February 21, 2014.

(c)          As described in Note 10, share amounts have been adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

January 31, 2014 :: Statements of Changes in Net Assets :: 199

UltraShort China ProFund				UltraShort Japan ProFund				Banks UltraSector ProFund
Six Months Ended January 31, 2014 (unaudited)		Year Ended July 31, 2013		Six Months Ended January 31, 2014 (unaudited)		Year Ended July 31, 2013		Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013

$(22,027)		$(51,841)		$(34,881)		$(71,215)		$(60,299)	$(123,251)
(887,797)		(1,431,865)		(642,191)		(4,807,735)		(285,659)	7,550,120
21,087		(139,326)		(203,269)		438,933		(338,318)	2,316,848
(888,737)		(1,623,032)		(880,341)		(4,440,017)		(684,276)	9,743,717
2,518,298		(788,958)		(4,781,508)		10,916,089		(11,543,118)	10,781,503
1,629,561		(2,411,990)		(5,661,849)		6,476,072		(12,227,394)	20,525,220

2,088,338		4,500,328		8,684,204		2,208,132		35,635,499	15,110,279
$3,717,899		$2,088,338		$3,022,355		$8,684,204		$23,408,105	$35,635,499
$(50,480)		$(92,424)		$(86,464)		$(94,121)		$(143,800)	$(143,401)

$39,269,213		$70,161,146		$67,202,577		$125,531,296		$39,167,936	$166,022,860
(36,780,567)		(70,983,184)		(71,757,017)		(114,905,139)		(49,552,890)	(156,636,260)

291,540		424,238		2,117,002		1,631,302		5,858,796	12,288,283
(261,888)		(391,158)		(2,344,070)		(1,341,370)		(7,016,960)	(10,893,380)
$2,518,298		$(788,958)		$(4,781,508)		$10,916,089		$(11,543,118)	$10,781,503

1,487,517	(a)	1,549,653	(a)	2,130,485	(b)	2,308,518	(b)	1,471,720	8,188,362	(c)
(1,400,281	)(a)	(1,568,624	)(a)	(2,251,829	)(b)	(2,105,193	)(b)	(1,921,323)	(7,920,052	)(c)

11,278	(a)	9,452	(a)	79,830	(b)	38,603	(b)	232,165	587,719	(c)
(11,443	)(a)	(8,924	)(a)	(85,779	)(b)	(32,833	)(b)	(286,848)	(526,024	)(c)
87,071		(18,443)		(127,293)		209,095		(504,286)	330,005

See accompanying notes to the financial statements.

200 :: Statements of Changes in Net Assets :: January 31, 2014

	Basic Materials UltraSector ProFund		Biotechnology UltraSector ProFund
	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)		Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(68,306)	$7,084	$(2,492,279)		$(1,572,341)
Net realized gains (losses) on investments	1,736,800	3,158,295	90,531,410		51,928,395
Change in net unrealized appreciation/depreciation on investments	349,529	(1,003,471)	29,433,273		48,364,587
Change in net assets resulting from operations	2,018,023	2,161,908	117,472,404		98,720,641
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	—	—	(48,578,379)		—
Service Class	—	—	(2,649,782)		—
Change in net assets resulting from distributions	—	—	(51,228,161)		—
Change in net assets resulting from capital transactions	11,091,859	(7,243,955)	136,156,428		235,362,969
Change in net assets	13,109,882	(5,082,047)	202,400,671		334,083,610
NET ASSETS:
Beginning of period	10,581,110	15,663,157	356,728,436		22,644,826
End of period	$23,690,992	$10,581,110	$559,129,107		$356,728,436
Accumulated net investment income (loss)	$(127,314)	$(109,584)	$(1,418,443)		$(1,721,181)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$56,732,223	$106,478,985	$361,783,830		$508,879,330
Dividends reinvested	—	—	47,627,896		—
Value of shares redeemed	(46,993,675)	(113,654,757)	(282,476,605)		(281,857,444)
Service Class
Proceeds from shares issued	3,731,069	2,508,443	33,969,224		29,297,731
Dividends reinvested	—	—	2,509,262		—
Value of shares redeemed	(2,377,758)	(2,576,626)	(27,257,179)		(20,956,648)
Change in net assets resulting from capital transactions	$11,091,859	$(7,243,955)	$136,156,428		$235,362,969
SHARE TRANSACTIONS:
Investor Class
Issued	1,152,240	2,549,136	7,608,536	(a)	15,308,552	(a)
Reinvested	—	—	1,041,332	(a)	—
Redeemed	(944,977)	(2,727,475)	(6,059,412	)(a)	(8,514,908	)(a)
Service Class
Issued	77,306	61,485	812,160	(a)	1,060,336	(a)
Reinvested	—	—	63,608	(a)	—
Redeemed	(51,637)	(63,392)	(668,712	)(a)	(781,400	)(a)
Change in shares	232,932	(180,246)	2,797,512		7,072,580

(a)         As described in Note 11, share amounts have been adjusted for 4:1 stock split that occurred on February 21, 2014.

See accompanying notes to the financial statements.

January 31, 2014 :: Statements of Changes in Net Assets :: 201

Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund		Financials UltraSector ProFund
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013

$(15,717)	$(27,705)	$(200,875)	$(159,462)	$(56,348)	$(79,875)
144,631	819,725	2,866,512	3,967,689	22,373	4,147,581
(213,464)	410,204	158,724	2,825,319	(70,974)	1,100,217
(84,550)	1,202,224	2,824,361	6,633,546	(104,949)	5,167,923

—	—	(976,679)	—	—	—
—	—	(130,533)	—	—	—
—	—	(1,107,212)	—	—	—
(5,360,978)	4,939,709	(9,211,908)	32,639,046	(11,918,025)	3,078,583
(5,445,528)	6,141,933	(7,494,759)	39,272,592	(12,022,974)	8,246,506

10,574,800	4,432,867	46,348,207	7,075,615	23,046,946	14,800,440
$5,129,272	$10,574,800	$38,853,448	$46,348,207	$11,023,972	$23,046,946
$(43,425)	$(38,614)	$(114,676)	$(218,129)	$(184,644)	$(162,538)

$18,226,397	$59,369,044	$46,542,388	$82,669,141	$20,765,578	$98,933,593
—	—	945,778	—	—	—
(23,831,783)	(54,273,542)	(55,258,144)	(51,451,692)	(31,464,586)	(97,470,204)

2,288,926	5,643,170	15,269,619	12,143,160	1,985,937	7,693,829
—	—	129,399	—	—	—
(2,044,518)	(5,798,963)	(16,840,948)	(10,721,563)	(3,204,954)	(6,078,635)
$(5,360,978)	$4,939,709	$(9,211,908)	$32,639,046	$(11,918,025)	$3,078,583

268,417	997,138	751,351	1,679,087	1,770,109	11,409,020
—	—	15,048	—	—	—
(355,340)	(927,068)	(921,692)	(1,082,461)	(2,766,828)	(11,606,542)

35,602	100,241	270,953	281,417	188,959	904,744
—	—	2,240	—	—	—
(31,791)	(103,066)	(300,795)	(256,791)	(315,954)	(718,406)
(83,112)	67,245	(182,895)	621,252	(1,123,714)	(11,184)

See accompanying notes to the financial statements.

202 :: Statements of Changes in Net Assets :: January 31, 2014

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(143,060)	$(95,359)	$(98,368)	$(61,585)
Net realized gains (losses) on investments	2,676,933	3,591,274	3,779,910	3,597,795
Change in net unrealized appreciation/depreciation on investments	(249,753)	3,056,608	633,946	494,906
Change in net assets resulting from operations	2,284,120	6,552,523	4,315,488	4,031,116
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	2,710,098	14,192,765	2,746,026	6,006,456
Change in net assets	4,994,218	20,745,288	7,061,514	10,037,572
NET ASSETS:
Beginning of period	30,132,444	9,387,156	18,349,784	8,312,212
End of period	$35,126,662	$30,132,444	$25,411,298	$18,349,784
Accumulated net investment income (loss)	$(222,512)	$(122,480)	$(149,306)	$(87,175)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$67,295,834	$111,204,596	$95,681,014	$53,509,770
Dividends reinvested	—	—	—	—
Value of shares redeemed	(65,437,978)	(98,676,565)	(94,601,868)	(47,624,576)
Service Class
Proceeds from shares issued	10,139,832	10,148,480	4,634,884	4,126,756
Dividends reinvested	—	—	—	—
Value of shares redeemed	(9,287,590)	(8,483,746)	(2,968,004)	(4,005,494)
Change in net assets resulting from capital transactions	$2,710,098	$14,192,765	$2,746,026	$6,006,456
SHARE TRANSACTIONS:
Investor Class
Issued	2,037,161	4,654,649	1,577,771	1,193,981
Reinvested	—	—	—	—
Redeemed	(2,041,073)	(4,187,040)	(1,538,737)	(1,084,254)
Service Class
Issued	364,127	440,486	83,440	100,679
Reinvested	—	—	—	—
Redeemed	(342,915)	(382,424)	(52,470)	(94,247)
Change in shares	17,300	525,671	70,004	116,159

(a)  As described in Note 10, share amounts have been adjusted for 6:1 stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

January 31, 2014 :: Statements of Changes in Net Assets :: 203

Internet UltraSector ProFund			Mobile Telecommunications UltraSector ProFund		Oil & Gas UltraSector ProFund
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013		Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013

$(555,568)	$(379,058)		$(82,459)	$(281,455)	$(51,701)	$(67,507)
12,495,070	7,946,039		835,925	6,064,554	2,750,199	11,597,899
5,777,768	3,556,236		674,174	(892,179)	(1,855,693)	(2,146,585)
17,717,270	11,123,217		1,427,640	4,890,920	842,805	9,383,807

(4,547,236)	(1,246,677)		—	—	—	—
(459,411)	(194,924)		—	—	—	—
(5,006,647)	(1,441,601)		—	—	—	—
47,897,912	13,910,610		(2,338,406)	(5,485,532)	(5,261,330)	(14,795,001)
60,608,535	23,592,226		(910,766)	(594,612)	(4,418,525)	(5,411,194)

41,556,216	17,963,990		9,153,850	9,748,462	38,507,395	43,918,589
$102,164,751	$41,556,216		$8,243,084	$9,153,850	$34,088,870	$38,507,395
$(388,010)	$(441,230)		$(268,658)	$(332,332)	$(129,537)	$(209,673)

$130,474,564	$77,377,173		$14,839,941	$54,895,647	$57,142,640	$119,403,650
4,383,212	1,158,159		—	—	—	—
(92,603,767)	(65,469,805)		(17,321,779)	(59,909,334)	(62,109,331)	(133,680,645)

20,002,644	10,761,054		666,905	3,373,729	1,121,510	2,066,332
437,925	190,938		—	—	—	—
(14,796,666)	(10,106,909)		(523,473)	(3,845,574)	(1,416,149)	(2,584,338)
$47,897,912	$13,910,610		$(2,338,406)	$(5,485,532)	$(5,261,330)	$(14,795,001)

3,762,814	3,225,500	(a)	306,693	1,442,870	1,124,045	2,677,260
130,453	56,221	(a)	—	—	—	—
(2,675,671)	(2,807,532	)(a)	(356,937)	(1,557,545)	(1,217,607)	(3,013,851)

687,736	521,389	(a)	15,745	107,254	24,524	51,575
15,317	10,667	(a)	—	—	—	—
(511,660)	(493,526	)(a)	(13,098)	(115,239)	(30,815)	(66,474)
1,408,989	512,719		(47,597)	(122,660)	(99,853)	(351,490)

See accompanying notes to the financial statements.

204 :: Statements of Changes in Net Assets :: January 31, 2014

	Oil Equipment, Services & Distribution UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(48,637)	$(119,817)	$(52,456)	$(31,133)
Net realized gains (losses) on investments	1,114,769	2,894,724	1,227,258	3,036,317
Change in net unrealized appreciation/depreciation on investments	(837,978)	(474,275)	(220,785)	1,353,267
Change in net assets resulting from operations	228,154	2,300,632	954,017	4,358,451
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	(28,840)
Service Class	—	—	—	(2,614)
Net realized gains on investments
Investor Class	—	—	(186,148)	—
Service Class	—	—	(101,526)	—
Change in net assets resulting from distributions	—	—	(287,674)	(31,454)
Change in net assets resulting from capital transactions	(408,064)	(1,728,730)	1,165,144	(5,639,237)
Change in net assets	(179,910)	571,902	1,831,487	(1,312,240)
NET ASSETS:
Beginning of period	14,237,932	13,666,030	13,720,682	15,032,922
End of period	$14,058,022	$14,237,932	$15,552,169	$13,720,682
Accumulated net investment income (loss)	$(115,393)	$(232,359)	$(42,427)	$10,029
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$38,246,198	$126,900,719	$19,710,971	$49,425,414
Dividends reinvested	—	—	172,983	27,658
Value of shares redeemed	(38,564,271)	(127,851,506)	(19,010,912)	(50,987,886)
Service Class
Proceeds from shares issued	4,935,684	5,305,067	1,854,046	5,735,736
Dividends reinvested	—	—	100,477	2,614
Value of shares redeemed	(5,025,675)	(6,083,010)	(1,662,421)	(9,842,773)
Change in net assets resulting from capital transactions	$(408,064)	$(1,728,730)	$1,165,144	$(5,639,237)
SHARE TRANSACTIONS:
Investor Class
Issued	1,542,448	6,143,481	1,088,697	3,474,305
Reinvested	—	—	9,857	2,265
Redeemed	(1,581,729)	(6,206,795)	(1,072,927)	(3,625,386)
Service Class
Issued	218,767	272,495	109,278	442,208
Reinvested	—	—	6,138	227
Redeemed	(219,892)	(317,171)	(100,152)	(724,977)
Change in shares	(40,406)	(107,990)	40,891	(431,358)

(a)	Subsequent to the issuance of the July 31, 2013 financial statements, $3,637 was determined to be a return of capital.

See accompanying notes to the financial statements.

January 31, 2014 :: Statements of Changes in Net Assets :: 205

Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013

$(58,905)	$(250,144)	$(50,864)	$52,762	$(17,090)	$(19,150)
(8,692,510)	(13,147,084)	(1,713,327)	2,084,112	1,074,874	778,543
6,468,279	(8,545,918)	684,254	(1,784,023)	(853,611)	(542,637)
(2,283,136)	(21,943,146)	(1,079,937)	352,851	204,173	216,756

—	—	(31,838)	(46,705)	(4,375)	(7,557	)(a)
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	(31,838)	(46,705)	(4,375)	(7,557)
(4,996,782)	23,450,875	(6,032,346)	(20,828,418)	7,458,987	(1,207,741)
(7,279,918)	1,507,729	(7,144,121)	(20,522,272)	7,658,785	(998,542)

32,576,512	31,068,783	26,682,831	47,205,103	2,797,107	3,795,649
$25,296,594	$32,576,512	$19,538,710	$26,682,831	$10,455,892	$2,797,107
$(24,866)	$(682,651)	$(9,761)	$72,941	$(48,144)	$(24,096)

$190,695,706	$443,457,980	$82,858,633	$265,689,091	$11,862,813	$50,664,915
—	—	29,124	45,817	4,206	7,169
(195,530,461)	(421,915,055)	(89,526,373)	(281,865,634)	(11,102,029)	(51,916,084)

7,004,204	21,060,335	1,830,982	6,935,808	10,081,351	4,960,637
—	—	—	—	—	—
(7,166,231)	(19,152,385)	(1,224,712)	(11,633,500)	(3,387,354)	(4,924,378)
$(4,996,782)	$23,450,875	$(6,032,346)	$(20,828,418)	$7,458,987	$(1,207,741)

14,775,992	21,959,364	2,915,399	8,913,965	671,014	3,682,210
—	—	1,041	1,665	220	587
(15,260,056)	(20,767,619)	(3,169,107)	(9,534,871)	(638,865)	(3,786,473)

616,087	924,587	65,074	232,205	607,028	360,904
—	—	—	—	—	—
(621,899)	(830,496)	(44,563)	(409,161)	(206,051)	(363,526)
(489,876)	1,285,836	(232,156)	(796,197)	433,346	(106,298)

See accompanying notes to the financial statements.

206 :: Statements of Changes in Net Assets :: January 31, 2014

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund
	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(121,997)	$(63,908)	$3,631	$26,262
Net realized gains (losses) on investments	2,506,195	2,289,155	(714,428)	1,165,864
Change in net unrealized appreciation/depreciation on investments	(214,936)	(1,152,665)	(26,875)	(1,835,408)
Change in net assets resulting from operations	2,169,262	1,072,582	(737,672)	(643,282)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(21,394)	(52,704)
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	(21,394)	(52,704)
Change in net assets resulting from capital transactions	31,946,159	(9,817,029)	722,570	(20,220,704)
Change in net assets	34,115,421	(8,744,447)	(36,496)	(20,916,690)
NET ASSETS:
Beginning of period	5,132,735	13,877,182	4,470,719	25,387,409
End of period	$39,248,156	$5,132,735	$4,434,223	$4,470,719
Accumulated net investment income (loss)	$(160,030)	$(164,857)	$(72,504)	$(54,375)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$40,749,506	$69,053,136	$16,960,243	$35,498,890
Dividends reinvested	—	—	20,853	50,775
Value of shares redeemed	(30,159,735)	(79,047,347)	(16,476,422)	(55,628,547)
Service Class
Proceeds from shares issued	29,497,950	4,237,836	715,603	6,679,257
Dividends reinvested	—	—	—	—
Value of shares redeemed	(8,141,562)	(4,060,654)	(497,707)	(6,821,079)
Change in net assets resulting from capital transactions	$31,946,159	$(9,817,029)	$722,570	$(20,220,704)
SHARE TRANSACTIONS:
Investor Class
Issued	943,215	1,927,700	855,007	1,891,103
Reinvested	—	—	1,048	3,053
Redeemed	(685,159)	(2,198,117)	(862,407)	(3,037,725)
Service Class
Issued	720,771	125,361	38,695	367,462
Reinvested	—	—	—	—
Redeemed	(201,401)	(120,618)	(26,744)	(379,528)
Change in shares	777,426	(265,674)	5,599	(1,155,635)

See accompanying notes to the financial statements.

January 31, 2014 :: Statements of Changes in Net Assets :: 207

Utilities UltraSector ProFund		Short Oil & Gas ProFund		Short Precious Metals ProFund
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013

$51,902	$100,077	$(36,194)	$(55,413)	$(134,193)	$(139,908)
(417,390)	(76,807)	(221,473)	(571,277)	(3,445,271)	597,223
(107,451)	(857,757)	93,129	61,803	(418,676)	655,670
(472,939)	(834,487)	(164,538)	(564,887)	(3,998,140)	1,112,985

(69,379)	(136,266)	—	—	—	—
(5,230)	(5,330)	—	—	—	—
(74,609)	(141,596)	—	—	—	—
(7,449,417)	(8,029,734)	2,951,233	518,282	845,593	5,900,994
(7,996,965)	(9,005,817)	2,786,695	(46,605)	(3,152,547)	7,013,979

18,105,187	27,111,004	1,567,438	1,614,043	12,578,175	5,564,196
$10,108,222	$18,105,187	$4,354,133	$1,567,438	$9,425,628	$12,578,175
$(49,792)	$(26,918)	$(68,990)	$(75,265)	$(234,066)	$(195,242)

$48,200,321	$93,814,371	$38,723,174	$50,614,764	$85,439,108	$130,842,717
66,843	134,226	—	—	—	—
(56,271,990)	(101,641,364)	(35,835,589)	(50,710,370)	(91,579,268)	(125,493,119)

1,945,929	3,830,458	565,947	1,802,311	149,755,724	47,046,158
5,056	5,001	—	—	—	—
(1,395,576)	(4,172,426)	(502,299)	(1,188,423)	(142,769,971)	(46,494,762)
$(7,449,417)	$(8,029,734)	$2,951,233	$518,282	$845,593	$5,900,994

1,867,731	3,809,828	6,098,431	6,998,113	9,721,037	16,587,207
2,604	6,293	—	—	—	—
(2,187,326)	(4,238,991)	(5,660,567)	(7,037,175)	(10,480,311)	(16,017,486)

78,091	154,516	90,398	236,801	16,115,759	5,082,644
205	243	—	—	—	—
(56,245)	(170,465)	(80,427)	(155,507)	(15,648,805)	(5,066,102)
(294,940)	(438,576)	447,835	42,232	(292,320)	586,263

See accompanying notes to the financial statements.

208 :: Statements of Changes in Net Assets :: January 31, 2014

	Short Real Estate ProFund				U.S. Government Plus ProFund
	Six Months Ended January 31, 2014 (unaudited)		Year Ended July 31, 2013		Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(71,775)		$(69,071)		$28,973	$(26,304)
Net realized gains (losses) on investments	(318,835)		(925,213)		(2,933,691)	(9,904,696)
Change in net unrealized appreciation/depreciation on investments	(210,470)		244,078		845,009	(1,969,246)
Change in net assets resulting from operations	(601,080)		(750,206)		(2,059,709)	(11,900,246)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—		—		(1,046)	—
Service Class	—		—		(634)	—
Change in net assets resulting from distributions	—		—		(1,680)	—
Change in net assets resulting from capital transactions	(1,031,960)		2,486,630		(33,073,315)	11,929,831
Change in net assets	(1,633,040)		1,736,424		(35,134,704)	29,585
NET ASSETS:
Beginning of period	4,917,230		3,180,806		56,608,095	56,578,510
End of period	$3,284,190		$4,917,230		$21,473,391	$56,608,095
Accumulated net investment income (loss)	$(116,160)		$(101,882)		$54,256	$(78,330)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$69,983,493		$85,484,276		$424,153,367	$1,840,552,992
Dividends reinvested	—		—		932	—
Value of shares redeemed	(70,895,420)		(83,066,845)		(444,720,797)	(1,836,301,151)
Service Class
Proceeds from shares issued	573,598		953,066		224,995,720	102,183,329
Dividends reinvested	—		—		634	—
Value of shares redeemed	(693,631)		(883,867)		(237,503,171)	(94,505,339)
Change in net assets resulting from capital transactions	$(1,031,960)		$2,486,630		$(33,073,315)	$11,929,831
SHARE TRANSACTIONS:
Investor Class
Issued	2,637,007	(a)	3,194,404	(a)	10,319,149	38,263,810
Reinvested	—		—		23	—
Redeemed	(2,692,596	)(a)	(3,117,924	)(a)	(10,846,374)	(38,186,740)
Service Class
Issued	22,890	(a)	37,247	(a)	5,680,796	2,282,939
Reinvested	—		—		16	—
Redeemed	(27,711	)(a)	(34,293	)(a)	(6,002,313)	(2,070,119)
Change in shares	(60,410)		79,434		(848,703)	289,890

(a)	As described in Note 11, share amounts have been adjusted for 1:5 reverse stock split that occurred on February 21, 2014.

See accompanying notes to the financial statements.

January 31, 2014 :: Statements of Changes in Net Assets :: 209

Rising Rates Opportunity 10 ProFund		Rising Rates Opportunity ProFund		Rising U.S. Dollar ProFund
Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013

$(375,211)	$(608,071)	$(1,069,856)	$(1,836,636)	$(458,396)	$(1,308,629)
265,412	3,535,835	3,644,235	14,758,782	(4,493,023)	(1,211,203)
(901,920)	(221,513)	(8,256,230)	2,380,853	3,004,591	(1,702,560)
(1,011,719)	2,706,251	(5,681,851)	15,302,999	(1,946,828)	(4,222,392)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(3,063,840)	13,442,376	(21,652,519)	39,444,692	(56,746,658)	(25,135,079)
(4,075,559)	16,148,627	(27,334,370)	54,747,691	(58,693,486)	(29,357,471)

51,509,355	35,360,728	147,489,275	92,741,584	84,235,903	113,593,374
$47,433,796	$51,509,355	$120,154,905	$147,489,275	$25,542,417	$84,235,903
$(761,832)	$(974,369)	$(2,227,370)	$(3,127,524)	$(1,269,778)	$(2,466,764)

$35,738,770	$66,765,708	$361,471,135	$1,546,958,042	$54,240,603	$165,845,290
—	—	—	—	—	—
(22,444,462)	(69,397,313)	(369,350,171)	(1,523,438,182)	(109,621,516)	(199,574,382)

9,332,972	17,869,090	209,807,020	76,194,325	22,388,587	33,151,281
—	—	—	—	—	—
(25,691,120)	(1,795,109)	(223,580,503)	(60,269,493)	(23,754,332)	(24,557,268)
$(3,063,840)	$13,442,376	$(21,652,519)	$39,444,692	$(56,746,658)	$(25,135,079)

1,966,807	3,810,861	43,511,586	210,167,871	2,142,484	6,415,509
—	—	—	—	—	—
(1,236,784)	(3,922,665)	(44,528,055)	(207,710,174)	(4,366,602)	(7,737,323)

514,810	1,027,517	26,982,259	10,603,738	941,278	1,344,977
—	—	—	—	—	—
(1,426,492)	(103,034)	(28,792,877)	(8,398,815)	(997,014)	(997,010)
(181,659)	812,679	(2,827,087)	4,662,620	(2,279,854)	(973,847)

See accompanying notes to the financial statements.

210 :: Statements of Changes in Net Assets :: January 31, 2014

	Falling U.S. Dollar ProFund
	Six Months Ended January 31, 2014 (unaudited)	Year Ended July 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(71,765)	$(157,254)
Net realized gains (losses) on investments	332,378	(286,285)
Change in net unrealized appreciation/depreciation on investments	(274,346)	185,712
Change in net assets resulting from operations	(13,733)	(257,827)
Change in net assets resulting from capital transactions	(2,501,429)	2,984,128
Change in net assets	(2,515,162)	2,726,301
NET ASSETS:
Beginning of period	7,620,202	4,893,901
End of period	$5,105,040	$7,620,202
Accumulated net investment income (loss)	$(168,310)	$(234,637)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$21,691,165	$55,114,785
Value of shares redeemed	(24,608,165)	(53,207,456)
Service Class
Proceeds from shares issued	22,537,043	21,412,408
Value of shares redeemed	(22,121,472)	(20,335,609)
Change in net assets resulting from capital transactions	$(2,501,429)	$2,984,128
SHARE TRANSACTIONS:
Investor Class
Issued	977,268	2,460,096
Redeemed	(1,108,176)	(2,381,025)
Service Class
Issued	1,036,630	984,002
Redeemed	(1,018,315)	(937,664)
Change in shares	(112,593)	125,409

See accompanying notes to the financial statements.

Financial Highlights

212 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized					Net
	Value,	Investment	Gains	Total from	Net	Return		Realized
	Beginning	Income	(Losses) on	Investment	Investment	of		Gains on	Total
	of Period	(Loss)(a)	Investments	Activities	Income	Capital		Investments	Distributions
Bull ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$76.56	(0.29)	4.68	4.39	—	—		—	—
Year Ended July 31, 2013	$62.44	(0.41)	14.53	14.12	—	—		—	—
Year Ended July 31, 2012	$58.45	(0.66)	4.65	3.99	—	—		—	—
Year Ended July 31, 2011	$49.96	(0.57)	9.06	8.49	—	—		—	—
Year Ended July 31, 2010	$44.65	(0.16)	5.47	5.31	—	—		—	—
Year Ended July 31, 2009	$56.76	0.20	(12.25)	(12.05)	(0.06)	—	(e)	—	(0.06)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$67.32	(0.65)	4.14	3.49	—	—		—	—
Year Ended July 31, 2013	$55.46	(1.00)	12.86	11.86	—	—		—	—
Year Ended July 31, 2012	$52.43	(1.19)	4.22	3.03	—	—		—	—
Year Ended July 31, 2011	$45.26	(1.07)	8.24	7.17	—	—		—	—
Year Ended July 31, 2010	$40.86	(0.61)	5.01	4.40	—	—		—	—
Year Ended July 31, 2009	$52.37	(0.18)	(11.33)	(11.51)	—	—		—	—
Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$63.20	(0.22)	4.33	4.11	—	—		(1.10)	(1.10)
Year Ended July 31, 2013	$48.49	(0.48)	15.19	14.71	—	—		—	—
Year Ended July 31, 2012	$48.97	(0.62)	0.14	(0.48)	—	—		—	—
Year Ended July 31, 2011	$39.70	(0.60)	9.87	9.27	—	—		—	—
Year Ended July 31, 2010	$33.01	(0.33)	7.02	6.69	—	—		—	—
Year Ended July 31, 2009	$42.88	(0.21)	(9.66)	(9.87)	—	—		—	—
Service Class
Six Months Ended January 31, 2014 (unaudited)	$56.75	(0.51)	3.90	3.39	—	—		(1.10)	(1.10)
Year Ended July 31, 2013	$43.97	(0.98)	13.76	12.78	—	—		—	—
Year Ended July 31, 2012	$44.85	(1.06)	0.18	(0.88)	—	—		—	—
Year Ended July 31, 2011	$36.72	(1.04)	9.17	8.13	—	—		—	—
Year Ended July 31, 2010	$30.85	(0.69)	6.56	5.87	—	—		—	—
Year Ended July 31, 2009	$40.51	(0.50)	(9.16)	(9.66)	—	—		—	—

			Ratios to Average Net Assets			Supplemental Data
Net						Net
Asset					Net	Assets,
Value,					Investment	End of	Portfolio
End of	Total		Gross	Net	Income	Period	Turnover
Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

$80.95	5.73	%(d)	1.58%	1.58%	(0.73)%	$132,016	20	%(d)
$76.56	22.61%		1.75%	1.75%	(0.61)%	$83,880	25%
$62.44	6.81%		1.72%	1.72%	(1.14)%	$75,354	3%
$58.45	17.01%		1.71%	1.71%	(1.01)%	$39,339	74%
$49.96	11.89%		1.70%	1.70%	(0.32)%	$44,547	225%
$44.65	(21.23)%		1.79%	1.79%	0.48%	$36,314	839%

$70.81	5.18	%(d)	2.58%	2.58%	(1.73)%	$8,935	20	%(d)
$67.32	21.38%		2.75%	2.75%	(1.61)%	$6,429	25%
$55.46	5.76%		2.72%	2.72%	(2.14)%	$18,000	3%
$52.43	15.86%		2.71%	2.71%	(2.01)%	$4,665	74%
$45.26	10.77%		2.70%	2.70%	(1.32)%	$6,254	225%
$40.86	(21.98)%		2.79%	2.79%	(0.52)%	$9,650	839%

$66.21	6.53	%(d)	1.42%	1.42%	(0.66)%	$134,710	8	%(d)
$63.20	30.34%		1.75%	1.75%	(0.88)%	$26,811	393%
$48.49	(0.98)%		1.86%	1.85%	(1.33)%	$25,542	12%
$48.97	23.35%		1.71%	1.71%	(1.27)%	$28,133	59%
$39.70	20.27%		1.78%	1.72%	(0.85)%	$19,031	365%
$33.01	(23.02)%		2.12%	1.65%	(0.69)%	$12,888	1,263%

$59.04	6.00	%(d)	2.42%	2.42%	(1.66)%	$3,513	8	%(d)
$56.75	29.07%		2.75%	2.75%	(1.88)%	$985	393%
$43.97	(1.96)%		2.86%	2.85%	(2.33)%	$891	12%
$44.85	22.14%		2.71%	2.71%	(2.27)%	$6,385	59%
$36.72	19.03%		2.78%	2.72%	(1.85)%	$1,150	365%
$30.85	(23.85)%		3.12%	2.65%	(1.69)%	$1,010	1,263%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Annualized for periods less than one year.

(c)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)          Not annualized for periods less than one year.

(e)           Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 213

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized			Net
	Value,	Investment	Gains	Total from	Net	Realized
	Beginning	Income	(Losses) on	Investment	Investment	Gains on	Total
	of Period	(Loss)(a)	Investments	Activities	Income	Investments	Distributions
Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$58.41	(0.38)	5.05	4.67	—	—	—
Year Ended July 31, 2013	$43.95	(0.49)	14.95	14.46	—	—	—
Year Ended July 31, 2012	$44.41	(0.47)	0.01	(0.46)	—	—	—
Year Ended July 31, 2011	$36.34	(0.53)	8.60	8.07	—	—	—
Year Ended July 31, 2010	$30.99	(0.43)	5.78	5.35	—	—	—
Year Ended July 31, 2009	$40.20	(0.18)	(9.02)	(9.20)	(0.01)	—	(0.01)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$51.77	(0.65)	4.52	3.87	—	—	—
Year Ended July 31, 2013	$39.33	(0.93)	13.37	12.44	—	—	—
Year Ended July 31, 2012	$40.14	(0.85)	0.04	(0.81)	—	—	—
Year Ended July 31, 2011	$33.21	(0.92)	7.85	6.93	—	—	—
Year Ended July 31, 2010	$28.62	(0.75)	5.34	4.59	—	—	—
Year Ended July 31, 2009	$37.47	(0.44)	(8.41)	(8.85)	—	—	—
NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$99.58	(0.50)	13.94	13.44	—	(2.77)	(2.77)
Year Ended July 31, 2013	$87.02	(0.91)	14.74	13.83	—	(1.27)	(1.27)
Year Ended July 31, 2012	$78.72	(0.98)	9.28	8.30	—	—	—
Year Ended July 31, 2011	$64.66	(0.94)	17.13	16.19	—	(2.13)	(2.13)
Year Ended July 31, 2010	$57.39	(0.72)	9.18	8.46	—	(1.19)	(1.19)
Year Ended July 31, 2009	$67.03	(0.49)	(9.04)	(9.53)	(0.11)	—	(0.11)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$87.14	(0.97)	12.21	11.24	—	(2.77)	(2.77)
Year Ended July 31, 2013	$77.09	(1.71)	13.03	11.32	—	(1.27)	(1.27)
Year Ended July 31, 2012	$70.45	(1.71)	8.35	6.64	—	—	—
Year Ended July 31, 2011	$58.59	(1.60)	15.59	13.99	—	(2.13)	(2.13)
Year Ended July 31, 2010	$52.61	(1.31)	8.48	7.17	—	(1.19)	(1.19)
Year Ended July 31, 2009	$61.96	(0.96)	(8.39)	(9.35)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net						Net
Asset					Net	Assets,
Value,					Investment	End of	Portfolio
End of	Total		Gross	Net	Income	Period	Turnover
Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

$63.08	8.00	%(d)	1.90%	1.78%	(1.24)%	$25,872	—	(d)(e)
$58.41	32.90%		2.12%	1.76%	(0.98)%	$32,724	264%
$43.95	(1.06)%		2.14%	1.73%	(1.11)%	$19,040	80%
$44.41	22.23%		1.85%	1.73%	(1.27)%	$12,925	94%
$36.34	17.30%		1.79%	1.71%	(1.22)%	$22,591	282%
$30.99	(22.92)%		1.82%	1.59%	(0.56)%	$17,310	351%

$55.64	7.44	%(d)	2.90%	2.78%	(2.24)%	$5,099	—	(d)(e)
$51.77	31.66%		3.12%	2.76%	(1.98)%	$1,914	264%
$39.33	(2.04)%		3.14%	2.73%	(2.11)%	$868	80%
$40.14	20.93%		2.85%	2.73%	(2.27)%	$1,024	94%
$33.21	16.00%		2.79%	2.71%	(2.22)%	$1,341	282%
$28.62	(23.62)%		2.82%	2.59%	(1.56)%	$1,162	351%

$110.25	13.54	%(d)	1.65%	1.65%	(0.94)%	$46,604	47	%(d)
$99.58	16.13%		1.78%	1.78%	(1.01)%	$31,567	331%
$87.02	10.53%		1.73%	1.73%	(1.23)%	$34,988	5%
$78.72	25.21%		1.65%	1.65%	(1.28)%	$44,608	62%
$64.66	14.74%		1.61%	1.61%	(1.16)%	$42,087	226%
$57.39	(14.17)%		1.63%	1.63%	(0.98)%	$132,788	758%

$95.61	12.94	%(d)	2.65%	2.65%	(1.94)%	$11,605	47	%(d)
$87.14	14.94%		2.77%	2.77%	(2.00)%	$5,496	331%
$77.09	9.41%		2.73%	2.73%	(2.23)%	$5,920	5%
$70.45	24.03%		2.65%	2.65%	(2.28)%	$4,806	62%
$58.59	13.63%		2.61%	2.61%	(2.16)%	$4,981	226%
$52.61	(15.09)%		2.63%	2.63%	(1.98)%	$6,488	758%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Annualized for periods less than one year.

(c)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)          Not annualized for periods less than one year.

(e)           Amount is less than 0.5%

See accompanying notes to the financial statements.

214 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized			Net
	Value,	Investment	Gains	Total from	Net	Realized
	Beginning	Income	(Losses) on	Investment	Investment	Gains on	Total
	of Period	(Loss)(a)	Investments	Activities	Income	Investments	Distributions
Large-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$49.97	0.15	1.46	1.61	(0.82)	(2.19)	(3.01)
Year Ended July 31, 2013	$39.48	0.38	10.56	10.94	(0.33)	(0.12)	(0.45)
Year Ended July 31, 2012	$37.34	0.29	1.85	2.14	—	—	—
Year Ended July 31, 2011	$33.04	0.24	4.06	4.30	—	—	—
Year Ended July 31, 2010	$29.69	0.20	3.45	3.65	(0.30)	—	(0.30)
Year Ended July 31, 2009	$40.45	0.50	(10.77)	(10.27)	(0.49)	—	(0.49)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$46.63	(0.09)	1.33	1.24	(0.29)	(2.19)	(2.48)
Year Ended July 31, 2013	$36.91	(0.03)	9.87	9.84	—	(0.12)	(0.12)
Year Ended July 31, 2012	$35.26	(0.07)	1.72	1.65	—	—	—
Year Ended July 31, 2011	$31.51	(0.11)	3.86	3.75	—	—	—
Year Ended July 31, 2010	$28.41	(0.12)	3.29	3.17	(0.07)	—	(0.07)
Year Ended July 31, 2009	$38.61	0.23	(10.29)	(10.06)	(0.14)	—	(0.14)
Large-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$52.80	(0.02)	4.36	4.34	—	(2.28)	(2.28)
Year Ended July 31, 2013	$44.90	0.12	7.99	8.11	(0.21)	—	(0.21)
Year Ended July 31, 2012	$41.50	0.06	3.34	3.40	—	—	—
Year Ended July 31, 2011	$34.14	(0.01)	7.37	7.36	—	—	—
Year Ended July 31, 2010	$30.91	(0.07)	3.30	3.23	—	—	—
Year Ended July 31, 2009	$37.89	(0.04)	(6.94)	(6.98)	—	—	—
Service Class
Six Months Ended January 31, 2014 (unaudited)	$47.71	(0.27)	3.94	3.67	—	(2.28)	(2.28)
Year Ended July 31, 2013	$40.81	(0.32)	7.22	6.90	—	—	—
Year Ended July 31, 2012	$38.09	(0.33)	3.05	2.72	—	—	—
Year Ended July 31, 2011	$31.65	(0.37)	6.81	6.44	—	—	—
Year Ended July 31, 2010	$28.95	(0.39)	3.09	2.70	—	—	—
Year Ended July 31, 2009	$35.84	(0.32)	(6.57)	(6.89)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net						Net
Asset					Net	Assets,
Value,					Investment	End of	Portfolio
End of	Total		Gross	Net	Income	Period	Turnover
Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

$48.57	3.14	%(d)	1.91%	1.86%	0.60%	$13,193	235	%(d)
$49.97	27.98%		1.76%	1.75%	0.87%	$23,658	428%
$39.48	5.73%		1.80%	1.73%	0.76%	$37,980	452%
$37.34	13.01%		1.89%	1.73%	0.67%	$13,920	733%
$33.04	12.28%		2.23%	1.71%	0.61%	$13,096	1,214%
$29.69	(25.30)%		1.88%	1.79%	1.77%	$5,142	919%

$45.39	2.60	%(d)	2.91%	2.86%	(0.40)%	$2,616	235	%(d)
$46.63	26.73%		2.76%	2.75%	(0.13)%	$4,522	428%
$36.91	4.68%		2.80%	2.73%	(0.24)%	$4,778	452%
$35.26	11.90%		2.89%	2.73%	(0.33)%	$3,280	733%
$31.51	11.14%		3.23%	2.71%	(0.39)%	$1,157	1,214%
$28.41	(26.04)%		2.88%	2.79%	0.77%	$2,390	919%

$54.86	8.26	%(d)	1.96%	1.96%	(0.08)%	$24,758	369	%(d)
$52.80	18.14%		1.81%	1.81%	0.26%	$16,811	596%
$44.90	8.19%		1.74%	1.72%	0.13%	$44,257	413%
$41.50	21.56%		1.91%	1.73%	(0.04)%	$32,436	453%
$34.14	10.45%		1.99%	1.85%	(0.20)%	$5,344	460%
$30.91	(18.42)%		1.95%	1.95%	(0.16)%	$22,507	483%

$49.10	7.75	%(d)	2.96%	2.96%	(1.08)%	$5,356	369	%(d)
$47.71	16.91%		2.81%	2.81%	(0.74)%	$3,677	596%
$40.81	7.14%		2.74%	2.72%	(0.87)%	$3,915	413%
$38.09	20.31%		2.91%	2.73%	(1.04)%	$3,900	453%
$31.65	9.36%		2.99%	2.85%	(1.20)%	$3,220	460%
$28.95	(19.22)%		2.95%	2.95%	(1.16)%	$3,080	483%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Annualized for periods less than one year.

(c)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)          Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 215

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
			Net
			Realized
			and
	Net Asset	Net	Unrealized
	Value,	Investment	Gains	Total from	Net
	Beginning	Income	(Losses) on	Investment	Investment	Total
	of Period	(Loss)(a)	Investments	Activities	Income	Distributions
Mid-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$59.19	(0.09)	3.69	3.60	—	—
Year Ended July 31, 2013	$44.62	0.21	14.41	14.62	(0.05)	(0.05)
Year Ended July 31, 2012	$44.21	0.06	0.35	0.41	—	—
Year Ended July 31, 2011	$37.59	0.01	6.61	6.62	—	—
Year Ended July 31, 2010	$31.67	0.06	6.28	6.34	(0.42)	(0.42)
Year Ended July 31, 2009	$40.93	0.23	(9.49)	(9.26)	—	—
Service Class
Six Months Ended January 31, 2014 (unaudited)	$53.00	(0.36)	3.32	2.96	—	—
Year Ended July 31, 2013	$40.32	(0.25)	12.93	12.68	—	—
Year Ended July 31, 2012	$40.35	(0.34)	0.31	(0.03)	—	—
Year Ended July 31, 2011	$34.65	(0.40)	6.10	5.70	—	—
Year Ended July 31, 2010	$29.30	(0.27)	5.77	5.50	(0.15)	(0.15)
Year Ended July 31, 2009	$38.25	(0.05)	(8.90)	(8.95)	—	—
Mid-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$58.12	(0.28)	4.13	3.85	—	—
Year Ended July 31, 2013	$45.31	(0.24)	13.05	12.81	—	—
Year Ended July 31, 2012	$46.41	(0.44)	(0.66)	(1.10)	—	—
Year Ended July 31, 2011	$35.86	(0.42)	10.97	10.55	—	—
Year Ended July 31, 2010	$29.72	(0.33)	6.47	6.14	—	—
Year Ended July 31, 2009	$37.81	(0.26)	(7.83)	(8.09)	—	—
Service Class
Six Months Ended January 31, 2014 (unaudited)	$51.38	(0.55)	3.67	3.12	—	—
Year Ended July 31, 2013	$40.44	(0.70)	11.64	10.94	—	—
Year Ended July 31, 2012	$41.82	(0.84)	(0.54)	(1.38)	—	—
Year Ended July 31, 2011	$32.63	(0.82)	10.01	9.19	—	—
Year Ended July 31, 2010	$27.33	(0.64)	5.94	5.30	—	—
Year Ended July 31, 2009	$35.10	(0.52)	(7.25)	(7.77)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net						Net
Asset					Net	Assets,
Value,					Investment	End of	Portfolio
End of	Total		Gross	Net	Income	Period	Turnover
Period	Return		Expenses(b)	Expenses(b)	(Loss)(b)	(000’s)	Rate(c)

$62.79	6.08	%(d)	2.00%	1.78%	(0.29)%	$19,169	391	%(d)
$59.19	32.80%		1.99%	1.77%	0.41%	$21,421	676%
$44.62	0.93%		2.29%	1.73%	0.15%	$3,670	597%
$44.21	17.61%		1.84%	1.73%	0.02%	$15,621	678%
$37.59	20.03%		1.93%	1.70%	0.17%	$14,273	849%
$31.67	(22.62)%		1.91%	1.80%	0.78%	$6,832	722%

$55.96	5.58	%(d)	3.00%	2.78%	(1.29)%	$6,231	391	%(d)
$53.00	31.45%		2.99%	2.77%	(0.59)%	$4,589	676%
$40.32	(0.10)%		3.29%	2.73%	(0.85)%	$895	597%
$40.35	16.45%		2.84%	2.73%	(0.98)%	$2,871	678%
$34.65	18.83%		2.93%	2.70%	(0.83)%	$1,118	849%
$29.30	(23.40)%		2.91%	2.80%	(0.22)%	$1,804	722%

$61.97	6.62	%(d)	1.90%	1.78%	(0.95)%	$23,250	421	%(d)
$58.12	28.27%		1.89%	1.76%	(0.48)%	$11,152	642%
$45.31	(2.39)%		2.21%	1.73%	(1.01)%	$12,925	540%
$46.41	29.45%		1.78%	1.78%	(0.98)%	$24,923	426%
$35.86	20.66%		1.94%	1.86%	(0.98)%	$6,858	629%
$29.72	(21.40)%		1.71%	1.71%	(0.98)%	$15,656	743%

$54.50	6.07	%(d)	2.90%	2.78%	(1.95)%	$7,343	421	%(d)
$51.38	27.05%		2.89%	2.76%	(1.48)%	$4,431	642%
$40.44	(3.32)%		3.21%	2.73%	(2.01)%	$2,785	540%
$41.82	28.16%		2.77%	2.77%	(1.97)%	$7,452	426%
$32.63	19.43%		2.94%	2.86%	(1.98)%	$6,079	629%
$27.33	(22.14)%		2.71%	2.71%	(1.98)%	$4,486	743%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Annualized for periods less than one year.

(c)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)          Not annualized for periods less than one year.

See accompanying notes to the financial statements.

216 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$60.00	(0.05)	4.72	4.67	—	—	—
Year Ended July 31, 2013	$44.52	0.01	15.48	15.49	(0.01)	—	(0.01)
Year Ended July 31, 2012	$43.55	(0.07)	1.04	0.97	—	—	—
Year Ended July 31, 2011	$37.15	(0.18)	6.52	6.34	—	—	—
Year Ended July 31, 2010	$32.22	(0.12)	5.08	4.96	—	(0.03)	(0.03)
Year Ended July 31, 2009	$40.92	0.20	(8.60)	(8.40)	(0.30)	—	(0.30)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$53.66	(0.33)	4.19	3.86	—	—	—
Year Ended July 31, 2013	$40.19	(0.46)	13.93	13.47	—	—	—
Year Ended July 31, 2012	$39.73	(0.47)	0.93	0.46	—	—	—
Year Ended July 31, 2011	$34.23	(0.57)	6.01	5.44	—	—	—
Year Ended July 31, 2010	$29.99	(0.46)	4.73	4.27	—	(0.03)	(0.03)
Year Ended July 31, 2009	$38.09	(0.10)	(8.00)	(8.10)	—	—	—
Small-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$60.56	(0.30)	5.87	5.57	—	—	—
Year Ended July 31, 2013	$46.62	(0.41)	14.35	13.94	—	—	—
Year Ended July 31, 2012	$45.77	(0.32)	1.17	0.85	—	—	—
Year Ended July 31, 2011	$35.91	(0.27)	10.08	9.81	—	—	—
Year Ended July 31, 2010	$30.51	(0.33)	5.73	5.40	—	—	—
Year Ended July 31, 2009	$39.16	(0.28)	(8.37)	(8.65)	—	—	—
Service Class
Six Months Ended January 31, 2014 (unaudited)	$53.76	(0.59)	5.22	4.63	—	—	—
Year Ended July 31, 2013	$41.80	(0.88)	12.84	11.96	—	—	—
Year Ended July 31, 2012	$41.44	(0.73)	1.09	0.36	—	—	—
Year Ended July 31, 2011	$32.83	(0.67)	9.23	8.56	—	—	—
Year Ended July 31, 2010	$28.19	(0.65)	5.29	4.64	—	—	—
Year Ended July 31, 2009	$36.54	(0.55)	(7.80)	(8.35)	—	—	—

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

—		$64.67	7.78	%(d)	1.64%	1.64%	(0.15)%	$118,001	152	%(d)
—		$60.00	34.81%		1.97%	1.76%	0.03%	$34,020	674%
—		$44.52	2.23%		2.05%	1.73%	(0.15)%	$27,367	758%
0.06	(e)	$43.55	17.23	%(e)	1.96%	1.73%	(0.43)%	$6,100	877%
—		$37.15	15.39%		1.92%	1.71%	(0.33)%	$6,416	859%
—		$32.22	(20.45)%		1.83%	1.53%	0.56%	$20,762	841%

—		$57.52	7.19	%(d)	2.64%	2.64%	(1.15)%	$3,966	152	%(d)
—		$53.66	33.52%		2.97%	2.76%	(0.97)%	$9,081	674%
—		$40.19	1.13%		3.05%	2.73%	(1.15)%	$2,876	758%
0.06	(e)	$39.73	16.10	%(e)	2.96%	2.73%	(1.43)%	$2,748	877%
—		$34.23	14.23%		2.92%	2.71%	(1.33)%	$713	859%
—		$29.99	(21.27)%		2.83%	2.53%	(0.44)%	$1,493	841%

—		$66.13	9.20	%(d)	1.81%	1.78%	(0.93)%	$9,512	318	%(d)
—		$60.56	29.90%		2.04%	1.77%	(0.79)%	$20,695	614%
—		$46.62	1.86%		2.27%	1.73%	(0.75)%	$6,148	499%
0.05	(f)	$45.77	27.46	%(f)	1.78%	1.73%	(0.64)%	$19,724	530%
—		$35.91	17.70%		2.06%	1.71%	(0.99)%	$30,643	622%
—		$30.51	(22.09)%		2.12%	1.60%	(0.97)%	$11,346	1,070%

—		$58.39	8.61	%(d)	2.81%	2.78%	(1.93)%	$4,297	318	%(d)
—		$53.76	28.61%		3.04%	2.77%	(1.79)%	$3,959	614%
—		$41.80	0.84%		3.27%	2.73%	(1.75)%	$2,712	499%
0.05	(f)	$41.44	26.22	%(f)	2.78%	2.73%	(1.64)%	$7,105	530%
—		$32.83	16.50%		3.06%	2.71%	(1.99)%	$2,873	622%
—		$28.19	(22.85)%		3.12%	2.60%	(1.97)%	$2,725	1,070%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.06 to the net asset value and 0.16% to the total return. Without this contribution, the net asset value and the total return would have been lower.

(f)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.05 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and the total return would have been lower.

See accompanying notes to the financial statements.

Financial Highlights :: 217

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions
Europe 30 ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$13.91	0.06	1.30	1.36	(0.13)	—		—	(0.13)
Year Ended July 31, 2013	$11.52	0.15	2.24	2.39	—	—		—	—
Year Ended July 31, 2012	$14.56	0.32	(2.02)	(1.70)	(1.34)	—		—	(1.34)
Year Ended July 31, 2011	$12.67	0.37	1.52	1.89	—	—		—	—
Year Ended July 31, 2010	$12.41	0.05	0.36	0.41	(0.15)	—		—	(0.15)
Year Ended July 31, 2009	$17.36	0.27	(4.79)	(4.52)	(0.16)	—	(e)	(0.27)	(0.43)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$14.27	(0.02)	1.34	1.32	(0.02)	—		—	(0.02)
Year Ended July 31, 2013	$11.94	0.02	2.31	2.33	—	—		—	—
Year Ended July 31, 2012	$14.69	0.19	(2.01)	(1.82)	(0.93)	—		—	(0.93)
Year Ended July 31, 2011	$12.89	0.22	1.58	1.80	—	—		—	—
Year Ended July 31, 2010	$12.69	(0.08)	0.35	0.27	(0.07)	—		—	(0.07)
Year Ended July 31, 2009	$17.64	0.15	(4.83)	(4.68)	—	—		(0.27)	(0.27)
UltraBull ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$68.70	(0.12)	8.27	8.15	—	—		—	—
Year Ended July 31, 2013	$45.83	(0.16)	23.03	22.87	—	—		—	—
Year Ended July 31, 2012	$41.98	(0.25)	4.10)	3.85	—	—		—	—
Year Ended July 31, 2011	$31.01	(0.23)	11.20	10.97	—	—		—	—
Year Ended July 31, 2010	$25.59	(0.16)	5.58	5.42	—	—		—	—
Year Ended July 31, 2009	$50.82	0.10	(25.16)	(25.06)	(0.16)	(0.01)		—	(0.17)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$60.47	(0.43)	7.28	6.85	—	—		—	—
Year Ended July 31, 2013	$40.75	(0.66)	20.38	19.72	—	—		—	—
Year Ended July 31, 2012	$37.67	(0.62)	3.70	3.08	—	—		—	—
Year Ended July 31, 2011	$28.10	(0.59)	10.16	9.57	—	—		—	—
Year Ended July 31, 2010	$23.42	(0.44)	5.12	4.68	—	—		—	—
Year Ended July 31, 2009	$46.70	(0.12)	(23.12)	(23.24)	(0.04)	—		—	(0.04)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$15.14	9.84	%(d)	1.72%	1.72%	0.73%	$17,266	304	%(d)
$13.91	20.75%		1.84%	1.81%	1.15%	$6,143	719%
$11.52	(11.48)%		3.13%	1.91%	2.50%	$3,771	2,739%
$14.56	14.92%		1.73%	1.73%	2.57%	$7,386	1,579%
$12.67	3.22%		1.86%	1.75%	0.40%	$11,109	1,107%
$12.41	(25.49)%		2.03%	1.94%	2.32%	$8,034	2,221%

$15.57	9.25	%(d)	2.72%	2.72%	(0.27)%	$2,570	304	%(d)
$14.27	19.51%		2.84%	2.81%	0.15%	$3,086	719%
$11.94	(12.32)%		4.13%	2.91%	1.50%	$2,408	2,739%
$14.69	13.88%		2.73%	2.73%	1.57%	$296	1,579%
$12.89	2.16%		2.86%	2.75%	(0.60)%	$1,610	1,107%
$12.69	(26.16)%		3.03%	2.94%	1.32%	$1,581	2,221%

$76.85	11.86	%(d)	1.57%	1.57%	(0.32)%	$103,157	304	%(d)
$68.70	49.90%		1.69%	1.69%	(0.29)%	$72,957	947%
$45.83	9.17%		1.70%	1.70%	(0.62)%	$76,941	265%
$41.98	35.38%		1.62%	1.62%	(0.61)%	$101,927	450%
$31.01	21.18%		1.65%	1.65%	(0.53)%	$97,062	741%
$25.59	(49.27)%		1.65%	1.65%	0.40%	$61,531	697%

$67.32	11.33	%(d)	2.57%	2.57%	(1.32)%	$15,055	304	%(d)
$60.47	48.39%		2.69%	2.69%	(1.29)%	$19,384	947%
$40.75	8.15%		2.70%	2.70%	(1.62)%	$3,392	265%
$37.67	34.09%		2.62%	2.62%	(1.61)%	$6,218	450%
$28.10	19.98%		2.65%	2.65%	(1.53)%	$4,551	741%
$23.42	(49.77)%		2.65%	2.65%	(0.60)%	$5,752	697%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

218 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraMid-Cap ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$67.54	(0.28)	9.00	8.72	—	—
Year Ended July 31, 2013	$39.87	(0.37)	28.04	27.67	—	—
Year Ended July 31, 2012	$43.36	(0.34)	(3.15)	(3.49)	—	—
Year Ended July 31, 2011	$28.74	(0.44)	15.06	14.62	—	—
Year Ended July 31, 2010	$20.59	(0.22)	8.37	8.15	— (e)	— (e)
Year Ended July 31, 2009	$42.88	(0.09)	(22.19)	(22.28)	(0.01)	(0.01)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$60.15	(0.60)	8.01	7.41	—	—
Year Ended July 31, 2013	$35.87	(0.84)	25.12	24.28	—	—
Year Ended July 31, 2012	$39.41	(0.69)	(2.85)	(3.54)	—	—
Year Ended July 31, 2011	$26.38	(0.81)	13.84	13.03	—	—
Year Ended July 31, 2010	$19.09	(0.47)	7.76	7.29	—	—
Year Ended July 31, 2009	$40.09	(0.27)	(20.73)	(21.00)	—	—
UltraSmall-Cap ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$30.67	(0.17)	5.14	4.97	—	—
Year Ended July 31, 2013	$17.46	(0.15)	13.36	13.21	—	—
Year Ended July 31, 2012	$19.88	(0.20)	(2.22)	(2.42)	—	—
Year Ended July 31, 2011	$13.64	(0.25)	6.49	6.24	—	—
Year Ended July 31, 2010	$10.53	(0.16)	3.27	3.11	—	—
Year Ended July 31, 2009	$23.26	(0.07)	(12.65)	(12.72)	(0.01)	(0.01)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$26.95	(0.32)	4.52	4.20	—	—
Year Ended July 31, 2013	$15.50	(0.35)	11.80	11.45	—	—
Year Ended July 31, 2012	$17.84	(0.35)	(1.99)	(2.34)	—	—
Year Ended July 31, 2011	$12.36	(0.41)	5.89	5.48	—	—
Year Ended July 31, 2010	$9.64	(0.28)	3.00	2.72	—	—
Year Ended July 31, 2009	$21.53	(0.17)	(11.72)	(11.89)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$76.26	12.91	%(d)	1.58%	1.58%	(0.77)%	$67,988	7	%(d)
$67.54	69.40%		1.69%	1.69%	(0.70)%	$57,274	50%
$39.87	(8.05)%		1.81%	1.81%	(0.92)%	$26,102	12%
$43.36	50.87%		1.64%	1.64%	(1.06)%	$63,175	82%
$28.74	39.60%		1.68%	1.68%	(0.76)%	$31,639	329%
$20.59	(51.97)%		1.76%	1.76%	(0.44)%	$28,094	469%

$67.56	12.32	%(d)	2.58%	2.58%	(1.77)%	$1,224	7	%(d)
$60.15	67.69%		2.69%	2.69%	(1.70)%	$2,315	50%
$35.87	(8.98)%		2.81%	2.81%	(1.92)%	$1,579	12%
$39.41	49.39%		2.64%	2.64%	(2.06)%	$2,032	82%
$26.38	38.19%		2.68%	2.68%	(1.76)%	$2,535	329%
$19.09	(52.38)%		2.76%	2.76%	(1.44)%	$1,862	469%

$35.64	16.20	%(d)	1.66%	1.66%	(0.98)%	$68,501	3	%(d)
$30.67	75.66%		1.81%	1.81%	(0.67)%	$46,231	149%
$17.46	(12.17)%		1.90%	1.89%	(1.21)%	$26,715	33%
$19.88	45.75%		1.70%	1.70%	(1.31)%	$48,580	102%
$13.64	29.53%		1.77%	1.76%	(1.23)%	$39,627	118%
$10.53	(54.70)%		1.80%	1.80%	(0.73)%	$26,338	203%

$31.15	15.58	%(d)	2.66%	2.66%	(1.98)%	$4,297	3	%(d)
$26.95	73.87%		2.81%	2.81%	(1.67)%	$3,104	149%
$15.50	(13.12)%		2.90%	2.89%	(2.21)%	$760	33%
$17.84	44.34%		2.69%	2.69%	(2.30)%	$2,366	102%
$12.36	28.22%		2.77%	2.76%	(2.23)%	$1,939	118%
$9.64	(55.23)%		2.80%	2.80%	(1.73)%	$1,933	203%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 219

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraDow 30 ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$49.33	(0.06)	1.49	1.43	—	—
Year Ended July 31, 2013	$34.23	(0.07)	15.17	15.10	—	—
Year Ended July 31, 2012	$30.34	(0.24)	4.13	3.89	—	—
Year Ended July 31, 2011	$22.39	(0.21)	8.16	7.95	—	—
Year Ended July 31, 2010	$17.35	(0.09)	5.13	5.04	— (g)	— (g)
Year Ended July 31, 2009	$31.25	0.05	(14.16)	(14.11)	(0.18)	(0.18)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$45.49	(0.30)	1.36	1.06	—	—
Year Ended July 31, 2013	$31.88	(0.45)	14.06	13.61	—	—
Year Ended July 31, 2012	$28.55	(0.52)	3.85	3.33	—	—
Year Ended July 31, 2011	$21.28	(0.48)	7.75	7.27	—	—
Year Ended July 31, 2010	$16.64	(0.30)	4.94	4.64	—	—
Year Ended July 31, 2009	$29.98	(0.10)	(13.59)	(13.69)	(0.04)	(0.04)
UltraNASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$47.64	(0.22)	14.03	13.81	—	—
Year Ended July 31, 2013	$35.25	(0.20)	12.59	12.39	—	—
Year Ended July 31, 2012	$29.88	(0.32)	5.69	5.37	—	—
Year Ended July 31, 2011	$19.15	(0.26)	10.99	10.73	—	—
Year Ended July 31, 2010	$14.84	(0.20)	4.51	4.31	—	—
Year Ended July 31, 2009	$24.40	(0.12)	(9.44)	(9.56)	—	—
Service Class
Six Months Ended January 31, 2014 (unaudited)	$41.41	(0.48)	12.22	11.74	—	—
Year Ended July 31, 2013	$30.95	(0.54)	11.00	10.46	—	—
Year Ended July 31, 2012	$26.48	(0.59)	5.06	4.47	—	—
Year Ended July 31, 2011	$17.14	(0.49)	9.83	9.34	—	—
Year Ended July 31, 2010	$13.40	(0.37)	4.11	3.74	—	—
Year Ended July 31, 2009	$22.28	(0.24)	(8.64)	(8.88)	—	—

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

—		$50.76	2.90	%(d)	1.82%	1.78%	(0.24)%	$27,910	50	%(d)
—		$49.33	44.11%		2.02%	1.76%	(0.18)%	$20,629	444	%(e)
—		$34.23	12.82%		2.00%	1.73%	(0.78)%	$13,694	—
—		$30.34	35.51%		1.78%	1.72%	(0.74)%	$18,046	—	(f)
—		$22.39	29.07%		1.79%	1.75%	(0.42)%	$9,690	181%
0.39	(h)	$17.35	(43.87	)%(h)	1.84%	1.84%	0.33%	$13,891	230%

—		$46.55	2.33	%(d)	2.82%	2.78%	(1.24)%	$1,682	50	%(d)
—		$45.49	42.69%		3.01%	2.75%	(1.17)%	$1,432	444	%(e)
—		$31.88	11.62%		2.99%	2.72%	(1.77)%	$1,971	—
—		$28.55	34.21%		2.78%	2.72%	(1.74)%	$1,951	—	(f)
—		$21.28	27.88%		2.79%	2.75%	(1.42)%	$5,297	181%
0.39	(h)	$16.64	(44.37	)%(h)	2.84%	2.84%	(0.67)%	$2,295	230%

—		$61.45	28.99	%(d)	1.58%	1.58%	(0.78)%	$193,985	3	%(d)
—		$47.64	35.15%		1.68%	1.68%	(0.50)%	$147,043	13%
—		$35.25	17.97%		1.73%	1.73%	(1.04)%	$122,625	5%
—		$29.88	56.03%		1.61%	1.61%	(1.02)%	$121,051	34%
—		$19.15	29.04%		1.62%	1.62%	(1.09)%	$114,365	31%
—		$14.84	(39.18)%		1.61%	1.61%	(0.99)%	$104,317	338%

—		$53.15	28.35	%(d)	2.58%	2.58%	(1.78)%	$64,602	3	%(d)
—		$41.41	33.80%		2.68%	2.68%	(1.50)%	$5,073	13%
—		$30.95	16.84%		2.73%	2.73%	(2.04)%	$5,450	5%
—		$26.48	54.55%		2.61%	2.61%	(2.02)%	$5,684	34%
—		$17.14	27.91%		2.62%	2.62%	(2.09)%	$8,268	31%
—		$13.40	(39.86)%		2.61%	2.61%	(1.99)%	$5,274	338%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	The portfolio turnover rate significantly increased due to there being sales and purchases of equity securities during the year.
(f)	The portfolio turnover rate significantly decreased due to there being no sales or purchases of equity securities during the year.
(g)	Amount is less than $0.005.
(h)

The amounts include a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio. The contribution represented $0.39 to the net asset value and 2.26% to the total return. Without this contribution, the net asset value and total return would have been lower.

See accompanying notes to the financial statements.

220 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraInternational ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$14.16	(0.14)	1.63 (d)	1.49	—	—
Year Ended July 31, 2013	$9.65	(0.20)	4.71	4.51	—	—
Year Ended July 31, 2012	$14.14	(0.19)	(4.30)	(4.49)	—	—
Year Ended July 31, 2011	$11.21	(0.22)	3.15	2.93	—	—
Year Ended July 31, 2010	$11.14	(0.21)	0.28	0.07	—	—
Year Ended July 31, 2009	$25.09	(0.12)	(13.81)	(13.93)	(0.09)	(0.09)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$13.43	(0.22)	1.56 (d)	1.34	—	—
Year Ended July 31, 2013	$9.24	(0.32)	4.51	4.19	—	—
Year Ended July 31, 2012	$13.68	(0.29)	(4.15)	(4.44)	—	—
Year Ended July 31, 2011	$10.96	(0.36)	3.08	2.72	—	—
Year Ended July 31, 2010	$11.00	(0.33)	0.29	(0.04)	—	—
Year Ended July 31, 2009	$24.77	(0.23)	(13.61)	(13.84)	—	—
UltraEmerging Markets ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$9.52	(0.02)	(0.72)	(0.74)	(0.01)	(0.01)
Year Ended July 31, 2013	$10.92	0.01	(1.40)	(1.39)	(0.01)	(0.01)
Year Ended July 31, 2012	$16.60	0.03	(5.68)	(5.65)	(0.03)	(0.03)
Year Ended July 31, 2011	$14.53	0.05	2.02	2.07	—	—
Year Ended July 31, 2010	$12.30	(0.04)	2.27	2.23	—	—
Year Ended July 31, 2009	$29.73	0.05	(17.21)	(17.16)	(0.27)	(0.27)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$9.23	(0.07)	(0.69)	(0.76)	—	—
Year Ended July 31, 2013	$10.70	(0.10)	(1.37)	(1.47)	—	—
Year Ended July 31, 2012	$16.38	(0.10)	(5.58)	(5.68)	—	—
Year Ended July 31, 2011	$14.48	(0.12)	2.02	1.90	—	—
Year Ended July 31, 2010	$12.37	(0.18)	2.29	2.11	—	—
Year Ended July 31, 2009	$29.09	(0.05)	(16.67)	(16.72)	— (h)	— (h)

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

—		$15.65	10.52	%(e)	1.75%	1.75%	(1.73)%	$53,061	—
—		$14.16	46.74%		1.67%	1.67%	(1.59)%	$5,841	—
—		$9.65	(31.75)%		1.88%	1.88%	(1.81)%	$30,135	—
—		$14.14	26.14%		1.66%	1.63%	(1.56)%	$23,935	1,297	%(f)
—		$11.21	0.63%		1.87%	1.73%	(1.66)%	$10,496	—
0.07	(g)	$11.14	(55.14	)%(g)	1.84%	1.84%	(1.29)%	$19,350	—

—		$14.77	9.98	%(e)	2.75%	2.75%	(2.73)%	$354	—
—		$13.43	45.35%		2.67%	2.67%	(2.59)%	$389	—
—		$9.24	(32.46)%		2.88%	2.88%	(2.81)%	$260	—
—		$13.68	24.82%		2.66%	2.63%	(2.56)%	$639	1,297	%(f)
—		$10.96	(0.36)%		2.87%	2.73%	(2.66)%	$1,245	—
0.07	(g)	$11.00	(55.59	)%(g)	2.84%	2.84%	(2.29)%	$2,355	—

—		$8.77	(7.80	)%(e)	1.79%	1.79%	(0.33)%	$19,900	153	%(e)
—		$9.52	(12.74)%		1.82%	1.82%	0.12%	$15,469	122%
—		$10.92	(34.06)%		1.72%	1.72%	0.20%	$27,680	190%
—		$16.60	14.32%		1.66%	1.66%	0.28%	$46,541	137%
—		$14.53	18.13%		1.63%	1.63%	(0.24)%	$63,667	134%
—		$12.30	(57.03)%		1.61%	1.61%	0.48%	$88,047	50%

—		$8.47	(8.23	)%(e)	2.79%	2.79%	(1.33)%	$502	153	%(e)
—		$9.23	(13.74)%		2.82%	2.82%	(0.88)%	$2,888	122%
—		$10.70	(34.68)%		2.72%	2.72%	(0.80)%	$1,373	190%
—		$16.38	13.12%		2.66%	2.66%	(0.72)%	$4,126	137%
—		$14.48	17.06%		2.63%	2.63%	(1.24)%	$6,993	134%
—		$12.37	(57.48)%		2.61%	2.61%	(0.52)%	$7,368	50%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of long-term instruments.
(g)

The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.07 to the net asset value and 0.99% to the total return. Without this contribution, the net asset value and total return would have been lower.

(h)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 221

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraLatin America ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$6.50	0.01	(1.31)	(1.30)	(0.01)	—	(0.01)
Year Ended July 31, 2013	$8.71	0.02	(2.17)	(2.15)	(0.06)	—	(0.06)
Year Ended July 31, 2012	$13.16	0.09	(4.39)	(4.30)	(0.15)	—	(0.15)
Year Ended July 31, 2011	$11.15	0.07	2.01	2.08	(0.07)	—	(0.07)
Year Ended July 31, 2010	$7.99	0.06	3.12	3.18	(0.02)	—	(0.02)
Year Ended July 31, 2009	$27.80	0.03	(19.79)	(19.76)	(0.05)	—	(0.05)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$6.39	(0.03)	(1.27)	(1.30)	—	—	—
Year Ended July 31, 2013	$8.59	(0.07)	(2.13)	(2.20)	—	—	—
Year Ended July 31, 2012	$12.93	(0.01)	(4.30)	(4.31)	(0.03)	—	(0.03)
Year Ended July 31, 2011	$11.01	(0.06)	1.98	1.92	—	—	—
Year Ended July 31, 2010	$7.95	(0.05)	3.11	3.06	—	—	—
Year Ended July 31, 2009	$27.66	(0.02)	(19.69)	(19.71)	— (e)	—	— (e)
UltraChina ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$8.67	(0.06)	1.92	1.86	—	—	—
Year Ended July 31, 2013	$6.39	(0.04)	2.32	2.28	—	—	—
Year Ended July 31, 2012	$12.84	0.01	(6.46)	(6.45)	—	—	—
Year Ended July 31, 2011	$10.46	(0.08)	2.57	2.49	—	(0.11)	(0.11)
Year Ended July 31, 2010	$9.92	(0.07)	0.61	0.54	— (e)	—	— (e)
Year Ended July 31, 2009	$19.09	0.01	(9.16)	(9.15)	(0.02)	—	(0.02)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$8.22	(0.11)	1.83	1.72	—	—	—
Year Ended July 31, 2013	$6.13	(0.11)	2.20	2.09	—	—	—
Year Ended July 31, 2012	$12.42	(0.06)	(6.23)	(6.29)	—	—	—
Year Ended July 31, 2011	$10.23	(0.21)	2.51	2.30	—	(0.11)	(0.11)
Year Ended July 31, 2010	$9.81	(0.17)	0.59	0.42	—	—	—
Year Ended July 31, 2009	$18.99	(0.05)	(9.13)	(9.18)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$5.19	(20.05	)%(d)	1.87%	1.87%	0.27%	$9,085	89	%(d)
$6.50	(24.88)%		1.85%	1.85%	0.25%	$12,069	68%
$8.71	(32.69)%		1.78%	1.78%	0.88%	$19,331	128%
$13.16	18.58%		1.66%	1.66%	0.50%	$30,002	88%
$11.15	39.78%		1.64%	1.64%	0.56%	$46,022	172%
$7.99	(70.90)%		1.80%	1.80%	0.53%	$41,757	654%

$5.09	(20.34	)%(d)	2.87%	2.87%	(0.73)%	$219	89	%(d)
$6.39	(25.61)%		2.85%	2.85%	(0.75)%	$532	68%
$8.59	(33.35)%		2.78%	2.78%	(0.12)%	$925	128%
$12.93	17.44%		2.66%	2.66%	(0.50)%	$2,150	88%
$11.01	38.32%		2.64%	2.64%	(0.44)%	$3,821	172%
$7.95	(71.20)%		2.80%	2.80%	(0.47)%	$5,301	654%

$10.53	21.45	%(d)	1.79%	1.79%	(1.06)%	$14,277	183	%(d)
$8.67	35.68%		1.91%	1.76%	(0.52)%	$9,993	202%
$6.39	(50.23)%		1.97%	1.73%	0.18%	$12,838	288%
$12.84	23.88%		1.77%	1.73%	(0.65)%	$19,688	216%
$10.46	5.45%		1.85%	1.71%	(0.72)%	$18,961	331%
$9.92	(47.79)%		1.89%	1.86%	0.17%	$52,400	349%

$9.94	20.92	%(d)	2.79%	2.79%	(2.06)%	$920	183	%(d)
$8.22	34.09%		2.91%	2.76%	(1.52)%	$871	202%
$6.13	(50.64)%		2.97%	2.73%	(0.82)%	$440	288%
$12.42	22.56%		2.77%	2.73%	(1.65)%	$836	216%
$10.23	4.28%		2.85%	2.71%	(1.72)%	$1,041	331%
$9.81	(48.34)%		2.89%	2.86%	(0.83)%	$3,754	349%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

222 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Net Realized Gains on Investments	Total Distributions
UltraJapan ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$12.49	(0.12)	1.19	1.07	—	—	—	—
Year Ended July 31, 2013	$5.60	(0.19)	6.77	6.58	—	—	—	—
Year Ended July 31, 2012	$7.75	(0.11)	(2.04)	(2.15)	—	—	—	—
Year Ended July 31, 2011	$7.82	(0.13)	0.06	(0.07)	—	—	—	—
Year Ended July 31, 2010	$10.33	(0.17)	(2.34)	(2.51)	—	—	—	—
Year Ended July 31, 2009	$24.74	(0.12)	(14.17)	(14.29)	(0.09)	(0.03)	—	(0.12)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$11.31	(0.19)	1.09	0.90	—	—	—	—
Year Ended July 31, 2013	$5.12	(0.29)	6.20	5.91	—	—	—	—
Year Ended July 31, 2012	$7.16	(0.16)	(1.88)	(2.04)	—	—	—	—
Year Ended July 31, 2011	$7.30	(0.21)	0.07	(0.14)	—	—	—	—
Year Ended July 31, 2010	$9.74	(0.26)	(2.18)	(2.44)	—	—	—	—
Year Ended July 31, 2009	$23.24	(0.21)	(13.29)	(13.50)	—	—	—	—
Bear ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$12.58	(0.10)	(0.87)	(0.97)	—	—	—	—
Year Ended July 31, 2013	$16.20	(0.24)	(3.38)	(3.62)	—	—	—	—
Year Ended July 31, 2012	$19.02	(0.31)	(2.51)	(2.82)	—	—	—	—
Year Ended July 31, 2011	$23.60	(0.34)	(4.24)	(4.58)	—	—	—	—
Year Ended July 31, 2010	$28.28	(0.38)	(4.30)	(4.68)	—	—	—	—
Year Ended July 31, 2009	$29.15	(0.37)	1.43	1.06	(0.07)	—	(1.86)	(1.93)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$12.35	(0.16)	(0.84)	(1.00)	—	—	—	—
Year Ended July 31, 2013	$16.08	(0.38)	(3.35)	(3.73)	—	—	—	—
Year Ended July 31, 2012	$19.07	(0.48)	(2.51)	(2.99)	—	—	—	—
Year Ended July 31, 2011	$23.90	(0.55)	(4.28)	(4.83)	—	—	—	—
Year Ended July 31, 2010	$28.92	(0.63)	(4.39)	(5.02)	—	—	—	—
Year Ended July 31, 2009	$30.02	(0.71)	1.47	0.76	—	—	(1.86)	(1.86)

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

—		$13.56	8.57	%(d)	1.74%	1.74%	(1.72)%	$55,719	—
0.31	(e)	$12.49	123.43	%(e)	1.82%	1.77%	(1.73)%	$54,890	—
—		$5.60	(27.87)%		2.01%	1.73%	(1.68)%	$12,021	—
—		$7.75	(0.90)%		1.91%	1.73%	(1.66)%	$15,737	1,297	%(f)
—		$7.82	(24.30)%		1.90%	1.79%	(1.73)%	$16,633	1,298	%(f)
—		$10.33	(57.68)%		1.84%	1.84%	(1.15)%	$25,137	—

—		$12.21	7.96	%(d)	2.74%	2.74%	(2.72)%	$1,095	—
0.28	(e)	$11.31	120.90	%(e)	2.82%	2.77%	(2.73)%	$1,030	—
—		$5.12	(28.59)%		3.01%	2.73%	(2.68)%	$315	—
—		$7.16	(1.78)%		2.91%	2.73%	(2.66)%	$235	1,297	%(f)
—		$7.30	(25.05)%		2.90%	2.79%	(2.73)%	$375	1,298	%(f)
—		$9.74	(58.09)%		2.84%	2.84%	(2.15)%	$797	—

—		$11.61	(7.71	)%(d)	1.71%	1.71%	(1.69)%	$37,153	—
—		$12.58	(22.35)%		1.75%	1.74%	(1.67)%	$33,157	—
—		$16.20	(14.87)%		1.75%	1.73%	(1.69)%	$28,690	—
—		$19.02	(19.36)%		1.74%	1.74%	(1.64)%	$57,483	1,297%
—		$23.60	(16.55)%		1.65%	1.65%	(1.56)%	$94,598	1,300	%(f)
—		$28.28	2.26%		1.68%	1.68%	(1.09)%	$74,982	—

—		$11.35	(8.10	)%(d)	2.71%	2.71%	(2.69)%	$9,619	—
—		$12.35	(23.20)%		2.77%	2.76%	(2.69)%	$10,954	—
—		$16.08	(15.68)%		2.73%	2.71%	(2.67)%	$10,178	—
—		$19.07	(20.21)%		2.74%	2.74%	(2.64)%	$3,503	1,297%
—		$23.90	(17.36)%		2.65%	2.65%	(2.56)%	$3,332	1,300	%(f)
—		$28.92	1.24%		2.68%	2.68%	(2.09)%	$2,308	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Annualized for periods less than one year.

(c)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)          Not annualized for periods less than one year.

(e)           The amounts include a voluntary capital contribution from the Advisor. The contribution represented $0.31 and $0.28 to the net asset value of the Investor Class and Service Class, respectively, and 3.79% to the total return of both Investor Class and Service Class. Without this contribution, the net asset value and total return would have been lower.

(f)            The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 223

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Short Small-Cap ProFund(d)
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$26.65	(0.20)	(2.56)	(2.76)	—	—
Year Ended July 31, 2013	$37.80	(0.55)	(10.60)	(11.15)	—	—
Year Ended July 31, 2012	$43.45	(0.70)	(4.95)	(5.65)	—	—
Year Ended July 31, 2011	$57.95	(0.80)	(13.70)	(14.50)	—	—
Year Ended July 31, 2010	$75.30	(1.15)	(16.20)	(17.35)	—	—
Year Ended July 31, 2009	$82.00	(1.10)	(4.20)	(5.30)	(1.40)	(1.40)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$27.20	(0.35)	(2.57)	(2.92)	—	—
Year Ended July 31, 2013	$38.95	(0.90)	(10.85)	(11.75)	—	—
Year Ended July 31, 2012	$45.10	(1.15)	(5.00)	(6.15)	—	—
Year Ended July 31, 2011	$60.70	(1.30)	(14.30)	(15.60)	—	—
Year Ended July 31, 2010	$79.80	(1.85)	(17.25)	(19.10)	—	—
Year Ended July 31, 2009	$86.50	(2.05)	(4.65)	(6.70)	—	—
Short NASDAQ-100 ProFund(d)
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$27.80	(0.20)	(3.95)	(4.15)	—	—
Year Ended July 31, 2013	$34.70	(0.55)	(6.35)	(6.90)	—	—
Year Ended July 31, 2012	$42.65	(0.65)	(7.30)	(7.95)	—	—
Year Ended July 31, 2011	$57.10	(0.75)	(13.70)	(14.45)	—	—
Year Ended July 31, 2010	$70.80	(1.00)	(12.70)	(13.70)	—	—
Year Ended July 31, 2009	$76.45	(1.25)	(11.30)	(12.55)	(0.30)	(0.30)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$26.50	(0.35)	(3.72)	(4.07)	—	—
Year Ended July 31, 2013	$33.45	(0.85)	(6.10)	(6.95)	—	—
Year Ended July 31, 2012	$41.65	(1.00)	(7.20)	(8.20)	—	—
Year Ended July 31, 2011	$56.30	(1.20)	(13.45)	(14.65)	—	—
Year Ended July 31, 2010	$70.45	(1.60)	(12.55)	(14.15)	—	—
Year Ended July 31, 2009	$76.65	(2.20)	(11.20)	(13.40)	—	—

					Ratios to Average Net Assets			Supplemental Data
Capital Contributions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

—		$23.89	(10.32	)%(e)	2.27%	1.76%	(1.75)%	$3,365	—
—		$26.65	(29.50)%		2.61%	1.76%	(1.68)%	$9,669	—
—		$37.80	(13.00)%		2.21%	1.73%	(1.68)%	$6,534	—
—		$43.45	(25.02)%		1.95%	1.73%	(1.63)%	$14,709	—
—		$57.95	(23.04)%		2.00%	1.84%	(1.77)%	$7,854	—
—		$75.30	(6.87)%		1.82%	1.82%	(1.17)%	$16,287	—

—		$24.28	(10.50	)%(e)	3.27%	2.76%	(2.75)%	$456	—
—		$27.20	(30.30)%		3.61%	2.76%	(2.68)%	$3,014	—
—		$38.95	(13.64)%		3.21%	2.73%	(2.68)%	$1,535	—
—		$45.10	(25.70)%		2.95%	2.73%	(2.63)%	$667	—
—		$60.70	(23.93)%		3.00%	2.84%	(2.77)%	$18,870	—
—		$79.80	(7.75)%		2.82%	2.82%	(2.17)%	$6,013	—

—		$23.65	(14.93	)%(e)	1.95%	1.77%	(1.75)%	$22,066	—
—		$27.80	(19.88)%		1.95%	1.77%	(1.69)%	$3,664	—
—		$34.70	(18.64)%		2.00%	1.73%	(1.66)%	$3,469	—
—		$42.65	(25.31)%		1.92%	1.73%	(1.64)%	$13,386	1,297	%(f)
—		$57.10	(19.35)%		1.83%	1.71%	(1.64)%	$6,488	1,298	%(f)
7.20	(g)	$70.80	(7.10	)%(g)	1.99%	1.86%	(1.43)%	$9,957	—

—		$22.43	(15.28	)%(e)	2.95%	2.77%	(2.75)%	$1,778	—
—		$26.50	(20.78)%		2.94%	2.76%	(2.68)%	$297	—
—		$33.45	(19.69)%		3.00%	2.73%	(2.66)%	$577	—
—		$41.65	(25.96)%		2.92%	2.73%	(2.64)%	$2,450	1,297	%(f)
—		$56.30	(20.16)%		2.83%	2.71%	(2.64)%	$257	1,298	%(f)
7.20	(g)	$70.45	(8.09	)%(g)	2.99%	2.86%	(2.43)%	$137	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Annualized for periods less than one year.

(c)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)          As described in Note 11, adjusted for 1:5 reverse stock split that occurred on February 21, 2014.

(e)           Not annualized for periods less than one year.

(f)            The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that include the purchase of long-term instruments.

(g)           The amounts include a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio. The contribution represented $7.20 to the net asset value and 7.19% to the total return. Without this contribution, the net asset value and total return would have been lower.

See accompanying notes to the financial statements.

224 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions
UltraBear ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$9.84	(0.07)	(1.35)	(1.42)	—	—	—
Year Ended July 31, 2013(d)	$16.52	(0.22)	(6.46)	(6.68)	—	—	—
Year Ended July 31, 2012(d)	$24.00	(0.36)	(7.12)	(7.48)	—	—	—
Year Ended July 31, 2011(d)	$37.24	(0.44)	(12.80)	(13.24)	—	—	—
Year Ended July 31, 2010(d)	$54.76	(0.64)	(16.88)	(17.52)	—	—	—
Year Ended July 31, 2009(d)	$64.40	(0.88)	(8.24)	(9.12)	(0.20)	(0.32)	(0.52)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$9.50	(0.12)	(1.30)	(1.42)	—	—	—
Year Ended July 31, 2013(d)	$16.12	(0.33)	(6.29)	(6.62)	—	—	—
Year Ended July 31, 2012(d)	$23.64	(0.56)	(6.96)	(7.52)	—	—	—
Year Ended July 31, 2011(d)	$37.04	(0.72)	(12.68)	(13.40)	—	—	—
Year Ended July 31, 2010(d)	$54.88	(1.08)	(16.76)	(17.84)	—	—	—
Year Ended July 31, 2009(d)	$64.76	(1.68)	(8.20)	(9.88)	—	—	—
UltraShort Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$8.63	(0.07)	(1.34)	(1.41)	—	—	—
Year Ended July 31, 2013(g)	$16.45	(0.20)	(7.62)	(7.82)	—	—	—
Year Ended July 31, 2012(g)	$22.19	(0.35)	(5.39)	(5.74)	—	—	—
Year Ended July 31, 2011(g)	$39.06	(0.42)	(16.45)	(16.87)	—	—	—
Year Ended July 31, 2010(g)	$70.42	(0.84)	(30.52)	(31.36)	—	—	—
Year Ended July 31, 2009(g)	$96.11	(1.61)	(21.63)	(23.24)	(2.45)	—	(2.45)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$8.21	(0.11)	(1.26)	(1.37)	—	—	—
Year Ended July 31, 2013(g)	$15.82	(0.31)	(7.30)	(7.61)	—	—	—
Year Ended July 31, 2012(g)	$21.49	(0.56)	(5.11)	(5.67)	—	—	—
Year Ended July 31, 2011(g)	$38.15	(0.70)	(15.96)	(16.66)	—	—	—
Year Ended July 31, 2010(g)	$69.51	(1.33)	(30.03)	(31.36)	—	—	—
Year Ended July 31, 2009(g)	$94.71	(2.80)	(21.77)	(24.57)	(0.63)	—	(0.63)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$8.42	(14.43	)%(e)	1.67%	1.67%	(1.65)%	$23,103	—
$9.84	(40.44)%		1.74%	1.74%	(1.66)%	$19,560	—
$16.52	(31.17)%		1.69%	1.69%	(1.64)%	$28,402	—
$24.00	(35.55)%		1.64%	1.64%	(1.55)%	$43,304	1,297	%(f)
$37.24	(31.99)%		1.62%	1.62%	(1.54)%	$73,551	1,300	%(f)
$54.76	(14.45)%		1.59%	1.59%	(1.07)%	$73,061	—

$8.08	(14.95	)%(e)	2.67%	2.67%	(2.65)%	$931	—
$9.50	(41.07)%		2.75%	2.75%	(2.67)%	$1,222	—
$16.12	(31.81)%		2.67%	2.67%	(2.62)%	$701	—
$23.64	(36.18)%		2.64%	2.64%	(2.55)%	$3,433	1,297	%(f)
$37.04	(32.51)%		2.62%	2.62%	(2.54)%	$5,668	1,300	%(f)
$54.88	(15.26)%		2.58%	2.58%	(2.06)%	$6,555	—

$7.22	(16.34	)%(e)	2.68%	1.78%	(1.76)%	$4,408	—
$8.63	(47.54)%		2.73%	1.76%	(1.68)%	$3,158	—
$16.45	(25.87)%		2.51%	1.73%	(1.69)%	$2,710	—
$22.19	(43.09)%		2.70%	1.73%	(1.65)%	$5,956	—
$39.06	(44.63)%		2.24%	1.85%	(1.78)%	$3,203	—
$70.42	(25.44)%		1.87%	1.79%	(1.33)%	$6,389	—

$6.84	(16.69	)%(e)	3.68%	2.78%	(2.76)%	$298	—
$8.21	(48.10)%		3.73%	2.76%	(2.68)%	$170	—
$15.82	(26.38)%		3.51%	2.73%	(2.69)%	$352	—
$21.49	(43.67)%		3.70%	2.73%	(2.65)%	$659	—
$38.15	(45.12)%		3.24%	2.85%	(2.78)%	$353	—
$69.51	(26.27)%		2.87%	2.79%	(2.33)%	$277	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Annualized for periods less than one year.

(c)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)          As described in Note 10, adjusted for 1:4 reverse stock split that occurred on November 19, 2012.

(e)           Not annualized for periods less than one year.

(f)            The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.

(g)           As described in Note 10, adjusted for 1:7 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

Financial Highlights :: 225

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraShort Small-Cap ProFund(d)
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$34.56	(0.24)	(6.50)	(6.74)	—	—	—
Year Ended July 31, 2013	$69.04	(0.80)	(33.68)	(34.48)	—	—	—
Year Ended July 31, 2012(f)	$101.20	(1.36)	(30.80)	(32.16)	—	—	—
Year Ended July 31, 2011(f)	$182.80	(2.00)	(79.60)	(81.60)	—	—	—
Year Ended July 31, 2010(f)	$329.20	(3.60)	(142.80)	(146.40)	—	—	—
Year Ended July 31, 2009(f)	$549.20	(5.20)	(164.00)	(169.20)	(50.80)	—	(50.80)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$34.48	(0.40)	(6.49)	(6.89)	—	—	—
Year Ended July 31, 2013	$69.76	(1.28)	(34.00)	(35.28)	—	—	—
Year Ended July 31, 2012(f)	$103.20	(2.32)	(31.12)	(33.44)	—	—	—
Year Ended July 31, 2011(f)	$188.00	(3.20)	(81.60)	(84.80)	—	—	—
Year Ended July 31, 2010(f)	$342.40	(6.00)	(148.40)	(154.40)	—	—	—
Year Ended July 31, 2009(f)	$549.60	(10.80)	(178.40)	(189.20)	(18.00)	—	(18.00)
UltraShort Dow 30 ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$9.82	(0.08)	(0.63)	(0.71)	—	—	—
Year Ended July 31, 2013(h)	$15.60	(0.22)	(5.56)	(5.78)	—	—	—
Year Ended July 31, 2012(h)	$22.02	(0.33)	(6.09)	(6.42)	—	—	—
Year Ended July 31, 2011(h)	$33.48	(0.42)	(11.04)	(11.46)	—	—	—
Year Ended July 31, 2010(h)	$52.11	(0.66)	(17.94)	(18.60)	—	(0.03)	(0.03)
Year Ended July 31, 2009(h)	$61.05	(0.93)	(7.71)	(8.64)	—	(0.30)	(0.30)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$9.29	(0.13)	(0.60)	(0.73)	—	—	—
Year Ended July 31, 2013(h)	$14.91	(0.34)	(5.28)	(5.62)	—	—	—
Year Ended July 31, 2012(h)	$21.27	(0.51)	(5.85)	(6.36)	—	—	—
Year Ended July 31, 2011(h)	$32.70	(0.69)	(10.74)	(11.43)	—	—	—
Year Ended July 31, 2010(h)	$51.36	(0.99)	(17.64)	(18.63)	—	(0.03)	(0.03)
Year Ended July 31, 2009(h)	$60.81	(1.65)	(7.50)	(9.15)	—	(0.30)	(0.30)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$27.82	(19.44	)%(e)	1.83%	1.78%	(1.76)%	$24,174	—
$34.56	(49.94)%		1.99%	1.77%	(1.70)%	$20,574	—
$69.04	(31.78)%		2.05%	1.73%	(1.68)%	$15,298	—
$101.20	(44.64)%		1.93%	1.73%	(1.63)%	$11,983	1,297	%(g)
$182.80	(44.40)%		1.86%	1.66%	(1.59)%	$34,025	1,300	%(g)
$329.20	(35.45)%		2.05%	1.88%	(0.95)%	$20,224	—

$27.59	(19.95	)%(e)	2.83%	2.78%	(2.76)%	$1,710	—
$34.48	(50.57)%		2.99%	2.77%	(2.70)%	$2,200	—
$69.76	(32.40)%		3.05%	2.73%	(2.68)%	$906	—
$103.20	(45.11)%		2.93%	2.73%	(2.63)%	$2,023	1,297	%(g)
$188.00	(45.09)%		2.86%	2.66%	(2.59)%	$4,430	1,300	%(g)
$342.40	(36.03)%		3.05%	2.88%	(1.95)%	$13,639	—

$9.11	(7.13	)%(e)	2.32%	1.78%	(1.77)%	$3,489	—
$9.82	(37.05)%		2.60%	1.77%	(1.68)%	$4,591	—
$15.60	(29.16)%		2.31%	1.73%	(1.69)%	$5,536	—
$22.02	(34.29)%		2.05%	1.73%	(1.64)%	$10,275	—
$33.48	(35.64)%		1.87%	1.80%	(1.72)%	$9,392	—
$52.11	(14.26)%		1.86%	1.86%	(1.31)%	$10,516	—

$8.56	(7.75	)%(e)	3.32%	2.78%	(2.77)%	$449	—
$9.29	(37.69)%		3.60%	2.77%	(2.68)%	$330	—
$14.91	(29.90)%		3.31%	2.73%	(2.69)%	$305	—
$21.27	(34.95)%		3.05%	2.73%	(2.64)%	$1,264	—
$32.70	(36.28)%		2.87%	2.80%	(2.72)%	$1,231	—
$51.36	(15.15)%		2.86%	2.86%	(2.31)%	$127	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Annualized for periods less than one year.

(c)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)          As described in Note 11, adjusted for 1:8 reverse stock split that occurred on February 21, 2014.

(e)           Not annualized for periods less than one year.

(f)            As described in Note 10, adjusted for 1:5 reverse stock split that occurred on October 17, 2011.

(g)           The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that included the purchase of long-term instruments.

(h)          As described in Note 10, adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

226 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions
UltraShort NASDAQ-100 ProFund(d)
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$28.90	(0.20)	(7.41)	(7.61)	—	—	—
Year Ended July 31, 2013	$43.70	(0.60)	(14.20)	(14.80)	—	—	—
Year Ended July 31, 2012(f)	$67.75	(1.00)	(23.05)	(24.05)	—	—	—
Year Ended July 31, 2011(f)	$121.50	(1.50)	(52.25)	(53.75)	—	—	—
Year Ended July 31, 2010(f)	$191.00	(2.25)	(67.25)	(69.50)	—	—	—
Year Ended July 31, 2009(f)	$269.25	(3.25)	(70.00)	(73.25)	(3.50)	(1.50)	(5.00)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$29.45	(0.35)	(7.51)	(7.86)	—	—	—
Year Ended July 31, 2013	$44.95	(1.00)	(14.50)	(15.50)	—	—	—
Year Ended July 31, 2012(f)	$70.50	(1.65)	(23.90)	(25.55)	—	—	—
Year Ended July 31, 2011(f)	$127.50	(2.25)	(54.75)	(57.00)	—	—	—
Year Ended July 31, 2010(f)	$202.50	(4.00)	(71.00)	(75.00)	—	—	—
Year Ended July 31, 2009(f)	$284.75	(6.00)	(76.25)	(82.25)	—	—	—
UltraShort International ProFund(h)
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$33.12	(0.32)	(4.78)	(5.10)	—	—	—
Year Ended July 31, 2013	$56.08	(0.72)	(22.24)	(22.96)	—	—	—
Year Ended July 31, 2012	$59.76	(1.04)	(2.64)	(3.68)	—	—	—
Year Ended July 31, 2011	$94.08	(1.20)	(33.12)	(34.32)	—	—	—
Year Ended July 31, 2010	$131.04	(1.92)	(35.04)	(36.96)	—	—	—
Year Ended July 31, 2009	$203.84	(2.08)	(67.52)	(69.60)	(3.20)	—	(3.20)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$31.84	(0.40)	(4.62)	(5.02)	—	—	—
Year Ended July 31, 2013	$54.56	(1.12)	(21.60)	(22.72)	—	—	—
Year Ended July 31, 2012	$58.72	(1.68)	(2.48)	(4.16)	—	—	—
Year Ended July 31, 2011	$93.36	(1.92)	(32.72)	(34.64)	—	—	—
Year Ended July 31, 2010	$131.36	(2.96)	(35.04)	(38.00)	—	—	—
Year Ended July 31, 2009	$203.92	(4.72)	(67.36)	(72.08)	(0.48)	—	(0.48)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$21.29	(26.30	)%(e)	2.05%	1.78%		(1.76)%	$12,665	—
$28.90	(33.87)%		1.88%	1.76%		(1.68)%	$10,353	—
$43.70	(35.50)%		1.94%	1.87%		(1.82)%	$17,181	—
$67.75	(44.24)%		1.77%	1.77%		(1.68)%	$19,242	1,297	%(g)
$121.50	(36.39)%		1.73%	1.73%		(1.66)%	$31,146	1,300	%(g)
$191.00	(28.19)%		1.67%	1.67%		(1.01)%	$39,663	—

$21.59	(26.66	)%(e)	3.05%	2.78%		(2.76)%	$469	—
$29.45	(34.48)%		2.84%	2.72%		(2.64)%	$514	—
$44.95	(36.24)%		2.91%	2.84%		(2.79)%	$527	—
$70.50	(44.71)%		2.77%	2.77%		(2.68)%	$511	1,297	%(g)
$127.50	(37.04)%		2.73%	2.73%		(2.66)%	$622	1,300	%(g)
$202.50	(28.88)%		2.67%	2.67%		(2.01)%	$39,465	—

$28.02	(15.46	)%(e)	2.53%	1.92%		(1.90)%	$4,502	—
$33.12	(40.94)%		1.91%	1.89%		(1.80)%	$4,001	—
$56.08	(6.28)%		1.75%	1.74	%(i)	(1.68)%	$14,925	—
$59.76	(36.39)%		1.84%	1.84%		(1.76)%	$12,391	—
$94.08	(28.21)%		1.91%	1.89%		(1.80)%	$13,924	—
$131.04	(34.83)%		1.72%	1.72%		(0.84)%	$10,331	—

$26.82	(15.83	)%(e)	3.53%	2.92%		(2.90)%	$217	—
$31.84	(41.64)%		2.91%	2.89%		(2.80)%	$2,013	—
$54.56	(7.08)%		2.75%	2.74	%(i)	(2.68)%	$2,252	—
$58.72	(37.10)%		2.84%	2.84%		(2.76)%	$1,179	—
$93.36	(28.93)%		2.91%	2.89%		(2.80)%	$1,652	—
$131.36	(35.45)%		2.72%	2.72%		(1.84)%	$531	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Annualized for periods less than one year.

(c)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)          As described in Note 11, adjusted for 1:5 reverse stock split that occurred on February 21, 2014.

(e)           Not annualized for periods less than one year.

(f)            As described in Note 10, adjusted for 1:5 reverse stock split that occurred on October 17, 2011.

(g)           Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

(h)          As described in Note 11, adjusted for 1:8 reverse stock split that occurred on February 21, 2014.

(i)             The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 227

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Emerging Markets ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$11.96	(0.09)	0.08 (e)	(0.01)	—	—
Year Ended July 31, 2013	$12.12	(0.19)	0.03 (e)	(0.16)	—	—
Year Ended July 31, 2012(f)	$12.10	(0.21)	0.23	0.02	—	—
Year Ended July 31, 2011(f)	$16.80	(0.20)	(4.50)	(4.70)	—	—
Year Ended July 31, 2010(f)	$28.20	(0.30)	(11.10)	(11.40)	—	—
Year Ended July 31, 2009(f)	$82.20	(0.50)	(51.90)	(52.40)	(1.60)	(1.60)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$11.62	(0.15)	0.08 (e)	(0.07)	—	—
Year Ended July 31, 2013	$11.89	(0.31)	0.04 (e)	(0.27)	—	—
Year Ended July 31, 2012(f)	$11.90	(0.34)	0.33	(0.01)	—	—
Year Ended July 31, 2011(f)	$16.80	(0.30)	(4.60)	(4.90)	—	—
Year Ended July 31, 2010(f)	$28.50	(0.50)	(11.20)	(11.70)	—	—
Year Ended July 31, 2009(f)	$82.30	(1.40)	(52.40)	(53.80)	—	—
UltraShort Latin America ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$17.16	(0.14)	2.21	2.07	—	—
Year Ended July 31, 2013	$15.10	(0.24)	2.30	2.06	—	—
Year Ended July 31, 2012(f)	$15.70	(0.26)	(0.34)	(0.60)	—	—
Year Ended July 31, 2011(f)	$22.80	(0.30)	(6.80)	(7.10)	—	—
Year Ended July 31, 2010(f)	$49.00	(0.50)	(25.70)	(26.20)	—	—
Year Ended July 31, 2009(f)	$189.00	(1.50)	(138.50)	(140.00)	—	—
Service Class
Six Months Ended January 31, 2014 (unaudited)	$16.22	(0.22)	2.09	1.87	—	—
Year Ended July 31, 2013	$14.43	(0.38)	2.17	1.79	—	—
Year Ended July 31, 2012(f)	$15.10	(0.42)	(0.25)	(0.67)	—	—
Year Ended July 31, 2011(f)	$22.30	(0.50)	(6.70)	(7.20)	—	—
Year Ended July 31, 2010(f)	$48.20	(0.80)	(25.10)	(25.90)	—	—
Year Ended July 31, 2009(f)	$188.00	(2.20)	(137.60)	(139.80)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$11.95	(0.08	)%(d)	1.89%	1.78%	(1.76)%	$12,885	—
$11.96	(1.32)%		2.08%	1.77%	(1.70)%	$15,807	—
$12.12	0.17%		2.27%	1.73%	(1.68)%	$8,604	—
$12.10	(27.98)%		1.85%	1.73%	(1.64)%	$4,346	—
$16.80	(40.43)%		2.07%	1.78%	(1.69)%	$5,356	1,298	%(g)
$28.20	(65.05)%		1.74%	1.69%	(0.62)%	$8,340	—

$11.55	(0.60	)%(d)	2.89%	2.78%	(2.76)%	$2,656	—
$11.62	(2.27)%		3.08%	2.77%	(2.70)%	$861	—
$11.89	(0.08)%		3.27%	2.73%	(2.68)%	$321	—
$11.90	(29.17)%		2.85%	2.73%	(2.64)%	$813	—
$16.80	(41.05)%		3.07%	2.78%	(2.69)%	$2,365	1,298	%(g)
$28.50	(65.37)%		2.74%	2.69%	(1.62)%	$575	—

$19.23	12.06	%(d)	2.35%	1.78%	(1.76)%	$7,959	—
$17.16	13.64%		2.47%	1.76%	(1.68)%	$6,768	—
$15.10	(3.82)%		2.50%	1.73%	(1.67)%	$4,796	—
$15.70	(31.14)%		2.91%	1.73%	(1.64)%	$3,153	—
$22.80	(53.47)%		2.30%	1.71%	(1.63)%	$3,699	—
$49.00	(74.07)%		2.23%	1.80%	(1.25)%	$3,655	—

$18.09	11.53	%(d)	3.35%	2.78%	(2.76)%	$214	—
$16.22	12.40%		3.47%	2.76%	(2.68)%	$209	—
$14.43	(4.44)%		3.50%	2.73%	(2.67)%	$316	—
$15.10	(31.98)%		3.91%	2.73%	(2.64)%	$222	—
$22.30	(53.94)%		3.30%	2.71%	(2.63)%	$407	—
$48.20	(74.35)%		3.23%	2.80%	(2.25)%	$3,910	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	As described in Note 10, adjusted for 1:10 reverse stock split that occurred on October 17, 2011.
(g)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

228 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraShort China ProFund(d)
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$34.80	(0.20)	(9.33)	(9.53)	$25.27
Year Ended July 31, 2013	$57.30	(0.80)	(21.70)	(22.50)	$34.80
Year Ended July 31, 2012	$46.20	(0.90)	12.00	11.10	$57.30
Year Ended July 31, 2011	$72.40	(0.90)	(25.30)	(26.20)	$46.20
Year Ended July 31, 2010	$110.80	(1.50)	(36.90)	(38.40)	$72.40
Year Ended July 31, 2009	$359.70	(3.50)	(245.40)	(248.90)	$110.80
Service Class
Six Months Ended January 31, 2014 (unaudited)	$33.00	(0.40)	(8.75)	(9.15)	$23.85
Year Ended July 31, 2013	$55.00	(1.20)	(20.80)	(22.00)	$33.00
Year Ended July 31, 2012	$44.80	(1.40)	11.60	10.20	$55.00
Year Ended July 31, 2011	$70.90	(1.40)	(24.70)	(26.10)	$44.80
Year Ended July 31, 2010	$109.10	(2.40)	(35.80)	(38.20)	$70.90
Year Ended July 31, 2009	$357.90	(6.70)	(242.10)	(248.80)	$109.10
UltraShort Japan ProFund(f)
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$38.10	(0.30)	(7.85)	(8.15)	$29.95
Year Ended July 31, 2013	$115.55	(1.00)	(76.45)	(77.45)	$38.10
Year Ended July 31, 2012	$106.90	(1.95)	10.60	8.65	$115.55
Year Ended July 31, 2011	$136.75	(2.00)	(27.85)	(29.85)	$106.90
Year Ended July 31, 2010	$137.55	(2.15)	1.35	(0.80)	$136.75
Year Ended July 31, 2009	$187.60	(2.25)	(47.80)	(50.05)	$137.55
Service Class
Six Months Ended January 31, 2014 (unaudited)	$36.70	(0.45)	(7.55)	(8.00)	$28.70
Year Ended July 31, 2013	$112.45	(1.50)	(74.25)	(75.75)	$36.70
Year Ended July 31, 2012	$104.95	(3.15)	10.65	7.50	$112.45
Year Ended July 31, 2011	$135.60	(3.15)	(27.50)	(30.65)	$104.95
Year Ended July 31, 2010	$137.75	(3.45)	1.30	(2.15)	$135.60
Year Ended July 31, 2009	$189.85	(4.65)	(47.45)	(52.10)	$137.75

		Ratios to Average Net Assets			Supplemental Data
Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

(27.30	)%(e)	3.02%	1.78%	(1.77)%	$3,644	—
(39.27)%		2.83%	1.76%	(1.68)%	$1,980	—
24.29%		2.56%	1.73%	(1.67)%	$4,349	—
(36.33)%		2.68%	1.73%	(1.64)%	$1,801	—
(34.66)%		2.78%	1.80%	(1.71)%	$4,365	—
(69.20)%		3.27%	1.95%	(1.12)%	$4,213	—

(27.88	)%(e)	4.02%	2.78%	(2.77)%	$74	—
(40.00)%		3.83%	2.76%	(2.68)%	$108	—
22.77%		3.56%	2.73%	(2.67)%	$151	—
(36.81)%		3.63%	2.68%	(2.59)%	$232	—
(35.01)%		3.76%	2.78%	(2.69)%	$460	—
(69.52)%		4.27%	2.95%	(2.12)%	$12	—

(21.39	)%(e)	2.47%	1.78%	(1.77)%	$3,018	—
(67.03)%		2.50%	1.77%	(1.71)%	$8,460	—
8.09%		3.25%	1.73%	(1.69)%	$2,170	—
(21.83)%		2.61%	1.73%	(1.65)%	$1,570	—
(0.58)%		2.47%	1.70%	(1.65)%	$5,137	—
(26.68)%		2.14%	1.63%	(0.98)%	$7,458	—

(21.80	)%(e)	3.47%	2.78%	(2.77)%	$5	—
(67.36)%		3.50%	2.77%	(2.71)%	$224	—
7.10%		4.25%	2.73%	(2.69)%	$38	—
(22.57)%		3.61%	2.73%	(2.65)%	$59	—
(1.56)%		3.47%	2.70%	(2.65)%	$353	—
(27.44)%		3.14%	2.63%	(1.98)%	$226	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	As described in Note 11, adjusted for 1:10 reverse stock split that occurred on February 21, 2014.
(e)	Not annualized for periods less than one year.
(f)	As described in Note 11, adjusted for 1:5 reverse stock split that occurred on February 21, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Banks UltraSector ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$26.11	(0.06)	1.12 (d)	1.06	—	—
Year Ended July 31, 2013(f)	$14.58	(0.10)	11.63	11.53	—	—
Year Ended July 31, 2012(f)	$16.20	(0.03)	(1.59)	(1.62)	—	—
Year Ended July 31, 2011(f)	$18.60	(0.18)	(2.22)	(2.40)	—	—
Year Ended July 31, 2010(f)	$16.89	(0.24)	1.95	1.71	— (g)	— (g)
Year Ended July 31, 2009(f)	$54.06	0.09	(36.12)	(36.03)	(1.14)	(1.14)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$25.46	(0.19)	1.10 (d)	0.91	—	—
Year Ended July 31, 2013(f)	$14.34	(0.29)	11.41	11.12	—	—
Year Ended July 31, 2012(f)	$16.11	(0.18)	(1.59)	(1.77)	—	—
Year Ended July 31, 2011(f)	$18.69	(0.36)	(2.22)	(2.58)	—	—
Year Ended July 31, 2010(f)	$17.13	(0.42)	1.98	1.56	—	—
Year Ended July 31, 2009(f)	$54.87	(0.09)	(36.72)	(36.81)	(0.93)	(0.93)
Basic Materials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$43.80	(0.11)	6.42	6.31	—	—
Year Ended July 31, 2013	$37.11	0.07	6.62	6.69	—	—
Year Ended July 31, 2012	$50.86	(0.15)	(13.60)	(13.75)	—	—
Year Ended July 31, 2011	$35.15	(0.14)	15.85	15.71	—	—
Year Ended July 31, 2010	$26.88	(0.11)	8.38	8.27	— (g)	— (g)
Year Ended July 31, 2009	$62.92	0.09	(35.92)	(35.83)	(0.21)	(0.21)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$41.36	(0.35)	6.08	5.73	—	—
Year Ended July 31, 2013	$35.39	(0.33)	6.30	5.97	—	—
Year Ended July 31, 2012	$49.00	(0.53)	(13.08)	(13.61)	—	—
Year Ended July 31, 2011	$34.20	(0.61)	15.41	14.80	—	—
Year Ended July 31, 2010	$26.41	(0.44)	8.23	7.79	—	—
Year Ended July 31, 2009	$61.74	(0.13)	(35.20)	(35.33)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$27.17	4.06	%(e)	1.74%	1.74%	(0.48)%	$21,741	32	%(e)
$26.11	79.08%		1.79%	1.75%	(0.49)%	$32,633	210%
$14.58	(10.00)%		1.90%	1.73%	(0.32)%	$14,303	254%
$16.20	(12.90)%		1.89%	1.73%	(0.93)%	$14,575	474%
$18.60	10.13%		1.94%	1.71%	(1.12)%	$15,082	800%
$16.89	(67.23)%		1.92%	1.63%	0.50%	$13,855	1,350%

$26.37	3.57	%(e)	2.74%	2.74%	(1.48)%	$1,667	32	%(e)
$25.46	77.55%		2.79%	2.75%	(1.49)%	$3,002	210%
$14.34	(10.99)%		2.90%	2.73%	(1.32)%	$807	254%
$16.11	(13.80)%		2.89%	2.73%	(1.93)%	$685	474%
$18.69	9.11%		2.94%	2.71%	(2.12)%	$1,130	800%
$17.13	(67.51)%		2.92%	2.63%	(0.50)%	$1,178	1,350%

$50.11	14.41	%(e)	1.76%	1.76%	(0.46)%	$20,696	75	%(e)
$43.80	18.03%		1.84%	1.83%	0.16%	$9,012	196%
$37.11	(27.04)%		1.88%	1.85%	(0.37)%	$14,253	125%
$50.86	44.69%		1.72%	1.72%	(0.30)%	$27,314	143%
$35.15	30.78%		1.76%	1.73%	(0.32)%	$25,070	331%
$26.88	(56.78)%		1.74%	1.74%	0.36%	$31,938	381%

$47.09	13.85	%(e)	2.76%	2.76%	(1.46)%	$2,995	75	%(e)
$41.36	16.87%		2.84%	2.83%	(0.84)%	$1,569	196%
$35.39	(27.79)%		2.88%	2.85%	(1.37)%	$1,410	125%
$49.00	43.26%		2.72%	2.72%	(1.30)%	$1,846	143%
$34.20	29.53%		2.76%	2.73%	(1.32)%	$3,639	331%
$26.41	(57.22)%		2.74%	2.74%	(0.64)%	$5,009	381%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)	As described in Note 10, adjusted for 1:3 reverse stock split that occurred on November 19, 2012.
(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

230 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Biotechnology UltraSector ProFund(d)
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$44.22	(0.27)	13.21	12.94	—	(5.53)	(5.53)
Year Ended July 31, 2013	$22.02	(0.38)	22.58	22.20	—	—	—
Year Ended July 31, 2012	$15.49	(0.24)	6.77	6.53	—	—	—
Year Ended July 31, 2011	$12.28	(0.26)	3.47	3.21	—	—	—
Year Ended July 31, 2010	$13.83	(0.23)	(1.32)	(1.55)	—	—	—
Year Ended July 31, 2009	$17.53	(0.19)	(3.51)	(3.70)	—	—	—
Service Class
Six Months Ended January 31, 2014 (unaudited)	$38.94	(0.48)	11.54	11.06	—	(5.53)	(5.53)
Year Ended July 31, 2013	$19.59	(0.68)	20.03	19.35	—	—	—
Year Ended July 31, 2012	$13.92	(0.39)	6.06	5.67	—	—	—
Year Ended July 31, 2011	$11.14	(0.39)	3.17	2.78	—	—	—
Year Ended July 31, 2010	$12.66	(0.36)	(1.16)	(1.52)	—	—	—
Year Ended July 31, 2009	$16.21	(0.31)	(3.24)	(3.55)	—	—	—
Consumer Goods UltraSector ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$65.78	(0.09)	0.61 (f)	0.52	—	—	—
Year Ended July 31, 2013	$47.39	(0.17)	18.56	18.39	—	—	—
Year Ended July 31, 2012	$42.09	(0.05)	5.35	5.30	—	—	—
Year Ended July 31, 2011	$32.54	0.04	9.51	9.55	—	—	—
Year Ended July 31, 2010	$27.19	0.11	5.28	5.39	(0.04)	—	(0.04)
Year Ended July 31, 2009	$34.24	0.09	(6.59)	(6.50)	(0.55)	—	(0.55)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$62.44	(0.42)	0.59 (f)	0.17	—	—	—
Year Ended July 31, 2013	$45.44	(0.71)	17.71	17.00	—	—	—
Year Ended July 31, 2012	$40.76	(0.48)	5.16	4.68	—	—	—
Year Ended July 31, 2011	$31.84	(0.34)	9.26	8.92	—	—	—
Year Ended July 31, 2010	$26.86	(0.20)	5.18	4.98	—	—	—
Year Ended July 31, 2009	$33.75	(0.19)	(6.44)	(6.63)	(0.26)	—	(0.26)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$51.63	30.89	%(e)	1.55%	1.55%	(1.11)%	$533,825	7	%(e)
$44.22	100.81%		1.68%	1.68%	(1.12)%	$342,636	2%
$22.02	42.15%		2.00%	1.73%	(1.36)%	$21,019	37%
$15.49	26.13%		1.97%	1.87%	(1.80)%	$9,779	297%
$12.28	(11.16)%		1.92%	1.92%	(1.78)%	$7,700	762%
$13.83	(21.14)%		1.73%	1.72%	(1.43)%	$14,796	519%

$44.47	30.23	%(e)	2.55%	2.55%	(2.11)%	$25,304	7	%(e)
$38.94	98.80%		2.68%	2.68%	(2.12)%	$14,093	2%
$19.59	40.72%		3.00%	2.73%	(2.36)%	$1,625	37%
$13.92	24.93%		2.97%	2.87%	(2.80)%	$767	297%
$11.14	(11.99)%		2.92%	2.92%	(2.78)%	$701	762%
$12.66	(21.90)%		2.73%	2.72%	(2.43)%	$1,282	519%

$66.30	0.79	%(e)	2.07%	1.78%	(0.27)%	$4,001	39	%(e)
$65.78	38.81%		2.27%	1.77%	(0.29)%	$9,688	518%
$47.39	12.59%		2.73%	1.73%	(0.12)%	$3,659	449%
$42.09	29.35%		3.26%	1.73%	0.09%	$2,165	844%
$32.54	19.82%		2.87%	1.72%	0.36%	$2,417	1,128%
$27.19	(18.76)%		3.41%	1.63%	0.34%	$5,829	1,093%

$62.61	0.29	%(e)	3.07%	2.78%	(1.27)%	$1,128	39	%(e)
$62.44	37.39%		3.27%	2.77%	(1.29)%	$887	518%
$45.44	11.48%		3.73%	2.73%	(1.12)%	$774	449%
$40.76	28.01%		4.26%	2.73%	(0.91)%	$401	844%
$31.84	18.54%		3.87%	2.72%	(0.64)%	$729	1,128%
$26.86	(19.52)%		4.41%	2.63%	(0.66)%	$164	1,093%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         As described in Note 11, adjusted for 4:1 stock split that occurred on February 21, 2014.

(e)          Not annualized for periods less than one year.

(f)           The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 231

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Consumer Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$57.34	(0.25)	6.27	6.02	—	(1.42)	(1.42)
Year Ended July 31, 2013	$37.35	(0.39)	20.38	19.99	—	—	—
Year Ended July 31, 2012	$31.28	(0.27)	6.34	6.07	—	—	—
Year Ended July 31, 2011	$22.57	(0.16)	8.87	8.71	—	—	—
Year Ended July 31, 2010	$17.41	(0.19)	5.35	5.16	—	—	—
Year Ended July 31, 2009	$23.02	(0.08)	(5.53)	(5.61)	—	—	—
Service Class
Six Months Ended January 31, 2014 (unaudited)	$53.01	(0.54)	5.82	5.28	—	(1.42)	(1.42)
Year Ended July 31, 2013	$34.88	(0.82)	18.95	18.13	—	—	—
Year Ended July 31, 2012	$29.50	(0.59)	5.97	5.38	—	—	—
Year Ended July 31, 2011	$21.50	(0.44)	8.44	8.00	—	—	—
Year Ended July 31, 2010	$16.74	(0.42)	5.18	4.76	—	—	—
Year Ended July 31, 2009	$22.35	(0.23)	(5.38)	(5.61)	—	—	—
Financials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$11.31	(0.04)	0.64 (e)	0.60	—	—	—
Year Ended July 31, 2013	$7.16	(0.05)	4.20	4.15	—	—	—
Year Ended July 31, 2012	$7.20	(0.02)	(0.02)	(0.04)	—	—	—
Year Ended July 31, 2011	$6.96	(0.04)	0.28	0.24	—	—	—
Year Ended July 31, 2010	$5.86	(0.05)	1.15	1.10	—	—	—
Year Ended July 31, 2009	$14.85	0.04	(8.93)	(8.89)	(0.10)	—	(0.10)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$10.21	(0.09)	0.58 (e)	0.49	—	—	—
Year Ended July 31, 2013	$6.53	(0.13)	3.81	3.68	—	—	—
Year Ended July 31, 2012	$6.64	(0.08)	(0.03)	(0.11)	—	—	—
Year Ended July 31, 2011	$6.48	(0.11)	0.27	0.16	—	—	—
Year Ended July 31, 2010	$5.51	(0.12)	1.09	0.97	—	—	—
Year Ended July 31, 2009	$13.96	(0.02)	(8.39)	(8.41)	(0.04)	—	(0.04)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$61.94	10.46	%(d)	1.70%	1.70%	(0.83)%	$36,265	44	%(d)
$57.34	53.52%		1.88%	1.77%	(0.82)%	$42,473	50%
$37.35	19.37%		2.22%	1.73%	(0.81)%	$5,384	232%
$31.28	38.64%		2.78%	1.73%	(0.56)%	$3,099	380%
$22.57	29.64%		2.79%	1.72%	(0.83)%	$2,216	857%
$17.41	(24.37)%		3.69%	1.64%	(0.52)%	$2,211	458%

$56.87	9.92	%(d)	2.70%	2.70%	(1.83)%	$2,588	44	%(d)
$53.01	51.98%		2.88%	2.77%	(1.82)%	$3,876	50%
$34.88	18.24%		3.22%	2.73%	(1.81)%	$1,691	232%
$29.50	37.21%		3.78%	2.73%	(1.56)%	$575	380%
$21.50	28.43%		3.79%	2.72%	(1.83)%	$251	857%
$16.74	(25.10)%		4.69%	2.64%	(1.52)%	$103	458%

$11.91	5.31	%(d)	1.88%	1.78%	(0.66)%	$9,411	17	%(d)
$11.31	57.96%		1.98%	1.77%	(0.49)%	$20,211	270%
$7.16	(0.56)%		2.13%	1.73%	(0.36)%	$14,204	123%
$7.20	3.45%		2.10%	1.73%	(0.54)%	$7,655	514%
$6.96	18.77%		2.11%	1.71%	(0.72)%	$9,630	476%
$5.86	(59.88)%		2.20%	1.62%	0.69%	$10,363	698%

$10.70	4.80	%(d)	2.88%	2.78%	(1.66)%	$1,613	17	%(d)
$10.21	56.36%		2.98%	2.77%	(1.49)%	$2,836	270%
$6.53	(1.66)%		3.13%	2.73%	(1.36)%	$597	123%
$6.64	2.47%		3.10%	2.73%	(1.54)%	$889	514%
$6.48	17.60%		3.11%	2.71%	(1.72)%	$968	476%
$5.51	(60.26)%		3.20%	2.62%	(0.31)%	$1,508	698%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

232 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Health Care UltraSector ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$29.85	(0.13)	4.58	4.45	—	—
Year Ended July 31, 2013	$19.14	(0.11)	10.82	10.71	—	—
Year Ended July 31, 2012	$15.92	(0.04)	3.26	3.22	—	—
Year Ended July 31, 2011	$12.01	(0.05)	3.96	3.91	—	—
Year Ended July 31, 2010	$11.52	(0.05)	0.54	0.49	—	—
Year Ended July 31, 2009	$14.89	0.04	(3.27)	(3.23)	(0.14)	(0.14)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$26.87	(0.27)	4.13	3.86	—	—
Year Ended July 31, 2013	$17.40	(0.32)	9.79	9.47	—	—
Year Ended July 31, 2012	$14.62	(0.19)	2.97	2.78	—	—
Year Ended July 31, 2011	$11.14	(0.20)	3.68	3.48	—	—
Year Ended July 31, 2010	$10.79	(0.17)	0.52	0.35	—	—
Year Ended July 31, 2009	$13.90	(0.06)	(3.05)	(3.11)	— (e)	— (e)
Industrials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$53.13	(0.16)	8.55	8.39	—	—
Year Ended July 31, 2013	$36.17	(0.19)	17.15	16.96	—	—
Year Ended July 31, 2012	$34.82	(0.13)	1.48	1.35	—	—
Year Ended July 31, 2011	$27.66	(0.12)	7.28	7.16	—	—
Year Ended July 31, 2010	$20.64	(0.07)	7.09	7.02	—	—
Year Ended July 31, 2009	$38.49	0.05	(17.80)	(17.75)	(0.10)	(0.10)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$49.58	(0.45)	7.99	7.54	—	—
Year Ended July 31, 2013	$34.09	(0.61)	16.10	15.49	—	—
Year Ended July 31, 2012	$33.13	(0.46)	1.42	0.96	—	—
Year Ended July 31, 2011	$26.59	(0.46)	7.00	6.54	—	—
Year Ended July 31, 2010	$20.04	(0.34)	6.89	6.55	—	—
Year Ended July 31, 2009	$37.67	(0.15)	(17.42)	(17.57)	(0.06)	(0.06)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$34.30	14.91	%(d)	1.73%	1.73%	(0.83)%	$30,125	99	%(d)
$29.85	55.96%		1.86%	1.76%	(0.45)%	$26,329	132%
$19.14	20.15%		2.22%	1.73%	(0.21)%	$7,934	253%
$15.92	32.64%		2.15%	1.73%	(0.34)%	$11,310	616%
$12.01	4.25%		2.35%	1.71%	(0.40)%	$3,083	674%
$11.52	(21.63)%		2.27%	1.61%	0.39%	$5,837	1,285%

$30.73	14.37	%(d)	2.73%	2.73%	(1.83)%	$5,002	99	%(d)
$26.87	54.43%		2.86%	2.76%	(1.45)%	$3,804	132%
$17.40	19.02%		3.22%	2.73%	(1.21)%	$1,453	253%
$14.62	31.24%		3.15%	2.73%	(1.34)%	$1,194	616%
$11.14	3.24%		3.35%	2.71%	(1.40)%	$363	674%
$10.79	(22.35)%		3.27%	2.61%	(0.61)%	$1,948	1,285%

$61.52	15.79	%(d)	1.70%	1.70%	(0.54)%	$22,301	247	%(d)
$53.13	46.89%		1.88%	1.77%	(0.43)%	$17,186	245%
$36.17	3.88%		2.84%	1.73%	(0.38)%	$7,731	285%
$34.82	25.84%		1.90%	1.73%	(0.33)%	$7,056	601%
$27.66	34.06%		2.57%	1.72%	(0.27)%	$2,796	914%
$20.64	(46.08)%		3.74%	1.64%	0.24%	$2,834	379%

$57.12	15.21	%(d)	2.70%	2.70%	(1.54)%	$3,110	247	%(d)
$49.58	45.44%		2.88%	2.77%	(1.43)%	$1,164	245%
$34.09	2.87%		3.84%	2.73%	(1.38)%	$581	285%
$33.13	24.63%		2.90%	2.73%	(1.33)%	$652	601%
$26.59	32.68%		3.57%	2.72%	(1.27)%	$2,229	914%
$20.04	(46.63)%		4.74%	2.64%	(0.76)%	$359	379%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 233

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Internet UltraSector ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$29.25	(0.24)	9.69	9.45	(2.21)	(2.21)
Year Ended July 31, 2013(e)	$19.65	(0.37)	11.87	11.50	(1.90)	(1.90)
Year Ended July 31, 2012(e)	$20.89	(0.29)	(0.95)	(1.24)	—	—
Year Ended July 31, 2011(e)	$13.86	(0.23)	7.90	7.67	(0.64)	(0.64)
Year Ended July 31, 2010(e)	$10.05	(0.20)	4.01	3.81	—	—
Year Ended July 31, 2009(e)	$12.48	(0.13)	(2.30)	(2.43)	—	—
Service Class
Six Months Ended January 31, 2014 (unaudited)	$25.25	(0.39)	8.35	7.96	(2.21)	(2.21)
Year Ended July 31, 2013(e)	$17.36	(0.57)	10.36	9.79	(1.90)	(1.90)
Year Ended July 31, 2012(e)	$18.64	(0.46)	(0.82)	(1.28)	—	—
Year Ended July 31, 2011(e)	$12.53	(0.41)	7.16	6.75	(0.64)	(0.64)
Year Ended July 31, 2010(e)	$9.18	(0.32)	3.67	3.35	—	—
Year Ended July 31, 2009(e)	$11.51	(0.21)	(2.12)	(2.33)	—	—
Mobile Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$43.30	(0.41)	7.55	7.14	—	—
Year Ended July 31, 2013	$29.25	(0.63)	14.68	14.05	—	—
Year Ended July 31, 2012(f)	$25.30	(0.35)	4.30	3.95	—	—
Year Ended July 31, 2011(f)	$23.40	(0.40)	2.30	1.90	—	—
Year Ended July 31, 2010(f)	$20.50	(0.30)	3.20	2.90	—	—
Year Ended July 31, 2009(f)	$78.40	(0.40)	(57.50)	(57.90)	—	—
Service Class
Six Months Ended January 31, 2014 (unaudited)	$37.89	(0.62)	6.64	6.02	—	—
Year Ended July 31, 2013	$25.87	(0.96)	12.98	12.02	—	—
Year Ended July 31, 2012(f)	$22.60	(0.55)	3.82	3.27	—	—
Year Ended July 31, 2011(f)	$21.10	(0.60)	2.10	1.50	—	—
Year Ended July 31, 2010(f)	$18.60	(0.50)	3.00	2.50	—	—
Year Ended July 31, 2009(f)	$72.00	(0.60)	(52.80)	(53.40)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$36.49	32.97	%(d)	1.57%	1.57%	(1.43)%	$94,015	59	%(d)
$29.25	62.55%		1.75%	1.75%	(1.55)%	$39,751	77%
$19.65	(5.92)%		1.89%	1.84%	(1.54)%	$17,391	24%
$20.89	55.43%		1.73%	1.73%	(1.12)%	$35,199	162%
$13.86	37.88%		1.78%	1.77%	(1.58)%	$11,827	622%
$10.05	(19.45)%		1.99%	1.94%	(1.60)%	$15,694	1,045%

$31.00	32.28	%(d)	2.57%	2.57%	(2.43)%	$8,150	59	%(d)
$25.25	60.84%		2.75%	2.75%	(2.55)%	$1,806	77%
$17.36	(6.87)%		2.89%	2.84%	(2.54)%	$573	24%
$18.64	53.89%		2.73%	2.73%	(2.12)%	$2,345	162%
$12.53	36.56%		2.78%	2.77%	(2.58)%	$732	622%
$9.18	(20.24)%		2.99%	2.94%	(2.60)%	$1,929	1,045%

$50.44	16.49	%(d)	1.93%	1.78%	(1.70)%	$7,636	66	%(d)
$43.30	48.03%		1.88%	1.76%	(1.67)%	$8,730	149%
$29.25	15.61%		2.94%	1.73%	(1.55)%	$9,253	507%
$25.30	8.12%		2.70%	1.73%	(1.66)%	$3,302	540%
$23.40	14.15%		2.48%	1.72%	(1.56)%	$3,737	1,338%
$20.50	(73.85)%		2.50%	1.64%	(1.31)%	$2,981	1,773%

$43.91	15.89	%(d)	2.93%	2.78%	(2.70)%	$607	66	%(d)
$37.89	46.46%		2.88%	2.76%	(2.67)%	$423	149%
$25.87	14.47%		3.94%	2.73%	(2.55)%	$496	507%
$22.60	7.11%		3.70%	2.73%	(2.66)%	$174	540%
$21.10	13.44%		3.48%	2.72%	(2.56)%	$168	1,338%
$18.60	(74.17)%		3.50%	2.64%	(2.31)%	$191	1,773%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          As described in Note 10, adjusted for 6:1 stock split that occurred on November 19, 2012.

(f)           As described in Note 10, adjusted for 1:10 reverse stock split that occurred on October 17, 2011.

See accompanying notes to the financial statements.

234 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Oil & Gas UltraSector ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$49.37	(0.04)	0.77	0.73	—		—
Year Ended July 31, 2013	$38.85	(0.04)	10.56	10.52	—		—
Year Ended July 31, 2012	$45.40	(0.14)	(6.41)	(6.55)	—		—
Year Ended July 31, 2011	$27.35	(0.12)	18.17	18.05	—		—
Year Ended July 31, 2010	$26.79	(0.07)	0.63	0.56	—		—
Year Ended July 31, 2009	$52.85	(0.01)	(26.05)	(26.06)	—	(e)	—	(e)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$43.40	(0.27)	0.68	0.41	—		—
Year Ended July 31, 2013	$34.49	(0.42)	9.33	8.91	—		—
Year Ended July 31, 2012	$40.71	(0.48)	(5.74)	(6.22)	—		—
Year Ended July 31, 2011	$24.77	(0.48)	16.42	15.94	—		—
Year Ended July 31, 2010	$24.50	(0.34)	0.61	0.27	—		—
Year Ended July 31, 2009	$48.82	(0.28)	(24.04)	(24.32)	—		—
Oil Equipment, Services & Distribution UltraSector ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$22.60	(0.08)	1.32	1.24	—		—
Year Ended July 31, 2013	$18.58	(0.16)	4.18	4.02	—		—
Year Ended July 31, 2012	$27.10	(0.19)	(8.33)	(8.52)	—		—
Year Ended July 31, 2011	$14.30	(0.23)	13.03	12.80	—		—
Year Ended July 31, 2010	$13.09	(0.15)	1.36	1.21	—		—
Year Ended July 31, 2009	$43.23	(0.10)	(30.04)	(30.14)	—		—
Service Class
Six Months Ended January 31, 2014 (unaudited)	$21.08	(0.19)	1.26	1.07	—		—
Year Ended July 31, 2013	$17.51	(0.35)	3.92	3.57	—		—
Year Ended July 31, 2012	$25.80	(0.37)	(7.92)	(8.29)	—		—
Year Ended July 31, 2011	$13.75	(0.45)	12.50	12.05	—		—
Year Ended July 31, 2010	$12.71	(0.31)	1.35	1.04	—		—
Year Ended July 31, 2009	$42.37	(0.26)	(29.40)	(29.66)	—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$50.10	1.48	%(d)	1.65%	1.65%	(0.17)%	$30,556	4	%(d)
$49.37	27.08%		1.69%	1.69%	(0.09)%	$34,734	4%
$38.85	(14.45)%		1.83%	1.83%	(0.38)%	$40,407	10%
$45.40	66.03%		1.63%	1.63%	(0.30)%	$86,892	130%
$27.35	2.09%		1.69%	1.69%	(0.23)%	$36,182	81%
$26.79	(49.30)%		1.65%	1.65%	(0.04)%	$47,547	36%

$43.81	0.94	%(d)	2.65%	2.65%	(1.17)%	$3,533	4	%(d)
$43.40	25.83%		2.69%	2.69%	(1.09)%	$3,773	4%
$34.49	(15.30)%		2.83%	2.83%	(1.38)%	$3,512	10%
$40.71	64.39%		2.63%	2.63%	(1.30)%	$5,045	130%
$24.77	1.06%		2.69%	2.69%	(1.23)%	$3,121	81%
$24.50	(49.80)%		2.65%	2.65%	(1.04)%	$4,275	36%

$23.84	5.49	%(d)	1.83%	1.78%	(0.62)%	$13,478	87	%(d)
$22.60	21.64%		1.83%	1.82%	(0.78)%	$13,662	169%
$18.58	(31.44)%		1.95%	1.91%	(0.99)%	$12,405	88%
$27.10	89.51%		1.73%	1.70%	(1.00)%	$44,663	203%
$14.30	9.24%		1.86%	1.80%	(0.98)%	$12,342	749%
$13.09	(69.72)%		1.85%	1.78%	(0.72)%	$15,621	589%

$22.15	5.08	%(d)	2.83%	2.78%	(1.62)%	$580	87	%(d)
$21.08	20.39%		2.83%	2.82%	(1.78)%	$576	169%
$17.51	(32.16)%		2.95%	2.91%	(1.99)%	$1,261	88%
$25.80	87.71%		2.73%	2.70%	(2.00)%	$1,881	203%
$13.75	8.18%		2.86%	2.80%	(1.98)%	$1,704	749%
$12.71	(70.00)%		2.85%	2.78%	(1.72)%	$2,495	589%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Annualized for periods less than one year.

(c)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)         Not annualized for periods less than one year.

(e)          Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 235

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$17.03	(0.03)	1.75	1.72	—	(0.32)	(0.32)
Year Ended July 31, 2013	$12.30	0.04	4.75	4.79	(0.06)	—	(0.06)
Year Ended July 31, 2012	$9.36	0.04	2.92	2.96	(0.02)	—	(0.02)
Year Ended July 31, 2011	$7.48	0.06	1.91	1.97	(0.09)	—	(0.09)
Year Ended July 31, 2010	$6.89	0.04	0.55	0.59	— (e)	—	— (e)
Year Ended July 31, 2009	$8.12	0.04	(1.16)	(1.12)	(0.11)	—	(0.11)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$15.96	(0.12)	1.64	1.52	—	(0.32)	(0.32)
Year Ended July 31, 2013	$11.58	(0.09)	4.47	4.38	— (e)	—	— (e)
Year Ended July 31, 2012	$8.90	(0.06)	2.74	2.68	—	—	—
Year Ended July 31, 2011	$7.11	(0.03)	1.82	1.79	—	—	—
Year Ended July 31, 2010	$6.61	(0.04)	0.54	0.50	—	—	—
Year Ended July 31, 2009	$7.82	(0.02)	(1.13)	(1.15)	(0.06)	—	(0.06)
Precious Metals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$12.88	(0.02)	(0.46)	(0.48)	—	—	—
Year Ended July 31, 2013	$24.80	(0.12)	(11.80)	(11.92)	—	—	—
Year Ended July 31, 2012	$40.43	(0.57)	(15.06)	(15.63)	—	—	—
Year Ended July 31, 2011	$32.19	(0.63)	8.87	8.24	—	—	—
Year Ended July 31, 2010	$27.06	(0.49)	5.62	5.13	—	—	—
Year Ended July 31, 2009	$43.96	(0.20)	(16.52)	(16.72)	(0.18)	—	(0.18)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$11.86	(0.08)	(0.42)	(0.50)	—	—	—
Year Ended July 31, 2013	$23.05	(0.33)	(10.86)	(11.19)	—	—	—
Year Ended July 31, 2012	$37.97	(0.90)	(14.02)	(14.92)	—	—	—
Year Ended July 31, 2011	$30.53	(1.02)	8.46	7.44	—	—	—
Year Ended July 31, 2010	$25.92	(0.79)	5.40	4.61	—	—	—
Year Ended July 31, 2009	$42.17	(0.43)	(15.82)	(16.25)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$18.43	10.20	%(d)	1.77%	1.77%	(0.38)%	$10,096	28	%(d)
$17.03	39.19%		1.85%	1.76%	0.29%	$8,891	82%
$12.30	31.63%		2.04%	1.73%	0.43%	$8,253	236%
$9.36	26.41%		2.44%	1.73%	0.64%	$6,505	381%
$7.48	8.59%		2.50%	1.72%	0.49%	$1,733	922%
$6.89	(13.80)%		2.50%	1.64%	0.59%	$7,525	1,046%

$17.16	9.62	%(d)	2.77%	2.77%	(1.38)%	$5,456	28	%(d)
$15.96	37.88%		2.85%	2.76%	(0.71)%	$4,830	82%
$11.58	29.97%		3.04%	2.73%	(0.57)%	$6,780	236%
$8.90	25.32%		3.44%	2.73%	(0.36)%	$1,003	381%
$7.11	7.56%		3.49%	2.71%	(0.50)%	$184	922%
$6.61	(14.66)%		3.50%	2.64%	(0.41)%	$173	1,046%

$12.40	(3.73	)%(d)	1.74%	1.74%	(0.28)%	$22,705	89	%(d)
$12.88	(48.06)%		1.81%	1.81%	(0.59)%	$29,804	104	%(f)
$24.80	(38.67)%		1.77%	1.77%	(1.71)%	$27,846	—
$40.43	25.63%		1.63%	1.63%	(1.54)%	$48,159	1,297	%(g)
$32.19	18.96%		1.63%	1.63%	(1.54)%	$51,063	1,300%
$27.06	(37.93)%		1.61%	1.61%	(0.89)%	$58,982	—

$11.36	(4.22	)%(d)	2.74%	2.74%	(1.28)%	$2,591	89	%(d)
$11.86	(48.55)%		2.80%	2.80%	(1.58)%	$2,773	104	%(f)
$23.05	(39.29)%		2.77%	2.77%	(2.71)%	$3,222	—
$37.97	24.33%		2.63%	2.63%	(2.54)%	$15,315	1,297	%(g)
$30.53	17.82%		2.63%	2.63%	(2.54)%	$10,906	1,300%
$25.92	(38.53)%		2.61%	2.61%	(1.89)%	$8,416	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Annualized for periods less than one year.

(c)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)          Not annualized for periods less than one year.

(e)           Amount is less than $0.005.

(f)            The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of equity securities.

(g)           The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

236 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Real Estate UltraSector ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$29.59	(0.06)	(0.29)	(0.35)	(0.04)		(0.04)
Year Ended July 31, 2013	$27.82	0.07	1.76	1.83	(0.06)		(0.06)
Year Ended July 31, 2012	$24.32	0.04	3.50	3.54	(0.04)		(0.04)
Year Ended July 31, 2011	$18.75	0.07	5.56	5.63	(0.06)		(0.06)
Year Ended July 31, 2010	$10.94	0.17	7.72	7.89	(0.08)		(0.08)
Year Ended July 31, 2009	$33.45	0.09	(22.45)	(22.36)	(0.15)		(0.15)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$29.14	(0.20)	(0.29)	(0.49)	—		—
Year Ended July 31, 2013	$27.59	(0.21)	1.76	1.55	—		—
Year Ended July 31, 2012	$24.31	(0.20)	3.48	3.28	—		—
Year Ended July 31, 2011	$18.89	(0.15)	5.59	5.44	(0.02)		(0.02)
Year Ended July 31, 2010	$11.07	0.01	7.81	7.82	—		—
Year Ended July 31, 2009	$33.75	(0.05)	(22.63)	(22.68)	—		—
Semiconductor UltraSector ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$16.26	(0.04)	2.46	2.42	(0.03)		(0.03)
Year Ended July 31, 2013	$13.65	(0.05)	2.69	2.64	(0.03	)(e)	(0.03)
Year Ended July 31, 2012	$14.09	0.03	(0.42)	(0.39)	(0.05	)(f)	(0.05)
Year Ended July 31, 2011	$11.81	0.02	2.26	2.28	—		—
Year Ended July 31, 2010	$10.71	(0.06)	1.16	1.10	—		—
Year Ended July 31, 2009	$13.35	(0.01)	(2.61)	(2.62)	(0.02)		(0.02)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$14.50	(0.13)	2.20	2.07	—		—
Year Ended July 31, 2013	$12.26	(0.18)	2.42	2.24	—		—
Year Ended July 31, 2012	$12.72	(0.10)	(0.36)	(0.46)	—		—
Year Ended July 31, 2011	$10.78	(0.12)	2.06	1.94	—		—
Year Ended July 31, 2010	$9.87	(0.17)	1.08	0.91	—		—
Year Ended July 31, 2009	$12.39	(0.08)	(2.44)	(2.52)	—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$29.20	(1.16	)%(d)	1.78%	1.78%	(0.45)%	$18,187	81	%(d)
$29.59	6.60%		1.80%	1.76%	0.25%	$25,906	244%
$27.82	14.62%		1.82%	1.73%	0.18%	$41,586	137%
$24.32	30.12%		1.78%	1.73%	0.34%	$33,222	194%
$18.75	72.18%		1.84%	1.72%	1.07%	$23,289	469%
$10.94	(66.88)%		1.95%	1.74%	0.70%	$6,519	426%

$28.65	(1.68	)%(d)	2.78%	2.78%	(1.45)%	$1,352	81	%(d)
$29.14	5.62%		2.80%	2.76%	(0.75)%	$777	244%
$27.59	13.49%		2.82%	2.73%	(0.82)%	$5,619	137%
$24.31	28.86%		2.78%	2.73%	(0.66)%	$3,380	194%
$18.89	70.64%		2.84%	2.72%	0.07%	$3,770	469%
$11.07	(67.20)%		2.95%	2.74%	(0.30)%	$779	426%

$18.65	14.87	%(d)	2.45%	1.78%	(0.51)%	$3,616	144	%(d)
$16.26	19.44%		2.39%	1.76%	(0.33)%	$2,627	584%
$13.65	(2.76)%		2.32%	1.73%	0.19%	$3,620	397%
$14.09	19.31%		1.94%	1.73%	0.11%	$4,183	688%
$11.81	10.27%		1.94%	1.71%	(0.50)%	$12,321	888%
$10.71	(19.56)%		2.22%	1.64%	(0.12)%	$14,923	1,045%

$16.57	14.28	%(d)	3.45%	2.78%	(1.51)%	$6,840	144	%(d)
$14.50	18.27%		3.39%	2.76%	(1.33)%	$170	584%
$12.26	(3.69)%		3.32%	2.73%	(0.81)%	$176	397%
$12.72	18.09%		2.94%	2.73%	(0.89)%	$260	688%
$10.78	9.22%		2.94%	2.71%	(1.50)%	$467	888%
$9.87	(20.34)%		3.22%	2.64%	(1.12)%	$1,092	1,045%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Annualized for periods less than one year.

(c)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)          Not annualized for periods less than one year.

(e)           Subsequent to the issuance of the July 31, 2013 financial statements, $0.01 of the distribution was determined to be a return of capital.

(f)            Subsequent to the issuance of the July 31, 2012 financial statements, $0.02 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 237

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Technology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$38.64	(0.23)	7.57	7.34	—	—
Year Ended July 31, 2013	$34.76	(0.21)	4.09	3.88	—	—
Year Ended July 31, 2012	$31.49	(0.33)	3.60	3.27	—	—
Year Ended July 31, 2011	$24.96	(0.28)	6.81	6.53	—	—
Year Ended July 31, 2010	$20.94	(0.27)	4.29	4.02	—	—
Year Ended July 31, 2009	$26.27	(0.14)	(5.19)	(5.33)	—	—
Service Class
Six Months Ended January 31, 2014 (unaudited)	$34.60	(0.44)	6.81	6.37	—	—
Year Ended July 31, 2013	$31.45	(0.53)	3.68	3.15	—	—
Year Ended July 31, 2012	$28.78	(0.64)	3.31	2.67	—	—
Year Ended July 31, 2011	$23.04	(0.56)	6.30	5.74	—	—
Year Ended July 31, 2010	$19.53	(0.50)	4.01	3.51	—	—
Year Ended July 31, 2009	$24.73	(0.28)	(4.92)	(5.20)	—	—
Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$19.41	0.02	(0.50)	(0.48)	(0.11)	(0.11)
Year Ended July 31, 2013	$18.32	0.07	1.21 (f)	1.28	(0.19)	(0.19)
Year Ended July 31, 2012	$13.71	0.21	4.75	4.96	(0.35)	(0.35)
Year Ended July 31, 2011	$11.28	0.29	2.74	3.03	(0.60)	(0.60)
Year Ended July 31, 2010	$10.64	0.35	0.42	0.77	(0.13)	(0.13)
Year Ended July 31, 2009	$14.76	0.23	(4.23)	(4.00)	(0.12)	(0.12)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$18.71	(0.07)	(0.48)	(0.55)	—	—
Year Ended July 31, 2013	$17.65	(0.11)	1.17 (f)	1.06	—	—
Year Ended July 31, 2012	$13.06	0.07	4.58	4.65	(0.06)	(0.06)
Year Ended July 31, 2011	$10.74	0.16	2.60	2.76	(0.44)	(0.44)
Year Ended July 31, 2010	$10.17	0.25	0.39	0.64	(0.07)	(0.07)
Year Ended July 31, 2009	$14.10	0.13	(4.06)	(3.93)	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$45.98	19.00	%(d)	1.84%	1.78%		(1.09)%	$16,819	61	%(d)
$38.64	11.16%		1.95%	1.75%		(0.58)%	$4,162	168%
$34.76	10.35%		1.89%	1.74	%(e)	(1.01)%	$13,144	111%
$31.49	26.20%		1.84%	1.72%		(0.94)%	$11,157	241%
$24.96	19.20%		2.07%	1.71%		(1.09)%	$7,514	467%
$20.94	(20.29)%		2.36%	1.64%		(0.81)%	$11,962	785%

$40.97	18.41	%(d)	2.84%	2.78%		(2.09)%	$22,429	61	%(d)
$34.60	10.02%		2.95%	2.75%		(1.58)%	$971	168%
$31.45	9.28%		2.89%	2.74	%(e)	(2.01)%	$733	111%
$28.78	24.91%		2.84%	2.72%		(1.94)%	$1,321	241%
$23.04	17.97%		3.07%	2.71%		(2.09)%	$2,661	467%
$19.53	(21.03)%		3.36%	2.64%		(1.81)%	$1,831	785%

$18.82	(2.51	)%(d)	2.38%	1.78%		0.25%	$3,671	204	%(d)
$19.41	7.17%		2.07%	1.75%		0.39%	$3,908	307%
$18.32	37.11%		2.56%	1.73%		1.43%	$24,644	208%
$13.71	26.92%		2.48%	1.73%		2.14%	$2,864	465%
$11.28	7.20%		2.96%	1.72%		3.26%	$1,771	1,716%
$10.64	(27.09)%		2.87%	1.77%		2.15%	$1,699	1,384%

$18.16	(2.94	)%(d)	3.38%	2.78%		(0.75)%	$763	204	%(d)
$18.71	6.01%		3.06%	2.74%		(0.60)%	$563	307%
$17.65	35.75%		3.55%	2.72%		0.44%	$744	208%
$13.06	25.68%		3.48%	2.73%		1.14%	$476	465%
$10.74	6.29%		3.96%	2.72%		2.26%	$702	1,716%
$10.17	(27.87)%		3.87%	2.77%		1.15%	$211	1,384%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Annualized for periods less than one year.

(c)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)          Not annualized for periods less than one year.

(e)           The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)            The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

238 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Utilities UltraSector ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$26.87	0.16	0.05 (e)	0.21	(0.34)	(0.34)
Year Ended July 31, 2013	$24.39	0.27	2.78 (e)	3.05	(0.57)	(0.57)
Year Ended July 31, 2012	$19.87	0.14	4.53	4.67	(0.15)	(0.15)
Year Ended July 31, 2011	$16.79	0.29	3.27	3.56	(0.48)	(0.48)
Year Ended July 31, 2010	$15.15	0.16	1.57	1.73	(0.09)	(0.09)
Year Ended July 31, 2009	$24.41	0.22	(9.06)	(8.84)	(0.42)	(0.42)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$25.74	0.03	0.05 (e)	0.08	(0.12)	(0.12)
Year Ended July 31, 2013	$23.23	0.03	2.70 (e)	2.73	(0.22)	(0.22)
Year Ended July 31, 2012	$18.97	(0.06)	4.32	4.26	—	—
Year Ended July 31, 2011	$15.98	0.11	3.10	3.21	(0.22)	(0.22)
Year Ended July 31, 2010	$14.49	0.01	1.48	1.49	—	—
Year Ended July 31, 2009	$23.08	0.07	(8.55)	(8.48)	(0.11)	(0.11)
Short Oil & Gas ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$6.57	(0.06)	(0.16)	(0.22)	—	—
Year Ended July 31, 2013	$8.23	(0.12)	(1.54)	(1.66)	—	—
Year Ended July 31, 2012	$8.64	(0.15)	(0.26)	(0.41)	—	—
Year Ended July 31, 2011	$13.23	(0.17)	(4.42)	(4.59)	—	—
Year Ended July 31, 2010	$15.00	(0.22)	(1.55)	(1.77)	—	—
Year Ended July 31, 2009	$17.04	(0.13)	(0.79)	(0.92)	(1.12)	(1.12)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$6.60	(0.09)	(0.16)	(0.25)	—	—
Year Ended July 31, 2013	$8.32	(0.19)	(1.53)	(1.72)	—	—
Year Ended July 31, 2012	$8.81	(0.23)	(0.26)	(0.49)	—	—
Year Ended July 31, 2011	$13.63	(0.27)	(4.55)	(4.82)	—	—
Year Ended July 31, 2010	$15.57	(0.35)	(1.59)	(1.94)	—	—
Year Ended July 31, 2009	$17.19	(0.33)	(0.87)	(1.20)	(0.42)	(0.42)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$26.74	0.84	%(d)	1.95%	1.78%	1.22%	$8,742	246	%(d)
$26.87	13.09%		2.16%	1.76%	1.10%	$17,305	307%
$24.39	23.57%		1.87%	1.73%	0.64%	$26,024	328%
$19.87	21.49%		1.89%	1.73%	1.54%	$19,111	581%
$16.79	11.38%		2.10%	1.79%	1.01%	$16,728	1,120%
$15.15	(36.14)%		1.90%	1.86%	1.38%	$9,449	779%

$25.70	0.33	%(d)	2.95%	2.78%	0.22%	$1,366	246	%(d)
$25.74	11.99%		3.15%	2.75%	0.11%	$801	307%
$23.23	22.46%		2.87%	2.73%	(0.36)%	$1,087	328%
$18.97	20.21%		2.89%	2.73%	0.54%	$1,415	581%
$15.98	10.28%		3.10%	2.79%	0.01%	$1,717	1,120%
$14.49	(36.72)%		2.90%	2.86%	0.38%	$963	779%

$6.35	(3.35	)%(d)	2.52%	1.78%	(1.76)%	$3,743	—
$6.57	(20.17)%		2.65%	1.76%	(1.68)%	$998	—
$8.23	(4.75)%		3.00%	1.73%	(1.68)%	$1,572	—
$8.64	(34.69)%		2.38%	1.73%	(1.62)%	$1,268	—
$13.23	(11.80)%		2.07%	1.75%	(1.63)%	$99,034	—
$15.00	(6.48)%		2.01%	1.66%	(0.71)%	$6,196	—

$6.35	(3.79	)%(d)	3.52%	2.78%	(2.76)%	$611	—
$6.60	(20.67)%		3.63%	2.74%	(2.66)%	$570	—
$8.32	(5.56)%		3.87%	2.60%	(2.55)%	$42	—
$8.81	(35.32)%		3.38%	2.73%	(2.62)%	$126	—
$13.63	(12.52)%		3.01%	2.69%	(2.57)%	$7	—
$15.57	(7.39)%		3.01%	2.66%	(1.71)%	$32	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Annualized for periods less than one year.

(c)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)          Not annualized for periods less than one year.

(e)           The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 239

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Short Precious Metals ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$9.20	(0.08)	(0.50)	(0.58)	—	—	—
Year Ended July 31, 2013	$7.13	(0.13)	2.20	2.07	—	—	—
Year Ended July 31, 2012	$6.09	(0.10)	1.14	1.04	—	—	—
Year Ended July 31, 2011	$7.91	(0.11)	(1.71)	(1.82)	—	—	—
Year Ended July 31, 2010	$10.81	(0.15)	(2.75)	(2.90)	—	—	—
Year Ended July 31, 2009	$18.55	(0.19)	(7.24)	(7.43)	(0.31)	—	(0.31)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$9.62	(0.13)	(0.52)	(0.65)	—	—	—
Year Ended July 31, 2013	$7.53	(0.22)	2.31	2.09	—	—	—
Year Ended July 31, 2012	$6.48	(0.17)	1.22	1.05	—	—	—
Year Ended July 31, 2011	$8.50	(0.17)	(1.85)	(2.02)	—	—	—
Year Ended July 31, 2010	$11.71	(0.24)	(2.97)	(3.21)	—	—	—
Year Ended July 31, 2009	$19.87	(0.36)	(7.80)	(8.16)	—	—	—
Short Real Estate ProFund(e)
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$25.85	(0.25)	(0.38)	(0.63)	—	—	—
Year Ended July 31, 2013	$28.60	(0.45)	(2.30)	(2.75)	—	—	—
Year Ended July 31, 2012	$35.90	(0.60)	(6.70)	(7.30)	—	—	—
Year Ended July 31, 2011	$46.25	(0.75)	(9.60)	(10.35)	—	—	—
Year Ended July 31, 2010	$79.80	(0.90)	(32.55)	(33.45)	—	(0.10)	(0.10)
Year Ended July 31, 2009	$129.90	(1.15)	(39.25)	(40.40)	—	(9.70)	(9.70)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$24.50	(0.35)	(0.35)	(0.70)	—	—	—
Year Ended July 31, 2013	$27.40	(0.70)	(2.20)	(2.90)	—	—	—
Year Ended July 31, 2012	$34.70	(0.90)	(6.40)	(7.30)	—	—	—
Year Ended July 31, 2011	$45.10	(1.15)	(9.25)	(10.40)	—	—	—
Year Ended July 31, 2010	$78.55	(1.50)	(31.85)	(33.35)	—	(0.10)	(0.10)
Year Ended July 31, 2009	$129.20	(2.35)	(38.60)	(40.95)	—	(9.70)	(9.70)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$8.62	(6.30	)%(d)	1.85%	1.78%		(1.76)%	$4,870	—
$9.20	29.03%		2.09%	1.77%		(1.70)%	$12,184	—
$7.13	17.08%		2.19%	1.73%		(1.68)%	$5,381	—
$6.09	(23.01)%		2.03%	1.73%		(1.64)%	$10,609	—
$7.91	(26.83)%		1.98%	1.88%		(1.79)%	$23,232	—
$10.81	(40.60)%		1.86%	1.86%		(1.19)%	$7,640	—

$8.97	(6.76	)%(d)	2.85%	2.78%		(2.76)%	$4,556	—
$9.62	27.76%		3.09%	2.77%		(2.70)%	$394	—
$7.53	16.20%		3.19%	2.73%		(2.68)%	$184	—
$6.48	(23.76)%		3.03%	2.73%		(2.64)%	$319	—
$8.50	(27.41)%		2.85%	2.75%		(2.66)%	$114	—
$11.71	(41.07)%		2.86%	2.86%		(2.19)%	$579	—

$25.22	(2.51	)%(d)	2.05%	1.78%		(1.76)%	$3,239	—
$25.85	(9.62)%		2.52%	1.76%		(1.70)%	$4,753	—
$28.60	(20.45)%		2.37%	1.73%		(1.69)%	$3,078	—
$35.90	(22.27)%		2.09%	1.99	%(f)	(1.88)%	$4,102	—
$46.25	(41.94)%		1.77%	1.77%		(1.67)%	$19,170	1,298	%(g)
$79.80	(33.86)%		1.68%	1.68%		(0.94)%	$27,945	—

$23.80	(2.86	)%(d)	3.05%	2.78%		(2.76)%	$45	—
$24.50	(10.58)%		3.52%	2.76%		(2.70)%	$164	—
$27.40	(21.04)%		3.37%	2.73%		(2.69)%	$103	—
$34.70	(23.06)%		3.09%	2.99	%(f)	(2.88)%	$135	—
$45.10	(42.48)%		2.73%	2.73%		(2.63)%	$288	1,298	%(g)
$78.55	(34.49)%		2.67%	2.67%		(1.93)%	$1,202	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Annualized for periods less than one year.

(c)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)          Not annualized for periods less than one year.

(e)           As described in Note 11, adjusted for 1:5 reverse stock split that occurred on February 21, 2014.

(f)            The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(g)           Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

240 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
U.S. Government Plus ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$42.28	0.07	0.62 (d)	0.69	— (e)	— (e)
Year Ended July 31, 2013	$53.47	0.03	(11.22)	(11.19)	—	—
Year Ended July 31, 2012	$35.95	(0.09)	17.61	17.52	— (e)	— (e)
Year Ended July 31, 2011	$36.10	0.21	(0.18)	0.03	(0.18)	(0.18)
Year Ended July 31, 2010	$33.61	0.28	2.55	2.83	(0.34)	(0.34)
Year Ended July 31, 2009	$31.78	0.57	1.60	2.17	(0.34)	(0.34)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$40.94	(0.13)	0.54 (d)	0.41	— (e)	— (e)
Year Ended July 31, 2013	$52.36	(0.44)	(10.98)	(11.42)	—	—
Year Ended July 31, 2012	$35.53	(0.55)	17.38	16.83	—	—
Year Ended July 31, 2011	$35.84	(0.13)	(0.18)	(0.31)	—	—
Year Ended July 31, 2010	$33.41	(0.04)	2.53	2.49	(0.06)	(0.06)
Year Ended July 31, 2009	$31.63	0.21	1.61	1.82	(0.04)	(0.04)
Rising Rates Opportunity 10 ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$18.06	(0.15)	(0.20)	(0.35)	—	—
Year Ended July 31, 2013	$17.27	(0.29)	1.08	0.79	—	—
Year Ended July 31, 2012	$20.55	(0.32)	(2.96)	(3.28)	—	—
Year Ended July 31, 2011	$22.06	(0.34)	(1.17)	(1.51)	—	—
Year Ended July 31, 2010	$24.53	(0.37)	(2.10)	(2.47)	—	—
Year Ended July 31, 2009	$27.49	(0.31)	(2.62)	(2.93)	(0.03)	(0.03)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$17.89	(0.24)	(0.19)	(0.43)	—	—
Year Ended July 31, 2013	$17.28	(0.46)	1.07	0.61	—	—
Year Ended July 31, 2012	$20.77	(0.50)	(2.99)	(3.49)	—	—
Year Ended July 31, 2011	$22.53	(0.56)	(1.20)	(1.76)	—	—
Year Ended July 31, 2010	$25.32	(0.61)	(2.18)	(2.79)	—	—
Year Ended July 31, 2009	$28.62	(0.58)	(2.72)	(3.30)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$42.97	1.64	%(f)	1.41%	1.41%	0.33%	$17,187	1,450	%(f)
$42.28	(20.94)%		1.41%	1.41%	0.06%	$39,203	3,295%
$53.47	48.73%		1.47%	1.47%	(0.20)%	$45,459	7,056%
$35.95	0.10%		1.39%	1.39%	0.62%	$17,641	9,189%
$36.10	8.61%		1.37%	1.37%	0.85%	$43,263	4,717%
$33.61	6.71%		1.34%	1.34%	1.66%	$29,648	1,755%

$41.35	1.01	%(f)	2.41%	2.41%	(0.67)%	$4,286	1,450	%(f)
$40.94	(21.81)%		2.41%	2.41%	(0.94)%	$17,405	3,295%
$52.36	47.37%		2.47%	2.47%	(1.20)%	$11,119	7,056%
$35.53	(0.86)%		2.39%	2.39%	(0.38)%	$6,674	9,189%
$35.84	7.48%		2.37%	2.37%	(0.15)%	$10,323	4,717%
$33.41	5.74%		2.34%	2.34%	0.66%	$3,331	1,755%

$17.71	(1.94	)%(f)	1.62%	1.62%	(1.60)%	$46,263	—
$18.06	4.57%		1.70%	1.70%	(1.63)%	$33,995	—
$17.27	(15.96)%		1.77%	1.77%	(1.71)%	$34,423	—
$20.55	(6.85)%		1.64%	1.64%	(1.55)%	$48,158	1,297	%(g)
$22.06	(10.07)%		1.64%	1.64%	(1.55)%	$61,111	1,300	%(g)
$24.53	(10.67)%		1.63%	1.63%	(1.26)%	$63,256	—

$17.46	(2.40	)%(f)	2.62%	2.62%	(2.60)%	$1,171	—
$17.89	3.53%		2.71%	2.71%	(2.64)%	$17,514	—
$17.28	(16.80)%		2.76%	2.76%	(2.70)%	$938	—
$20.77	(7.81)%		2.64%	2.64%	(2.55)%	$2,348	1,297	%(g)
$22.53	(11.02)%		2.64%	2.64%	(2.55)%	$2,745	1,300	%(g)
$25.32	(11.53)%		2.63%	2.63%	(2.26)%	$244	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Annualized for periods less than one year.

(c)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)           Amount is less than $0.005.

(f)            Not annualized for periods less than one year.

(g)           The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

Financial Highlights :: 241

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Rising Rates Opportunity ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$8.13	(0.06)	(0.28)	(0.34)	—	—	—
Year Ended July 31, 2013	$6.81	(0.11)	1.43	1.32	—	—	—
Year Ended July 31, 2012	$11.32	(0.14)	(4.37)	(4.51)	—	—	—
Year Ended July 31, 2011	$12.13	(0.18)	(0.63)	(0.81)	—	—	—
Year Ended July 31, 2010	$14.50	(0.21)	(2.16)	(2.37)	—	—	—
Year Ended July 31, 2009	$17.87	(0.17)	(3.12)	(3.29)	(0.08)	—	(0.08)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$7.65	(0.10)	(0.25)	(0.35)	—	—	—
Year Ended July 31, 2013	$6.48	(0.19)	1.36	1.17	—	—	—
Year Ended July 31, 2012	$10.87	(0.22)	(4.17)	(4.39)	—	—	—
Year Ended July 31, 2011	$11.76	(0.30)	(0.59)	(0.89)	—	—	—
Year Ended July 31, 2010	$14.20	(0.34)	(2.10)	(2.44)	—	—	—
Year Ended July 31, 2009	$17.56	(0.31)	(3.05)	(3.36)	—	—	—
Rising U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$25.58	(0.21)	(0.19)	(0.40)	—	—	—
Year Ended July 31, 2013	$26.49	(0.42)	(0.49)	(0.91)	—	—	—
Year Ended July 31, 2012	$24.37	(0.43)	2.55	2.12	—	—	—
Year Ended July 31, 2011	$27.83	(0.40)	(3.06)	(3.46)	—	—	—
Year Ended July 31, 2010	$27.59	(0.41)	0.76	0.35	—	(0.11)	(0.11)
Year Ended July 31, 2009	$26.94	(0.23)	0.89	0.66	—	(0.01)	(0.01)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$24.18	(0.33)	(0.17)	(0.50)	—	—	—
Year Ended July 31, 2013	$25.30	(0.67)	(0.45)	(1.12)	—	—	—
Year Ended July 31, 2012	$23.51	(0.68)	2.47	1.79	—	—	—
Year Ended July 31, 2011	$27.11	(0.66)	(2.94)	(3.60)	—	—	—
Year Ended July 31, 2010	$27.15	(0.68)	0.75	0.07	—	(0.11)	(0.11)
Year Ended July 31, 2009	$26.76	(0.52)	0.92	0.40	—	(0.01)	(0.01)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$7.79	(4.18	)%(d)	1.57%	1.57%	(1.55)%	$112,851	—
$8.13	19.38%		1.62%	1.62%	(1.54)%	$125,980	—
$6.81	(39.84)%		1.74%	1.74%	(1.68)%	$88,813	—
$11.32	(6.68)%		1.58%	1.58%	(1.50)%	$281,208	1,297	%(e)
$12.13	(16.34)%		1.58%	1.58%	(1.49)%	$203,468	1,300	%(e)
$14.50	(18.26)%		1.64%	1.64%	(1.16)%	$205,547	—

$7.30	(4.58	)%(d)	2.57%	2.57%	(2.55)%	$7,304	—
$7.65	18.06%		2.62%	2.62%	(2.54)%	$21,509	—
$6.48	(40.39)%		2.74%	2.74%	(2.68)%	$3,929	—
$10.87	(7.65)%		2.58%	2.58%	(2.50)%	$8,819	1,297	%(e)
$11.76	(17.11)%		2.58%	2.58%	(2.49)%	$8,582	1,300	%(e)
$14.20	(19.13)%		2.64%	2.64%	(2.16)%	$9,571	—

$25.18	(1.56	)%(d)	1.68%	1.68%	(1.67)%	$15,615	—
$25.58	(3.44)%		1.72%	1.72%	(1.65)%	$72,751	—
$26.49	8.70%		1.73%	1.73%	(1.68)%	$110,381	—
$24.37	(12.43)%		1.62%	1.62%	(1.54)%	$52,069	1,297	%(e)
$27.83	1.29%		1.55%	1.55%	(1.45)%	$26,540	1,300	%(e)
$27.59	2.44%		1.70%	1.58%	(0.78)%	$12,468	—

$23.68	(2.07	)%(d)	2.68%	2.68%	(2.67)%	$9,927	—
$24.18	(4.43)%		2.73%	2.73%	(2.66)%	$11,485	—
$25.30	7.61%		2.72%	2.72%	(2.67)%	$3,212	—
$23.51	(13.28)%		2.62%	2.62%	(2.54)%	$2,434	1,297	%(e)
$27.11	0.27%		2.55%	2.55%	(2.45)%	$1,535	1,300	%(e)
$27.15	1.49%		2.70%	2.58%	(1.78)%	$5,463	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Annualized for periods less than one year.

(c)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)          Not annualized for periods less than one year.

(e)           The portfolio turnover rate significantly changed in 2011 and 2010 due to a change in investment strategies that include the purchase of long-term instruments.

See accompanying notes to the financial statements.

242 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Falling U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2014 (unaudited)	$22.04	(0.20)	0.12	(0.08)	—		—
Year Ended July 31, 2013	$22.13	(0.38)	0.29 (e)	(0.09)	—		—
Year Ended July 31, 2012	$25.10	(0.42)	(2.55)	(2.97)	—		—
Year Ended July 31, 2011	$25.95	(0.41)	2.57	2.16	(3.01	)(f)	(3.01)
Year Ended July 31, 2010	$27.41	(0.44)	(1.02)	(1.46)	—		—
Year Ended July 31, 2009	$31.36	(0.38)	(2.02)	(2.40)	(1.55)		(1.55)
Service Class
Six Months Ended January 31, 2014 (unaudited)	$21.65	(0.31)	0.12	(0.19)	—		—
Year Ended July 31, 2013	$21.95	(0.59)	0.29 (e)	(0.30)	—		—
Year Ended July 31, 2012	$25.15	(0.65)	(2.55)	(3.20)	—		—
Year Ended July 31, 2011	$25.72	(0.65)	2.58	1.93	(2.50	)(f)	(2.50)
Year Ended July 31, 2010	$27.45	(0.71)	(1.02)	(1.73)	—		—
Year Ended July 31, 2009	$31.15	(0.65)	(2.01)	(2.66)	(1.04)		(1.04)

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)

$21.96	(0.36	)%(d)	2.33%	1.78%	(1.76)%	$3,562	—
$22.04	(0.41)%		2.06%	1.76%	(1.68)%	$6,460	—
$22.13	(11.83)%		2.06%	1.83%	(1.78)%	$4,735	—
$25.10	9.16%		1.74%	1.69%	(1.60)%	$16,403	—
$25.95	(5.33)%		1.73%	1.70%	(1.63)%	$20,290	1,298	%(g)
$27.41	(7.51)%		1.88%	1.88%	(1.40)%	$40,733	—

$21.46	(0.83	)%(d)	3.33%	2.78%	(2.76)%	$1,543	—
$21.65	(1.37)%		3.06%	2.76%	(2.68)%	$1,160	—
$21.95	(12.72)%		3.04%	2.81%	(2.76)%	$159	—
$25.15	8.10%		2.73%	2.68%	(2.59)%	$1,122	—
$25.72	(6.30)%		2.73%	2.70%	(2.63)%	$372	1,298	%(g)
$27.45	(8.42)%		2.88%	2.88%	(2.40)%	$971	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Annualized for periods less than one year.

(c)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)          Not annualized for periods less than one year.

(e)           The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)            Subsequent to the issuance of the July 31, 2011 financial statements, the entire distribution was determined to be a return of capital.

(g)           Changes in the portfolio turnover rate are primarily driven by timing of purchase and sale of long-term treasuries.

See accompanying notes to the financial statements.

Notes to Financial Statements

244 :: Notes to Financial Statements :: January 31, 2014 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

As of January 31, 2014, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.01%, dated 1/31/14, due 2/3/14(1)	HSBC Securities (USA), Inc., 0.01%, dated 1/31/14, due 2/3/14(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.01%, dated 1/31/14, due 2/3/14(3)	RBC Capital Markets, LLC, 0.01%, dated 1/31/14, due 2/3/14(4)	Societe Generale, 0.02%, dated 1/31/14, due 2/3/14(5)	UMB Bank, N.A., 0.01%, dated 1/31/14, due 2/3/14(6)
Bull ProFund	$6,522,000	$27,179,000	$10,871,000	$21,743,000	$14,132,000	$42,000
Mid-Cap ProFund	4,316,000	17,987,000	7,193,000	14,389,000	9,353,000	32,000
Small-Cap ProFund	1,800,000	7,502,000	3,000,000	6,002,000	3,900,000	15,000
NASDAQ-100 ProFund	1,551,000	6,470,000	2,587,000	5,176,000	3,363,000	18,000

January 31, 2014 (unaudited) :: Notes to Financial Statements :: 245

Fund Name	Deutsche Bank Securities, Inc., 0.01%, dated 1/31/14, due 2/3/14(1)	HSBC Securities (USA), Inc., 0.01%, dated 1/31/14, due 2/3/14(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.01%, dated 1/31/14, due 2/3/14(3)	RBC Capital Markets, LLC, 0.01%, dated 1/31/14, due 2/3/14(4)	Societe Generale, 0.02%, dated 1/31/14, due 2/3/14(5)	UMB Bank, N.A., 0.01%, dated 1/31/14, due 2/3/14(6)
Mid-Cap Value ProFund	$6,000	$28,000	$11,000	$22,000	$14,000	$3,000
Mid-Cap Growth ProFund	—	—	—	—	—	1,000
Small-Cap Growth ProFund	5,000	23,000	9,000	18,000	12,000	3,000
UltraBull ProFund	2,694,000	11,230,000	4,491,000	8,984,000	5,839,000	22,000
UltraMid-Cap ProFund	1,892,000	7,893,000	3,157,000	6,315,000	4,104,000	19,000
UltraSmall-Cap ProFund	2,445,000	10,192,000	4,076,000	8,153,000	5,299,000	21,000
UltraDow 30 ProFund	438,000	1,831,000	731,000	1,465,000	952,000	11,000
UltraNASDAQ-100 ProFund	9,139,000	38,081,000	15,232,000	30,465,000	19,802,000	57,000
UltraInternational ProFund	4,593,000	19,141,000	7,655,000	15,312,000	9,952,000	31,000
UltraEmerging Markets ProFund	411,000	1,721,000	687,000	1,376,000	894,000	12,000
UltraLatin America ProFund	195,000	818,000	326,000	654,000	425,000	12,000
UltraChina ProFund	289,000	1,209,000	483,000	967,000	628,000	6,000
UltraJapan ProFund	4,489,000	18,707,000	7,482,000	14,965,000	9,727,000	30,000
Bear ProFund	3,731,000	15,549,000	6,219,000	12,439,000	8,085,000	27,000
Short Small-Cap ProFund	198,000	832,000	331,000	664,000	431,000	12,000
Short NASDAQ-100 ProFund	587,000	2,449,000	979,000	1,959,000	1,273,000	10,000
UltraBear ProFund	1,950,000	8,128,000	3,251,000	6,502,000	4,225,000	18,000
UltraShort Mid-Cap ProFund	367,000	1,533,000	613,000	1,228,000	797,000	9,000
UltraShort Small-Cap ProFund	1,681,000	7,010,000	2,803,000	5,608,000	3,645,000	17,000
UltraShort Dow 30 ProFund	723,000	3,015,000	1,205,000	2,411,000	1,566,000	12,000
UltraShort NASDAQ-100 ProFund	1,058,000	4,415,000	1,764,000	3,532,000	2,295,000	19,000
UltraShort International ProFund	370,000	1,545,000	618,000	1,236,000	803,000	7,000
UltraShort Emerging Markets ProFund	1,226,000	5,110,000	2,043,000	4,087,000	2,656,000	14,000
UltraShort Latin America ProFund	608,000	2,540,000	1,015,000	2,032,000	1,320,000	12,000
UltraShort China ProFund	322,000	1,344,000	537,000	1,075,000	698,000	8,000
UltraShort Japan ProFund	197,000	823,000	329,000	658,000	427,000	6,000
Banks UltraSector ProFund	695,000	2,901,000	1,160,000	2,321,000	1,508,000	12,000
Basic Materials UltraSector ProFund	634,000	2,650,000	1,059,000	2,120,000	1,377,000	13,000
Biotechnology UltraSector ProFund	16,842,000	70,180,000	28,072,000	56,144,000	36,492,000	98,000
Consumer Goods UltraSector ProFund	116,000	486,000	193,000	389,000	252,000	10,000
Consumer Services UltraSector ProFund	894,000	3,734,000	1,493,000	2,988,000	1,941,000	13,000
Financials UltraSector ProFund	259,000	1,085,000	433,000	867,000	564,000	7,000
Health Care UltraSector ProFund	1,020,000	4,254,000	1,700,000	3,402,000	2,211,000	14,000
Industrials UltraSector ProFund	703,000	2,930,000	1,171,000	2,344,000	1,523,000	11,000
Internet UltraSector ProFund	2,788,000	11,626,000	4,650,000	9,301,000	6,044,000	23,000
Mobile Telecommunications UltraSector ProFund	225,000	938,000	375,000	750,000	487,000	7,000
Oil & Gas UltraSector ProFund	865,000	3,606,000	1,442,000	2,886,000	1,875,000	12,000
Oil Equipment, Services & Distribution UltraSector ProFund	385,000	1,611,000	644,000	1,289,000	837,000	12,000
Pharmaceuticals UltraSector ProFund	403,000	1,687,000	674,000	1,349,000	876,000	10,000
Precious Metals UltraSector ProFund	682,000	2,848,000	1,138,000	2,278,000	1,480,000	11,000
Real Estate UltraSector ProFund	366,000	1,530,000	610,000	1,222,000	794,000	11,000
Semiconductor UltraSector ProFund	291,000	1,218,000	486,000	975,000	633,000	9,000

246 :: Notes to Financial Statements :: January 31, 2014 (unaudited)

Fund Name	Deutsche Bank Securities, Inc., 0.01%, dated 1/31/14, due 2/3/14(1)	HSBC Securities (USA), Inc., 0.01%, dated 1/31/14, due 2/3/14(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.01%, dated 1/31/14, due 2/3/14(3)	RBC Capital Markets, LLC, 0.01%, dated 1/31/14, due 2/3/14(4)	Societe Generale, 0.02%, dated 1/31/14, due 2/3/14(5)	UMB Bank, N.A., 0.01%, dated 1/31/14, due 2/3/14(6)
Technology UltraSector ProFund	$1,176,000	$4,907,000	$1,962,000	$3,926,000	$2,550,000	$16,000
Telecommunications UltraSector ProFund	157,000	657,000	262,000	525,000	342,000	11,000
Utilities UltraSector ProFund	221,000	928,000	370,000	743,000	482,000	10,000
Short Oil & Gas ProFund	278,000	1,164,000	465,000	931,000	605,000	9,000
Short Precious Metals ProFund	782,000	3,265,000	1,305,000	2,612,000	1,696,000	14,000
Short Real Estate ProFund	265,000	1,112,000	443,000	889,000	578,000	12,000
U.S. Government Plus ProFund	1,235,000	5,148,000	2,059,000	4,119,000	2,676,000	14,000
Rising Rates Opportunity 10 ProFund	3,938,000	16,411,000	6,564,000	13,129,000	8,534,000	26,000
Rising Rates Opportunity ProFund	10,249,000	42,711,000	17,084,000	34,169,000	22,209,000	62,000
Rising U.S. Dollar ProFund	2,077,000	8,661,000	3,463,000	6,928,000	4,502,000	20,000
Falling U.S. Dollar ProFund	443,000	1,854,000	741,000	1,482,000	963,000	11,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of January 31, 2014 as follows:

(1)             Federal National Mortgage Association, 4.375%, due 10/15/15, total value of $103,925,610.

(2)             U.S. Treasury Strips, effective yield or interest rate in effect at January 31, 2014, 0.603% to 3.839%, due 2/15/17 to 2/15/43, which had an aggregate value of $432,901,687.

(3)             U.S. Treasury Note, 0.095%, due 1/31/16, total value $173,119,163.

(4)             U.S. Treasury Inflation-Protected Securities (TIPS), 1.625%, due 1/15/15, U.S. Treasury Strips, effective yield or interest rate in effect January 31, 2014, 3.214% to 3.861%, due 2/15/26 to 5/15/43, which had an aggregate value of $346,309,604.

(5)             U.S. Treasury Notes, 1.50%, due 8/31/18, total value of $225,070,087.

(6)             Federal Home Loan Bank, 0.98%, due 9/11/17, total value of $2,017,631.

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended January 31, 2014, gained exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective with the exception of the UltraJapan ProFund and the UltraShort Japan ProFund which used certain derivatives for currency hedging purposes.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

January 31, 2014 (unaudited) :: Notes to Financial Statements :: 247

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended January 31, 2014. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the reporting period. The volume associated with derivative positions in the NASDAQ-100 ProFund, UltraDow 30 ProFund, UltraNASDAQ-100 ProFund and Consumer Services ProFund was 41%, 141%, 142% and 86%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended January 31, 2014.

In connection with its management of certain series of the Trust included in this report (UltraJapan ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund and UltraShort Japan ProFund (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). On December 5, 2012, the Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain primary underlying risk exposures related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each ProFund intends to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is

248 :: Notes to Financial Statements :: January 31, 2014 (unaudited)

not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the respective ProFund. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Rising U.S. Dollar or Falling U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds have sought to mitigate these risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of January 31, 2014, there was no collateral posted by counterparties.

Swap Agreements

Each ProFund may enter into swap agreements for purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

January 31, 2014 (unaudited) :: Notes to Financial Statements :: 249

A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines).

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements typically are settled on a net basis, which means that the payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of January 31, 2014, the collateral posted by counterparties consisted of U.S. Treasury securities. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements. A ProFund may use a combination of swaps on an underlying benchmark, and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, that ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund used only swaps on the underlying benchmark.

Offsetting Assets and Liabilities

Effective January 1, 2013, the ProFunds adopted Financial Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” which was subsequently

250 :: Notes to Financial Statements :: January 31, 2014 (unaudited)

clarified in ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The amended standard requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position.

The ProFunds are subject to master netting agreements or similar agreements that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements or similar agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements or similar agreements. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each ProFund’s Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements”.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund’s Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2014.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Bull ProFund	$5,138	$90,835	$—	$—	$—	$—
Mid-Cap ProFund	371,721	296,244	—	—	—	—
Small-Cap ProFund	56,879	46,834	—	—	—	—
NASDAQ-100 ProFund	120,791	159,941	—	—	4,182	—
UltraBull ProFund	7,608	189,004	—	—	—	—
UltraMid-Cap ProFund	276,057	653,179	—	—	—	—
UltraSmall-Cap ProFund	250,977	415,097	—	—	—	—
UltraDow 30 ProFund	—	—	—	33,662	206,898	—
UltraNASDAQ-100 ProFund	316,643	1,540,277	—	—	—	—
UltraInternational ProFund	—	—	—	—	1,585,714	—
UltraEmerging Markets ProFund	—	—	—	—	170,574	—
UltraLatin America ProFund	—	—	—	—	159,196	—
UltraChina ProFund	—	171,264	—	—	—	—
UltraJapan ProFund	—	—	—	4,033,083	1,333,895	—
Bear ProFund	—	50,016	—	2,696	—	—
Short Small-Cap ProFund	11,404	—	—	—	8,992	—
Short NASDAQ-100 ProFund	6,943	—	—	—	14,665	—
UltraBear ProFund	28,898	17,886	—	—	39,546	—
UltraShort Mid-Cap ProFund	—	—	—	13,684	77,010	—
UltraShort Small-Cap ProFund	—	—	—	11,671	180,043	—
UltraShort Dow 30 ProFund	40,306	132,403	—	—	—	—
UltraShort NASDAQ-100 ProFund	30,215	—	—	—	112,724	—
UltraShort International ProFund	—	119,534	—	—	—	—
UltraShort Emerging Markets ProFund	—	182,814	—	—	—	—
UltraShort Latin America ProFund	—	156,560	—	—	—	—
UltraShort China ProFund	—	—	—	—	23,676	—
UltraShort Japan ProFund	218,343	54,380	—	—	—	—
Banks UltraSector ProFund	—	—	—	—	678,061	—
Basic Materials UltraSector ProFund	—	—	—	—	770,745	—
Biotechnology UltraSector ProFund	—	—	—	—	10,005,246	—
Consumer Goods UltraSector ProFund	—	—	—	—	131,697	—
Consumer Services UltraSector ProFund	—	—	—	—	930,882	—
Financials UltraSector ProFund	—	—	—	—	262,312	—
Health Care UltraSector ProFund	—	—	—	—	1,151,825	—
Industrials UltraSector ProFund	—	—	—	—	868,272	—
Internet UltraSector ProFund	—	—	—	—	1,853,677	—
Mobile Telecommunications UltraSector	—	—	—	—	246,880	—
Oil & Gas UltraSector ProFund	—	—	—	—	943,247	—
Oil Equipment Services & Distribution UltraSector ProFund	—	—	—	—	293,320	—

January 31, 2014 (unaudited) :: Notes to Financial Statements :: 251

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Pharmaceuticals UltraSector ProFund	$—	$—	$—	$—	$367,510	$—
Precious Metals UltraSector ProFund	—	—	—	—	355,274	—
Real Estate UltraSector ProFund	—	—	—	—	39,042	—
Semiconductor UltraSector ProFund	—	—	—	—	212,881	—
Technology UltraSector ProFund	—	—	—	—	941,216	—
Telecommunications UltraSector ProFund	—	—	—	—	35,439	—
Utilities UltraSector ProFund	—	124,897	—	—	—	—
Short Oil & Gas ProFund	—	120,749	—	—	—	—
Short Precious Metals ProFund	—	26,092	—	—	—	—
Short Real Estate ProFund	—	—	—	—	24,524	—

Foreign Exchange Rate Risk Exposure:
UltraJapan ProFund	—	—	—	589,042	—	—
UltraShort Japan ProFund	69,575	—	—	—	—	—
Rising U.S. Dollar ProFund	—	—	121,170	—	—	—
Falling U.S. Dollar ProFund	—	—	—	—	—	26,629

Interest Rate Risk Exposure:
U.S. Government Plus ProFund	—	870,944	—	—	—	—
Rising Rates Opportunity 10 ProFund	—	—	—	—	1,406,089	—
Rising Rates Opportunity ProFund	—	—	—	—	8,777,802	—

*            Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities, as applicable.

The following table presents the effect of derivative instruments on the ProFund’s Statement of Operations, categorized by risk exposure, for the period ended January 31, 2014:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
Bull ProFund	$421,112	$3,033,785	$—	$(347,130)
Mid-Cap ProFund	725,911	2,506,117	—	387,964
Small-Cap ProFund	191,342	221,164	—	(177,211)
NASDAQ-100 ProFund	1,437,442	3,006,482	—	(35,467)
UltraBull ProFund	366,211	5,629,172	—	3,548
UltraMid-Cap ProFund	1,254,484	3,362,582	—	33,089
UltraSmall-Cap ProFund	1,076,313	5,270,226	—	33,969
UltraDow 30 ProFund	150,013	266,716	—	(310,688)
UltraNASDAQ-100 ProFund	4,102,486	25,370,242	—	(620,771)
UltraInternational ProFund	—	(1,054,191)	—	(1,602,742)
UltraEmerging Markets ProFund	—	(765,670)	—	(132,936)
UltraLatin America ProFund	—	(1,247,921)	—	(56,307)
UltraChina ProFund	—	1,576,204	—	23,333
UltraJapan ProFund	4,863,684	1,493,663	—	(5,731,395)
Bear ProFund	(675,024)	(2,712,220)	—	198,418
Short Small-Cap ProFund	(187,348)	(676,973)	—	63,457
Short NASDAQ-100 ProFund	(198,722)	(1,220,634)	—	19,742
UltraBear ProFund	(176,968)	(2,688,934)	—	117,019
UltraShort Mid-Cap ProFund	(59,736)	(323,209)	—	(18,096)
UltraShort Small-Cap ProFund	(414,520)	(4,088,427)	—	61,779
UltraShort Dow 30 ProFund	(246,345)	(2,149,215)	—	161,942
UltraShort NASDAQ-100 ProFund	(392,836)	(3,395,200)	—	135,901
UltraShort International ProFund	—	(1,436,842)	—	136,727

252 :: Notes to Financial Statements :: January 31, 2014 (unaudited)

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
UltraShort Emerging Markets ProFund	$—	$(886,283)	$—	$132,647
UltraShort Latin America ProFund	—	163,483	—	104,271
UltraShort China ProFund	—	(887,797)	—	21,087
UltraShort Japan ProFund	(115,345)	(511,611)	—	(108,785)
Banks UltraSector ProFund	—	(447,265)	—	234,773
Basic Materials UltraSector ProFund	—	1,997,300	—	(716,628)
Biotechnology UltraSector ProFund	—	88,302,911	—	(18,022,766)
Consumer Goods UltraSector ProFund	—	22,007	—	(86,905)
Consumer Services UltraSector ProFund	—	2,816,456	—	(958,972)
Financials UltraSector ProFund	—	(140,098)	—	136,285
Health Care UltraSector ProFund	—	2,557,624	—	(1,368,555)
Industrials UltraSector ProFund	—	3,622,989	—	(796,450)
Internet UltraSector ProFund	—	13,152,731	—	(2,432,651)
Mobile Telecommunications UltraSector	—	538,933	—	283,746
Oil & Gas UltraSector ProFund	—	975,840	—	(401,204)
Oil Equipment Services & Distribution UltraSector ProFund	—	123,466	—	54,542
Pharmaceuticals UltraSector ProFund	—	924,433	—	(440,324)
Precious Metals UltraSector ProFund	—	(1,966,200)	—	750,490
Real Estate UltraSector ProFund	—	(1,718,307)	—	1,127,015
Semiconductor UltraSector ProFund	—	351,548	—	(180,318)
Technology UltraSector ProFund	—	2,414,432	—	(1,005,977)
Telecommunications UltraSector ProFund	—	(430,667)	—	38,063
Utilities UltraSector ProFund	—	(524,295)	—	230,927
Short Oil & Gas ProFund	—	(221,473)	—	93,129
Short Precious Metals ProFund	—	(3,445,271)	—	(418,676)
Short Real Estate ProFund	—	(318,835)	—	(210,470)

Foreign Exchange Rate Risk Exposure:
UltraJapan ProFund	1,945,560	—	—	(520.075)
UltraShort Japan ProFund	(15,235)	—	—	(94,484)
Rising U.S. Dollar ProFund	—	—	(4,493,023)	3,004,591
Falling U.S. Dollar ProFund	—	—	332,378	(274,346)

Interest Rate Risk Exposure:
U.S. Government Plus ProFund	—	(1,608,551)	—	577,634
Rising Rates Opportunity 10 ProFund	—	265,412	—	(901,920)
Rising Rates Opportunity ProFund	—	3,644,235	—	(8,256,230)

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for derivative related investments at January 31, 2014. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at period end. These amounts may be un-collateralized due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

January 31, 2014 (unaudited) :: Notes to Financial Statements :: 253

	Gross Amounts Not Offset in the Statements of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Bull ProFund
Futures Contracts	$(44,264)	$—	$44,264	$—
Swap Agreements — Goldman Sachs International	52,297	(52,297)	—	—
Swap Agreements — UBS AG	38,538	(38,538)	—	—
Mid-Cap ProFund
Futures Contracts	(95,200)	—	95,200	—
Swap Agreements — Goldman Sachs International	176,385	(176,385)	—	—
Swap Agreements — UBS AG	119,859	—	—	119,859
Small-Cap ProFund
Futures Contracts	(34,133)	—	34,133	—
Swap Agreements — Goldman Sachs International	9,342	—	—	9,342
Swap Agreements — UBS AG	37,492	—	—	37,492
NASDAQ-100 ProFund
Futures Contracts	(31,390)	—	31,390	—
Swap Agreements — Goldman Sachs International	(4,182)	4,182	—	—
Swap Agreements — UBS AG	159,941	—	—	159,941
UltraBull ProFund
Futures Contracts	(62,261)	—	62,261	—
Swap Agreements — Goldman Sachs International	123,639	(123,639)	—	—
Swap Agreements — UBS AG	65,365	(65,365)	—	—
UltraMid-Cap ProFund
Futures Contracts	(70,700)	—	70,700	—
Swap Agreements — Goldman Sachs International	333,379	(333,379)	—	—
Swap Agreements — UBS AG	319,800	(319,800)	—	—
UltraSmall-Cap ProFund
Futures Contracts	(78,107)	—	78,107	—
Swap Agreements — Goldman Sachs International	108,106	(108,106)	—	—
Swap Agreements — UBS AG	306,991	(306,991)	—	—
UltraDow 30 ProFund
Futures Contracts	(35,138)	—	35,138	—
Swap Agreements — Goldman Sachs International	(29,633)	29,633	—	—
Swap Agreements — UBS AG	(177,265)	177,265	—	—
UltraNASDAQ-100 ProFund
Futures Contracts	(134,921)	—	134,921	—
Swap Agreements — Goldman Sachs International	277,051	(277,051)	—	—
Swap Agreements — UBS AG	1,263,226	(1,263,226)	—	—
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	(17,262)	17,262	—	—
Swap Agreements — UBS AG	(1,568,452)	1,568,452	—	—
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	(78,124)	78,124	—	—
Swap Agreements — UBS AG	(92,450)	92,450	—	—
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	(92,868)	92,868	—	—
Swap Agreements — UBS AG	(66,328)	66,328	—	—
UltraChina ProFund
Swap Agreements — Goldman Sachs International	65,398	(65,398)	—	—
Swap Agreements — UBS AG	105,866	—	—	105,866
UltraJapan ProFund
Futures Contracts	(2,333,540)	—	2,333,540	—
Swap Agreements — Goldman Sachs International	(1,333,895)	1,333,895	—	—
Bear ProFund
Futures Contracts	20,000	—	—	20,000
Swap Agreements — Goldman Sachs International	42,895	—	—	42,895
Swap Agreements — UBS AG	7,121	—	—	7,121
Short Small-Cap ProFund
Futures Contracts	2,460	—	—	2,460
Swap Agreements — Goldman Sachs International	(5,464)	5,464	—	—
Swap Agreements — UBS AG	(3,528)	3,528	—	—

254 :: Notes to Financial Statements :: January 31, 2014 (unaudited)

	Gross Amounts Not Offset in the Statements of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Short NASDAQ-100 ProFund
Futures Contracts	$3,852	$—	$—	$3,852
Swap Agreements — Goldman Sachs International	(14,236)	14,236	—	—
Swap Agreements — UBS AG	(429)	429	—	—
UltraBear ProFund
Futures Contracts	13,125	—	—	13,125
Swap Agreements — Goldman Sachs International	17,886	(17,886)	—	—
Swap Agreements — UBS AG	(39,546)	39,546	—	—
UltraShort Mid-Cap ProFund
Futures Contracts	3,500	—	—	3,500
Swap Agreements — Goldman Sachs International	(27,847)	27,847	—	—
Swap Agreements — UBS AG	(49,163)	49,163	—	—
UltraShort Small-Cap ProFund
Futures Contracts	18,860	—	—	18,860
Goldman Sachs International	(112,450)	112,450	—	—
Swap Agreements — UBS AG	(67,593)	67,593	—	—
UltraShort Dow 30 ProFund
Futures Contracts	15,608	—	—	15,608
Swap Agreements — Goldman Sachs International	12,280	—	—	12,280
Swap Agreements — UBS AG	120,123	—	—	120,123
UltraShort NASDAQ-100 ProFund
Futures Contracts	4,515	—	—	4,515
Swap Agreements — Goldman Sachs International	(104,020)	104,020	—	—
Swap Agreements — UBS AG	(8,704)	8,704	—	—
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	27,330	—	—	27,330
Swap Agreements — UBS AG	92,204	—	—	92,204
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	75,876	—	—	75,876
Swap Agreements — UBS AG	106,938	—	—	106,938
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	24,866	—	—	24,866
Swap Agreements — UBS AG	131,694	—	—	131,694
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	(9,038)	9,038	—	—
Swap Agreements — UBS AG	(14,638)	14,638	—	—
UltraShort Japan ProFund
Futures Contracts	98,987	—	—	98,987
Swap Agreements — Goldman Sachs International	54,380	—	—	54,380
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	(359,377)	359,377	—	—
Swap Agreements — UBS AG	(318,684)	318,684	—	—
Basic Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(396,623)	396,623	—	—
Swap Agreements — UBS AG	(374,122)	374,122	—	—
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(4,900,255)	4,900,255	—	—
Swap Agreements — UBS AG	(5,104,991)	5,104,991	—	—
Consumer Goods UltraSector ProFund
Swap Agreements — Goldman Sachs International	(52,746)	52,746	—	—
Swap Agreements — UBS AG	(78,951)	78,951	—	—
Consumer Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	(459,366)	459,366	—	—
Swap Agreements — UBS AG	(471,516)	471,516	—	—
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(110,235)	110,235	—	—
Swap Agreements — UBS AG	(152,077)	152,077	—	—

January 31, 2014 (unaudited) :: Notes to Financial Statements :: 255

	Gross Amounts Not Offset in the Statements of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	$(539,056)	$539,056	$—	$—
Swap Agreements — UBS AG	(612,769)	612,769	—	—
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(533,376)	533,376	—	—
Swap Agreements — UBS AG	(334,896)	334,896	—	—
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	(1,047,628)	1,047,628	—	—
Swap Agreements — UBS AG	(806,049)	806,049	—	—
Mobile Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	(120,698)	120,698	—	—
Swap Agreements — UBS AG	(126,182)	126,182	—	—
Oil & Gas UltraSector ProFund
Swap Agreements — Goldman Sachs International	(438,725)	438,725	—	—
Swap Agreements — UBS AG	(504,522)	504,522	—	—
Oil Equipment, Services & Distribution UltraSector ProFund
Swap Agreements — Goldman Sachs International	(154,471)	154,471	—	—
Swap Agreements — UBS AG	(138,849)	138,849	—	—
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	(190,499)	190,499	—	—
Swap Agreements — UBS AG	(177,011)	177,011	—	—
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	(153,853)	153,853	—	—
Swap Agreements — UBS AG	(201,421)	201,421	—	—
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	(22,459)	22,459	—	—
Swap Agreements — UBS AG	(16,583)	16,583	—	—
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	(94,216)	94,216	—	—
Swap Agreements — UBS AG	(118,665)	118,665	—	—
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(504,087)	504,087	—	—
Swap Agreements — UBS AG	(437,129)	437,129	—	—
Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	(23,082)	23,082	—	—
Swap Agreements — UBS AG	(12,357)	12,357	—	—
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	81,272	—	—	81,272
Swap Agreements — UBS AG	43,625	—	—	43,625
Short Oil & Gas UltraSector ProFund
Swap Agreements — Goldman Sachs International	67,978	—	—	67,978
Swap Agreements — UBS AG	52,771	—	—	52,771
Short Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	3,292	—	—	3,292
Swap Agreements — UBS AG	22,800	—	—	22,800
Short Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	(19,781)	19,781	—	—
Swap Agreements — UBS AG	(4,743)	4,743	—	—
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	524,038	(288,977)	—	235,061
Swap Agreements — Credit Suisse International	346,906	(247,894)	—	99,012
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	(1,391,734)	764,000	—	(627,734)
Swap Agreements — Credit Suisse International	(14,355)	—	—	(14,355)
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	(7,880,213)	7,880,213	—	—
Swap Agreements — Credit Suisse International	(897,589)	897,589	—	—

256 :: Notes to Financial Statements :: January 31, 2014 (unaudited)

	Gross Amounts Not Offset in the Statements of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International	$118,073	$—	$—	$118,073
Forward Currency Contracts — UBS AG	3,097	—	—	3,097
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International	(16,056)	16,056	—	—
Forward Currency Contracts — UBS AG	(10,573)	10,573	—	—

*

The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

**	Financial instruments received are not disclosed on the Statements of Assets and Liabilities because the ProFund does not have effective control of the collateral.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bull ProFund, Europe 30 ProFund, UltraBull ProFund, UltraNASDAQ-100 ProFund, Ultra Japan ProFund, Bear ProFund, UltraBear ProFund and UltraShort NASDAQ-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

January 31, 2014 (unaudited) :: Notes to Financial Statements :: 257

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued a their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

258 :: Notes to Financial Statements :: January 31, 2014 (unaudited)

A summary of the valuations as of January 31, 2014, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$59,113,119	$—	$—	$—	$—	$—	$59,113,119	$—
Repurchase Agreements	—	—	80,489,000	—	—	—	80,489,000	—
Futures Contracts	—	5,138	—	—	—	—	—	5,138
Swap Agreements	—	—	—	90,835	—	—	—	90,835
Total	$59,113,119	$5,138	$80,489,000	$90,835	$—	$—	$139,602,119	$95,973
Mid-Cap ProFund
Common Stocks	$84,030,082	$—	$—	$—	$—	$—	$84,030,082	$—
Repurchase Agreements	—	—	53,270,000	—	—	—	53,270,000	—
Futures Contracts	—	371,721	—	—	—	—	—	371,721
Swap Agreements	—	—	—	296,244	—	—	—	296,244
Total	$84,030,082	$371,721	$53,270,000	$296,244	$—	$—	$137,300,082	$667,965
Small-Cap ProFund
Common Stocks	$10,827,291	$—	$—	$—	$694	$—	$10,827,985	$—
Contingent Right*	—	—	—	—	—	—	—	—
Warrant**	—	—	—	—	—	—	—	—
Repurchase Agreements	—	—	22,219,000	—	—	—	22,219,000	—
Futures Contracts	—	56,879	—	—	—	—	—	56,879
Swap Agreements	—	—	—	46,834	—	—	—	46,834
Total	$10,827,291	$56,879	$22,219,000	$46,834	$694	$—	$33,046,985	$103,713
NASDAQ-100 ProFund
Common Stocks	$39,604,200	$—	$—	$—	$—	$—	$39,604,200	$—
Repurchase Agreements	—	—	19,165,000	—	—	—	19,165,000	—
Futures Contracts	—	120,791	—	—	—	—	—	120,791
Swap Agreements	—	—	—	155,759	—	—	—	155,759
Total	$39,604,200	$120,791	$19,165,000	$155,759	$—	$—	$58,769,200	$276,550
Large-Cap Value ProFund
Common Stocks	$15,693,457	$—	$—	$—	$—	$—	$15,693,457	$—
Total	$15,693,457	$—	$—	$—	$—	$—	$15,693,457	$—
Large-Cap Growth ProFund
Common Stocks	$30,077,087	$—	$—	$—	$—	$—	$30,077,087	$—
Total	$30,077,087	$—	$—	$—	$—	$—	$30,077,087	$—

January 31, 2014 (unaudited) :: Notes to Financial Statements :: 259

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Mid-Cap Value ProFund
Common Stocks	$25,350,471	$—	$—	$—	$—	$—	$25,350,471	$—
Repurchase Agreements	—	—	84,000	—	—	—	84,000	—
Total	$25,350,471	$—	$84,000	$—	$—	$—	$25,434,471	$—
Mid-Cap Growth ProFund
Common Stocks	$30,629,712	$—	$—	$—	$—	$—	$30,629,712	$—
Repurchase Agreements	—	—	1,000	—	—	—	1,000	—
Total	$30,629,712	$—	$1,000	$—	$—	$—	$30,630,712	$—
Small-Cap Value ProFund
Common Stocks	$121,908,820	$—	$—	$—	$—	$—	$121,908,820	$—
Total	$121,908,820	$—	$—	$—	$—	$—	$121,908,820	$—
Small-Cap Growth ProFund
Common Stocks	$13,808,503	$—	$—	$—	$—	$—	$13,808,503	$—
Repurchase Agreements	—	—	70,000	—	—	—	70,000	—
Total	$13,808,503	$—	$70,000	$—	$—	$—	$13,878,503	$—
Europe 30 ProFund
Common Stocks	$19,846,003	$—	$—	$—	$—	$—	$19,846,003	$—
Total	$19,846,003	$—	$—	$—	$—	$—	$19,846,003	$—
UltraBull ProFund
Common Stocks	$59,098,203	$—	$—	$—	$—	$—	$59,098,203	$—
Repurchase Agreements	—	—	33,260,000	—	—	—	33,260,000	—
Futures Contracts	—	7,608	—	—	—	—	—	7,608
Swap Agreements	—	—	—	189,004	—	—	—	189,004
Total	$59,098,203	$7,608	$33,260,000	$189,004	$—	$—	$92,358,203	$196,612
UltraMid-Cap ProFund
Common Stocks	$41,310,915	$—	$—	$—	$—	$—	$41,310,915	$—
Repurchase Agreements	—	—	23,380,000	—	—	—	23,380,000	—
Futures Contracts	—	276,057	—	—	—	—	—	276,057
Swap Agreements	—	—	—	653,179	—	—	—	653,179
Total	$41,310,915	$276,057	$23,380,000	$653,179	$—	$—	$64,690,915	$929,236
UltraSmall-Cap ProFund
Common Stocks	$41,397,733	$—	$—	$—	$1,972	$—	$41,399,705	$—
Contingent Right*	—	—	—	—	—	—	—	—
Warrant**	—	—	—	—	—	—	—	—
Repurchase Agreements	—	—	30,186,000	—	—	—	30,186,000	—
Futures Contracts	—	250,977	—	—	—	—	—	250,977
Swap Agreements	—	—	—	415,097	—	—	—	415,097
Total	$41,397,733	$250,977	$30,186,000	$415,097	$1,972	$—	$71,585,705	$666,074

260 :: Notes to Financial Statements :: January 31, 2014 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraDow 30 ProFund
Common Stocks	$13,415,745	$—	$—	$—	$—	$—	$13,415,745	$—
Repurchase Agreements	—	—	5,428,000	—	—	—	5,428,000	—
Futures Contracts	—	(33,662)	—	—	—	—	—	(33,662)
Swap Agreements	—	—	—	(206,898)	—	—	—	(206,898)
Total	$13,415,745	$(33,662)	$5,428,000	$(206,898)	$—	$—	$18,843,745	$(240,560)
UltraNASDAQ-100 ProFund
Common Stocks	$122,112,949	$—	$—	$—	$—	$—	$122,112,949	$—
Repurchase Agreements	—	—	112,776,000	—	—	—	112,776,000	—
Futures Contracts	—	316,643	—	—	—	—	—	316,643
Swap Agreements	—	—	—	1,540,277	—	—	—	1,540,277
Total	$122,112,949	$316,643	$112,776,000	$1,540,277	$—	$—	$234,888,949	$1,856,920
UltraInternational ProFund
Repurchase Agreements	$—	$—	$56,684,000	$—	$—	$—	$56,684,000	$—
Swap Agreements	—	—	—	(1,585,714)	—	—	—	(1,585,714)
Total	$—	$—	$56,684,000	$(1,585,714)	$—	$—	$56,684,000	$(1,585,714)
UltraEmerging Markets ProFund
Common Stocks	$13,137,485	$—	$—	$—	$—	$—	$13,137,485	$—
Preferred Stocks	2,337,413	—	—	—	—	—	2,337,413	—
Repurchase Agreements	—	—	5,101,000	—	—	—	5,101,000	—
Swap Agreements	—	—	—	(170,574)	—	—	—	(170,574)
Total	$15,474,898	$—	$5,101,000	$(170,574)	$—	$—	$20,575,898	$(170,574)
UltraLatin America ProFund
Common Stocks	$5,337,626	$—	$—	$—	$—	$—	$5,337,626	$—
Preferred Stocks	1,961,928	—	—	—	—	—	1,961,928	—
Repurchase Agreements	—	—	2,430,000	—	—	—	2,430,000	—
Swap Agreements	—	—	—	(159,196)	—	—	—	(159,196)
Total	$7,299,554	$—	$2,430,000	$(159,196)	$—	$—	$9,729,554	$(159,196)
UltraChina ProFund
Common Stocks	$11,305,784	$—	$—	$—	$—	$—	$11,305,784	$—
Repurchase Agreements	—	—	3,582,000	—	—	—	3,582,000	—
Swap Agreements	—	—	—	171,264	—	—	—	171,264
Total	$11,305,784	$—	$3,582,000	$171,264	$—	$—	$14,887,784	$171,264
UltraJapan ProFund
Repurchase Agreements	$—	$—	$55,400,000	$—	$—	$—	$55,400,000	$—
Futures Contracts	—	(4,622,125)	—	—	—	—	—	(4,622,125)
Swap Agreement	—	—	—	(1,333,895)	—	—	—	(1,333,895)
Total	$—	$(4,622,125)	$55,400,000	$(1,333,895)	$—	$—	$55,400,000	$(5,956,020)

January 31, 2014 (unaudited) :: Notes to Financial Statements :: 261

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bear ProFund
Repurchase Agreements	$—	$—	$46,050,000	$—	$—	$—	$46,050,000	$—
Futures Contracts	—	(2,696)	—	—	—	—	—	(2,696)
Swap Agreements	—	—	—	50,016	—	—	—	50,016
Total	$—	$(2,696)	$46,050,000	$50,016	$—	$—	$46,050,000	$47,320
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$2,468,000	$—	$—	$—	$2,468,000	$—
Futures Contracts	—	11,404	—	—	—	—	—	11,404
Swap Agreements	—	—	—	(8,992)	—	—	—	(8,992)
Total	$—	$11,404	$2,468,000	$(8,992)	$—	$—	$2,468,000	$2,412
Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$7,257,000	$—	$—	$—	$7,257,000	$—
Futures Contracts	—	6,943	—	—	—	—	—	6,943
Swap Agreements	—	—	—	(14,665)	—	—	—	(14,665)
Total	$—	$6,943	$7,257,000	$(14,665)	$—	$—	$7,257,000	$(7,722)
UltraBear ProFund
Repurchase Agreements	$—	$—	$24,074,000	$—	$—	$—	$24,074,000	$—
Futures Contracts	—	28,898	—	—	—	—	—	28,898
Swap Agreements	—	—	—	(21,660)	—	—	—	(21,660)
Total	$—	$28,898	$24,074,000	$(21,660)	$—	$—	$24,074,000	$7,238
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$4,547,000	$—	$—	$—	$4,547,000	$—
Futures Contracts	—	(13,684)	—	—	—	—	—	(13,684)
Swap Agreements	—	—	—	(77,010)	—	—	—	(77,010)
Total	$—	$(13,684)	$4,547,000	$(77,010)	$—	$—	$4,547,000	$(90,694)
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$20,764,000	$—	$—	$—	$20,764,000	$—
Futures Contracts	—	(11,671)	—	—	—	—	—	(11,671)
Swap Agreements	—	—	—	(180,043)	—	—	—	(180,043)
Total	$—	$(11,671)	$20,764,000	$(180,043)	$—	$—	$20,764,000	$(191,714)
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$8,932,000	$—	$—	$—	$8,932,000	$—
Futures Contracts	—	40,306	—	—	—	—	—	40,306
Swap Agreements	—	—	—	132,403	—	—	—	132,403
Total	$—	$40,306	$8,932,000	$132,403	$—	$—	$8,932,000	$172,709

262 :: Notes to Financial Statements :: January 31, 2014 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$13,083,000	$—	$—	$—	$13,083,000	$—
Futures Contracts	—	30,215	—	—	—	—	—	30,215
Swap Agreements	—	—	—	(112,724)	—	—	—	(112,724)
Total	$—	$30,215	$13,083,000	$(112,724)	$—	$—	$13,083,000	$(82,509)
UltraShort International ProFund
Repurchase Agreements	$—	$—	$4,579,000	$—	$—	$—	$4,579,000	$—
Swap Agreements	—	—	—	119,534	—	—	—	119,534
Total	$—	$—	$4,579,000	$119,534	$—	$—	$4,579,000	$119,534
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$15,136,000	$—	$—	$—	$15,136,000	$—
Swap Agreements	—	—	—	182,814	—	—	—	182,814
Total	$—	$—	$15,136,000	$182,814	$—	$—	$15,136,000	$182,814
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$7,527,000	$—	$—	$—	$7,527,000	$—
Swap Agreements	—	—	—	156,560	—	—	—	156,560
Total	$—	$—	$7,527,000	$156,560	$—	$—	$7,527,000	$156,560
UltraShort China ProFund
Repurchase Agreements	$—	$—	$3,984,000	$—	$—	$—	$3,984,000	$—
Swap Agreements	—	—	—	(23,676)	—	—	—	(23,676)
Total	$—	$—	$3,984,000	$(23,676)	$—	$—	$3,984,000	$(23,676)
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$2,440,000	$—	$—	$—	$2,440,000	$—
Futures Contracts	—	287,918	—	—	—	—	—	287,918
Swap Agreements	—	—	—	54,380	—	—	—	54,380
Total	$—	$287,918	$2,440,000	$54,380	$—	$—	$2,440,000	$342,298
Banks UltraSector ProFund
Common Stocks	$15,580,388	$—	$—	$—	$—	$—	$15,580,388	$—
Repurchase Agreements	—	—	8,597,000	—	—	—	8,597,000	—
Swap Agreements	—	—	—	(678,061)	—	—	—	(678,061)
Total	$15,580,388	$—	$8,597,000	$(678,061)	$—	$—	$24,177,388	$(678,061)

January 31, 2014 (unaudited) :: Notes to Financial Statements :: 263

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Basic Materials UltraSector ProFund
Common Stocks	$16,761,385	$—	$—	$—	$—	$—	$16,761,385	$—
Repurchase Agreements	—	—	7,853,000	—	—	—	7,853,000	—
Swap Agreements	—	—	—	(770,745)	—	—	—	(770,745)
Total	$16,761,385	$—	$7,853,000	$(770,745)	$—	$—	$24,614,385	$(770,745)
Biotechnology UltraSector ProFund
Common Stocks	$361,003,282	$—	$—	$—	$—	$—	$361,003,282	$—
Repurchase Agreements	—	—	207,828,000	—	—	—	207,828,000	—
Swap Agreements	—	—	—	(10,005,246)	—	—	—	(10,005,246)
Total	$361,003,282	$—	$207,828,000	$(10,005,246)	$—	$—	$568,831,282	$(10,005,246)
Consumer Goods UltraSector ProFund
Common Stocks	$3,642,407	$—	$—	$—	$—	$—	$3,642,407	$—
Repurchase Agreements	—	—	1,446,000	—	—	—	1,446,000	—
Swap Agreements	—	—	—	(131,697)	—	—	—	(131,697)
Total	$3,642,407	$—	$1,446,000	$(131,697)	$—	$—	$5,088,407	$(131,697)
Consumer Services UltraSector ProFund
Common Stocks	$29,615,077	$—	$—	$—	$—	$—	$29,615,077	$—
Repurchase Agreements	—	—	11,063,000	—	—	—	11,063,000	—
Swap Agreements	—	—	—	(930,882)	—	—	—	(930,882)
Total	$29,615,077	$—	$11,063,000	$(930,882)	$—	$—	$40,678,077	$(930,882)
Financials UltraSector ProFund
Common Stocks	$7,966,038	$—	$—	$—	$—	$—	$7,966,038	$—
Repurchase Agreements	—	—	3,215,000	—	—	—	3,215,000	—
Swap Agreements	—	—	—	(262,312)	—	—	—	(262,312)
Total	$7,966,038	$—	$3,215,000	$(262,312)	$—	$—	$11,181,038	$(262,312)
Health Care UltraSector ProFund
Common Stocks	$22,936,217	$—	$—	$—	$—	$—	$22,936,217	$—
Repurchase Agreements	—	—	12,601,000	—	—	—	12,601,000	—
Swap Agreements	—	—	—	(1,151,825)	—	—	—	(1,151,825)
Total	$22,936,217	$—	$12,601,000	$(1,151,825)	$—	$—	$35,537,217	$(1,151,825)

264 :: Notes to Financial Statements :: January 31, 2014 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Industrials UltraSector ProFund
Common Stocks	$18,000,950	$—	$—	$—	$—	$—	$18,000,950	$—
Repurchase Agreements	—	—	8,682,000	—	—	—	8,682,000	—
Swap Agreements	—	—	—	(868,272)	—	—	—	(868,272)
Total	$18,000,950	$—	$8,682,000	$(868,272)	$—	$—	$26,682,950	$(868,272)
Internet UltraSector ProFund
Common Stocks	$70,572,147	$—	$—	$—	$—	$—	$70,572,147	$—
Repurchase Agreements	—	—	34,432,000	—	—	—	34,432,000	—
Swap Agreements	—	—	—	(1,853,677)	—	—	—	(1,853,677)
Total	$70,572,147	$—	$34,432,000	$(1,853,677)	$—	$—	$105,004,147	$(1,853,677)
Mobile Telecommunications UltraSector ProFund
Common Stocks	$4,294,136	$—	$—	$—	$—	$—	$4,294,136	$—
Repurchase Agreements	—	—	2,782,000	—	—	—	2,782,000	—
Swap Agreements	—	—	—	(246,880)	—	—	—	(246,880)
Total	$4,294,136	$—	$2,782,000	$(246,880)	$—	$—	$7,076,136	$(246,880)
Oil & Gas UltraSector ProFund
Common Stocks	$24,736,919	$—	$—	$—	$—	$—	$24,736,919	$—
Repurchase Agreements	—	—	10,686,000	—	—	—	10,686,000	—
Swap Agreements	—	—	—	(943,247)	—	—	—	(943,247)
Total	$24,736,919	$—	$10,686,000	$(943,247)	$—	$—	$35,422,919	$(943,247)
Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$9,668,072	$—	$—	$—	$—	$—	$9,668,072	$—
Repurchase Agreements	—	—	4,778,000	—	—	—	4,778,000	—
Swap Agreements	—	—	—	(293,320)	—	—	—	(293,320)
Total	$9,668,072	$—	$4,778,000	$(293,320)	$—	$—	$14,446,072	$(293,320)
Pharmaceuticals UltraSector ProFund
Common Stocks	$10,181,697	$—	$—	$—	$—	$—	$10,181,697	$—
Repurchase Agreements	—	—	4,999,000	—	—	—	4,999,000	—
Swap Agreements	—	—	—	(367,510)	—	—	—	(367,510)
Total	$10,181,697	$—	$4,999,000	$(367,510)	$—	$—	$15,180,697	$(367,510)

January 31, 2014 (unaudited) :: Notes to Financial Statements :: 265

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Precious Metals UltraSector ProFund
Common Stocks	$16,393,237	$—	$—	$—	$—	$—	$16,393,237	$—
Repurchase Agreements	—	—	8,437,000	—	—	—	8,437,000	—
Swap Agreements	—	—	—	(355,274)	—	—	—	(355,274)
Total	$16,393,237	$—	$8,437,000	$(355,274)	$—	$—	$24,830,237	$(355,274)
Real Estate UltraSector ProFund
Common Stocks	$13,736,492	$—	$—	$—	$—	$—	$13,736,492	$—
Repurchase Agreements	—	—	4,533,000	—	—	—	4,533,000	—
Swap Agreements	—	—	—	(39,042)	—	—	—	(39,042)
Total	$13,736,492	$—	$4,533,000	$(39,042)	$—	$—	$18,269,492	$(39,042)
Semiconductor UltraSector ProFund
Common Stocks	$7,124,934	$—	$—	$—	$—	$—	$7,124,934	$—
Repurchase Agreements	—	—	3,612,000	—	—	—	3,612,000	—
Swap Agreements	—	—	—	(212,881)	—	—	—	(212,881)
Total	$7,124,934	$—	$3,612,000	$(212,881)	$—	$—	$10,736,934	$(212,881)
Technology UltraSector ProFund
Common Stocks	$27,358,338	$—	$—	$—	$—	$—	$27,358,338	$—
Repurchase Agreements	—	—	14,537,000	—	—	—	14,537,000	—
Swap Agreements	—	—	—	(941,216)	—	—	—	(941,216)
Total	$27,358,338	$—	$14,537,000	$(941,216)	$—	$—	$41,895,338	$(941,216)
Telecommunications UltraSector ProFund
Common Stocks	$2,402,585	$—	$—	$—	$—	$—	$2,402,585	$—
Repurchase Agreements	—	—	1,954,000	—	—	—	1,954,000	—
Swap Agreements	—	—	—	(35,439)	—	—	—	(35,439)
Total	$2,402,585	$—	$1,954,000	$(35,439)	$—	$—	$4,356,585	$(35,439)
Utilities UltraSector ProFund
Common Stocks	$6,543,730	$—	$—	$—	$—	$—	$6,543,730	$—
Repurchase Agreements	—	—	2,754,000	—	—	—	2,754,000	—
Swap Agreements	—	—	—	124,897	—	—	—	124,897
Total	$6,543,730	$—	$2,754,000	$124,897	$—	$—	$9,297,730	$124,897
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$3,452,000	$—	$—	$—	$3,452,000	$—
Swap Agreements	—	—	—	120,749	—	—	—	120,749
Total	$—	$—	$3,452,000	$120,749	$—	$—	$3,452,000	$120,749

266 :: Notes to Financial Statements :: January 31, 2014 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$9,674,000	$—	$—	$—	$9,674,000	$—
Swap Agreements	—	—	—	26,092	—	—	—	26,092
Total	$—	$—	$9,674,000	$26,092	$—	$—	$9,674,000	$26,092
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$3,299,000	$—	$—	$—	$3,299,000	$—
Swap Agreements	—	—	—	(24,524)	—	—	—	(24,524)
Total	$—	$—	$3,299,000	$(24,524)	$—	$—	$3,299,000	$(24,524)
U.S. Government Plus ProFund
U.S. Treasury Obligations	$—	$—	$9,978,947	$—	$—	$—	$9,978,947	$—
Repurchase Agreements	—	—	15,251,000	—	—	—	15,251,000	—
Swap Agreements	—	—	—	870,944	—	—	—	870,944
Total	$—	$—	$25,229,947	$870,944	$—	$—	$25,229,947	$870,944
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$48,602,000	$—	$—	$—	$48,602,000	$—
Swap Agreements	—	—	—	(1,406,089)	—	—	—	(1,406,089)
Total	$—	$—	$48,602,000	$(1,406,089)	$—	$—	$48,602,000	$(1,406,089)
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$126,484,000	$—	$—	$—	$126,484,000	$—
Swap Agreements	—	—	—	(8,777,802)	—	—	—	(8,777,802)
Total	$—	$—	$126,484,000	$(8,777,802)	$—	$—	$126,484,000	$(8,777,802)
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$25,651,000	$—	$—	$—	$25,651,000	$—
Forward Currency Contracts	—	—	—	121,170	—	—	—	121,170
Total	$—	$—	$25,651,000	$121,170	$—	$—	$25,651,000	$121,170
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$5,494,000	$—	$—	$—	$5,494,000	$—
Forward Currency Contracts	—	—	—	(26,629)	—	—	—	(26,629)
Total	$—	$—	$5,494,000	$(26,629)	$—	$—	$5,494,000	$(26,629)

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*	Contingent Rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.
**	Warrants were valued at $0 and categorized as Level 2 within the fair value hierarchy.

January 31, 2014 (unaudited) :: Notes to Financial Statements :: 267

The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

Small-Cap ProFund

Type of Asset	Balance as of July 31, 2013	Net Realized Gains/ (Losses)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers in/(out) of Level 3	Balance as of January 31, 2014
Investment Securities:
Common Stocks:
Coal	$—	$—	$—	$—	$—	$694	$694
Total Investment Securities	$—	$—	$—	$—	$—	$694	$694

UltraSmall-Cap ProFund

Type of Asset	Balance as of July 31, 2013	Net Realized Gains/ (Losses)	Change in Net Unrealized Appreciation/ Depreciation	Gross Purchases	Gross Sales	Transfers in/(out) of Level 3	Balance as of January 31, 2014
Investment Securities:
Common Stocks:
Coal	$—	$—	$—	$—	$—	$1,972	$1,972
Total Investment Securities	$—	$—	$—	$—	$—	$1,972	$1,972

4. Fees and Transactions with Affiliates

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFunds net assets in excess of $2 billion. During the period ended January 31, 2014, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds, Citi receives an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. Deutsche Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Cash Management Portfolio in which the Money Market ProFund, another portfolio in the Trust, invests its assets. DIMA has committed to provide the Distributors with additional resources to enhance the visibility and distribution of the Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Money Market ProFund.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pay each

268 :: Notes to Financial Statements :: January 31, 2014 (unaudited)

Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended January 31, 2014, actual Trustee compensation was $313,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) as follows:

	For the Period December 1, 2012 through November 30, 2013		For the Period December 1, 2013 through November 30, 2014
	Investor Class	Service Class	Investor Class	Service Class
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap ProFund	1.78%	2.78%	1.95%	2.95%
Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
NASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.78%	2.78%	1.95%	2.95%
Large-Cap Growth ProFund	1.95%	2.95%	1.78%	2.78%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.78%	2.78%	1.95%	2.95%
UltraSmall-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraDow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraNASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraInternational ProFund	1.78%	2.78%	1.95%	2.95%
UltraEmerging Markets ProFund	1.95%	2.95%	1.95%	2.95%
UltraLatin America ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.78%	2.78%	1.78%	2.78%
UltraJapan ProFund	1.78%	2.78%	1.78%	2.78%
Bear ProFund	1.95%	2.95%	1.95%	2.95%
Short Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Short NASDAQ-100 ProFund	1.78%	2.78%	1.78%	2.78%
UltraBear ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort NASDAQ-100 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.95%	2.95%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
Banks UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Basic Materials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Biotechnology UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Consumer Goods UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Consumer Services UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Financials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Health Care UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Industrials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Internet UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Mobile Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Oil & Gas UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Oil Equipment, Services & Distribution UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Pharmaceuticals UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Real Estate UltraSector ProFund	1.78%	2.78%	1.78%	2.78%

January 31, 2014 (unaudited) :: Notes to Financial Statements :: 269

	For the Period December 1, 2012 through November 30, 2013		For the Period December 1, 2013 through November 30, 2014
	Investor Class	Service Class	Investor Class	Service Class
Semiconductor UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Technology UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Utilities UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Short Oil & Gas ProFund	1.78%	2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.78%	2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising U.S. Dollar ProFund	1.95%	2.95%	1.95%	2.95%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of January 31, 2014, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/14	Expires 11/30/15	Expires 11/30/16	Expires 11/30/17	Total
Small-Cap ProFund	$31,832	$53,917	$65,670	$1,198	$152,617
Large-Cap Value ProFund	24,132	9,017	4,594	—	37,743
Large-Cap Growth ProFund	18,839	116	—	—	18,955
Mid-Cap Value ProFund	16,938	66,891	29,201	7,964	120,994
Mid-Cap Growth ProFund	23,320	55,749	19,877	3,505	102,451
Small-Cap Growth ProFund	26,940	74,551	29,355	359	131,205
Europe 30 ProFund	8,381	21,374	—	1,238	30,993
UltraDow 30 ProFund	5,006	77,494	31,849	194	114,543
UltraChina ProFund	43,900	28,744	—	425	73,069
UltraJapan ProFund	31,661	35,166	—	—	66,827
Bear ProFund	—	11,201	—	—	11,201
Short Small-Cap ProFund	6,045	83,659	95,321	3,053	188,078
Short NASDAQ-100 ProFund	30,656	24,638	21,590	2,994	79,878
UltraShort Mid-Cap ProFund	28,874	38,404	29,579	3,236	100,093
UltraShort Small-Cap ProFund	55,247	56,215	23,660	539	135,661
UltraShort Dow 30 ProFund	30,734	64,961	55,448	10,547	161,690
UltraShort NASDAQ-100 ProFund	—	25,306	19,132	5,581	50,019
UltraShort International ProFund	2,741	1,698	9,129	6,532	20,100
UltraShort Emerging Markets ProFund	6,908	45,541	16,494	2,765	71,708
UltraShort Latin America ProFund	36,785	37,300	23,124	4,560	101,769
UltraShort China ProFund	26,436	33,842	29,053	4,452	93,783
UltraShort Japan ProFund	36,187	33,829	26,586	4,426	101,028
Banks UltraSector ProFund	25,564	20,691	—	—	46,255
Basic Materials UltraSector ProFund	377	—	—	—	377
Consumer Goods UltraSector ProFund	37,613	36,565	25,503	2,653	102,334
Consumer Services UltraSector ProFund	37,755	32,108	—	—	69,863
Financials UltraSector ProFund	30,245	36,058	21,684	1,281	89,268
Health Care UltraSector ProFund	26,395	37,251	—	—	63,646
Industrials UltraSector ProFund	26,308	52,235	—	—	78,543
Mobile Telecommunications UltraSector ProFund	36,865	26,405	16,355	2,291	81,916
Oil Equipment, Services & Distribution UltraSector ProFund	—	46	5,128	—	5,174
Pharmaceuticals UltraSector ProFund	23,843	30,252	4,329	—	58,424
Real Estate UltraSector ProFund	15,706	21,308	4,351	1,126	42,491
Semiconductor UltraSector ProFund	29,399	32,413	25,879	4,847	92,538
Technology UltraSector ProFund	4,438	19,851	17,124	1,183	42,596
Telecommunications UltraSector ProFund	32,196	25,809	35,660	4,616	98,281
Utilities UltraSector ProFund	22,020	28,035	37,539	789	88,383
Short Oil & Gas ProFund	39,563	25,492	25,367	4,204	94,626
Short Precious Metals ProFund	37,576	31,910	17,851	—	87,337
Short Real Estate ProFund	22,049	30,821	26,822	2,259	81,951
Falling U.S. Dollar ProFund	—	41,779	13,719	12,172	67,670

270 :: Notes to Financial Statements :: January 31, 2014 (unaudited)

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2014 were as follows:

	Purchases	Sales
Bull ProFund	$26,291,126	$9,643,287
Mid-Cap ProFund	73,739,409	5,563,675
Small-Cap ProFund	4,772	357,994
NASDAQ-100 ProFund	27,958,138	16,699,451
Large-Cap Value ProFund	50,290,687	63,242,849
Large-Cap Growth ProFund	89,738,977	81,337,504
Mid-Cap Value ProFund	68,708,864	69,491,638
Mid-Cap Growth ProFund	93,180,325	79,494,943
Small-Cap Value ProFund	261,138,766	191,306,394
Small-Cap Growth ProFund	103,531,587	116,655,148
Europe 30 ProFund	78,049,551	68,752,886
Ultra Bull Profund	160,556,385	149,885,646
UltraMid-Cap ProFund	3,444,263	2,745,397
UltraSmall-Cap ProFund	14,660,095	1,174,924
UltraDow 30 ProFund	7,393,304	11,073,465
UltraNASDAQ-100 ProFund	20,561,937	3,396,245
UltraEmerging Markets ProFund	27,056,588	24,361,201
UltraLatin America ProFund	8,484,143	9,884,236
UltraChina ProFund	26,570,127	24,608,541
Banks UltraSector ProFund	4,787,253	11,678,753
Basic Materials UltraSector ProFund	19,698,735	10,470,841
Biotechnology UltraSector ProFund	137,057,329	17,946,514
Consumer Goods UltraSector ProFund	1,844,544	4,182,955
Consumer Services UltraSector ProFund	13,266,217	11,682,938
Financials UltraSector ProFund	1,600,855	7,451,783
Health Care UltraSector ProFund	22,889,577	17,697,815
Industrials UltraSector ProFund	52,485,378	46,304,432
Internet UltraSector ProFund	66,827,102	26,444,258
Mobile Telecommunications UltraSector ProFUnd	3,710,623	4,844,575
Oil & Gas UltraSector ProFund	938,591	3,072,915
Oil Equipment, Services & Distribution UltraSector ProFund	8,292,081	7,892,737
Pharmaceuticals UltraSector ProFund	3,568,907	2,594,328
Precious Metals UltraSector ProFund	17,771,771	17,905,129
Real Estate UltraSector ProFund	11,549,518	13,762,124
Semiconductor UltraSector ProFund	8,798,538	3,446,845
Technology UltraSector ProFund	28,816,771	6,314,608
Telecommunications UltraSector ProFund	7,335,998	6,852,308
Utilities UltraSector ProFund	16,715,360	20,763,524

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2014 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$253,651,991	$269,680,878

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds obtain exposure through derivatives. Investing in derivatives may be considered aggressive and expose a ProFund to greater risks than investing directly in the reference asset(s) underlying those derivatives. These risks include counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When a ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the ProFund from achieving its investment objective. The use of derivatives also exposes a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a

January 31, 2014 (unaudited) :: Notes to Financial Statements :: 271 financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired. A ProFund may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, the ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the ProFund’s return.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund that is more diversified. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities or financial instruments not included in the benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing events may hinder a ProFund’s ability to meet its daily investment objective on that day. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

Counterparty Risk

The ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds. A ProFund may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and

272 :: Notes to Financial Statements :: January 31, 2014 (unaudited)

a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

Exposure to Debt Instrument Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the values of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as the ProFund may have to reinvest the proceeds received at lower interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a ProFund may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by or guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Markets for the securities in which the ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent a ProFund from limiting losses, realizing gains, or achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax year ended in 2013, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2013
Europe 30 ProFund	$109,315	$—	$109,315	$—	$109,315
October 31, 2013
NASDAQ-100 ProFund	530,380	366,236	896,616	—	896,616
Large-Cap Value ProFund	500,052	—	500,052	—	500,052
Large-Cap Growth ProFund	78,726	—	78,726	—	78,726
Mid-Cap Value ProFund	30,565	—	30,565	—	30,565
Small-Cap Value ProFund	5,199	—	5,199	—	5,199
UltraEmerging Markets ProFund	21,104	—	21,104	—	21,104
UltraLatin America ProFund	101,066	—	101,066	—	101,066
Internet UltraSector ProFund	—	1,441,597	1,441,597	—	1,441,597
Pharmaceuticals UltraSector ProFund	31,453	—	31,453	—	31,453
Real Estate UltraSector ProFund	55,052	—	55,052	—	55,052
Semiconductor UltraSector ProFund	3,920	—	3,920	3,637	7,557
Telecommunications UltraSector ProFund	52,704	—	52,704	—	52,704
Utilities UltraSector ProFund	141,596	—	141,596	—	141,596

The tax character of dividends paid to shareholders during the applicable tax year ended in 2012, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2012
Europe 30 ProFund	$397,538	$—	$397,538	$—	$397,538
October 31, 2012
UltraEmerging Markets ProFund	151,521	—	151,521	—	151,521
UltraLatin America ProFund	293,214	—	293,214	—	293,214
Pharmaceuticals UltraSector ProFund	24,525	—	24,525	—	24,525
Real Estate UltraSector ProFund	48,865	—	48,865	—	48,865
Semiconductor UltraSector ProFund	10,239	—	10,239	8,259	18,498
Telecommunications UltraSector ProFund	61,482	—	61,482	—	61,482
Utilities UltraSector ProFund	143,766	—	143,766	—	143,766

January 31, 2014 (unaudited) :: Notes to Financial Statements :: 273

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
December 31, 2013
Bull ProFund	$—	$—	$—	$(24,433,638)	$16,541,538	$(7,892,100)
Europe 30 ProFund	173,729	—	—	(9,512,817)	1,511,547	(7,827,541)
UltraBull ProFund	—	—	—	(57,192,898)	11,053,057	(46,139,841)
UltraNASDAQ-100 ProFund	—	—	—	(228,742,915)	45,020,596	(183,722,319)
UltraJapan ProFund	—	—	—	(90,173,014)	801,520	(89,371,494)
Bear ProFund	—	—	—	(88,510,612)	(85,590)	(88,596,202)
UltraBear ProFund	—	—	—	(236,477,903)	(212,678)	(236,690,581)
UltraShort NASDAQ-100 ProFund	—	—	—	(202,247,953)	(131,351)	(202,379,304)
October 31, 2013
Mid-Cap ProFund	1,857,123	529,659	—	—	6,282,295	8,669,077
Small-Cap ProFund	—	—	—	(22,346,599)	2,280,344	(20,066,255)
NASDAQ-100 ProFund	1,071,787	891,432	—	—	11,693,695	13,656,914
Large-Cap Value ProFund	784,423	573,301	—	—	4,278,967	5,636,691
Large-Cap Growth ProFund	—	708,311	—	(34,074)	4,032,048	4,706,285
Mid-Cap Value ProFund	—	—	—	(488,567)	2,740,592	2,252,025
Mid-Cap Growth ProFund	—	—	—	(14,943,319)	3,570,741	(11,372,578)
Small-Cap Value ProFund	—	—	—	(25,753,316)	8,301,321	(17,451,995)
Small-Cap Growth ProFund	—	—	—	(1,454,509)	3,467,165	2,012,656
UltraMid-Cap ProFund	—	—	—	(1,217,339)	10,829,129	9,611,790
UltraSmall-Cap ProFund	—	—	—	(21,537,713)	6,541,424	(14,996,289)
UltraDow 30 ProFund	—	—	—	(13,332,301)	4,397,631	(8,934,670)
UltraInternational ProFund	—	—	—	(23,265,185)	(595,409)	(23,860,594)
UltraEmerging Markets ProFund	22,116	—	—	(260,856,759)	(1,320,651)	(262,155,294)
UltraLatin America ProFund	10,582	—	—	(15,230,918)	(1,181,031)	(16,401,367)
UltraChina ProFund	—	—	—	(5,791,927)	3,134,205	(2,657,722)
Short Small-Cap ProFund	—	—	—	(52,544,741)	156,376	(52,388,365)
Short NASDAQ-100 ProFund	—	—	—	(25,082,074)	(45,495)	(25,127,569)
UltraShort Mid-Cap ProFund	—	—	—	(23,722,285)	11,860	(23,710,425)
UltraShort Small-Cap ProFund	—	—	—	(137,402,995)	619,391	(136,783,604)
UltraShort Dow 30 ProFund	—	—	—	(23,207,016)	8,960	(23,198,056)
UltraShort International ProFund	—	—	—	(65,818,709)	39,085	(65,779,624)
UltraShort Emerging Markets ProFund	—	—	—	(101,488,211)	43,035	(101,445,176)
UltraShort Latin America ProFund	—	—	—	(19,843,512)	73,476	(19,770,036)
UltraShort China ProFund	—	—	—	(9,805,533)	(102,177)	(9,907,710)
UltraShort Japan ProFund	—	—	—	(9,681,335)	5,189	(9,676,146)
Banks UltraSector ProFund	—	—	—	(6,575,074)	1,509,040	(5,066,034)
Basic Materials UltraSector ProFund	—	—	—	(41,271,355)	1,935,099	(39,336,256)
Biotechnology UltraSector ProFund	51,014,202	213,959	—	—	55,311,704	106,539,865
Consumer Goods UltraSector ProFund	—	—	—	(1,247,322)	993,484	(253,838)
Consumer Services UltraSector ProFund	1,107,212	—	—	—	5,214,734	6,321,946
Financials UltraSector ProFund	—	—	—	(13,951,717)	319,947	(13,631,770)
Health Care UltraSector ProFund	—	—	—	(2,363,766)	3,970,180	1,606,414
Industrials UltraSector ProFund	—	—	—	(1,396,150)	2,435,883	1,039,733
Internet UltraSector ProFund	5,006,647	—	—	—	9,194,769	14,201,416
Mobile Telecommunications UltraSector ProFund	—	—	—	(7,736,926)	1,614,052	(6,122,874)
Oil & Gas UltraSector ProFund	—	—	—	(12,274,474)	16,623,807	4,349,333
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	(26,007,391)	1,985,732	(24,021,659)
Pharmaceuticals UltraSector ProFund	—	287,673	—	(63,547)	2,130,225	2,354,351
Precious Metals UltraSector ProFund	—	—	—	(95,000,034)	(7,221,300)	(102,221,334)
Real Estate UltraSector ProFund	23,489	—	—	(21,214,013)	3,788,921	(17,401,603)
Semiconductor UltraSector ProFund	—	—	—	(14,076,476)	(105,464)	(14,181,940)
Technology UltraSector ProFund	—	—	—	(6,214,435)	2,275,825	(3,938,610)
Telecommunications UltraSector ProFund	21,394	—	—	(1,577,588)	572,698	(983,496)
Utilities UltraSector ProFund	53,809	—	—	(16,420,338)	1,525,826	(14,840,703)

274 :: Notes to Financial Statements :: January 31, 2014 (unaudited)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
Short Oil & Gas ProFund	$—	$—	$—	$(19,883,518)	$(38,206)	$(19,921,724)
Short Precious Metals ProFund	—	—	—	(20,289,647)	(91,040)	(20,380,687)
Short Real Estate ProFund	—	—	—	(60,596,230)	64,115	(60,532,115)
U.S. Government Plus ProFund	—	—	—	(8,585,062)	(145,251)	(8,730,313)
Rising Rates Opportunity 10 ProFund	—	—	—	(21,813,718)	(313,111)	(22,126,829)
Rising Rates Opportunity ProFund	—	—	—	(166,311,333)	(2,290,240)	(168,601,573)
Rising U.S. Dollar ProFund	—	—	—	(6,075,682)	—	(6,075,682)
Falling U.S. Dollar ProFund	—	—	—	(1,570,966)	—	(1,570,966)

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2013 and December 31, 2013, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2014 and December 31, 2014:

Qualified Late Year Capital Losses
December 31 tax year end ProFunds
Bear ProFund	$1,539,980
UltraBear ProFund	1,978,774
UltraShort NASDAQ-100 ProFund	1,545,261

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Small-Cap ProFund	$215,717
Large-Cap Growth ProFund	34,074
Mid-Cap Value ProFund	5,296
Mid-Cap Growth ProFund	148,704
Small-Cap Value ProFund	204,724
Small-Cap Growth ProFund	232,084
UltraMid-Cap ProFund	373,111
UltraSmall-Cap ProFund	360,680
UltraDow 30 ProFund	67,210
UltraInternational ProFund	409,115
UltraChina ProFund	3,904
Short Small-Cap ProFund	172,967
Short NASDAQ-100 ProFund	197,928
UltraShort Mid-Cap ProFund	46,450
UltraShort Small-Cap ProFund	339,833
UltraShort Dow 30 ProFund	145,286
UltraShort International ProFund	162,058
UltraShort Emerging Markets ProFund	157,014
UltraShort Latin America ProFund	63,528
UltraShort China ProFund	41,813
UltraShort Japan ProFund	73,126
Banks UltraSector ProFund	117,741
Basic Materials UltraSector ProFund	40,943
Consumer Goods UltraSector ProFund	35,159
Financials UltraSector ProFund	97,521
Health Care UltraSector ProFund	147,679
Industrials UltraSector ProFund	87,325
Mobile Telecommunications UltraSector ProFund	204,550
Oil & Gas UltraSector ProFund	85,436
Oil Equipment, Services & Distribution UltraSector ProFund	89,379
Pharmaceuticals UltraSector ProFund	63,547
Semiconductor UltraSector ProFund	20,736
Technology UltraSector ProFund	57,634
Short Oil & Gas ProFund	46,173
Short Precious Metals ProFund	158,663
Short Real Estate ProFund	77,580
Rising Rates Opportunity 10 ProFund	579,092

January 31, 2014 (unaudited) :: Notes to Financial Statements :: 275

Qualified Late Year Ordinary Losses
Rising Rates Opportunity ProFund	$1,636,075
Rising U.S. Dollar ProFund	1,110,070
Falling U.S. Dollar ProFund	139,948

As of the end of their respective tax years ended October 31, 2013 and December 31, 2013, the following ProFunds have capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
December 31 tax year end ProFunds
Bull ProFund	$—	$—	$—	$24,433,638	$—	$—	$24,433,638
Europe 30 ProFund	—	—	2,424,273	1,126,888	5,293,628	—	8,844,789
UltraBull ProFund	—	—	35,512,778	21,680,120	—	—	57,192,898
UltraNASDAQ-100 ProFund	—	—	228,742,915	—	—	—	228,742,915
UltraJapan ProFund	8,203,173	19,441,046	58,133,440	—	4,395,355	—	90,173,014
Bear ProFund	—	—	—	29,734,887	27,224,744	—	56,959,631
UltraBear ProFund	9,327,306	28,548,861	—	95,770,801	45,770,369	—	179,417,337
UltraShort NASDAQ-100 ProFund	40,417,926	54,052,522	—	56,065,314	24,229,670	—	174,765,432
October 31 tax year end ProFunds
Small-Cap ProFund	—	—	3,928,564	18,202,318	—	—	22,130,882
Mid-Cap Value ProFund	—	—	—	58,806	424,465	—	483,271
Mid-Cap Growth ProFund	—	—	13,960,272	834,343	—	—	14,794,615
Small-Cap Value ProFund	—	—	—	25,548,592	—	—	25,548,592
Small-Cap Growth ProFund	—	—	—	201,888	1,020,537	—	1,222,425
UltraMid-Cap ProFund	—	—	844,228	—	—	—	844,228
UltraSmall-Cap ProFund	—	—	12,537,106	8,639,927	—	—	21,177,033
UltraDow 30 ProFund	—	—	10,831,327	2,433,764	—	—	13,265,091
UltraInternational ProFund	—	—	19,465,562	—	2,004,577	1,385,931	22,856,070
UltraEmerging Markets ProFund	—	—	229,807,828	—	9,632,451	10,206,592	249,646,871
UltraLatin America ProFund	—	—	6,946,097	—	5,526,655	—	12,472,752
UltraChina ProFund	—	—	—	—	—	4,477,082	4,477,082
Short Small-Cap ProFund	12,406,054	4,131,511	—	14,298,494	15,009,115	1,034,222	46,879,396
Short NASDAQ-100 ProFund	2,959,743	4,938,350	—	3,058,900	6,257,362	3,277,560	20,491,915
UltraShort Mid-Cap ProFund	—	3,559,632	—	12,184,360	3,530,168	1,209,276	20,483,436
UltraShort Small-Cap ProFund	16,741,157	49,600,274	—	19,004,455	22,897,260	8,705,776	116,948,922
UltraShort Dow 30 ProFund	—	—	—	6,222,658	3,456,513	2,986,357	12,665,528
UltraShort International ProFund	—	13,157,329	—	32,455,983	6,213,490	5,098,053	56,924,855
UltraShort Emerging Markets ProFund	—	53,150,579	—	33,278,400	8,202,601	3,280,040	97,911,620
UltraShort Latin America ProFund	—	—	—	13,458,699	5,432,825	888,460	19,779,984
UltraShort China ProFund	—	—	—	3,844,895	2,251,078	1,732,067	7,828,040
UltraShort Japan ProFund	—	—	—	—	799,099	3,511,876	4,310,975
Banks UltraSector ProFund	—	—	716,598	—	3,645,757	2,094,978	6,457,333
Basic Materials UltraSector ProFund	456,160	—	30,847,431	5,602,519	2,208,186	2,116,116	41,230,412
Consumer Goods UltraSector ProFund	—	—	1,167,301	—	44,862	—	1,212,163
Financials UltraSector ProFund	—	—	7,066,307	3,105,413	2,990,547	691,929	13,854,196
Health Care UltraSector ProFund	—	—	798,690	—	57,287	1,360,110	2,216,087
Industrials UltraSector ProFund	—	—	—	—	1,816	1,307,009	1,308,825
Mobile Telecommunications UltraSector ProFund	—	—	1,758,845	2,674,292	2,009,584	1,089,655	7,532,376
Oil & Gas UltraSector ProFund	—	—	11,641,721	547,317	—	—	12,189,038
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	18,008,268	—	2,172,937	5,736,807	25,918,012
Precious Metals UltraSector ProFund	—	—	57,622,868	—	—	1,987,217	59,610,085
Real Estate UltraSector ProFund	—	1,606,965	14,262,294	2,790,520	—	2,554,234	21,214,013
Semiconductor UltraSector ProFund	8,625,195	33,063	4,305,713	—	669,798	—	13,633,769
Technology UltraSector ProFund	—	—	5,780,353	—	369,053	7,395	6,156,801
Telecommunications UltraSector ProFund	—	—	533,700	910,951	—	101,815	1,546,466
Utilities UltraSector ProFund	—	—	13,305,842	1,707,442	—	814,961	15,828,245
Short Oil & Gas ProFund	1,723,190	4,979,541	—	3,502,898	7,992,827	714,439	18,912,895
Short Precious Metals ProFund	—	2,229,646	—	11,647,689	4,821,283	854,572	19,553,190

276 :: Notes to Financial Statements :: January 31, 2014 (unaudited)

	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
Short Real Estate ProFund	$—	$—	$—	$33,669,962	$22,825,780	$1,934,290	$58,430,032
Rising Rates Opportunity 10 ProFund	—	1,554,100	1,694,854	1,558,615	11,518,808	4,908,249	21,234,626
Rising Rates Opportunity ProFund	—	16,426,693	21,258,611	5,619,902	56,646,736	54,674,918	154,626,860
Rising U.S. Dollar ProFund	—	—	—	—	—	3,693,212	3,693,212
Falling U.S. Dollar ProFund	—	—	408,559	—	243,456	51,785	703,800

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
December 31 tax year end ProFunds
Europe 30 ProFund	$302,003	$366,025	$668,028
Bear ProFund	26,984,279	3,026,722	30,011,001
UltraBear ProFund	51,811,439	3,270,353	55,081,792
UltraShort NASDAQ-100 ProFund	24,870,664	1,066,596	25,937,260
October 31 tax year end ProFunds
UltraEmerging Markets ProFund	8,699,233	2,510,655	11,209,888
UltraLatin America ProFund	1,852,119	906,047	2,758,166
UltraChina ProFund	351,622	959,319	1,310,941
Short Small-Cap ProFund	5,045,062	447,316	5,492,378
Short NASDAQ-100 ProFund	3,992,830	399,401	4,392,231
UltraShort Mid-Cap ProFund	3,040,123	152,276	3,192,399
UltraShort Small-Cap ProFund	19,047,943	1,066,297	20,114,240
UltraShort Dow 30 ProFund	9,941,235	454,967	10,396,202
UltraShort International ProFund	8,731,796	—	8,731,796
UltraShort Emerging Markets ProFund	3,419,577	—	3,419,577
UltraShort China ProFund	1,935,680	—	1,935,680
UltraShort Japan ProFund	2,977,237	2,319,997	5,297,234
Precious Metals UltraSector ProFund	35,389,949	—	35,389,949
Semiconductor UltraSector ProFund	421,971	—	421,971
Telecommunications UltraSector ProFund	24,907	6,215	31,122
Utilities UltraSector ProFund	592,093	—	592,093
Short Oil & Gas ProFund	924,450	—	924,450
Short Precious Metals ProFund	577,794	—	577,794
Short Real Estate ProFund	2,088,618	—	2,088,618
U.S. Government Plus ProFund	8,579,999	5,063	8,585,062
Rising Rates Opportunity ProFund	10,048,398	—	10,048,398
Rising U.S. Dollar ProFund	508,960	763,440	1,272,400
Falling U.S. Dollar ProFund	290,887	436,331	727,218

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust’s Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

At January 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$125,553,649	$17,077,975	$(3,029,505)	$14,048,470
Mid-Cap ProFund	129,735,781	9,417,524	(1,853,223)	7,564,301
Small-Cap ProFund	30,207,729	3,403,695	(564,439)	2,839,256
NASDAQ-100 ProFund	45,652,315	14,172,161	(1,055,276)	13,116,885
Large-Cap Value ProFund	12,644,552	4,502,899	(1,453,994)	3,048,905
Large-Cap Growth ProFund	26,272,824	4,855,416	(1,051,153)	3,804,263
Mid-Cap Value ProFund	24,127,717	2,738,173	(1,431,419)	1,306,754
Mid-Cap Growth ProFund	27,355,490	4,530,000	(1,254,778)	3,275,222
Small-Cap Value ProFund	118,999,557	11,218,498	(8,309,235)	2,909,263
Small-Cap Growth ProFund	10,732,747	4,102,170	(956,414)	3,145,756
Europe 30 ProFund	19,508,936	1,990,671	(1,653,604)	337,067
UltraBull ProFund	83,315,757	19,436,005	(10,393,559)	9,042,446

January 31, 2014 (unaudited) :: Notes to Financial Statements :: 277

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
UltraMid-Cap ProFund	$53,372,020	$14,528,455	$(3,209,560)	$11,318,895
UltraSmall-Cap ProFund	62,549,278	11,092,408	(2,055,981)	9,036,427
UltraDow 30 ProFund	14,328,356	5,571,809	(1,056,420)	4,515,389
UltraNASDAQ-100 ProFund	193,616,564	67,736,629	(26,464,244)	41,272,385
UltraInternational ProFund	56,684,000	—	—	—
UltraEmerging Markets ProFund	23,573,506	2,361,904	(5,359,512)	(2,997,608)
UltraLatin America ProFund	12,053,549	2,448,740	(4,772,735)	(2,323,995)
UltraChina ProFund	12,823,284	3,505,296	(1,440,796)	2,064,500
UltraJapan ProFund	55,400,000	—	—	—
Bear ProFund	46,050,000	—	—	—
Short Small-Cap ProFund	2,468,000	—	—	—
Short NASDAQ-100 ProFund	7,257,000	—	—	—
UltraBear ProFund	24,074,000	—	—	—
UltraShort Mid-Cap ProFund	4,547,000	—	—	—
UltraShort Small-Cap ProFund	20,764,000	—	—	—
UltraShort Dow 30 ProFund	8,932,000	—	—	—
UltraShort NASDAQ-100 ProFund	13,083,000	—	—	—
UltraShort International ProFund	4,579,000	—	—	—
UltraShort Emerging Markets ProFund	15,136,000	—	—	—
UltraShort Latin America ProFund	7,527,000	—	—	—
UltraShort China ProFund	3,984,000	—	—	—
UltraShort Japan ProFund	2,440,000	—	—	—
Banks UltraSector ProFund	21,894,201	6,930,303	(4,647,116)	2,283,187
Basic Materials UltraSector ProFund	22,433,560	5,164,837	(2,984,012)	2,180,825
Biotechnology UltraSector ProFund	476,239,289	93,910,043	(1,318,050)	92,591,993
Consumer Goods UltraSector ProFund	4,336,630	867,689	(115,912)	751,777
Consumer Services UltraSector ProFund	36,074,308	5,417,549	(813,780)	4,603,769
Financials UltraSector ProFund	10,605,422	3,715,647	(3,140,031)	575,616
Health Care UltraSector ProFund	30,847,038	5,666,188	(976,009)	4,690,179
Industrials UltraSector ProFund	23,876,484	3,140,103	(333,637)	2,806,466
Internet UltraSector ProFund	91,286,444	16,248,439	(2,530,736)	13,717,703
Mobile Telecommunications UltraSector ProFund	5,700,356	1,620,243	(244,463)	1,375,780
Oil & Gas UltraSector ProFund	21,461,120	15,716,644	(1,754,845)	13,961,799
Oil Equipment, Services & Distribution UltraSector ProFund	13,102,152	3,781,719	(2,437,799)	1,343,920
Pharmaceuticals UltraSector ProFund	12,835,327	2,799,353	(453,983)	2,345,370
Precious Metals UltraSector ProFund	31,555,219	868,357	(7,593,339)	(6,724,982)
Real Estate UltraSector ProFund	14,059,696	6,169,803	(1,960,007)	4,209,796
Semiconductor UltraSector ProFund	10,954,859	206,611	(424,536)	(217,925)
Technology UltraSector ProFund	39,486,877	2,959,656	(551,195)	2,408,461
Telecommunications UltraSector ProFund	3,983,584	578,943	(205,942)	373,001
Utilities UltraSector ProFund	7,956,218	1,886,915	(545,403)	1,341,512
Short Oil & Gas ProFund	3,452,000	—	—	—
Short Precious Metals ProFund	9,674,000	—	—	—
Short Real Estate ProFund	3,299,000	—	—	—
U.S. Government Plus ProFund	24,982,081	387,945	(140,079)	247,866
Rising Rates Opportunity 10 ProFund	48,602,000	—	—	—
Rising Rates Opportunity ProFund	126,484,000	—	—	—
Rising U.S. Dollar ProFund	25,651,000	—	—	—
Falling U.S. Dollar ProFund	5,494,000	—	—	—

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of September 15, 2008, Rising U.S. Dollar ProFund was owed $2,135,323 from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, as entered into a Receivables Agreement dated September 15, 2008 to reimburse the ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated

278 :: Notes to Financial Statements :: January 31, 2014 (unaudited)

with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Fund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the original claim due from Lehman is $448,418, and is included in “Receivable for closed forward currency contracts” on the Statements of Assets and Liabilities. The fair value of the amount that is estimated to be paid by the Advisor is $836,952 and is included in “Due from Advisor under a Receivables Agreement” on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of January 31, 2014.

9. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

10. Share Splits and Reverse Share Splits

Effective November 19, 2012, the Internet UltraSector ProFund underwent a 6-for-1 share split. The UltraShort Dow 30 ProFund and Banks UltraSector ProFund underwent a 1-for-3 reverse share split. The UltraBear ProFund underwent a 1-for-4 reverse share split. The UltraShort Mid-Cap ProFund underwent a 1-for-7 reverse share split.

Effective October 17, 2011, the UltraShort Small-Cap ProFund and UltraShort NASDAQ-100 ProFund underwent a 1-for-5 reverse share split. The UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund and Mobile Telecommunications UltraSector ProFund underwent a 1-for-10 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFunds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

11. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Effective February 21, 2014, the Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort Japan ProFund and Short Real Estate ProFund underwent a 1-for-5 reverse share split, the UltraShort Small-Cap ProFund and the UltraShort International ProFund underwent an 1-for-8 reverse share split, the UltraShort China ProFund underwent a 1-for-10 reverse share split, and the Biotechnology ProFund underwent a 4-for-1 share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFunds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits.

January 31, 2014 :: Board Approval of Investment Advisory Agreement (unaudited) :: 279

At a meeting held on September 9-10, 2013, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders.

The Board requested, and the Advisor provided, information that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including:

(i)	detailed information about the advisory services provided by the Advisor;
(ii)	the Advisor’s Form ADV;
(iii)	biographies of employees primarily responsible for providing investment advisory services;
(iv)	information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;
(v)	information regarding advisory fees earned versus advisory fees waived for previous periods;
(vi)	performance information for prior periods;
(vii)	comparative industry fee data;
(viii)	information about fees and other amounts received by the Advisor and its affiliates for non-advisory services;
(ix)	information regarding trade allocation and best execution;
(x)	information about the financial condition of the Advisor; and
(xi)	information regarding how the Advisor monitors each Fund’s compliance with regulatory requirements and Trust procedures.

The Board evaluated this information, and was advised by legal counsel with respect to its deliberations. The Independent Trustees were advised by separate independent legal counsel with respect to their deliberations.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

In addition to the information provided and discussions that occurred at the meeting on September 9-10, 2013, the Board regularly considers matters bearing on the Funds and their investment advisory, administration and distribution arrangements, including the Funds’ investment results and performance data, at their regular meetings throughout the year. The Board’s conclusions may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

The Board took note of all the information that was provided and considered all of the factors relevant including, among other things:

(i)	the nature, extent, and quality of the services provided to each Fund by the Advisor;
(ii)	the costs of the services provided and the profits realized by the Advisor from the relationship with the Funds;
(iii)	the investment performance of the Funds; and
(iv)	the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage both the geared and non-geared Funds effectively, which may not be present at other investment advisory organizations. In particular, the Board considered the following:

•             the investment objective of each Fund, the Advisor’s description of the special skills needed to manage each Fund and the Advisor’s success in achieving the investment objectives of each Fund;

•             the fact that to maintain exposure consistent with each geared Fund’s daily investment objective, the geared Funds need to be rebalanced each day, an activity not typical of traditional index funds;

•             the differences in managing the non-geared Funds, including the unique asset classes for certain non-geared Funds;

•             the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas, as well as potential future changes to the cash management process;

•             the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;

•             the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•             the structure of the portfolio staff compensation program and the incentives it is intended to provide; and

•             information regarding allocation of Fund brokerage and the selection of counterparties, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties.

The Board also reviewed the Advisor’s compliance program, including specific activity associated with the geared and non-geared Funds, and discussed it with the Funds’ Chief Compliance Officer (CCO). The Board and the CCO discussed the CCO’s evaluation of the operation of the Advisor’s compliance program, changes made to the Advisor’s compliance program since the CCO’s last annual report to the Board, and whether the CCO believed enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the reporting period and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addresses by the compliance program.

The Board reviewed the financial condition of the Advisor. The Board noted the Advisor’s attention to its operating costs and its financial discipline, while it continues to invest in functions relevant and important to the Fund and their shareholders

280 :: Board Approval of Investment Advisory Agreement (unaudited) :: January 31, 2014 including, among others, portfolio management and trading capabilities. The Board found the Advisor’s financial condition to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other mutual funds offering services similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding this challenge, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board reviewed information prepared by Citi Fund Services Ohio, Inc., at the direction of the Advisor, using data provided by Lipper, Inc. (“Lipper”) comparing the management fee rates paid by each Fund to other funds with investment objectives most similar to each Fund, as well as the median of each Fund’s Lipper category. The Board recognized that the reports show both net and gross total expense ratios, less any 12b-1 and shareholder services fees, for each Fund and each applicable peer fund and Lipper category. The Board considered the selection of the peer funds and Lipper categories used for comparison and noted that, by design, many of the Funds are unique and therefore no fund was a perfect comparison. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees paid by each Fund after taking waivers and reimbursements into account. The Board considered the fees paid by other clients of the Advisor and its affiliates for advisory services.

The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds but concluded that the Funds’ advisory fee rates were reasonable given the services provided.

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board considered the significant drivers of cost including, but not limited to, leverage, intellectual capital, regulatory compliance, daily portfolio rebalancing of the geared Funds, and entrepreneurial risk and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board noted that it likely would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to compare profitability from fund investment advisory contracts because comparative information is in most cases not publicly available and to the extent such information is available it is affected by numerous factors, including the nature of a fund’s shareholder base, the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are typically reported net of distribution and marketing expenses.

Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered total returns for each Fund and focused on the correlation of returns to benchmark information for each geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2013. The Board also considered performance information provided at regular Board meetings throughout the reporting period. The Board noted that correlation of returns to benchmark information for each geared Fund remained strong during the applicable periods and that geared Funds performance versus target performance was generally within expected ranges. The Board further noted that non-geared Fund performance versus benchmark index performance was also generally within expected ranges during the applicable period. The Board noted that, given the nature of the Funds, the correlation of the Fund’s performance with the performance of a benchmark was a more meaningful factor than the Fund’s total return.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

The Board noted that economies of scale may not apply to all costs incurred by the Advisor, including trading costs in multiple markets.

Other Services and Revenues/Benefits

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the geared Funds’ shareholders tend to be active traders, which adds a level of complexity to the management of those Funds. The Board considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

January 31, 2014 :: Board Approval of Investment Advisory Agreement (unaudited) :: 281

The Board considered that ProFund Distributors, Inc. (“PDI”), a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan. The Board acknowledged the revenue sharing arrangement whereby Deutsche Investment Management Americas Inc. (“DIMA”), the adviser to the master fund in which the Money Market ProFund, a feeder fund, invests all of its shares, makes payments to PDI to absorb certain marketing and distribution expenses associated with the sale of the of the Money Market ProFund and the Funds. DIMA pays these amounts out of its legitimate profits, in an effort to help increase the assets of the Money Market ProFund. Expenses associated with the Funds are included because DIMA has determined that an increase in assets in the Funds is, through exchanges, likely to increase the size of the Money Market ProFund.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

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P.O. Box 182800
Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800

Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637

Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122

Fax Number: (800) 782-4797

Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

01/14

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (41.9%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,392	$306,631
Abbott Laboratories (Pharmaceuticals)	5,750	210,795
AbbVie, Inc. (Pharmaceuticals)	5,888	289,866
Accenture PLC - Class A (Computers)	2,346	187,398
ACE, Ltd. (Insurance)	1,242	116,512
Actavis PLC* (Pharmaceuticals)	644	121,703
Adobe Systems, Inc.* (Software)	1,748	103,464
Aetna, Inc. (Healthcare - Services)	1,380	94,295
AFLAC, Inc. (Insurance)	1,748	109,739
Agilent Technologies, Inc. (Electronics)	1,242	72,223
AGL Resources, Inc. (Gas)	460	21,979
Air Products & Chemicals, Inc. (Chemicals)	782	82,219
Airgas, Inc. (Chemicals)	230	23,745
Akamai Technologies, Inc.* (Software)	644	30,706
Alcoa, Inc. (Mining)	3,956	45,534
Alexion Pharmaceuticals, Inc.* (Biotechnology)	736	116,825
Allegheny Technologies, Inc. (Iron/Steel)	414	13,016
Allegion PLC* (Electronics)	322	15,891
Allergan, Inc. (Pharmaceuticals)	1,104	126,518
Alliance Data Systems Corp.* (Commercial Services)	184	44,097
Allstate Corp. (Insurance)	1,702	87,142
Altera Corp. (Semiconductors)	1,196	39,982
Altria Group, Inc. (Agriculture)	7,406	260,839
Amazon.com, Inc.* (Internet)	1,380	494,992
Ameren Corp. (Electric)	920	34,813
American Electric Power, Inc. (Electric)	1,794	87,565
American Express Co. (Diversified Financial Services)	3,404	289,407
American International Group, Inc. (Insurance)	5,474	262,533
American Tower Corp. (REIT)	1,472	119,055
Ameriprise Financial, Inc. (Diversified Financial Services)	736	77,751
AmerisourceBergen Corp. (Pharmaceuticals)	874	58,750
Ametek, Inc. (Electrical Components & Equipment)	920	45,466
Amgen, Inc. (Biotechnology)	2,806	333,774
Amphenol Corp. - Class A (Electronics)	598	51,954
Anadarko Petroleum Corp. (Oil & Gas)	1,886	152,181
Analog Devices, Inc. (Semiconductors)	1,150	55,511
Aon PLC (Insurance)	1,104	88,828
Apache Corp. (Oil & Gas)	1,472	118,143
Apartment Investment & Management Co. - Class A (REIT)	552	15,439
Apple Computer, Inc. (Computers)	3,358	1,681,015
Applied Materials, Inc. (Semiconductors)	4,462	75,051
Archer-Daniels-Midland Co. (Agriculture)	2,438	96,252
Assurant, Inc. (Insurance)	276	18,037
AT&T, Inc. (Telecommunications)	19,550	651,406
Autodesk, Inc.* (Software)	828	42,435
Automatic Data Processing, Inc. (Commercial Services)	1,794	137,420
AutoNation, Inc.* (Retail)	230	11,360
AutoZone, Inc.* (Retail)	138	68,318
AvalonBay Communities, Inc. (REIT)	460	56,810
Avery Dennison Corp. (Household Products/Wares)	368	18,131
Avon Products, Inc. (Cosmetics/Personal Care)	1,610	23,973
Baker Hughes, Inc. (Oil & Gas Services)	1,656	93,796
Ball Corp. (Packaging & Containers)	552	28,256
Bank of America Corp. (Banks)	39,606	663,401
Bank of New York Mellon Corp. (Banks)	4,278	136,725
Bard (C.R.), Inc. (Healthcare - Products)	276	35,767
Baxter International, Inc. (Healthcare - Products)	2,024	138,239
BB&T Corp. (Banks)	2,622	98,089
Beam, Inc. (Beverages)	598	49,814
Becton, Dickinson & Co. (Healthcare - Products)	736	79,576
Bed Bath & Beyond, Inc.* (Retail)	782	49,931
Bemis Co., Inc. (Packaging & Containers)	368	14,172
Berkshire Hathaway, Inc.* - Class B (Insurance)	6,670	744,372
Best Buy Co., Inc. (Retail)	1,012	23,822
Biogen Idec, Inc.* (Biotechnology)	874	273,247
BlackRock, Inc. (Diversified Financial Services)	460	138,216
Boeing Co. (Aerospace/Defense)	2,576	322,670
BorgWarner, Inc. (Auto Parts & Equipment)	828	44,464
Boston Properties, Inc. (REIT)	552	59,666
Boston Scientific Corp.* (Healthcare - Products)	4,968	67,217
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,118	305,716
Broadcom Corp. - Class A (Semiconductors)	2,024	60,234
Brown-Forman Corp. - Class B (Beverages)	598	46,046
C.H. Robinson Worldwide, Inc. (Transportation)	552	32,314
CA, Inc. (Software)	1,196	38,368
Cablevision Systems Corp. NY - Class A (Media)	782	12,543
Cabot Oil & Gas Corp. (Oil & Gas)	1,564	62,529
Cameron International Corp.* (Oil & Gas Services)	874	52,414
Campbell Soup Co. (Food)	644	26,539
Capital One Financial Corp. (Banks)	2,162	152,659
Cardinal Health, Inc. (Pharmaceuticals)	1,288	87,610
CareFusion Corp.* (Healthcare - Products)	782	31,882
CarMax, Inc.* (Retail)	828	37,351
Carnival Corp. - Class A (Leisure Time)	1,610	63,096
Caterpillar, Inc. (Machinery - Construction & Mining)	2,346	220,313
CBRE Group, Inc.* - Class A (Real Estate)	1,012	26,858

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
CBS Corp. - Class B (Media)	2,070	$121,550
Celgene Corp.* (Biotechnology)	1,518	230,630
CenterPoint Energy, Inc. (Gas)	1,610	37,674
CenturyLink, Inc. (Telecommunications)	2,208	63,723
Cerner Corp.* (Software)	1,104	62,807
CF Industries Holdings, Inc. (Chemicals)	230	53,098
Chesapeake Energy Corp. (Oil & Gas)	1,886	50,752
Chevron Corp. (Oil & Gas)	7,130	795,922
Chipotle Mexican Grill, Inc.* (Retail)	92	50,780
CIGNA Corp. (Healthcare - Services)	1,012	87,346
Cincinnati Financial Corp. (Insurance)	552	26,744
Cintas Corp. (Commercial Services)	368	21,002
Cisco Systems, Inc. (Telecommunications)	19,872	435,396
Citigroup, Inc. (Banks)	11,270	534,536
Citrix Systems, Inc.* (Software)	690	37,308
Cliffs Natural Resources, Inc. (Iron/Steel)	552	10,665
Clorox Co. (Household Products/Wares)	460	40,604
CME Group, Inc. (Diversified Financial Services)	1,150	85,974
CMS Energy Corp. (Electric)	966	26,845
Coach, Inc. (Retail)	1,058	50,668
Coca-Cola Co. (Beverages)	14,122	534,093
Coca-Cola Enterprises, Inc. (Beverages)	874	37,835
Cognizant Technology Solutions Corp.* (Computers)	1,104	107,000
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,266	199,977
Comcast Corp. - Class A (Media)	9,660	525,988
Comerica, Inc. (Banks)	690	31,602
Computer Sciences Corp. (Computers)	552	33,346
ConAgra Foods, Inc. (Food)	1,564	49,720
ConocoPhillips (Oil & Gas)	4,554	295,782
CONSOL Energy, Inc. (Coal)	828	30,925
Consolidated Edison, Inc. (Electric)	1,104	60,069
Constellation Brands, Inc.* (Beverages)	598	45,849
Corning, Inc. (Telecommunications)	5,382	92,624
Costco Wholesale Corp. (Retail)	1,610	180,900
Covidien PLC (Healthcare - Products)	1,702	116,144
Crown Castle International Corp.* (Telecommunications)	1,242	88,132
CSX Corp. (Transportation)	3,772	101,505
Cummins, Inc. (Machinery - Diversified)	644	81,775
CVS Caremark Corp. (Retail)	4,416	299,052
D.R. Horton, Inc. (Home Builders)	1,058	24,842
Danaher Corp. (Miscellaneous Manufacturing)	2,208	164,253
Darden Restaurants, Inc. (Retail)	506	25,017
DaVita, Inc.* (Healthcare - Services)	644	41,815
Deere & Co. (Machinery - Diversified)	1,426	122,579
Delphi Automotive PLC (Auto Parts & Equipment)	1,058	64,422
Delta Air Lines, Inc. (Airlines)	3,174	97,156
Denbury Resources, Inc.* (Oil & Gas)	1,380	22,177
DENTSPLY International, Inc. (Healthcare - Products)	552	25,469
Devon Energy Corp. (Oil & Gas)	1,426	84,448
Diamond Offshore Drilling, Inc. (Oil & Gas)	276	13,397
DIRECTV* - Class A (Media)	1,794	124,557
Discover Financial Services (Diversified Financial Services)	1,794	96,248
Discovery Communications, Inc.* - Class A (Media)	828	66,058
Dollar General Corp.* (Retail)	1,104	62,177
Dollar Tree, Inc.* (Retail)	782	39,507
Dominion Resources, Inc. (Electrical Components & Equipment)	2,162	146,821
Dover Corp. (Miscellaneous Manufacturing)	644	55,745
Dr. Pepper Snapple Group, Inc. (Beverages)	736	35,240
DTE Energy Co. (Electric)	644	43,934
Duke Energy Corp. (Electric)	2,622	185,166
Dun & Bradstreet Corp. (Software)	138	15,180
E*TRADE Financial Corp.* (Diversified Financial Services)	1,058	21,181
E.I. du Pont de Nemours & Co. (Chemicals)	3,450	210,484
Eastman Chemical Co. (Chemicals)	552	43,034
Eaton Corp. (Miscellaneous Manufacturing)	1,748	127,761
eBay, Inc.* (Internet)	4,324	230,037
Ecolab, Inc. (Chemicals)	1,012	101,746
Edison International (Electric)	1,196	57,599
Edwards Lifesciences Corp.* (Healthcare - Products)	414	26,960
Electronic Arts, Inc.* (Software)	1,150	30,360
Eli Lilly & Co. (Pharmaceuticals)	3,680	198,757
EMC Corp. (Computers)	7,636	185,097
Emerson Electric Co. (Electrical Components & Equipment)	2,622	172,895
Ensco PLC - Class A (Oil & Gas)	874	44,023
Entergy Corp. (Electric)	644	40,591
EOG Resources, Inc. (Oil & Gas)	1,012	167,223
EQT Corp. (Oil & Gas)	552	51,231
Equifax, Inc. (Commercial Services)	460	32,228
Equity Residential (REIT)	1,242	68,782
Exelon Corp. (Electric)	3,174	92,046
Expedia, Inc. (Internet)	368	23,913
Expeditors International of Washington, Inc. (Transportation)	782	31,953
Express Scripts Holding Co.* (Pharmaceuticals)	2,990	223,323
Exxon Mobil Corp. (Oil & Gas)	16,238	1,496,494
F5 Networks, Inc.* (Internet)	276	29,532
Facebook, Inc.* - Class A (Internet)	6,118	382,802
Family Dollar Stores, Inc. (Retail)	368	22,750
Fastenal Co. (Distribution/Wholesale)	1,012	44,457
FedEx Corp. (Transportation)	1,104	147,185
Fidelity National Information Services, Inc. (Software)	1,058	53,641
Fifth Third Bancorp (Banks)	3,266	68,651

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares		Value
First Horizon National Corp. (Banks)	—	†	$4
First Solar, Inc.* (Semiconductors)	276		13,960
FirstEnergy Corp. (Electric)	1,564		49,250
Fiserv, Inc.* (Software)	966		54,144
FLIR Systems, Inc. (Electronics)	506		16,050
Flowserve Corp. (Machinery - Diversified)	506		36,599
Fluor Corp. (Engineering & Construction)	598		45,424
FMC Corp. (Chemicals)	506		35,739
FMC Technologies, Inc.* (Oil & Gas Services)	874		43,211
Ford Motor Co. (Auto Manufacturers)	14,628		218,835
Forest Laboratories, Inc.* (Pharmaceuticals)	874		57,946
Fossil Group, Inc.* (Distribution/Wholesale)	184		20,577
Franklin Resources, Inc. (Diversified Financial Services)	1,518		78,951
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,864		125,232
Frontier Communications Corp. (Telecommunications)	3,726		17,512
GameStop Corp. - Class A (Retail)	414		14,519
Gannett Co., Inc. (Media)	828		22,795
Garmin, Ltd. (Electronics)	460		20,723
General Dynamics Corp. (Aerospace/Defense)	1,242		125,827
General Electric Co. (Miscellaneous Manufacturing)	37,582		944,437
General Growth Properties, Inc. (REIT)	1,978		39,837
General Mills, Inc. (Food)	2,346		112,655
General Motors Co.* (Auto Manufacturers)	4,232		152,691
Genuine Parts Co. (Distribution/Wholesale)	552		45,402
Genworth Financial, Inc.* - Class A (Insurance)	1,840		27,140
Gilead Sciences, Inc.* (Biotechnology)	5,704		460,027
Google, Inc.* - Class A (Internet)	1,058		1,249,466
Graham Holdings Co.* - Class B (Media)	46		28,799
H & R Block, Inc. (Commercial Services)	1,012		30,765
Halliburton Co. (Oil & Gas Services)	3,128		153,303
Harley-Davidson, Inc. (Automobiles)	828		51,079
Harman International Industries, Inc. (Home Furnishings)	230		23,789
Harris Corp. (Telecommunications)	414		28,707
Hartford Financial Services Group, Inc. (Insurance)	1,656		55,062
Hasbro, Inc. (Toys/Games/Hobbies)	414		20,336
HCP, Inc. (REIT)	1,702		66,633
Health Care REIT, Inc. (REIT)	1,058		61,279
Helmerich & Payne, Inc. (Oil & Gas)	414		36,449
Hess Corp. (Oil & Gas)	1,058		79,868
Hewlett-Packard Co. (Computers)	7,130		206,770
Honeywell International, Inc. (Electronics)	2,898		264,384
Hormel Foods Corp. (Food)	506		22,993
Hospira, Inc.* (Healthcare - Products)	598		26,318
Host Hotels & Resorts, Inc. (REIT)	2,806		51,602
Hudson City Bancorp, Inc. (Savings & Loans)	1,748		15,802
Humana, Inc. (Healthcare - Services)	598		58,185
Huntington Bancshares, Inc. (Banks)	3,082		27,954
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,518		119,725
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,012		59,495
Integrys Energy Group, Inc. (Electric)	276		14,998
Intel Corp. (Semiconductors)	18,446		452,665
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	414		86,439
International Business Machines Corp. (Computers)	3,772		666,437
International Flavors & Fragrances, Inc. (Chemicals)	322		27,911
International Game Technology (Entertainment)	920		13,276
International Paper Co. (Forest Products & Paper)	1,656		79,058
Intuit, Inc. (Software)	1,058		77,499
Intuitive Surgical, Inc.* (Healthcare - Products)	138		56,246
Invesco, Ltd. (Diversified Financial Services)	1,656		55,062
Iron Mountain, Inc. (Commercial Services)	644		17,008
J.P. Morgan Chase & Co. (Banks)	13,938		771,607
Jabil Circuit, Inc. (Electronics)	690		12,399
Jacobs Engineering Group, Inc.* (Engineering & Construction)	506		30,719
Johnson & Johnson (Pharmaceuticals)	10,488		927,874
Johnson Controls, Inc. (Auto Parts & Equipment)	2,530		116,683
Joy Global, Inc. (Machinery - Construction & Mining)	414		21,855
Juniper Networks, Inc.* (Telecommunications)	1,886		50,186
Kansas City Southern Industries, Inc. (Transportation)	414		43,714
Kellogg Co. (Food)	966		56,009
KeyCorp (Banks)	3,312		42,261
Kimberly-Clark Corp. (Household Products/Wares)	1,426		155,962
Kimco Realty Corp. (REIT)	1,518		31,741
Kinder Morgan, Inc. (Pipelines)	2,484		84,481
KLA-Tencor Corp. (Semiconductors)	598		36,759
Kohls Corp. (Retail)	736		37,264
Kraft Foods Group, Inc. (Food)	2,208		115,588
Kroger Co. (Food)	1,932		69,745
L Brands, Inc. (Retail)	920		48,171
L-3 Communications Holdings, Inc. (Aerospace/Defense)	322		35,765
Laboratory Corp. of America Holdings* (Healthcare - Services)	322		28,925
Lam Research Corp.* (Semiconductors)	598		30,265
Legg Mason, Inc. (Diversified Financial Services)	414		17,533

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	506	$15,190
Lennar Corp. - Class A (Home Builders)	598	24,016
Leucadia National Corp. (Diversified Financial Services)	1,150	31,430
Life Technologies Corp.* (Healthcare - Products)	644	48,989
Lincoln National Corp. (Insurance)	966	46,397
Linear Technology Corp. (Semiconductors)	874	38,928
Lockheed Martin Corp. (Aerospace/Defense)	1,012	152,721
Loews Corp. (Insurance)	1,150	51,279
Lorillard, Inc. (Agriculture)	1,380	67,924
Lowe’s Cos., Inc. (Retail)	3,864	178,865
LSI Logic Corp. (Semiconductors)	2,024	22,325
LyondellBasell Industries N.V. - Class A (Chemicals)	1,610	126,804
M&T Bank Corp. (Banks)	506	56,424
Macy’s, Inc. (Retail)	1,380	73,416
Marathon Oil Corp. (Oil & Gas)	2,576	84,467
Marathon Petroleum Corp. (Oil & Gas)	1,104	96,103
Marriott International, Inc. - Class A (Lodging)	829	40,850
Marsh & McLennan Cos., Inc. (Insurance)	2,024	92,517
Masco Corp. (Building Materials)	1,334	28,227
MasterCard, Inc. - Class A (Commercial Services)	3,772	285,466
Mattel, Inc. (Toys/Games/Hobbies)	1,242	46,997
McCormick & Co., Inc. (Food)	506	32,475
McDonald’s Corp. (Retail)	3,680	346,546
McGraw Hill Financial, Inc. (Commercial Services)	1,012	76,952
McKesson Corp. (Pharmaceuticals)	874	152,434
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	736	56,591
MeadWestvaco Corp. (Forest Products & Paper)	644	23,229
Medtronic, Inc. (Healthcare - Products)	3,726	210,744
Merck & Co., Inc. (Pharmaceuticals)	10,856	575,042
MetLife, Inc. (Insurance)	4,140	203,067
Michael Kors Holdings, Ltd.* (Apparel)	644	51,475
Microchip Technology, Inc. (Semiconductors)	736	33,017
Micron Technology, Inc.* (Semiconductors)	3,910	90,086
Microsoft Corp. (Software)	28,198	1,067,294
Mohawk Industries, Inc.* (Textiles)	230	32,701
Molson Coors Brewing Co. - Class B (Beverages)	598	31,479
Mondelez International, Inc. - Class A (Food)	6,532	213,922
Monsanto Co. (Chemicals)	1,932	205,855
Monster Beverage Corp.* (Beverages)	506	34,357
Moody’s Corp. (Commercial Services)	690	51,460
Morgan Stanley Dean Witter & Co. (Banks)	5,152	152,036
Motorola Solutions, Inc. (Telecommunications)	874	55,761
Murphy Oil Corp. (Oil & Gas)	644	36,457
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,426	64,755
Nabors Industries, Ltd. (Oil & Gas)	966	16,499
NASDAQ Stock Market, Inc. (Diversified Financial Services)	414	15,794
National Oilwell Varco, Inc. (Oil & Gas Services)	1,610	120,766
Neilsen Holdings N.V. (Media)	920	38,907
NetApp, Inc. (Computers)	1,288	54,534
Netflix, Inc.* (Internet)	230	94,146
Newell Rubbermaid, Inc. (Housewares)	1,058	32,692
Newfield Exploration Co.* (Oil & Gas)	506	12,534
Newmont Mining Corp. (Mining)	1,840	39,744
News Corp.* - Class A (Media)	1,840	29,366
NextEra Energy, Inc. (Electric)	1,610	148,008
NIKE, Inc. - Class B (Apparel)	2,760	201,065
NiSource, Inc. (Gas)	1,150	39,526
Noble Corp. PLC (Oil & Gas)	920	28,548
Noble Energy, Inc. (Oil & Gas)	1,334	83,148
Nordstrom, Inc. (Retail)	552	31,712
Norfolk Southern Corp. (Transportation)	1,150	106,479
Northeast Utilities System (Electric)	1,150	50,370
Northern Trust Corp. (Banks)	828	49,862
Northrop Grumman Corp. (Aerospace/Defense)	828	95,675
NRG Energy, Inc. (Electric)	1,196	33,309
Nucor Corp. (Iron/Steel)	1,196	57,826
NVIDIA Corp. (Semiconductors)	2,162	33,943
Occidental Petroleum Corp. (Oil & Gas)	2,990	261,834
Omnicom Group, Inc. (Advertising)	966	70,113
ONEOK, Inc. (Pipelines)	782	53,559
Oracle Corp. (Software)	13,018	480,364
O’Reilly Automotive, Inc.* (Retail)	414	54,226
Owens-Illinois, Inc.* (Packaging & Containers)	598	19,160
PACCAR, Inc. (Auto Manufacturers)	1,334	74,704
Pall Corp. (Miscellaneous Manufacturing)	414	33,161
Parker Hannifin Corp. (Miscellaneous Manufacturing)	552	62,580
Patterson Cos., Inc. (Healthcare - Products)	322	12,867
Paychex, Inc. (Software)	1,196	50,017
Peabody Energy Corp. (Coal)	1,012	17,255
Pentair, Ltd. (Miscellaneous Manufacturing)	736	54,707
People’s United Financial, Inc. (Savings & Loans)	1,196	16,995
Pepco Holdings, Inc. (Electric)	920	17,876
PepsiCo, Inc. (Beverages)	5,704	458,373
PerkinElmer, Inc. (Electronics)	414	18,050
Perrigo Co. PLC (Pharmaceuticals)	506	78,764
PetSmart, Inc. (Retail)	368	23,184
Pfizer, Inc. (Pharmaceuticals)	24,058	731,364

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
PG&E Corp. (Electric)	1,656	$69,800
Philip Morris International, Inc. (Agriculture)	5,934	463,683
Phillips 66 (Oil & Gas)	2,208	161,383
Pinnacle West Capital Corp. (Electric)	414	21,789
Pioneer Natural Resources Co. (Oil & Gas)	552	93,465
Pitney Bowes, Inc. (Office/Business Equipment)	736	18,532
Plum Creek Timber Co., Inc. (REIT)	644	27,737
PNC Financial Services Group (Banks)	1,978	158,003
PPG Industries, Inc. (Chemicals)	506	92,274
PPL Corp. (Electric)	2,346	71,717
Praxair, Inc. (Chemicals)	1,104	137,691
Precision Castparts Corp. (Metal Fabricate/Hardware)	552	140,622
Priceline.com, Inc.* (Internet)	184	210,660
Principal Financial Group, Inc. (Insurance)	1,012	44,093
Procter & Gamble Co. (Cosmetics/Personal Care)	10,074	771,870
Progressive Corp. (Insurance)	2,070	48,107
Prologis, Inc. (REIT)	1,840	71,318
Prudential Financial, Inc. (Insurance)	1,702	143,632
Public Service Enterprise Group, Inc. (Electric)	1,886	62,879
Public Storage, Inc. (REIT)	552	86,990
PulteGroup, Inc. (Home Builders)	1,288	26,172
PVH Corp. (Retail)	322	38,920
QEP Resources, Inc. (Oil & Gas)	644	19,893
Qualcomm, Inc. (Semiconductors)	6,256	464,321
Quanta Services, Inc.* (Commercial Services)	782	24,375
Quest Diagnostics, Inc. (Healthcare - Services)	552	28,980
Ralph Lauren Corp. (Apparel)	230	36,085
Range Resources Corp. (Oil & Gas)	598	51,542
Raytheon Co. (Aerospace/Defense)	1,196	113,704
Red Hat, Inc.* (Software)	690	38,985
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	276	79,651
Regions Financial Corp. (Banks)	5,106	51,928
Republic Services, Inc. (Environmental Control)	1,012	32,414
Reynolds American, Inc. (Agriculture)	1,150	55,775
Robert Half International, Inc. (Commercial Services)	506	21,141
Rockwell Automation, Inc. (Machinery - Diversified)	506	58,109
Rockwell Collins, Inc. (Aerospace/Defense)	506	38,233
Roper Industries, Inc. (Machinery - Diversified)	368	50,504
Ross Stores, Inc. (Retail)	782	53,106
Rowan Cos. PLC* - Class A (Oil & Gas)	460	14,430
Ryder System, Inc. (Transportation)	184	13,099
Safeway, Inc. (Food)	920	28,741
Salesforce.com, Inc.* (Software)	2,070	125,297
SanDisk Corp. (Computers)	828	57,587
SCANA Corp. (Electric)	506	23,919
Schlumberger, Ltd. (Oil & Gas Services)	4,876	426,991
Scripps Networks Interactive - Class A (Media)	414	30,023
Seagate Technology PLC (Computers)	1,196	63,221
Sealed Air Corp. (Packaging & Containers)	736	22,956
Sempra Energy (Gas)	828	76,763
Sherwin-Williams Co. (Chemicals)	322	59,010
Sigma-Aldrich Corp. (Chemicals)	460	42,766
Simon Property Group, Inc. (REIT)	1,150	178,066
SLM Corp. (Diversified Financial Services)	1,610	36,644
Snap-on, Inc. (Machinery)	230	23,035
Southern Co. (Electric)	3,266	134,690
Southwest Airlines Co. (Airlines)	2,576	53,967
Southwestern Energy Co.* (Oil & Gas)	1,288	52,409
Spectra Energy Corp. (Pipelines)	2,484	89,300
St. Jude Medical, Inc. (Healthcare - Products)	1,104	67,046
Stanley Black & Decker, Inc. (Hand/Machine Tools)	598	46,285
Staples, Inc. (Retail)	2,438	32,084
Starbucks Corp. (Retail)	2,806	199,563
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	690	51,550
State Street Corp. (Banks)	1,610	107,790
Stericycle, Inc.* (Commercial Services)	322	37,693
Stryker Corp. (Healthcare - Products)	1,104	85,670
SunTrust Banks, Inc. (Banks)	1,978	73,226
Symantec Corp. (Internet)	2,576	55,152
Sysco Corp. (Food)	2,162	75,843
T. Rowe Price Group, Inc. (Diversified Financial Services)	966	75,773
Target Corp. (Retail)	2,346	132,877
TE Connectivity, Ltd. (Electronics)	1,518	85,782
TECO Energy, Inc. (Electric)	736	12,056
Tenet Healthcare Corp.* (Healthcare - Services)	368	16,932
Teradata Corp.* (Computers)	598	24,590
Tesoro Petroleum Corp. (Oil & Gas)	506	26,069
Texas Instruments, Inc. (Semiconductors)	4,048	171,635
Textron, Inc. (Miscellaneous Manufacturing)	1,058	37,559
The ADT Corp. (Commercial Services)	736	22,109
The AES Corp. (Electric)	2,438	34,278
The Charles Schwab Corp. (Diversified Financial Services)	4,324	107,322
The Chubb Corp. (Insurance)	920	77,777
The Dow Chemical Co. (Chemicals)	4,508	205,159
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	966	66,403
The Gap, Inc. (Retail)	966	36,785
The Goldman Sachs Group, Inc. (Banks)	1,564	256,684

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	920	$21,767
The Hershey Co. (Food)	552	54,869
The Home Depot, Inc. (Retail)	5,244	403,000
The Interpublic Group of Cos., Inc. (Advertising)	1,564	25,524
The JM Smucker Co. - Class A (Food)	368	35,472
The Macerich Co. (REIT)	506	28,640
The Mosaic Co. (Chemicals)	1,288	57,522
The Travelers Cos., Inc. (Insurance)	1,334	108,428
The Williams Cos., Inc. (Pipelines)	2,530	102,439
Thermo Fisher Scientific, Inc. (Electronics)	1,334	153,597
Tiffany & Co. (Retail)	414	34,441
Time Warner Cable, Inc. (Media)	1,058	141,000
Time Warner, Inc. (Media)	3,358	210,983
TJX Cos., Inc. (Retail)	2,622	150,398
Torchmark Corp. (Insurance)	322	24,198
Total System Services, Inc. (Commercial Services)	598	17,868
Tractor Supply Co. (Retail)	506	33,654
Transocean, Ltd. (Oil & Gas)	1,242	53,754
TripAdvisor, Inc.* (Internet)	414	31,957
Twenty-First Century Fox, Inc. - Class A (Media)	7,268	231,268
Tyco International, Ltd. (Electronics)	1,748	70,777
Tyson Foods, Inc. - Class A (Food)	1,012	37,849
U.S. Bancorp (Banks)	6,762	268,654
Union Pacific Corp. (Transportation)	1,702	296,555
United Parcel Service, Inc. - Class B (Transportation)	2,668	254,074
United States Steel Corp. (Iron/Steel)	552	14,413
United Technologies Corp. (Aerospace/Defense)	3,128	356,655
UnitedHealth Group, Inc. (Healthcare - Services)	3,726	269,316
UnumProvident Corp. (Insurance)	966	31,105
Urban Outfitters, Inc.* (Retail)	414	14,829
V.F. Corp. (Apparel)	1,288	75,284
Valero Energy Corp. (Oil & Gas)	2,024	103,426
Varian Medical Systems, Inc.* (Healthcare - Products)	414	33,662
Ventas, Inc. (REIT)	1,104	68,879
VeriSign, Inc.* (Internet)	460	27,025
Verizon Communications, Inc. (Telecommunications)	10,626	510,261
Vertex Pharmaceuticals, Inc.* (Biotechnology)	874	69,081
Viacom, Inc. - Class B (Media)	1,518	124,628
Visa, Inc. - Class A (Diversified Financial Services)	1,886	406,301
Vornado Realty Trust (REIT)	644	59,139
Vulcan Materials Co. (Building Materials)	460	28,396
W.W. Grainger, Inc. (Distribution/Wholesale)	230	53,931
Walgreen Co. (Retail)	3,220	184,667
Wal-Mart Stores, Inc. (Retail)	6,026	450,021
Walt Disney Co. (Media)	6,072	440,888
Waste Management, Inc. (Commercial Services)	1,610	67,266
Waters Corp.* (Electronics)	322	34,863
WellPoint, Inc. (Healthcare - Services)	1,104	94,944
Wells Fargo & Co. (Banks)	17,802	807,142
Western Digital Corp. (Computers)	782	67,385
Western Union Co. (Commercial Services)	2,070	31,878
Weyerhaeuser Co. (REIT)	2,162	64,601
Whirlpool Corp. (Home Furnishings)	276	36,791
Whole Foods Market, Inc. (Food)	1,380	72,119
Windstream Holdings, Inc. (Telecommunications)	2,208	16,516
Wisconsin Energy Corp. (Electric)	828	35,331
WPX Energy, Inc.* (Oil & Gas)	736	14,021
Wyndham Worldwide Corp. (Lodging)	506	35,896
Wynn Resorts, Ltd. (Lodging)	322	70,009
Xcel Energy, Inc. (Electric)	1,840	53,194
Xerox Corp. (Office/Business Equipment)	4,278	46,416
Xilinx, Inc. (Semiconductors)	1,012	46,977
XL Group PLC (Insurance)	1,058	30,407
Xylem, Inc. (Machinery - Diversified)	690	23,018
Yahoo!, Inc.* (Internet)	3,496	125,926
YUM! Brands, Inc. (Retail)	1,656	111,200
Zimmer Holdings, Inc. (Healthcare - Products)	644	60,517
Zions Bancorp (Banks)	690	19,838
Zoetis, Inc. (Pharmaceuticals)	1,840	55,862
TOTAL COMMON STOCKS (Cost $42,133,706)		59,113,119

Repurchase Agreements(a)(b)(57.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%-0.02%, dated 1/31/14, due 2/3/14, total to be received $80,489,018	$80,489,000	$80,489,000
TOTAL REPURCHASE AGREEMENTS (Cost $80,489,000)		80,489,000
TOTAL INVESTMENT SECURITIES (Cost $122,622,706) - 99.0%		139,602,119
Net other assets (liabilities) - 1.0%		1,348,846
NET ASSETS - 100.0%		$140,950,965

†	Number of shares is less than 0.50
*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $10,449,000.

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $6,927,375)	78	$5,138

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	(0.67)%	2/28/14	$30,769,346	$52,297
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(0.47)%	2/28/14	44,167,333	38,538
				$90,835

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Bull ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Advertising	$95,637	0.1%
Aerospace/Defense	1,241,249	0.9%
Agriculture	944,473	0.7%
Airlines	151,123	0.1%
Apparel	363,909	0.3%
Auto Manufacturers	446,229	0.3%
Auto Parts & Equipment	247,336	0.2%
Automobiles	51,079	NM
Banks	4,529,076	3.3%
Beverages	1,273,087	0.9%
Biotechnology	1,563,235	1.1%
Building Materials	56,623	NM
Chemicals	1,505,057	1.1%
Coal	48,180	NM
Commercial Services	918,728	0.7%
Computers	3,334,379	2.4%
Cosmetics/Personal Care	1,062,223	0.8%
Distribution/Wholesale	164,366	0.1%
Diversified Financial Services	1,620,027	1.1%
Electric	1,462,091	1.0%
Electrical Components & Equipment	365,183	0.3%
Electronics	816,693	0.6%
Engineering & Construction	76,143	0.1%
Entertainment	13,276	NM
Environmental Control	32,414	NM
Food	1,004,539	0.7%
Forest Products & Paper	102,287	0.1%
Gas	175,942	0.1%
Hand/Machine Tools	46,285	NM
Healthcare - Products	1,123,313	0.8%
Healthcare - Services	720,738	0.5%
Home Builders	75,030	0.1%
Home Furnishings	60,580	NM
Household Products/Wares	214,697	0.2%
Housewares	32,692	NM
Insurance	2,437,115	1.7%
Internet	2,955,609	2.1%
Iron/Steel	95,920	0.1%
Leisure Time	63,096	NM
Lodging	198,305	0.1%
Machinery	23,035	NM
Machinery - Construction & Mining	242,168	0.2%
Machinery - Diversified	372,585	0.3%
Media	2,149,352	1.5%
Metal Fabricate/Hardware	140,622	0.1%
Mining	210,510	0.1%
Miscellaneous Manufacturing	1,981,243	1.4%
Office/Business Equipment	64,949	NM
Oil & Gas	4,680,601	3.3%
Oil & Gas Services	890,481	0.6%
Packaging & Containers	84,544	0.1%
Pharmaceuticals	4,323,671	3.2%
Pipelines	329,780	0.2%
Real Estate	26,858	NM
REIT	1,156,214	0.8%
Retail	3,605,082	2.6%
Savings & Loans	32,797	NM
Semiconductors	1,665,659	1.2%
Software	2,307,868	1.6%
Telecommunications	2,010,224	1.4%
Textiles	32,701	NM
Toys/Games/Hobbies	67,333	NM
Transportation	1,026,878	0.7%
Other **	81,837,846	58.1%
Total	$140,950,965	100.0%

See notes to the financial statements.

Bull ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (35.0%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet)	306	$1,542
1st United Bancorp, Inc. (Banks)	357	2,592
8x8, Inc.* (Telecommunications)	612	6,206
AAON, Inc. (Building Materials)	204	6,051
AAR Corp. (Aerospace/Defense)	306	8,155
Abaxis, Inc.* (Healthcare - Products)	153	5,840
ABIOMED, Inc.* (Healthcare - Products)	306	8,412
ABM Industries, Inc. (Commercial Services)	408	10,877
Abraxas Petroleum Corp.* (Oil & Gas)	1,020	3,233
Acacia Research Corp. (Commercial Services)	357	4,934
Acadia Healthcare Co., Inc.* (Healthcare - Services)	255	13,015
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	510	11,883
Acadia Realty Trust (REIT)	408	10,384
Accelrys, Inc.* (Software)	510	6,416
Acco Brands Corp.* (Household Products/Wares)	918	5,334
Accretive Health, Inc.* (Commercial Services)	510	4,697
Accuray, Inc.* (Healthcare - Products)	663	7,061
Accuride Corp.* (Auto Parts & Equipment)	459	1,749
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	255	2,912
Aceto Corp. (Chemicals)	255	5,437
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	765	2,532
ACI Worldwide, Inc.* (Software)	306	18,547
Acorda Therapeutics, Inc.* (Biotechnology)	306	8,981
Actuant Corp. - Class A (Miscellaneous Manufacturing)	510	17,451
Actuate Corp.* (Software)	459	3,488
Acuity Brands, Inc. (Electrical Components & Equipment)	306	38,874
Acxiom Corp.* (Software)	561	20,174
ADTRAN, Inc. (Telecommunications)	459	11,654
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	306	8,354
Advent Software, Inc. (Software)	255	8,379
Advisory Board Co.* (Commercial Services)	255	16,144
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	204	12,236
Aegion Corp.* (Engineering & Construction)	306	6,279
Aeroflex Holding Corp.* (Semiconductors)	255	1,757
Aeropostale, Inc.* (Retail)	612	4,315
Aerovironment, Inc.* (Aerospace/Defense)	153	4,562
Affymetrix, Inc.* (Healthcare - Products)	714	6,704
AG Mortgage Investment Trust, Inc. (REIT)	255	4,230
AH Belo Corp. - Class A (Media)	255	2,037
Air Methods Corp.* (Healthcare - Services)	306	15,738
Air Transport Services Group, Inc.* (Transportation)	510	3,208
Aircastle, Ltd. (Diversified Financial Services)	510	9,634
AK Steel Holding Corp.* (Iron/Steel)	1,224	8,654
Akorn, Inc.* (Pharmaceuticals)	459	10,419
Albany International Corp. - Class A (Machinery - Diversified)	204	7,052
Albany Molecular Research, Inc.* (Commercial Services)	255	2,729
Alexander & Baldwin, Inc. (Real Estate)	306	11,968
Align Technology, Inc.* (Healthcare - Products)	510	30,303
ALLETE, Inc. (Electric)	306	15,294
Alliance One International, Inc.* (Agriculture)	867	2,228
Allied Nevada Gold Corp.* (Mining)	867	4,257
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	408	34,133
ALON USA Energy, Inc. (Oil & Gas)	204	3,205
Alpha Natural Resources, Inc.* (Coal)	1,683	9,560
Alphatec Holdings, Inc.* (Healthcare - Products)	867	1,881
Altisource Residential Corp. (REIT)	204	6,120
Altra Holdings, Inc. (Machinery - Diversified)	204	6,397
AMAG Pharmaceuticals, Inc.* (Biotechnology)	204	4,380
Ambac Financial Group, Inc.* (Insurance)	357	8,368
Ambarella, Inc.* (Semiconductors)	204	6,534
AMCOL International Corp. (Mining)	204	6,950
Amedisys, Inc.* (Healthcare - Services)	306	4,618
Ameresco, Inc.* (Electric)	255	2,514
American Apparel, Inc.* (Apparel)	867	855
American Assets Trust, Inc. (REIT)	255	8,535
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	510	9,496
American Capital Mortgage Investment Corp. (REIT)	459	8,973
American Equity Investment Life Holding Co. (Insurance)	510	11,195
American Realty Capital Properties, Inc. (REIT)	1,122	15,528
American Software, Inc. - Class A (Software)	255	2,570
American States Water Co. (Water)	306	8,690
American Superconductor Corp.* (Electrical Components & Equipment)	714	1,071
American Vanguard Corp. (Chemicals)	255	5,926
Ameris Bancorp* (Banks)	204	4,176
Amicus Therapeutics, Inc.* (Pharmaceuticals)	612	1,671
Amkor Technology, Inc.* (Semiconductors)	663	3,514
AMN Healthcare Services, Inc.* (Commercial Services)	408	6,165
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	357	3,042
AmSurg Corp.* (Healthcare - Services)	255	10,646
AmTrust Financial Services, Inc. (Insurance)	204	6,585

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Amyris, Inc.* (Energy - Alternate Sources)	510	$2,157
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	357	6,797
ANADIGICS, Inc.* (Semiconductors)	969	1,909
Angie’s List, Inc.* (Internet)	306	5,490
AngioDynamics, Inc.* (Healthcare - Products)	255	4,057
Anixter International, Inc. (Telecommunications)	204	17,895
ANN, Inc.* (Retail)	357	11,545
Antares Pharma, Inc.* (Pharmaceuticals)	1,020	4,876
Anworth Mortgage Asset Corp. (REIT)	1,173	5,501
API Technologies Corp.* (Aerospace/Defense)	561	1,857
Apogee Enterprises, Inc. (Building Materials)	255	8,619
Apollo Commercial Real Estate Finance, Inc. (REIT)	306	5,147
Apollo Investment Corp. (Investment Companies)	1,683	14,205
Apollo Residential Mortgage, Inc. (REIT)	255	4,121
Applied Industrial Technologies, Inc. (Machinery - Diversified)	306	15,465
Applied Micro Circuits Corp.* (Semiconductors)	561	5,666
Approach Resources, Inc.* (Oil & Gas)	255	5,123
Arabian American Development Co.* (Oil & Gas)	255	2,907
ARC Document Solutions, Inc.* (Commercial Services)	510	3,866
Arch Coal, Inc. (Coal)	1,734	7,352
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,632	10,347
Argo Group International Holdings, Ltd. (Insurance)	204	9,178
Arkansas Best Corp. (Transportation)	204	6,995
Armada Hoffler Properties, Inc. (REIT)	204	1,856
ARMOUR Residential REIT, Inc. (REIT)	2,805	11,529
ArQule, Inc.* (Biotechnology)	816	1,869
Array BioPharma, Inc.* (Pharmaceuticals)	1,020	4,906
ARRIS Group, Inc.* (Telecommunications)	867	22,454
ArthroCare Corp.* (Healthcare - Products)	204	9,258
Aruba Networks, Inc.* (Telecommunications)	867	17,089
Asbury Automotive Group, Inc.* (Retail)	255	11,990
Ashford Hospitality Trust (REIT)	459	4,315
Aspen Technology, Inc.* (Software)	663	30,213
Associated Estates Realty Corp. (REIT)	408	6,516
Astec Industries, Inc. (Machinery - Construction & Mining)	153	5,692
Astoria Financial Corp. (Savings & Loans)	714	9,453
athenahealth, Inc.* (Software)	255	37,588
Atlantic Power Corp. (Electric)	1,071	2,838
Atlas Air Worldwide Holdings, Inc.* (Transportation)	204	7,207
ATMI, Inc.* (Semiconductors)	255	7,058
Atricure, Inc.* (Healthcare - Products)	255	5,228
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	408	10,437
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	1,224	4,590
Aveo Phamaceuticals, Inc.* (Commercial Services)	714	1,178
AVG Technologies N.V.* (Software)	204	3,384
Aviat Networks, Inc.* (Telecommunications)	765	1,454
Avid Technology, Inc.* (Software)	357	2,478
Avista Corp. (Electric)	459	13,233
Axcelis Technologies, Inc.* (Semiconductors)	1,275	3,086
Axiall Corp. (Chemicals)	510	20,348
AZZ, Inc. (Miscellaneous Manufacturing)	204	8,529
B&G Foods, Inc. - Class A (Food)	408	13,370
Balchem Corp. (Chemicals)	204	11,122
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	255	6,477
Bancorp, Inc.* (Banks)	306	5,829
BancorpSouth, Inc. (Banks)	714	16,829
Bank Mutual Corp. (Savings & Loans)	459	3,140
Bank of the Ozarks, Inc. (Banks)	255	16,167
BankFinancial Corp. (Savings & Loans)	255	2,318
Bankrate, Inc.* (Internet)	408	6,769
Banner Corp. (Banks)	153	5,635
Barnes & Noble, Inc.* (Retail)	357	4,812
Barnes Group, Inc. (Miscellaneous Manufacturing)	408	15,276
Basic Energy Services, Inc.* (Oil & Gas Services)	306	5,242
Bazaarvoice, Inc.* (Internet)	408	2,958
BBCN Bancorp, Inc. (Banks)	612	9,211
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	357	13,491
Beazer Homes USA, Inc.* (Home Builders)	204	4,592
bebe Stores, Inc. (Retail)	408	2,028
Belden, Inc. (Electrical Components & Equipment)	306	19,801
Benchmark Electronics, Inc.* (Electronics)	408	9,274
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	306	3,635
Berkshire Hills Bancorp, Inc. (Savings & Loans)	204	4,990
Berry Plastics Group, Inc.* (Packaging & Containers)	408	9,098
BGC Partners, Inc. - Class A (Diversified Financial Services)	1,020	6,559
Bill Barrett Corp.* (Oil & Gas)	357	10,000
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	459	3,603
BIOLASE, Inc.* (Healthcare - Products)	459	1,111
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	204	5,486
BioScrip, Inc.* (Pharmaceuticals)	459	3,906
Biotime, Inc.* (Biotechnology)	510	1,897
BJ’s Restaurants, Inc.* (Retail)	204	5,785

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Black Diamond, Inc.* (Leisure Time)	255	$2,716
Black Hills Corp. (Electric)	306	16,778
Blackbaud, Inc. (Software)	357	12,302
BlackRock Kelso Capital Corp. (Investment Companies)	612	5,685
Bloomin Brands, Inc.* (Retail)	408	9,372
Blount International, Inc.* (Miscellaneous Manufacturing)	408	5,231
Blucora, Inc.* (Internet)	357	9,143
BlueLinx Holdings, Inc.* (Distribution/Wholesale)	663	1,054
Bob Evans Farms, Inc. (Retail)	204	10,251
Boingo Wireless, Inc.* (Internet)	255	1,543
Bonanza Creek Energy, Inc.* (Oil & Gas)	204	8,305
Boston Private Financial Holdings, Inc. (Banks)	612	7,521
Bottomline Technologies, Inc.* (Software)	306	10,594
Boulder Brands, Inc.* (Food)	510	7,313
Boyd Gaming Corp.* (Lodging)	459	4,847
BPZ Resources, Inc.* (Oil & Gas)	1,326	2,652
Brady Corp. - Class A (Electronics)	357	9,768
Bravo Brio Restaurant Group, Inc.* (Retail)	204	3,048
Briggs & Stratton Corp. (Machinery - Diversified)	357	7,522
Brightcove, Inc.* (Internet)	306	3,286
Bristow Group, Inc. (Transportation)	255	18,306
BroadSoft, Inc.* (Internet)	204	6,244
Brookline Bancorp, Inc. (Savings & Loans)	612	5,447
Brooks Automation, Inc. (Semiconductors)	561	5,694
Brown Shoe Co., Inc. (Retail)	357	8,454
Brunswick Corp. (Leisure Time)	663	27,489
Buffalo Wild Wings, Inc.* (Retail)	153	21,705
Builders FirstSource, Inc.* (Building Materials)	459	3,695
C&J Energy Services, Inc.* (Oil & Gas Services)	357	8,347
Cabot Microelectronics Corp.* (Semiconductors)	204	8,225
CACI International, Inc.* - Class A (Computers)	153	11,325
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	561	6,160
Caesars Entertainment Corp.* (Lodging)	306	6,735
Cal Dive International, Inc.* (Oil & Gas Services)	1,122	1,840
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	204	2,340
Calamp Corp.* (Telecommunications)	306	9,021
Calgon Carbon Corp.* (Environmental Control)	408	8,286
California Water Service Group (Water)	357	8,315
Calix, Inc.* (Telecommunications)	357	2,831
Callaway Golf Co. (Leisure Time)	612	5,000
Callidus Software, Inc.* (Software)	408	5,985
Callon Petroleum Co.* (Oil & Gas)	561	3,787
Cambrex Corp.* (Biotechnology)	255	4,786
Campus Crest Communities, Inc. (REIT)	510	4,503
Cantel Medical Corp. (Healthcare - Products)	204	6,467
Capital Bank Financial Corp.* - Class A (Banks)	204	4,702
Capital Senior Living Corp.* (Healthcare - Services)	255	5,730
Capitol Federal Financial, Inc. (Savings & Loans)	1,122	13,431
Capstead Mortgage Corp. (REIT)	714	9,011
Capstone Turbine Corp.* (Electrical Components & Equipment)	2,907	4,709
CARBO Ceramics, Inc. (Oil & Gas Services)	153	17,613
Cardinal Financial Corp. (Banks)	255	4,348
Cardiovascular System, Inc.* (Healthcare - Products)	204	6,920
Cardtronics, Inc.* (Commercial Services)	357	13,752
Career Education Corp.* (Commercial Services)	714	3,884
Carrizo Oil & Gas, Inc.* (Oil & Gas)	306	12,577
Carrols Restaurant Group, Inc.* (Retail)	306	1,864
Casella Waste System, Inc.* - Class A (Environmental Control)	510	2,616
Casey’s General Stores, Inc. (Retail)	255	17,511
Cash America International, Inc. (Retail)	204	7,493
Cathay Bancorp, Inc. (Banks)	612	14,382
Cavium, Inc.* (Semiconductors)	357	13,269
Cbeyond, Inc.* (Telecommunications)	306	2,222
CBIZ, Inc.* (Commercial Services)	408	3,509
Cedar Realty Trust, Inc. (REIT)	663	4,184
Celadon Group, Inc. (Transportation)	204	4,239
Cell Therapeutics, Inc.* (Biotechnology)	1,632	5,206
Celldex Therapeutics, Inc.* (Biotechnology)	612	15,777
Centene Corp.* (Healthcare - Services)	408	24,725
Centerstate Banks, Inc. (Banks)	306	3,366
Central European Media Enterprises, Ltd.* - Class A (Media)	816	2,424
Central Garden & Pet Co.* - Class A (Household Products/Wares)	408	2,546
Central Pacific Financial Corp. (Banks)	204	3,743
Century Aluminum Co.* (Mining)	459	5,357
Cenveo, Inc.* (Commercial Services)	816	2,709
Cepheid, Inc.* (Healthcare - Products)	510	26,959
Cerus Corp.* (Healthcare - Products)	714	4,405
CEVA, Inc.* (Semiconductors)	204	3,548
Chambers Street Properties (REIT)	1,836	14,211
Chart Industries, Inc.* (Machinery - Diversified)	204	17,430
Charter Financial Corp. (Savings & Loans)	255	2,741
Checkpoint Systems, Inc.* (Electronics)	357	4,762
Chelsea Therapeutics International, Ltd.* (Biotechnology)	867	3,858
Chemed Corp. (Commercial Services)	153	12,075
Chemical Financial Corp. (Banks)	204	5,892
Chemocentryx, Inc.* (Pharmaceuticals)	255	1,584
Chemtura Corp.* (Chemicals)	714	17,907

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Chesapeake Lodging Trust (REIT)	357	$8,693
Chiquita Brands International, Inc.* (Food)	408	4,317
Christopher & Banks Corp.* (Retail)	408	2,913
CIBER, Inc.* (Computers)	765	2,968
Ciena Corp.* (Telecommunications)	765	17,847
Cincinnati Bell, Inc.* (Telecommunications)	1,734	6,000
Cirrus Logic, Inc.* (Semiconductors)	510	8,930
Citizens, Inc.* (Insurance)	459	3,190
Clarcor, Inc. (Miscellaneous Manufacturing)	357	19,784
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	561	6,693
Clearwater Paper Corp.* (Forest Products & Paper)	153	8,713
Cleco Corp. (Electric)	459	22,426
Cloud Peak Energy, Inc.* (Coal)	459	8,597
CNO Financial Group, Inc. (Insurance)	1,581	26,783
CoBiz Financial, Inc. (Banks)	357	3,770
Coeur d’Alene Mines Corp.* (Mining)	765	7,765
Cogent Communications Group, Inc. (Internet)	357	14,769
Cognex Corp.* (Machinery - Diversified)	612	24,143
Cohen & Steers, Inc. (Diversified Financial Services)	153	5,519
Coherent, Inc.* (Electronics)	204	13,635
Cohu, Inc. (Semiconductors)	255	2,642
Colony Financial, Inc. (REIT)	510	11,322
Columbia Banking System, Inc. (Banks)	408	10,653
Columbus McKinnon Corp.* (Machinery - Diversified)	153	3,782
Comfort Systems USA, Inc. (Building Materials)	306	5,214
Commercial Metals Co. (Iron/Steel)	867	16,524
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	306	2,448
Community Bank System, Inc. (Banks)	306	10,894
CommVault Systems, Inc.* (Software)	357	24,658
comScore, Inc.* (Internet)	306	8,387
Comstock Resources, Inc. (Oil & Gas)	408	6,997
Comverse, Inc.* (Telecommunications)	204	7,352
CONMED Corp. (Healthcare - Products)	204	8,558
Conn’s, Inc.* (Retail)	153	9,289
Consolidated Communications Holdings, Inc. (Telecommunications)	306	5,991
Constant Contact, Inc.* (Internet)	255	6,888
Convergys Corp. (Commercial Services)	765	15,583
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	459	10,741
Corcept Therapeutics, Inc.* (Pharmaceuticals)	867	2,982
CoreSite Realty Corp. (REIT)	153	4,694
Corinthian Colleges, Inc.* (Commercial Services)	969	1,424
Cornerstone OnDemand, Inc.* (Software)	306	17,457
Coronado Biosciences, Inc.* (Biotechnology)	255	694
CoStar Group, Inc.* (Commercial Services)	204	35,097
Cousins Properties, Inc. (REIT)	816	8,772
Cowen Group, Inc.* - Class A (Diversified Financial Services)	969	3,954
Cracker Barrel Old Country Store, Inc. (Retail)	153	15,149
Crawford & Co. (Insurance)	357	2,888
Cray, Inc.* (Computers)	306	9,024
Crocs, Inc.* (Apparel)	663	10,177
Cross Country Healthcare, Inc.* (Commercial Services)	357	3,856
Crosstex Energy, Inc. (Pipelines)	357	13,388
Crown Media Holdings, Inc.* (Media)	612	1,873
CryoLife, Inc. (Healthcare - Products)	357	3,852
CSG Systems International, Inc. (Software)	255	7,640
CTS Corp. (Electronics)	306	5,719
CubeSmart (REIT)	969	15,969
Cubic Corp. (Aerospace/Defense)	153	7,578
Cumulus Media, Inc.* - Class A (Media)	816	5,459
Curis, Inc.* (Biotechnology)	867	2,454
Curtiss-Wright Corp. (Aerospace/Defense)	357	21,927
Customers Bancorp, Inc.* (Banks)	204	4,137
CVB Financial Corp. (Banks)	714	10,652
Cyberonics, Inc.* (Healthcare - Products)	204	13,627
Cynosure, Inc.* - Class A (Healthcare - Products)	153	4,105
Cypress Semiconductor Corp. (Semiconductors)	1,122	11,265
CyrusOne, Inc. (Internet)	204	4,408
CYS Investments, Inc. (REIT)	1,326	10,502
Cytokinetics, Inc.* (Biotechnology)	255	1,976
Cytori Therapeutics, Inc.* (Pharmaceuticals)	867	2,306
Daktronics, Inc. (Home Furnishings)	357	5,216
Dana Holding Corp. (Auto Parts & Equipment)	1,071	20,262
Darling International, Inc.* (Environmental Control)	867	16,959
DCT Industrial Trust, Inc. (REIT)	2,142	15,422
DealerTrack Holdings, Inc.* (Internet)	306	14,275
Delek US Holdings, Inc. (Oil & Gas)	306	9,272
Deluxe Corp. (Commercial Services)	357	17,332
Demand Media, Inc.* (Media)	408	2,354
Dendreon Corp.* (Biotechnology)	1,326	3,700
Denny’s Corp.* (Retail)	816	5,598
DepoMed, Inc.* (Pharmaceuticals)	561	6,732
Destination XL Group, Inc.* (Retail)	459	2,469
Dexcom, Inc.* (Healthcare - Products)	510	20,635
DFC Global Corp.* (Diversified Financial Services)	357	2,685
Diamond Foods, Inc.* (Food)	204	5,377
DiamondRock Hospitality Co. (REIT)	1,428	16,536
Dice Holdings, Inc.* (Internet)	357	2,499
Digi International, Inc.* (Software)	255	2,627
Digital Generation, Inc.* (Media)	306	4,131
Digital River, Inc.* (Software)	306	5,379
DigitalGlobe, Inc.* (Telecommunications)	561	21,419

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Dime Community Bancshares, Inc. (Savings & Loans)	255	$4,167
Diodes, Inc.* (Semiconductors)	306	7,010
Doral Financial Corp.* (Diversified Financial Services)	51	637
Dorman Products, Inc.* (Auto Parts & Equipment)	204	10,641
Douglas Dynamics, Inc. (Auto Parts & Equipment)	204	2,962
Drew Industries, Inc. (Building Materials)	204	9,810
DSP Group, Inc.* (Semiconductors)	255	2,285
DuPont Fabros Technology, Inc. (REIT)	459	11,929
Dyax Corp.* (Pharmaceuticals)	1,020	8,588
Dycom Industries, Inc.* (Engineering & Construction)	255	7,097
Dynavax Technologies Corp.* (Biotechnology)	2,142	3,727
Dynegy, Inc.* (Electric)	714	14,537
Dynex Capital, Inc. (REIT)	459	3,700
E.W. Scripps Co.* - Class A (Media)	255	4,695
Eagle Bancorp, Inc.* (Banks)	204	6,783
EarthLink Holdings Corp. (Telecommunications)	867	3,763
EastGroup Properties, Inc. (REIT)	204	12,105
Ebix, Inc. (Software)	306	4,155
Education Management Corp.* (Commercial Services)	306	2,121
Education Realty Trust, Inc. (REIT)	867	7,829
eHealth, Inc.* (Insurance)	153	8,175
El Paso Electric Co. (Electric)	306	11,148
Electro Rent Corp. (Commercial Services)	204	3,431
Electro Scientific Industries, Inc. (Electronics)	255	2,764
Electronics for Imaging, Inc.* (Computers)	357	15,126
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	204	5,532
Ellie Mae, Inc.* (Diversified Financial Services)	204	5,324
EMCOR Group, Inc. (Engineering & Construction)	510	21,680
Emerald Oil, Inc.* (Oil & Gas)	408	3,129
Emergent Biosolutions, Inc.* (Biotechnology)	255	6,102
Emeritus Corp.* (Healthcare - Services)	306	6,747
Empire District Electric Co. (Electric)	357	8,193
Employers Holdings, Inc. (Insurance)	255	6,265
Emulex Corp.* (Semiconductors)	765	5,630
Encore Capital Group, Inc.* (Diversified Financial Services)	204	9,708
Encore Wire Corp. (Electrical Components & Equipment)	153	7,817
Endeavour International Corp.* (Oil & Gas)	612	4,033
Endocyte, Inc.* (Pharmaceuticals)	255	3,027
Endologix, Inc.* (Healthcare - Products)	510	8,160
Energy Recovery, Inc.* (Environmental Control)	510	2,183
Energy XXI (Bermuda), Ltd. (Oil & Gas)	612	14,045
EnerNOC, Inc.* (Electric)	255	5,712
EnerSys (Electrical Components & Equipment)	357	24,297
Ennis, Inc. (Commercial Services)	255	3,690
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	153	11,099
Entegris, Inc.* (Semiconductors)	1,071	11,267
Entercom Communications Corp.* - Class A (Media)	255	2,405
Entravision Communications Corp. - Class A (Media)	510	3,075
Entropic Communications, Inc.* (Semiconductors)	816	3,403
Envestnet, Inc.* (Software)	204	8,721
Enzon Pharmaceuticals, Inc. (Biotechnology)	816	734
EPAM Systems, Inc.* (Software)	204	8,344
EPIQ Systems, Inc. (Software)	306	4,394
EPL Oil & Gas, Inc.* (Oil & Gas)	255	6,852
EPR Properties (REIT)	357	18,236
Equal Energy, Ltd. (Oil & Gas)	459	2,424
Equity One, Inc. (REIT)	459	10,401
Era Group, Inc.* (Transportation)	153	4,481
ESCO Technologies, Inc. (Electronics)	204	7,120
Esterline Technologies Corp.* (Aerospace/Defense)	204	21,002
Ethan Allen Interiors, Inc. (Home Furnishings)	204	5,149
Euronet Worldwide, Inc.* (Commercial Services)	357	15,301
EverBank Financial Corp. (Savings & Loans)	612	10,901
Evercore Partners, Inc. - Class A (Diversified Financial Services)	255	14,239
EVERTEC, Inc. (Commercial Services)	255	6,153
Exact Sciences Corp.* (Biotechnology)	510	6,630
ExamWorks Group, Inc.* (Commercial Services)	255	7,851
Exar Corp.* (Semiconductors)	357	3,931
Excel Trust, Inc. (REIT)	408	4,655
EXCO Resources, Inc. (Oil & Gas)	1,071	5,494
Exelixis, Inc.* (Biotechnology)	1,479	10,176
ExlService Holdings, Inc.* (Commercial Services)	255	6,413
Express, Inc.* (Retail)	612	10,600
Exterran Holdings, Inc.* (Oil & Gas Services)	408	14,174
Extreme Networks, Inc.* (Telecommunications)	918	6,720
EZCORP, Inc.* - Class A (Retail)	408	4,480
F.N.B. Corp. (Banks)	1,071	12,681
Fabrinet* (Miscellaneous Manufacturing)	255	4,710
Fair Isaac Corp. (Software)	255	13,862
Fairpoint Communications, Inc.* (Telecommunications)	255	3,267
Federal Signal Corp.* (Miscellaneous Manufacturing)	510	6,283

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
FEI Co. (Electronics)	255	$23,898
FelCor Lodging Trust, Inc. (REIT)	1,020	8,323
Female Health Co. (Healthcare - Products)	255	1,923
Ferro Corp.* (Chemicals)	612	7,699
Fiesta Restaurant Group, Inc.* (Retail)	153	6,574
Fifth & Pacific Cos., Inc.* (Retail)	867	24,882
Fifth Street Finance Corp. (Investment Companies)	918	8,638
Financial Engines, Inc. (Diversified Financial Services)	357	21,747
Finisar Corp.* (Telecommunications)	714	16,929
First American Financial Corp. (Insurance)	765	19,828
First Bancorp (Banks)	204	3,515
First Bancorp* (Banks)	612	2,993
First Busey Corp. (Banks)	714	3,927
First Cash Financial Services, Inc.* (Retail)	204	10,024
First Commonwealth Financial Corp. (Banks)	816	6,699
First Financial Bancorp (Banks)	459	7,610
First Financial Bankshares, Inc. (Banks)	255	15,598
First Industrial Realty Trust, Inc. (REIT)	816	14,003
First Merchants Corp. (Banks)	255	5,378
First Midwest Bancorp, Inc. (Banks)	561	8,959
First Potomac Realty Trust (REIT)	459	5,995
First Security Group, Inc.* (Banks)	867	1,786
FirstMerit Corp. (Banks)	1,173	23,871
Five Below, Inc.* (Retail)	255	9,346
Five Star Quality Care, Inc.* (Healthcare - Services)	459	2,492
Flagstar BanCorp, Inc.* (Savings & Loans)	204	4,257
Flotek Industries, Inc.* (Oil & Gas Services)	408	8,776
Flow International Corp.* (Machinery - Diversified)	561	2,266
Fluidigm Corp.* (Electronics)	204	9,204
Flushing Financial Corp. (Savings & Loans)	255	5,238
Forest Oil Corp.* (Oil & Gas)	1,071	3,267
Forestar Group, Inc.* (Real Estate)	306	6,120
FormFactor, Inc.* (Semiconductors)	510	3,284
Forum Energy Technologies, Inc.* (Oil & Gas Services)	306	7,687
Forward Air Corp. (Transportation)	255	11,358
Francesca’s Holdings Corp.* (Retail)	357	6,783
Franklin Electric Co., Inc. (Hand/Machine Tools)	357	14,223
Franklin Street Properties Corp. (REIT)	714	8,561
Fred’s, Inc. - Class A (Retail)	306	5,349
Fresh Del Monte Produce, Inc. (Food)	306	8,097
Frontline, Ltd.* (Transportation)	867	3,581
FTI Consulting, Inc.* (Commercial Services)	306	11,343
Fuelcell Energy, Inc.* (Energy - Alternate Sources)	1,785	2,553
Fuller (H.B.) Co. (Chemicals)	357	16,629
Furmanite Corp.* (Metal Fabricate/Hardware)	408	4,765
Fusion-IO, Inc.* (Computers)	612	6,732
FutureFuel Corp. (Energy - Alternate Sources)	204	3,337
FX Energy, Inc.* (Oil & Gas)	663	2,374
FXCM, Inc. (Diversified Financial Services)	306	5,245
G & K Services, Inc. - Class A (Textiles)	153	8,551
Galena Biopharma, Inc.* (Biotechnology)	1,020	5,375
GasLog, Ltd. (Transportation)	255	5,345
Gastar Exploration, Ltd.* (Oil & Gas)	765	4,559
GenCorp, Inc.* (Aerospace/Defense)	459	7,812
Generac Holdings, Inc. (Electrical Components & Equipment)	357	17,183
General Cable Corp. (Electrical Components & Equipment)	357	10,185
General Communication, Inc.* - Class A (Telecommunications)	357	3,474
General Moly, Inc.* (Mining)	918	1,184
Genesco, Inc.* (Retail)	204	14,325
GenMark Diagnostics, Inc.* (Healthcare - Products)	306	3,954
Gentherm, Inc.* (Auto Parts & Equipment)	306	7,797
Gentiva Health Services, Inc.* (Healthcare - Services)	306	3,476
Geron Corp.* (Biotechnology)	1,530	7,681
Getty Realty Corp. (REIT)	204	3,876
GFI Group, Inc. (Diversified Financial Services)	714	2,713
Gibraltar Industries, Inc.* (Building Materials)	255	4,554
Glacier Bancorp, Inc. (Banks)	561	14,827
Gladstone Capital Corp. (Investment Companies)	255	2,517
Gladstone Investment Corp. (Private Equity)	306	2,488
Glatfelter (Forest Products & Paper)	357	11,063
Glimcher Realty Trust (REIT)	1,071	9,168
Global Cash Access Holdings, Inc.* (Commercial Services)	612	5,190
Global Eagle Entertainment, Inc.* (Internet)	255	4,083
Global Geophysical Services* (Oil & Gas Services)	357	528
Global Sources, Ltd.* (Internet)	255	1,683
Globe Specialty Metals, Inc. (Mining)	510	8,915
Globus Med, Inc.* - Class A (Healthcare - Products)	408	9,546
Glu Mobile, Inc.* (Software)	816	3,223
Gold Resource Corp. (Mining)	357	1,646
Golub Capital BDC, Inc. (Investment Companies)	306	5,600
Goodrich Petroleum Corp.* (Oil & Gas)	255	4,391
Government Properties Income Trust (REIT)	408	10,078
GrafTech International, Ltd.* (Electrical Components & Equipment)	918	9,410
Gramercy Property Trust, Inc.* (REIT)	612	3,562

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares		Value
Grand Canyon Education, Inc.* (Commercial Services)	357		$15,644
Granite Construction, Inc. (Engineering & Construction)	306		10,187
Graphic Packaging Holding Co.* (Packaging & Containers)	1,581		15,020
Gray Television, Inc.* (Media)	459		5,223
Great Lakes Dredge & Dock Co.* (Commercial Services)	510		3,840
Greatbatch, Inc.* (Healthcare - Products)	204		8,672
Green Dot Corp.* - Class A (Commercial Services)	204		4,594
Green Plains Renewable Energy (Energy - Alternate Sources)	255		5,681
Greenhill & Co., Inc. (Diversified Financial Services)	204		10,598
Greenlight Capital Re, Ltd.* - Class A (Insurance)	255		8,193
Griffon Corp. (Building Materials)	408		5,124
Group 1 Automotive, Inc. (Retail)	153		9,353
GSI Group, Inc.* (Electronics)	306		3,302
GSI Technology, Inc.* (Semiconductors)	306		2,038
GSV Capital Corp.* (Private Equity)	255		3,404
GT Advanced Technologies, Inc.* (Semiconductors)	1,071		10,999
GTx, Inc.* (Biotechnology)	306		554
Guidewire Software, Inc.* (Software)	306		14,446
GulfMark Offshore, Inc. - Class A (Transportation)	204		8,682
H&E Equipment Services, Inc.* (Commercial Services)	255		7,721
Hackett Group, Inc. (Commercial Services)	357		2,106
Haemonetics Corp.* (Healthcare - Products)	357		13,527
Halcon Resources Corp.* (Oil & Gas)	1,581		5,328
Halozyme Therapeutics, Inc.* (Biotechnology)	765		11,980
Hampton Roads Bankshares, Inc.* (Banks)	918		1,432
Hancock Holding Co. (Banks)	612		21,175
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	255		8,622
Hanmi Financial Corp. (Banks)	255		5,500
Harbinger Group, Inc.* (Holding Companies - Diversified)	357		4,241
Harmonic, Inc.* (Telecommunications)	918		6,022
Harte-Hanks, Inc. (Advertising)	408		2,795
Harvard Apparatus Regenerative Technology, Inc.* (Healthcare - Products)	—	†	1
Harvard Bioscience, Inc.* (Biotechnology)	357		1,578
Haverty Furniture Cos., Inc. (Retail)	153		4,256
Hawaiian Holdings, Inc.* (Airlines)	510		5,182
Headwaters, Inc.* (Building Materials)	612		6,805
Healthcare Realty Trust, Inc. (REIT)	663		15,196
Healthcare Services Group, Inc. (Commercial Services)	510		13,836
HealthSouth Corp. (Healthcare - Services)	612		19,045
HealthStream, Inc.* (Internet)	153		4,440
Healthways, Inc.* (Healthcare - Services)	306		4,685
Heartland Express, Inc. (Transportation)	408		8,592
Heartland Payment Systems, Inc. (Commercial Services)	255		10,993
Hecla Mining Co. (Mining)	2,652		8,036
HEICO Corp. (Aerospace/Defense)	510		27,142
Helen of Troy, Ltd.* (Household Products/Wares)	255		14,035
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	765		15,598
Hercules Offshore, Inc.* (Oil & Gas)	1,224		6,096
Hercules Technology Growth Capital, Inc. (Private Equity)	510		8,089
Heritage Commerce Corp. (Banks)	255		2,043
Heritage Oaks Bancorp* (Banks)	306		2,344
Herman Miller, Inc. (Office Furnishings)	459		12,865
Hersha Hospitality Trust (REIT)	1,581		8,585
HFF, Inc. - Class A (Real Estate)	255		7,543
Hibbett Sports, Inc.* (Retail)	204		12,242
Higher One Holdings, Inc.* (Diversified Financial Services)	306		2,375
Highwoods Properties, Inc. (REIT)	612		22,730
Hillenbrand, Inc. (Miscellaneous Manufacturing)	408		11,045
Hilltop Holdings, Inc.* (Insurance)	510		12,133
Hittite Microwave Corp.* (Semiconductors)	255		14,624
HMS Holdings Corp.* (Commercial Services)	663		15,269
HNI Corp. (Office Furnishings)	357		12,249
Home Bancshares, Inc. (Banks)	357		11,010
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	408		8,372
HomeTrust Bancshares, Inc.* (Savings & Loans)	204		3,225
Horace Mann Educators Corp. (Insurance)	306		8,537
Horizon Pharma, Inc.* (Holding Companies - Diversified)	714		7,040
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	255		10,891
Horsehead Holding Corp.* (Mining)	357		5,469
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	918		5,536
HSN, Inc. (Retail)	255		13,966
Hub Group, Inc.* - Class A (Transportation)	306		12,684
Hudson Pacific Properties, Inc. (REIT)	357		7,758
Huron Consulting Group, Inc.* (Commercial Services)	207		13,712
Hutchinson Technology, Inc.* (Computers)	357		1,357
IBERIABANK Corp. (Banks)	204		13,431
ICF International, Inc.* (Commercial Services)	153		5,150
ICG Group, Inc.* (Internet)	357		6,779
Iconix Brand Group, Inc.* (Apparel)	408		15,178
IDACORP, Inc. (Electric)	357		18,825

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	969	$6,793
iGATE Corp.* (Computers)	306	10,328
II-VI, Inc.* (Electronics)	408	6,230
Imation Corp.* (Computers)	459	2,208
Immersion Corp.* (Computers)	255	2,984
ImmunoGen, Inc.* (Biotechnology)	663	9,938
Immunomedics, Inc.* (Biotechnology)	663	3,216
Impax Laboratories, Inc.* (Pharmaceuticals)	510	11,801
Imperva, Inc.* (Software)	153	8,415
Incontact, Inc.* (Software)	510	4,478
Independent Bank Corp. (Banks)	204	7,377
Infinera Corp.* (Telecommunications)	867	7,560
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	408	5,243
Infoblox, Inc.* (Software)	357	12,524
Inland Real Estate Corp. (REIT)	663	6,988
InnerWorkings, Inc.* (Software)	408	3,076
Innophos Holdings, Inc. (Chemicals)	153	7,141
Innospec, Inc. (Chemicals)	204	8,739
Inphi Corp.* (Semiconductors)	255	2,927
Insight Enterprises, Inc.* (Computers)	357	7,533
Insmed, Inc.* (Biotechnology)	255	5,207
Insperity, Inc. (Commercial Services)	204	6,736
Insulet Corp.* (Healthcare - Products)	408	17,544
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	153	7,108
Integrated Device Technology, Inc.* (Semiconductors)	1,020	9,843
Integrated Silicon Solution, Inc.* (Semiconductors)	255	3,001
Inteliquent, Inc. (Telecommunications)	408	4,733
InterDigital, Inc. (Telecommunications)	306	8,798
Interface, Inc. (Office Furnishings)	459	9,616
InterMune, Inc.* (Biotechnology)	663	8,851
Internap Network Services Corp.* (Internet)	459	3,741
International Bancshares Corp. (Banks)	408	9,551
International Rectifier Corp.* (Semiconductors)	510	13,265
International Speedway Corp. - Class A (Entertainment)	204	6,848
Intersil Corp. - Class A (Semiconductors)	1,020	11,567
Interval Leisure Group, Inc. (Leisure Time)	306	8,078
Intralinks Holdings, Inc.* (Internet)	408	4,317
Intrepid Potash, Inc.* (Chemicals)	408	5,998
Invacare Corp. (Healthcare - Products)	306	6,175
InvenSense, Inc.* (Electronics)	459	9,038
Invesco Mortgage Capital, Inc. (REIT)	969	15,223
Investment Technology Group, Inc.* (Diversified Financial Services)	306	5,049
Investors Bancorp, Inc. (Savings & Loans)	357	9,057
Investors Real Estate Trust (REIT)	816	7,091
ION Geophysical Corp.* (Oil & Gas Services)	1,071	3,245
Iridium Communications, Inc.* (Telecommunications)	561	3,557
iRobot Corp.* (Home Furnishings)	204	7,209
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	714	9,903
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	816	41,664
Isle of Capri Casinos, Inc.* (Entertainment)	255	2,438
iStar Financial, Inc.* (REIT)	663	10,223
Itron, Inc.* (Electronics)	306	12,356
ITT Educational Services, Inc.* (Commercial Services)	204	5,998
Ixia* (Telecommunications)	459	5,871
IXYS Corp. (Semiconductors)	255	3,236
j2 Global, Inc. (Computers)	357	16,189
Jack in the Box, Inc.* (Retail)	306	15,474
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	204	1,175
Janus Capital Group, Inc. (Diversified Financial Services)	1,122	12,331
JetBlue Airways Corp.* (Airlines)	1,734	15,190
Jive Software, Inc.* (Software)	306	2,831
John Bean Technologies Corp. (Miscellaneous Manufacturing)	255	7,872
Jos. A. Bank Clothiers, Inc.* (Retail)	204	11,469
Journal Communications, Inc.* - Class A (Media)	408	3,252
K12, Inc.* (Commercial Services)	204	4,478
Kaiser Aluminum Corp. (Mining)	153	10,680
Kaman Corp. - Class A (Aerospace/Defense)	204	7,907
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	612	17,119
KB Home (Home Builders)	612	11,836
KCAP Financial, Inc. (Investment Companies)	255	2,032
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	459	5,077
Kelly Services, Inc. - Class A (Commercial Services)	255	6,115
KEMET Corp.* (Electronics)	510	2,815
Kennedy-Wilson Holdings, Inc. (Real Estate)	408	9,800
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	663	10,197
Key Energy Services, Inc.* (Oil & Gas Services)	1,224	8,923
Kforce, Inc. (Commercial Services)	255	4,623
Kimball International, Inc. - Class B (Home Furnishings)	306	4,550
Kindred Healthcare, Inc. (Healthcare - Services)	459	8,693
Kior, Inc.* - Class A (Energy - Alternate Sources)	459	546
Kite Realty Group Trust (REIT)	765	4,934
Knight Transportation, Inc. (Transportation)	459	9,800
Knightsbridge Tankers, Ltd. (Transportation)	306	2,883
Knoll, Inc. (Office Furnishings)	408	6,773

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,938	$20,562
Kopin Corp.* (Semiconductors)	714	2,742
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	153	6,044
Korn/Ferry International* (Commercial Services)	408	9,572
Kraton Performance Polymers, Inc.* (Chemicals)	255	6,378
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	459	3,318
Krispy Kreme Doughnuts, Inc.* (Retail)	510	8,798
L&L Energy, Inc.* (a) (Coal)	510	694
Laclede Group, Inc. (Gas)	255	11,702
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	1,275	3,060
Lakeland Bancorp, Inc. (Banks)	306	3,449
Lancaster Colony Corp. (Food)	153	13,299
Landec Corp.* (Chemicals)	255	2,741
LaSalle Hotel Properties (REIT)	714	21,963
Lattice Semiconductor Corp.* (Semiconductors)	969	5,601
Layne Christensen Co.* (Engineering & Construction)	204	3,460
La-Z-Boy, Inc. (Home Furnishings)	408	10,984
Leap Wireless International, Inc.* (Telecommunications)	510	8,951
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	510	3,631
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,989	3,660
Lexington Realty Trust (REIT)	1,224	13,231
Libbey, Inc.* (Housewares)	204	4,394
Life Time Fitness, Inc.* (Leisure Time)	306	12,595
LifeLock, Inc.* (Commercial Services)	510	10,409
Lifevantage Corp.* (Pharmaceuticals)	1,173	1,443
Limelight Networks, Inc.* (Internet)	765	1,461
Lincoln Educational Services Corp. (Commercial Services)	357	1,560
Lionbridge Technologies, Inc.* (Internet)	714	3,927
Liquidity Services, Inc.* (Internet)	204	4,849
Lithia Motors, Inc. - Class A (Retail)	153	8,612
Littelfuse, Inc. (Electrical Components & Equipment)	153	13,693
Live Nation, Inc.* (Commercial Services)	1,020	21,695
LivePerson, Inc.* (Computers)	459	6,348
LogMeIn, Inc.* (Telecommunications)	204	6,928
Louisiana-Pacific Corp.* (Building Materials)	1,020	17,881
LSB Industries, Inc.* (Miscellaneous Manufacturing)	153	5,066
LSI Industries, Inc. (Building Materials)	255	2,152
LTC Properties, Inc. (REIT)	255	9,677
LTX-Credence Corp.* (Semiconductors)	459	3,924
Luby’s, Inc.* (Retail)	255	1,665
Lumber Liquidators Holdings, Inc.* (Retail)	204	18,154
Luminex Corp.* (Healthcare - Products)	306	5,591
M.D.C. Holdings, Inc.* (Home Builders)	306	9,452
M/I Schottenstein Homes, Inc.* (Home Builders)	204	5,016
Macatawa Bank Corp.* (Banks)	357	1,892
Magellan Health Services, Inc.* (Healthcare - Services)	204	12,205
magicJack VocalTec, Ltd.* (Internet)	204	2,962
Magnum Hunter Resources Corp.* (Oil & Gas)	1,428	11,924
Maiden Holdings, Ltd. (Insurance)	408	4,480
Main Street Capital Corp. (Investment Companies)	255	8,639
Mainsource Financial Group, Inc. (Banks)	204	3,327
Manhattan Associates, Inc.* (Computers)	612	20,637
MannKind Corp.* (Pharmaceuticals)	1,173	6,358
ManTech International Corp. - Class A (Software)	204	5,936
Marchex, Inc.* - Class B (Advertising)	306	2,864
Marcus Corp. (Lodging)	204	2,664
MarineMax, Inc.* (Retail)	255	3,761
MarketAxess Holdings, Inc. (Diversified Financial Services)	255	15,999
Marriott Vacations Worldwide Corp.* (Entertainment)	204	9,767
Marten Transport, Ltd. (Transportation)	204	3,890
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	612	2,442
Masimo Corp.* (Healthcare - Products)	357	10,442
MasTec, Inc.* (Engineering & Construction)	459	16,496
Matador Resources Co.* (Oil & Gas)	408	7,932
Materion Corp. (Mining)	153	4,065
Matrix Service Co.* (Oil & Gas Services)	255	6,701
Matson, Inc. (Transportation)	357	8,543
Matthews International Corp. - Class A (Commercial Services)	204	8,674
MAXIMUS, Inc. (Commercial Services)	510	21,610
Maxlinear, Inc.* - Class A (Semiconductors)	306	3,140
Maxwell Technologies, Inc.* (Computers)	357	2,913
MB Financial, Inc. (Banks)	408	11,465
MCG Capital Corp. (Investment Companies)	663	2,964
McGrath Rentcorp (Commercial Services)	204	7,470
MDC Partners, Inc. - Class A (Advertising)	306	7,353
Meadowbrook Insurance Group, Inc. (Insurance)	459	2,782
Medallion Financial Corp. (Investment Companies)	204	2,719
MedAssets, Inc.* (Software)	459	10,116
Media General, Inc.* - Class A (Media)	204	3,637
Medical Properties Trust, Inc. (REIT)	1,122	14,889
Medidata Solutions, Inc.* (Software)	408	25,745
Medley Capital Corp. (Diversified Financial Services)	255	3,516
Mentor Graphics Corp. (Computers)	714	14,851

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Mercury Computer Systems, Inc.* (Computers)	306	$3,274
Meredith Corp. (Media)	255	11,674
Merge Healthcare, Inc.* (Healthcare - Products)	714	1,535
Meridian Bioscience, Inc. (Healthcare - Products)	306	6,971
Merit Medical Systems, Inc.* (Healthcare - Products)	357	5,130
Meritage Homes Corp.* (Home Builders)	255	12,385
Meritor, Inc.* (Auto Parts & Equipment)	816	8,960
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	765	4,016
Methode Electronics, Inc. (Electronics)	306	10,300
MGE Energy, Inc. (Electric)	153	8,712
MGIC Investment Corp.* (Insurance)	2,397	20,350
Micrel, Inc. (Semiconductors)	408	4,072
Microsemi Corp.* (Semiconductors)	663	15,541
Midstates Pete Co., Inc.* (Oil & Gas)	408	1,905
Midway Gold Corp.* (Mining)	1,785	1,856
Millennial Media, Inc.* (Advertising)	357	2,835
Miller Energy Resources, Inc.* (Oil & Gas)	459	3,622
MiMedx Group, Inc.* (Healthcare - Products)	714	5,598
Mine Safety Appliances Co. (Environmental Control)	204	10,278
Minerals Technologies, Inc. (Chemicals)	255	13,178
Mitek System, Inc.* (Computers)	306	1,833
MKS Instruments, Inc. (Semiconductors)	408	12,293
Mobile Mini, Inc.* (Storage/Warehousing)	306	11,833
Modine Manufacturing Co.* (Auto Parts & Equipment)	408	5,345
ModusLink Global Solutions, Inc.* (Internet)	561	2,889
Molina Healthcare, Inc.* (Healthcare - Services)	204	7,344
Molycorp, Inc.* (Mining)	1,020	4,947
Momenta Pharmaceuticals, Inc.* (Biotechnology)	408	7,303
MoneyGram International, Inc.* (Commercial Services)	204	3,774
Monmouth Real Estate Investment Corp. - Class A (REIT)	408	3,770
Monolithic Power Systems, Inc.* (Semiconductors)	306	10,003
Monotype Imaging Holdings, Inc. (Software)	306	8,926
Monro Muffler Brake, Inc. (Commercial Services)	255	14,155
Monster Worldwide, Inc.* (Commercial Services)	1,020	6,242
Montpelier Re Holdings, Ltd. (Insurance)	357	9,950
Moog, Inc.* - Class A (Aerospace/Defense)	306	18,378
Morgans Hotel Group Co.* (Lodging)	306	2,375
MoSys, Inc.* (Semiconductors)	561	2,816
Move, Inc.* (Internet)	357	5,052
Mueller Industries, Inc. (Metal Fabricate/Hardware)	204	12,697
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,224	10,624
Multimedia Games Holding Co., Inc.* (Entertainment)	255	8,099
MVC Capital, Inc. (Investment Companies)	255	3,634
Myers Industries, Inc. (Miscellaneous Manufacturing)	255	4,883
MYR Group, Inc.* (Engineering & Construction)	204	5,114
Nanometrics, Inc.* (Semiconductors)	204	3,456
Nanosphere, Inc.* (Biotechnology)	561	1,184
National Bank Holdings Corp. (Holding Companies - Diversified)	408	7,948
National CineMedia, Inc. (Entertainment)	459	8,574
National Health Investors, Inc. (REIT)	204	12,846
National Penn Bancshares, Inc. (Banks)	918	9,529
Natus Medical, Inc.* (Healthcare - Products)	255	6,602
Nautilus, Inc.* (Leisure Time)	306	2,607
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	1,173	2,064
Navigant Consulting Co.* (Commercial Services)	408	7,169
NBT Bancorp, Inc. (Banks)	357	8,582
NCI Building Systems, Inc.* (Building Materials)	204	3,762
Nektar Therapeutics, Inc.* (Pharmaceuticals)	867	11,791
Nelnet, Inc. - Class A (Diversified Financial Services)	204	7,599
Neogen Corp.* (Pharmaceuticals)	306	12,858
NeoGenomics, Inc.* (Biotechnology)	459	1,836
Neonode, Inc.* (Telecommunications)	306	1,741
NeoPhotonics Corp.* (Telecommunications)	255	1,872
NETGEAR, Inc.* (Telecommunications)	306	9,764
NetScout Systems, Inc.* (Computers)	306	10,808
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	510	8,716
New Jersey Resources Corp. (Gas)	306	13,954
New Mountain Finance Corp. (Investment Companies)	306	4,523
New Residential Investment Corp. (REIT)	1,887	11,982
New York & Co., Inc.* (Retail)	357	1,617
New York Mortgage Trust, Inc. (REIT)	561	4,006
NewBridge Bancorp* (Banks)	306	2,139
Newpark Resources, Inc.* (Oil & Gas Services)	663	7,532
Newport Corp.* (Electronics)	357	6,476
NewStar Financial, Inc.* (Diversified Financial Services)	255	4,011
Nexstar Broadcasting Group, Inc. - Class A (Media)	204	9,802
NGP Capital Resources Co. (Investment Companies)	306	2,264
NIC, Inc. (Internet)	510	11,087

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
NII Holdings, Inc.* - Class B (Telecommunications)	1,326	$3,991
Noranda Aluminum Holding Corp. (Mining)	510	1,663
Nordic American Tankers, Ltd. (Transportation)	561	6,137
Northern Oil & Gas, Inc.* (Oil & Gas)	510	7,415
Northfield BanCorp, Inc. (Savings & Loans)	459	5,705
NorthStar Realty Finance Corp. (REIT)	1,479	21,579
Northwest Bancshares, Inc. (Savings & Loans)	714	10,039
Northwest Natural Gas Co. (Gas)	204	8,478
NorthWestern Corp. (Electric)	306	13,834
Novavax, Inc.* (Biotechnology)	1,377	7,491
NPS Pharmaceuticals, Inc.* (Biotechnology)	765	27,372
Nutrisystem, Inc. (Food)	255	3,626
NuVasive, Inc.* (Healthcare - Products)	357	13,366
Nuverra Environmental Solutions, Inc.* (Environmental Control)	102	1,475
NxStage Medical, Inc.* (Healthcare - Products)	459	5,944
Odyssey Marine Exploration, Inc.* (Commercial Services)	867	1,682
Office Depot, Inc.* (Retail)	3,825	18,704
OFG Bancorp (Banks)	357	5,205
Old National Bancorp (Banks)	765	10,710
Olin Corp. (Chemicals)	612	15,735
OM Group, Inc.* (Chemicals)	255	8,247
Omega Protein Corp.* (Pharmaceuticals)	255	2,583
Omeros Corp.* (Biotechnology)	408	4,765
Omnicell, Inc.* (Software)	306	7,901
OmniVision Technologies, Inc.* (Semiconductors)	408	6,279
Omnova Solutions, Inc.* (Chemicals)	459	4,149
On Assignment, Inc.* (Commercial Services)	357	10,596
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	204	2,868
OpenTable, Inc.* (Internet)	153	11,518
Opko Health, Inc.* (Pharmaceuticals)	1,122	8,897
Oplink Communications, Inc.* (Telecommunications)	204	3,454
OraSure Technologies, Inc.* (Healthcare - Products)	612	3,592
Orbcomm, Inc.* (Telecommunications)	459	3,167
Orbital Sciences Corp.* (Aerospace/Defense)	459	11,223
Orbitz Worldwide, Inc.* (Internet)	255	1,836
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	816	5,549
Orient-Express Hotels, Ltd.* - Class A (Lodging)	714	10,110
Orion Marine Group, Inc.* (Engineering & Construction)	255	2,856
Oritani Financial Corp. (Savings & Loans)	357	5,619
Orthofix International N.V.* (Healthcare - Products)	153	3,144
OSI Systems, Inc.* (Electronics)	153	8,863
Otter Tail Corp. (Electric)	306	8,519
Outerwall, Inc.* (Diversified Financial Services)	204	13,119
Owens & Minor, Inc. (Distribution/Wholesale)	459	15,900
Pacer International, Inc.* (Transportation)	408	3,594
Pacific Boisciences of California, Inc.* (Biotechnology)	663	4,760
Pacific Sunwear of California, Inc.* (Retail)	612	1,763
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	204	13,981
PacWest Bancorp (Banks)	306	12,274
Paramount Gold & Silver Corp.* (Mining)	1,836	2,185
PAREXEL International Corp.* (Commercial Services)	408	19,914
Park Electrochemical Corp. (Electronics)	204	6,155
Park Sterling Corp. (Banks)	459	3,098
Parker Drilling Co.* (Oil & Gas)	1,020	7,589
Parkervision, Inc.* (Telecommunications)	816	3,745
Parkway Properties, Inc. (REIT)	510	9,047
PDC Energy, Inc.* (Oil & Gas)	204	10,171
PDF Solutions, Inc.* (Software)	204	4,835
PDL BioPharma, Inc. (Biotechnology)	1,071	9,746
Pebblebrook Hotel Trust (REIT)	459	13,830
Pendrell Corp.* (Commercial Services)	1,479	2,159
Penn Virginia Corp.* (Oil & Gas)	561	6,726
PennantPark Investment Corp. (Investment Companies)	561	6,351
Pennsylvania REIT (REIT)	510	9,512
PennyMac Mortgage Investment Trust (REIT)	459	10,809
Penske Automotive Group, Inc. (Retail)	306	13,130
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	1,734	3,156
Peregrine Semiconductor Corp.* (Semiconductors)	255	1,675
Perficient, Inc.* (Internet)	306	6,282
Performant FINL Corp.* (Commercial Services)	204	1,740
Pericom Semiconductor Corp.* (Semiconductors)	306	2,534
PetMed Express, Inc. (Retail)	204	2,699
PetroQuest Energy, Inc.* (Oil & Gas)	612	2,362
PGT, Inc.* (Building Materials)	357	3,813
PharMerica Corp.* (Pharmaceuticals)	255	6,207
PHH Corp.* (Commercial Services)	459	11,140
Photronics, Inc.* (Semiconductors)	561	4,656
PICO Holdings, Inc.* (Water)	204	4,808
Piedmont Natural Gas Co., Inc. (Gas)	561	18,524
Pier 1 Imports, Inc. (Retail)	714	13,645
Pike Electric Corp.* (Electric)	255	2,688
Pilgrim’s Pride Corp.* (Food)	510	8,532
Pinnacle Entertainment, Inc.* (Entertainment)	459	10,029
Pinnacle Financial Partners, Inc. (Banks)	255	8,323

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Pioneer Energy Services Corp.* (Oil & Gas Services)	561	$4,701
Planet Payment, Inc.* (Software)	612	2,160
Plantronics, Inc. (Telecommunications)	306	13,137
Platinum Underwriters Holdings, Ltd. (Insurance)	255	14,494
Plexus Corp.* (Electronics)	255	9,971
PLX Technology, Inc.* (Semiconductors)	510	3,086
PMC-Sierra, Inc.* (Semiconductors)	1,530	10,022
PMFG, Inc.* (Miscellaneous Manufacturing)	306	2,286
PNM Resources, Inc. (Electric)	612	15,086
PolyOne Corp. (Chemicals)	714	25,390
Polypore International, Inc.* (Miscellaneous Manufacturing)	357	11,835
Pool Corp. (Distribution/Wholesale)	357	19,342
Popeyes Louisiana Kitchen, Inc.* (Retail)	204	8,211
Portland General Electric Co. (Electric)	561	16,931
Post Holdings, Inc.* (Food)	255	13,651
Potlatch Corp. (REIT)	306	12,240
Power Integrations, Inc. (Semiconductors)	204	12,083
PowerSecure International, Inc.* (Electrical Components & Equipment)	204	3,937
Pozen, Inc.* (Pharmaceuticals)	357	2,799
Premiere Global Services, Inc.* (Telecommunications)	408	4,447
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	408	12,346
PRGX Global, Inc.* (Commercial Services)	357	2,378
PriceSmart, Inc. (Retail)	153	13,908
Primerica, Inc. (Insurance)	408	17,189
Primoris Services Corp. (Pipelines)	306	9,722
PrivateBancorp, Inc. (Banks)	510	14,581
Procera Networks, Inc.* (Telecommunications)	204	2,358
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	561	2,682
Progress Software Corp.* (Software)	408	9,861
Proofpoint, Inc.* (Software)	204	8,258
PROS Holdings, Inc.* (Software)	204	7,754
Prospect Capital Corp. (Investment Companies)	1,785	19,403
Prosperity Bancshares, Inc. (Banks)	459	28,715
Provident Financial Services, Inc. (Savings & Loans)	459	7,950
PTC, Inc.* (Software)	867	30,934
Puma Biotechnology, Inc.* (Biotechnology)	153	18,087
QLIK Technologies, Inc.* (Software)	612	16,536
QLogic Corp.* (Semiconductors)	714	8,261
Quad Graphics, Inc. (Commercial Services)	204	4,678
Quality Distribution, Inc.* (Transportation)	255	3,506
Quality Systems, Inc. (Software)	306	5,633
Quanex Building Products Corp. (Building Materials)	306	5,799
Quantum Corp.* (Computers)	2,142	2,678
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	357	23,922
Quicksilver Resources, Inc.* (Oil & Gas)	1,428	4,441
Quidel Corp.* (Healthcare - Products)	255	7,538
Quiksilver, Inc.* (Apparel)	1,071	7,551
QuinStreet, Inc.* (Internet)	306	2,531
Radian Group, Inc. (Insurance)	1,275	18,972
RadioShack Corp.* (Retail)	969	2,326
RadiSys Corp.* (Computers)	357	1,010
RAIT Financial Trust (REIT)	612	5,165
Rambus, Inc.* (Semiconductors)	867	7,725
Ramco-Gershenson Properties Trust (REIT)	459	7,330
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	459	7,137
Raven Industries, Inc. (Miscellaneous Manufacturing)	306	11,460
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	153	9,921
RealD, Inc.* (Computers)	357	3,195
RealNetworks, Inc.* (Internet)	255	1,856
RealPage, Inc.* (Software)	357	8,025
Redwood Trust, Inc. (REIT)	612	11,444
Regis Corp. (Retail)	408	5,031
Renasant Corp. (Banks)	204	5,873
Renewable Energy Group, Inc.* (Energy - Alternate Sources)	204	2,042
Rent-A-Center, Inc. (Commercial Services)	408	10,176
Rentech, Inc.* (Chemicals)	1,989	3,560
Repligen Corp.* (Biotechnology)	357	5,526
Repros Therapeutics, Inc.* (Pharmaceuticals)	204	3,825
Republic Airways Holdings, Inc.* (Airlines)	408	4,002
Resolute Energy Corp.* (Oil & Gas)	612	4,890
Resolute Forest Products, Inc.* (Forest Products & Paper)	561	10,827
Resource Capital Corp. (REIT)	1,020	6,008
Resources Connection, Inc. (Commercial Services)	357	4,812
Responsys, Inc.* (Internet)	306	8,265
Retail Opportunity Investments Corp. (REIT)	510	7,375
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	459	1,382
Rex Energy Corp.* (Oil & Gas)	357	6,726
Rexnord Corp.* (Metal Fabricate/Hardware)	255	6,625
RF Micro Devices, Inc.* (Telecommunications)	2,142	11,417
Rigel Pharmaceuticals, Inc.* (Biotechnology)	867	2,627
Rite Aid Corp.* (Retail)	5,355	29,719
RLI Corp. (Insurance)	306	12,748
RLJ Lodging Trust (REIT)	918	22,931
Rockville Financial, Inc. (Savings & Loans)	255	3,386
Rockwell Medical, Inc.* (Healthcare - Products)	510	5,233

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Rofin-Sinar Technologies, Inc.* (Electronics)	255	$5,891
Rosetta Resources, Inc.* (Oil & Gas)	459	19,557
Roundy’s, Inc. (Retail)	306	2,595
Rouse Properties, Inc. (REIT)	204	3,558
RPX Corp.* (Commercial Services)	255	4,136
RTI Biologics, Inc.* (Biotechnology)	612	1,897
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	255	7,936
Ruby Tuesday, Inc.* (Retail)	510	2,856
Ruckus Wireless, Inc.* (Telecommunications)	357	4,795
Rudolph Technologies, Inc.* (Semiconductors)	306	3,363
Rush Enterprises, Inc.* - Class A (Retail)	255	7,048
Ruth’s Hospitality Group, Inc. (Retail)	306	4,006
Ryman Hospitality Properties, Inc. (REIT)	306	12,656
S&T Bancorp, Inc. (Banks)	255	5,964
Sabra Health Care REIT, Inc. (REIT)	306	8,853
Safeguard Scientifics, Inc.* (Internet)	204	3,739
Saia, Inc.* (Transportation)	204	6,867
Sanchez Energy Corp.* (Oil & Gas)	255	7,010
Sanderson Farms, Inc. (Food)	153	11,376
Sandy Spring Bancorp, Inc. (Banks)	204	5,094
Sangamo Biosciences, Inc.* (Biotechnology)	510	9,863
Sanmina Corp.* (Electronics)	612	10,232
Sapient Corp.* (Internet)	816	13,080
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	255	6,217
ScanSource, Inc.* (Distribution/Wholesale)	204	7,658
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	204	5,390
Scholastic Corp. (Media)	204	6,730
Schulman (A.), Inc. (Chemicals)	255	8,662
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	255	11,763
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	561	2,637
Scientific Games Corp.* - Class A (Entertainment)	408	5,745
Sciquest, Inc.* (Software)	204	5,394
Scorpio Tankers, Inc. (Transportation)	1,224	12,240
SeaChange International, Inc.* (Software)	306	3,660
Seacoast Banking Corp. of Florida* (Banks)	153	1,706
SEACOR Holdings, Inc.* (Oil & Gas Services)	153	12,880
Select Comfort Corp.* (Home Furnishings)	408	6,679
Select Medical Holdings Corp. (Healthcare - Services)	459	4,957
Selective Insurance Group, Inc. (Insurance)	408	9,596
SemGroup Corp. - Class A (Pipelines)	306	18,898
Semtech Corp.* (Semiconductors)	510	11,633
Sensient Technologies Corp. (Chemicals)	357	17,464
Sequenom, Inc.* (Biotechnology)	1,020	2,315
ServiceSource International, Inc.* (Commercial Services)	510	4,070
Shenandoah Telecommunications Co. (Telecommunications)	204	5,120
Ship Finance International, Ltd. (Transportation)	408	6,985
ShoreTel, Inc.* (Telecommunications)	663	5,105
Shutterfly, Inc.* (Internet)	255	12,076
SIGA Technologies, Inc.* (Pharmaceuticals)	561	1,857
Sigma Designs, Inc.* (Semiconductors)	408	1,914
Silicon Graphics International Corp.* (Computers)	306	3,981
Silicon Image, Inc.* (Semiconductors)	714	3,991
Simpson Manufacturing Co., Inc. (Building Materials)	306	9,976
Sinclair Broadcast Group, Inc. - Class A (Media)	510	16,023
Skechers U.S.A., Inc.* - Class A (Apparel)	306	8,840
Skilled Healthcare Group, Inc.* - Class A (Healthcare - Services)	255	1,165
SkyWest, Inc. (Airlines)	408	5,308
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	510	6,676
Snyders-Lance, Inc. (Food)	357	9,535
Solar Capital, Ltd. (Investment Companies)	357	7,900
Solazyme, Inc.* (Energy - Alternate Sources)	408	5,292
Sonic Automotive, Inc. - Class A (Retail)	306	6,864
Sonic Corp.* (Retail)	459	8,166
Sonus Networks, Inc.* (Telecommunications)	1,785	5,355
Sotheby’s - Class A (Commercial Services)	510	24,439
South Jersey Industries, Inc. (Gas)	255	13,602
Southwest Bancorp, Inc. (Banks)	204	3,560
Southwest Gas Corp. (Gas)	357	19,182
Sovran Self Storage, Inc. (REIT)	255	17,317
Spansion, Inc.* - Class A (Computers)	408	6,120
Spartan Motors, Inc. (Auto Parts & Equipment)	408	2,346
Spartan Stores, Inc. (Food)	204	4,608
Spectranetics Corp.* (Healthcare - Products)	306	7,962
Spectrum Brands Holdings, Inc. (Household Products/Wares)	153	11,513
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	561	4,718
Speed Commerce, Inc.* (Distribution/Wholesale)	612	2,448
Spirit Airlines, Inc.* (Airlines)	459	21,527
SS&C Technologies Holdings, Inc.* (Software)	408	15,839
Staar Surgical Co.* (Healthcare - Products)	357	5,862
STAG Industrial, Inc. (REIT)	357	7,661
Stage Stores, Inc. (Retail)	255	4,998
Standard Motor Products, Inc. (Auto Parts & Equipment)	153	5,005

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Standard Pacific Corp.* (Home Builders)	1,122	$9,874
Star Scientific, Inc.* (Pharmaceuticals)	1,887	1,293
State Bank Finacial Corp. (Banks)	306	5,242
Steelcase, Inc. - Class A (Office Furnishings)	663	9,793
Stein Mart, Inc. (Retail)	255	3,157
Stepan Co. (Chemicals)	153	9,699
STERIS Corp. (Healthcare - Products)	408	18,723
Sterling Bancorp (Savings & Loans)	408	5,141
Sterling Financial Corp. (Banks)	255	8,033
Steven Madden, Ltd.* (Apparel)	459	14,959
Stewart Information Services Corp. (Insurance)	204	6,632
Stifel Financial Corp.* (Diversified Financial Services)	459	20,723
Stillwater Mining Co.* (Mining)	918	11,512
Stone Energy Corp.* (Oil & Gas)	408	12,627
Stoneridge, Inc.* (Electronics)	255	2,902
Strategic Hotels & Resorts, Inc.* (REIT)	1,377	12,820
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	153	11,654
Summit Hotel Properties, Inc. (REIT)	561	4,999
Sun Bancorp, Inc.* (Banks)	561	1,778
Sun Communities, Inc. (REIT)	255	11,921
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	153	5,592
SunCoke Energy, Inc.* (Coal)	561	12,443
SunEdison, Inc.* (Semiconductors)	1,734	24,120
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	408	1,787
SunPower Corp.* (Electrical Components & Equipment)	306	9,902
Sunstone Hotel Investors, Inc. (REIT)	1,224	15,704
Super Micro Computer, Inc.* (Computers)	306	6,291
Superior Industries International, Inc. (Auto Parts & Equipment)	204	3,715
SUPERVALU, Inc.* (Food)	1,530	8,843
Support.com, Inc.* (Internet)	561	1,515
Susquehanna Bancshares, Inc. (Banks)	1,377	14,913
Swift Energy Co.* (Oil & Gas)	357	4,420
Swift Transportation Co.* (Transportation)	612	13,342
Swisher Hygiene, Inc.* (Commercial Services)	1,887	954
SWS Group, Inc.* (Diversified Financial Services)	357	2,742
Sykes Enterprises, Inc.* (Computers)	306	6,414
Symetra Financial Corp. (Insurance)	612	11,720
Symmetry Medical, Inc.* (Healthcare - Products)	357	3,470
Synaptics, Inc.* (Computers)	255	14,882
Synchronoss Technologies, Inc.* (Software)	255	6,798
Synergy Pharmaceuticals, Inc.* (Pharmaceuticals)	765	4,062
Synergy Resources Corp.* (Oil & Gas)	408	3,525
SYNNEX Corp.* (Software)	204	11,455
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	459	2,451
Take-Two Interactive Software, Inc.* (Software)	612	11,738
TAL International Group, Inc. (Trucking & Leasing)	255	10,973
Tangoe, Inc.* (Software)	255	4,649
Targa Resources Corp. (Oil & Gas Services)	255	23,024
Targacept, Inc.* (Pharmaceuticals)	408	1,799
TASER International, Inc.* (Electronics)	459	7,372
TCP Capital Corp. (Investment Companies)	255	4,417
Team Health Holdings, Inc.* (Commercial Services)	510	22,011
Team, Inc.* (Commercial Services)	153	6,476
TearLab Corp.* (Healthcare - Products)	255	1,706
Tecumseh Products Co.* - Class A (Machinery - Diversified)	204	1,714
Teekay Tankers, Ltd. - Class A (Transportation)	765	2,601
TeleCommunication Systems, Inc.* - Class A (Internet)	714	1,621
Teledyne Technologies, Inc.* (Aerospace/Defense)	255	23,427
TeleTech Holdings, Inc.* (Commercial Services)	153	3,338
Tenneco, Inc.* (Auto Parts & Equipment)	459	26,089
Terreno Realty Corp. (REIT)	204	3,523
Tesco Corp.* (Oil & Gas Services)	306	6,463
Tessera Technologies, Inc. (Semiconductors)	408	8,099
TETRA Tech, Inc.* (Environmental Control)	510	15,050
TETRA Technologies, Inc.* (Oil & Gas Services)	612	6,316
Texas Capital Bancshares, Inc.* (Banks)	306	18,198
Texas Industries, Inc.* (Building Materials)	153	11,509
Texas Roadhouse, Inc. - Class A (Retail)	459	11,131
Textainer Group Holdings, Ltd. (Trucking & Leasing)	153	5,552
The Andersons, Inc. (Agriculture)	153	12,659
The Brink’s Co. (Commercial Services)	357	11,295
The Buckle, Inc. (Retail)	204	9,041
The Cato Corp. - Class A (Retail)	204	5,704
The Cheesecake Factory, Inc. (Retail)	408	18,172
The Children’s Place Retail Stores, Inc.* (Retail)	153	8,059
The Corporate Executive Board Co. (Commercial Services)	255	18,642
The Ensign Group, Inc. (Healthcare - Services)	153	6,414
The Finish Line, Inc. - Class A (Retail)	408	10,465
The First Marblehead Corp.* (Diversified Financial Services)	102	608
The Geo Group, Inc. (REIT)	510	17,075
The Greenbrier Cos., Inc.* (Trucking & Leasing)	204	7,485

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
The Hain Celestial Group, Inc.* (Food)	255	$23,433
The Jones Group, Inc. (Apparel)	612	9,027
The KEYW Holding Corp.* (Computers)	306	4,896
The McClatchy Co.* - Class A (Media)	816	3,721
The Medicines Co.* (Biotechnology)	408	14,182
The Men’s Wearhouse, Inc. (Retail)	357	17,150
The Middleby Corp.* (Machinery - Diversified)	153	37,728
The New York Times Co. - Class A (Media)	969	13,702
The Pantry, Inc.* (Retail)	255	3,726
The Pep Boys - Manny, Moe & Jack* (Retail)	459	5,480
The Ryland Group, Inc. (Home Builders)	357	15,937
The Ultimate Software Group, Inc.* (Software)	204	33,300
TherapeuticsMD, Inc.* (Pharmaceuticals)	816	5,369
Thermon Group Holdings, Inc.* (Oil & Gas Services)	255	6,905
THL Credit, Inc. (Investment Companies)	255	4,034
Thoratec Corp.* (Healthcare - Products)	408	14,256
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	510	2,489
TICC Capital Corp. (Investment Companies)	459	4,659
Titan International, Inc. (Auto Parts & Equipment)	408	6,838
TiVo, Inc.* (Home Furnishings)	969	12,006
Tootsie Roll Industries, Inc. (Food)	153	4,642
Tornier N.V.* (Healthcare - Products)	255	4,638
Tower Group International, Ltd. (Insurance)	459	1,148
Towerstream Corp.* (Internet)	816	2,317
Town Sports International Holdings, Inc. (Leisure Time)	255	2,782
TowneBank (Banks)	255	3,835
Tredegar Corp. (Miscellaneous Manufacturing)	204	5,057
TreeHouse Foods, Inc.* (Food)	255	16,789
Triangle Capital Corp. (Investment Companies)	204	5,500
Triangle Petroleum Corp.* (Oil & Gas)	459	3,493
TriMas Corp.* (Miscellaneous Manufacturing)	306	10,649
Triple-S Management Corp.* (Healthcare - Services)	204	3,639
TriQuint Semiconductor, Inc.* (Semiconductors)	1,275	10,583
TrueBlue, Inc.* (Commercial Services)	306	7,506
Trulia, Inc.* (Internet)	204	7,044
TrustCo Bank Corp. (Banks)	816	5,328
Trustmark Corp. (Banks)	510	12,118
TTM Technologies, Inc.* (Electronics)	459	3,677
Tuesday Morning Corp.* (Retail)	408	5,361
Tumi Holdings, Inc.* (Household Products/Wares)	357	7,151
Tutor Perini Corp.* (Engineering & Construction)	306	6,916
Tyler Technologies, Inc.* (Software)	255	26,890
U.S. Silica Holdings, Inc. (Mining)	204	6,042
UIL Holdings Corp. (Electric)	357	13,805
Ultra Clean Holdings, Inc.* (Semiconductors)	306	3,498
Ultrapetrol Bahamas, Ltd.* (Transportation)	459	1,524
Ultratech Stepper, Inc.* (Semiconductors)	204	5,161
UMB Financial Corp. (Banks)	255	15,119
Umpqua Holdings Corp. (Banks)	816	14,329
Unilife Corp.* (Healthcare - Products)	918	4,287
Union First Market Bankshares (Banks)	357	8,236
Unisys Corp.* (Computers)	357	12,234
United Bankshares, Inc. (Banks)	357	10,671
United Community Banks, Inc.* (Banks)	357	5,955
United Community Financial Corp.* (Savings & Loans)	459	1,620
United Financial Bancorp, Inc. (Savings & Loans)	204	3,617
United Fire Group, Inc. (Insurance)	204	5,120
United Natural Foods, Inc.* (Food)	357	24,123
United Stationers, Inc. (Distribution/Wholesale)	306	12,678
Universal American Corp. (Healthcare - Services)	357	2,517
Universal Corp. (Agriculture)	153	7,852
Universal Display Corp.* (Electrical Components & Equipment)	306	9,939
Universal Forest Products, Inc. (Building Materials)	153	8,040
Universal Insurance Holdings, Inc. (Insurance)	357	3,981
Universal Technical Institute, Inc. (Commercial Services)	255	3,001
UNS Energy Corp. (Electric)	306	18,323
Unwired Planet, Inc.* (Internet)	1,122	1,874
Uranium Energy Corp.* (Mining)	1,122	1,941
Ur-Energy, Inc.* (Mining)	1,581	2,150
Urstadt Biddle Properties - Class A (REIT)	204	3,827
USA Mobility, Inc. (Telecommunications)	204	2,909
USG Corp.* (Building Materials)	561	17,167
UTI Worldwide, Inc. (Transportation)	663	10,383
VAALCO Energy, Inc.* (Oil & Gas)	561	3,377
Vail Resorts, Inc. (Entertainment)	255	17,378
Valassis Communications, Inc. - Class A (Commercial Services)	306	10,404
ValueClick, Inc.* (Internet)	561	12,062
ValueVision Media, Inc.* - Class A (Advertising)	459	2,832
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	306	4,076
Vantage Drilling Co.* (Oil & Gas)	1,836	2,993
VASCO Data Security International, Inc.* (Internet)	306	2,286
Vector Group, Ltd. (Agriculture)	459	8,198
Veeco Instruments, Inc.* (Semiconductors)	306	11,631

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Vera Bradley, Inc.* (Retail)	204	$4,900
Verint Systems, Inc.* (Software)	408	18,539
Viad Corp. (Commercial Services)	153	4,022
ViaSat, Inc.* (Telecommunications)	306	18,209
Vical, Inc.* (Biotechnology)	816	1,102
ViewPoint Financial Group, Inc. (Banks)	306	7,534
Virginia Commerce BanCorp, Inc.* (Banks)	255	4,146
VirnetX Holding Corp.* (Internet)	357	6,412
Virtusa Corp.* (Computers)	204	6,993
VistaPrint N.V.* (Commercial Services)	255	12,464
Vitacost.com, Inc.* (Internet)	255	1,408
Vitamin Shoppe, Inc.* (Retail)	255	11,429
VIVUS, Inc.* (Pharmaceuticals)	765	5,676
Vocera Communications, Inc.* (Computers)	204	3,564
Vocus, Inc.* (Internet)	204	2,493
Volcano Corp.* (Healthcare - Products)	408	8,564
Vonage Holdings Corp.* (Telecommunications)	1,377	6,348
VOXX International Corp.* (Home Furnishings)	204	2,719
Vringo, Inc.* (Telecommunications)	765	3,282
W&T Offshore, Inc. (Oil & Gas)	306	4,382
Wabash National Corp.* (Auto Manufacturers)	561	7,691
WageWorks, Inc.* (Diversified Financial Services)	204	12,687
Walter Energy, Inc. (Coal)	510	5,794
Walter Investment Management Corp.* (Diversified Financial Services)	306	9,437
Warren Resources, Inc.* (Oil & Gas)	867	2,922
Washington REIT (REIT)	510	11,883
Watsco, Inc. (Distribution/Wholesale)	204	19,302
Watts Water Technologies, Inc. - Class A (Electronics)	204	11,427
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	408	5,573
Web.com Group, Inc.* (Internet)	306	10,343
WebMD Health Corp.* (Internet)	255	12,215
Webster Financial Corp. (Banks)	663	20,115
WellCare Health Plans, Inc.* (Healthcare - Services)	306	19,924
Werner Enterprises, Inc. (Transportation)	357	9,303
WesBanco, Inc. (Banks)	204	5,826
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	357	7,979
West Corp. (Telecommunications)	204	4,716
West Pharmaceutical Services, Inc. (Healthcare - Products)	510	24,200
Westamerica Bancorp (Banks)	204	10,069
Westell Technologies, Inc.* (Telecommunications)	663	2,486
Western Alliance Bancorp* (Banks)	561	12,577
Western Asset Mortgage Capital Corp. (REIT)	223	3,334
Western Refining, Inc. (Oil & Gas)	408	15,956
Westfield Financial, Inc. (Savings & Loans)	255	1,902
Wet Seal, Inc. (The)* (Retail)	816	1,950
WEX, Inc.* (Commercial Services)	255	21,002
WGL Holdings, Inc. (Gas)	357	13,487
Willbros Group, Inc.* (Oil & Gas Services)	408	3,407
Wilshire Bancorp, Inc. (Banks)	561	5,588
Winnebago Industries, Inc.* (Home Builders)	255	6,110
Winthrop Realty Trust (REIT)	255	2,927
Wintrust Financial Corp. (Banks)	255	11,177
WisdomTree Investments, Inc.* (Diversified Financial Services)	765	10,802
Wolverine World Wide, Inc. (Apparel)	714	19,920
Woodward, Inc. (Electronics)	510	21,853
World Wrestling Entertainment, Inc. - Class A (Media)	306	7,402
Worthington Industries, Inc. (Metal Fabricate/Hardware)	408	16,540
Wright Medical Group, Inc.* (Healthcare - Products)	306	9,305
Xenoport, Inc.* (Pharmaceuticals)	510	2,933
XO Group, Inc.* (Internet)	255	3,093
Xoma Corp.* (Biotechnology)	714	5,548
Yelp, Inc.* (Internet)	255	19,367
Zagg, Inc.* (Electronics)	408	1,722
Zale Corp.* (Retail)	306	4,627
Zaza Energy Corp.* (Oil & Gas)	969	969
Zep, Inc. (Chemicals)	204	3,272
Zillow, Inc.* - Class A (Internet)	153	12,561
ZIOPHARM Oncology, Inc.* (Biotechnology)	867	3,633
Zix Corp.* (Internet)	663	2,977
Zogenix, Inc.* (Pharmaceuticals)	1,020	4,519
Zoltek Cos., Inc.* (Chemicals)	255	4,259
Zumiez, Inc.* (Retail)	204	4,390
TOTAL COMMON STOCKS (Cost $7,614,324)		10,827,985

Contingent Right (0.0%)

Trius Therapeutics, Inc.* (b) (Biotechnology)	357	—
TOTAL CONTINGENT RIGHT (Cost $—)		—

Warrant (0.0%)

Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	143	—
TOTAL WARRANT (Cost $—)		—

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Repurchase Agreements(c)(d)(71.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%-0.02%, dated 1/31/14, due 2/3/14, total to be received $22,219,005	$22,219,000	$22,219,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,219,000)		22,219,000
TOTAL INVESTMENT SECURITIES (Cost $29,833,324) - 106.7%		33,046,985
Net other assets (liabilities) - (6.7)%		(2,075,506)
NET ASSETS - 100.0%		$30,971,479

†	Number of shares is less than 0.50
*	Non-income producing security
(a)

The Advisor has deemed this security to be illiquid, and on January 31, 2014, this security was fair valued based on procedures approved by the Board of Trustees. As of January 31, 2014, this security represented less than 0.005% of the net assets of the Fund.

(b)	Rights entitle the fund to cash based on certain commercial sales milestones.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $2,795,000.

(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 3/24/14 (Underlying notional amount at value $4,171,010)	37	$56,879

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	(0.32)%	2/28/14	$1,423,984	$9,342
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	0.03%	2/28/14	14,598,292	37,492
				$46,834

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Small-Cap ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Advertising	$18,679	0.1%
Aerospace/Defense	164,289	0.5%
Agriculture	30,937	0.1%
Airlines	51,209	0.2%
Apparel	86,507	0.3%
Auto Manufacturers	7,691	NM
Auto Parts & Equipment	124,394	0.4%
Banks	685,740	2.3%
Biotechnology	340,617	1.1%
Building Materials	129,970	0.4%
Chemicals	229,681	0.7%
Coal	44,439	0.1%
Commercial Services	677,485	2.2%
Computers	218,696	0.7%
Cosmetics/Personal Care	5,532	NM
Distribution/Wholesale	91,873	0.3%
Diversified Financial Services	238,409	0.8%
Electric	229,396	0.7%
Electrical Components & Equipment	180,554	0.6%
Electronics	226,727	0.7%
Energy - Alternate Sources	28,301	0.1%
Engineering & Construction	80,085	0.3%
Entertainment	68,879	0.2%
Environmental Control	56,847	0.2%
Food	180,930	0.6%
Forest Products & Paper	65,058	0.2%
Gas	98,929	0.3%
Hand/Machine Tools	14,223	NM
Healthcare - Products	446,338	1.4%
Healthcare - Services	183,262	0.6%
Holding Companies - Diversified	19,229	0.1%
Home Builders	80,738	0.3%
Home Furnishings	54,512	0.2%
Household Products/Wares	40,579	0.1%
Housewares	4,394	NM
Insurance	273,348	0.9%
Internet	306,242	1.0%
Investment Companies	115,684	0.4%
Iron/Steel	30,568	0.1%
Leisure Time	61,266	0.2%
Lodging	26,731	0.1%
Machinery - Construction & Mining	5,692	NM
Machinery - Diversified	123,499	0.4%
Media	112,062	0.4%
Metal Fabricate/Hardware	74,700	0.2%
Mining	96,621	0.3%
Miscellaneous Manufacturing	182,889	0.6%
Office Furnishings	51,296	0.2%
Oil & Gas	307,547	1.0%
Oil & Gas Services	180,793	0.6%
Packaging & Containers	24,118	0.1%
Pharmaceuticals	365,026	1.2%
Pipelines	42,008	0.1%
Private Equity	13,981	NM
Real Estate	35,431	0.1%
REIT	815,412	2.7%
Retail	627,732	2.0%
Savings & Loans	126,978	0.4%
Semiconductors	395,308	1.3%
Software	599,230	1.9%
Storage/Warehousing	19,812	0.1%
Telecommunications	353,425	1.1%
Textiles	8,551	NM
Toys/Games/Hobbies	4,806	NM
Transportation	196,277	0.6%
Trucking & Leasing	24,010	0.1%
Water	21,813	0.1%

See notes to the financial statements.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

	Value	% of Net Assets
Other **	20,143,494	65.0%
Total	$30,971,479	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (50.0%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,392	$306,631
Abbott Laboratories (Pharmaceuticals)	5,750	210,795
AbbVie, Inc. (Pharmaceuticals)	5,888	289,866
Accenture PLC - Class A (Computers)	2,346	187,398
ACE, Ltd. (Insurance)	1,242	116,512
Actavis PLC* (Pharmaceuticals)	644	121,703
Adobe Systems, Inc.* (Software)	1,748	103,464
Aetna, Inc. (Healthcare - Services)	1,380	94,295
AFLAC, Inc. (Insurance)	1,748	109,739
Agilent Technologies, Inc. (Electronics)	1,242	72,223
AGL Resources, Inc. (Gas)	460	21,979
Air Products & Chemicals, Inc. (Chemicals)	782	82,219
Airgas, Inc. (Chemicals)	230	23,745
Akamai Technologies, Inc.* (Software)	644	30,706
Alcoa, Inc. (Mining)	3,956	45,534
Alexion Pharmaceuticals, Inc.* (Biotechnology)	736	116,825
Allegheny Technologies, Inc. (Iron/Steel)	414	13,016
Allegion PLC* (Electronics)	322	15,891
Allergan, Inc. (Pharmaceuticals)	1,104	126,518
Alliance Data Systems Corp.* (Commercial Services)	184	44,097
Allstate Corp. (Insurance)	1,702	87,142
Altera Corp. (Semiconductors)	1,196	39,982
Altria Group, Inc. (Agriculture)	7,406	260,839
Amazon.com, Inc.* (Internet)	1,380	494,992
Ameren Corp. (Electric)	920	34,813
American Electric Power, Inc. (Electric)	1,794	87,565
American Express Co. (Diversified Financial Services)	3,404	289,407
American International Group, Inc. (Insurance)	5,474	262,533
American Tower Corp. (REIT)	1,472	119,055
Ameriprise Financial, Inc. (Diversified Financial Services)	736	77,751
AmerisourceBergen Corp. (Pharmaceuticals)	874	58,750
Ametek, Inc. (Electrical Components & Equipment)	920	45,466
Amgen, Inc. (Biotechnology)	2,806	333,774
Amphenol Corp. - Class A (Electronics)	598	51,954
Anadarko Petroleum Corp. (Oil & Gas)	1,886	152,181
Analog Devices, Inc. (Semiconductors)	1,150	55,511
Aon PLC (Insurance)	1,104	88,828
Apache Corp. (Oil & Gas)	1,472	118,143
Apartment Investment & Management Co. - Class A (REIT)	552	15,439
Apple Computer, Inc. (Computers)	3,358	1,681,014
Applied Materials, Inc. (Semiconductors)	4,462	75,051
Archer-Daniels-Midland Co. (Agriculture)	2,438	96,252
Assurant, Inc. (Insurance)	276	18,037
AT&T, Inc. (Telecommunications)	19,550	651,406
Autodesk, Inc.* (Software)	828	42,435
Automatic Data Processing, Inc. (Commercial Services)	1,794	137,420
AutoNation, Inc.* (Retail)	230	11,360
AutoZone, Inc.* (Retail)	138	68,318
AvalonBay Communities, Inc. (REIT)	460	56,810
Avery Dennison Corp. (Household Products/Wares)	368	18,131
Avon Products, Inc. (Cosmetics/Personal Care)	1,610	23,973
Baker Hughes, Inc. (Oil & Gas Services)	1,656	93,796
Ball Corp. (Packaging & Containers)	552	28,256
Bank of America Corp. (Banks)	39,606	663,401
Bank of New York Mellon Corp. (Banks)	4,278	136,725
Bard (C.R.), Inc. (Healthcare - Products)	276	35,767
Baxter International, Inc. (Healthcare - Products)	2,024	138,239
BB&T Corp. (Banks)	2,622	98,089
Beam, Inc. (Beverages)	598	49,814
Becton, Dickinson & Co. (Healthcare - Products)	736	79,576
Bed Bath & Beyond, Inc.* (Retail)	782	49,931
Bemis Co., Inc. (Packaging & Containers)	368	14,172
Berkshire Hathaway, Inc.* - Class B (Insurance)	6,670	744,372
Best Buy Co., Inc. (Retail)	1,012	23,822
Biogen Idec, Inc.* (Biotechnology)	874	273,247
BlackRock, Inc. (Diversified Financial Services)	460	138,216
Boeing Co. (Aerospace/Defense)	2,576	322,670
BorgWarner, Inc. (Auto Parts & Equipment)	828	44,464
Boston Properties, Inc. (REIT)	552	59,666
Boston Scientific Corp.* (Healthcare - Products)	4,968	67,217
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,118	305,716
Broadcom Corp. - Class A (Semiconductors)	2,024	60,234
Brown-Forman Corp. - Class B (Beverages)	598	46,046
C.H. Robinson Worldwide, Inc. (Transportation)	552	32,314
CA, Inc. (Software)	1,196	38,368
Cablevision Systems Corp. NY - Class A (Media)	782	12,543
Cabot Oil & Gas Corp. (Oil & Gas)	1,564	62,529
Cameron International Corp.* (Oil & Gas Services)	874	52,414
Campbell Soup Co. (Food)	644	26,539
Capital One Financial Corp. (Banks)	2,162	152,659
Cardinal Health, Inc. (Pharmaceuticals)	1,288	87,610
CareFusion Corp.* (Healthcare - Products)	782	31,882
CarMax, Inc.* (Retail)	828	37,351
Carnival Corp. - Class A (Leisure Time)	1,610	63,096
Caterpillar, Inc. (Machinery - Construction & Mining)	2,346	220,313
CBRE Group, Inc.* - Class A (Real Estate)	1,012	26,858

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
CBS Corp. - Class B (Media)	2,070	$121,550
Celgene Corp.* (Biotechnology)	1,518	230,630
CenterPoint Energy, Inc. (Gas)	1,610	37,674
CenturyLink, Inc. (Telecommunications)	2,208	63,723
Cerner Corp.* (Software)	1,104	62,807
CF Industries Holdings, Inc. (Chemicals)	230	53,098
Chesapeake Energy Corp. (Oil & Gas)	1,886	50,752
Chevron Corp. (Oil & Gas)	7,130	795,922
Chipotle Mexican Grill, Inc.* (Retail)	92	50,780
CIGNA Corp. (Healthcare - Services)	1,012	87,346
Cincinnati Financial Corp. (Insurance)	552	26,744
Cintas Corp. (Commercial Services)	368	21,002
Cisco Systems, Inc. (Telecommunications)	19,872	435,396
Citigroup, Inc. (Banks)	11,270	534,536
Citrix Systems, Inc.* (Software)	690	37,308
Cliffs Natural Resources, Inc. (Iron/Steel)	552	10,665
Clorox Co. (Household Products/Wares)	460	40,604
CME Group, Inc. (Diversified Financial Services)	1,150	85,974
CMS Energy Corp. (Electric)	966	26,845
Coach, Inc. (Retail)	1,058	50,668
Coca-Cola Co. (Beverages)	14,122	534,093
Coca-Cola Enterprises, Inc. (Beverages)	874	37,835
Cognizant Technology Solutions Corp.* (Computers)	1,104	107,000
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,266	199,977
Comcast Corp. - Class A (Media)	9,660	525,988
Comerica, Inc. (Banks)	690	31,602
Computer Sciences Corp. (Computers)	552	33,346
ConAgra Foods, Inc. (Food)	1,564	49,720
ConocoPhillips (Oil & Gas)	4,554	295,782
CONSOL Energy, Inc. (Coal)	828	30,925
Consolidated Edison, Inc. (Electric)	1,104	60,069
Constellation Brands, Inc.* (Beverages)	598	45,849
Corning, Inc. (Telecommunications)	5,382	92,624
Costco Wholesale Corp. (Retail)	1,610	180,900
Covidien PLC (Healthcare - Products)	1,702	116,144
Crown Castle International Corp.* (Telecommunications)	1,242	88,132
CSX Corp. (Transportation)	3,772	101,505
Cummins, Inc. (Machinery - Diversified)	644	81,775
CVS Caremark Corp. (Retail)	4,416	299,052
D.R. Horton, Inc. (Home Builders)	1,058	24,842
Danaher Corp. (Miscellaneous Manufacturing)	2,208	164,253
Darden Restaurants, Inc. (Retail)	506	25,017
DaVita, Inc.* (Healthcare - Services)	644	41,815
Deere & Co. (Machinery - Diversified)	1,426	122,579
Delphi Automotive PLC (Auto Parts & Equipment)	1,058	64,422
Delta Air Lines, Inc. (Airlines)	3,174	97,156
Denbury Resources, Inc.* (Oil & Gas)	1,380	22,177
DENTSPLY International, Inc. (Healthcare - Products)	552	25,469
Devon Energy Corp. (Oil & Gas)	1,426	84,448
Diamond Offshore Drilling, Inc. (Oil & Gas)	276	13,397
DIRECTV* - Class A (Media)	1,794	124,557
Discover Financial Services (Diversified Financial Services)	1,794	96,248
Discovery Communications, Inc.* - Class A (Media)	828	66,058
Dollar General Corp.* (Retail)	1,104	62,177
Dollar Tree, Inc.* (Retail)	782	39,507
Dominion Resources, Inc. (Electrical Components & Equipment)	2,162	146,821
Dover Corp. (Miscellaneous Manufacturing)	644	55,745
Dr. Pepper Snapple Group, Inc. (Beverages)	736	35,240
DTE Energy Co. (Electric)	644	43,934
Duke Energy Corp. (Electric)	2,622	185,166
Dun & Bradstreet Corp. (Software)	138	15,180
E*TRADE Financial Corp.* (Diversified Financial Services)	1,058	21,181
E.I. du Pont de Nemours & Co. (Chemicals)	3,450	210,484
Eastman Chemical Co. (Chemicals)	552	43,034
Eaton Corp. (Miscellaneous Manufacturing)	1,748	127,761
eBay, Inc.* (Internet)	4,324	230,037
Ecolab, Inc. (Chemicals)	1,012	101,746
Edison International (Electric)	1,196	57,599
Edwards Lifesciences Corp.* (Healthcare - Products)	414	26,960
Electronic Arts, Inc.* (Software)	1,150	30,360
Eli Lilly & Co. (Pharmaceuticals)	3,680	198,757
EMC Corp. (Computers)	7,636	185,097
Emerson Electric Co. (Electrical Components & Equipment)	2,622	172,895
Ensco PLC - Class A (Oil & Gas)	874	44,023
Entergy Corp. (Electric)	644	40,591
EOG Resources, Inc. (Oil & Gas)	1,012	167,223
EQT Corp. (Oil & Gas)	552	51,231
Equifax, Inc. (Commercial Services)	460	32,228
Equity Residential (REIT)	1,242	68,782
Exelon Corp. (Electric)	3,174	92,046
Expedia, Inc. (Internet)	368	23,913
Expeditors International of Washington, Inc. (Transportation)	782	31,953
Express Scripts Holding Co.* (Pharmaceuticals)	2,990	223,323
Exxon Mobil Corp. (Oil & Gas)	16,238	1,496,494
F5 Networks, Inc.* (Internet)	276	29,532
Facebook, Inc.* - Class A (Internet)	6,118	382,802
Family Dollar Stores, Inc. (Retail)	368	22,750
Fastenal Co. (Distribution/Wholesale)	1,012	44,457
FedEx Corp. (Transportation)	1,104	147,185
Fidelity National Information Services, Inc. (Software)	1,058	53,641
Fifth Third Bancorp (Banks)	3,266	68,651

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares		Value
First Horizon National Corp. (Banks)	—	†	$3
First Solar, Inc.* (Semiconductors)	276		13,960
FirstEnergy Corp. (Electric)	1,564		49,250
Fiserv, Inc.* (Software)	966		54,144
FLIR Systems, Inc. (Electronics)	506		16,050
Flowserve Corp. (Machinery - Diversified)	506		36,599
Fluor Corp. (Engineering & Construction)	598		45,424
FMC Corp. (Chemicals)	506		35,739
FMC Technologies, Inc.* (Oil & Gas Services)	874		43,211
Ford Motor Co. (Auto Manufacturers)	14,628		218,835
Forest Laboratories, Inc.* (Pharmaceuticals)	874		57,946
Fossil Group, Inc.* (Distribution/Wholesale)	184		20,577
Franklin Resources, Inc. (Diversified Financial Services)	1,518		78,951
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,864		125,232
Frontier Communications Corp. (Telecommunications)	3,726		17,512
GameStop Corp. - Class A (Retail)	414		14,519
Gannett Co., Inc. (Media)	828		22,795
Garmin, Ltd. (Electronics)	460		20,723
General Dynamics Corp. (Aerospace/Defense)	1,242		125,827
General Electric Co. (Miscellaneous Manufacturing)	37,582		944,437
General Growth Properties, Inc. (REIT)	1,978		39,837
General Mills, Inc. (Food)	2,346		112,655
General Motors Co.* (Auto Manufacturers)	4,232		152,691
Genuine Parts Co. (Distribution/Wholesale)	552		45,402
Genworth Financial, Inc.* - Class A (Insurance)	1,840		27,140
Gilead Sciences, Inc.* (Biotechnology)	5,704		460,027
Google, Inc.* - Class A (Internet)	1,058		1,249,466
Graham Holdings Co.* - Class B (Media)	46		28,799
H & R Block, Inc. (Commercial Services)	1,012		30,765
Halliburton Co. (Oil & Gas Services)	3,128		153,303
Harley-Davidson, Inc. (Automobiles)	828		51,079
Harman International Industries, Inc. (Home Furnishings)	230		23,789
Harris Corp. (Telecommunications)	414		28,707
Hartford Financial Services Group, Inc. (Insurance)	1,656		55,062
Hasbro, Inc. (Toys/Games/Hobbies)	414		20,336
HCP, Inc. (REIT)	1,702		66,633
Health Care REIT, Inc. (REIT)	1,058		61,279
Helmerich & Payne, Inc. (Oil & Gas)	414		36,449
Hess Corp. (Oil & Gas)	1,058		79,868
Hewlett-Packard Co. (Computers)	7,130		206,770
Honeywell International, Inc. (Electronics)	2,898		264,384
Hormel Foods Corp. (Food)	506		22,993
Hospira, Inc.* (Healthcare - Products)	598		26,318
Host Hotels & Resorts, Inc. (REIT)	2,806		51,602
Hudson City Bancorp, Inc. (Savings & Loans)	1,748		15,802
Humana, Inc. (Healthcare - Services)	598		58,185
Huntington Bancshares, Inc. (Banks)	3,082		27,954
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,518		119,725
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,012		59,495
Integrys Energy Group, Inc. (Electric)	276		14,998
Intel Corp. (Semiconductors)	18,446		452,665
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	414		86,439
International Business Machines Corp. (Computers)	3,772		666,437
International Flavors & Fragrances, Inc. (Chemicals)	322		27,911
International Game Technology (Entertainment)	920		13,276
International Paper Co. (Forest Products & Paper)	1,656		79,058
Intuit, Inc. (Software)	1,058		77,499
Intuitive Surgical, Inc.* (Healthcare - Products)	138		56,246
Invesco, Ltd. (Diversified Financial Services)	1,656		55,062
Iron Mountain, Inc. (Commercial Services)	644		17,008
J.P. Morgan Chase & Co. (Banks)	13,938		771,607
Jabil Circuit, Inc. (Electronics)	690		12,399
Jacobs Engineering Group, Inc.* (Engineering & Construction)	506		30,719
Johnson & Johnson (Pharmaceuticals)	10,488		927,874
Johnson Controls, Inc. (Auto Parts & Equipment)	2,530		116,683
Joy Global, Inc. (Machinery - Construction & Mining)	414		21,855
Juniper Networks, Inc.* (Telecommunications)	1,886		50,186
Kansas City Southern Industries, Inc. (Transportation)	414		43,714
Kellogg Co. (Food)	966		56,009
KeyCorp (Banks)	3,312		42,261
Kimberly-Clark Corp. (Household Products/Wares)	1,426		155,962
Kimco Realty Corp. (REIT)	1,518		31,741
Kinder Morgan, Inc. (Pipelines)	2,484		84,481
KLA-Tencor Corp. (Semiconductors)	598		36,759
Kohls Corp. (Retail)	736		37,264
Kraft Foods Group, Inc. (Food)	2,208		115,588
Kroger Co. (Food)	1,932		69,745
L Brands, Inc. (Retail)	920		48,171
L-3 Communications Holdings, Inc. (Aerospace/Defense)	322		35,765
Laboratory Corp. of America Holdings* (Healthcare - Services)	322		28,925
Lam Research Corp.* (Semiconductors)	598		30,265
Legg Mason, Inc. (Diversified Financial Services)	414		17,533

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	506	$15,190
Lennar Corp. - Class A (Home Builders)	598	24,016
Leucadia National Corp. (Diversified Financial Services)	1,150	31,430
Life Technologies Corp.* (Healthcare - Products)	448	34,079
Lincoln National Corp. (Insurance)	966	46,397
Linear Technology Corp. (Semiconductors)	874	38,928
Lockheed Martin Corp. (Aerospace/Defense)	1,012	152,721
Loews Corp. (Insurance)	1,150	51,279
Lorillard, Inc. (Agriculture)	1,380	67,924
Lowe’s Cos., Inc. (Retail)	3,864	178,865
LSI Logic Corp. (Semiconductors)	2,024	22,325
LyondellBasell Industries N.V. - Class A (Chemicals)	1,610	126,804
M&T Bank Corp. (Banks)	506	56,424
Macy’s, Inc. (Retail)	1,380	73,416
Marathon Oil Corp. (Oil & Gas)	2,576	84,467
Marathon Petroleum Corp. (Oil & Gas)	1,104	96,103
Marriott International, Inc. - Class A (Lodging)	829	40,846
Marsh & McLennan Cos., Inc. (Insurance)	2,024	92,517
Masco Corp. (Building Materials)	1,334	28,227
MasterCard, Inc. - Class A (Commercial Services)	3,772	285,466
Mattel, Inc. (Toys/Games/Hobbies)	1,242	46,997
McCormick & Co., Inc. (Food)	506	32,475
McDonald’s Corp. (Retail)	3,680	346,546
McGraw Hill Financial, Inc. (Commercial Services)	1,012	76,952
McKesson Corp. (Pharmaceuticals)	874	152,434
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	736	56,591
MeadWestvaco Corp. (Forest Products & Paper)	644	23,229
Medtronic, Inc. (Healthcare - Products)	3,726	210,744
Merck & Co., Inc. (Pharmaceuticals)	10,856	575,043
MetLife, Inc. (Insurance)	4,140	203,067
Michael Kors Holdings, Ltd.* (Apparel)	644	51,475
Microchip Technology, Inc. (Semiconductors)	736	33,017
Micron Technology, Inc.* (Semiconductors)	3,910	90,086
Microsoft Corp. (Software)	28,198	1,067,294
Mohawk Industries, Inc.* (Textiles)	230	32,701
Molson Coors Brewing Co. - Class B (Beverages)	598	31,479
Mondelez International, Inc. - Class A (Food)	6,532	213,922
Monsanto Co. (Chemicals)	1,932	205,855
Monster Beverage Corp.* (Beverages)	506	34,357
Moody’s Corp. (Commercial Services)	690	51,460
Morgan Stanley Dean Witter & Co. (Banks)	5,152	152,036
Motorola Solutions, Inc. (Telecommunications)	874	55,761
Murphy Oil Corp. (Oil & Gas)	644	36,457
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,426	64,755
Nabors Industries, Ltd. (Oil & Gas)	966	16,499
NASDAQ Stock Market, Inc. (Diversified Financial Services)	414	15,794
National Oilwell Varco, Inc. (Oil & Gas Services)	1,610	120,766
Neilsen Holdings N.V. (Media)	920	38,907
NetApp, Inc. (Computers)	1,288	54,534
Netflix, Inc.* (Internet)	230	94,146
Newell Rubbermaid, Inc. (Housewares)	1,058	32,692
Newfield Exploration Co.* (Oil & Gas)	506	12,534
Newmont Mining Corp. (Mining)	1,840	39,744
News Corp.* - Class A (Media)	1,840	29,366
NextEra Energy, Inc. (Electric)	1,610	148,008
NIKE, Inc. - Class B (Apparel)	2,760	201,065
NiSource, Inc. (Gas)	1,150	39,526
Noble Corp. PLC (Oil & Gas)	920	28,548
Noble Energy, Inc. (Oil & Gas)	1,334	83,148
Nordstrom, Inc. (Retail)	552	31,712
Norfolk Southern Corp. (Transportation)	1,150	106,479
Northeast Utilities System (Electric)	1,150	50,370
Northern Trust Corp. (Banks)	828	49,862
Northrop Grumman Corp. (Aerospace/Defense)	828	95,675
NRG Energy, Inc. (Electric)	1,196	33,309
Nucor Corp. (Iron/Steel)	1,196	57,826
NVIDIA Corp. (Semiconductors)	2,162	33,943
Occidental Petroleum Corp. (Oil & Gas)	2,990	261,834
Omnicom Group, Inc. (Advertising)	966	70,113
ONEOK, Inc. (Pipelines)	782	53,559
Oracle Corp. (Software)	13,018	480,364
O’Reilly Automotive, Inc.* (Retail)	414	54,226
Owens-Illinois, Inc.* (Packaging & Containers)	598	19,160
PACCAR, Inc. (Auto Manufacturers)	1,334	74,704
Pall Corp. (Miscellaneous Manufacturing)	414	33,161
Parker Hannifin Corp. (Miscellaneous Manufacturing)	552	62,580
Patterson Cos., Inc. (Healthcare - Products)	322	12,867
Paychex, Inc. (Software)	1,196	50,017
Peabody Energy Corp. (Coal)	1,012	17,255
Pentair, Ltd. (Miscellaneous Manufacturing)	736	54,707
People’s United Financial, Inc. (Savings & Loans)	1,196	16,995
Pepco Holdings, Inc. (Electric)	920	17,876
PepsiCo, Inc. (Beverages)	5,704	458,373
PerkinElmer, Inc. (Electronics)	414	18,050
Perrigo Co. PLC (Pharmaceuticals)	506	78,764
PetSmart, Inc. (Retail)	368	23,184
Pfizer, Inc. (Pharmaceuticals)	24,058	731,364

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
PG&E Corp. (Electric)	1,656	$69,800
Philip Morris International, Inc. (Agriculture)	5,934	463,683
Phillips 66 (Oil & Gas)	2,208	161,383
Pinnacle West Capital Corp. (Electric)	414	21,789
Pioneer Natural Resources Co. (Oil & Gas)	552	93,465
Pitney Bowes, Inc. (Office/Business Equipment)	736	18,532
Plum Creek Timber Co., Inc. (REIT)	644	27,737
PNC Financial Services Group (Banks)	1,978	158,003
PPG Industries, Inc. (Chemicals)	506	92,274
PPL Corp. (Electric)	2,346	71,717
Praxair, Inc. (Chemicals)	1,104	137,691
Precision Castparts Corp. (Metal Fabricate/Hardware)	552	140,622
Priceline.com, Inc.* (Internet)	184	210,660
Principal Financial Group, Inc. (Insurance)	1,012	44,093
Procter & Gamble Co. (Cosmetics/Personal Care)	10,074	771,870
Progressive Corp. (Insurance)	2,070	48,107
Prologis, Inc. (REIT)	1,840	71,318
Prudential Financial, Inc. (Insurance)	1,702	143,632
Public Service Enterprise Group, Inc. (Electric)	1,886	62,879
Public Storage, Inc. (REIT)	552	86,990
PulteGroup, Inc. (Home Builders)	1,288	26,172
PVH Corp. (Retail)	322	38,920
QEP Resources, Inc. (Oil & Gas)	644	19,893
Qualcomm, Inc. (Semiconductors)	6,256	464,321
Quanta Services, Inc.* (Commercial Services)	782	24,375
Quest Diagnostics, Inc. (Healthcare - Services)	552	28,980
Ralph Lauren Corp. (Apparel)	230	36,085
Range Resources Corp. (Oil & Gas)	598	51,542
Raytheon Co. (Aerospace/Defense)	1,196	113,704
Red Hat, Inc.* (Software)	690	38,985
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	276	79,651
Regions Financial Corp. (Banks)	5,106	51,928
Republic Services, Inc. (Environmental Control)	1,012	32,414
Reynolds American, Inc. (Agriculture)	1,150	55,775
Robert Half International, Inc. (Commercial Services)	506	21,141
Rockwell Automation, Inc. (Machinery - Diversified)	506	58,109
Rockwell Collins, Inc. (Aerospace/Defense)	506	38,233
Roper Industries, Inc. (Machinery - Diversified)	368	50,504
Ross Stores, Inc. (Retail)	782	53,106
Rowan Cos. PLC* - Class A (Oil & Gas)	460	14,430
Ryder System, Inc. (Transportation)	184	13,099
Safeway, Inc. (Food)	920	28,741
Salesforce.com, Inc.* (Software)	2,070	125,297
SanDisk Corp. (Computers)	828	57,587
SCANA Corp. (Electric)	506	23,919
Schlumberger, Ltd. (Oil & Gas Services)	4,876	426,991
Scripps Networks Interactive - Class A (Media)	414	30,023
Seagate Technology PLC (Computers)	1,196	63,221
Sealed Air Corp. (Packaging & Containers)	736	22,956
Sempra Energy (Gas)	828	76,763
Sherwin-Williams Co. (Chemicals)	322	59,010
Sigma-Aldrich Corp. (Chemicals)	460	42,766
Simon Property Group, Inc. (REIT)	1,150	178,066
SLM Corp. (Diversified Financial Services)	1,610	36,644
Snap-on, Inc. (Machinery)	230	23,035
Southern Co. (Electric)	3,266	134,690
Southwest Airlines Co. (Airlines)	2,576	53,967
Southwestern Energy Co.* (Oil & Gas)	1,288	52,409
Spectra Energy Corp. (Pipelines)	2,484	89,300
St. Jude Medical, Inc. (Healthcare - Products)	1,104	67,046
Stanley Black & Decker, Inc. (Hand/Machine Tools)	598	46,285
Staples, Inc. (Retail)	2,438	32,084
Starbucks Corp. (Retail)	2,806	199,563
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	690	51,550
State Street Corp. (Banks)	1,610	107,790
Stericycle, Inc.* (Commercial Services)	322	37,693
Stryker Corp. (Healthcare - Products)	1,104	85,670
SunTrust Banks, Inc. (Banks)	1,978	73,226
Symantec Corp. (Internet)	2,576	55,152
Sysco Corp. (Food)	2,162	75,843
T. Rowe Price Group, Inc. (Diversified Financial Services)	966	75,773
Target Corp. (Retail)	2,346	132,877
TE Connectivity, Ltd. (Electronics)	1,518	85,782
TECO Energy, Inc. (Electric)	736	12,056
Tenet Healthcare Corp.* (Healthcare - Services)	368	16,932
Teradata Corp.* (Computers)	598	24,590
Tesoro Petroleum Corp. (Oil & Gas)	506	26,069
Texas Instruments, Inc. (Semiconductors)	4,048	171,635
Textron, Inc. (Miscellaneous Manufacturing)	1,058	37,559
The ADT Corp. (Commercial Services)	736	22,109
The AES Corp. (Electric)	2,438	34,278
The Charles Schwab Corp. (Diversified Financial Services)	4,324	107,322
The Chubb Corp. (Insurance)	920	77,777
The Dow Chemical Co. (Chemicals)	4,508	205,159
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	966	66,403
The Gap, Inc. (Retail)	966	36,785
The Goldman Sachs Group, Inc. (Banks)	1,564	256,684

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	920	$21,767
The Hershey Co. (Food)	552	54,869
The Home Depot, Inc. (Retail)	5,244	403,000
The Interpublic Group of Cos., Inc. (Advertising)	1,564	25,524
The JM Smucker Co. - Class A (Food)	368	35,472
The Macerich Co. (REIT)	506	28,640
The Mosaic Co. (Chemicals)	1,288	57,522
The Travelers Cos., Inc. (Insurance)	1,334	108,428
The Williams Cos., Inc. (Pipelines)	2,530	102,439
Thermo Fisher Scientific, Inc. (Electronics)	1,334	153,597
Tiffany & Co. (Retail)	414	34,441
Time Warner Cable, Inc. (Media)	1,058	141,000
Time Warner, Inc. (Media)	3,358	210,983
TJX Cos., Inc. (Retail)	2,622	150,398
Torchmark Corp. (Insurance)	322	24,198
Total System Services, Inc. (Commercial Services)	598	17,868
Tractor Supply Co. (Retail)	506	33,654
Transocean, Ltd. (Oil & Gas)	1,242	53,754
TripAdvisor, Inc.* (Internet)	414	31,957
Twenty-First Century Fox, Inc. - Class A (Media)	7,268	231,268
Tyco International, Ltd. (Electronics)	1,748	70,777
Tyson Foods, Inc. - Class A (Food)	1,012	37,849
U.S. Bancorp (Banks)	6,762	268,654
Union Pacific Corp. (Transportation)	1,702	296,555
United Parcel Service, Inc. - Class B (Transportation)	2,668	254,074
United States Steel Corp. (Iron/Steel)	552	14,413
United Technologies Corp. (Aerospace/Defense)	3,128	356,655
UnitedHealth Group, Inc. (Healthcare - Services)	3,726	269,316
UnumProvident Corp. (Insurance)	966	31,105
Urban Outfitters, Inc.* (Retail)	414	14,829
V.F. Corp. (Apparel)	1,288	75,284
Valero Energy Corp. (Oil & Gas)	2,024	103,426
Varian Medical Systems, Inc.* (Healthcare - Products)	414	33,662
Ventas, Inc. (REIT)	1,104	68,879
VeriSign, Inc.* (Internet)	460	27,025
Verizon Communications, Inc. (Telecommunications)	10,626	510,261
Vertex Pharmaceuticals, Inc.* (Biotechnology)	874	69,081
Viacom, Inc. - Class B (Media)	1,518	124,628
Visa, Inc. - Class A (Diversified Financial Services)	1,886	406,301
Vornado Realty Trust (REIT)	644	59,139
Vulcan Materials Co. (Building Materials)	460	28,396
W.W. Grainger, Inc. (Distribution/Wholesale)	230	53,931
Walgreen Co. (Retail)	3,220	184,667
Wal-Mart Stores, Inc. (Retail)	6,026	450,021
Walt Disney Co. (Media)	6,072	440,888
Waste Management, Inc. (Commercial Services)	1,610	67,266
Waters Corp.* (Electronics)	322	34,863
WellPoint, Inc. (Healthcare - Services)	1,104	94,944
Wells Fargo & Co. (Banks)	17,802	807,142
Western Digital Corp. (Computers)	782	67,385
Western Union Co. (Commercial Services)	2,070	31,878
Weyerhaeuser Co. (REIT)	2,162	64,601
Whirlpool Corp. (Home Furnishings)	276	36,791
Whole Foods Market, Inc. (Food)	1,380	72,119
Windstream Holdings, Inc. (Telecommunications)	2,208	16,516
Wisconsin Energy Corp. (Electric)	828	35,331
WPX Energy, Inc.* (Oil & Gas)	736	14,021
Wyndham Worldwide Corp. (Lodging)	506	35,896
Wynn Resorts, Ltd. (Lodging)	322	70,008
Xcel Energy, Inc. (Electric)	1,840	53,194
Xerox Corp. (Office/Business Equipment)	4,278	46,416
Xilinx, Inc. (Semiconductors)	1,012	46,977
XL Group PLC (Insurance)	1,058	30,407
Xylem, Inc. (Machinery - Diversified)	690	23,018
Yahoo!, Inc.* (Internet)	3,496	125,926
YUM! Brands, Inc. (Retail)	1,656	111,200
Zimmer Holdings, Inc. (Healthcare - Products)	644	60,517
Zions Bancorp (Banks)	690	19,838
Zoetis, Inc. (Pharmaceuticals)	1,840	55,862
TOTAL COMMON STOCKS (Cost $39,677,868)		59,098,203

Repurchase Agreements(a)(b)(28.1%)

	Principal Amount
Repurchase Agreements with various counterparties, rates 0.01%-0.02%, dated 1/31/14, due 2/3/14, total to be received $33,260,007	$33,260,000	$33,260,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,260,000)		33,260,000
TOTAL INVESTMENT SECURITIES (Cost $72,937,868) - 78.1%		92,358,203
Net other assets (liabilities) - 21.9%		25,853,249
NET ASSETS - 100.0%		$118,211,452

†	Number of shares is less than 0.50
*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $14,911,000.

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts expiring 3/24/14 (Underlying notional amount at value $9,325,313)	105	$7,608

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	(0.67)%	2/28/14	$46,120,083	$72,556
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P 500 ETF	(0.58)%	2/28/14	35,476,318	51,083
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(0.47)%	2/28/14	59,299,817	53,133
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P 500 ETF	(0.47)%	2/28/14	26,881,399	12,232
				$189,004

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

UltraBull ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Advertising	$95,637	0.1%
Aerospace/Defense	1,241,249	1.1%
Agriculture	944,473	0.8%
Airlines	151,123	0.1%
Apparel	363,909	0.3%
Auto Manufacturers	446,229	0.4%
Auto Parts & Equipment	247,336	0.2%
Automobiles	51,079	NM
Banks	4,529,075	3.8%
Beverages	1,273,087	1.1%
Biotechnology	1,563,235	1.3%
Building Materials	56,623	NM
Chemicals	1,505,057	1.3%
Coal	48,180	NM
Commercial Services	918,728	0.8%
Computers	3,334,379	2.8%
Cosmetics/Personal Care	1,062,223	0.9%
Distribution/Wholesale	164,366	0.1%
Diversified Financial Services	1,620,027	1.4%
Electric	1,462,091	1.2%
Electrical Components & Equipment	365,183	0.3%
Electronics	816,693	0.7%
Engineering & Construction	76,143	0.1%
Entertainment	13,276	NM
Environmental Control	32,414	NM
Food	1,004,539	0.8%
Forest Products & Paper	102,287	0.1%
Gas	175,942	0.1%
Hand/Machine Tools	46,285	NM
Healthcare - Products	1,108,403	0.9%
Healthcare - Services	720,738	0.6%
Home Builders	75,030	0.1%
Home Furnishings	60,580	0.1%
Household Products/Wares	214,697	0.2%
Housewares	32,692	NM
Insurance	2,437,115	2.1%
Internet	2,955,609	2.5%
Iron/Steel	95,920	0.1%
Leisure Time	63,096	0.1%
Lodging	198,300	0.2%
Machinery	23,035	NM
Machinery - Construction & Mining	242,168	0.2%
Machinery - Diversified	372,585	0.3%
Media	2,149,352	1.8%
Metal Fabricate/Hardware	140,622	0.1%
Mining	210,510	0.2%
Miscellaneous Manufacturing	1,981,243	1.7%
Office/Business Equipment	64,949	0.1%
Oil & Gas	4,680,601	3.9%
Oil & Gas Services	890,481	0.8%
Packaging & Containers	84,544	0.1%
Pharmaceuticals	4,323,671	3.7%
Pipelines	329,780	0.3%
Real Estate	26,858	NM
REIT	1,156,214	1.0%
Retail	3,605,082	3.0%
Savings & Loans	32,797	NM
Semiconductors	1,665,659	1.4%
Software	2,307,868	2.0%
Telecommunications	2,010,224	1.7%
Textiles	32,701	NM
Toys/Games/Hobbies	67,333	0.1%
Transportation	1,026,878	0.9%
Other **	59,113,249	50.0%
Total	$118,211,452	100.0%

See notes to the financial statements.

UltraBull ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks (56.8%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet)	1,170	$5,897
1st United Bancorp, Inc. (Banks)	1,365	9,910
8x8, Inc.* (Telecommunications)	2,340	23,728
AAON, Inc. (Building Materials)	780	23,135
AAR Corp. (Aerospace/Defense)	1,170	31,181
Abaxis, Inc.* (Healthcare - Products)	585	22,329
ABIOMED, Inc.* (Healthcare - Products)	1,170	32,163
ABM Industries, Inc. (Commercial Services)	1,560	41,590
Abraxas Petroleum Corp.* (Oil & Gas)	3,900	12,363
Acacia Research Corp. (Commercial Services)	1,365	18,864
Acadia Healthcare Co., Inc.* (Healthcare - Services)	975	49,764
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	1,950	45,434
Acadia Realty Trust (REIT)	1,560	39,702
Accelrys, Inc.* (Software)	1,950	24,531
Acco Brands Corp.* (Household Products/Wares)	3,510	20,393
Accretive Health, Inc.* (Commercial Services)	1,950	17,960
Accuray, Inc.* (Healthcare - Products)	2,535	26,998
Accuride Corp.* (Auto Parts & Equipment)	1,755	6,687
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	975	11,135
Aceto Corp. (Chemicals)	975	20,787
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	2,925	9,682
ACI Worldwide, Inc.* (Software)	1,170	70,914
Acorda Therapeutics, Inc.* (Biotechnology)	1,170	34,340
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,950	66,729
Actuate Corp.* (Software)	1,755	13,338
Acuity Brands, Inc. (Electrical Components & Equipment)	1,170	148,636
Acxiom Corp.* (Software)	2,145	77,134
ADTRAN, Inc. (Telecommunications)	1,755	44,559
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,170	31,941
Advent Software, Inc. (Software)	975	32,039
Advisory Board Co.* (Commercial Services)	975	61,726
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	780	46,784
Aegion Corp.* (Engineering & Construction)	1,170	24,008
Aeroflex Holding Corp.* (Semiconductors)	975	6,718
Aeropostale, Inc.* (Retail)	2,340	16,497
Aerovironment, Inc.* (Aerospace/Defense)	585	17,445
Affymetrix, Inc.* (Healthcare - Products)	2,730	25,635
AG Mortgage Investment Trust, Inc. (REIT)	975	16,175
AH Belo Corp. - Class A (Media)	975	7,790
Air Methods Corp.* (Healthcare - Services)	1,170	60,173
Air Transport Services Group, Inc.* (Transportation)	1,950	12,266
Aircastle, Ltd. (Diversified Financial Services)	1,950	36,836
AK Steel Holding Corp.* (Iron/Steel)	4,680	33,088
Akorn, Inc.* (Pharmaceuticals)	1,755	39,838
Albany International Corp. - Class A (Machinery - Diversified)	780	26,965
Albany Molecular Research, Inc.* (Commercial Services)	975	10,433
Alexander & Baldwin, Inc. (Real Estate)	1,170	45,758
Align Technology, Inc.* (Healthcare - Products)	1,950	115,869
ALLETE, Inc. (Electric)	1,170	58,477
Alliance One International, Inc.* (Agriculture)	3,315	8,520
Allied Nevada Gold Corp.* (Mining)	3,315	16,277
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,560	130,509
ALON USA Energy, Inc. (Oil & Gas)	780	12,254
Alpha Natural Resources, Inc.* (Coal)	6,435	36,551
Alphatec Holdings, Inc.* (Healthcare - Products)	3,315	7,194
Altisource Residential Corp. (REIT)	780	23,400
Altra Holdings, Inc. (Machinery - Diversified)	780	24,461
AMAG Pharmaceuticals, Inc.* (Biotechnology)	780	16,747
Ambac Financial Group, Inc.* (Insurance)	1,365	31,996
Ambarella, Inc.* (Semiconductors)	780	24,983
AMCOL International Corp. (Mining)	780	26,575
Amedisys, Inc.* (Healthcare - Services)	1,170	17,655
Ameresco, Inc.* (Electric)	975	9,614
American Apparel, Inc.* (Apparel)	3,315	3,269
American Assets Trust, Inc. (REIT)	975	32,633
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	1,950	36,309
American Capital Mortgage Investment Corp. (REIT)	1,755	34,310
American Equity Investment Life Holding Co. (Insurance)	1,950	42,803
American Realty Capital Properties, Inc. (REIT)	4,290	59,374
American Software, Inc. - Class A (Software)	975	9,828
American States Water Co. (Water)	1,170	33,228
American Superconductor Corp.* (Electrical Components & Equipment)	2,730	4,095
American Vanguard Corp. (Chemicals)	975	22,659
Ameris Bancorp* (Banks)	780	15,967
Amicus Therapeutics, Inc.* (Pharmaceuticals)	2,340	6,388
Amkor Technology, Inc.* (Semiconductors)	2,535	13,436
AMN Healthcare Services, Inc.* (Commercial Services)	1,560	23,572
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	1,365	11,630
AmSurg Corp.* (Healthcare - Services)	975	40,706
AmTrust Financial Services, Inc. (Insurance)	780	25,178

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Amyris, Inc.* (Energy - Alternate Sources)	1,950	$8,249
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	1,365	25,990
ANADIGICS, Inc.* (Semiconductors)	3,705	7,299
Angie’s List, Inc.* (Internet)	1,170	20,990
AngioDynamics, Inc.* (Healthcare - Products)	975	15,512
Anixter International, Inc. (Telecommunications)	780	68,421
ANN, Inc.* (Retail)	1,365	44,143
Antares Pharma, Inc.* (Pharmaceuticals)	3,900	18,642
Anworth Mortgage Asset Corp. (REIT)	4,485	21,035
API Technologies Corp.* (Aerospace/Defense)	2,145	7,100
Apogee Enterprises, Inc. (Building Materials)	975	32,955
Apollo Commercial Real Estate Finance, Inc. (REIT)	1,170	19,679
Apollo Investment Corp. (Investment Companies)	6,435	54,311
Apollo Residential Mortgage, Inc. (REIT)	975	15,756
Applied Industrial Technologies, Inc. (Machinery - Diversified)	1,170	59,132
Applied Micro Circuits Corp.* (Semiconductors)	2,145	21,665
Approach Resources, Inc.* (Oil & Gas)	975	19,588
Arabian American Development Co.* (Oil & Gas)	975	11,115
ARC Document Solutions, Inc.* (Commercial Services)	1,950	14,781
Arch Coal, Inc. (Coal)	6,630	28,111
Arena Pharmaceuticals, Inc.* (Biotechnology)	6,240	39,562
Argo Group International Holdings, Ltd. (Insurance)	780	35,092
Arkansas Best Corp. (Transportation)	780	26,746
Armada Hoffler Properties, Inc. (REIT)	780	7,098
ARMOUR Residential REIT, Inc. (REIT)	10,725	44,080
ArQule, Inc.* (Biotechnology)	3,120	7,145
Array BioPharma, Inc.* (Pharmaceuticals)	3,900	18,759
ARRIS Group, Inc.* (Telecommunications)	3,315	85,858
ArthroCare Corp.* (Healthcare - Products)	780	35,396
Aruba Networks, Inc.* (Telecommunications)	3,315	65,339
Asbury Automotive Group, Inc.* (Retail)	975	45,845
Ashford Hospitality Trust (REIT)	1,755	16,497
Aspen Technology, Inc.* (Software)	2,535	115,519
Associated Estates Realty Corp. (REIT)	1,560	24,913
Astec Industries, Inc. (Machinery - Construction & Mining)	585	21,762
Astoria Financial Corp. (Savings & Loans)	2,730	36,144
athenahealth, Inc.* (Software)	975	143,715
Atlantic Power Corp. (Electric)	4,095	10,852
Atlas Air Worldwide Holdings, Inc.* (Transportation)	780	27,557
ATMI, Inc.* (Semiconductors)	975	26,988
Atricure, Inc.* (Healthcare - Products)	975	19,988
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	1,560	39,905
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	4,680	17,550
Aveo Phamaceuticals, Inc.* (Commercial Services)	2,730	4,505
AVG Technologies N.V.* (Software)	780	12,940
Aviat Networks, Inc.* (Telecommunications)	2,925	5,558
Avid Technology, Inc.* (Software)	1,365	9,473
Avista Corp. (Electric)	1,755	50,597
Axcelis Technologies, Inc.* (Semiconductors)	4,875	11,798
Axiall Corp. (Chemicals)	1,950	77,805
AZZ, Inc. (Miscellaneous Manufacturing)	780	32,612
B&G Foods, Inc. - Class A (Food)	1,560	51,121
Balchem Corp. (Chemicals)	780	42,526
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	975	24,765
Bancorp, Inc.* (Banks)	1,170	22,289
BancorpSouth, Inc. (Banks)	2,730	64,346
Bank Mutual Corp. (Savings & Loans)	1,755	12,004
Bank of the Ozarks, Inc. (Banks)	975	61,815
BankFinancial Corp. (Savings & Loans)	975	8,863
Bankrate, Inc.* (Internet)	1,560	25,880
Banner Corp. (Banks)	585	21,546
Barnes & Noble, Inc.* (Retail)	1,365	18,400
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,560	58,406
Basic Energy Services, Inc.* (Oil & Gas Services)	1,170	20,042
Bazaarvoice, Inc.* (Internet)	1,560	11,310
BBCN Bancorp, Inc. (Banks)	2,340	35,216
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	1,365	51,583
Beazer Homes USA, Inc.* (Home Builders)	780	17,558
bebe Stores, Inc. (Retail)	1,560	7,753
Belden, Inc. (Electrical Components & Equipment)	1,170	75,711
Benchmark Electronics, Inc.* (Electronics)	1,560	35,459
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	1,170	13,900
Berkshire Hills Bancorp, Inc. (Savings & Loans)	780	19,079
Berry Plastics Group, Inc.* (Packaging & Containers)	1,560	34,788
BGC Partners, Inc. - Class A (Diversified Financial Services)	3,900	25,077
Bill Barrett Corp.* (Oil & Gas)	1,365	38,234
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	1,755	13,777
BIOLASE, Inc.* (Healthcare - Products)	1,755	4,247
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	780	20,974
BioScrip, Inc.* (Pharmaceuticals)	1,755	14,935
Biotime, Inc.* (Biotechnology)	1,950	7,254
BJ’s Restaurants, Inc.* (Retail)	780	22,121

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Black Diamond, Inc.* (Leisure Time)	975	$10,384
Black Hills Corp. (Electric)	1,170	64,151
Blackbaud, Inc. (Software)	1,365	47,038
BlackRock Kelso Capital Corp. (Investment Companies)	2,340	21,739
Bloomin Brands, Inc.* (Retail)	1,560	35,833
Blount International, Inc.* (Miscellaneous Manufacturing)	1,560	19,999
Blucora, Inc.* (Internet)	1,365	34,958
BlueLinx Holdings, Inc.* (Distribution/Wholesale)	2,535	4,031
Bob Evans Farms, Inc. (Retail)	780	39,195
Boingo Wireless, Inc.* (Internet)	975	5,899
Bonanza Creek Energy, Inc.* (Oil & Gas)	780	31,754
Boston Private Financial Holdings, Inc. (Banks)	2,340	28,759
Bottomline Technologies, Inc.* (Software)	1,170	40,505
Boulder Brands, Inc.* (Food)	1,950	27,963
Boyd Gaming Corp.* (Lodging)	1,755	18,533
BPZ Resources, Inc.* (Oil & Gas)	5,070	10,140
Brady Corp. - Class A (Electronics)	1,365	37,346
Bravo Brio Restaurant Group, Inc.* (Retail)	780	11,653
Briggs & Stratton Corp. (Machinery - Diversified)	1,365	28,761
Brightcove, Inc.* (Internet)	1,170	12,566
Bristow Group, Inc. (Transportation)	975	69,996
BroadSoft, Inc.* (Internet)	780	23,876
Brookline Bancorp, Inc. (Savings & Loans)	2,340	20,826
Brooks Automation, Inc. (Semiconductors)	2,145	21,772
Brown Shoe Co., Inc. (Retail)	1,365	32,323
Brunswick Corp. (Leisure Time)	2,535	105,102
Buffalo Wild Wings, Inc.* (Retail)	585	82,987
Builders FirstSource, Inc.* (Building Materials)	1,755	14,128
C&J Energy Services, Inc.* (Oil & Gas Services)	1,365	31,914
Cabot Microelectronics Corp.* (Semiconductors)	780	31,450
CACI International, Inc.* - Class A (Computers)	585	43,302
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	2,145	23,552
Caesars Entertainment Corp.* (Lodging)	1,170	25,752
Cal Dive International, Inc.* (Oil & Gas Services)	4,290	7,036
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	780	8,947
Calamp Corp.* (Telecommunications)	1,170	34,492
Calgon Carbon Corp.* (Environmental Control)	1,560	31,684
California Water Service Group (Water)	1,365	31,791
Calix, Inc.* (Telecommunications)	1,365	10,824
Callaway Golf Co. (Leisure Time)	2,340	19,118
Callidus Software, Inc.* (Software)	1,560	22,885
Callon Petroleum Co.* (Oil & Gas)	2,145	14,479
Cambrex Corp.* (Biotechnology)	975	18,301
Campus Crest Communities, Inc. (REIT)	1,950	17,219
Cantel Medical Corp. (Healthcare - Products)	780	24,726
Capital Bank Financial Corp.* - Class A (Banks)	780	17,979
Capital Senior Living Corp.* (Healthcare - Services)	975	21,908
Capitol Federal Financial, Inc. (Savings & Loans)	4,290	51,351
Capstead Mortgage Corp. (REIT)	2,730	34,453
Capstone Turbine Corp.* (Electrical Components & Equipment)	11,115	18,006
CARBO Ceramics, Inc. (Oil & Gas Services)	585	67,345
Cardinal Financial Corp. (Banks)	975	16,624
Cardiovascular System, Inc.* (Healthcare - Products)	780	26,458
Cardtronics, Inc.* (Commercial Services)	1,365	52,580
Career Education Corp.* (Commercial Services)	2,730	14,851
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,170	48,087
Carrols Restaurant Group, Inc.* (Retail)	1,170	7,125
Casella Waste System, Inc.* - Class A (Environmental Control)	1,950	10,004
Casey’s General Stores, Inc. (Retail)	975	66,953
Cash America International, Inc. (Retail)	780	28,649
Cathay Bancorp, Inc. (Banks)	2,340	54,990
Cavium, Inc.* (Semiconductors)	1,365	50,736
Cbeyond, Inc.* (Telecommunications)	1,170	8,494
CBIZ, Inc.* (Commercial Services)	1,560	13,416
Cedar Realty Trust, Inc. (REIT)	2,535	15,996
Celadon Group, Inc. (Transportation)	780	16,208
Cell Therapeutics, Inc.* (Biotechnology)	6,240	19,906
Celldex Therapeutics, Inc.* (Biotechnology)	2,340	60,325
Centene Corp.* (Healthcare - Services)	1,560	94,536
Centerstate Banks, Inc. (Banks)	1,170	12,870
Central European Media Enterprises, Ltd.* - Class A (Media)	3,120	9,266
Central Garden & Pet Co.* - Class A (Household Products/Wares)	1,560	9,734
Central Pacific Financial Corp. (Banks)	780	14,313
Century Aluminum Co.* (Mining)	1,755	20,481
Cenveo, Inc.* (Commercial Services)	3,120	10,358
Cepheid, Inc.* (Healthcare - Products)	1,950	103,077
Cerus Corp.* (Healthcare - Products)	2,730	16,844
CEVA, Inc.* (Semiconductors)	780	13,564
Chambers Street Properties (REIT)	7,020	54,335
Chart Industries, Inc.* (Machinery - Diversified)	780	66,643
Charter Financial Corp. (Savings & Loans)	975	10,481
Checkpoint Systems, Inc.* (Electronics)	1,365	18,209
Chelsea Therapeutics International, Ltd.* (Biotechnology)	3,315	14,752
Chemed Corp. (Commercial Services)	585	46,168
Chemical Financial Corp. (Banks)	780	22,526
Chemocentryx, Inc.* (Pharmaceuticals)	975	6,055
Chemtura Corp.* (Chemicals)	2,730	68,468

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Chesapeake Lodging Trust (REIT)	1,365	$33,238
Chiquita Brands International, Inc.* (Food)	1,560	16,505
Christopher & Banks Corp.* (Retail)	1,560	11,138
CIBER, Inc.* (Computers)	2,925	11,349
Ciena Corp.* (Telecommunications)	2,925	68,240
Cincinnati Bell, Inc.* (Telecommunications)	6,630	22,940
Cirrus Logic, Inc.* (Semiconductors)	1,950	34,145
Citizens, Inc.* (Insurance)	1,755	12,197
Clarcor, Inc. (Miscellaneous Manufacturing)	1,365	75,648
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	2,145	25,590
Clearwater Paper Corp.* (Forest Products & Paper)	585	33,316
Cleco Corp. (Electric)	1,755	85,748
Cloud Peak Energy, Inc.* (Coal)	1,755	32,871
CNO Financial Group, Inc. (Insurance)	6,045	102,401
CoBiz Financial, Inc. (Banks)	1,365	14,414
Coeur d’Alene Mines Corp.* (Mining)	2,925	29,689
Cogent Communications Group, Inc. (Internet)	1,365	56,470
Cognex Corp.* (Machinery - Diversified)	2,340	92,313
Cohen & Steers, Inc. (Diversified Financial Services)	585	21,101
Coherent, Inc.* (Electronics)	780	52,135
Cohu, Inc. (Semiconductors)	975	10,101
Colony Financial, Inc. (REIT)	1,950	43,290
Columbia Banking System, Inc. (Banks)	1,560	40,732
Columbus McKinnon Corp.* (Machinery - Diversified)	585	14,461
Comfort Systems USA, Inc. (Building Materials)	1,170	19,937
Commercial Metals Co. (Iron/Steel)	3,315	63,183
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	1,170	9,360
Community Bank System, Inc. (Banks)	1,170	41,652
CommVault Systems, Inc.* (Software)	1,365	94,281
comScore, Inc.* (Internet)	1,170	32,070
Comstock Resources, Inc. (Oil & Gas)	1,560	26,754
Comverse, Inc.* (Telecommunications)	780	28,111
CONMED Corp. (Healthcare - Products)	780	32,721
Conn’s, Inc.* (Retail)	585	35,515
Consolidated Communications Holdings, Inc. (Telecommunications)	1,170	22,909
Constant Contact, Inc.* (Internet)	975	26,335
Convergys Corp. (Commercial Services)	2,925	59,582
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,755	41,067
Corcept Therapeutics, Inc.* (Pharmaceuticals)	3,315	11,404
CoreSite Realty Corp. (REIT)	585	17,948
Corinthian Colleges, Inc.* (Commercial Services)	3,705	5,446
Cornerstone OnDemand, Inc.* (Software)	1,170	66,749
Coronado Biosciences, Inc.* (Biotechnology)	975	2,652
CoStar Group, Inc.* (Commercial Services)	780	134,190
Cousins Properties, Inc. (REIT)	3,120	33,540
Cowen Group, Inc.* - Class A (Diversified Financial Services)	3,705	15,116
Cracker Barrel Old Country Store, Inc. (Retail)	585	57,921
Crawford & Co. (Insurance)	1,365	11,043
Cray, Inc.* (Computers)	1,170	34,503
Crocs, Inc.* (Apparel)	2,535	38,912
Cross Country Healthcare, Inc.* (Commercial Services)	1,365	14,742
Crosstex Energy, Inc. (Pipelines)	1,365	51,188
Crown Media Holdings, Inc.* (Media)	2,340	7,160
CryoLife, Inc. (Healthcare - Products)	1,365	14,728
CSG Systems International, Inc. (Software)	975	29,211
CTS Corp. (Electronics)	1,170	21,867
CubeSmart (REIT)	3,705	61,058
Cubic Corp. (Aerospace/Defense)	585	28,975
Cumulus Media, Inc.* - Class A (Media)	3,120	20,874
Curis, Inc.* (Biotechnology)	3,315	9,381
Curtiss-Wright Corp. (Aerospace/Defense)	1,365	83,838
Customers Bancorp, Inc.* (Banks)	780	15,818
CVB Financial Corp. (Banks)	2,730	40,731
Cyberonics, Inc.* (Healthcare - Products)	780	52,104
Cynosure, Inc.* - Class A (Healthcare - Products)	585	15,696
Cypress Semiconductor Corp. (Semiconductors)	4,290	43,072
CyrusOne, Inc. (Internet)	780	16,856
CYS Investments, Inc. (REIT)	5,070	40,154
Cytokinetics, Inc.* (Biotechnology)	975	7,556
Cytori Therapeutics, Inc.* (Pharmaceuticals)	3,315	8,818
Daktronics, Inc. (Home Furnishings)	1,365	19,943
Dana Holding Corp. (Auto Parts & Equipment)	4,095	77,476
Darling International, Inc.* (Environmental Control)	3,315	64,841
DCT Industrial Trust, Inc. (REIT)	8,190	58,968
DealerTrack Holdings, Inc.* (Internet)	1,170	54,580
Delek US Holdings, Inc. (Oil & Gas)	1,170	35,451
Deluxe Corp. (Commercial Services)	1,365	66,270
Demand Media, Inc.* (Media)	1,560	9,001
Dendreon Corp.* (Biotechnology)	5,070	14,145
Denny’s Corp.* (Retail)	3,120	21,403
DepoMed, Inc.* (Pharmaceuticals)	2,145	25,740
Destination XL Group, Inc.* (Retail)	1,755	9,442
Dexcom, Inc.* (Healthcare - Products)	1,950	78,897
DFC Global Corp.* (Diversified Financial Services)	1,365	10,265
Diamond Foods, Inc.* (Food)	780	20,561
DiamondRock Hospitality Co. (REIT)	5,460	63,227
Dice Holdings, Inc.* (Internet)	1,365	9,555
Digi International, Inc.* (Software)	975	10,043
Digital Generation, Inc.* (Media)	1,170	15,795
Digital River, Inc.* (Software)	1,170	20,569
DigitalGlobe, Inc.* (Telecommunications)	2,145	81,895

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Dime Community Bancshares, Inc. (Savings & Loans)	975	$15,932
Diodes, Inc.* (Semiconductors)	1,170	26,805
Doral Financial Corp.* (Diversified Financial Services)	195	2,436
Dorman Products, Inc.* (Auto Parts & Equipment)	780	40,685
Douglas Dynamics, Inc. (Auto Parts & Equipment)	780	11,326
Drew Industries, Inc. (Building Materials)	780	37,510
DSP Group, Inc.* (Semiconductors)	975	8,736
DuPont Fabros Technology, Inc. (REIT)	1,755	45,612
Dyax Corp.* (Pharmaceuticals)	3,900	32,838
Dycom Industries, Inc.* (Engineering & Construction)	975	27,134
Dynavax Technologies Corp.* (Biotechnology)	8,190	14,251
Dynegy, Inc.* (Electric)	2,730	55,582
Dynex Capital, Inc. (REIT)	1,755	14,145
E.W. Scripps Co.* - Class A (Media)	975	17,950
Eagle Bancorp, Inc.* (Banks)	780	25,935
EarthLink Holdings Corp. (Telecommunications)	3,315	14,387
EastGroup Properties, Inc. (REIT)	780	46,285
Ebix, Inc. (Software)	1,170	15,889
Education Management Corp.* (Commercial Services)	1,170	8,108
Education Realty Trust, Inc. (REIT)	3,315	29,934
eHealth, Inc.* (Insurance)	585	31,257
El Paso Electric Co. (Electric)	1,170	42,623
Electro Rent Corp. (Commercial Services)	780	13,120
Electro Scientific Industries, Inc. (Electronics)	975	10,569
Electronics for Imaging, Inc.* (Computers)	1,365	57,835
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	780	21,154
Ellie Mae, Inc.* (Diversified Financial Services)	780	20,358
EMCOR Group, Inc. (Engineering & Construction)	1,950	82,895
Emerald Oil, Inc.* (Oil & Gas)	1,560	11,965
Emergent Biosolutions, Inc.* (Biotechnology)	975	23,332
Emeritus Corp.* (Healthcare - Services)	1,170	25,799
Empire District Electric Co. (Electric)	1,365	31,327
Employers Holdings, Inc. (Insurance)	975	23,956
Emulex Corp.* (Semiconductors)	2,925	21,528
Encore Capital Group, Inc.* (Diversified Financial Services)	780	37,120
Encore Wire Corp. (Electrical Components & Equipment)	585	29,888
Endeavour International Corp.* (Oil & Gas)	2,340	15,421
Endocyte, Inc.* (Pharmaceuticals)	975	11,573
Endologix, Inc.* (Healthcare - Products)	1,950	31,200
Energy Recovery, Inc.* (Environmental Control)	1,950	8,346
Energy XXI (Bermuda), Ltd. (Oil & Gas)	2,340	53,703
EnerNOC, Inc.* (Electric)	975	21,840
EnerSys (Electrical Components & Equipment)	1,365	92,902
Ennis, Inc. (Commercial Services)	975	14,108
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	585	42,436
Entegris, Inc.* (Semiconductors)	4,095	43,079
Entercom Communications Corp.* - Class A (Media)	975	9,194
Entravision Communications Corp. - Class A (Media)	1,950	11,759
Entropic Communications, Inc.* (Semiconductors)	3,120	13,010
Envestnet, Inc.* (Software)	780	33,345
Enzon Pharmaceuticals, Inc. (Biotechnology)	3,120	2,808
EPAM Systems, Inc.* (Software)	780	31,902
EPIQ Systems, Inc. (Software)	1,170	16,801
EPL Oil & Gas, Inc.* (Oil & Gas)	975	26,198
EPR Properties (REIT)	1,365	69,724
Equal Energy, Ltd. (Oil & Gas)	1,755	9,266
Equity One, Inc. (REIT)	1,755	39,768
Era Group, Inc.* (Transportation)	585	17,135
ESCO Technologies, Inc. (Electronics)	780	27,222
Esterline Technologies Corp.* (Aerospace/Defense)	780	80,301
Ethan Allen Interiors, Inc. (Home Furnishings)	780	19,687
Euronet Worldwide, Inc.* (Commercial Services)	1,365	58,504
EverBank Financial Corp. (Savings & Loans)	2,340	41,675
Evercore Partners, Inc. - Class A (Diversified Financial Services)	975	54,444
EVERTEC, Inc. (Commercial Services)	975	23,527
Exact Sciences Corp.* (Biotechnology)	1,950	25,350
ExamWorks Group, Inc.* (Commercial Services)	975	30,020
Exar Corp.* (Semiconductors)	1,365	15,029
Excel Trust, Inc. (REIT)	1,560	17,800
EXCO Resources, Inc. (Oil & Gas)	4,095	21,007
Exelixis, Inc.* (Biotechnology)	5,655	38,906
ExlService Holdings, Inc.* (Commercial Services)	975	24,521
Express, Inc.* (Retail)	2,340	40,529
Exterran Holdings, Inc.* (Oil & Gas Services)	1,560	54,194
Extreme Networks, Inc.* (Telecommunications)	3,510	25,693
EZCORP, Inc.* - Class A (Retail)	1,560	17,129
F.N.B. Corp. (Banks)	4,095	48,485
Fabrinet* (Miscellaneous Manufacturing)	975	18,008
Fair Isaac Corp. (Software)	975	53,001
Fairpoint Communications, Inc.* (Telecommunications)	975	12,490
Federal Signal Corp.* (Miscellaneous Manufacturing)	1,950	24,024

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
FEI Co. (Electronics)	975	$91,376
FelCor Lodging Trust, Inc. (REIT)	3,900	31,824
Female Health Co. (Healthcare - Products)	975	7,352
Ferro Corp.* (Chemicals)	2,340	29,437
Fiesta Restaurant Group, Inc.* (Retail)	585	25,137
Fifth & Pacific Cos., Inc.* (Retail)	3,315	95,140
Fifth Street Finance Corp. (Investment Companies)	3,510	33,029
Financial Engines, Inc. (Diversified Financial Services)	1,365	83,157
Finisar Corp.* (Telecommunications)	2,730	64,728
First American Financial Corp. (Insurance)	2,925	75,815
First Bancorp (Banks)	780	13,439
First Bancorp* (Banks)	2,340	11,443
First Busey Corp. (Banks)	2,730	15,015
First Cash Financial Services, Inc.* (Retail)	780	38,329
First Commonwealth Financial Corp. (Banks)	3,120	25,615
First Financial Bancorp (Banks)	1,755	29,098
First Financial Bankshares, Inc. (Banks)	975	59,641
First Industrial Realty Trust, Inc. (REIT)	3,120	53,539
First Merchants Corp. (Banks)	975	20,563
First Midwest Bancorp, Inc. (Banks)	2,145	34,256
First Potomac Realty Trust (REIT)	1,755	22,920
First Security Group, Inc.* (Banks)	3,315	6,829
FirstMerit Corp. (Banks)	4,485	91,269
Five Below, Inc.* (Retail)	975	35,734
Five Star Quality Care, Inc.* (Healthcare - Services)	1,755	9,530
Flagstar BanCorp, Inc.* (Savings & Loans)	780	16,279
Flotek Industries, Inc.* (Oil & Gas Services)	1,560	33,556
Flow International Corp.* (Machinery - Diversified)	2,145	8,666
Fluidigm Corp.* (Electronics)	780	35,194
Flushing Financial Corp. (Savings & Loans)	975	20,027
Forest Oil Corp.* (Oil & Gas)	4,095	12,490
Forestar Group, Inc.* (Real Estate)	1,170	23,400
FormFactor, Inc.* (Semiconductors)	1,950	12,558
Forum Energy Technologies, Inc.* (Oil & Gas Services)	1,170	29,390
Forward Air Corp. (Transportation)	975	43,427
Francesca’s Holdings Corp.* (Retail)	1,365	25,935
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,365	54,382
Franklin Street Properties Corp. (REIT)	2,730	32,733
Fred’s, Inc. - Class A (Retail)	1,170	20,452
Fresh Del Monte Produce, Inc. (Food)	1,170	30,958
Frontline, Ltd.* (Transportation)	3,315	13,691
FTI Consulting, Inc.* (Commercial Services)	1,170	43,372
Fuelcell Energy, Inc.* (Energy - Alternate Sources)	6,825	9,760
Fuller (H.B.) Co. (Chemicals)	1,365	63,582
Furmanite Corp.* (Metal Fabricate/Hardware)	1,560	18,221
Fusion-IO, Inc.* (Computers)	2,340	25,740
FutureFuel Corp. (Energy - Alternate Sources)	780	12,761
FX Energy, Inc.* (Oil & Gas)	2,535	9,075
FXCM, Inc. (Diversified Financial Services)	1,170	20,054
G & K Services, Inc. - Class A (Textiles)	585	32,696
Galena Biopharma, Inc.* (Biotechnology)	3,900	20,553
GasLog, Ltd. (Transportation)	975	20,436
Gastar Exploration, Ltd.* (Oil & Gas)	2,925	17,433
GenCorp, Inc.* (Aerospace/Defense)	1,755	29,870
Generac Holdings, Inc. (Electrical Components & Equipment)	1,365	65,697
General Cable Corp. (Electrical Components & Equipment)	1,365	38,943
General Communication, Inc.* - Class A (Telecommunications)	1,365	13,281
General Moly, Inc.* (Mining)	3,510	4,528
Genesco, Inc.* (Retail)	780	54,772
GenMark Diagnostics, Inc.* (Healthcare - Products)	1,170	15,116
Gentherm, Inc.* (Auto Parts & Equipment)	1,170	29,812
Gentiva Health Services, Inc.* (Healthcare - Services)	1,170	13,291
Geron Corp.* (Biotechnology)	5,850	29,367
Getty Realty Corp. (REIT)	780	14,820
GFI Group, Inc. (Diversified Financial Services)	2,730	10,374
Gibraltar Industries, Inc.* (Building Materials)	975	17,414
Glacier Bancorp, Inc. (Banks)	2,145	56,692
Gladstone Capital Corp. (Investment Companies)	975	9,623
Gladstone Investment Corp. (Private Equity)	1,170	9,512
Glatfelter (Forest Products & Paper)	1,365	42,301
Glimcher Realty Trust (REIT)	4,095	35,053
Global Cash Access Holdings, Inc.* (Commercial Services)	2,340	19,843
Global Eagle Entertainment, Inc.* (Internet)	975	15,610
Global Geophysical Services* (Oil & Gas Services)	1,365	2,020
Global Sources, Ltd.* (Internet)	975	6,435
Globe Specialty Metals, Inc. (Mining)	1,950	34,086
Globus Med, Inc.* - Class A (Healthcare - Products)	1,560	36,503
Glu Mobile, Inc.* (Software)	3,120	12,324
Gold Resource Corp. (Mining)	1,365	6,293
Golub Capital BDC, Inc. (Investment Companies)	1,170	21,411
Goodrich Petroleum Corp.* (Oil & Gas)	975	16,790
Government Properties Income Trust (REIT)	1,560	38,532
GrafTech International, Ltd.* (Electrical Components & Equipment)	3,510	35,978
Gramercy Property Trust, Inc.* (REIT)	2,340	13,619

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Grand Canyon Education, Inc.* (Commercial Services)	1,365	$59,814
Granite Construction, Inc. (Engineering & Construction)	1,170	38,949
Graphic Packaging Holding Co.* (Packaging & Containers)	6,045	57,428
Gray Television, Inc.* (Media)	1,755	19,972
Great Lakes Dredge & Dock Co.* (Commercial Services)	1,950	14,684
Greatbatch, Inc.* (Healthcare - Products)	780	33,158
Green Dot Corp.* - Class A (Commercial Services)	780	17,566
Green Plains Renewable Energy (Energy - Alternate Sources)	975	21,723
Greenhill & Co., Inc. (Diversified Financial Services)	780	40,521
Greenlight Capital Re, Ltd.* - Class A (Insurance)	975	31,327
Griffon Corp. (Building Materials)	1,560	19,594
Group 1 Automotive, Inc. (Retail)	585	35,761
GSI Group, Inc.* (Electronics)	1,170	12,624
GSI Technology, Inc.* (Semiconductors)	1,170	7,792
GSV Capital Corp.* (Private Equity)	975	13,016
GT Advanced Technologies, Inc.* (Semiconductors)	4,095	42,056
GTx, Inc.* (Biotechnology)	1,170	2,118
Guidewire Software, Inc.* (Software)	1,170	55,236
GulfMark Offshore, Inc. - Class A (Transportation)	780	33,197
H&E Equipment Services, Inc.* (Commercial Services)	975	29,523
Hackett Group, Inc. (Commercial Services)	1,365	8,054
Haemonetics Corp.* (Healthcare - Products)	1,365	51,720
Halcon Resources Corp.* (Oil & Gas)	6,045	20,372
Halozyme Therapeutics, Inc.* (Biotechnology)	2,925	45,806
Hampton Roads Bankshares, Inc.* (Banks)	3,510	5,476
Hancock Holding Co. (Banks)	2,340	80,963
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	975	32,965
Hanmi Financial Corp. (Banks)	975	21,031
Harbinger Group, Inc.* (Holding Companies - Diversified)	1,365	16,216
Harmonic, Inc.* (Telecommunications)	3,510	23,026
Harte-Hanks, Inc. (Advertising)	1,560	10,686
Harvard Apparatus Regenerative Technology, Inc.* (Healthcare - Products)	1	3
Harvard Bioscience, Inc.* (Biotechnology)	1,365	6,033
Haverty Furniture Cos., Inc. (Retail)	585	16,275
Hawaiian Holdings, Inc.* (Airlines)	1,950	19,812
Headwaters, Inc.* (Building Materials)	2,340	26,021
Healthcare Realty Trust, Inc. (REIT)	2,535	58,102
Healthcare Services Group, Inc. (Commercial Services)	1,950	52,904
HealthSouth Corp. (Healthcare - Services)	2,340	72,821
HealthStream, Inc.* (Internet)	585	16,977
Healthways, Inc.* (Healthcare - Services)	1,170	17,913
Heartland Express, Inc. (Transportation)	1,560	32,854
Heartland Payment Systems, Inc. (Commercial Services)	975	42,032
Hecla Mining Co. (Mining)	10,140	30,723
HEICO Corp. (Aerospace/Defense)	1,950	103,778
Helen of Troy, Ltd.* (Household Products/Wares)	975	53,664
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,925	59,641
Hercules Offshore, Inc.* (Oil & Gas)	4,680	23,306
Hercules Technology Growth Capital, Inc. (Private Equity)	1,950	30,927
Heritage Commerce Corp. (Banks)	975	7,810
Heritage Oaks Bancorp* (Banks)	1,170	8,962
Herman Miller, Inc. (Office Furnishings)	1,755	49,193
Hersha Hospitality Trust (REIT)	6,045	32,824
HFF, Inc. - Class A (Real Estate)	975	28,841
Hibbett Sports, Inc.* (Retail)	780	46,808
Higher One Holdings, Inc.* (Diversified Financial Services)	1,170	9,079
Highwoods Properties, Inc. (REIT)	2,340	86,909
Hillenbrand, Inc. (Miscellaneous Manufacturing)	1,560	42,229
Hilltop Holdings, Inc.* (Insurance)	1,950	46,391
Hittite Microwave Corp.* (Semiconductors)	975	55,915
HMS Holdings Corp.* (Commercial Services)	2,535	58,381
HNI Corp. (Office Furnishings)	1,365	46,833
Home Bancshares, Inc. (Banks)	1,365	42,097
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	1,560	32,011
HomeTrust Bancshares, Inc.* (Savings & Loans)	780	12,332
Horace Mann Educators Corp. (Insurance)	1,170	32,643
Horizon Pharma, Inc.* (Holding Companies - Diversified)	2,730	26,918
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	975	41,642
Horsehead Holding Corp.* (Mining)	1,365	20,912
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	3,510	21,165
HSN, Inc. (Retail)	975	53,401
Hub Group, Inc.* - Class A (Transportation)	1,170	48,496
Hudson Pacific Properties, Inc. (REIT)	1,365	29,661
Huron Consulting Group, Inc.* (Commercial Services)	780	51,667
Hutchinson Technology, Inc.* (Computers)	1,365	5,187
IBERIABANK Corp. (Banks)	780	51,355
ICF International, Inc.* (Commercial Services)	585	19,691
ICG Group, Inc.* (Internet)	1,365	25,921
Iconix Brand Group, Inc.* (Apparel)	1,560	58,032
IDACORP, Inc. (Electric)	1,365	71,976

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	3,705	$25,972
iGATE Corp.* (Computers)	1,170	39,487
II-VI, Inc.* (Electronics)	1,560	23,821
Imation Corp.* (Computers)	1,755	8,442
Immersion Corp.* (Computers)	975	11,408
ImmunoGen, Inc.* (Biotechnology)	2,535	38,000
Immunomedics, Inc.* (Biotechnology)	2,535	12,295
Impax Laboratories, Inc.* (Pharmaceuticals)	1,950	45,123
Imperva, Inc.* (Software)	585	32,175
Incontact, Inc.* (Software)	1,950	17,121
Independent Bank Corp. (Banks)	780	28,205
Infinera Corp.* (Telecommunications)	3,315	28,907
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	1,560	20,046
Infoblox, Inc.* (Software)	1,365	47,884
Inland Real Estate Corp. (REIT)	2,535	26,719
InnerWorkings, Inc.* (Software)	1,560	11,762
Innophos Holdings, Inc. (Chemicals)	585	27,302
Innospec, Inc. (Chemicals)	780	33,415
Inphi Corp.* (Semiconductors)	975	11,193
Insight Enterprises, Inc.* (Computers)	1,365	28,802
Insmed, Inc.* (Biotechnology)	975	19,910
Insperity, Inc. (Commercial Services)	780	25,756
Insulet Corp.* (Healthcare - Products)	1,560	67,080
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	585	27,179
Integrated Device Technology, Inc.* (Semiconductors)	3,900	37,635
Integrated Silicon Solution, Inc.* (Semiconductors)	975	11,476
Inteliquent, Inc. (Telecommunications)	1,560	18,096
InterDigital, Inc. (Telecommunications)	1,170	33,638
Interface, Inc. (Office Furnishings)	1,755	36,767
InterMune, Inc.* (Biotechnology)	2,535	33,842
Internap Network Services Corp.* (Internet)	1,755	14,303
International Bancshares Corp. (Banks)	1,560	36,520
International Rectifier Corp.* (Semiconductors)	1,950	50,719
International Speedway Corp. - Class A (Entertainment)	780	26,185
Intersil Corp. - Class A (Semiconductors)	3,900	44,226
Interval Leisure Group, Inc. (Leisure Time)	1,170	30,888
Intralinks Holdings, Inc.* (Internet)	1,560	16,505
Intrepid Potash, Inc.* (Chemicals)	1,560	22,932
Invacare Corp. (Healthcare - Products)	1,170	23,611
InvenSense, Inc.* (Electronics)	1,755	34,556
Invesco Mortgage Capital, Inc. (REIT)	3,705	58,206
Investment Technology Group, Inc.* (Diversified Financial Services)	1,170	19,305
Investors Bancorp, Inc. (Savings & Loans)	1,365	34,629
Investors Real Estate Trust (REIT)	3,120	27,113
ION Geophysical Corp.* (Oil & Gas Services)	4,095	12,408
Iridium Communications, Inc.* (Telecommunications)	2,145	13,599
iRobot Corp.* (Home Furnishings)	780	27,565
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	2,730	37,865
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	3,120	159,306
Isle of Capri Casinos, Inc.* (Entertainment)	975	9,321
iStar Financial, Inc.* (REIT)	2,535	39,090
Itron, Inc.* (Electronics)	1,170	47,245
ITT Educational Services, Inc.* (Commercial Services)	780	22,932
Ixia* (Telecommunications)	1,755	22,446
IXYS Corp. (Semiconductors)	975	12,373
j2 Global, Inc. (Computers)	1,365	61,902
Jack in the Box, Inc.* (Retail)	1,170	59,167
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	780	4,493
Janus Capital Group, Inc. (Diversified Financial Services)	4,290	47,147
JetBlue Airways Corp.* (Airlines)	6,630	58,078
Jive Software, Inc.* (Software)	1,170	10,823
John Bean Technologies Corp. (Miscellaneous Manufacturing)	975	30,098
Jos. A. Bank Clothiers, Inc.* (Retail)	780	43,852
Journal Communications, Inc.* - Class A (Media)	1,560	12,433
K12, Inc.* (Commercial Services)	780	17,121
Kaiser Aluminum Corp. (Mining)	585	40,838
Kaman Corp. - Class A (Aerospace/Defense)	780	30,233
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	2,340	65,449
KB Home (Home Builders)	2,340	45,256
KCAP Financial, Inc. (Investment Companies)	975	7,771
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	1,755	19,410
Kelly Services, Inc. - Class A (Commercial Services)	975	23,381
KEMET Corp.* (Electronics)	1,950	10,764
Kennedy-Wilson Holdings, Inc. (Real Estate)	1,560	37,471
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	2,535	38,987
Key Energy Services, Inc.* (Oil & Gas Services)	4,680	34,117
Kforce, Inc. (Commercial Services)	975	17,677
Kimball International, Inc. - Class B (Home Furnishings)	1,170	17,398
Kindred Healthcare, Inc. (Healthcare - Services)	1,755	33,240
Kior, Inc.* - Class A (Energy - Alternate Sources)	1,755	2,088
Kite Realty Group Trust (REIT)	2,925	18,866
Knight Transportation, Inc. (Transportation)	1,755	37,469
Knightsbridge Tankers, Ltd. (Transportation)	1,170	11,021
Knoll, Inc. (Office Furnishings)	1,560	25,896

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Kodiak Oil & Gas Corp.* (Oil & Gas)	7,410	$78,619
Kopin Corp.* (Semiconductors)	2,730	10,483
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	585	23,108
Korn/Ferry International* (Commercial Services)	1,560	36,598
Kraton Performance Polymers, Inc.* (Chemicals)	975	24,385
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	1,755	12,689
Krispy Kreme Doughnuts, Inc.* (Retail)	1,950	33,638
L&L Energy, Inc.* (a) (Coal)	1,450	1,972
Laclede Group, Inc. (Gas)	975	44,743
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	4,875	11,700
Lakeland Bancorp, Inc. (Banks)	1,170	13,186
Lancaster Colony Corp. (Food)	585	50,848
Landec Corp.* (Chemicals)	975	10,481
LaSalle Hotel Properties (REIT)	2,730	83,976
Lattice Semiconductor Corp.* (Semiconductors)	3,705	21,415
Layne Christensen Co.* (Engineering & Construction)	780	13,229
La-Z-Boy, Inc. (Home Furnishings)	1,560	41,996
Leap Wireless International, Inc.* (Telecommunications)	1,950	34,222
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	1,950	13,884
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	7,605	13,993
Lexington Realty Trust (REIT)	4,680	50,591
Libbey, Inc.* (Housewares)	780	16,801
Life Time Fitness, Inc.* (Leisure Time)	1,170	48,157
LifeLock, Inc.* (Commercial Services)	1,950	39,800
Lifevantage Corp.* (Pharmaceuticals)	4,485	5,517
Limelight Networks, Inc.* (Internet)	2,925	5,587
Lincoln Educational Services Corp. (Commercial Services)	1,365	5,965
Lionbridge Technologies, Inc.* (Internet)	2,730	15,015
Liquidity Services, Inc.* (Internet)	780	18,541
Lithia Motors, Inc. - Class A (Retail)	585	32,930
Littelfuse, Inc. (Electrical Components & Equipment)	585	52,358
Live Nation, Inc.* (Commercial Services)	3,900	82,953
LivePerson, Inc.* (Computers)	1,755	24,272
LogMeIn, Inc.* (Telecommunications)	780	26,489
Louisiana-Pacific Corp.* (Building Materials)	3,900	68,367
LSB Industries, Inc.* (Miscellaneous Manufacturing)	585	19,369
LSI Industries, Inc. (Building Materials)	975	8,229
LTC Properties, Inc. (REIT)	975	37,001
LTX-Credence Corp.* (Semiconductors)	1,755	15,005
Luby’s, Inc.* (Retail)	975	6,367
Lumber Liquidators Holdings, Inc.* (Retail)	780	69,412
Luminex Corp.* (Healthcare - Products)	1,170	21,376
M.D.C. Holdings, Inc.* (Home Builders)	1,170	36,141
M/I Schottenstein Homes, Inc.* (Home Builders)	780	19,180
Macatawa Bank Corp.* (Banks)	1,365	7,235
Magellan Health Services, Inc.* (Healthcare - Services)	780	46,667
magicJack VocalTec, Ltd.* (Internet)	780	11,326
Magnum Hunter Resources Corp.* (Oil & Gas)	5,460	45,591
Maiden Holdings, Ltd. (Insurance)	1,560	17,129
Main Street Capital Corp. (Investment Companies)	975	33,033
Mainsource Financial Group, Inc. (Banks)	780	12,722
Manhattan Associates, Inc.* (Computers)	2,340	78,904
MannKind Corp.* (Pharmaceuticals)	4,485	24,309
ManTech International Corp. - Class A (Software)	780	22,698
Marchex, Inc.* - Class B (Advertising)	1,170	10,951
Marcus Corp. (Lodging)	780	10,187
MarineMax, Inc.* (Retail)	975	14,381
MarketAxess Holdings, Inc. (Diversified Financial Services)	975	61,172
Marriott Vacations Worldwide Corp.* (Entertainment)	780	37,346
Marten Transport, Ltd. (Transportation)	780	14,875
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	2,340	9,337
Masimo Corp.* (Healthcare - Products)	1,365	39,926
MasTec, Inc.* (Engineering & Construction)	1,755	63,075
Matador Resources Co.* (Oil & Gas)	1,560	30,326
Materion Corp. (Mining)	585	15,543
Matrix Service Co.* (Oil & Gas Services)	975	25,623
Matson, Inc. (Transportation)	1,365	32,664
Matthews International Corp. - Class A (Commercial Services)	780	33,166
MAXIMUS, Inc. (Commercial Services)	1,950	82,621
Maxlinear, Inc.* - Class A (Semiconductors)	1,170	12,004
Maxwell Technologies, Inc.* (Computers)	1,365	11,138
MB Financial, Inc. (Banks)	1,560	43,836
MCG Capital Corp. (Investment Companies)	2,535	11,331
McGrath Rentcorp (Commercial Services)	780	28,564
MDC Partners, Inc. - Class A (Advertising)	1,170	28,116
Meadowbrook Insurance Group, Inc. (Insurance)	1,755	10,635
Medallion Financial Corp. (Investment Companies)	780	10,397
MedAssets, Inc.* (Software)	1,755	38,680
Media General, Inc.* - Class A (Media)	780	13,907
Medical Properties Trust, Inc. (REIT)	4,290	56,928
Medidata Solutions, Inc.* (Software)	1,560	98,436
Medley Capital Corp. (Diversified Financial Services)	975	13,445
Mentor Graphics Corp. (Computers)	2,730	56,784

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Mercury Computer Systems, Inc.* (Computers)	1,170	$12,519
Meredith Corp. (Media)	975	44,636
Merge Healthcare, Inc.* (Healthcare - Products)	2,730	5,870
Meridian Bioscience, Inc. (Healthcare - Products)	1,170	26,653
Merit Medical Systems, Inc.* (Healthcare - Products)	1,365	19,615
Meritage Homes Corp.* (Home Builders)	975	47,356
Meritor, Inc.* (Auto Parts & Equipment)	3,120	34,258
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	2,925	15,356
Methode Electronics, Inc. (Electronics)	1,170	39,382
MGE Energy, Inc. (Electric)	585	33,310
MGIC Investment Corp.* (Insurance)	9,165	77,810
Micrel, Inc. (Semiconductors)	1,560	15,569
Microsemi Corp.* (Semiconductors)	2,535	59,419
Midstates Pete Co., Inc.* (Oil & Gas)	1,560	7,285
Midway Gold Corp.* (Mining)	6,825	7,098
Millennial Media, Inc.* (Advertising)	1,365	10,838
Miller Energy Resources, Inc.* (Oil & Gas)	1,755	13,847
MiMedx Group, Inc.* (Healthcare - Products)	2,730	21,403
Mine Safety Appliances Co. (Environmental Control)	780	39,296
Minerals Technologies, Inc. (Chemicals)	975	50,388
Mitek System, Inc.* (Computers)	1,170	7,008
MKS Instruments, Inc. (Semiconductors)	1,560	47,003
Mobile Mini, Inc.* (Storage/Warehousing)	1,170	45,244
Modine Manufacturing Co.* (Auto Parts & Equipment)	1,560	20,436
ModusLink Global Solutions, Inc.* (Internet)	2,145	11,047
Molina Healthcare, Inc.* (Healthcare - Services)	780	28,080
Molycorp, Inc.* (Mining)	3,900	18,915
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,560	27,924
MoneyGram International, Inc.* (Commercial Services)	780	14,430
Monmouth Real Estate Investment Corp. - Class A (REIT)	1,560	14,414
Monolithic Power Systems, Inc.* (Semiconductors)	1,170	38,247
Monotype Imaging Holdings, Inc. (Software)	1,170	34,129
Monro Muffler Brake, Inc. (Commercial Services)	975	54,122
Monster Worldwide, Inc.* (Commercial Services)	3,900	23,868
Montpelier Re Holdings, Ltd. (Insurance)	1,365	38,043
Moog, Inc.* - Class A (Aerospace/Defense)	1,170	70,270
Morgans Hotel Group Co.* (Lodging)	1,170	9,079
MoSys, Inc.* (Semiconductors)	2,145	10,768
Move, Inc.* (Internet)	1,365	19,305
Mueller Industries, Inc. (Metal Fabricate/Hardware)	780	48,548
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	4,680	40,622
Multimedia Games Holding Co., Inc.* (Entertainment)	975	30,966
MVC Capital, Inc. (Investment Companies)	975	13,894
Myers Industries, Inc. (Miscellaneous Manufacturing)	975	18,671
MYR Group, Inc.* (Engineering & Construction)	780	19,555
Nanometrics, Inc.* (Semiconductors)	780	13,213
Nanosphere, Inc.* (Biotechnology)	2,145	4,526
National Bank Holdings Corp. (Holding Companies - Diversified)	1,560	30,389
National CineMedia, Inc. (Entertainment)	1,755	32,783
National Health Investors, Inc. (REIT)	780	49,117
National Penn Bancshares, Inc. (Banks)	3,510	36,434
Natus Medical, Inc.* (Healthcare - Products)	975	25,243
Nautilus, Inc.* (Leisure Time)	1,170	9,968
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	4,485	7,894
Navigant Consulting Co.* (Commercial Services)	1,560	27,409
NBT Bancorp, Inc. (Banks)	1,365	32,815
NCI Building Systems, Inc.* (Building Materials)	780	14,383
Nektar Therapeutics, Inc.* (Pharmaceuticals)	3,315	45,084
Nelnet, Inc. - Class A (Diversified Financial Services)	780	29,055
Neogen Corp.* (Pharmaceuticals)	1,170	49,163
NeoGenomics, Inc.* (Biotechnology)	1,755	7,020
Neonode, Inc.* (Telecommunications)	1,170	6,657
NeoPhotonics Corp.* (Telecommunications)	975	7,157
NETGEAR, Inc.* (Telecommunications)	1,170	37,335
NetScout Systems, Inc.* (Computers)	1,170	41,324
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	1,950	33,326
New Jersey Resources Corp. (Gas)	1,170	53,352
New Mountain Finance Corp. (Investment Companies)	1,170	17,293
New Residential Investment Corp. (REIT)	7,215	45,815
New York & Co., Inc.* (Retail)	1,365	6,183
New York Mortgage Trust, Inc. (REIT)	2,145	15,315
NewBridge Bancorp* (Banks)	1,170	8,178
Newpark Resources, Inc.* (Oil & Gas Services)	2,535	28,798
Newport Corp.* (Electronics)	1,365	24,761
NewStar Financial, Inc.* (Diversified Financial Services)	975	15,337
Nexstar Broadcasting Group, Inc. - Class A (Media)	780	37,479
NGP Capital Resources Co. (Investment Companies)	1,170	8,658
NIC, Inc. (Internet)	1,950	42,393

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
NII Holdings, Inc.* - Class B (Telecommunications)	5,070	$15,261
Noranda Aluminum Holding Corp. (Mining)	1,950	6,357
Nordic American Tankers, Ltd. (Transportation)	2,145	23,466
Northern Oil & Gas, Inc.* (Oil & Gas)	1,950	28,353
Northfield BanCorp, Inc. (Savings & Loans)	1,755	21,815
NorthStar Realty Finance Corp. (REIT)	5,655	82,506
Northwest Bancshares, Inc. (Savings & Loans)	2,730	38,384
Northwest Natural Gas Co. (Gas)	780	32,417
NorthWestern Corp. (Electric)	1,170	52,896
Novavax, Inc.* (Biotechnology)	5,265	28,642
NPS Pharmaceuticals, Inc.* (Biotechnology)	2,925	104,656
Nutrisystem, Inc. (Food)	975	13,865
NuVasive, Inc.* (Healthcare - Products)	1,365	51,106
Nuverra Environmental Solutions, Inc.* (Environmental Control)	390	5,639
NxStage Medical, Inc.* (Healthcare - Products)	1,755	22,727
Odyssey Marine Exploration, Inc.* (Commercial Services)	3,315	6,431
Office Depot, Inc.* (Retail)	14,625	71,515
OFG Bancorp (Banks)	1,365	19,902
Old National Bancorp (Banks)	2,925	40,950
Olin Corp. (Chemicals)	2,340	60,161
OM Group, Inc.* (Chemicals)	975	31,532
Omega Protein Corp.* (Pharmaceuticals)	975	9,877
Omeros Corp.* (Biotechnology)	1,560	18,221
Omnicell, Inc.* (Software)	1,170	30,209
OmniVision Technologies, Inc.* (Semiconductors)	1,560	24,008
Omnova Solutions, Inc.* (Chemicals)	1,755	15,865
On Assignment, Inc.* (Commercial Services)	1,365	40,513
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	780	10,967
OpenTable, Inc.* (Internet)	585	44,039
Opko Health, Inc.* (Pharmaceuticals)	4,290	34,020
Oplink Communications, Inc.* (Telecommunications)	780	13,205
OraSure Technologies, Inc.* (Healthcare - Products)	2,340	13,736
Orbcomm, Inc.* (Telecommunications)	1,755	12,110
Orbital Sciences Corp.* (Aerospace/Defense)	1,755	42,910
Orbitz Worldwide, Inc.* (Internet)	975	7,020
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	3,120	21,216
Orient-Express Hotels, Ltd.* - Class A (Lodging)	2,730	38,657
Orion Marine Group, Inc.* (Engineering & Construction)	975	10,920
Oritani Financial Corp. (Savings & Loans)	1,365	21,485
Orthofix International N.V.* (Healthcare - Products)	585	12,022
OSI Systems, Inc.* (Electronics)	585	33,889
Otter Tail Corp. (Electric)	1,170	32,573
Outerwall, Inc.* (Diversified Financial Services)	780	50,162
Owens & Minor, Inc. (Distribution/Wholesale)	1,755	60,793
Pacer International, Inc.* (Transportation)	1,560	13,744
Pacific Boisciences of California, Inc.* (Biotechnology)	2,535	18,201
Pacific Sunwear of California, Inc.* (Retail)	2,340	6,739
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	780	53,452
PacWest Bancorp (Banks)	1,170	46,929
Paramount Gold & Silver Corp.* (Mining)	7,020	8,354
PAREXEL International Corp.* (Commercial Services)	1,560	76,143
Park Electrochemical Corp. (Electronics)	780	23,533
Park Sterling Corp. (Banks)	1,755	11,846
Parker Drilling Co.* (Oil & Gas)	3,900	29,016
Parkervision, Inc.* (Telecommunications)	3,120	14,321
Parkway Properties, Inc. (REIT)	1,950	34,593
PDC Energy, Inc.* (Oil & Gas)	780	38,891
PDF Solutions, Inc.* (Software)	780	18,486
PDL BioPharma, Inc. (Biotechnology)	4,095	37,265
Pebblebrook Hotel Trust (REIT)	1,755	52,878
Pendrell Corp.* (Commercial Services)	5,655	8,256
Penn Virginia Corp.* (Oil & Gas)	2,145	25,719
PennantPark Investment Corp. (Investment Companies)	2,145	24,281
Pennsylvania REIT (REIT)	1,950	36,368
PennyMac Mortgage Investment Trust (REIT)	1,755	41,330
Penske Automotive Group, Inc. (Retail)	1,170	50,205
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	6,630	12,067
Peregrine Semiconductor Corp.* (Semiconductors)	975	6,406
Perficient, Inc.* (Internet)	1,170	24,020
Performant FINL Corp.* (Commercial Services)	780	6,653
Pericom Semiconductor Corp.* (Semiconductors)	1,170	9,688
PetMed Express, Inc. (Retail)	780	10,319
PetroQuest Energy, Inc.* (Oil & Gas)	2,340	9,032
PGT, Inc.* (Building Materials)	1,365	14,578
PharMerica Corp.* (Pharmaceuticals)	975	23,732
PHH Corp.* (Commercial Services)	1,755	42,594
Photronics, Inc.* (Semiconductors)	2,145	17,804
PICO Holdings, Inc.* (Water)	780	18,385
Piedmont Natural Gas Co., Inc. (Gas)	2,145	70,828
Pier 1 Imports, Inc. (Retail)	2,730	52,170
Pike Electric Corp.* (Electric)	975	10,277
Pilgrim’s Pride Corp.* (Food)	1,950	32,624
Pinnacle Entertainment, Inc.* (Entertainment)	1,755	38,347
Pinnacle Financial Partners, Inc. (Banks)	975	31,824

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Pioneer Energy Services Corp.* (Oil & Gas Services)	2,145	$17,975
Planet Payment, Inc.* (Software)	2,340	8,260
Plantronics, Inc. (Telecommunications)	1,170	50,228
Platinum Underwriters Holdings, Ltd. (Insurance)	975	55,419
Plexus Corp.* (Electronics)	975	38,123
PLX Technology, Inc.* (Semiconductors)	1,950	11,798
PMC-Sierra, Inc.* (Semiconductors)	5,850	38,318
PMFG, Inc.* (Miscellaneous Manufacturing)	1,170	8,740
PNM Resources, Inc. (Electric)	2,340	57,681
PolyOne Corp. (Chemicals)	2,730	97,078
Polypore International, Inc.* (Miscellaneous Manufacturing)	1,365	45,250
Pool Corp. (Distribution/Wholesale)	1,365	73,956
Popeyes Louisiana Kitchen, Inc.* (Retail)	780	31,395
Portland General Electric Co. (Electric)	2,145	64,736
Post Holdings, Inc.* (Food)	975	52,191
Potlatch Corp. (REIT)	1,170	46,800
Power Integrations, Inc. (Semiconductors)	780	46,199
PowerSecure International, Inc.* (Electrical Components & Equipment)	780	15,054
Pozen, Inc.* (Pharmaceuticals)	1,365	10,702
Premiere Global Services, Inc.* (Telecommunications)	1,560	17,004
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,560	47,205
PRGX Global, Inc.* (Commercial Services)	1,365	9,091
PriceSmart, Inc. (Retail)	585	53,177
Primerica, Inc. (Insurance)	1,560	65,723
Primoris Services Corp. (Pipelines)	1,170	37,171
PrivateBancorp, Inc. (Banks)	1,950	55,751
Procera Networks, Inc.* (Telecommunications)	780	9,017
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	2,145	10,253
Progress Software Corp.* (Software)	1,560	37,705
Proofpoint, Inc.* (Software)	780	31,574
PROS Holdings, Inc.* (Software)	780	29,648
Prospect Capital Corp. (Investment Companies)	6,825	74,188
Prosperity Bancshares, Inc. (Banks)	1,755	109,792
Provident Financial Services, Inc. (Savings & Loans)	1,755	30,397
PTC, Inc.* (Software)	3,315	118,280
Puma Biotechnology, Inc.* (Biotechnology)	585	69,152
QLIK Technologies, Inc.* (Software)	2,340	63,227
QLogic Corp.* (Semiconductors)	2,730	31,586
Quad Graphics, Inc. (Commercial Services)	780	17,885
Quality Distribution, Inc.* (Transportation)	975	13,406
Quality Systems, Inc. (Software)	1,170	21,540
Quanex Building Products Corp. (Building Materials)	1,170	22,172
Quantum Corp.* (Computers)	8,190	10,238
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	1,365	91,468
Quicksilver Resources, Inc.* (Oil & Gas)	5,460	16,981
Quidel Corp.* (Healthcare - Products)	975	28,821
Quiksilver, Inc.* (Apparel)	4,095	28,870
QuinStreet, Inc.* (Internet)	1,170	9,676
Radian Group, Inc. (Insurance)	4,875	72,540
RadioShack Corp.* (Retail)	3,705	8,892
RadiSys Corp.* (Computers)	1,365	3,863
RAIT Financial Trust (REIT)	2,340	19,750
Rambus, Inc.* (Semiconductors)	3,315	29,537
Ramco-Gershenson Properties Trust (REIT)	1,755	28,027
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	1,755	27,290
Raven Industries, Inc. (Miscellaneous Manufacturing)	1,170	43,817
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	585	37,931
RealD, Inc.* (Computers)	1,365	12,217
RealNetworks, Inc.* (Internet)	975	7,098
RealPage, Inc.* (Software)	1,365	30,685
Redwood Trust, Inc. (REIT)	2,340	43,758
Regis Corp. (Retail)	1,560	19,235
Renasant Corp. (Banks)	780	22,456
Renewable Energy Group, Inc.* (Energy - Alternate Sources)	780	7,808
Rent-A-Center, Inc. (Commercial Services)	1,560	38,906
Rentech, Inc.* (Chemicals)	7,605	13,613
Repligen Corp.* (Biotechnology)	1,365	21,130
Repros Therapeutics, Inc.* (Pharmaceuticals)	780	14,625
Republic Airways Holdings, Inc.* (Airlines)	1,560	15,304
Resolute Energy Corp.* (Oil & Gas)	2,340	18,697
Resolute Forest Products, Inc.* (Forest Products & Paper)	2,145	41,399
Resource Capital Corp. (REIT)	3,900	22,971
Resources Connection, Inc. (Commercial Services)	1,365	18,400
Responsys, Inc.* (Internet)	1,170	31,602
Retail Opportunity Investments Corp. (REIT)	1,950	28,197
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	1,755	5,283
Rex Energy Corp.* (Oil & Gas)	1,365	25,717
Rexnord Corp.* (Metal Fabricate/Hardware)	975	25,330
RF Micro Devices, Inc.* (Telecommunications)	8,190	43,653
Rigel Pharmaceuticals, Inc.* (Biotechnology)	3,315	10,044
Rite Aid Corp.* (Retail)	20,475	113,636
RLI Corp. (Insurance)	1,170	48,742
RLJ Lodging Trust (REIT)	3,510	87,680
Rockville Financial, Inc. (Savings & Loans)	975	12,948
Rockwell Medical, Inc.* (Healthcare - Products)	1,950	20,007

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Rofin-Sinar Technologies, Inc.* (Electronics)	975	$22,523
Rosetta Resources, Inc.* (Oil & Gas)	1,755	74,780
Roundy’s, Inc. (Retail)	1,170	9,922
Rouse Properties, Inc. (REIT)	780	13,603
RPX Corp.* (Commercial Services)	975	15,815
RTI Biologics, Inc.* (Biotechnology)	2,340	7,254
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	975	30,342
Ruby Tuesday, Inc.* (Retail)	1,950	10,920
Ruckus Wireless, Inc.* (Telecommunications)	1,365	18,332
Rudolph Technologies, Inc.* (Semiconductors)	1,170	12,858
Rush Enterprises, Inc.* - Class A (Retail)	975	26,949
Ruth’s Hospitality Group, Inc. (Retail)	1,170	15,315
Ryman Hospitality Properties, Inc. (REIT)	1,170	48,391
S&T Bancorp, Inc. (Banks)	975	22,805
Sabra Health Care REIT, Inc. (REIT)	1,170	33,848
Safeguard Scientifics, Inc.* (Internet)	780	14,297
Saia, Inc.* (Transportation)	780	26,255
Sanchez Energy Corp.* (Oil & Gas)	975	26,803
Sanderson Farms, Inc. (Food)	585	43,495
Sandy Spring Bancorp, Inc. (Banks)	780	19,477
Sangamo Biosciences, Inc.* (Biotechnology)	1,950	37,713
Sanmina Corp.* (Electronics)	2,340	39,124
Sapient Corp.* (Internet)	3,120	50,013
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	975	23,771
ScanSource, Inc.* (Distribution/Wholesale)	780	29,281
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	780	20,608
Scholastic Corp. (Media)	780	25,732
Schulman (A.), Inc. (Chemicals)	975	33,121
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	975	44,977
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	2,145	10,082
Scientific Games Corp.* - Class A (Entertainment)	1,560	21,965
Sciquest, Inc.* (Software)	780	20,623
Scorpio Tankers, Inc. (Transportation)	4,680	46,800
SeaChange International, Inc.* (Software)	1,170	13,993
Seacoast Banking Corp. of Florida* (Banks)	585	6,523
SEACOR Holdings, Inc.* (Oil & Gas Services)	585	49,245
Select Comfort Corp.* (Home Furnishings)	1,560	25,538
Select Medical Holdings Corp. (Healthcare - Services)	1,755	18,954
Selective Insurance Group, Inc. (Insurance)	1,560	36,691
SemGroup Corp. - Class A (Pipelines)	1,170	72,259
Semtech Corp.* (Semiconductors)	1,950	44,480
Sensient Technologies Corp. (Chemicals)	1,365	66,776
Sequenom, Inc.* (Biotechnology)	3,900	8,853
ServiceSource International, Inc.* (Commercial Services)	1,950	15,561
Shenandoah Telecommunications Co. (Telecommunications)	780	19,578
Ship Finance International, Ltd. (Transportation)	1,560	26,707
ShoreTel, Inc.* (Telecommunications)	2,535	19,520
Shutterfly, Inc.* (Internet)	975	46,176
SIGA Technologies, Inc.* (Pharmaceuticals)	2,145	7,100
Sigma Designs, Inc.* (Semiconductors)	1,560	7,316
Silicon Graphics International Corp.* (Computers)	1,170	15,222
Silicon Image, Inc.* (Semiconductors)	2,730	15,261
Simpson Manufacturing Co., Inc. (Building Materials)	1,170	38,141
Sinclair Broadcast Group, Inc. - Class A (Media)	1,950	61,268
Skechers U.S.A., Inc.* - Class A (Apparel)	1,170	33,801
Skilled Healthcare Group, Inc.* - Class A (Healthcare - Services)	975	4,456
SkyWest, Inc. (Airlines)	1,560	20,296
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	1,950	25,526
Snyders-Lance, Inc. (Food)	1,365	36,459
Solar Capital, Ltd. (Investment Companies)	1,365	30,207
Solazyme, Inc.* (Energy - Alternate Sources)	1,560	20,233
Sonic Automotive, Inc. - Class A (Retail)	1,170	26,243
Sonic Corp.* (Retail)	1,755	31,221
Sonus Networks, Inc.* (Telecommunications)	6,825	20,475
Sotheby’s - Class A (Commercial Services)	1,950	93,445
South Jersey Industries, Inc. (Gas)	975	52,007
Southwest Bancorp, Inc. (Banks)	780	13,611
Southwest Gas Corp. (Gas)	1,365	73,340
Sovran Self Storage, Inc. (REIT)	975	66,212
Spansion, Inc.* - Class A (Computers)	1,560	23,400
Spartan Motors, Inc. (Auto Parts & Equipment)	1,560	8,970
Spartan Stores, Inc. (Food)	780	17,620
Spectranetics Corp.* (Healthcare - Products)	1,170	30,443
Spectrum Brands Holdings, Inc. (Household Products/Wares)	585	44,021
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,145	18,039
Speed Commerce, Inc.* (Distribution/Wholesale)	2,340	9,360
Spirit Airlines, Inc.* (Airlines)	1,755	82,310
SS&C Technologies Holdings, Inc.* (Software)	1,560	60,559
Staar Surgical Co.* (Healthcare - Products)	1,365	22,413
STAG Industrial, Inc. (REIT)	1,365	29,293
Stage Stores, Inc. (Retail)	975	19,110
Standard Motor Products, Inc. (Auto Parts & Equipment)	585	19,135

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Standard Pacific Corp.* (Home Builders)	4,290	$37,752
Star Scientific, Inc.* (Pharmaceuticals)	7,215	4,945
State Bank Finacial Corp. (Banks)	1,170	20,042
Steelcase, Inc. - Class A (Office Furnishings)	2,535	37,442
Stein Mart, Inc. (Retail)	975	12,071
Stepan Co. (Chemicals)	585	37,083
STERIS Corp. (Healthcare - Products)	1,560	71,588
Sterling Bancorp (Savings & Loans)	1,560	19,656
Sterling Financial Corp. (Banks)	975	30,713
Steven Madden, Ltd.* (Apparel)	1,755	57,195
Stewart Information Services Corp. (Insurance)	780	25,358
Stifel Financial Corp.* (Diversified Financial Services)	1,755	79,237
Stillwater Mining Co.* (Mining)	3,510	44,016
Stone Energy Corp.* (Oil & Gas)	1,560	48,281
Stoneridge, Inc.* (Electronics)	975	11,096
Strategic Hotels & Resorts, Inc.* (REIT)	5,265	49,017
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	585	44,560
Summit Hotel Properties, Inc. (REIT)	2,145	19,112
Sun Bancorp, Inc.* (Banks)	2,145	6,800
Sun Communities, Inc. (REIT)	975	45,581
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	585	21,382
SunCoke Energy, Inc.* (Coal)	2,145	47,576
SunEdison, Inc.* (Semiconductors)	6,630	92,222
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	1,560	6,833
SunPower Corp.* (Electrical Components & Equipment)	1,170	37,861
Sunstone Hotel Investors, Inc. (REIT)	4,680	60,044
Super Micro Computer, Inc.* (Computers)	1,170	24,055
Superior Industries International, Inc. (Auto Parts & Equipment)	780	14,204
SUPERVALU, Inc.* (Food)	5,850	33,813
Support.com, Inc.* (Internet)	2,145	5,792
Susquehanna Bancshares, Inc. (Banks)	5,265	57,020
Swift Energy Co.* (Oil & Gas)	1,365	16,899
Swift Transportation Co.* (Transportation)	2,340	51,012
Swisher Hygiene, Inc.* (Commercial Services)	7,215	3,648
SWS Group, Inc.* (Diversified Financial Services)	1,365	10,483
Sykes Enterprises, Inc.* (Computers)	1,170	24,523
Symetra Financial Corp. (Insurance)	2,340	44,811
Symmetry Medical, Inc.* (Healthcare - Products)	1,365	13,268
Synaptics, Inc.* (Computers)	975	56,901
Synchronoss Technologies, Inc.* (Software)	975	25,994
Synergy Pharmaceuticals, Inc.* (Pharmaceuticals)	2,925	15,532
Synergy Resources Corp.* (Oil & Gas)	1,560	13,478
SYNNEX Corp.* (Software)	780	43,797
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	1,755	9,372
Take-Two Interactive Software, Inc.* (Software)	2,340	44,881
TAL International Group, Inc. (Trucking & Leasing)	975	41,954
Tangoe, Inc.* (Software)	975	17,774
Targa Resources Corp. (Oil & Gas Services)	975	88,033
Targacept, Inc.* (Pharmaceuticals)	1,560	6,880
TASER International, Inc.* (Electronics)	1,755	28,185
TCP Capital Corp. (Investment Companies)	975	16,887
Team Health Holdings, Inc.* (Commercial Services)	1,950	84,161
Team, Inc.* (Commercial Services)	585	24,763
TearLab Corp.* (Healthcare - Products)	975	6,523
Tecumseh Products Co.* - Class A (Machinery - Diversified)	780	6,552
Teekay Tankers, Ltd. - Class A (Transportation)	2,925	9,945
TeleCommunication Systems, Inc.* - Class A (Internet)	2,730	6,197
Teledyne Technologies, Inc.* (Aerospace/Defense)	975	89,573
TeleTech Holdings, Inc.* (Commercial Services)	585	12,765
Tenneco, Inc.* (Auto Parts & Equipment)	1,755	99,754
Terreno Realty Corp. (REIT)	780	13,471
Tesco Corp.* (Oil & Gas Services)	1,170	24,710
Tessera Technologies, Inc. (Semiconductors)	1,560	30,966
TETRA Tech, Inc.* (Environmental Control)	1,950	57,544
TETRA Technologies, Inc.* (Oil & Gas Services)	2,340	24,149
Texas Capital Bancshares, Inc.* (Banks)	1,170	69,580
Texas Industries, Inc.* (Building Materials)	585	44,004
Texas Roadhouse, Inc. - Class A (Retail)	1,755	42,559
Textainer Group Holdings, Ltd. (Trucking & Leasing)	585	21,230
The Andersons, Inc. (Agriculture)	585	48,403
The Brink’s Co. (Commercial Services)	1,365	43,189
The Buckle, Inc. (Retail)	780	34,570
The Cato Corp. - Class A (Retail)	780	21,809
The Cheesecake Factory, Inc. (Retail)	1,560	69,482
The Children’s Place Retail Stores, Inc.* (Retail)	585	30,812
The Corporate Executive Board Co. (Commercial Services)	975	71,272
The Ensign Group, Inc. (Healthcare - Services)	585	24,523
The Finish Line, Inc. - Class A (Retail)	1,560	40,014
The First Marblehead Corp.* (Diversified Financial Services)	390	2,324
The Geo Group, Inc. (REIT)	1,950	65,286
The Greenbrier Cos., Inc.* (Trucking & Leasing)	780	28,618

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
The Hain Celestial Group, Inc.* (Food)	975	$89,593
The Jones Group, Inc. (Apparel)	2,340	34,515
The KEYW Holding Corp.* (Computers)	1,170	18,720
The McClatchy Co.* - Class A (Media)	3,120	14,227
The Medicines Co.* (Biotechnology)	1,560	54,225
The Men’s Wearhouse, Inc. (Retail)	1,365	65,575
The Middleby Corp.* (Machinery - Diversified)	585	144,248
The New York Times Co. - Class A (Media)	3,705	52,389
The Pantry, Inc.* (Retail)	975	14,245
The Pep Boys - Manny, Moe & Jack* (Retail)	1,755	20,955
The Ryland Group, Inc. (Home Builders)	1,365	60,933
The Ultimate Software Group, Inc.* (Software)	780	127,318
TherapeuticsMD, Inc.* (Pharmaceuticals)	3,120	20,530
Thermon Group Holdings, Inc.* (Oil & Gas Services)	975	26,403
THL Credit, Inc. (Investment Companies)	975	15,425
Thoratec Corp.* (Healthcare - Products)	1,560	54,506
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	1,950	9,516
TICC Capital Corp. (Investment Companies)	1,755	17,813
Titan International, Inc. (Auto Parts & Equipment)	1,560	26,146
TiVo, Inc.* (Home Furnishings)	3,705	45,905
Tootsie Roll Industries, Inc. (Food)	585	17,749
Tornier N.V.* (Healthcare - Products)	975	17,735
Tower Group International, Ltd. (Insurance)	1,755	4,388
Towerstream Corp.* (Internet)	3,120	8,861
Town Sports International Holdings, Inc. (Leisure Time)	975	10,637
TowneBank (Banks)	975	14,664
Tredegar Corp. (Miscellaneous Manufacturing)	780	19,336
TreeHouse Foods, Inc.* (Food)	975	64,194
Triangle Capital Corp. (Investment Companies)	780	21,029
Triangle Petroleum Corp.* (Oil & Gas)	1,755	13,356
TriMas Corp.* (Miscellaneous Manufacturing)	1,170	40,716
Triple-S Management Corp.* (Healthcare - Services)	780	13,915
TriQuint Semiconductor, Inc.* (Semiconductors)	4,875	40,463
TrueBlue, Inc.* (Commercial Services)	1,170	28,700
Trulia, Inc.* (Internet)	780	26,933
TrustCo Bank Corp. (Banks)	3,120	20,374
Trustmark Corp. (Banks)	1,950	46,332
TTM Technologies, Inc.* (Electronics)	1,755	14,058
Tuesday Morning Corp.* (Retail)	1,560	20,498
Tumi Holdings, Inc.* (Household Products/Wares)	1,365	27,341
Tutor Perini Corp.* (Engineering & Construction)	1,170	26,442
Tyler Technologies, Inc.* (Software)	975	102,813
U.S. Silica Holdings, Inc. (Mining)	780	23,104
UIL Holdings Corp. (Electric)	1,365	52,785
Ultra Clean Holdings, Inc.* (Semiconductors)	1,170	13,373
Ultrapetrol Bahamas, Ltd.* (Transportation)	1,755	5,827
Ultratech Stepper, Inc.* (Semiconductors)	780	19,734
UMB Financial Corp. (Banks)	975	57,808
Umpqua Holdings Corp. (Banks)	3,120	54,787
Unilife Corp.* (Healthcare - Products)	3,510	16,392
Union First Market Bankshares (Banks)	1,365	31,490
Unisys Corp.* (Computers)	1,365	46,779
United Bankshares, Inc. (Banks)	1,365	40,800
United Community Banks, Inc.* (Banks)	1,365	22,768
United Community Financial Corp.* (Savings & Loans)	1,755	6,195
United Financial Bancorp, Inc. (Savings & Loans)	780	13,829
United Fire Group, Inc. (Insurance)	780	19,578
United Natural Foods, Inc.* (Food)	1,365	92,233
United Stationers, Inc. (Distribution/Wholesale)	1,170	48,473
Universal American Corp. (Healthcare - Services)	1,365	9,623
Universal Corp. (Agriculture)	585	30,022
Universal Display Corp.* (Electrical Components & Equipment)	1,170	38,002
Universal Forest Products, Inc. (Building Materials)	585	30,742
Universal Insurance Holdings, Inc. (Insurance)	1,365	15,220
Universal Technical Institute, Inc. (Commercial Services)	975	11,476
UNS Energy Corp. (Electric)	1,170	70,059
Unwired Planet, Inc.* (Internet)	4,290	7,164
Uranium Energy Corp.* (Mining)	4,290	7,422
Ur-Energy, Inc.* (Mining)	6,045	8,221
Urstadt Biddle Properties - Class A (REIT)	780	14,633
USA Mobility, Inc. (Telecommunications)	780	11,123
USG Corp.* (Building Materials)	2,145	65,636
UTI Worldwide, Inc. (Transportation)	2,535	39,698
VAALCO Energy, Inc.* (Oil & Gas)	2,145	12,913
Vail Resorts, Inc. (Entertainment)	975	66,446
Valassis Communications, Inc. - Class A (Commercial Services)	1,170	39,780
ValueClick, Inc.* (Internet)	2,145	46,117
ValueVision Media, Inc.* - Class A (Advertising)	1,755	10,828
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	1,170	15,584
Vantage Drilling Co.* (Oil & Gas)	7,020	11,443
VASCO Data Security International, Inc.* (Internet)	1,170	8,740
Vector Group, Ltd. (Agriculture)	1,755	31,344
Veeco Instruments, Inc.* (Semiconductors)	1,170	44,472

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Common Stocks, continued

	Shares	Value
Vera Bradley, Inc.* (Retail)	780	$18,736
Verint Systems, Inc.* (Software)	1,560	70,887
Viad Corp. (Commercial Services)	585	15,380
ViaSat, Inc.* (Telecommunications)	1,170	69,626
Vical, Inc.* (Biotechnology)	3,120	4,212
ViewPoint Financial Group, Inc. (Banks)	1,170	28,805
Virginia Commerce BanCorp, Inc.* (Banks)	975	15,854
VirnetX Holding Corp.* (Internet)	1,365	24,515
Virtusa Corp.* (Computers)	780	26,738
VistaPrint N.V.* (Commercial Services)	975	47,658
Vitacost.com, Inc.* (Internet)	975	5,382
Vitamin Shoppe, Inc.* (Retail)	975	43,700
VIVUS, Inc.* (Pharmaceuticals)	2,925	21,704
Vocera Communications, Inc.* (Computers)	780	13,627
Vocus, Inc.* (Internet)	780	9,532
Volcano Corp.* (Healthcare - Products)	1,560	32,744
Vonage Holdings Corp.* (Telecommunications)	5,265	24,272
VOXX International Corp.* (Home Furnishings)	780	10,397
Vringo, Inc.* (Telecommunications)	2,925	12,548
W&T Offshore, Inc. (Oil & Gas)	1,170	16,754
Wabash National Corp.* (Auto Manufacturers)	2,145	29,408
WageWorks, Inc.* (Diversified Financial Services)	780	48,508
Walter Energy, Inc. (Coal)	1,950	22,152
Walter Investment Management Corp.* (Diversified Financial Services)	1,170	36,083
Warren Resources, Inc.* (Oil & Gas)	3,315	11,172
Washington REIT (REIT)	1,950	45,435
Watsco, Inc. (Distribution/Wholesale)	780	73,804
Watts Water Technologies, Inc. - Class A (Electronics)	780	43,696
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,560	21,310
Web.com Group, Inc.* (Internet)	1,170	39,546
WebMD Health Corp.* (Internet)	975	46,702
Webster Financial Corp. (Banks)	2,535	76,911
WellCare Health Plans, Inc.* (Healthcare - Services)	1,170	76,179
Werner Enterprises, Inc. (Transportation)	1,365	35,572
WesBanco, Inc. (Banks)	780	22,277
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	1,365	30,508
West Corp. (Telecommunications)	780	18,034
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,950	92,528
Westamerica Bancorp (Banks)	780	38,501
Westell Technologies, Inc.* (Telecommunications)	2,535	9,506
Western Alliance Bancorp* (Banks)	2,145	48,090
Western Asset Mortgage Capital Corp. (REIT)	855	12,782
Western Refining, Inc. (Oil & Gas)	1,560	61,011
Westfield Financial, Inc. (Savings & Loans)	975	7,274
Wet Seal, Inc. (The)* (Retail)	3,120	7,457
WEX, Inc.* (Commercial Services)	975	80,300
WGL Holdings, Inc. (Gas)	1,365	51,570
Willbros Group, Inc.* (Oil & Gas Services)	1,560	13,026
Wilshire Bancorp, Inc. (Banks)	2,145	21,364
Winnebago Industries, Inc.* (Home Builders)	975	23,361
Winthrop Realty Trust (REIT)	975	11,193
Wintrust Financial Corp. (Banks)	975	42,734
WisdomTree Investments, Inc.* (Diversified Financial Services)	2,925	41,301
Wolverine World Wide, Inc. (Apparel)	2,730	76,168
Woodward, Inc. (Electronics)	1,950	83,558
World Wrestling Entertainment, Inc. - Class A (Media)	1,170	28,302
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,560	63,242
Wright Medical Group, Inc.* (Healthcare - Products)	1,170	35,580
Xenoport, Inc.* (Pharmaceuticals)	1,950	11,213
XO Group, Inc.* (Internet)	975	11,827
Xoma Corp.* (Biotechnology)	2,730	21,212
Yelp, Inc.* (Internet)	975	74,050
Zagg, Inc.* (Electronics)	1,560	6,583
Zale Corp.* (Retail)	1,170	17,690
Zaza Energy Corp.* (Oil & Gas)	3,705	3,705
Zep, Inc. (Chemicals)	780	12,511
Zillow, Inc.* - Class A (Internet)	585	48,028
ZIOPHARM Oncology, Inc.* (Biotechnology)	3,315	13,890
Zix Corp.* (Internet)	2,535	11,382
Zogenix, Inc.* (Pharmaceuticals)	3,900	17,277
Zoltek Cos., Inc.* (Chemicals)	975	16,283
Zumiez, Inc.* (Retail)	780	16,786
TOTAL COMMON STOCKS (Cost $30,930,526)		41,399,705

Contingent Right (0.0%)

Trius Therapeutics, Inc.* (b) (Biotechnology)	1,015	—
TOTAL CONTINGENT RIGHT (Cost $—)		—

Warrant (0.0%)

Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	406	—
TOTAL WARRANT (Cost $—)		—

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Repurchase Agreements(c)(d)(41.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%-0.02%, dated 1/31/14, due 2/3/14, total to be received $30,186,007	$30,186,000	$30,186,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,186,000)		30,186,000
TOTAL INVESTMENT SECURITIES (Cost $61,116,526) - 98.3%		71,585,705
Net other assets (liabilities) - 1.7%		1,211,963
NET ASSETS - 100.0%		$72,797,668

*	Non-income producing security
(a)

The Advisor has deemed this security to be illiquid, and on January 31, 2014, this security was fair valued based on procedures approved by the Board of Trustees. As of January 31, 2014, this security represented less than 0.005% of the net assets of the Fund.

(b)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2014, the aggregate amount held in a segregated account was $13,574,000.

(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

Futures Contracts Purchased

	Contracts	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts expiring 3/24/14 (Underlying notional amount at value $9,694,780)	86	$250,977

Swap Agreements

	Rate Received/(Paid)	Termination Date	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the iShares Russell 2000 ETF	(0.12)%	2/28/14	$16,114,252	$53,014
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	(0.32)%	2/28/14	16,150,461	55,092
Equity Index Swap Agreement with UBS AG, based on the iShares Russell 2000 ETF	0.18%	2/28/14	27,010,980	63,331
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	0.03%	2/28/14	35,187,433	243,660
				$415,097

See notes to the financial statements.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2014:

	Value	% of Net Assets
Advertising	$71,419	0.1%
Aerospace/Defense	628,163	0.9%
Agriculture	118,289	0.2%
Airlines	195,800	0.3%
Apparel	330,762	0.5%
Auto Manufacturers	29,408	NM
Auto Parts & Equipment	475,625	0.7%
Banks	2,621,946	3.6%
Biotechnology	1,302,358	1.8%
Building Materials	496,946	0.7%
Chemicals	878,190	1.2%
Coal	169,233	0.2%
Commercial Services	2,589,622	3.6%
Computers	836,189	1.1%
Cosmetics/Personal Care	21,154	NM
Distribution/Wholesale	351,281	0.5%
Diversified Financial Services	911,565	1.3%
Electric	877,104	1.2%
Electrical Components & Equipment	690,355	0.9%
Electronics	866,898	1.2%
Energy - Alternate Sources	108,211	0.1%
Engineering & Construction	306,207	0.4%
Entertainment	263,359	0.4%
Environmental Control	217,355	0.3%
Food	691,792	1.0%
Forest Products & Paper	248,752	0.3%
Gas	378,257	0.5%
Hand/Machine Tools	54,382	0.1%
Healthcare - Products	1,706,587	2.3%
Healthcare - Services	700,707	1.0%
Holding Companies - Diversified	73,523	0.1%
Home Builders	308,703	0.4%
Home Furnishings	208,428	0.3%
Household Products/Wares	155,154	0.2%
Housewares	16,801	NM
Insurance	1,045,153	1.4%
Internet	1,170,916	1.6%
Investment Companies	442,320	0.6%
Iron/Steel	116,879	0.2%
Leisure Time	234,254	0.3%
Lodging	102,207	0.1%
Machinery - Construction & Mining	21,762	NM
Machinery - Diversified	472,202	0.6%
Media	428,472	0.6%
Metal Fabricate/Hardware	285,618	0.4%
Mining	369,431	0.5%
Miscellaneous Manufacturing	699,282	1.0%
Office Furnishings	196,131	0.3%
Oil & Gas	1,175,914	1.6%
Oil & Gas Services	691,267	0.9%
Packaging & Containers	92,216	0.1%
Pharmaceuticals	1,395,689	1.9%
Pipelines	160,618	0.2%
Private Equity	53,455	0.1%
Real Estate	135,470	0.2%
REIT	3,117,792	4.4%
Retail	2,400,152	3.3%
Savings & Loans	485,505	0.7%
Semiconductors	1,511,472	2.1%
Software	2,291,172	3.1%
Storage/Warehousing	75,752	0.1%
Telecommunications	1,351,332	1.9%
Textiles	32,696	NM
Toys/Games/Hobbies	18,377	NM
Transportation	750,469	1.0%
Trucking & Leasing	91,802	0.1%
Water	83,403	0.1%

See notes to the financial statements.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2014 (unaudited)

	Value	% of Net Assets
Other **	31,397,963	43.2%
Total	$72,797,668	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Not applicable - only for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	April 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	April 2, 2014

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	April 2, 2014

* Print the name and title of each signing officer under his or her signature.